UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Himanshu Surti

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2024

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$133,356,338	$43,535,670	$11,290,670	$841,081,554
Affiliate securities, at cost	—	—	—	480,744
Securities Lending Reinvestments, at cost	1,162,321	590,125	—	167,840,719

Securities, at value†	153,387,049	45,733,516	11,991,311	1,525,411,554
Affiliate securities, at value	—	—	—	537,182
Securities Lending Reinvestments, at value	1,162,321	590,125	—	167,846,905
Cash	487,871	223,861	24,278	9,808,452
Cash segregated at broker*	2,168	83,577	8,322	897,507
Foreign cash††	—	506,000	16,830	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	23,517	277	—
Receivables:
Dividends and interest	136,279	420,836	21,131	885,912
Securities lending income	916	604	—	41,398
Capital shares issued	—	—	—	—
Investment adviser	2,228	1,668	189	15,586
Securities sold	—	—	—	—
Variation margin on futures contracts	—	—	—	—

Total Assets	155,178,832	47,583,704	12,062,338	1,705,444,496

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,969	7	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	1,162,321	590,125	—	167,840,880
Deferred compensation (Note 8)	11,859	5,542	1,014	197,883
Investment advisory fees (Note 4)	21,833	12,289	3,925	320,567
Trustee fees (Note 8)	2,937	1,083	214	21,391
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	34,834	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	11,758	32,651	701	310,404
Capital shares redeemed	—	—	—	1,708
Other	1,050	4,500	4,000	7,500

Total Liabilities	1,211,758	648,159	44,695	168,700,333

Net Assets	$153,967,074	$46,935,545	$12,017,643	$1,536,744,163

NET ASSETS CONSIST OF:
Paid-in capital	$126,016,034	$46,227,040	$12,670,363	$846,716,177
Distributable earnings (loss)	27,951,040	708,505	(652,720)	690,027,986

Net Assets	$153,967,074	$46,935,545	$12,017,643	$1,536,744,163

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	2,625,001	1,800,001	500,001	8,150,001
Net Asset Value	$58.65	$26.08	$24.04	$188.56

† Securities on loan, at value	$10,182,966	$1,165,528	$—	$218,274,137
†† Cost of foreign cash	$—	$510,380	$15,585	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund
ASSETS
Securities, at cost	$409,715,008	$224,753,356	$158,491,906	$160,048,272
Affiliate securities, at cost	—	—	—	53,804
Securities Lending Reinvestments, at cost	11,519,442	1,688,860	674,343	—

Securities, at value†	507,399,051	261,661,171	192,155,555	190,415,720
Affiliate securities, at value	—	—	—	58,003
Securities Lending Reinvestments, at value	11,519,442	1,688,860	674,343	—
Cash	1,171,352	—	1,204,809	2,385,514
Cash segregated at broker*	824,290	40,893	118,445	229,898
Foreign cash††	5,368,700	531,184	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	29,791	—	—
Receivables:
Dividends and interest	4,387,103	589,235	116,630	111,746
Securities lending income	36,695	9,723	431	382
Capital shares issued	—	—	2,875,376	—
Investment adviser	25,859	4,120	1,747	1,977
Securities sold	—	1	—	—
Variation margin on futures contracts	15,002	—	—	—

Total Assets	530,747,494	264,554,978	197,147,336	193,203,240

LIABILITIES
Cash overdraft	—	594,773	—	—
Unrealized depreciation on forward foreign currency contracts	36,460	4,460	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	11,519,442	1,688,860	674,343	—
Deferred compensation (Note 8)	104,089	51,478	10,761	12,888
Investment advisory fees (Note 4)	166,029	122,803	39,512	51,574
Trustee fees (Note 8)	7,542	3,477	2,200	2,659
Securities purchased	—	—	2,846,386	—
Deferred non-US capital gains taxes	—	2,070,602	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	2,083	33,082	65,995
Capital shares redeemed	—	—	—	—
Other	—	25,000	4,000	1,050

Total Liabilities	11,833,562	4,563,536	3,610,284	134,166

Net Assets	$518,913,932	$259,991,442	$193,537,052	$193,069,074

NET ASSETS CONSIST OF:
Paid-in capital	$546,772,248	$306,351,769	$162,489,149	$159,522,142
Distributable earnings (loss)	(27,858,316)	(46,360,327)	31,047,903	33,546,932

Net Assets	$518,913,932	$259,991,442	$193,537,052	$193,069,074

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	7,400,001	5,000,001	3,425,001	1,600,001
Net Asset Value	$70.12	$52.00	$56.51	$120.67

† Securities on loan, at value	$53,613,492	$8,695,202	$14,147,261	$11,345,218
†† Cost of foreign cash	$5,418,274	$454,431	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
ASSETS
Securities, at cost	$126,799,414	$37,539,226	$42,953,363	$5,940,965,593
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	490,153	—	850,843	231,842,174

Securities, at value†	169,685,177	43,271,404	47,702,547	6,540,979,311
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	490,153	—	850,843	231,849,752
Cash	1,440,708	491,350	435,233	11,383,036
Cash segregated at broker*	182,080	5,112	79,319	3,048,652
Foreign cash††	192,606	—	247,039	8,996,798
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	11,469	—	15,618	273,401
Receivables:
Dividends and interest	486,898	26,975	304,926	6,605,342
Securities lending income	2,221	113	332	61,577
Capital shares issued	—	—	—	—
Investment adviser	11,463	436	479	95,277
Securities sold	—	—	—	22,304
Variation margin on futures contracts	—	—	—	—

Total Assets	172,502,775	43,795,390	49,636,336	6,803,315,450

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,146	375,580
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	490,153	—	850,843	231,842,335
Deferred compensation (Note 8)	13,708	1,222	1,292	762,819
Investment advisory fees (Note 4)	60,300	1,283	4,793	2,495,401
Trustee fees (Note 8)	2,399	520	548	109,974
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	22,304
Variation margin on futures contracts	53,647	13,115	28,859	139,480
Capital shares redeemed	—	—	—	—
Other	6,000	500	—	34,500

Total Liabilities	626,207	16,640	888,481	235,782,393

Net Assets	$171,876,568	$43,778,750	$48,747,855	$6,567,533,057

NET ASSETS CONSIST OF:
Paid-in capital	$127,030,972	$37,264,143	$45,947,193	$6,895,895,073
Distributable earnings (loss)	44,845,596	6,514,607	2,800,662	(328,362,016)

Net Assets	$171,876,568	$43,778,750	$48,747,855	$6,567,533,057

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,100,001	775,000	1,000,000	157,800,001
Net Asset Value	$156.25	$56.49	$48.75	$41.62

† Securities on loan, at value	$9,204,618	$1,617,736	$1,752,858	$454,667,711
†† Cost of foreign cash	$193,617	$—	$248,576	$7,162,572

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund	FlexShares® Quality Dividend Index Fund

ASSETS
Securities, at cost	$2,113,731,102	$298,595,505	$—	$1,338,164,432
Affiliate securities, at cost	—	—	9,229,789	—
Securities Lending Reinvestments, at cost	33,094,387	7,355,984	—	96,668,389

Securities, at value†	2,166,440,190	298,318,626	—	1,649,741,316
Affiliate securities, at value	—	—	8,281,474	—
Securities Lending Reinvestments, at value	33,094,387	7,355,984	—	96,671,035
Cash	1,516,005	3,900,095	6,056	4,960,105
Cash segregated at broker*	1,726,468	629,900	—	585,304
Foreign cash††	5,300,182	1,403,847	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	42,749	2,125	—	—
Receivables:
Dividends and interest	7,119,041	1,453,362	—	1,609,965
Securities lending income	48,239	6,406	—	16,019
Capital shares issued	—	—	—	—
Investment adviser	181,519	4,114	420	17,467
Securities sold	631,328	—	639,011	—
Variation margin on futures contracts	—	—	—	—

Total Assets	2,216,100,108	313,074,459	8,926,961	1,753,601,211

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	5,270	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	33,094,387	7,355,984	—	96,668,470
Deferred compensation (Note 8)	228,920	38,686	1,408	226,836
Investment advisory fees (Note 4)	854,341	111,813	—	513,655
Trustee fees (Note 8)	34,317	4,528	319	23,711
Securities purchased	—	—	641,242	—
Deferred non-US capital gains taxes	1,093,951	—	—	—
Due to Authorized Participant	631,328	—	—	—
Variation margin on futures contracts	97,412	59,851	—	187,042
Capital shares redeemed	—	—	—	—
Other	14,000	4,000	—	5,650

Total Liabilities	36,048,656	7,580,132	642,969	97,625,364

Net Assets	$2,180,051,452	$305,494,327	$8,283,992	$1,655,975,847

NET ASSETS CONSIST OF:
Paid-in capital	$2,351,196,918	$377,853,827	$11,324,435	$1,431,805,867
Distributable earnings (loss)	(171,145,466)	(72,359,500)	(3,040,443)	224,169,980

Net Assets	$2,180,051,452	$305,494,327	$8,283,992	$1,655,975,847

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	41,700,001	5,700,001	275,001	26,467,921
Net Asset Value	$52.28	$53.60	$30.12	$62.57

† Securities on loan, at value	$158,923,673	$36,000,523	$—	$148,088,786
†† Cost of foreign cash	$5,304,147	$1,432,707	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$282,858,595	$486,388,161	$21,724,428	$64,434,461
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	18,491,349	20,997,114	1,049,261	2,313,825

Securities, at value†	345,873,435	547,494,660	22,777,608	70,023,439
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	18,491,349	20,997,114	1,049,261	2,313,825
Cash	2,083,907	3,733,421	177,707	777,623
Cash segregated at broker*	217,479	709,914	101,248	137,860
Foreign cash††	—	4,762,792	429,143	316,091
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	225,474	10,002	16,332
Receivables:
Dividends and interest	352,104	3,823,727	257,415	563,132
Securities lending income	2,613	7,351	412	2,493
Capital shares issued	—	—	—	—
Investment adviser	3,575	29,787	1,194	11,319
Securities sold	—	—	—	2,773,835
Variation margin on futures contracts	—	—	—	—

Total Assets	367,024,462	581,784,240	24,803,990	76,935,949

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	19,973	—	1,078
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	18,491,349	20,997,114	1,049,261	2,313,825
Deferred compensation (Note 8)	51,529	87,003	10,325	7,985
Investment advisory fees (Note 4)	107,355	213,708	9,019	29,104
Trustee fees (Note 8)	5,105	7,802	467	1,278
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	1,325,807	69,002	226,079
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	59,851	280,538	18,979	34,616
Capital shares redeemed	—	—	—	2,858,444
Other	750	8,500	—	3,500

Total Liabilities	18,715,939	22,940,445	1,157,053	5,475,909

Net Assets	$348,308,523	$558,843,795	$23,646,937	$71,460,040

NET ASSETS CONSIST OF:
Paid-in capital	$314,584,421	$692,473,776	$50,859,180	$89,033,125
Distributable earnings (loss)	33,724,102	(133,629,981)	(27,212,243)	(17,573,085)

Net Assets	$348,308,523	$558,843,795	$23,646,937	$71,460,040

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	5,675,001	23,200,001	1,100,001	2,500,001
Net Asset Value	$61.38	$24.09	$21.50	$28.58

† Securities on loan, at value	$29,555,841	$49,827,893	$3,022,656	$7,616,163
†† Cost of foreign cash	$—	$4,803,632	$430,198	$315,848

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund

ASSETS
Securities, at cost	$1,822,461,279	$819,377,529	$84,584,103	$371,183,873
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	5,608,828

Securities, at value†	1,776,699,607	779,829,556	78,362,350	365,292,924
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	5,608,828
Cash	6,376,231	2,433,463	1,573,383	1,585,415
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Due from Authorized Participant	—	—	—	231,988
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	2,586,872	1,321,133	255,298	4,003,743
Securities lending income	—	18	—	1,351
Capital shares issued	—	1,159,372	—	—
Investment adviser	18,972	8,425	739	3,044
Securities sold	134,241,876	64,032,901	—	35,534,586
Variation margin on futures contracts	—	—	—	—

Total Assets	1,919,923,558	848,784,868	80,191,770	412,261,879

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	5,608,828
Deferred compensation (Note 8)	314,839	115,027	9,583	23,418
Investment advisory fees (Note 4)	264,181	115,465	13,006	43,900
Trustee fees (Note 8)	30,317	12,460	1,253	3,988
Securities purchased	139,576,309	67,125,241	1,308,985	34,092,144
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	254	—	—
Other	—	—	800	3,750

Total Liabilities	140,185,646	67,368,447	1,333,627	39,776,028

Net Assets	$1,779,737,912	$781,416,421	$78,858,143	$372,485,851

NET ASSETS CONSIST OF:
Paid-in capital	$1,996,275,235	$875,617,579	$99,395,302	$405,666,787
Distributable earnings (loss)	(216,537,323)	(94,201,158)	(20,537,159)	(33,180,936)

Net Assets	$1,779,737,912	$781,416,421	$78,858,143	$372,485,851

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	75,704,000	33,700,001	3,950,001	7,950,001
Net Asset Value	$23.51	$23.19	$19.96	$46.85

† Securities on loan, at value	$—	$472,974	$—	$7,434,931
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value- Scored Bond Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ultra-Short Income Fund

ASSETS
Securities, at cost	$32,761,580	$1,338,274,000	$41,027,784	$1,133,581,672
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	23,282,459	—	—

Securities, at value†	30,449,187	1,339,030,266	38,589,517	1,134,650,604
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	23,282,459	—	—
Cash	248,343	25,457,004	1,046,834	6,426,224
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Due from Authorized Participant	—	4,827,832	—	—
Due from Custodian	—	1,303,151	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	441,554	24,675,581	455,673	8,839,274
Securities lending income	—	10,425	—	—
Capital shares issued	—	—	—	—
Investment adviser	334	14,529	312	11,229
Securities sold	2,698,531	103,126,549	1,607,093	—
Variation margin on futures contracts	—	—	—	—

Total Assets	33,837,949	1,521,727,796	41,699,429	1,149,927,331

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	23,282,459	—	—
Deferred compensation (Note 8)	4,345	51,632	956	65,544
Investment advisory fees (Note 4)	3,884	425,335	3,949	234,042
Trustee fees (Note 8)	504	17,852	329	15,746
Securities purchased	2,682,023	101,684,057	1,832,178	5,895,460
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	40,380,013	—	—
Other	—	20,750	2,250	1,925

Total Liabilities	2,690,756	165,862,098	1,839,662	6,212,717

Net Assets	$31,147,193	$1,355,865,698	$39,859,767	$1,143,714,614

NET ASSETS CONSIST OF:
Paid-in capital	$47,053,815	$1,515,093,544	$50,428,048	$1,138,377,501
Distributable earnings (loss)	(15,906,622)	(159,227,846)	(10,568,281)	5,337,113

Net Assets	$31,147,193	$1,355,865,698	$39,859,767	$1,143,714,614

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	750,001	33,600,001	1,000,000	15,160,001
Net Asset Value	$41.53	$40.35	$39.86	$75.44

† Securities on loan, at value	$—	$43,003,744	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$129,038,455
Affiliate securities, at cost	47,574,383
Securities Lending Reinvestments, at cost	388,650

Securities, at value†	121,142,094
Affiliate securities, at value	47,111,362
Securities Lending Reinvestments, at value	388,650
Cash	194,570
Cash segregated at broker*	86,468
Foreign cash††	—
Due from Authorized Participant	—
Unrealized appreciation on forward foreign currency contracts	—
Receivables:
Dividends and interest	—
Securities lending income	2,833
Capital shares issued	1,074,837
Investment adviser	1,954
Securities sold	—
Variation margin on futures contracts	—

Total Assets	170,002,768

LIABILITIES
Cash overdraft	—
Unrealized depreciation on forward foreign currency contracts	—
Due to brokers	—
Payables:
Cash collateral received from securities loaned	388,650
Deferred compensation (Note 8)	11,777
Investment advisory fees (Note 4)	41,465
Trustee fees (Note 8)	2,706
Securities purchased	1,073,460
Deferred non-US capital gains taxes	—
Due to Authorized Participant	—
Variation margin on futures contracts	100,805
Capital shares redeemed	—
Other	—

Total Liabilities	1,618,863

Net Assets	$168,383,905

NET ASSETS CONSIST OF:
Paid-in capital	$197,998,953
Distributable earnings (loss)	(29,615,048)

Net Assets	$168,383,905

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	7,850,001
Net Asset Value	$21.45

† Securities on loan, at value	$423,360
†† Cost of foreign cash	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/24.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Trust

Statements of Operations

For the year ended April 30, 2024 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$1,977,387	$970,384	$228,932	$13,373,333
Income from non-cash dividends	—	61,112	—	—
Dividend income received from affiliate	—	—	—	10,116
Interest income	991	—	—	—
Securities lending income (net of fees) (Note 2)	9,932	4,297	—	284,152
Foreign withholding tax on dividends	(4,317)	(108,322)	(19,201)	(7,770)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,983,993	927,471	209,731	13,659,831

EXPENSES
Deferred compensation (Note 7)	966	322	75	7,289
Investment advisory fees	177,254	97,269	32,343	1,893,775
Trustee fees (Note 7)	9,459	3,083	688	69,601
Tax services expense (Note 4)	—	1,211	—	—
Other expenses (Note 4)	879	295	66	6,648

Total Gross Expenses Before Fees Reimbursed	188,558	102,180	33,172	1,977,313

Less:
Investment advisory fees reimbursed (Note 4)	(6,504)	(3,361)	(413)	(44,390)

Total Net Expenses	182,054	98,819	32,759	1,932,923

Net Investment Income (Loss)	1,801,939	828,652	176,972	11,726,908

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	(206)
Transactions in investment securities	(351,181)	(297,268)	11,769 (1)	3,531,011
In-kind redemptions on investments in affiliated securities	—	—	—	6,042
In-kind redemptions on investments in securities	18,793,464	3,560,426	25,247	44,039,540
Expiration or closing of futures contracts	130,166	119,243	4,747	1,746,018
Settlement of forward foreign currency contracts	—	(11,556)	(244)	—
Foreign currency transactions	—	7,304	(28,642)	—

Net Realized Gain (Loss)	18,572,449	3,378,149	12,877	49,322,405

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	8,579,297	3,204,773	1,629,806 (2)	214,919,048 (3)
Securities lending	—	—	—	(4,869)
Futures contracts	(13,733)	48,232	11,917	420,097
Forward foreign currency contracts	—	12,493	270	—
Translation of other assets and liabilities denominated in foreign currencies	—	(2,999)	136	—

Net Change in Unrealized Appreciation (Depreciation)	8,565,564	3,262,499	1,642,129	215,334,276

Net Realized and Unrealized Gain (Loss)	27,138,013	6,640,648	1,655,006	264,656,681

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,939,952	$7,469,300	$1,831,978	$276,383,589

(1)	Net of non-US capital gains tax of $63,453.

(2)	Net of deferred non-US capital gains tax of $34,834.

(3)	Includes $108,995 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

INVESTMENT INCOME
Dividend income	$9,078,345	$3,541,154	$1,395,481	$1,475,949
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	1,467
Interest income	—	253	—	—
Securities lending income (net of fees) (Note 2)	194,682	45,877	2,944	4,013
Foreign withholding tax on dividends	(886,748)	(376,342)	—	(409)
Foreign withholding tax on interest	—	(3)	—	—

Total Investment Income	8,386,279	3,210,939	1,398,425	1,481,020

EXPENSES
Deferred compensation (Note 7)	2,481	1,187	826	917
Investment advisory fees	986,640	720,891	220,664	305,628
Trustee fees (Note 7)	23,677	11,329	8,034	8,783
Tax services expense (Note 4)	32,207	2,199	—	—
Other expenses (Note 4)	2,264	1,077	742	977

Total Gross Expenses Before Fees Reimbursed	1,047,269	736,683	230,266	316,305

Less:
Investment advisory fees reimbursed (Note 4)	(47,382)	(17,053)	(5,033)	(5,713)

Total Net Expenses	999,887	719,630	225,233	310,592

Net Investment Income (Loss)	7,386,392	2,491,309	1,173,192	1,170,428

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	(1,212)
Transactions in investment securities	(5,330,485)	706,961 (1)	(1,304,485)	(1,660,459)
In-kind redemptions on investments in affiliated securities	—	—	—	529
In-kind redemptions on investments in securities	5,965,677	243,899	5,710,507	11,667,753
Expiration or closing of futures contracts	790,446	9,423	212,537	284,870
Settlement of forward foreign currency contracts	(28,667)	3,038	—	—
Foreign currency transactions	57,735	(259,504)	—	—

Net Realized Gain (Loss)	1,454,706	703,817	4,618,559	10,291,481

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	74,830,878	29,313,501 (2)	26,824,493	18,899,897 (3)
Securities lending	—	—	—	—
Futures contracts	343,663	53,255	32,433	50,102
Forward foreign currency contracts	(6,569)	19,493	—	—
Translation of other assets and liabilities denominated in foreign currencies	(56,052)	21,531	—	—

Net Change in Unrealized Appreciation (Depreciation)	75,111,920	29,407,780	26,856,926	18,949,999

Net Realized and Unrealized Gain (Loss)	76,566,626	30,111,597	31,475,485	29,241,480

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,953,018	$32,602,906	$32,648,677	$30,411,908

(1)	Net of non-US capital gains tax of $330,177.

(2)	Net of deferred non-US capital gains tax of $2,061,862.

(3)	Includes $21,416 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

INVESTMENT INCOME
Dividend income	$1,904,874	$313,008	$768,346	$121,420,074
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	860	—	—
Securities lending income (net of fees) (Note 2)	9,239	649	1,392	402,097
Foreign withholding tax on dividends	(112,297)	—	(75,328)	(6,375,649)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,801,816	314,517	694,410	115,446,522

EXPENSES
Deferred compensation (Note 7)	830	203	221	33,804
Investment advisory fees	363,063	19,188	27,910	15,288,301
Trustee fees (Note 7)	7,943	2,004	2,141	328,553
Tax services expense (Note 4)	15,127	—	—	45,275
Other expenses (Note 4)	746	181	201	31,018

Total Gross Expenses Before Fees Reimbursed	387,709	21,576	30,473	15,726,951

Less:
Investment advisory fees reimbursed (Note 4)	(20,063)	(1,323)	(1,399)	(267,755)

Total Net Expenses	367,646	20,253	29,074	15,459,196

Net Investment Income (Loss)	1,434,170	294,264	665,336	99,987,326

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	2,067,484	(246,803)	(219,006)	(77,823,467)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	7,034,461	1,492,180	—	246,230,878
Expiration or closing of futures contracts	221,790	71,735	81,668	3,075,437
Settlement of forward foreign currency contracts	12,793	—	(4,402)	(304,805)
Foreign currency transactions	(4,431)	—	289	(1,206,291)

Net Realized Gain (Loss)	9,332,097	1,317,112	(141,451)	169,971,752

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	18,461,830	5,650,568	6,557,600	342,406,249
Securities lending	—	—	—	(3,819)
Futures contracts	41,607	4,581	(7,383)	1,708,850
Forward foreign currency contracts	3,713	—	10,274	(80,179)
Translation of other assets and liabilities denominated in foreign currencies	(1,815)	—	(1,392)	1,470,686

Net Change in Unrealized Appreciation (Depreciation)	18,505,335	5,655,149	6,559,099	345,501,787

Net Realized and Unrealized Gain (Loss)	27,837,432	6,972,261	6,417,648	515,473,539

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,271,602	$7,266,525	$7,082,984	$615,460,865

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund	FlexShares® Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$35,500,730		$6,436,458	$—	$20,998,060
Income from non-cash dividends	—		—	—	—
Dividend income received from affiliate	—		—	189,487	—
Interest income	—		—	—	—
Securities lending income (net of fees) (Note 2)	687,464		29,525	—	182,386
Foreign withholding tax on dividends	(2,162,966)		(186,502)	—	(19,672)
Foreign withholding tax on interest	—		—	—	—

Total Investment Income	34,025,228		6,279,481	189,487	21,160,774

EXPENSES
Deferred compensation (Note 7)	10,702		1,443	81	8,020
Investment advisory fees	5,160,632		667,146	36,174	3,075,268
Trustee fees (Note 7)	100,295		13,393	760	76,651
Tax services expense (Note 4)	15,582		1,212	—	—
Other expenses (Note 4)	9,749		1,341	77	7,260

Total Gross Expenses Before Fees Reimbursed	5,296,960		684,535	37,092	3,167,199

Less:
Investment advisory fees reimbursed (Note 4)	(79,745)		(9,646)	(34,854)	(48,677)

Total Net Expenses	5,217,215		674,889	2,238	3,118,522

Net Investment Income (Loss)	28,808,013		5,604,592	187,249	18,042,252

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—	(226,581)	—
Transactions in investment securities	(10,504,284	)(1)	(10,182,982)	—	(12,769,079)
In-kind redemptions on investments in affiliated securities	—		—	(1,098,670)	—
In-kind redemptions on investments in securities	13,240,636		1,098,802	—	68,528,122
Expiration or closing of futures contracts	1,612,483		583,672	—	831,204
Settlement of forward foreign currency contracts	84,347		(7,198)	—	—
Foreign currency transactions	(26,642)		(8,646)	—	—

Net Realized Gain (Loss)	4,406,540		(8,516,352)	(1,325,251)	56,590,247

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	177,646,882	(2)	41,933,565	2,858,103 (3)	165,795,930
Securities lending	—		—	—	(3,312)
Futures contracts	974,246		28,088	—	(83,159)
Forward foreign currency contracts	(21,277)		(347)	—	—
Translation of other assets and liabilities denominated in foreign currencies	15,708		(21,780)	—	—

Net Change in Unrealized Appreciation (Depreciation)	178,615,559		41,939,526	2,858,103	165,709,459

Net Realized and Unrealized Gain (Loss)	183,022,099		33,423,174	1,532,852	222,299,706

Net Increase (Decrease) in Net Assets Resulting from Operations	$211,830,112		$39,027,766	$1,720,101	$240,341,958

(1)	Net of non-US capital gains tax of $650,644.

(2)	Net of deferred non-US capital gains tax of $1,093,951.

(3)	Includes $2,858,103 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

INVESTMENT INCOME
Dividend income	$4,566,386	$12,064,233	$530,181	$1,484,726
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	39,235	88,282	2,493	10,307
Foreign withholding tax on dividends	(4,122)	(1,512,637)	(61,552)	(189,508)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	4,601,499	10,639,878	471,122	1,305,525

EXPENSES
Deferred compensation (Note 7)	1,669	2,641	127	358
Investment advisory fees	640,001	1,275,100	57,287	173,806
Trustee fees (Note 7)	15,860	25,403	1,177	3,203
Tax services expense (Note 4)	—	37,011	1,212	16,346
Other expenses (Note 4)	1,509	2,414	115	323

Total Gross Expenses Before Fees Reimbursed	659,039	1,342,569	59,918	194,036

Less:
Investment advisory fees reimbursed (Note 4)	(10,040)	(53,112)	(1,990)	(18,266)

Total Net Expenses	648,999	1,289,457	57,928	175,770

Net Investment Income (Loss)	3,952,500	9,350,421	413,194	1,129,755

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(1,627,198)	858,311 (1)	637,550 (2)	888,549 (3)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	9,382,494	2,992,571	454,688	583,929
Expiration or closing of futures contracts	294,206	817,864	75,890	103,001
Settlement of forward foreign currency contracts	—	(44,135)	1,139	5,143

Foreign currency transactions	—	(39,471)	(100,283)	(16,411)

Net Realized Gain (Loss)	8,049,502	4,585,140	1,068,984	1,564,211

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	38,988,836	79,855,034 (4)	2,227,301 (5)	10,853,631 (6)
Securities lending	—	—	—	—
Futures contracts	18,066	226,684	55,481	29,567
Forward foreign currency contracts	—	128,511	10,002	11,297
Translation of other assets and liabilities denominated in foreign currencies	—	(17,040)	(2,009)	2,033

Net Change in Unrealized Appreciation (Depreciation)	39,006,902	80,193,189	2,290,775	10,896,528

Net Realized and Unrealized Gain (Loss)	47,056,404	84,778,329	3,359,759	12,460,739

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,008,904	$94,128,750	$3,772,953	$13,590,494

(1)	Net of non-US capital gains tax of $359,330.

(2)	Net of non-US capital gains tax of $23,878.

(3)	Net of non-US capital gains tax of $107,017.

(4)	Net of deferred non-US capital gains tax of $1,325,807.

(5)	Net of deferred non-US capital gains tax of $69,002.

(6)	Net of deferred non-US capital gains tax of $226,079.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	31,476,721	14,197,124	1,381,821	8,101,270
Securities lending income (net of fees) (Note 2)	8,083	4,148	—	3,163
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	31,484,804	14,201,272	1,381,821	8,104,433

EXPENSES
Deferred compensation (Note 7)	9,183	4,017	372	1,473
Investment advisory fees	1,651,987	722,770	76,130	272,664
Trustee fees (Note 7)	88,909	39,558	3,437	14,298
Tax services expense (Note 4)	—	—	—	—
Other expenses (Note 4)	8,396	3,587	332	1,321

Total Gross Expenses Before Fees Reimbursed	1,758,448	769,932	80,271	289,756

Less:
Investment advisory fees reimbursed (Note 4)	(61,321)	(27,388)	(2,267)	(9,218)

Total Net Expenses	1,697,127	742,544	78,004	280,538

Net Investment Income (Loss)	29,787,677	13,458,728	1,303,817	7,823,895

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(22,156,267)	(9,864,632)	24,178	(1,389,109)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	656,842	2,258,551	—	(3,912)
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(21,499,425)	(7,606,081)	24,178	(1,393,021)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	46,601,055	22,081,643	1,464,683	8,956,391
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	46,601,055	22,081,643	1,464,683	8,956,391

Net Realized and Unrealized Gain (Loss)	25,101,630	14,475,562	1,488,861	7,563,370

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,889,307	$27,934,290	$2,792,678	$15,387,265

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Operations (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value- Scored Bond Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ultra-Short Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	895,820	64,096,874	795,199	30,994,799
Securities lending income (net of fees) (Note 2)	—	29,291	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	(15,819)	—	—

Total Investment Income	895,820	64,110,346	795,199	30,994,799

EXPENSES
Deferred compensation (Note 7)	157	6,700	148	5,427
Investment advisory fees	27,661	2,559,617	20,321	1,388,799
Trustee fees (Note 7)	1,462	65,853	1,370	53,558
Tax services expense (Note 4)	—	—	—	—
Other expenses (Note 4)	144	6,021	141	4,869

Total Gross Expenses Before Fees Reimbursed	29,424	2,638,191	21,980	1,452,653

Less:
Investment advisory fees reimbursed (Note 4)	(2,014)	(112,666)	(825)	(36,599)

Total Net Expenses	27,410	2,525,525	21,155	1,416,054

Net Investment Income (Loss)	868,410	61,584,821	774,044	29,578,745

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(1,457,293)	(17,760,308)	(138,166)	19,281
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	7,903,270	—	—
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(1,457,293)	(9,857,038)	(138,166)	19,281

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	4,028,654	63,376,739	964,341	4,457,418
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	4,028,654	63,376,739	964,341	4,457,418

Net Realized and Unrealized Gain (Loss)	2,571,361	53,519,701	826,175	4,476,699

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,439,771	$115,104,522	$1,600,219	$34,055,444

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$2,400,141
Income from non-cash dividends	—
Dividend income received from affiliate	1,012,847
Interest income	1,752
Securities lending income (net of fees) (Note 2)	13,100
Foreign withholding tax on dividends	—
Foreign withholding tax on interest	—

Total Investment Income	3,427,840

EXPENSES
Deferred compensation (Note 7)	891
Investment advisory fees	311,071
Trustee fees (Note 7)	8,774
Tax services expense (Note 4)	—
Other expenses (Note 4)	831

Total Gross Expenses Before Fees Reimbursed	321,567

Less:
Investment advisory fees reimbursed (Note 4)	(98,010)

Total Net Expenses	223,557

Net Investment Income (Loss)	3,204,283

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—
Transactions in investment securities	(2,959,083)
In-kind redemptions on investments in affiliated securities	113,259
In-kind redemptions on investments in securities	(42,615)
Expiration or closing of futures contracts	(17,113)
Settlement of forward foreign currency contracts	—
Foreign currency transactions	—

Net Realized Gain (Loss)	(2,905,552)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	9,085,993 (1)
Securities lending	—
Futures contracts	(63,750)
Forward foreign currency contracts	—
Translation of other assets and liabilities denominated in foreign currencies	—

Net Change in Unrealized Appreciation (Depreciation)	9,022,243

Net Realized and Unrealized Gain (Loss)	6,116,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,320,974

(1)	Includes $939,453 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$1,801,939	$3,088,122	$828,652	$2,160,654
Net realized gain (loss)	18,572,449	4,072,337	3,378,149	(216,654)
Net change in unrealized appreciation (depreciation)	8,565,564	320,366	3,262,499	4,872,894

Net Increase (Decrease) in Net Assets
Resulting from Operations	28,939,952	7,480,825	7,469,300	6,816,894

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,752,940)	(3,156,833)	(725,798)	(2,014,225)

Total distributions	(1,752,940)	(3,156,833)	(725,798)	(2,014,225)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	13,137,033	69,071,863	2,669,495	7,306,967
Cost of shares redeemed	(71,361,591)	(50,959,758)	(28,740,803)	(7,698,033)

Net Increase (Decrease) from Capital Transactions	(58,224,558)	18,112,105	(26,071,308)	(391,066)

Total Increase (Decrease) in Net Assets	(31,037,546)	22,436,097	(19,327,806)	4,411,603

NET ASSETS
Beginning of Period	$185,004,620	$162,568,523	$66,263,351	$61,851,748

End of Period	$153,967,074	$185,004,620	$46,935,545	$66,263,351

SHARE TRANSACTIONS
Beginning of period	3,600,001	3,250,001	2,800,001	2,800,001
Shares issued	—	—	—	—
Shares issued in-kind	225,000	1,325,000	100,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,200,000)	(975,000)	(1,100,000)	(300,000)

Shares Outstanding, End of Period	2,625,001	3,600,001	1,800,001	2,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$176,972	$499,771	$11,726,908	$22,522,210
Net realized gain (loss)	12,877	(442,054)	49,322,405	44,319,694
Net change in unrealized appreciation (depreciation)	1,642,129	358,726	215,334,276	15,502,460

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,831,978	416,443	276,383,589	82,344,364

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(51,382)	(436,593)	(11,766,812)	(21,821,054)

Total distributions	(51,382)	(436,593)	(11,766,812)	(21,821,054)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	6,915,654	9,401,694	9,872,315	—
Cost of shares redeemed	(9,658,453)	(4,615,590)	(73,755,990)	(121,919,751)

Net Increase (Decrease) from Capital Transactions	(2,742,799)	4,786,104	(63,883,675)	(121,919,751)

Total Increase (Decrease) in Net Assets	(962,203)	4,765,954	200,733,102	(61,396,441)

NET ASSETS
Beginning of Period	$12,979,846	$8,213,892	$1,336,011,061	$1,397,407,502

End of Period	$12,017,643	$12,979,846	$1,536,744,163	$1,336,011,061

SHARE TRANSACTIONS
Beginning of period	600,001	400,001	8,500,001	9,250,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	400,000	50,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(200,000)	(400,000)	(750,000)

Shares Outstanding, End of Period	500,001	600,001	8,150,001	8,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$7,386,392	$15,735,070	$2,491,309	$6,994,578
Net realized gain (loss)	1,454,706	(4,262,457)	703,817	(7,042,753)
Net change in unrealized appreciation (depreciation)	75,111,920	49,438,918	29,407,780	27,575,627

Net Increase (Decrease) in Net Assets
Resulting from Operations	83,953,018	60,911,531	32,602,906	27,527,452

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(7,615,075)	(13,198,440)	(5,766,088)	(7,099,686)

Total distributions	(7,615,075)	(13,198,440)	(5,766,088)	(7,099,686)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	24,499,757	10,189,317
Cost of shares redeemed	(26,662,836)	(25,228,446)	(10,068,658)	(18,782,471)

Net Increase (Decrease) from Capital Transactions	(26,662,836)	(25,228,446)	14,431,099	(8,593,154)

Total Increase (Decrease) in Net Assets	49,675,107	22,484,645	41,267,917	11,834,612

NET ASSETS
Beginning of Period	$469,238,825	$446,754,180	$218,723,525	$206,888,913

End of Period	$518,913,932	$469,238,825	$259,991,442	$218,723,525

SHARE TRANSACTIONS
Beginning of period	7,800,001	8,200,001	4,700,001	4,900,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	500,000	200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(400,000)	(200,000)	(400,000)

Shares Outstanding, End of Period	7,400,001	7,800,001	5,000,001	4,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Select Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$1,173,192	$1,935,023	$1,170,428	$2,249,332
Net realized gain (loss)	4,618,559	513,105	10,291,481	6,648,644
Net change in unrealized appreciation (depreciation)	26,856,926	8,232,977	18,949,999	10,450,925

Net Increase (Decrease) in Net Assets
Resulting from Operations	32,648,677	10,681,105	30,411,908	19,348,901

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,046,880)	(1,897,433)	(1,172,916)	(2,147,796)

Total distributions	(1,046,880)	(1,897,433)	(1,172,916)	(2,147,796)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	31,813,775	26,273,873	29,330,289	7,197,512
Cost of shares redeemed	(16,684,412)	(15,601,493)	(32,424,955)	(29,453,795)

Net Increase (Decrease) from Capital Transactions	15,129,363	10,672,380	(3,094,666)	(22,256,283)

Total Increase (Decrease) in Net Assets	46,731,160	19,456,052	26,144,326	(5,055,178)

NET ASSETS
Beginning of Period	$146,805,892	$127,349,840	$166,924,748	$171,979,926

End of Period	$193,537,052	$146,805,892	$193,069,074	$166,924,748

SHARE TRANSACTIONS
Beginning of period	3,150,001	2,950,001	1,625,001	1,850,001
Shares issued	—	—	—	—
Shares issued in-kind	575,000	550,000	250,000	75,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	(350,000)	(275,000)	(300,000)

Shares Outstanding, End of Period	3,425,001	3,150,001	1,600,001	1,625,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund		FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$1,434,170	$2,854,395	$294,264	$505,882
Net realized gain (loss)	9,332,097	2,574,807	1,317,112	(18,044)
Net change in unrealized appreciation (depreciation)	18,505,335	14,806,661	5,655,149	2,076,926

Net Increase (Decrease) in Net Assets
Resulting from Operations	29,271,602	20,235,863	7,266,525	2,564,764

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,201,826)	(2,604,964)	(308,123)	(460,917)

Total distributions	(1,201,826)	(2,604,964)	(308,123)	(460,917)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,071,747	—	5,444,374	13,970,255
Cost of shares redeemed	(16,080,575)	(12,740,756)	(5,519,912)	(1,281,601)

Net Increase (Decrease) from Capital Transactions	(8,008,828)	(12,740,756)	(75,538)	12,688,654

Total Increase (Decrease) in Net Assets	20,060,948	4,890,143	6,882,864	14,792,501

NET ASSETS
Beginning of Period	$151,815,620	$146,925,477	$36,895,886	$22,103,385

End of Period	$171,876,568	$151,815,620	$43,778,750	$36,895,886

SHARE TRANSACTIONS
Beginning of period	1,150,001	1,250,001	775,000	500,000
Shares issued	—	—	—	—
Shares issued in-kind	50,000	—	100,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	(100,000)	(100,000)	(25,000)

Shares Outstanding, End of Period	1,100,001	1,150,001	775,000	775,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$665,336	$1,063,953	$99,987,326	$255,181,349
Net realized gain (loss)	(141,451)	(1,266,636)	169,971,752	37,294,167
Net change in unrealized appreciation (depreciation)	6,559,099	1,660,641	345,501,787	(605,021,499)

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,082,984	1,457,958	615,460,865	(312,545,983)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(371,589)	(958,970)	(105,315,680)	(217,789,649)

Total distributions	(371,589)	(958,970)	(105,315,680)	(217,789,649)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,552,254	19,816,298	12,305,826	660,926,417
Cost of shares redeemed	—	—	(880,204,002)	(40,156,731)

Net Increase (Decrease) from Capital Transactions	4,552,254	19,816,298	(867,898,176)	620,769,686

Total Increase (Decrease) in Net Assets	11,263,649	20,315,286	(357,752,991)	90,434,054

NET ASSETS
Beginning of Period	$37,484,206	$17,168,920	$6,925,286,048	$6,834,851,994

End of Period	$48,747,855	$37,484,206	$6,567,533,057	$6,925,286,048

SHARE TRANSACTIONS
Beginning of period	900,000	450,000	179,600,001	165,300,001
Shares issued	—	—	—	—
Shares issued in-kind	100,000	450,000	300,000	15,250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(22,100,000)	(950,000)

Shares Outstanding, End of Period	1,000,000	900,000	157,800,001	179,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$28,808,013	$63,568,762	$5,604,592	$9,038,507
Net realized gain (loss)	4,406,540	58,766,189	(8,516,352)	(26,203,121)
Net change in unrealized appreciation (depreciation)	178,615,559	(59,933,152)	41,939,526	(2,716,083)

Net Increase (Decrease) in Net Assets
Resulting from Operations	211,830,112	62,401,799	39,027,766	(19,880,697)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(21,219,572)	(54,907,766)	(3,136,674)	(8,872,134)

Total distributions	(21,219,572)	(54,907,766)	(3,136,674)	(8,872,134)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	34,489,770	12,129,246	33,137,436	13,506,842
Cost of shares redeemed	(70,230,321)	(494,960,229)	(8,207,532)	(68,461,361)

Net Increase (Decrease) from Capital Transactions	(35,740,551)	(482,830,983)	24,929,904	(54,954,519)

Total Increase (Decrease) in Net Assets	154,869,989	(475,336,950)	60,820,996	(83,707,350)

NET ASSETS
Beginning of Period	$2,025,181,463	$2,500,518,413	$244,673,331	$328,380,681

End of Period	$2,180,051,452	$2,025,181,463	$305,494,327	$244,673,331

SHARE TRANSACTIONS
Beginning of period	42,400,001	51,750,001	5,200,001	6,300,001
Shares issued	—	—	—	—
Shares issued in-kind	650,000	250,000	650,000	250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,350,000)	(9,600,000)	(150,000)	(1,350,000)

Shares Outstanding, End of Period	41,700,001	42,400,001	5,700,001	5,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$187,249	$511,692	$18,042,252	$38,188,210
Net realized gain (loss)	(1,325,251)	(1,767,639)	56,590,247	60,238,640
Net change in unrealized appreciation (depreciation)	2,858,103	1,536,542	165,709,459	3,587,912

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,720,101	280,595	240,341,958	102,014,762

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(187,592)	(512,404)	(17,423,644)	(36,041,105)

Total distributions	(187,592)	(512,404)	(17,423,644)	(36,041,105)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	743,391	744,410	163,750,484	481,283,890
Cost of shares redeemed	(10,564,459)	(12,804,666)	(208,965,767)	(608,656,345)
From merger	—	—	—	16,941,795

Net Increase (Decrease) from Capital Transactions	(9,821,068)	(12,060,256)	(45,215,283)	(110,430,660)

Total Increase (Decrease) in Net Assets	(8,288,559)	(12,292,065)	177,703,031	(44,457,003)

NET ASSETS
Beginning of Period	$16,572,551	$28,864,616	$1,478,272,816	$1,522,729,819

End of Period	$8,283,992	$16,572,551	$1,655,975,847	$1,478,272,816

SHARE TRANSACTIONS
Beginning of period	600,001	1,000,001	27,167,921	29,125,001
Shares issued	—	—	—	—
Shares issued in-kind	25,000	25,000	2,700,000	8,675,000
Shares redeemed	—	—	(50,000)	—
Shares redeemed in-kind	(350,000)	(425,000)	(3,350,000)	(10,925,060)
From Merger	—	—	—	292,980

Shares Outstanding, End of Period	275,001	600,001	26,467,921	27,167,921

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$3,952,500	$8,123,427	$9,350,421	$27,194,270
Net realized gain (loss)	8,049,502	15,577,513	4,585,140	(10,397,660)
Net change in unrealized appreciation (depreciation)	39,006,902	2,003,013	80,193,189	58,209,253

Net Increase (Decrease) in Net Assets
Resulting from Operations	51,008,904	25,703,953	94,128,750	75,005,863

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(3,738,249)	(7,830,976)	(13,610,435)	(25,465,739)

Total distributions	(3,738,249)	(7,830,976)	(13,610,435)	(25,465,739)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	18,098,265	57,240,190	—	44,718,076
Cost of shares redeemed	(30,291,495)	(107,325,647)	(20,550,434)	(27,479,378)

Net Increase (Decrease) from Capital Transactions	(12,193,230)	(50,085,457)	(20,550,434)	17,238,698

Total Increase (Decrease) in Net Assets	35,077,425	(32,212,480)	59,967,881	66,778,822

NET ASSETS
Beginning of Period	$313,231,098	$345,443,578	$498,875,914	$432,097,092

End of Period	$348,308,523	$313,231,098	$558,843,795	$498,875,914

SHARE TRANSACTIONS
Beginning of period	5,875,001	6,825,001	24,100,001	23,400,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	1,075,000	—	2,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(500,000)	(2,025,000)	(900,000)	(1,300,000)

Shares Outstanding, End of Period	5,675,001	5,875,001	23,200,001	24,100,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$413,194	$1,520,040	$1,129,755	$4,358,575
Net realized gain (loss)	1,068,984	19,327	1,564,211	414,028
Net change in unrealized appreciation (depreciation)	2,290,775	3,783,570	10,896,528	9,170,674

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,772,953	5,322,937	13,590,494	13,943,277

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(484,018)	(1,463,869)	(2,191,639)	(4,043,930)

Total distributions	(484,018)	(1,463,869)	(2,191,639)	(4,043,930)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	—	41,723,239
Cost of shares redeemed	(6,145,370)	(17,901,037)	(5,652,523)	(47,697,235)

Net Increase (Decrease) from Capital Transactions	(6,145,370)	(17,901,037)	(5,652,523)	(5,973,996)

Total Increase (Decrease) in Net Assets	(2,856,435)	(14,041,969)	5,746,332	3,925,351

NET ASSETS
Beginning of Period	$26,503,372	$40,545,341	$65,713,708	$61,788,357

End of Period	$23,646,937	$26,503,372	$71,460,040	$65,713,708

SHARE TRANSACTIONS
Beginning of period	1,400,001	2,300,001	2,700,001	2,900,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	—	1,600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	(900,000)	(200,000)	(1,800,000)

Shares Outstanding, End of Period	1,100,001	1,400,001	2,500,001	2,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$29,787,677	$80,855,817	$13,458,728	$30,438,750
Net realized gain (loss)	(21,499,425)	(69,973,937)	(7,606,081)	(33,637,850)
Net change in unrealized appreciation (depreciation)	46,601,055	26,655,120	22,081,643	1,002,375

Net Increase (Decrease) in Net Assets
Resulting from Operations	54,889,307	37,537,000	27,934,290	(2,196,725)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(27,058,219)	(70,475,144)	(12,167,854)	(25,865,870)

Total distributions	(27,058,219)	(70,475,144)	(12,167,854)	(25,865,870)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	52,923,934	357,413,947	75,906,245	377,819,623
Cost of shares redeemed	(228,940,347)	(554,491,181)	(121,806,662)	(182,093,124)

Net Increase (Decrease) from Capital Transactions	(176,016,413)	(197,077,234)	(45,900,417)	195,726,499

Total Increase (Decrease) in Net Assets	(148,185,325)	(230,015,378)	(30,133,981)	167,663,904

NET ASSETS
Beginning of Period	$1,927,923,237	$2,157,938,615	$811,550,402	$643,886,498

End of Period	$1,779,737,912	$1,927,923,237	$781,416,421	$811,550,402

SHARE TRANSACTIONS
Beginning of period	83,204,000	91,504,000	35,650,001	27,250,001
Shares issued	—	—	—	—
Shares issued in-kind	2,250,000	15,150,000	3,250,000	16,100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(9,750,000)	(23,450,000)	(5,200,000)	(7,700,000)

Shares Outstanding, End of Period	75,704,000	83,204,000	33,700,001	35,650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$1,303,817	$2,208,555	$7,823,895	$9,306,976
Net realized gain (loss)	24,178	(3,912,271)	(1,393,021)	(16,010,333)
Net change in unrealized appreciation (depreciation)	1,464,683	3,495,416	8,956,391	15,511,584

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,792,678	1,791,700	15,387,265	8,808,227

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,421,540)	(2,711,658)	(7,489,516)	(8,908,201)

Total distributions	(1,421,540)	(2,711,658)	(7,489,516)	(8,908,201)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,079,973	19,682,625	101,943,318	55,818,255
Cost of shares redeemed	(2,017,007)	(41,527,581)	(11,904,955)	(23,307,499)

Net Increase (Decrease) from Capital Transactions	3,062,966	(21,844,956)	90,038,363	32,510,756

Total Increase (Decrease) in Net Assets	4,434,104	(22,764,914)	97,936,112	32,410,782

NET ASSETS
Beginning of Period	$74,424,039	$97,188,953	$274,549,739	$242,138,957

End of Period	$78,858,143	$74,424,039	$372,485,851	$274,549,739

SHARE TRANSACTIONS
Beginning of period	3,800,001	4,850,001	6,050,001	5,350,001
Shares issued	250,000	1,000,000	1,250,000	1,150,000
Shares issued in-kind	—	—	900,000	50,000
Shares redeemed	(100,000)	(2,050,000)	—	(500,000)
Shares redeemed in-kind	—	—	(250,000)	—

Shares Outstanding, End of Period	3,950,001	3,800,001	7,950,001	6,050,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® High Yield Value- Scored Bond Index Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$868,410	$1,688,422	$61,584,821	$96,537,666
Net realized gain (loss)	(1,457,293)	(7,142,718)	(9,857,038)	(73,703,129)
Net change in unrealized appreciation (depreciation)	4,028,654	6,730,934	63,376,739	27,158,390

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,439,771	1,276,638	115,104,522	49,992,927

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(868,042)	(1,709,535)	(61,803,897)	(93,229,360)

Total distributions	(868,042)	(1,709,535)	(61,803,897)	(93,229,360)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	655,692,547	811,946,065
Cost of shares redeemed	—	(6,489,373)	(575,433,995)	(434,348,479)

Net Increase (Decrease) from Capital Transactions	—	(6,489,373)	80,258,552	377,597,586

Total Increase (Decrease) in Net Assets	2,571,729	(6,922,270)	133,559,177	334,361,153

NET ASSETS
Beginning of Period	$28,575,464	$35,497,734	$1,222,306,521	$887,945,368

End of Period	$31,147,193	$28,575,464	$1,355,865,698	$1,222,306,521

SHARE TRANSACTIONS
Beginning of period	750,001	900,001	31,550,001	22,150,001
Shares issued	—	—	12,250,000	19,750,000
Shares issued in-kind	—	—	4,000,000	500,000
Shares redeemed	—	(150,000)	(7,850,000)	(10,850,000)
Shares redeemed in-kind	—	—	(6,350,000)	—

Shares Outstanding, End of Period	750,001	750,001	33,600,001	31,550,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund		FlexShares® Ultra-Short Income Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$774,044	$1,330,927	$29,578,745	$41,455,881
Net realized gain (loss)	(138,166)	(2,757,523)	19,281	14,152
Net change in unrealized appreciation (depreciation)	964,341	1,697,139	4,457,418	7,484,444

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,600,219	270,543	34,055,444	48,954,477

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(715,810)	(1,318,208)	(29,113,223)	(38,566,601)

Total distributions	(715,810)	(1,318,208)	(29,113,223)	(38,566,601)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	14,303,211	14,243,947	129,287,977	250,651,014
Cost of shares redeemed	—	(11,679,660)	(66,904,662)	(41,006,742)

Net Increase (Decrease) from Capital Transactions	14,303,211	2,564,287	62,383,315	209,644,272

Total Increase (Decrease) in Net Assets	15,187,620	1,516,622	67,325,536	220,032,148

NET ASSETS
Beginning of Period	$24,672,147	$23,155,525	$1,076,389,078	$856,356,930

End of Period	$39,859,767	$24,672,147	$1,143,714,614	$1,076,389,078

SHARE TRANSACTIONS
Beginning of period	650,000	600,000	14,330,001	11,525,001
Shares issued	350,000	350,000	1,720,000	3,355,000
Shares issued in-kind	—	—	—	—
Shares redeemed	—	(300,000)	(890,000)	(550,000)
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	1,000,000	650,000	15,160,001	14,330,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Statements of Changes in Net Assets (cont.)

	FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

OPERATIONS
Net investment income (loss)	$3,204,283	$5,495,196
Net realized gain (loss)	(2,905,552)	(3,189,773)
Net change in unrealized appreciation (depreciation)	9,022,243	(3,921,207)

Net Increase (Decrease) in Net Assets
Resulting from Operations	9,320,974	(1,615,784)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(3,243,893)	(5,547,838)

Total distributions	(3,243,893)	(5,547,838)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,166,227	51,364,787
Cost of shares redeemed	(22,290,266)	(21,132,381)

Net Increase (Decrease) from Capital Transactions	(20,124,039)	30,232,406

Total Increase (Decrease) in Net Assets	(14,046,958)	23,068,784

NET ASSETS
Beginning of Period	$182,430,863	$159,362,079

End of Period	$168,383,905	$182,430,863

SHARE TRANSACTIONS
Beginning of period	8,775,001	7,425,001
Shares issued	—	—
Shares issued in-kind	100,000	2,325,000
Shares redeemed	—	—
Shares redeemed in-kind	(1,025,000)	(975,000)

Shares Outstanding, End of Period	7,850,001	8,775,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Financial Highlights

	FlexShares® US Quality Low Volatility Index Fund
	Six Months ended April 30, 2024 (Unaudited)					For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2023	2022	2021	2020

Net asset value, beginning of period	$51.39	$50.02	$54.60	$40.93	$40.44	$40.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.54	0.88	0.82	0.57	0.64	0.17
Net Realized and Unrealized Gain (Loss)	7.22	1.40	(4.70)	13.69	0.38	0.35

Total from Operations	7.76	2.28	(3.88)	14.26	1.02	0.52

Distributions
Net Investment Income	(0.50)	(0.91)	(0.70)	(0.59)	(0.53)	(0.08)

Total from Distributions	(0.50)	(0.91)	(0.70)	(0.59)	(0.53)	(0.08)

Net Asset Value, end of period	$58.65	$51.39	$50.02	$54.60	$40.93	$40.44

Total Return(b)
Net Asset Value(d)	15.13%	4.56%	(7.12)%	35.05%	2.63%	1.30%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.20%	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.19%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	1.90%	1.70%	1.58%	1.17%	1.55%	1.45%
Net Investment Income Net of Reimbursements	1.90%	1.70%	1.58%	1.17%	1.56%	1.45%

Supplemental Data
Portfolio Turnover Rate(b)(e)	25%	51%	48%	43%	47%	9%
Net assets, end of period (thousands)	$153,967	$185,005	$162,569	$161,074	$110,524	$6,067

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

Financial Highlights (cont.)

	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months ended April 30, 2024 (Unaudited)					For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2023	2022	2021	2020

Net asset value, beginning of period	$23.67	$22.09	$27.92	$23.48	$25.60	$25.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.35	0.73	0.66	0.73	0.64	0.16
Net Realized and Unrealized Gain (Loss)	2.33	1.55	(5.71)	4.43	(2.22)	0.53

Total from Operations	2.68	2.28	(5.05)	5.16	(1.58)	0.69

Distributions
Net Investment Income	(0.27)	(0.70)	(0.78)	(0.72)	(0.54)	(0.09)

Total from Distributions	(0.27)	(0.70)	(0.78)	(0.72)	(0.54)	(0.09)

Net Asset Value, end of period	$26.08	$23.67	$22.09	$27.92	$23.48	$25.60

Total Return(b)
Net Asset Value(d)	11.32%	10.16%	(18.36)%	22.05%	(6.24)%	2.76%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.34%	0.33%	0.33%	0.33%	0.33%	0.32%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	2.71%	2.94%	2.60%	2.68%	2.63%	2.21%
Net Investment Income Net of Reimbursements	2.72%	2.94%	2.60%	2.68%	2.64%	2.21%

Supplemental Data
Portfolio Turnover Rate(b)(e)	24%	52%	56%	56%	62%	14%
Net assets, end of period (thousands)	$46,936	$66,263	$61,852	$75,371	$65,747	$5,120

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund
	Six Months ended April 30, 2024 (Unaudited)					For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2023	2022	2021	2020

Net asset value, beginning of period	$21.63	$20.53	$26.41	$23.95	$24.94	$25.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.25	0.76	0.67	0.69	0.56	0.23
Net Realized and Unrealized Gain (Loss)	2.25	1.02	(5.82)	2.22	(0.91)	(0.18)

Total from Operations	2.50	1.78	(5.15)	2.91	(0.35)	0.05

Distributions
Net Investment Income	(0.09)	(0.68)	(0.69)	(0.45)	(0.64)	(0.11)
Tax Return of Capital	—	—	(0.04)	—	—	—

Total from Distributions	(0.09)	(0.68)	(0.73)	(0.45)	(0.64)	(0.11)

Net Asset Value, end of period	$24.04	$21.63	$20.53	$26.41	$23.95	$24.94

Total Return(b)
Net Asset Value(d)	11.56%	8.52%	(19.77)%	12.09%	(1.41)%	0.19%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.41%	0.41%	0.41%	0.41%	0.41%	0.40%
Expenses net of reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income Before Reimbursements	2.18%	3.35%	2.75%	2.57%	2.38%	3.18%
Net Investment Income Net of Reimbursements	2.19%	3.35%	2.75%	2.58%	2.39%	3.18%

Supplemental Data
Portfolio Turnover Rate(b)(e)	69%	75%	53%	54%	81%	12%
Net assets, end of period (thousands)	$12,018	$12,980	$8,214	$15,844	$9,578	$4,989

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$157.18	$151.07	$178.97	$121.11	$119.52	$110.13

PER SHARE

Investment Operations
Net Investment Income(a)	1.41	2.53	2.39	2.08	2.10	1.95
Net Realized and Unrealized Gain (Loss)	31.39	6.03	(27.93)	57.80	1.60	9.33

Total from Operations	32.80	8.56	(25.54)	59.88	3.70	11.28

Distributions
Net Investment Income	(1.42)	(2.45)	(2.36)	(2.02)	(2.11)	(1.89)

Total from Distributions	(1.42)	(2.45)	(2.36)	(2.02)	(2.11)	(1.89)

Net Asset Value, end of period	$188.56	$157.18	$151.07	$178.97	$121.11	$119.52

Total Return(b)
Net Asset Value(d)	20.89%	5.67%	(14.33)%	49.68%	3.28%	10.41%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	1.54%	1.58%	1.47%	1.28%	1.78%	1.72%
Net Investment Income Net of Reimbursements	1.55%	1.58%	1.47%	1.29%	1.79%	1.72%

Supplemental Data
Portfolio Turnover Rate(b)(e)	6%	15%	14%	24%	26%	28%
Net assets, end of period (thousands)	$1,536,744	$1,336,011	$1,397,408	$1,727,019	$1,174,786	$1,446,137

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$60.16	$54.48	$73.71	$54.24	$62.67	$59.76

PER SHARE

Investment Operations
Net Investment Income(a)	0.98	1.93	1.94	1.71	1.31	1.85
Net Realized and Unrealized Gain (Loss)	9.99	5.37	(18.44)	19.27	(7.88)	2.89

Total from Operations	10.97	7.30	(16.50)	20.98	(6.57)	4.74

Distributions
Net Investment Income	(1.01)	(1.62)	(2.61)	(1.51)	(1.86)	(1.83)
Tax Return of Capital	—	—	(0.12)	—	—	—

Total from Distributions	(1.01)	(1.62)	(2.73)	(1.51)	(1.86)	(1.83)

Net Asset Value, end of period	$70.12	$60.16	$54.48	$73.71	$54.24	$62.67

Total Return(b)
Net Asset Value(d)	18.30%	13.21%	(22.83)%	38.79%	(10.57)%	8.13%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.41%	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses net of reimbursements	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net Investment Income Before Reimbursements	2.90%	3.04%	3.02%	2.42%	2.28%	3.09%
Net Investment Income Net of Reimbursements	2.92%	3.04%	3.02%	2.42%	2.28%	3.09%

Supplemental Data
Portfolio Turnover Rate(b)(e)	10%	22%	27%	29%	21%	25%
Net assets, end of period (thousands)	$518,914	$469,239	$446,754	$648,638	$499,016	$965,142

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months ended April 30, 2024 (Unaudited)

			Year ended October 31,
			2023		2022	2021	2020	2019

Net asset value, beginning of period	$46.54		$42.22		$60.79	$48.05	$50.42	$47.92

PER SHARE

Investment Operations
Net Investment Income(a)	0.50		1.45		1.86	1.51	1.02	1.49
Net Realized and Unrealized Gain (Loss)	6.16		4.36		(18.06)	12.40	(1.97)	2.46

Total from Operations	6.66		5.81		(16.20)	13.91	(0.95)	3.95

Distributions
Net Investment Income	(1.20)		(1.49)		(2.37)	(1.17)	(1.42)	(1.45)

Total from Distributions	(1.20)		(1.49)		(2.37)	(1.17)	(1.42)	(1.45)

Net Asset Value, end of period	$52.00		$46.54		$42.22	$60.79	$48.05	$50.42

Total Return(b)
Net Asset Value(d)	14.43	%(f)	13.63	%(f)	(27.32)%	28.95%	(1.86)%	8.29%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.59%		0.61%		0.60%	0.60%	0.60%	0.60%
Expenses net of reimbursements	0.57%		0.59%		0.59%	0.59%	0.59%	0.59%
Net Investment Income Before Reimbursements	1.98%		2.95%		3.49%	2.46%	2.13%	2.92%
Net Investment Income Net of Reimbursements	1.99%		2.97%		3.49%	2.47%	2.14%	2.93%

Supplemental Data
Portfolio Turnover Rate(b)(e)	17%		39%		34%	40%	41%	45%
Net assets, end of period (thousands)	$259,991		$218,724		$206,889	$334,372	$225,847	$413,414

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® US Quality Large Cap Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$46.61	$43.17	$50.25	$35.48	$34.69	$33.44

PER SHARE

Investment Operations
Net Investment Income(a)	0.36	0.67	0.61	0.50	0.62	0.68
Net Realized and Unrealized Gain (Loss)	9.87	3.43	(7.11)	14.76	0.76	1.29

Total from Operations	10.23	4.10	(6.50)	15.26	1.38	1.97

Distributions
Net Investment Income	(0.33)	(0.66)	(0.58)	(0.49)	(0.59)	(0.72)

Total from Distributions	(0.33)	(0.66)	(0.58)	(0.49)	(0.59)	(0.72)

Net Asset Value, end of period	$56.51	$46.61	$43.17	$50.25	$35.48	$34.69

Total Return(b)
Net Asset Value(d)	21.97%	9.54%	(12.98)%	43.21%	4.13%	6.04%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.30%	0.33%	0.33%	0.33%
Expenses net of reimbursements	0.25%	0.25%	0.30%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.32%	1.44%	1.31%	1.11%	1.77%	2.04%
Net Investment Income Net of Reimbursements	1.33%	1.44%	1.31%	1.11%	1.77%	2.05%

Supplemental Data
Portfolio Turnover Rate(b)(e)	6%	20%	22%	30%	48%	69%
Net assets, end of period (thousands)	$193,537	$146,806	$127,350	$144,475	$71,842	$51,171

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

	FlexShares® STOXX® US ESG Select Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$102.72	$92.96	$112.73	$79.16	$72.29	$64.33

PER SHARE

Investment Operations
Net Investment Income(a)	0.72	1.32	1.22	1.26	1.27	1.21
Net Realized and Unrealized Gain (Loss)	17.91	9.71	(19.75)	33.50	6.81	7.83

Total from Operations	18.63	11.03	(18.53)	34.76	8.08	9.04

Distributions
Net Investment Income	(0.68)	(1.27)	(1.24)	(1.19)	(1.21)	(1.08)

Total from Distributions	(0.68)	(1.27)	(1.24)	(1.19)	(1.21)	(1.08)

Net Asset Value, end of period	$120.67	$102.72	$92.96	$112.73	$79.16	$72.29

Total Return(b)
Net Asset Value(d)	18.15%	11.91%	(16.51)%	44.15%	11.40%	14.21%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.22%	1.30%	1.20%	1.25%	1.67%	1.78%
Net Investment Income Net of Reimbursements	1.22%	1.30%	1.20%	1.26%	1.68%	1.79%

Supplemental Data
Portfolio Turnover Rate(b)(e)	15%	28%	46%	40%	66%	75%
Net assets, end of period (thousands)	$193,069	$166,925	$171,980	$191,643	$89,052	$56,024

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$132.01	$117.54	$148.57	$106.02	$101.77	$91.61

PER SHARE

Investment Operations
Net Investment Income(a)	1.26	2.42	2.24	2.03	1.72	2.05
Net Realized and Unrealized Gain (Loss)	24.01	14.27	(30.82)	42.38	4.26	10.12

Total from Operations	25.27	16.69	(28.58)	44.41	5.98	12.17

Distributions
Net Investment Income	(1.03)	(2.22)	(2.45)	(1.86)	(1.73)	(2.01)

Total from Distributions	(1.03)	(2.22)	(2.45)	(1.86)	(1.73)	(2.01)

Net Asset Value, end of period	$156.25	$132.01	$117.54	$148.57	$106.02	$101.77

Total Return(b)
Net Asset Value(d)	19.18%	14.17%	(19.35)%	42.10%	6.03%	13.49%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.45%	0.43%	0.43%	0.43%	0.43%	0.43%
Expenses net of reimbursements	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net Investment Income Before Reimbursements	1.63%	1.82%	1.69%	1.50%	1.66%	2.15%
Net Investment Income Net of Reimbursements	1.66%	1.83%	1.69%	1.51%	1.66%	2.16%

Supplemental Data
Portfolio Turnover Rate(b)(e)	24%	35%	54%	48%	58%	66%
Net assets, end of period (thousands)	$171,877	$151,816	$146,925	$185,717	$111,323	$91,590

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

	FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months ended April 30, 2024 (Unaudited)			For the period 09/20/21* through 10/31/21

		Year ended October 31,
		2023	2022

Net asset value, beginning of period	$47.61	$44.21	$53.39	$50.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.38	0.77	0.70	0.06
Net Realized and Unrealized Gain (Loss)	8.90	3.35	(9.25)	3.33

Total from Operations	9.28	4.12	(8.55)	3.39

Distributions
Net Investment Income	(0.40)	(0.72)	(0.62)	—
From Net Realized Gains	—	—	(0.01)	—

Total from Distributions	(0.40)	(0.72)	(0.63)	—

Net Asset Value, end of period	$56.49	$47.61	$44.21	$53.39

Total Return(b)
Net Asset Value(d)	19.51%	9.33%	(16.09)%	6.78%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.10%	0.10%	0.10%	0.09%
Expenses net of reimbursements	0.09%	0.09%	0.09%	0.09%
Net Investment Income Before Reimbursements	1.37%	1.61%	1.53%	0.96%
Net Investment Income Net of Reimbursements	1.38%	1.61%	1.53%	0.96%

Supplemental Data
Portfolio Turnover Rate(b)(e)	12%	16%	18%	—	%(g)
Net assets, end of period (thousands)	$43,779	$36,896	$22,103	$2,669

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
	Six Months ended April 30, 2024 (Unaudited)			For the period 09/20/21* through 10/31/21

		Year ended October 31,
		2023	2022

Net asset value, beginning of period	$41.65	$38.15	$51.19	$50.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.68	1.38	1.44	0.16
Net Realized and Unrealized Gain (Loss)	6.79	3.31	(13.28)	1.03

Total from Operations	7.47	4.69	(11.84)	1.19

Distributions
Net Investment Income	(0.37)	(1.19)	(1.20)	—

Total from Distributions	(0.37)	(1.19)	(1.20)	—

Net Asset Value, end of period	$48.75	$41.65	$38.15	$51.19

Total Return(b)
Net Asset Value(d)	17.96%	12.08%	(23.36)%	2.38%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.13%	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%	0.12%	0.12%
Net Investment Income Before Reimbursements	2.85%	3.09%	3.35%	2.72%
Net Investment Income Net of Reimbursements	2.86%	3.09%	3.35%	2.72%

Supplemental Data
Portfolio Turnover Rate(b)(e)	14%	32%	33%	—	%(g)
Net assets, end of period (thousands)	$48,748	$37,484	$17,169	$5,119

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months ended April 30, 2024 (Unaudited)

			Year ended October 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$38.56		$41.35	$38.66	$26.71	$31.40	$31.51

PER SHARE

Investment Operations
Net Investment Income(a)	0.60		1.46	1.88	1.44	0.89	1.08
Net Realized and Unrealized Gain (Loss)	3.08		(3.01)	2.76	11.72	(4.65)	(0.09)

Total from Operations	3.68		(1.55)	4.64	13.16	(3.76)	0.99

Distributions
Net Investment Income	(0.62)		(1.24)	(1.95)	(1.21)	(0.93)	(1.10)

Total from Distributions	(0.62)		(1.24)	(1.95)	(1.21)	(0.93)	(1.10)

Net Asset Value, end of period	$41.62		$38.56	$41.35	$38.66	$26.71	$31.40

Total Return(b)
Net Asset Value(d)	9.60	%(h)	(3.92)%	12.20%	49.70%	(11.87)%	3.16%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.47%		0.47%	0.47%	0.47%	0.47%	0.47%
Expenses net of reimbursements	0.46%		0.46%	0.46%	0.46%	0.46%	0.46%
Net Investment Income Before Reimbursements	3.00%		3.48%	4.48%	3.95%	3.03%	3.40%
Net Investment Income Net of Reimbursements	3.01%		3.48%	4.48%	3.95%	3.04%	3.41%

Supplemental Data
Portfolio Turnover Rate(b)(e)	9%		27%	32%	28%	29%	24%
Net assets, end of period (thousands)	$6,567,533		$6,925,286	$6,834,852	$6,052,710	$2,924,726	$5,510,201

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$47.76	$48.32	$57.73	$48.10	$52.56	$45.09

PER SHARE

Investment Operations
Net Investment Income(a)	0.69	1.40	1.35	1.38	1.25	1.35
Net Realized and Unrealized Gain (Loss)	4.34	(0.73)	(9.27)	9.57	(4.53)	7.34

Total from Operations	5.03	0.67	(7.92)	10.95	(3.28)	8.69

Distributions
Net Investment Income	(0.51)	(1.23)	(1.49)	(1.32)	(1.18)	(1.22)

Total from Distributions	(0.51)	(1.23)	(1.49)	(1.32)	(1.18)	(1.22)

Net Asset Value, end of period	$52.28	$47.76	$48.32	$57.73	$48.10	$52.56

Total Return(b)
Net Asset Value(d)	10.51%	1.24%	(13.92)%	22.85%	(6.23)%	19.52%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	2.62%	2.74%	2.51%	2.45%	2.51%	2.73%
Net Investment Income Net of Reimbursements	2.62%	2.74%	2.51%	2.45%	2.52%	2.74%

Supplemental Data
Portfolio Turnover Rate(b)(e)	6%	12%	16%	13%	13%	12%
Net assets, end of period (thousands)	$2,180,051	$2,025,181	$2,500,518	$2,643,906	$1,856,596	$1,477,030

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

	FlexShares® Global Quality Real Estate Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$47.05	$52.12	$70.35	$50.88	$66.60	$57.96

PER SHARE

Investment Operations
Net Investment Income(a)	1.01	1.50	1.67	1.38	1.43	1.76
Net Realized and Unrealized Gain (Loss)	6.10	(5.09)	(17.88)	19.13	(14.62)	8.68

Total from Operations	7.11	(3.59)	(16.21)	20.51	(13.19)	10.44

Distributions
Net Investment Income	(0.56)	(1.48)	(1.99)	(1.04)	(2.50)	(1.80)
Tax Return of Capital	—	—	(0.03)	—	(0.03)	—

Total from Distributions	(0.56)	(1.48)	(2.02)	(1.04)	(2.53)	(1.80)

Net Asset Value, end of period	$53.60	$47.05	$52.12	$70.35	$50.88	$66.60

Total Return(b)
Net Asset Value(d)	15.07%	(7.16)%	(23.51)%	40.58%	(20.29)%	18.37%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses net of reimbursements	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income Before Reimbursements	3.77%	2.83%	2.63%	2.16%	2.53%	2.80%
Net Investment Income Net of Reimbursements	3.78%	2.83%	2.63%	2.17%	2.54%	2.81%

Supplemental Data
Portfolio Turnover Rate(b)(e)	25%	49%	54%	52%	56%	53%
Net assets, end of period (thousands)	$305,494	$244,673	$328,381	$418,597	$264,574	$376,264

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Real Assets Allocation Index Fund
	Six Months ended April 30, 2024 (Unaudited)

			Year ended October 31,
			2023	2022	2021	2020	2019

Net asset value, beginning of period	$27.62		$28.86	$33.67	$25.72	$30.30	$26.45

PER SHARE

Investment Operations
Net Investment Income(a)	0.38		0.73	0.93	0.83	0.86	0.76
Net Realized and Unrealized Gain (Loss)	2.48		(1.21)	(4.72)	7.78	(4.58)	3.85

Total from Operations	2.86		(0.48)	(3.79)	8.61	(3.72)	4.61

Distributions
Net Investment Income	(0.36)		(0.76)	(1.02)	(0.66)	(0.86)	(0.76)

Total from Distributions	(0.36)		(0.76)	(1.02)	(0.66)	(0.86)	(0.76)

Net Asset Value, end of period	$30.12		$27.62	$28.86	$33.67	$25.72	$30.30

Total Return(b)
Net Asset Value(d)	10.38	%(i)	(1.78)%	(11.49)%	33.66%	(12.45)%	17.69%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses(j)	0.50%		0.57%	0.58%	0.58%	0.58%	0.58%
Expenses net of reimbursements(j)	0.03%		0.10%	0.11%	0.12%	0.11%	0.11%
Net Investment Income Before Reimbursements	2.06%		1.96%	2.40%	2.07%	2.65%	2.22%
Net Investment Income Net of Reimbursements	2.53%		2.42%	2.86%	2.53%	3.11%	2.69%

Supplemental Data
Portfolio Turnover Rate(b)(e)	6%		11%	7%	40%	14%	4%
Net assets, end of period (thousands)	$8,284		$16,573	$28,865	$30,300	$4,502	$11,361

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

	FlexShares® Quality Dividend Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$54.41	$52.28	$58.35	$43.40	$46.33	$44.53

PER SHARE

Investment Operations
Net Investment Income(a)	0.67	1.36	1.25	1.16	1.24	1.24
Net Realized and Unrealized Gain (Loss)	8.14	2.05	(6.05)	14.89	(2.67)	2.29

Total from Operations	8.81	3.41	(4.80)	16.05	(1.43)	3.53

Distributions
Net Investment Income	(0.65)	(1.28)	(1.27)	(1.10)	(1.25)	(1.19)
From Net Realized Gains	—	—	—	—	(0.25)	(0.54)

Total from Distributions	(0.65)	(1.28)	(1.27)	(1.10)	(1.50)	(1.73)

Net Asset Value, end of period	$62.57	$54.41	$52.28	$58.35	$43.40	$46.33

Total Return(b)
Net Asset Value(d)	16.19%	6.52%	(8.29)%	37.27%	(2.98)%	8.45%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.16%	2.45%	2.24%	2.16%	2.79%	2.80%
Net Investment Income Net of Reimbursements	2.17%	2.45%	2.24%	2.16%	2.79%	2.81%

Supplemental Data
Portfolio Turnover Rate(b)(e)	17%	51%	40%	51%	75%	95%
Net assets, end of period (thousands)	$1,655,976	$1,478,273	$1,522,730	$1,642,545	$1,265,177	$1,707,344

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$53.32	$50.61	$56.01	$42.61	$46.25	$44.46

PER SHARE

Investment Operations
Net Investment Income(a)	0.68	1.29	1.16	1.09	1.21	1.22
Net Realized and Unrealized Gain (Loss)	8.02	2.66	(5.35)	13.39	(3.28)	3.35

Total from Operations	8.70	3.95	(4.19)	14.48	(2.07)	4.57

Distributions
Net Investment Income	(0.64)	(1.24)	(1.21)	(1.08)	(1.21)	(1.14)
From Net Realized Gains	—	—	—	—	(0.36)	(1.64)

Total from Distributions	(0.64)	(1.24)	(1.21)	(1.08)	(1.57)	(2.78)

Net Asset Value, end of period	$61.38	$53.32	$50.61	$56.01	$42.61	$46.25

Total Return(b)
Net Asset Value(d)	16.36%	7.82%	(7.53)%	34.28%	(4.45)%	11.40%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.28%	2.39%	2.16%	2.10%	2.77%	2.76%
Net Investment Income Net of Reimbursements	2.28%	2.40%	2.16%	2.11%	2.77%	2.76%

Supplemental Data
Portfolio Turnover Rate(b)(e)	22%	51%	47%	57%	76%	91%
Net assets, end of period (thousands)	$348,309	$313,231	$345,444	$448,058	$411,173	$450,963

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$20.70	$18.47	$25.77	$20.15	$23.06	$22.37

PER SHARE

Investment Operations
Net Investment Income(a)	0.40	1.12	1.15	0.97	0.79	1.13
Net Realized and Unrealized Gain (Loss)	3.56	2.14	(7.23)	5.55	(2.86)	0.70

Total from Operations	3.96	3.26	(6.08)	6.52	(2.07)	1.83

Distributions
Net Investment Income	(0.57)	(1.03)	(1.22)	(0.90)	(0.84)	(1.14)

Total from Distributions	(0.57)	(1.03)	(1.22)	(0.90)	(0.84)	(1.14)

Net Asset Value, end of period	$24.09	$20.70	$18.47	$25.77	$20.15	$23.06

Total Return(b)
Net Asset Value(d)	19.31%	17.45%	(24.11)%	32.42%	(8.94)%	8.41%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.49%	0.49%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	3.42%	5.13%	5.11%	3.80%	3.68%	4.98%
Net Investment Income Net of Reimbursements	3.44%	5.14%	5.11%	3.81%	3.68%	4.98%

Supplemental Data
Portfolio Turnover Rate(b)(e)	18%	49%	69%	68%	74%	71%
Net assets, end of period (thousands)	$558,844	$498,876	$432,097	$616,007	$453,477	$774,685

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$18.93	$17.63	$23.82	$19.16	$21.87	$21.39

PER SHARE

Investment Operations
Net Investment Income(a)	0.35	0.93	0.99	0.93	0.74	1.09
Net Realized and Unrealized Gain (Loss)	2.59	1.32	(6.14)	4.62	(2.70)	0.51

Total from Operations	2.94	2.25	(5.15)	5.55	(1.96)	1.60

Distributions
Net Investment Income	(0.37)	(0.95)	(1.04)	(0.89)	(0.75)	(1.12)

Total from Distributions	(0.37)	(0.95)	(1.04)	(0.89)	(0.75)	(1.12)

Net Asset Value, end of period	$21.50	$18.93	$17.63	$23.82	$19.16	$21.87

Total Return(b)
Net Asset Value(d)	15.63%	12.54%	(22.06)%	29.03%	(8.92)%	7.66%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.49%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	3.37%	4.67%	4.62%	3.91%	3.65%	5.02%
Net Investment Income Net of Reimbursements	3.39%	4.67%	4.62%	3.92%	3.66%	5.03%

Supplemental Data
Portfolio Turnover Rate(b)(e)	32%	67%	65%	65%	75%	63%
Net assets, end of period (thousands)	$23,647	$26,503	$40,545	$71,459	$59,404	$78,719

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$24.34	$21.31	$30.39	$22.38	$24.94	$23.51

PER SHARE

Investment Operations
Net Investment Income(a)	0.42	1.28	1.45	1.28	0.70	1.05
Net Realized and Unrealized Gain (Loss)	4.63	2.91	(9.01)	7.63	(2.45)	1.52

Total from Operations	5.05	4.19	(7.56)	8.91	(1.75)	2.57

Distributions
Net Investment Income	(0.81)	(1.16)	(1.52)	(0.90)	(0.81)	(1.14)

Total from Distributions	(0.81)	(1.16)	(1.52)	(0.90)	(0.81)	(1.14)

Net Asset Value, end of period	$28.58	$24.34	$21.31	$30.39	$22.38	$24.94

Total Return(b)
Net Asset Value(d)	20.92%	19.39%	(25.48)%	39.87%	(6.99)%	11.30%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.52%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	3.00%	4.96%	5.49%	4.24%	2.90%	4.36%
Net Investment Income Net of Reimbursements	3.05%	4.96%	5.49%	4.25%	2.91%	4.37%

Supplemental Data
Portfolio Turnover Rate(b)(e)	30%	78%	74%	72%	85%	88%
Net assets, end of period (thousands)	$71,460	$65,714	$61,788	$75,975	$22,376	$47,391

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$23.17	$23.58	$26.38	$25.73	$24.58	$23.81

PER SHARE

Investment Operations
Net Investment Income(a)	0.38	0.96	1.72	1.09	0.33	0.46
Net Realized and Unrealized Gain (Loss)	0.30	(0.52)	(2.83)	0.68	1.09	0.79

Total from Operations	0.68	0.44	(1.11)	1.77	1.42	1.25

Distributions
Net Investment Income	(0.34)	(0.85)	(1.66)	(1.12)	(0.27)	(0.48)
Tax Return of Capital	—	—	(0.03)	—	—	—

Total from Distributions	(0.34)	(0.85)	(1.69)	(1.12)	(0.27)	(0.48)

Net Asset Value, end of period	$23.51	$23.17	$23.58	$26.38	$25.73	$24.58

Total Return(b)
Net Asset Value(d)	2.94%	1.84%	(4.44)%	6.95%	5.81%	5.30%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net Investment Income Before Reimbursements	3.24%	4.08%	6.82%	4.14%	1.33%	1.89%
Net Investment Income Net of Reimbursements	3.25%	4.08%	6.83%	4.15%	1.33%	1.89%

Supplemental Data
Portfolio Turnover Rate(b)(e)	40%	63%	116%	53%	71%	52%
Net assets, end of period (thousands)	$1,779,738	$1,927,923	$2,157,939	$1,437,584	$1,429,491	$1,178,722

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$22.76	$23.63	$28.02	$27.34	$25.50	$23.95

PER SHARE

Investment Operations
Net Investment Income(a)	0.39	1.01	1.83	1.16	0.36	0.44
Net Realized and Unrealized Gain (Loss)	0.39	(1.01)	(4.35)	0.70	1.76	1.59

Total from Operations	0.78	0.00	(2.52)	1.86	2.12	2.03

Distributions
Net Investment Income	(0.35)	(0.87)	(1.84)	(1.18)	(0.28)	(0.48)
Tax Return of Capital	—	—	(0.03)	—	—	—

Total from Distributions	(0.35)	(0.87)	(1.87)	(1.18)	(0.28)	(0.48)

Net Asset Value, end of period	$23.19	$22.76	$23.63	$28.02	$27.34	$25.50

Total Return(b)
Net Asset Value(d)	3.43%	(0.11)%	(9.46)%	6.88%	8.39%	8.53%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net Investment Income Before Reimbursements	3.34%	4.26%	6.98%	4.17%	1.35%	1.77%
Net Investment Income Net of Reimbursements	3.35%	4.27%	6.98%	4.17%	1.35%	1.78%

Supplemental Data
Portfolio Turnover Rate(b)(e)	22%	52%	80%	46%	66%	41%
Net assets, end of period (thousands)	$781,416	$811,550	$643,886	$714,479	$596,095	$557,185

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Disciplined Duration MBS Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$19.59	$20.04	$23.42	$24.10	$23.55	$22.74

PER SHARE

Investment Operations
Net Investment Income(a)	0.35	0.55	0.26	0.09	0.37	0.61
Net Realized and Unrealized Gain (Loss)	0.40	(0.34)	(3.07)	(0.16)	0.85	1.03

Total from Operations	0.75	0.21	(2.81)	(0.07)	1.22	1.64

Distributions
Net Investment Income	(0.38)	(0.66)	(0.57)	(0.61)	(0.67)	(0.83)

Total from Distributions	(0.38)	(0.66)	(0.57)	(0.61)	(0.67)	(0.83)

Net Asset Value, end of period	$19.96	$19.59	$20.04	$23.42	$24.10	$23.55

Total Return(b)
Net Asset Value(d)	3.80%	0.98%	(12.16)%	(0.28)%	5.19%	7.36%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses net of reimbursements	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net Investment Income Before Reimbursements	3.42%	2.70%	1.19%	0.35%	1.54%	2.64%
Net Investment Income Net of Reimbursements	3.42%	2.70%	1.19%	0.36%	1.54%	2.65%

Supplemental Data
Portfolio Turnover Rate(b)(e)	11%	46%	222%	476%	175%	61%
Net assets, end of period (thousands)	$78,858	$74,424	$97,189	$111,243	$100,020	$35,330

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$45.38	$45.26	$53.52	$54.70	$52.58	$48.59

PER SHARE

Investment Operations
Net Investment Income(a)	1.15	1.74	1.04	0.91	1.32	1.63
Net Realized and Unrealized Gain (Loss)	1.46	0.05	(7.83)	(0.51)	2.39	3.94

Total from Operations	2.61	1.79	(6.79)	0.40	3.71	5.57

Distributions
Net Investment Income	(1.14)	(1.67)	(1.06)	(0.96)	(1.37)	(1.58)
From Net Realized Gains	—	—	(0.41)	(0.62)	(0.22)	—

Total from Distributions	(1.14)	(1.67)	(1.47)	(1.58)	(1.59)	(1.58)

Net Asset Value, end of period	$46.85	$45.38	$45.26	$53.52	$54.70	$52.58

Total Return(b)
Net Asset Value(d)	5.79%	3.92%	(12.91)%	0.70%	7.20%	11.66%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.18%	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.18%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	4.90%	3.74%	2.11%	1.68%	2.46%	3.20%
Net Investment Income Net of Reimbursements	4.91%	3.74%	2.11%	1.69%	2.46%	3.21%

Supplemental Data
Portfolio Turnover Rate(b)(e)	52%	121%	66%	53%	62%	65%
Net assets, end of period (thousands)	$372,486	$274,550	$242,139	$315,740	$202,397	$97,275

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	Six Months ended April 30, 2024 (Unaudited)

			Year ended October 31,
			2023		2022	2021	2020	2019

Net asset value, beginning of period	$38.10		$39.44		$60.85	$61.81	$57.84	$48.04

PER SHARE

Investment Operations
Net Investment Income(a)	1.16		2.14		1.93	1.90	1.99	2.11
Net Realized and Unrealized Gain (Loss)	3.43		(1.33)		(20.48)	1.22	3.90	9.89

Total from Operations	4.59		0.81		(18.55)	3.12	5.89	12.00

Distributions
Net Investment Income	(1.16)		(2.15)		(1.92)	(1.88)	(1.92)	(2.20)
From Net Realized Gains	—		—		(0.94)	(2.20)	—	—

Total from Distributions	(1.16)		(2.15)		(2.86)	(4.08)	(1.92)	(2.20)

Net Asset Value, end of period	$41.53		$38.10		$39.44	$60.85	$61.81	$57.84

Total Return(b)
Net Asset Value(d)	11.96	%(k)	1.59	%(k)	(31.58)%	5.14%	10.34%	25.57%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.18%		0.23%		0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.17%		0.22%		0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	5.42%		5.01%		3.86%	3.13%	3.27%	4.06%
Net Investment Income Net of Reimbursements	5.43%		5.02%		3.86%	3.14%	3.28%	4.07%

Supplemental Data
Portfolio Turnover Rate(b)(e)	68%		103%		58%	88%	74%	44%
Net assets, end of period (thousands)	$31,147		$28,575		$35,498	$60,855	$46,360	$17,352

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

Financial Highlights (cont.)

	FlexShares® High Yield Value-Scored Bond Index Fund
	Six Months ended April 30, 2024 (Unaudited)

			Year ended October 31,
			2023		2022	2021	2020	2019

Net asset value, beginning of period	$38.74		$40.09		$49.58	$46.25	$47.85	$48.84

PER SHARE

Investment Operations
Net Investment Income(a)	1.79		3.57		2.98	2.67	3.12	2.67
Net Realized and Unrealized Gain (Loss)	1.64		(1.40)		(9.24)	3.42	(1.77)	0.78

Total from Operations	3.43		2.17		(6.26)	6.09	1.35	3.45

Distributions
Net Investment Income	(1.82)		(3.52)		(2.86)	(2.76)	(2.95)	(3.57)
From Net Realized Gains	—		—		(0.37)	—	—	—
Tax Return of Capital	—		—		—	—	—	(0.87)

Total from Distributions	(1.82)		(3.52)		(3.23)	(2.76)	(2.95)	(4.44)

Net Asset Value, end of period	$40.35		$38.74		$40.09	$49.58	$46.25	$47.85

Total Return(b)
Net Asset Value(d)	8.98	%(l)	5.45	%(l)	(13.06)%	13.38%	3.07%	7.48%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%		0.38%		0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.36%		0.37%		0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	8.88%		8.90%		6.81%	5.40%	6.78%	5.56%
Net Investment Income Net of Reimbursements	8.90%		8.91%		6.81%	5.40%	6.78%	5.57%

Supplemental Data
Portfolio Turnover Rate(b)(e)	73%		167%		146%	128%	95%	44%
Net assets, end of period (thousands)	$1,355,866		$1,222,307		$887,945	$575,184	$189,623	$100,480

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
	Six Months ended April 30, 2024 (Unaudited)			For the period 09/20/21* through 10/31/21

		Year ended October 31,
		2023	2022

Net asset value, beginning of period	$37.96	$38.59	$49.35	$50.00

PER SHARE

Investment Operations
Net Investment Income(a)	0.92	1.61	1.07	0.10
Net Realized and Unrealized Gain (Loss)	1.85	(0.62)	(10.68)	(0.75)

Total from Operations	2.77	0.99	(9.61)	(0.65)

Distributions
Net Investment Income	(0.87)	(1.62)	(1.15)	—

Total from Distributions	(0.87)	(1.62)	(1.15)	—

Net Asset Value, end of period	$39.86	$37.96	$38.59	$49.35

Total Return(b)
Net Asset Value(d)	7.29%	2.41%	(19.73)%	(1.32)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.13%	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%	0.12%	0.12%
Net Investment Income Before Reimbursements	4.57%	4.00%	2.41%	1.81%
Net Investment Income Net of Reimbursements	4.57%	4.00%	2.41%	1.81%

Supplemental Data
Portfolio Turnover Rate(b)(e)	20%	87%	66%	8%
Net assets, end of period (thousands)	$39,860	$24,672	$23,156	$49,347

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

Financial Highlights (cont.)

	FlexShares® Ultra-Short Income Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$75.11	$74.30	$76.01	$76.29	$75.89	$75.48

PER SHARE

Investment Operations
Net Investment Income(a)	1.99	3.24	1.07	0.48	1.07	1.98
Net Realized and Unrealized Gain (Loss)	0.31	0.59	(1.80)	(0.22)	0.57	0.41

Total from Operations	2.30	3.83	(0.73)	0.26	1.64	2.39

Distributions
Net Investment Income	(1.97)	(3.02)	(0.78)	(0.52)	(1.23)	(1.98)
From Net Realized Gains	—	—	(0.20)	(0.02)	(0.01)	—

Total from Distributions	(1.97)	(3.02)	(0.98)	(0.54)	(1.24)	(1.98)

Net Asset Value, end of period	$75.44	$75.11	$74.30	$76.01	$76.29	$75.89

Total Return(b)
Net Asset Value(d)	3.09%	5.27%	(0.94)%	0.34%	2.18%	3.21%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	5.32%	4.33%	1.43%	0.62%	1.41%	2.61%
Net Investment Income Net of Reimbursements	5.32%	4.33%	1.43%	0.63%	1.41%	2.62%

Supplemental Data
Portfolio Turnover Rate(b)(e)	21%	37%	50%	84%	79%	73%
Net assets, end of period (thousands)	$1,143,715	$1,076,389	$856,357	$374,339	$469,201	$275,097

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Core Select Bond Fund
	Six Months ended April 30, 2024 (Unaudited)

		Year ended October 31,
		2023	2022	2021	2020	2019

Net asset value, beginning of period	$20.79	$21.46	$26.22	$26.78	$25.66	$23.74

PER SHARE

Investment Operations
Net Investment Income(a)	0.39	0.65	0.53	0.46	0.51	0.73
Net Realized and Unrealized Gain (Loss)	0.67	(0.66)	(4.75)	(0.39)	1.19	1.93

Total from Operations	1.06	(0.01)	(4.22)	0.07	1.70	2.66

Distributions
Net Investment Income	(0.40)	(0.66)	(0.54)	(0.52)	(0.58)	(0.74)
From Net Realized Gains	—	—	—	(0.11)	—	—

Total from Distributions	(0.40)	(0.66)	(0.54)	(0.63)	(0.58)	(0.74)

Net Asset Value, end of period	$21.45	$20.79	$21.46	$26.22	$26.78	$25.66

Total Return(b)
Net Asset Value(d)	5.05%	(0.15)%	(16.27)%	0.26%	6.69%	11.38%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses(j)	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses net of reimbursements(j)	0.25%	0.25%	0.22%	0.20%	0.20%	0.19%
Net Investment Income Before Reimbursements	3.49%	2.87%	2.10%	1.56%	1.76%	2.80%
Net Investment Income Net of Reimbursements	3.61%	2.98%	2.24%	1.72%	1.93%	2.97%

Supplemental Data
Portfolio Turnover Rate(b)(e)	26%	26%	121%	50%	91%	135%
Net assets, end of period (thousands)	$168,384	$182,431	$159,362	$126,517	$109,123	$26,299

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

Financial Highlights (cont.)

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	In-kind transactions are not included in portfolio turnover calculations.

(f)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $7,847 and $16,693 for the six months ended April 30, 2024 and fiscal year ended October 31, 2023, respectively. Total return excluding the voluntary reimbursement would have been 14.42% and 13.62%, respectively. (see Note 4).

(g)	Less than 0.5%.

(h)

The Fund received reimbursements from Northern Trust Investments, Inc. of $41,401. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 9.60%.

(i)

The Fund received reimbursements from Northern Trust Investments, Inc. of $148,579. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 8.38%.

(j)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(k)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,056 and $2,167 for the six months ended April 30, 2024 and fiscal year ended October 31, 2023, respectively. Total return excluding the voluntary reimbursement would have been 11.96% and 1.59%, respectively. (see Note 4).

(l)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $68,563 and $84,821 for the six months ended April 30, 2024 and fiscal year ended October 31, 2023, respectively. Total return excluding the voluntary reimbursement would have been 8.94% and 5.44%, respectively. (see Note 4).

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.6%

Aerospace & Defense – 2.6%

General Dynamics Corp.	1,365	$391,878

Huntington Ingalls Industries, Inc.	2,835	785,096

Lockheed Martin Corp.	3,675	1,708,618

Northrop Grumman Corp.	2,205	1,069,491
		3,955,083

Air Freight & Logistics – 1.3%

CH Robinson Worldwide, Inc.	12,285	872,235

Expeditors International of Washington, Inc.	9,450	1,051,879
		1,924,114

Automobile Components – 0.2%

Mobileye Global, Inc., Class A*(a)	11,865	326,881

Banks – 0.1%

JPMorgan Chase & Co.	840	161,062

Beverages – 1.8%

PepsiCo, Inc.	16,170	2,844,465

Biotechnology – 5.7%

AbbVie, Inc.	12,600	2,049,264

Alkermes plc*	4,830	118,528

Amgen, Inc.	4,410	1,208,075

Gilead Sciences, Inc.	20,055	1,307,586

Neurocrine Biosciences, Inc.*	6,090	837,619

Regeneron Pharmaceuticals, Inc.*	1,785	1,589,828

Vertex Pharmaceuticals, Inc.*	4,200	1,649,802
		8,760,702

Broadline Retail – 2.7%

Amazon.com, Inc.*	20,580	3,601,500

Dillard’s, Inc., Class A	1,260	551,867
		4,153,367

Capital Markets – 0.9%

CME Group, Inc.	6,615	1,386,769

Chemicals – 0.8%

Linde plc	672	296,325

Investments	Shares	Value

Chemicals – (continued)

NewMarket Corp.(a)	1,890	$995,879
		1,292,204

Commercial Services & Supplies – 2.4%

Republic Services, Inc.	4,935	946,040

Tetra Tech, Inc.	4,410	858,715

Waste Connections, Inc.	5,460	885,011

Waste Management, Inc.	5,145	1,070,263
		3,760,029

Consumer Staples Distribution & Retail – 2.3%

Costco Wholesale Corp.	1,155	834,950

Grocery Outlet Holding Corp.*	29,190	758,064

Kroger Co. (The)	18,480	1,023,422

Sprouts Farmers Market, Inc.*	15,015	991,441
		3,607,877

Containers & Packaging – 2.2%

AptarGroup, Inc.	5,880	848,955

Avery Dennison Corp.	5,775	1,254,792

Packaging Corp. of America	7,140	1,235,077
		3,338,824

Diversified Consumer Services – 1.2%

Grand Canyon Education, Inc.*	7,875	1,023,908

Service Corp. International	11,130	798,132
		1,822,040

Diversified Telecommunication Services – 2.1%

AT&T, Inc.	115,080	1,943,701

Verizon Communications, Inc.	33,705	1,331,011
		3,274,712

Electric Utilities – 2.6%

American Electric Power Co., Inc.	9,660	831,050

Duke Energy Corp.	14,910	1,465,057

IDACORP, Inc.(a)	3,990	378,172

Pinnacle West Capital Corp.(a)	9,345	688,259

Xcel Energy, Inc.	13,335	716,489
		4,079,027

Electronic Equipment, Instruments & Components – 0.3%

Badger Meter, Inc.	2,100	384,132

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 1.1%

Electronic Arts, Inc.	2,310	$292,954

Madison Square Garden Sports Corp.* (a)	3,990	741,821

Take-Two Interactive Software, Inc.*	5,145	734,757
		1,769,532

Financial Services – 2.8%

Berkshire Hathaway, Inc., Class B*	2,100	833,133

Visa, Inc., Class A(a)	12,915	3,469,098
		4,302,231

Food Products – 3.0%

Campbell Soup Co.	15,225	695,935

Flowers Foods, Inc.	12,390	309,007

General Mills, Inc.	19,950	1,405,677

Hershey Co. (The)	4,515	875,549

Hormel Foods Corp.	16,170	575,005

J M Smucker Co. (The)	6,510	747,673
		4,608,846

Gas Utilities – 0.8%

Atmos Energy Corp.	4,725	557,078

Spire, Inc.	9,870	609,867
		1,166,945

Ground Transportation – 1.1%

Landstar System, Inc.(a)	5,985	1,043,844

Old Dominion Freight Line, Inc.	3,780	686,864
		1,730,708

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	16,065	1,702,408

Health Care Providers & Services – 0.9%

Chemed Corp.	1,995	1,133,160

UnitedHealth Group, Inc.	448	216,698
		1,349,858

Hotels, Restaurants & Leisure – 2.6%

McDonald’s Corp.	11,760	3,210,950

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Restaurant Brands International, Inc.(a)	11,130	$844,211
		4,055,161

Household Durables – 0.2%

Helen of Troy Ltd.* (a)	3,675	340,709

Household Products – 2.7%

Clorox Co. (The)	630	93,158

Procter & Gamble Co. (The)	18,795	3,067,344

WD-40 Co.(a)	4,410	997,233
		4,157,735

Insurance – 6.3%

Allstate Corp. (The)	7,980	1,357,079

American Financial Group, Inc.	9,555	1,220,651

Assurant, Inc.	6,825	1,190,280

Chubb Ltd.	4,410	1,096,502

Cincinnati Financial Corp.	9,345	1,081,123

Loews Corp.	945	71,017

Markel Group, Inc.*	525	765,660

Ryan Specialty Holdings, Inc., Class A	15,855	782,286

Travelers Cos., Inc. (The)	4,305	913,349

W R Berkley Corp.	9,975	767,776

Willis Towers Watson plc	1,680	421,915
		9,667,638

Interactive Media & Services – 2.6%

Alphabet, Inc., Class A*	8,295	1,350,260

Alphabet, Inc., Class C*	6,090	1,002,658

Meta Platforms, Inc., Class A	3,990	1,716,378
		4,069,296

IT Services – 2.0%

Amdocs Ltd.	13,020	1,093,550

International Business Machines Corp.	11,760	1,954,512
		3,048,062

Life Sciences Tools & Services – 0.5%

QIAGEN NV*	18,585	786,703

Metals & Mining – 1.3%

Newmont Corp.	27,090	1,100,937

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Royal Gold, Inc.	7,245	$870,342
		1,971,279

Multi-Utilities – 2.9%

Ameren Corp.	9,660	713,584

CMS Energy Corp.	14,280	865,511

Consolidated Edison, Inc.	14,175	1,338,120

Northwestern Energy Group, Inc.	15,855	799,726

WEC Energy Group, Inc.	9,660	798,303
		4,515,244

Oil, Gas & Consumable Fuels – 2.1%

Chesapeake Energy Corp.(a)	10,185	915,428

Coterra Energy, Inc.	49,245	1,347,343

DT Midstream, Inc.(a)	14,910	927,402
		3,190,173

Pharmaceuticals – 7.8%

Eli Lilly & Co.	7,035	5,495,038

Johnson & Johnson	8,505	1,229,738

Merck & Co., Inc.	40,740	5,264,423
		11,989,199

Professional Services – 2.1%

Automatic Data Processing, Inc.	5,355	1,295,321

FTI Consulting, Inc.*	4,095	875,634

Verisk Analytics, Inc.	4,620	1,006,975
		3,177,930

Retail REITs – 0.5%

Phillips Edison & Co., Inc., REIT	22,155	724,468

Semiconductors & Semiconductor Equipment – 5.4%

Broadcom, Inc.	1,260	1,638,340

Cirrus Logic, Inc.*	3,990	353,394

NVIDIA Corp.	5,775	4,989,716

Texas Instruments, Inc.	7,665	1,352,259
		8,333,709

Software – 12.2%

Cadence Design Systems, Inc.*	1,260	347,294

Check Point Software Technologies Ltd.*	7,350	1,098,237

Investments	Shares	Value

Software – (continued)

Dolby Laboratories, Inc., Class A	4,725	$366,944

Microsoft Corp.	34,125	13,285,886

Qualys, Inc.*	6,930	1,135,896

Roper Technologies, Inc.	2,415	1,235,176

Tyler Technologies, Inc.*	2,730	1,260,031
		18,729,464

Specialized REITs – 1.3%

Equinix, Inc., REIT	1,155	821,332

Public Storage, REIT	4,515	1,171,417
		1,992,749

Specialty Retail – 1.2%

AutoZone, Inc.*	315	931,266

Tractor Supply Co.(a)	3,570	974,896
		1,906,162

Technology Hardware, Storage & Peripherals – 4.7%

Apple, Inc.	42,210	7,189,629

Tobacco – 0.2%

Philip Morris International, Inc.	2,730	259,186

Wireless Telecommunication Services – 1.0%

T-Mobile US, Inc.	9,450	1,551,406
Total Common Stocks (Cost $133,327,003)		153,357,718
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 0.8%(b)

REPURCHASE AGREEMENTS – 0.8%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $1,162,493, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $1,176,716 (Cost $1,162,321)	$1,162,321	1,162,321

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.0%(c)(d)(e)

U.S. TREASURY OBLIGATIONS – 0.0%

U.S. Treasury Bills 5.28%, 10/3/2024 (Cost $29,335)	$30,000	$29,331
Total Investments – 100.4% (Cost $134,518,659)		154,549,370

Liabilities in excess of other assets – (0.4%)		(582,296)
NET ASSETS – 100.0%		$153,967,074

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $10,182,966, collateralized in the form of cash with a value of $1,162,321 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,149,501 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 9, 2024 – February 15, 2054 and $1,274,971 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $10,586,793.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $1,162,321.

(c)	Represents less than 0.05% of net assets.

(d)	All or a portion of the security pledged as collateral for Futures Contracts.

(e)	The rate shown was the current yield as of April 30, 2024.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,351,677
Aggregate gross unrealized depreciation	(3,445,713)
Net unrealized appreciation	$19,905,964
Federal income tax cost	$134,631,638

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
S&P 500 E-Mini Index	2	06/21/2024	USD	$506,700	$(12,197)
S&P 500 Micro E-Mini Index	4	06/21/2024	USD	101,340	429
					$(11,768)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	0.8
Short-Term Investments	0.0 †
Others(1)	(0.4)
100.0%
†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.4%

Aerospace & Defense – 2.1%

BAE Systems plc	31,518	$526,072

Dassault Aviation SA	54	11,617

Thales SA	2,538	428,638
		966,327

Air Freight & Logistics – 0.6%

Yamato Holdings Co. Ltd.	19,800	262,591

Automobile Components – 0.2%

Bridgestone Corp.	1,800	79,828

Automobiles – 1.0%

Ferrari NV	1,098	454,587

Banks – 10.9%

AIB Group plc	4,752	24,693

Bank Hapoalim BM	42,012	381,124

Bank Leumi Le-Israel BM(a)	45,954	360,742

Banque Cantonale Vaudoise (Registered)	126	13,216

BOC Hong Kong Holdings Ltd.	144,000	444,638

CaixaBank SA	31,248	165,456

DBS Group Holdings Ltd.	19,800	506,706

Hang Seng Bank Ltd.	18,000	239,119

HSBC Holdings plc	5,940	51,737

Japan Post Bank Co. Ltd.	37,800	385,170

Mizrahi Tefahot Bank Ltd.	9,792	358,629

Mizuho Financial Group, Inc.	25,200	488,739

Oversea-Chinese Banking Corp. Ltd.	44,200	461,852

Resona Holdings, Inc.	34,200	217,547

Royal Bank of Canada(a)	180	17,450

Sumitomo Mitsui Financial Group, Inc.	13,100	747,549

Toronto-Dominion Bank (The)	4,662	277,138
		5,141,505

Beverages – 0.4%

Budweiser Brewing Co. APAC Ltd.(b)	52,200	73,416

Suntory Beverage & Food Ltd.	3,600	117,266
		190,682

Investments	Shares	Value

Broadline Retail – 2.1%

Dollarama, Inc.	2,862	$239,234

Pan Pacific International Holdings Corp.	16,200	383,574

Wesfarmers Ltd.	8,316	360,666
		983,474

Capital Markets – 1.7%

Deutsche Boerse AG	2,178	421,867

Singapore Exchange Ltd.	52,200	358,271
		780,138

Chemicals – 1.8%

Air Liquide SA	4,248	835,215

ICL Group Ltd.	2,664	12,576
		847,791

Commercial Services & Supplies – 1.7%

Brambles Ltd.	19,242	182,674

Dai Nippon Printing Co. Ltd.	5,500	160,982

Secom Co. Ltd.	5,400	376,780

TOPPAN Holdings, Inc.	3,600	85,742
		806,178

Construction & Engineering – 0.4%

ACS Actividades de Construccion y Servicios SA	1,260	50,630

Obayashi Corp.	5,400	60,463

Taisei Corp.(a)	1,800	66,022
		177,115

Consumer Staples Distribution & Retail – 3.0%

Carrefour SA	612	10,333

Jeronimo Martins SGPS SA	8,676	179,506

Koninklijke Ahold Delhaize NV	14,274	434,065

Loblaw Cos. Ltd.	3,726	409,416

Metro, Inc., Class A	7,092	363,518
		1,396,838

Containers & Packaging – 0.4%

CCL Industries, Inc., Class B	4,014	205,397

Diversified Consumer Services – 0.4%

Pearson plc	14,418	175,769

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – 4.5%

Deutsche Telekom AG (Registered)	13,572	$311,860

Elisa OYJ	6,930	313,587

HKT Trust & HKT Ltd.	18,000	19,931

Koninklijke KPN NV	104,364	380,303

Nippon Telegraph & Telephone Corp.	307,800	334,078

Orange SA	19,404	216,295

Singapore Telecommunications Ltd.	111,600	194,763

Swisscom AG (Registered)	648	355,741
		2,126,558

Electric Utilities – 4.7%

CK Infrastructure Holdings Ltd.	27,000	152,931

CLP Holdings Ltd.	45,000	354,997

Fortis, Inc.	5,238	206,112

Hydro One Ltd.(b)	6,048	169,750

Iberdrola SA	38,628	475,397

Kansai Electric Power Co., Inc. (The)	14,400	215,819

Power Assets Holdings Ltd.	36,000	207,359

Redeia Corp. SA(a)	21,222	355,124

Terna – Rete Elettrica Nazionale	6,894	55,462
		2,192,951

Entertainment – 0.8%

Capcom Co. Ltd.	8,400	139,934

Nintendo Co. Ltd.	1,800	88,304

Toho Co. Ltd.	4,300	144,440
		372,678

Food Products – 5.1%

MEIJI Holdings Co. Ltd.	7,200	161,281

Nestle SA (Registered)	15,372	1,545,329

Nissin Foods Holdings Co. Ltd.	11,700	312,639

WH Group Ltd.(b)	279,000	204,046

Yakult Honsha Co. Ltd.	9,000	176,494
		2,399,789

Gas Utilities – 1.2%

Osaka Gas Co. Ltd.	9,000	200,171

Snam SpA	35,730	164,355

Tokyo Gas Co. Ltd.	8,400	188,909
		553,435

Investments	Shares	Value

Ground Transportation – 3.4%

Canadian National Railway Co.	5,670	$689,595

Canadian Pacific Kansas City Ltd.	972	76,410

Central Japan Railway Co.	9,000	206,863

East Japan Railway Co.	10,800	198,547

Hankyu Hanshin Holdings, Inc.	5,400	141,859

Keisei Electric Railway Co. Ltd.	1,100	41,193

Kintetsu Group Holdings Co. Ltd.	5,400	139,148

West Japan Railway Co.	6,000	114,155
		1,607,770

Hotels, Restaurants & Leisure – 1.0%

Compass Group plc	2,682	74,956

Genting Singapore Ltd.	225,000	150,962

La Francaise des Jeux SAEM(b)	234	8,872

McDonald’s Holdings Co. Japan Ltd.	3,600	158,765

Sodexo SA	1,062	92,831
		486,386

Household Durables – 0.8%

Sekisui Chemical Co. Ltd.	12,600	184,278

Sekisui House Ltd.	9,000	207,378
		391,656

Household Products – 0.0%(c)

Reckitt Benckiser Group plc	306	17,119

Independent Power and Renewable Electricity Producers – 0.0%(c)

Meridian Energy Ltd.	3,690	13,101

Industrial Conglomerates – 1.1%

CK Hutchison Holdings Ltd.	36,000	176,060

Jardine Matheson Holdings Ltd.	3,600	138,132

Keppel Ltd.	36,000	181,617

Siemens AG (Registered)	72	13,542
		509,351

Insurance – 6.5%

Fairfax Financial Holdings Ltd.	396	431,413

Hannover Rueck SE	846	210,226

Insurance Australia Group Ltd.	25,974	108,618

Japan Post Insurance Co. Ltd.	9,000	168,802

Medibank Pvt Ltd.	144,360	333,715

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,404	$618,806

Sampo OYJ, Class A	8,820	357,615

Sompo Holdings, Inc.	16,200	321,190

Talanx AG	1,134	85,726

Zurich Insurance Group AG	864	418,458
		3,054,569

IT Services – 2.2%

CGI, Inc.*	2,124	215,654

Obic Co. Ltd.	2,500	323,452

Otsuka Corp.	7,200	144,032

SCSK Corp.	19,800	361,802
		1,044,940

Machinery – 0.8%

Kone OYJ, Class B	7,290	357,003

Marine Transportation – 1.0%

Kuehne + Nagel International AG (Registered)(a)	756	200,880

Mitsui OSK Lines Ltd.	9,000	285,388
		486,268

Metals & Mining – 0.6%

BHP Group Ltd.(a)	1,440	40,236

Franco-Nevada Corp.	2,095	252,708
		292,944

Oil, Gas & Consumable Fuels – 4.6%

ENEOS Holdings, Inc.	25,200	117,044

Galp Energia SGPS SA	23,580	509,301

Imperial Oil Ltd.	2,718	187,254

Pembina Pipeline Corp.	6,192	218,321

Shell plc	19,386	694,970

TotalEnergies SE	2,970	217,820

Tourmaline Oil Corp.	4,608	225,662
		2,170,372

Passenger Airlines – 0.7%

Singapore Airlines Ltd.	66,600	319,387

Investments	Shares	Value

Personal Care Products – 3.0%

Beiersdorf AG	1,368	$205,587

Unilever plc	22,986	1,191,572
		1,397,159

Pharmaceuticals – 11.1%

AstraZeneca plc	1,242	187,584

GSK plc	29,232	612,366

Novartis AG (Registered)	11,160	1,083,572

Novo Nordisk A/S, Class B	6,030	780,273

Roche Holding AG	90	23,630

Roche Holding AG – BR	5,670	1,363,792

Sanofi SA	11,736	1,168,035
		5,219,252

Professional Services – 2.7%

Computershare Ltd.	3,312	58,562

RELX plc	3,834	158,569

SGS SA (Registered)(a)	4,068	359,540

Thomson Reuters Corp.	1,692	256,081

Wolters Kluwer NV	2,880	433,431
		1,266,183

Real Estate Management & Development – 2.8%

CK Asset Holdings Ltd.	81,000	348,495

Daito Trust Construction Co. Ltd.	1,800	193,480

Daiwa House Industry Co. Ltd.	12,600	355,505

Sino Land Co. Ltd.	11,764	12,650

Sun Hung Kai Properties Ltd.	43,000	399,970
		1,310,100

Retail REITs – 0.3%

Link REIT, REIT	28,800	124,646

Semiconductors & Semiconductor Equipment – 1.3%

ASML Holding NV	684	609,009

Software – 2.1%

Constellation Software, Inc.	90	232,183

Nice Ltd.*	936	209,998

Oracle Corp. Japan	4,400	332,590

SAP SE	1,224	222,097
		996,868

Specialty Retail – 1.1%

Industria de Diseno Textil SA(a)	11,340	519,569

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – 0.6%

Canon, Inc.	10,800	$293,737

Textiles, Apparel & Luxury Goods – 0.6%

LVMH Moet Hennessy Louis Vuitton SE	324	268,281

Tobacco – 0.6%

Japan Tobacco, Inc.	10,100	272,453

Trading Companies & Distributors – 1.9%

Bunzl plc	4,878	187,759

Ferguson plc	2,250	472,275

ITOCHU Corp.	5,400	244,873
		904,907

Transportation Infrastructure – 1.5%

Aena SME SA(b)	1,764	323,665

Auckland International Airport Ltd.	4,157	19,310

Flughafen Zurich AG (Registered)	810	162,680

Getlink SE	10,710	183,227
		688,882

Wireless Telecommunication Services – 2.1%

KDDI Corp.	15,900	444,572

Rogers Communications, Inc., Class B	2,862	107,430

SoftBank Corp.	30,600	371,598

Vodafone Group plc	87,786	74,373
		997,973
Total Common Stocks (Cost $43,535,670)		45,733,516
	Number of Warrants

WARRANTS – 0.0%

Software – 0.0%

Constellation Software, Inc., expiring 3/31/2040* ‡ (Cost $–)	28	—

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 1.3%(d)

REPURCHASE AGREEMENTS – 1.3%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $590,212, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $597,433 (Cost $590,125)	$590,125	$590,125
Total Investments – 98.7% (Cost $44,125,795)		46,323,641

Other assets less liabilities – 1.3%		611,904
NET ASSETS – 100.0%		$46,935,545

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $1,165,528, collateralized in the form of cash with a value of $590,125 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $52,280 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.50%, and maturity dates ranging from June 30, 2024 – November 15, 2052 and $601,841 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $1,244,246.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $590,125.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,592,301
Aggregate gross unrealized depreciation	(2,845,785)
Net unrealized appreciation	$1,746,516
Federal income tax cost	$44,567,629

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	10	06/21/2024	USD	$1,133,750	$(31,044)
*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	78,531	Citibank NA	AUD	119,288	06/20/2024	$955
USD	192,118	Morgan Stanley	CHF	167,993	06/20/2024	7,913
USD	44,484	Morgan Stanley	DKK	303,190	06/20/2024	904
USD	305,474	Morgan Stanley	EUR	279,420	06/20/2024	6,084
USD	25,423	Citibank NA	GBP	19,939	06/20/2024	450
USD	26,591	Citibank NA	JPY	3,903,131	06/20/2024	1,599
USD	12,461	Citibank NA	NOK	131,563	06/20/2024	566
USD	25,140	Morgan Stanley	NZD	41,229	06/20/2024	743
USD	74,397	Citibank NA	SEK	767,599	06/20/2024	4,303
Total unrealized appreciation						$23,517
CAD	91,112	Bank of New York Mellon (The)	USD	67,522	06/20/2024	$(1,148)
HKD	282,833	Bank of New York Mellon (The)	USD	36,251	06/20/2024	(35)
ILS	73,522	Morgan Stanley	USD	20,246	06/20/2024	(504)
SGD	16,357	BNP Paribas SA	USD	12,304	06/20/2024	(282)
Total unrealized depreciation						$(1,969)
Net unrealized appreciation						$21,548

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	2.3%
Canada	10.2
Denmark	1.7
Finland	2.2
France	7.3
Germany	4.4
Hong Kong	5.9
Ireland	0.0 †
Israel	2.8
Italy	0.5
Japan	23.5
Netherlands	4.9
New Zealand	0.1
Portugal	1.5
Singapore	4.9
Spain	4.0
Switzerland	11.8
United Kingdom	9.4
Other[1]	2.6
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.4%
Warrants	–
Securities Lending Reinvestments	1.3
Others(1)	1.3
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.8%

Automobile Components – 1.3%

Balkrishna Industries Ltd.	145	$4,223

Bosch Ltd.	110	38,702

Cheng Shin Rubber Industry Co. Ltd.	40,000	57,920

Hyundai Mobis Co. Ltd.	20	3,307

MRF Ltd.	37	58,988
		163,140

Automobiles – 2.6%

Bajaj Auto Ltd.	1,025	109,380

Hero MotoCorp Ltd.	1,715	93,381

Kia Corp.	30	2,561

Maruti Suzuki India Ltd.	680	104,462
		309,784

Banks – 18.1%

Agricultural Bank of China Ltd., Class H	200,000	89,756

Banco BBVA Peru SA	9,540	3,691

Bank Central Asia Tbk. PT	229,000	138,020

Bank of China Ltd., Class H	340,000	153,455

Bank of Communications Co. Ltd., Class H	110,000	79,604

Boubyan Bank KSCP	33,284	63,650

Chang Hwa Commercial Bank Ltd.	160,000	89,675

China Construction Bank Corp., Class H	370,000	241,267

Commercial International Bank – Egypt (CIB)	10,640	15,988

Credicorp Ltd.	645	106,818

Dubai Islamic Bank PJSC	55,470	83,970

Emirates NBD Bank PJSC	14,725	68,155

First Financial Holding Co. Ltd.	115,000	96,593

Grupo Elektra SAB de CV	950	61,646

Grupo Financiero Banorte SAB de CV, Class O	1,175	11,692

HDFC Bank Ltd.	2,905	52,925

Hong Leong Bank Bhd.	16,000	64,704

Hong Leong Financial Group Bhd.	12,500	43,793

ICICI Bank Ltd.	5,845	80,589

Industrial & Commercial Bank of China Ltd., Class H	240,000	129,801

Investments	Shares	Value

Banks – (continued)

Itau Unibanco Holding SA (Preference)	3,000	$18,151

Kuwait Finance House KSCP	40,684	95,105

Malayan Banking Bhd.	40,000	81,550

National Bank of Kuwait SAKP	34,545	97,018

Qatar International Islamic Bank QSC	21,590	59,653

Qatar National Bank QPSC	21,040	80,150

RHB Bank Bhd.	41,500	47,826

Saudi National Bank (The)	1,900	19,048

Sberbank of Russia PJSC‡	12,360	–
		2,174,293

Beverages – 1.1%

Emperador, Inc.	166,500	54,877

Nongfu Spring Co. Ltd., Class H(a)	13,000	76,791

United Breweries Ltd.	170	4,152
		135,820

Broadline Retail – 3.2%

Alibaba Group Holding Ltd., ADR	3,920	293,412

PDD Holdings, Inc., ADR*	770	96,389

Robinson PCL* ‡	600	–
		389,801

Capital Markets – 0.8%

Macquarie Korea Infrastructure Fund	10,175	92,761

Chemicals – 2.9%

Asian Paints Ltd.	2,810	96,856

Berger Paints India Ltd.	3,565	21,729

Fertiglobe plc	92,230	70,059

PhosAgro PJSC‡	1,158	–

Pidilite Industries Ltd.	2,100	76,740

SABIC Agri-Nutrients Co.	2,680	82,745
		348,129

Construction & Engineering – 0.1%

Larsen & Toubro Ltd.	300	12,923

Construction Materials – 0.8%

Asia Cement Corp.	27,000	36,235

LafargeHolcim Maroc SA	315	62,340
		98,575

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Finance – 0.6%

Bajaj Finance Ltd.	85	$7,053

Samsung Card Co. Ltd.	2,205	62,380

Sundaram Finance Ltd.	95	5,404
		74,837

Consumer Staples Distribution & Retail – 1.2%

Grupo Comercial Chedraui SA de CV	2,500	18,571

Nahdi Medical Co.	150	5,527

President Chain Store Corp.	11,600	97,611

Wal-Mart de Mexico SAB de CV	5,000	18,758
		140,467

Diversified Telecommunication Services – 4.2%

Chunghwa Telecom Co. Ltd.	33,000	125,668

Emirates Integrated Telecommunications Co. PJSC	57,180	91,073

Itissalat Al-Maghrib	9,440	90,094

LG Uplus Corp.	8,100	57,728

Saudi Telecom Co.	8,650	86,832

Telefonica Brasil SA	6,300	57,541
		508,936

Electric Utilities – 2.8%

CPFL Energia SA	12,500	76,933

CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	11,000	52,993

Manila Electric Co.	8,850	56,530

Power Grid Corp. of India Ltd.	40,850	147,784
		334,240

Electronic Equipment, Instruments & Components – 0.6%

WPG Holdings Ltd.	25,000	67,794

Entertainment – 0.7%

NetEase, Inc., ADR	890	83,188

Food Products – 4.3%

Almarai Co. JSC	3,555	53,838

Britannia Industries Ltd.*	1,180	67,544

Marico Ltd.	785	4,874

Nestle India Ltd.	3,560	106,984

Investments	Shares	Value

Food Products – (continued)

Nestle Malaysia Bhd.	3,000	$79,958

Tingyi Cayman Islands Holding Corp.	70,000	77,597

Uni-President Enterprises Corp.	15,000	35,240

Want Want China Holdings Ltd.	155,000	88,586
		514,621

Gas Utilities – 0.8%

Petronas Gas Bhd.	25,000	94,290

Ground Transportation – 0.3%

GMexico Transportes SAB de CV(a)	19,500	41,842

Health Care Providers & Services – 2.3%

Bumrungrad Hospital PCL, NVDR	12,500	82,636

Dr Sulaiman Al Habib Medical Services Group Co.	780	64,594

IHH Healthcare Bhd.	43,000	57,033

Sinopharm Group Co. Ltd., Class H	28,000	71,028
		275,291

Hotels, Restaurants & Leisure – 0.5%

Americana Restaurants International plc*	46,630	42,277

Jubilant Foodworks Ltd.	2,345	13,018
		55,295

Household Products – 0.0%(b)

Unilever Indonesia Tbk. PT	20,000	3,223

Independent Power and Renewable Electricity Producers – 1.5%

ACWA Power Co.	396	42,211

Engie Brasil Energia SA	9,500	74,965

NTPC Ltd.	15,265	66,449

Unipro PJSC* ‡	726,000	–
		183,625

Industrial Conglomerates – 1.3%

Far Eastern New Century Corp.	60,000	59,886

Samsung C&T Corp.	635	68,963

Sime Darby Bhd.	39,500	23,174
		152,023

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 3.4%

BB Seguridade Participacoes SA	14,500	$90,081

Bupa Arabia for Cooperative Insurance Co.	1,120	72,027

Caixa Seguridade Participacoes SA	12,000	36,256

DB Insurance Co. Ltd.	205	14,432

PICC Property & Casualty Co. Ltd., Class H	58,000	72,452

Ping An Insurance Group Co. of China Ltd., Class H	3,500	16,088

Samsung Fire & Marine Insurance Co. Ltd.	325	72,896

Samsung Life Insurance Co. Ltd.	525	33,238
		407,470

Interactive Media & Services – 3.9%

Tencent Holdings Ltd.	10,500	466,118

IT Services – 5.0%

Arabian Internet & Communications Services Co.	285	26,444

HCL Technologies Ltd.	8,085	132,424

Infosys Ltd.	3,975	67,677

Samsung SDS Co. Ltd.	565	65,448

Tata Consultancy Services Ltd.	6,670	305,428
		597,421

Life Sciences Tools & Services – 0.6%

Divi’s Laboratories Ltd.	1,285	61,641

Samsung Biologics Co. Ltd.* (a)	20	11,301
		72,942

Marine Transportation – 0.6%

MISC Bhd.	41,000	68,383

Metals & Mining – 0.4%

Industrias CH SAB de CV, Class B, Series B*	231	2,508

Polyus PJSC* ‡	546	–

Vale SA	3,500	42,738
		45,246

Multi-Utilities – 0.7%

Dubai Electricity & Water Authority PJSC	136,405	87,275

Investments	Shares	Value

Office REITs – 0.5%

Embassy Office Parks REIT, REIT	14,645	$63,132

Oil, Gas & Consumable Fuels – 4.1%

China Shenhua Energy Co. Ltd., Class H	29,500	123,338

PetroChina Co. Ltd., Class H	26,000	24,533

Petroleo Brasileiro SA	2,500	21,348

Petroleo Brasileiro SA (Preference)	4,000	32,429

Petronas Dagangan Bhd.	11,500	52,289

Petronet LNG Ltd.	1,025	3,815

Qatar Fuel QSC	20,255	80,442

Qatar Gas Transport Co. Ltd.	58,520	64,274

Reliance Industries Ltd.	2,755	96,878

Surgutneftegas PJSC (Preference)‡	156,600	–
		499,346

Personal Care Products – 2.0%

Colgate-Palmolive India Ltd.	270	9,141

Dabur India Ltd.	1,645	10,011

Hengan International Group Co. Ltd.	24,000	81,010

Hindustan Unilever Ltd.	5,280	141,147

Procter & Gamble Hygiene & Health Care Ltd.	10	1,938
		243,247

Pharmaceuticals – 4.2%

Alkem Laboratories Ltd.	405	23,460

Cipla Ltd.	6,080	102,018

Dr Reddy’s Laboratories Ltd.	1,365	101,501

Kalbe Farma Tbk. PT	438,000	39,194

Lupin Ltd.	1,630	32,154

Sun Pharmaceutical Industries Ltd.	4,910	88,395

Torrent Pharmaceuticals Ltd.	3,035	96,123

Zydus Lifesciences Ltd.	1,775	20,285
		503,130

Semiconductors & Semiconductor Equipment – 8.6%

MediaTek, Inc.	1,500	45,697

Novatek Microelectronics Corp.	400	7,592

Taiwan Semiconductor Manufacturing Co. Ltd.	40,200	975,309
		1,028,598

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

Specialty Retail – 1.5%

Abu Dhabi National Oil Co. for Distribution PJSC	61,770	$58,694

Jarir Marketing Co.	22,925	82,761

MR DIY Group M Bhd.(a)	124,500	40,696
		182,151

Technology Hardware, Storage & Peripherals – 4.0%

Catcher Technology Co. Ltd.	7,400	49,542

Pegatron Corp.	18,000	54,008

Samsung Electronics Co. Ltd.	6,660	373,454
		477,004

Tobacco – 0.6%

ITC Ltd.	665	3,472

KT&G Corp.	1,050	67,919
		71,391

Transportation Infrastructure – 2.8%

Airports of Thailand PCL, NVDR	33,500	58,982

Jiangsu Expressway Co. Ltd., Class H	96,000	94,512

Salik Co. PJSC	98,945	93,210

Taiwan High Speed Rail Corp.	100,000	91,825
		338,529

Water Utilities – 0.5%

Emirates Central Cooling Systems Corp.	134,865	58,383

Wireless Telecommunication Services – 4.4%

Advanced Info Service PCL, NVDR	12,500	66,615

Bharti Airtel Ltd.	3,190	50,555

Etihad Etisalat Co.	4,825	66,896

Far EasTone Telecommunications Co. Ltd.	38,000	94,294

Intouch Holdings PCL, NVDR	40,000	72,315

SK Telecom Co. Ltd.	1,730	64,213

Taiwan Mobile Co. Ltd.	31,800	101,566

TIM SA	3,000	10,193
		526,647
Total Common Stocks (Cost $11,290,670)		11,991,311

Total Investments – 99.8% (Cost $11,290,670)		11,991,311

Other assets less liabilities – 0.2%		26,332
NET ASSETS – 100.0%		$12,017,643
*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,706,568
Aggregate gross unrealized depreciation	(1,086,421)
Net unrealized appreciation	$620,147
Federal income tax cost	$11,370,814

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	2	06/21/2024	USD	$104,200	$(620)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	48,135	JPMorgan Chase Bank NA	INR*	4,000,000	06/20/2024	$277
Total unrealized appreciation						$277
INR*	700,000	Toronto-Dominion Bank (The)	USD	8,383	06/20/2024	$(7)
Total unrealized depreciation						$(7)
Net unrealized appreciation						$270

*	Non-deliverable forward.

Abbreviations:

INR – Indian Rupee

USD – US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Brazil	4.3%
China	19.6
Egypt	0.1
India	21.5
Indonesia	1.5
Kuwait	2.1
Malaysia	5.4
Mexico	1.3
Morocco	1.3
Peru	0.9
Philippines	0.9
Qatar	2.4
Saudi Arabia	5.4
South Korea	8.3
Taiwan	17.4
Thailand	2.3
United Arab Emirates	5.1
Other[1]	0.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.8%
Others(1)	0.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Aerospace & Defense – 1.7%

AAR Corp.*	2,460	$170,084

AeroVironment, Inc.* (a)	1,148	183,439

Axon Enterprise, Inc.*	1,476	462,962

Boeing Co. (The)*	17,441	2,927,297

BWX Technologies, Inc.	3,772	361,244

Curtiss-Wright Corp.	1,956	495,690

Ducommun, Inc.*	492	26,612

General Dynamics Corp.	6,683	1,918,622

General Electric Co.	25,428	4,114,759

HEICO Corp.(a)	1,304	270,450

HEICO Corp., Class A	1,640	271,994

Hexcel Corp.	2,934	188,392

Howmet Aerospace, Inc.(a)	10,432	696,336

Huntington Ingalls Industries, Inc.	1,148	317,916

Kratos Defense & Security Solutions, Inc.*	3,772	67,217

L3Harris Technologies, Inc.	4,564	976,924

Lockheed Martin Corp.	6,194	2,879,776

Mercury Systems, Inc.* (a)	3,912	110,318

Moog, Inc., Class A	1,793	285,213

Northrop Grumman Corp.(a)	3,423	1,660,258

Rocket Lab USA, Inc.* (a)	21,679	81,513

RTX Corp.(a)	40,098	4,070,749

Spirit AeroSystems Holdings, Inc., Class A* (a)	3,260	104,320

Textron, Inc.	5,868	496,374

TransDigm Group, Inc.	1,304	1,627,431

Triumph Group, Inc.* (a)	6,232	83,260

V2X, Inc.*	815	39,593

Virgin Galactic Holdings, Inc.* (a)	39,772	34,606

Woodward, Inc.	2,952	479,287
		25,402,636

Air Freight & Logistics – 0.4%

Air Transport Services Group, Inc.*	4,890	62,690

CH Robinson Worldwide, Inc.(a)	3,097	219,887

Investments	Shares	Value

Air Freight & Logistics – (continued)

Expeditors International of Washington, Inc.	4,075	$453,588

FedEx Corp.	7,009	1,834,816

Forward Air Corp.(a)	1,467	32,304

GXO Logistics, Inc.* (a)	6,520	323,783

Hub Group, Inc., Class A	14,996	603,139

United Parcel Service, Inc., Class B	21,842	3,221,258
		6,751,465

Automobile Components – 0.5%

Adient plc* (a)	21,027	628,076

American Axle & Manufacturing Holdings, Inc.*	5,053	37,089

Aptiv plc*	6,194	439,774

Autoliv, Inc.	3,423	410,041

BorgWarner, Inc.(a)	7,661	251,051

Dana, Inc.(a)	12,062	149,931

Dorman Products, Inc.*	1,630	142,543

Fox Factory Holding Corp.* (a)	652	25,376

Garrett Motion, Inc.* (a)	22,331	213,484

Gentex Corp.(a)	10,595	363,409

Gentherm, Inc.* (a)	2,771	140,129

Goodyear Tire & Rubber Co. (The)*	50,530	604,339

LCI Industries(a)	326	33,897

Lear Corp.	11,573	1,456,694

Luminar Technologies, Inc., Class A* (a)	39,283	57,746

Mobileye Global, Inc., Class A* (a)	3,912	107,776

Modine Manufacturing Co.* (a)	3,260	301,974

Patrick Industries, Inc.(a)	5,216	545,020

Phinia, Inc.(a)	10,269	400,491

QuantumScape Corp., Class A* (a)	59,169	320,696

Standard Motor Products, Inc.(a)	2,608	83,717

Stoneridge, Inc.*	7,987	119,645

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobile Components – (continued)

Visteon Corp.*	1,630	$180,327

XPEL, Inc.* (a) (b)	1,148	60,327
		7,073,552

Automobiles – 1.1%

Ford Motor Co.	109,862	1,334,823

General Motors Co.	36,186	1,611,363

Harley-Davidson, Inc.	26,732	919,313

Lucid Group, Inc.* (a)	1,956	4,988

Rivian Automotive, Inc., Class A* (a)	23,961	213,253

Tesla, Inc.*	66,667	12,218,728

Thor Industries, Inc.(a)	10,595	1,053,355

Winnebago Industries, Inc.(a)	5,216	321,201
		17,677,024

Banks – 6.0%

1st Source Corp.	2,119	105,102

Amalgamated Financial Corp.	5,868	144,001

Amerant Bancorp, Inc., Class A(a)	8,150	176,529

Ameris Bancorp(a)	14,181	673,314

Associated Banc-Corp.	35,371	745,267

Atlantic Union Bankshares Corp.(a)	15,485	491,958

Axos Financial, Inc.* (a)	10,824	547,803

Banc of California, Inc.(a)	29,014	397,202

BancFirst Corp.(a)	1,472	131,258

Bancorp, Inc. (The)* (a)	4,564	136,646

Bank of America Corp.	199,512	7,383,939

Bank of Hawaii Corp.(a)	489	27,721

Bank OZK(a)	23,635	1,055,303

BankUnited, Inc.	17,767	474,912

Banner Corp.(a)	8,802	384,031

Berkshire Hills Bancorp, Inc.(a)	7,009	149,432

BOK Financial Corp.(a)	4,075	361,575

Brookline Bancorp, Inc.	11,480	95,284

Byline Bancorp, Inc.	7,172	155,417

Cadence Bank	35,045	969,695

Cambridge Bancorp	1,304	80,026

Investments	Shares	Value

Banks – (continued)

Camden National Corp.	815	$25,444

Cathay General Bancorp(a)	14,507	499,621

Central Pacific Financial Corp.(a)	2,445	48,753

Citigroup, Inc.	54,279	3,328,931

Citizens Financial Group, Inc.	15,811	539,313

City Holding Co.	328	33,135

Coastal Financial Corp.*	3,260	126,097

Columbia Banking System, Inc.	12,388	233,018

Comerica, Inc.	29,014	1,455,632

Commerce Bancshares, Inc.(a)	4,075	222,821

Community Bank System, Inc.(a)	978	42,269

Community Trust Bancorp, Inc.(a)	1,804	75,786

ConnectOne Bancorp, Inc.(a)	11,410	204,353

CrossFirst Bankshares, Inc.* (a)	5,542	66,947

Cullen/Frost Bankers, Inc.(a)	1,793	187,082

Customers Bancorp, Inc.* (a)	4,238	193,549

CVB Financial Corp.(a)	25,428	415,494

Dime Community Bancshares, Inc.(a)	11,410	207,662

Eagle Bancorp, Inc.	9,291	171,791

East West Bancorp, Inc.(a)	28,199	2,100,543

Eastern Bankshares, Inc.(a)	34,556	434,023

Enterprise Financial Services Corp.	5,705	216,847

Farmers National Banc Corp.	7,498	88,701

FB Financial Corp.	978	35,844

Fifth Third Bancorp	20,538	748,815

First Bancorp/NC(a)	3,116	94,758

First Bancorp/PR	38,957	672,008

First Bancshares, Inc. (The)	8,313	199,013

First Busey Corp.	14,344	320,445

First Citizens BancShares, Inc., Class A	328	553,257

First Commonwealth Financial Corp.(a)	22,304	294,190

First Financial Bancorp	16,564	366,230

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

First Financial Bankshares, Inc.(a)	8,150	$240,914

First Hawaiian, Inc.(a)	27,384	577,529

First Horizon Corp.	117,523	1,753,443

First Interstate BancSystem, Inc., Class A	21,353	570,125

First Merchants Corp.(a)	14,833	495,719

First Mid Bancshares, Inc.(a)	7,009	216,999

FNB Corp.(a)	68,623	915,431

Fulton Financial Corp.(a)	33,904	561,111

Glacier Bancorp, Inc.(a)	5,705	206,407

Great Southern Bancorp, Inc.(a)	326	16,756

Hancock Whitney Corp.	16,137	732,458

Hanmi Financial Corp.	10,432	159,610

HarborOne Bancorp, Inc.	1,804	18,275

Heartland Financial USA, Inc.(a)	6,031	253,965

Heritage Commerce Corp.	22,331	177,308

Heritage Financial Corp.	4,890	86,749

Hilltop Holdings, Inc.(a)	4,564	133,543

Home BancShares, Inc.	36,675	868,464

Hope Bancorp, Inc.	17,115	171,492

Horizon Bancorp, Inc.(a)	5,216	59,880

Huntington Bancshares, Inc.	41,565	559,881

Independent Bank Corp.	10,106	507,725

Independent Bank Group, Inc.	8,150	303,506

International Bancshares Corp.	11,808	657,115

JPMorgan Chase & Co.	84,597	16,220,629

KeyCorp	29,014	420,413

Lakeland Bancorp, Inc.	7,172	87,427

Lakeland Financial Corp.(a)	656	38,553

Live Oak Bancshares, Inc.(a)	652	21,073

M&T Bank Corp.	5,379	776,674

Mercantile Bank Corp.	2,119	76,454

Metrocity Bankshares, Inc.(a)	815	18,729

Midland States Bancorp, Inc.	4,264	93,382

National Bank Holdings Corp., Class A	7,661	250,745

NBT Bancorp, Inc.(a)	326	11,413

Investments	Shares	Value

Banks – (continued)

New York Community Bancorp, Inc.(a)	145,722	$386,163

Nicolet Bankshares, Inc.(a)	1,443	110,433

Northwest Bancshares, Inc.(a)	24,939	264,353

OceanFirst Financial Corp.	12,877	190,065

OFG Bancorp	11,899	429,673

Old National Bancorp	52,975	876,206

Old Second Bancorp, Inc.(a)	4,075	55,827

Origin Bancorp, Inc.(a)	3,423	101,663

Pacific Premier Bancorp, Inc.	14,833	318,909

Park National Corp.	328	43,201

Pathward Financial, Inc.	2,624	132,171

Peoples Bancorp, Inc.(a)	5,248	152,402

Pinnacle Financial Partners, Inc.(a)	16,952	1,300,218

PNC Financial Services Group, Inc. (The)	11,247	1,723,715

Popular, Inc.	14,996	1,274,510

Preferred Bank(a)	3,749	283,762

Premier Financial Corp.	11,084	214,808

Prosperity Bancshares, Inc.(a)	17,930	1,111,122

Provident Financial Services, Inc.(a)	17,930	263,212

QCR Holdings, Inc.	1,804	99,148

Regions Financial Corp.(a)	28,362	546,536

Republic Bancorp, Inc., Class A(a)	326	16,535

S&T Bancorp, Inc.(a)	7,009	211,321

Sandy Spring Bancorp, Inc.	12,714	260,001

Seacoast Banking Corp. of Florida(a)	6,683	154,177

ServisFirst Bancshares, Inc.(a)	3,749	221,041

Simmons First National Corp., Class A	20,864	356,566

Southern Missouri Bancorp, Inc.	3,749	150,335

Southside Bancshares, Inc.(a)	4,075	108,639

SouthState Corp.(a)	14,670	1,110,519

Stellar Bancorp, Inc.(a)	8,802	195,404

Stock Yards Bancorp, Inc.(a)	492	21,919

Synovus Financial Corp.	31,622	1,131,751

Texas Capital Bancshares, Inc.*	2,934	168,412

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Tompkins Financial Corp.	164	$7,213

Towne Bank	11,899	307,827

TriCo Bancshares	4,401	153,023

Triumph Financial, Inc.* (a)	2,119	149,093

Truist Financial Corp.	37,001	1,389,388

TrustCo Bank Corp. NY	815	21,695

Trustmark Corp.(a)	15,322	453,531

UMB Financial Corp.	8,313	662,214

United Bankshares, Inc.(a)	25,265	820,102

United Community Banks, Inc.	23,472	592,199

Univest Financial Corp.	4,401	91,849

US Bancorp	45,477	1,847,731

Valley National Bancorp(a)	83,102	582,545

Veritex Holdings, Inc.	11,410	222,267

WaFd, Inc.(a)	14,996	406,242

Webster Financial Corp.	36,023	1,578,888

Wells Fargo & Co.	107,091	6,352,638

WesBanco, Inc.	9,128	246,456

Westamerica Bancorp	5,542	257,980

Western Alliance Bancorp	22,983	1,306,124

Wintrust Financial Corp.(a)	11,972	1,156,974

WSFS Financial Corp.(a)	10,595	452,724

Zions Bancorp NA	32,763	1,336,075
		91,528,179

Beverages – 1.0%

Boston Beer Co., Inc. (The), Class A*	326	90,762

Brown-Forman Corp., Class A(a)	1,312	64,380

Brown-Forman Corp., Class B(a)	8,965	428,975

Celsius Holdings, Inc.* (a)	4,401	313,659

Coca-Cola Co. (The)	92,095	5,688,708

Coca-Cola Consolidated, Inc.(a)	326	269,276

Constellation Brands, Inc., Class A(a)	3,912	991,536

Keurig Dr Pepper, Inc.	25,265	851,430

MGP Ingredients, Inc.(a)	163	12,786

Molson Coors Beverage Co., Class B(a)	6,068	347,454

Investments	Shares	Value

Beverages – (continued)

Monster Beverage Corp.*	18,040	$964,238

National Beverage Corp.*	984	43,788

PepsiCo, Inc.	32,274	5,677,319

Vita Coco Co., Inc. (The)* (a)	3,912	94,827
		15,839,138

Biotechnology – 2.2%

AbbVie, Inc.	51,508	8,377,261

ACADIA Pharmaceuticals, Inc.* (a)	6,520	108,949

Agios Pharmaceuticals, Inc.*	4,506	146,445

Akero Therapeutics, Inc.* (a)	9,780	194,524

Alkermes plc*	5,216	128,001

Allogene Therapeutics, Inc.* (a)	23,798	65,682

Alnylam Pharmaceuticals, Inc.*	2,771	398,885

Amgen, Inc.	15,811	4,331,265

Amicus Therapeutics, Inc.*	6,396	63,896

AnaptysBio, Inc.* (a)	2,445	59,511

Anavex Life Sciences Corp.* (a)	9,943	36,292

Apellis Pharmaceuticals, Inc.* (a)	3,260	144,059

Arcturus Therapeutics Holdings, Inc.* (a)	3,423	87,526

Arcus Biosciences, Inc.* (a)	6,194	94,335

Arrowhead Pharmaceuticals, Inc.* (a)	2,119	47,932

Aurinia Pharmaceuticals, Inc.* (a)	12,877	65,544

Beam Therapeutics, Inc.* (a)	5,379	114,142

Biogen, Inc.* (a)	3,586	770,345

Biohaven Ltd.* (a)	13,692	531,250

BioMarin Pharmaceutical, Inc.*	4,564	368,589

Blueprint Medicines Corp.* (a)	3,097	282,880

Bridgebio Pharma, Inc.* (a)	5,053	129,458

Catalyst Pharmaceuticals, Inc.*	8,782	132,169

Celldex Therapeutics, Inc.*	489	18,298

Cerevel Therapeutics Holdings, Inc.*	2,788	119,075

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Crinetics Pharmaceuticals, Inc.*	489	$21,428

CRISPR Therapeutics AG* (a)	15,322	811,913

Cytokinetics, Inc.* (a)	4,075	249,879

Deciphera Pharmaceuticals, Inc.*	2,788	70,453

Denali Therapeutics, Inc.*	652	10,067

Dynavax Technologies Corp.* (a)	12,714	144,558

Editas Medicine, Inc.* (a)	9,128	47,557

Exact Sciences Corp.*	5,216	309,570

Exelixis, Inc.* (a)	17,115	401,518

Geron Corp.* (a)	23,146	90,964

Gilead Sciences, Inc.	35,534	2,316,817

Halozyme Therapeutics, Inc.* (a)	6,846	260,833

Ideaya Biosciences, Inc.* (a)	652	26,504

Immunovant, Inc.*	2,119	58,145

Incyte Corp.* (a)	5,868	305,429

Inhibrx, Inc.*	1,956	66,582

Insmed, Inc.*	8,639	213,556

Intellia Therapeutics, Inc.* (a)	815	17,441

Ionis Pharmaceuticals, Inc.* (a)	6,194	255,564

Iovance Biotherapeutics, Inc.* (a)	13,366	157,451

Ironwood Pharmaceuticals, Inc., Class A*	14,181	109,903

Keros Therapeutics, Inc.* (a)	2,445	137,874

Krystal Biotech, Inc.* (a)	1,467	224,627

Kura Oncology, Inc.* (a)	16,789	329,400

Kymera Therapeutics, Inc.* (a)	2,934	98,641

Madrigal Pharmaceuticals, Inc.* (a)	163	33,255

Moderna, Inc.*	8,639	952,968

Morphic Holding, Inc.* (a)	2,771	75,565

Myriad Genetics, Inc.*	2,788	54,561

Natera, Inc.*	4,756	441,737

Neurocrine Biosciences, Inc.*	1,968	270,679

Novavax, Inc.* (a)	5,053	21,880

Investments	Shares	Value

Biotechnology – (continued)

PTC Therapeutics, Inc.* (a)	1,630	$52,405

RAPT Therapeutics, Inc.* (a)	6,194	47,694

Recursion Pharmaceuticals, Inc., Class A* (a)	11,736	91,776

Regeneron Pharmaceuticals, Inc.*	2,608	2,322,841

REVOLUTION Medicines, Inc.* (a)	8,150	303,832

Rocket Pharmaceuticals, Inc.*	6,194	133,295

Roivant Sciences Ltd.* (a)	7,824	85,282

Sage Therapeutics, Inc.* (a)	5,053	70,439

Sana Biotechnology, Inc.* (a)	12,225	110,025

Sarepta Therapeutics, Inc.*	4,075	516,140

SpringWorks Therapeutics, Inc.* (a)	3,912	182,651

Summit Therapeutics, Inc.* (a)	22,820	89,683

Syndax Pharmaceuticals, Inc.* (a)	13,203	278,979

TG Therapeutics, Inc.* (a)	1,630	22,266

Travere Therapeutics, Inc.* (a)	1,640	9,069

Twist Bioscience Corp.* (a)	2,771	86,538

Ultragenyx Pharmaceutical, Inc.*	3,097	131,746

United Therapeutics Corp.*	1,467	343,762

Vaxcyte, Inc.*	5,542	335,568

Veracyte, Inc.* (a)	978	19,139

Vertex Pharmaceuticals, Inc.*	6,194	2,433,065

Viking Therapeutics, Inc.* (a)	4,238	337,260

Vir Biotechnology, Inc.*	12,388	104,803

Xencor, Inc.* (a)	6,194	129,702

Zentalis Pharmaceuticals, Inc.* (a)	4,727	52,281

Zymeworks, Inc.* (a)	14,507	124,470
		33,818,343

Broadline Retail – 2.9%

Amazon.com, Inc.*	223,310	39,079,250

Coupang, Inc., Class A*	30,318	682,155

Dillard’s, Inc., Class A(a)	652	285,570

eBay, Inc.	16,137	831,701

Etsy, Inc.* (a)	2,445	167,898

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Broadline Retail – (continued)

Kohl’s Corp.(a)	21,027	$503,386

Macy’s, Inc.	54,768	1,009,374

MercadoLibre, Inc.*	1,141	1,664,377

Nordstrom, Inc.(a)	20,864	396,625

Ollie’s Bargain Outlet Holdings, Inc.* (a)	2,952	215,909

Savers Value Village, Inc.* (a)	5,868	96,939
		44,933,184

Building Products – 0.9%

A O Smith Corp.(a)	3,116	258,129

AAON, Inc.(a)	3,444	324,046

Advanced Drainage Systems, Inc.(a)	2,608	409,456

Allegion plc(a)	1,793	217,957

American Woodmark Corp.*	3,912	360,217

Apogee Enterprises, Inc.(a)	2,934	181,263

Armstrong World Industries, Inc.	1,141	131,078

AZEK Co., Inc. (The), Class A* (a)	4,401	200,862

AZZ, Inc.	2,445	175,135

Builders FirstSource, Inc.*	4,075	744,992

Carlisle Cos., Inc.	1,312	509,384

Carrier Global Corp.	21,320	1,310,967

CSW Industrials, Inc.	326	77,464

Fortune Brands Innovations, Inc.(a)	4,564	333,628

Gibraltar Industries, Inc.*	820	58,597

Griffon Corp.(a)	3,260	213,595

Hayward Holdings, Inc.* (a)	11,247	152,734

Insteel Industries, Inc.	2,445	78,485

JELD-WEN Holding, Inc.*	12,551	257,296

Johnson Controls International plc	18,582	1,209,131

Lennox International, Inc.	978	453,225

Masco Corp.	6,560	449,032

Masonite International Corp.*	3,749	496,930

Masterbrand, Inc.* (a)	23,635	393,995

Owens Corning	3,097	520,946

Investments	Shares	Value

Building Products – (continued)

Quanex Building Products Corp.(a)	4,727	$157,031

Resideo Technologies, Inc.*	26,080	509,342

Simpson Manufacturing Co., Inc.	1,476	256,662

Trane Technologies plc	5,248	1,665,400

Trex Co., Inc.* (a)	5,705	505,178

UFP Industries, Inc.	12,136	1,367,727

Zurn Elkay Water Solutions Corp.(a)	4,264	133,378
		14,113,262

Capital Markets – 2.9%

Affiliated Managers Group, Inc.	7,498	1,170,438

Ameriprise Financial, Inc.	2,608	1,073,948

Ares Management Corp., Class A	3,280	436,535

Artisan Partners Asset Management, Inc., Class A(a)	1,956	80,059

B. Riley Financial, Inc.(a)	2,445	84,108

Bank of New York Mellon Corp. (The)	20,864	1,178,607

BGC Group, Inc., Class A(a)	27,873	218,246

BlackRock, Inc.	4,075	3,075,158

Blackstone, Inc.	16,463	1,919,750

Blue Owl Capital, Inc., Class A	17,712	334,580

Brightsphere Investment Group, Inc.	4,920	109,421

Carlyle Group, Inc. (The)(a)	4,890	219,072

Charles Schwab Corp. (The)	42,543	3,146,055

CME Group, Inc.	8,313	1,742,737

Cohen & Steers, Inc.(a)	1,467	100,900

Coinbase Global, Inc., Class A* (a)	4,401	897,496

Donnelley Financial Solutions, Inc.* (a)	1,141	71,632

Evercore, Inc., Class A	1,793	325,429

FactSet Research Systems, Inc.(a)	820	341,850

Federated Hermes, Inc., Class B	5,379	176,700

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Franklin Resources, Inc.(a)	8,965	$204,761

Goldman Sachs Group, Inc. (The)	9,617	4,103,670

Hamilton Lane, Inc., Class A	2,445	273,155

Houlihan Lokey, Inc., Class A(a)	1,640	209,084

Interactive Brokers Group, Inc., Class A(a)	3,260	375,291

Intercontinental Exchange, Inc.	13,522	1,741,093

Invesco Ltd.	69,764	988,556

Janus Henderson Group plc	28,199	880,373

Jefferies Financial Group, Inc.	8,802	379,014

KKR & Co., Inc.	18,582	1,729,427

LPL Financial Holdings, Inc.	2,119	570,286

MarketAxess Holdings, Inc.	652	130,459

Moelis & Co., Class A(a)	3,116	152,933

Moody’s Corp.	3,912	1,448,731

Morgan Stanley	38,142	3,464,819

Morningstar, Inc.	492	139,064

MSCI, Inc.	1,804	840,285

Nasdaq, Inc.	8,150	487,777

Northern Trust Corp.(c)	6,520	537,182

Open Lending Corp.* (a)	9,454	48,215

Piper Sandler Cos.	978	191,483

PJT Partners, Inc., Class A(a)	328	30,993

Raymond James Financial, Inc.	5,216	636,352

Robinhood Markets, Inc., Class A* (a)	23,146	381,678

S&P Global, Inc.	7,661	3,185,674

SEI Investments Co.	3,586	236,497

State Street Corp.	9,291	673,505

Stifel Financial Corp.(a)	20,701	1,654,424

StoneX Group, Inc.*	6,115	443,949

T. Rowe Price Group, Inc.	7,172	785,836

TPG, Inc., Class A	2,132	91,889

Tradeweb Markets, Inc., Class A	3,586	364,732

Victory Capital Holdings, Inc., Class A	5,868	298,446

Virtu Financial, Inc., Class A	20,864	452,749

Investments	Shares	Value

Capital Markets – (continued)

Virtus Investment Partners, Inc.	1,141	$250,244

WisdomTree, Inc.(a)	164	1,460
		45,086,807

Chemicals – 1.6%

AdvanSix, Inc.	7,335	185,282

Air Products and Chemicals, Inc.	5,053	1,194,226

Albemarle Corp.(a)	2,771	333,379

Arcadium Lithium plc* (a)	214,019	941,684

Ashland, Inc.	1,804	171,975

Avient Corp.(a)	5,868	248,921

Axalta Coating Systems Ltd.*	8,364	262,964

Balchem Corp.	1,804	255,050

Cabot Corp.(a)	10,432	951,711

Celanese Corp.(a)	3,097	475,730

CF Industries Holdings, Inc.(a)	6,357	502,012

Chemours Co. (The)	32,763	876,410

Corteva, Inc.	15,485	838,203

Dow, Inc.	19,071	1,085,140

DuPont de Nemours, Inc.	10,921	791,772

Eastman Chemical Co.	3,423	323,268

Ecolab, Inc.	5,542	1,253,323

Ecovyst, Inc.*	1,148	10,826

Element Solutions, Inc.	12,628	292,086

FMC Corp.(a)	6,194	365,508

Ginkgo Bioworks Holdings, Inc., Class A* (a)	5,868	5,229

Hawkins, Inc.(a)	492	37,279

HB Fuller Co.	1,476	110,272

Huntsman Corp.	10,106	241,129

Ingevity Corp.*	3,586	183,388

Innospec, Inc.	656	78,720

International Flavors & Fragrances, Inc.	4,890	413,938

Koppers Holdings, Inc.(a)	3,423	175,531

Kronos Worldwide, Inc.(a)	6,031	69,055

Linde plc	11,736	5,175,107

LSB Industries, Inc.*	815	7,579

LyondellBasell Industries NV, Class A	7,380	737,779

Mativ Holdings, Inc.(a)	12,225	223,228

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Minerals Technologies, Inc.	2,282	$166,335

Mosaic Co. (The)	10,758	337,694

NewMarket Corp.	489	257,664

Olin Corp.(a)	24,124	1,261,203

Perimeter Solutions SA* (a)	35,534	248,738

PPG Industries, Inc.	5,053	651,837

PureCycle Technologies, Inc.* (a)	19,071	89,062

Quaker Chemical Corp.(a)	652	121,618

RPM International, Inc.(a)	2,624	280,532

Scotts Miracle-Gro Co. (The)(a)	9,454	647,977

Sensient Technologies Corp.	978	71,609

Sherwin-Williams Co. (The)	5,379	1,611,602

Stepan Co.	326	27,055

Tronox Holdings plc(a)	4,564	77,542

Westlake Corp.	489	72,059
		24,740,231

Commercial Services & Supplies – 0.8%

ABM Industries, Inc.	11,736	512,863

ACCO Brands Corp.	21,516	103,707

ACV Auctions, Inc., Class A* (a)	1,141	19,910

Brady Corp., Class A	984	58,056

Brink’s Co. (The)	9,512	831,920

Casella Waste Systems, Inc., Class A* (a)	1,968	177,907

Cimpress plc* (a)	1,630	138,990

Cintas Corp.	1,968	1,295,613

Clean Harbors, Inc.*	1,630	308,803

Copart, Inc.*	20,864	1,133,124

CoreCivic, Inc.* (a)	10,269	153,008

Deluxe Corp.(a)	9,943	196,374

Driven Brands Holdings, Inc.*	8,313	119,125

Ennis, Inc.(a)	4,401	87,580

Enviri Corp.* (a)	17,441	135,691

GEO Group, Inc. (The)* (a)	21,842	324,572

HNI Corp.	3,280	137,596

Interface, Inc., Class A	17,767	271,657

Liquidity Services, Inc.*	492	8,492

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Matthews International Corp., Class A(a)	3,260	$87,955

MillerKnoll, Inc.(a)	17,767	451,815

MSA Safety, Inc.(a)	2,119	382,268

OPENLANE, Inc.* (a)	2,934	50,406

Republic Services, Inc.	4,920	943,164

Rollins, Inc.	6,068	270,390

SP Plus Corp.*	2,445	124,842

Steelcase, Inc., Class A(a)	25,591	307,860

Stericycle, Inc.* (a)	5,216	233,312

Tetra Tech, Inc.(a)	1,956	380,872

UniFirst Corp.	815	130,506

Veralto Corp.	6,520	610,794

Vestis Corp.	22,168	408,335

Viad Corp.*	2,132	73,511

Waste Management, Inc.	8,856	1,842,225
		12,313,243

Communications Equipment – 0.7%

ADTRAN Holdings, Inc.	1,630	7,140

Arista Networks, Inc.*	5,868	1,505,494

Calix, Inc.*	4,401	122,040

Ciena Corp.* (a)	5,379	248,671

Cisco Systems, Inc.	117,686	5,528,888

Digi International, Inc.* (a)	3,280	100,565

Extreme Networks, Inc.*	8,965	100,408

F5, Inc.*	1,141	188,619

Harmonic, Inc.*	4,238	45,516

Infinera Corp.* (a)	2,282	10,999

Juniper Networks, Inc.	9,943	346,215

Lumentum Holdings, Inc.* (a)	4,890	213,986

Motorola Solutions, Inc.	4,100	1,390,515

Viasat, Inc.* (a)	12,062	191,907

Viavi Solutions, Inc.*	4,401	34,768
		10,035,731

Construction & Engineering – 0.4%

AECOM	4,155	383,756

API Group Corp.*	7,009	270,337

Arcosa, Inc.	1,312	99,738

Argan, Inc.	1,640	98,826

Comfort Systems USA, Inc.(a)	1,793	554,772

Construction Partners, Inc., Class A* (a)	820	42,345

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Dycom Industries, Inc.* (a)	1,312	$183,706

EMCOR Group, Inc.	1,467	523,968

Fluor Corp.*	5,576	224,880

Granite Construction, Inc.(a)	3,280	182,040

IES Holdings, Inc.*	1,304	176,197

MasTec, Inc.* (a)	2,445	216,847

MDU Resources Group, Inc.(a)	38,794	958,212

MYR Group, Inc.* (a)	1,141	189,691

Primoris Services Corp.	10,004	466,186

Quanta Services, Inc.	3,749	969,342

Sterling Infrastructure, Inc.* (a)	2,282	231,851

Valmont Industries, Inc.(a)	652	133,530

WillScot Mobile Mini Holdings Corp.* (a)	6,031	222,906
		6,129,130

Construction Materials – 0.1%

Eagle Materials, Inc.	1,640	411,165

Martin Marietta Materials, Inc.	1,476	866,515

Summit Materials, Inc., Class A* (a)	4,847	188,548

Vulcan Materials Co.	2,952	760,524
		2,226,752

Consumer Finance – 0.9%

Ally Financial, Inc.	54,116	2,075,349

American Express Co.	16,789	3,929,130

Bread Financial Holdings, Inc.	7,498	276,751

Capital One Financial Corp.(a)	11,410	1,636,536

Credit Acceptance Corp.* (a)	279	143,328

Discover Financial Services	7,498	950,221

Encore Capital Group, Inc.* (a)	6,031	247,814

Enova International, Inc.*	7,052	426,858

EZCORP, Inc., Class A* (a)	3,260	35,795

FirstCash Holdings, Inc.	1,312	148,230

LendingClub Corp.*	16,137	121,350

Navient Corp.(a)	22,304	335,006

Investments	Shares	Value

Consumer Finance – (continued)

Nelnet, Inc., Class A	1,467	$138,162

NerdWallet, Inc., Class A*	10,106	127,032

OneMain Holdings, Inc.	22,494	1,172,162

PRA Group, Inc.*	8,313	197,766

PROG Holdings, Inc.	6,846	227,561

SLM Corp.	51,019	1,081,093

SoFi Technologies, Inc.* (a)	41,565	281,811

Synchrony Financial	9,617	422,956

Upstart Holdings, Inc.* (a)	3,912	86,572

World Acceptance Corp.* (a)	328	45,123
		14,106,606

Consumer Staples Distribution & Retail – 1.4%

Albertsons Cos., Inc., Class A	8,313	169,585

Andersons, Inc. (The)(a)	2,771	152,239

BJ’s Wholesale Club Holdings, Inc.* (a)	4,017	299,990

Casey’s General Stores, Inc.	1,141	364,641

Chefs’ Warehouse, Inc. (The)* (a)	3,423	113,233

Costco Wholesale Corp.	10,595	7,659,125

Dollar General Corp.	5,868	816,767

Dollar Tree, Inc.*	4,727	558,968

Grocery Outlet Holding Corp.* (a)	652	16,932

Ingles Markets, Inc., Class A(a)	1,304	93,562

Kroger Co. (The)	20,212	1,119,341

Performance Food Group Co.*	3,586	243,418

PriceSmart, Inc.	328	26,434

SpartanNash Co.(a)	7,824	149,360

Sprouts Farmers Market, Inc.* (a)	5,868	387,464

Sysco Corp.	11,410	847,991

Target Corp.	13,366	2,151,659

United Natural Foods, Inc.* (a)	11,736	104,802

US Foods Holding Corp.*	6,846	344,011

Walgreens Boots Alliance, Inc.	17,115	303,449

Walmart, Inc.	102,364	6,075,303

Weis Markets, Inc.(a)	1,613	101,829
		22,100,103

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Containers & Packaging – 0.5%

Amcor plc	33,089	$295,816

AptarGroup, Inc.	2,282	329,475

Avery Dennison Corp.	1,640	356,339

Ball Corp.	8,150	566,996

Berry Global Group, Inc.(a)	24,287	1,375,616

Crown Holdings, Inc.	4,075	334,435

Graphic Packaging Holding Co.(a)	60,636	1,567,441

Greif, Inc., Class A	5,412	331,647

Greif, Inc., Class B	163	10,184

International Paper Co.(a)	7,661	267,675

Myers Industries, Inc.	2,608	57,115

O-I Glass, Inc.*	27,547	412,103

Packaging Corp. of America	2,445	422,936

Pactiv Evergreen, Inc.	12,714	193,761

Sealed Air Corp.	8,476	266,825

Silgan Holdings, Inc.	5,216	243,379

Sonoco Products Co.	18,908	1,059,793

TriMas Corp.(a)	1,312	34,099

Westrock Co.	5,216	250,159
		8,375,794

Distributors – 0.1%

Genuine Parts Co.	3,749	589,380

LKQ Corp.	8,856	381,959

Pool Corp.(a)	1,141	413,647
		1,384,986

Diversified Consumer Services – 0.2%

Adtalem Global Education, Inc.* (a)	3,260	161,761

Bright Horizons Family Solutions, Inc.* (a)	3,097	321,190

Chegg, Inc.*	20,212	104,496

Coursera, Inc.*	7,498	76,629

Frontdoor, Inc.*	2,282	70,035

Graham Holdings Co., Class B	326	228,647

Grand Canyon Education, Inc.* (a)	1,141	148,353

H&R Block, Inc.(a)	8,150	384,924

Laureate Education, Inc.	8,802	127,629

Investments	Shares	Value

Diversified Consumer Services – (continued)

OneSpaWorld Holdings Ltd.*	8,364	$106,390

Perdoceo Education Corp.(a)	7,172	131,248

Service Corp. International	4,264	305,771

Strategic Education, Inc.	1,640	188,338

Stride, Inc.* (a)	3,260	217,605
		2,573,016

Diversified REITs – 0.1%

Alexander & Baldwin, Inc., REIT	2,788	45,918

American Assets Trust, Inc., REIT	6,194	132,242

Armada Hoffler Properties, Inc., REIT	1,304	13,718

Broadstone Net Lease, Inc., REIT	2,771	40,346

Empire State Realty Trust, Inc., Class A, REIT(a)	14,833	134,980

Essential Properties Realty Trust, Inc., REIT(a)	7,009	184,617

Gladstone Commercial Corp., REIT(a)	8,639	115,504

Global Net Lease, Inc., REIT(a)	30,644	212,976

WP Carey, Inc., REIT	3,749	205,595
		1,085,896

Diversified Telecommunication Services – 0.7%

Anterix, Inc.* (a)	3,097	97,618

AT&T, Inc.	214,019	3,614,781

Cogent Communications Holdings, Inc.(a)	7,824	502,144

Frontier Communications Parent, Inc.* (a)	45,314	1,048,566

Globalstar, Inc.* (a)	43,032	55,511

Iridium Communications, Inc.(a)	6,031	185,695

Liberty Latin America Ltd., Class A*	20,375	153,831

Liberty Latin America Ltd., Class C* (a)	14,670	110,612

Lumen Technologies, Inc.* (a)	260,148	309,576

Shenandoah Telecommunications Co.	978	12,538

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Verizon Communications, Inc.	124,206	$4,904,895
		10,995,767

Electric Utilities – 1.3%

ALLETE, Inc.(a)	2,119	125,487

Alliant Energy Corp.	6,194	308,461

American Electric Power Co., Inc.(a)	14,344	1,234,014

Avangrid, Inc.(a)	4,401	160,769

Constellation Energy Corp.	7,172	1,333,562

Duke Energy Corp.	21,679	2,130,179

Edison International	10,269	729,715

Entergy Corp.	5,379	573,778

Evergy, Inc.	4,727	247,931

Eversource Energy	11,736	711,436

Exelon Corp.	25,428	955,584

FirstEnergy Corp.(a)	15,322	587,446

Hawaiian Electric Industries, Inc.	27,221	268,127

IDACORP, Inc.(a)	2,445	231,737

MGE Energy, Inc.(a)	984	77,067

NextEra Energy, Inc.	61,614	4,126,290

NRG Energy, Inc.	7,987	580,415

OGE Energy Corp.	6,846	237,214

Otter Tail Corp.(a)	2,934	250,446

PG&E Corp.	57,213	978,914

Pinnacle West Capital Corp.(a)	3,749	276,114

PNM Resources, Inc.	1,467	54,367

Portland General Electric Co.(a)	2,282	98,651

PPL Corp.	14,833	407,314

Southern Co. (The)(a)	30,970	2,276,295

Xcel Energy, Inc.	12,062	648,091
		19,609,404

Electrical Equipment – 0.9%

Acuity Brands, Inc.	1,793	445,202

AMETEK, Inc.	5,053	882,557

Atkore, Inc.(a)	8,150	1,428,695

Bloom Energy Corp., Class A* (a)	1,956	21,770

Investments	Shares	Value

Electrical Equipment – (continued)

Eaton Corp. plc	9,348	$2,975,094

Emerson Electric Co.	14,181	1,528,428

Encore Wire Corp.	3,423	956,249

EnerSys	984	89,003

Fluence Energy, Inc., Class A* (a)	18,256	325,687

Generac Holdings, Inc.*	2,934	398,907

GrafTech International Ltd.(a)	32,111	55,231

Hubbell, Inc., Class B	1,148	425,357

NEXTracker, Inc., Class A* (a)	5,691	243,518

nVent Electric plc	8,313	599,118

Plug Power, Inc.* (a)	6,357	14,685

Regal Rexnord Corp.(a)	1,968	317,576

Rockwell Automation, Inc.	2,624	710,999

Sensata Technologies Holding plc	34,067	1,305,107

SunPower Corp.* (a)	2,445	5,037

Sunrun, Inc.* (a)	39,935	410,931

Vertiv Holdings Co., Class A	8,965	833,745

Vicor Corp.*	489	15,834
		13,988,730

Electronic Equipment, Instruments & Components – 1.1%

Advanced Energy Industries, Inc.	984	94,307

Amphenol Corp., Class A	13,366	1,614,212

Arrow Electronics, Inc.*	10,595	1,352,664

Avnet, Inc.	19,024	929,703

Badger Meter, Inc.(a)	1,793	327,976

Bel Fuse, Inc., Class B(a)	652	38,285

Belden, Inc.	2,608	211,952

Benchmark Electronics, Inc.(a)	7,872	237,813

CDW Corp.	2,952	713,971

Cognex Corp.(a)	9,780	406,261

Coherent Corp.* (a)	7,173	391,837

Corning, Inc.(a)	20,864	696,440

Crane NXT Co.(a)	10,269	624,458

CTS Corp.(a)	820	37,515

ePlus, Inc.* (a)	6,194	476,195

Fabrinet*	1,968	340,602

Flex Ltd.*	15,811	452,985

Insight Enterprises, Inc.* (a)	6,194	1,130,839

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

IPG Photonics Corp.*	1,956	$164,265

Itron, Inc.*	1,804	166,184

Jabil, Inc.	4,238	497,372

Keysight Technologies, Inc.*	4,075	602,855

Kimball Electronics, Inc.* (a)	3,260	68,232

Knowles Corp.*	2,460	38,942

Littelfuse, Inc.	978	225,566

Methode Electronics, Inc.(a)	3,260	39,739

Mirion Technologies, Inc., Class A* (a)	15,811	171,866

Novanta, Inc.*	1,804	282,326

OSI Systems, Inc.* (a)	489	64,274

PC Connection, Inc.	164	10,163

Plexus Corp.*	652	65,858

Rogers Corp.*	163	19,412

Sanmina Corp.* (a)	12,714	771,358

ScanSource, Inc.*	3,772	156,991

SmartRent, Inc., Class A* (a)	32,111	74,497

TD SYNNEX Corp.	656	77,303

TE Connectivity Ltd.	7,824	1,106,939

Teledyne Technologies, Inc.*	1,148	437,939

Trimble, Inc.*	5,216	313,325

TTM Technologies, Inc.* (a)	19,844	296,271

Vishay Intertechnology, Inc.(a)	24,272	561,654

Vontier Corp.(a)	8,965	364,248

Zebra Technologies Corp., Class A*	978	307,640
		16,963,234

Energy Equipment & Services – 0.6%

Archrock, Inc.(a)	11,247	215,830

Baker Hughes Co.	21,648	706,158

Cactus, Inc., Class A(a)	4,100	203,524

ChampionX Corp.	10,758	361,146

Diamond Offshore Drilling, Inc.*	15,322	187,541

Dril-Quip, Inc.*	2,282	41,487

Halliburton Co.	25,102	940,572

Helix Energy Solutions Group, Inc.* (a)	13,366	143,551

Investments	Shares	Value

Energy Equipment & Services – (continued)

Helmerich & Payne, Inc.(a)	22,657	$891,100

Liberty Energy, Inc., Class A(a)	37,327	821,194

Nabors Industries Ltd.* (a)	815	58,723

NOV, Inc.	20,864	385,775

Oceaneering International, Inc.* (a)	7,987	182,982

Oil States International, Inc.*	492	1,963

Patterson-UTI Energy, Inc.(a)	71,557	774,247

ProFrac Holding Corp., Class A* (a)	16,463	119,686

ProPetro Holding Corp.*	26,243	228,839

RPC, Inc.(a)	11,736	78,514

Schlumberger NV	40,424	1,919,332

Select Water Solutions, Inc., Class A	11,899	109,947

Tidewater, Inc.* (a)	1,304	119,772

Transocean Ltd.* (a)	134,149	700,258

US Silica Holdings, Inc.*	9,291	143,360

Valaris Ltd.*	1,467	95,443

Weatherford International plc* (a)	3,912	483,601
		9,914,545

Entertainment – 0.9%

AMC Entertainment Holdings, Inc., Class A* (a)	55,420	162,381

Atlanta Braves Holdings, Inc., Class C* (a)	196	7,336

Cinemark Holdings, Inc.* (a)	9,454	162,041

Electronic Arts, Inc.	5,868	744,180

Endeavor Group Holdings, Inc., Class A	9,780	258,290

IMAX Corp.* (a)	1,804	28,882

Liberty Media Corp-Liberty Formula One, Class A*	1,640	102,123

Liberty Media Corp-Liberty Formula One, Class C*	5,084	355,727

Lions Gate Entertainment Corp., Class B*	9,780	92,225

Live Nation Entertainment, Inc.* (a)	4,238	376,801

Madison Square Garden Sports Corp.* (a)	326	60,610

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

Netflix, Inc.*	10,432	$5,744,276

Playtika Holding Corp.(a)	163	1,182

ROBLOX Corp., Class A*	10,921	388,351

Roku, Inc.* (a)	5,216	300,754

Sphere Entertainment Co.*	4,564	177,357

Take-Two Interactive Software, Inc.* (a)	4,075	581,951

TKO Group Holdings, Inc., Class A	1,467	138,881

Walt Disney Co. (The)	42,869	4,762,746

Warner Music Group Corp., Class A(a)	2,934	96,822
		14,542,916

Financial Services – 4.1%

Affirm Holdings, Inc., Class A*	10,758	342,965

A-Mark Precious Metals, Inc.(a)	3,423	137,160

Apollo Global Management, Inc.	12,551	1,360,277

AvidXchange Holdings, Inc.* (a)	10,758	125,438

Berkshire Hathaway, Inc., Class B*	52,975	21,016,772

Block, Inc., Class A*	14,181	1,035,213

Cannae Holdings, Inc.*	2,771	53,896

Compass Diversified Holdings	3,586	78,784

Corebridge Financial, Inc.(a)	978	25,976

Corpay, Inc.*	1,459	440,822

Enact Holdings, Inc.	3,423	101,766

Equitable Holdings, Inc.	11,736	433,176

Essent Group Ltd.	20,701	1,096,532

Euronet Worldwide, Inc.*	8,639	887,053

EVERTEC, Inc.(a)	4,890	183,522

Federal Agricultural Mortgage Corp., Class C	815	151,696

Fidelity National Information Services, Inc.	16,137	1,096,025

Fiserv, Inc.*	16,626	2,538,291

Flywire Corp.*	5,053	103,587

Global Payments, Inc.	6,357	780,449

Investments	Shares	Value

Financial Services – (continued)

International Money Express, Inc.*	2,296	$46,448

Jack Henry & Associates, Inc.(a)	1,804	293,493

Jackson Financial, Inc., Class A(a)	13,529	924,301

Marqeta, Inc., Class A*	23,798	132,079

Mastercard, Inc., Class A	19,723	8,899,018

Merchants Bancorp	2,952	119,054

MGIC Investment Corp.(a)	56,072	1,137,140

Mr Cooper Group, Inc.*	14,181	1,094,773

NCR Atleos Corp.*	10,758	214,407

NMI Holdings, Inc., Class A*	18,040	556,714

PayPal Holdings, Inc.*	30,807	2,092,411

PennyMac Financial Services, Inc.(a)	2,119	181,471

Radian Group, Inc.	34,719	1,037,057

Remitly Global, Inc.*	8,476	151,127

Repay Holdings Corp., Class A*	24,450	248,657

Rocket Cos., Inc., Class A* (a)	6,846	84,069

Shift4 Payments, Inc., Class A* (a)	1,956	113,174

Toast, Inc., Class A* (a)	13,040	308,135

Visa, Inc., Class A(a)	37,979	10,201,539

Voya Financial, Inc.	21,027	1,433,200

Walker & Dunlop, Inc.(a)	6,357	582,492

Western Union Co. (The)(a)	69,275	931,056

WEX, Inc.*	1,467	309,918
		63,081,133

Food Products – 1.0%

Archer-Daniels-Midland Co.	16,300	956,158

B&G Foods, Inc.(a)	17,441	193,595

Bunge Global SA	3,749	381,498

Calavo Growers, Inc.	1,630	43,928

Cal-Maine Foods, Inc.(a)	489	27,056

Campbell Soup Co.(a)	3,749	171,367

Conagra Brands, Inc.(a)	13,692	421,440

Darling Ingredients, Inc.*	35,045	1,484,857

Flowers Foods, Inc.(a)	4,727	117,891

Fresh Del Monte Produce, Inc.	2,608	66,686

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Freshpet, Inc.*	2,119	$224,762

General Mills, Inc.	14,670	1,033,648

Hain Celestial Group, Inc. (The)*	12,714	78,064

Hershey Co. (The)	3,097	600,570

Hormel Foods Corp.	4,564	162,296

Ingredion, Inc.(a)	13,284	1,522,214

J & J Snack Foods Corp.(a)	1,148	157,609

J M Smucker Co. (The)	3,749	430,573

John B Sanfilippo & Son, Inc.(a)	1,141	113,758

Kellanova	9,454	547,008

Kraft Heinz Co. (The)	20,864	805,559

Lamb Weston Holdings, Inc.(a)	3,444	287,023

Lancaster Colony Corp.(a)	1,141	217,714

McCormick & Co., Inc. (Non-Voting)(a)	4,890	371,933

Mission Produce, Inc.* (a)	9,780	111,003

Mondelez International, Inc., Class A	38,957	2,802,567

Pilgrim’s Pride Corp.*	4,401	158,524

Post Holdings, Inc.*	2,952	313,355

Seaboard Corp.	55	182,056

Simply Good Foods Co. (The)* (a)	2,296	83,689

Tootsie Roll Industries, Inc.	2,428	72,136

Tyson Foods, Inc., Class A	6,357	385,552

Utz Brands, Inc.(a)	7,052	127,148

Westrock Coffee Co.* (a)	8,476	85,947

WK Kellogg Co.(a)	18,093	422,291
		15,161,475

Gas Utilities – 0.2%

Atmos Energy Corp.	2,952	348,041

Chesapeake Utilities Corp.	1,630	172,568

National Fuel Gas Co.	16,789	891,496

New Jersey Resources Corp.	5,542	242,130

Northwest Natural Holding Co.(a)	4,075	155,461

ONE Gas, Inc.(a)	2,934	189,302

Southwest Gas Holdings, Inc.	1,141	85,142

Investments	Shares	Value

Gas Utilities – (continued)

Spire, Inc.(a)	11,247	$694,952

UGI Corp.	40,913	1,045,736
		3,824,828

Ground Transportation – 1.0%

ArcBest Corp.(a)	1,630	180,783

Avis Budget Group, Inc.(a)	3,586	342,284

CSX Corp.	55,583	1,846,467

Heartland Express, Inc.	163	1,620

Hertz Global Holdings, Inc.* (a)	17,278	78,615

JB Hunt Transport Services, Inc.	1,968	319,938

Knight-Swift Transportation Holdings, Inc., Class A	4,264	197,125

Landstar System, Inc.(a)	1,640	286,032

Lyft, Inc., Class A* (a)	18,419	288,073

Marten Transport Ltd.	2,460	41,623

Norfolk Southern Corp.	6,846	1,576,771

Old Dominion Freight Line, Inc.	4,592	834,412

RXO, Inc.*	1,630	30,823

Ryder System, Inc.	9,512	1,159,037

Saia, Inc.* (a)	815	323,417

Schneider National, Inc., Class B(a)	3,912	80,900

Uber Technologies, Inc.*	48,411	3,208,197

U-Haul Holding Co.* (a)	164	10,370

U-Haul Holding Co.	2,282	139,932

Union Pacific Corp.	14,344	3,401,823

Werner Enterprises, Inc.	652	22,299

XPO, Inc.*	3,586	385,352
		14,755,893

Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	42,054	4,456,462

Align Technology, Inc.*	1,467	414,251

Alphatec Holdings, Inc.* (a)	164	2,070

AtriCure, Inc.* (a)	4,238	102,221

Atrion Corp.(a)	326	137,993

Avanos Medical, Inc.*	6,357	114,935

Axonics, Inc.*	1,956	130,211

Baxter International, Inc.	12,877	519,844

Becton Dickinson & Co.	6,846	1,606,072

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Boston Scientific Corp.*	34,882	$2,506,969

CONMED Corp.	1,956	132,969

Cooper Cos., Inc. (The)	4,592	408,963

Dentsply Sirona, Inc.	6,194	185,882

Dexcom, Inc.*	9,184	1,169,950

Edwards Lifesciences Corp.*	14,018	1,186,904

Embecta Corp.(a)	16,137	163,468

Enovis Corp.* (a)	3,586	198,073

Envista Holdings Corp.*	3,423	67,365

GE HealthCare Technologies, Inc.	7,987	608,929

Glaukos Corp.* (a)	2,296	220,416

Globus Medical, Inc., Class A* (a)	3,423	170,431

Haemonetics Corp.*	2,119	194,842

Hologic, Inc.*	6,683	506,371

ICU Medical, Inc.*	326	31,922

IDEXX Laboratories, Inc.*	1,956	963,839

Inari Medical, Inc.*	652	24,346

Inspire Medical Systems, Inc.* (a)	1,141	275,734

Insulet Corp.*	1,304	224,210

Integer Holdings Corp.* (a)	820	91,537

Integra LifeSciences Holdings Corp.* (a)	5,216	152,151

Intuitive Surgical, Inc.*	8,150	3,020,553

iRhythm Technologies, Inc.* (a)	1,467	160,754

Lantheus Holdings, Inc.*	3,999	266,093

LeMaitre Vascular, Inc.(a)	164	10,627

LivaNova plc*	815	45,436

Masimo Corp.* (a)	1,956	262,906

Medtronic plc	40,098	3,217,463

Merit Medical Systems, Inc.*	1,630	120,783

Neogen Corp.* (a)	12,551	154,754

Nevro Corp.* (a)	5,705	60,359

Omnicell, Inc.*	815	21,850

Paragon 28, Inc.* (a)	9,454	87,166

Penumbra, Inc.* (a)	1,630	320,246

PROCEPT BioRobotics Corp.* (a)	2,282	120,900

QuidelOrtho Corp.* (a)	815	33,048

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

ResMed, Inc.(a)	3,097	$662,727

Shockwave Medical, Inc.* (a)	1,956	645,852

STAAR Surgical Co.*	4,401	202,270

STERIS plc	2,624	536,765

Stryker Corp.	7,987	2,687,625

Tandem Diabetes Care, Inc.*	4,401	161,473

Teleflex, Inc.	1,467	306,236

TransMedics Group, Inc.* (a)	1,312	123,499

Zimmer Biomet Holdings, Inc.	5,412	650,955
		30,849,670

Health Care Providers & Services – 2.6%

Acadia Healthcare Co., Inc.*	2,934	216,940

Accolade, Inc.* (a)	17,115	130,587

Addus HomeCare Corp.*	978	94,035

Agiliti, Inc.* (a)	14,833	150,555

Amedisys, Inc.*	1,630	150,041

AMN Healthcare Services, Inc.* (a)	6,520	391,070

Astrana Health, Inc.* (a)	2,608	96,887

Brookdale Senior Living, Inc.* (a)	47,701	323,890

Cardinal Health, Inc.	7,987	822,980

Castle Biosciences, Inc.*	2,445	51,565

Cencora, Inc.(a)	4,756	1,136,922

Centene Corp.*	16,626	1,214,696

Chemed Corp.(a)	328	186,304

Cigna Group (The)	8,476	3,026,271

CorVel Corp.* (a)	163	38,933

Cross Country Healthcare, Inc.* (a)	7,052	124,115

CVS Health Corp.	36,838	2,494,301

DaVita, Inc.*	10,758	1,495,470

Elevance Health, Inc.	6,683	3,532,500

Encompass Health Corp.	3,423	285,410

Ensign Group, Inc. (The)(a)	1,793	212,219

Fulgent Genetics, Inc.*	4,238	86,243

Guardant Health, Inc.*	1,467	26,406

HCA Healthcare, Inc.	5,542	1,717,022

HealthEquity, Inc.* (a)	3,608	284,707

Henry Schein, Inc.* (a)	3,912	271,023

Humana, Inc.	3,586	1,083,295

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Laboratory Corp. of America Holdings	2,788	$561,420

McKesson Corp.	4,075	2,189,131

ModivCare, Inc.* (a)	4,075	95,640

Molina Healthcare, Inc.*	1,467	501,861

National Research Corp.	2,132	73,021

NeoGenomics, Inc.* (a)	2,119	29,496

OPKO Health, Inc.* (a)	114,589	139,799

Option Care Health, Inc.*	8,856	264,706

Owens & Minor, Inc.* (a)	11,410	282,283

Patterson Cos., Inc.(a)	17,115	435,919

Pediatrix Medical Group, Inc.*	26,080	231,330

Premier, Inc., Class A	29,177	609,216

Privia Health Group, Inc.* (a)	489	8,998

Progyny, Inc.*	2,282	73,161

Quest Diagnostics, Inc.	3,260	450,467

R1 RCM, Inc.* (a)	1,956	24,039

RadNet, Inc.*	984	47,724

Select Medical Holdings Corp.	19,397	550,293

Surgery Partners, Inc.* (a)	3,116	77,744

Tenet Healthcare Corp.*	21,842	2,452,638

UnitedHealth Group, Inc.	21,842	10,564,975

Universal Health Services, Inc., Class B	1,793	305,581

US Physical Therapy, Inc.(a)	164	16,648
		39,630,477

Health Care REITs – 0.2%

CareTrust REIT, Inc., REIT	6,888	170,271

Community Healthcare Trust, Inc., REIT	326	8,649

Healthpeak Properties, Inc., REIT	19,234	357,945

Medical Properties Trust, Inc., REIT(a)	107,091	492,619

National Health Investors, Inc., REIT	652	41,115

Omega Healthcare Investors, Inc., REIT(a)	8,150	247,842

Investments	Shares	Value

Health Care REITs – (continued)

Sabra Health Care REIT, Inc., REIT(a)	10,758	$149,751

Universal Health Realty Income Trust, REIT(a)	2,771	99,839

Ventas, Inc., REIT	7,172	317,576

Welltower, Inc., REIT	12,225	1,164,798
		3,050,405

Health Care Technology – 0.1%

Definitive Healthcare Corp., Class A* (a)	10,921	75,792

Doximity, Inc., Class A* (a)	7,661	186,086

Evolent Health, Inc., Class A*	5,542	153,735

HealthStream, Inc.	164	4,226

Phreesia, Inc.*	4,401	91,277

Teladoc Health, Inc.* (a)	37,327	475,919

Veeva Systems, Inc., Class A*	3,097	614,940
		1,601,975

Hotel & Resort REITs – 0.2%

Apple Hospitality REIT, Inc., REIT(a)	6,031	89,018

Chatham Lodging Trust, REIT	6,724	61,659

DiamondRock Hospitality Co., REIT(a)	16,885	150,276

Host Hotels & Resorts, Inc., REIT(a)	15,580	293,995

Park Hotels & Resorts, Inc., REIT	38,957	628,376

Pebblebrook Hotel Trust, REIT(a)	19,397	281,838

RLJ Lodging Trust, REIT	13,203	145,233

Ryman Hospitality Properties, Inc., REIT	3,116	328,676

Service Properties Trust, REIT(a)	36,186	221,820

Summit Hotel Properties, Inc., REIT(a)	33,089	198,865

Sunstone Hotel Investors, Inc., REIT	8,200	83,640

Xenia Hotels & Resorts, Inc., REIT(a)	9,209	127,729
		2,611,125

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 2.0%

Airbnb, Inc., Class A*	9,291	$1,473,274

Aramark(a)	7,824	246,534

BJ’s Restaurants, Inc.* (a)	1,968	64,137

Bloomin’ Brands, Inc.(a)	16,564	427,186

Booking Holdings, Inc.	815	2,813,405

Boyd Gaming Corp.	3,772	201,840

Brinker International, Inc.* (a)	7,335	393,156

Caesars Entertainment, Inc.*	6,683	239,385

Carnival Corp.* (a)	22,820	338,192

Cheesecake Factory, Inc. (The)(a)	2,934	101,282

Chipotle Mexican Grill, Inc.*	599	1,892,600

Choice Hotels International, Inc.(a)	815	96,382

Churchill Downs, Inc.(a)	1,640	211,560

Darden Restaurants, Inc.(a)	2,624	402,548

Dave & Buster’s Entertainment, Inc.*	2,934	156,676

Denny’s Corp.* (a)	1,476	11,838

Dine Brands Global, Inc.(a)	1,141	50,318

Domino’s Pizza, Inc.	652	345,084

DoorDash, Inc., Class A*	5,868	758,498

DraftKings, Inc., Class A*	13,040	541,942

Dutch Bros, Inc., Class A* (a)	2,608	73,441

Everi Holdings, Inc.*	7,380	60,295

Expedia Group, Inc.*	3,749	504,728

Hilton Grand Vacations, Inc.*	17,220	717,041

Hilton Worldwide Holdings, Inc.	6,068	1,197,095

Hyatt Hotels Corp., Class A	2,282	339,539

Jack in the Box, Inc.(a)	2,934	167,443

Las Vegas Sands Corp.	6,357	281,997

Life Time Group Holdings, Inc.* (a)	7,172	97,970

Light & Wonder, Inc.* (a)	4,890	436,481

Marriott International, Inc., Class A(a)	6,357	1,501,078

Marriott Vacations Worldwide Corp.(a)	6,520	626,637

McDonald’s Corp.	17,384	4,746,527

MGM Resorts International*	8,639	340,722

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Norwegian Cruise Line Holdings Ltd.* (a)	14,507	$274,473

Papa John’s International, Inc.(a)	489	30,166

Penn Entertainment, Inc.* (a)	27,710	458,323

Planet Fitness, Inc., Class A* (a)	3,423	204,832

Red Rock Resorts, Inc., Class A(a)	1,968	104,540

Royal Caribbean Cruises Ltd.* (a)	6,683	933,147

Sabre Corp.* (a)	76,936	220,806

Shake Shack, Inc., Class A* (a)	815	86,268

Six Flags Entertainment Corp.* (a)	6,031	142,211

Starbucks Corp.	26,243	2,322,243

Sweetgreen, Inc., Class A* (a)	7,824	175,805

Texas Roadhouse, Inc., Class A	3,423	550,350

Travel + Leisure Co.	12,877	560,665

United Parks & Resorts, Inc.* (a)	3,097	157,390

Vail Resorts, Inc.(a)	984	186,340

Wendy’s Co. (The)(a)	10,758	215,052

Wingstop, Inc.	1,467	564,487

Wyndham Hotels & Resorts, Inc.	2,934	215,678

Wynn Resorts Ltd.(a)	2,934	268,901

Yum! Brands, Inc.	7,172	1,013,045
		30,541,553

Household Durables – 1.3%

Cavco Industries, Inc.*	1,467	534,296

Century Communities, Inc.	6,888	546,356

DR Horton, Inc.	9,348	1,331,997

Ethan Allen Interiors, Inc.(a)	4,100	115,784

Garmin Ltd.	3,749	541,618

Green Brick Partners, Inc.* (a)	7,335	397,044

Helen of Troy Ltd.* (a)	4,727	438,240

Installed Building Products, Inc.	656	154,639

iRobot Corp.* (a)	489	4,186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

KB Home	15,811	$1,023,920

La-Z-Boy, Inc.(a)	7,009	230,176

Leggett & Platt, Inc.	7,172	129,598

Lennar Corp., Class A	7,824	1,186,275

Lennar Corp., Class B	492	69,072

LGI Homes, Inc.* (a)	4,564	410,441

M/I Homes, Inc.*	6,520	757,754

Meritage Homes Corp.	7,872	1,304,705

Mohawk Industries, Inc.* (a)	10,595	1,221,815

Newell Brands, Inc.	65,037	516,394

NVR, Inc.*	91	676,935

PulteGroup, Inc.	7,009	780,943

Skyline Champion Corp.* (a)	3,423	256,691

Sonos, Inc.*	6,357	107,433

Taylor Morrison Home Corp., Class A*	22,494	1,259,889

Tempur Sealy International, Inc.	8,965	448,788

Toll Brothers, Inc.	21,842	2,601,601

TopBuild Corp.* (a)	1,141	461,728

Tri Pointe Homes, Inc.*	22,657	834,910

Vizio Holding Corp., Class A* (a)	10,106	107,124

Whirlpool Corp.(a)	11,573	1,097,815

Worthington Enterprises, Inc.(a)	7,172	409,951
		19,958,118

Household Products – 0.9%

Central Garden & Pet Co.* (a)	1,476	60,442

Central Garden & Pet Co., Class A*	4,727	167,478

Church & Dwight Co., Inc.(a)	6,357	685,857

Clorox Co. (The)	2,445	361,542

Colgate-Palmolive Co.	19,234	1,767,989

Energizer Holdings, Inc.(a)	11,247	323,014

Kimberly-Clark Corp.	7,335	1,001,448

Procter & Gamble Co. (The)	55,909	9,124,349

Reynolds Consumer Products, Inc.(a)	326	9,333

Spectrum Brands Holdings, Inc.(a)	2,608	213,517

Investments	Shares	Value

Household Products – (continued)

WD-40 Co.(a)	326	$73,718
		13,788,687

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	15,974	285,935

Altus Power, Inc., Class A* (a)	11,247	41,277

Clearway Energy, Inc., Class A(a)	5,216	113,239

Clearway Energy, Inc., Class C(a)	7,172	167,681

Ormat Technologies, Inc.(a)	1,141	72,830

Vistra Corp.	11,247	852,972
		1,533,934

Industrial Conglomerates – 0.3%

3M Co.	17,115	1,651,769

Honeywell International, Inc.	15,322	2,953,009
		4,604,778

Industrial REITs – 0.3%

Americold Realty Trust, Inc., REIT	12,225	268,583

EastGroup Properties, Inc., REIT	1,630	253,237

First Industrial Realty Trust, Inc., REIT	6,520	296,139

Innovative Industrial Properties, Inc., REIT	1,793	185,396

LXP Industrial Trust, REIT	18,908	157,882

Plymouth Industrial REIT, Inc., REIT(a)	5,216	108,910

Prologis, Inc., REIT	21,842	2,228,976

Rexford Industrial Realty, Inc., REIT(a)	4,428	189,563

STAG Industrial, Inc., REIT(a)	9,780	336,334

Terreno Realty Corp., REIT	3,772	205,008
		4,230,028

Insurance – 2.7%

Aflac, Inc.	16,789	1,404,400

Allstate Corp. (The)	7,172	1,219,670

Ambac Financial Group, Inc.*	6,357	91,859

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

American Equity Investment Life Holding Co.	14,181	$795,696

American Financial Group, Inc.	2,282	291,526

American International Group, Inc.	21,190	1,595,819

AMERISAFE, Inc.	328	14,957

Aon plc, Class A	4,920	1,387,489

Arch Capital Group Ltd.*	11,899	1,113,032

Arthur J Gallagher & Co.	4,727	1,109,380

Assurant, Inc.	11,084	1,933,050

Assured Guaranty Ltd.	3,586	275,046

Axis Capital Holdings Ltd.	14,760	905,231

Brighthouse Financial, Inc.* (a)	14,344	692,098

Brown & Brown, Inc.	5,412	441,294

Chubb Ltd.	11,573	2,877,511

Cincinnati Financial Corp.	3,423	396,007

CNO Financial Group, Inc.	26,247	691,084

Employers Holdings, Inc.	656	27,939

Enstar Group Ltd.*	2,608	757,285

Erie Indemnity Co., Class A(a)	326	124,747

Everest Group Ltd.	984	360,547

F&G Annuities & Life, Inc.(a)	1,467	55,482

Fidelity National Financial, Inc.	9,128	451,836

First American Financial Corp.(a)	20,828	1,115,756

Globe Life, Inc.	2,296	174,886

Goosehead Insurance, Inc., Class A* (a)	2,119	120,592

Hanover Insurance Group, Inc. (The)	1,956	253,928

Hartford Financial Services Group, Inc. (The)	9,128	884,412

Horace Mann Educators Corp.(a)	489	18,025

James River Group Holdings Ltd.(a)	15,811	140,560

Kemper Corp.	11,573	674,822

Kinsale Capital Group, Inc.(a)	815	296,049

Investments	Shares	Value

Insurance – (continued)

Lemonade, Inc.* (a)	14,670	$252,764

Lincoln National Corp.	33,089	902,337

Loews Corp.	6,357	477,729

Markel Group, Inc.*	408	595,027

Marsh & McLennan Cos., Inc.	12,062	2,405,525

Mercury General Corp.	7,498	391,845

MetLife, Inc.	19,234	1,367,153

National Western Life Group, Inc., Class A	328	160,333

Old Republic International Corp.	51,671	1,542,896

Oscar Health, Inc., Class A*	26,243	455,841

Primerica, Inc.(a)	1,304	276,265

Principal Financial Group, Inc.(a)	7,498	593,392

Progressive Corp. (The)	14,181	2,953,193

Prudential Financial, Inc.	10,824	1,195,836

Reinsurance Group of America, Inc.	1,467	274,314

RenaissanceRe Holdings Ltd.	1,793	393,115

RLI Corp.(a)	1,304	184,320

Ryan Specialty Holdings, Inc., Class A	2,771	136,721

Safety Insurance Group, Inc.(a)	163	12,970

Selective Insurance Group, Inc.(a)	3,423	347,948

SiriusPoint Ltd.* (a)	13,284	156,486

Stewart Information Services Corp.(a)	2,608	161,722

Travelers Cos., Inc. (The)	7,009	1,487,029

Trupanion, Inc.* (a)	489	11,002

United Fire Group, Inc.	4,727	104,419

Unum Group	5,542	280,979

W R Berkley Corp.	4,428	340,823

White Mountains Insurance Group Ltd.(a)	163	289,837

Willis Towers Watson plc	2,624	658,991
		41,102,827

Interactive Media & Services – 4.5%

Alphabet, Inc., Class A*	141,321	23,004,232

Alphabet, Inc., Class C*	125,510	20,663,966

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Cargurus, Inc., Class A*	3,749	$84,203

Cars.com, Inc.*	6,357	106,226

Getty Images Holdings, Inc.*	6,683	24,594

IAC, Inc.*	15,974	759,724

Match Group, Inc.* (a)	3,423	105,497

Meta Platforms, Inc., Class A	52,812	22,718,138

Pinterest, Inc., Class A*	13,366	447,093

QuinStreet, Inc.* (a)	1,476	26,701

Snap, Inc., Class A* (a)	23,146	348,347

Taboola.com Ltd.* (a)	37,816	158,827

TripAdvisor, Inc.* (a)	2,282	60,085

Vimeo, Inc.*	24,124	86,605

Yelp, Inc., Class A*	4,401	177,096

Ziff Davis, Inc.*	8,965	449,236

ZoomInfo Technologies, Inc., Class A*	16,626	263,688
		69,484,258

IT Services – 1.1%

Accenture plc, Class A	14,996	4,512,446

Akamai Technologies, Inc.*	3,280	331,050

BigCommerce Holdings, Inc., Series 1* (a)	8,639	48,897

Cloudflare, Inc., Class A*	6,194	541,356

Cognizant Technology Solutions Corp., Class A	12,877	845,761

DigitalOcean Holdings, Inc.* (a)	1,793	58,918

DXC Technology Co.* (a)	36,349	708,442

EPAM Systems, Inc.*	1,467	345,127

Fastly, Inc., Class A* (a)	4,564	57,735

Gartner, Inc.*	1,956	807,026

GoDaddy, Inc., Class A*	3,772	461,617

International Business Machines Corp.	26,406	4,388,677

Kyndryl Holdings, Inc.*	46,292	910,101

MongoDB, Inc.* (a)	1,304	476,195

Okta, Inc.*	2,934	272,803

Perficient, Inc.*	815	38,517

Snowflake, Inc., Class A*	6,846	1,062,499

Squarespace, Inc., Class A*	1,640	57,170

Thoughtworks Holding, Inc.* (a)	23,798	55,211

Investments	Shares	Value

IT Services – (continued)

Twilio, Inc., Class A*	4,238	$253,772

VeriSign, Inc.*	2,119	359,128
		16,592,448

Leisure Products – 0.2%

Acushnet Holdings Corp.(a)	984	60,004

Brunswick Corp.(a)	15,252	1,229,921

Hasbro, Inc.(a)	4,238	259,790

Malibu Boats, Inc., Class A*	2,282	77,634

Mattel, Inc.*	15,322	280,699

Peloton Interactive, Inc., Class A* (a)	75,958	236,229

Polaris, Inc.(a)	9,780	832,865

Sturm Ruger & Co., Inc.	163	7,536

Topgolf Callaway Brands Corp.* (a)	2,608	41,780

Vista Outdoor, Inc.* (a)	8,965	314,582

YETI Holdings, Inc.* (a)	1,956	69,868
		3,410,908

Life Sciences Tools & Services – 1.1%

10X Genomics, Inc., Class A* (a)	4,564	133,634

Adaptive Biotechnologies Corp.* (a)	20,049	52,528

Agilent Technologies, Inc.	6,520	893,501

Avantor, Inc.*	14,181	343,606

Azenta, Inc.* (a)	3,423	179,571

BioLife Solutions, Inc.* (a)	5,379	94,348

Bio-Rad Laboratories, Inc., Class A*	489	131,908

Bio-Techne Corp.(a)	4,401	278,187

Bruker Corp.	2,296	179,111

Charles River Laboratories International, Inc.*	1,467	335,943

CryoPort, Inc.* (a)	326	5,278

Danaher Corp.	16,463	4,060,105

Fortrea Holdings, Inc.* (a)	2,445	89,462

Illumina, Inc.*	3,097	381,086

IQVIA Holdings, Inc.* (a)	4,727	1,095,577

Medpace Holdings, Inc.*	984	382,136

Mettler-Toledo International, Inc.*	492	605,012

OmniAb, Inc.* ‡ (a)	562	–

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – (continued)

Pacific Biosciences of California, Inc.* (a)	1,141	$1,883

Repligen Corp.* (a)	2,282	374,704

Revvity, Inc.	2,119	217,134

Sotera Health Co.* (a)	9,780	109,536

Thermo Fisher Scientific, Inc.	9,128	5,191,276

Waters Corp.* (a)	1,630	503,735

West Pharmaceutical Services, Inc.	1,956	699,231
		16,338,492

Machinery – 2.2%

3D Systems Corp.* (a)	42,054	140,881

AGCO Corp.(a)	2,296	262,180

Alamo Group, Inc.	328	63,757

Albany International Corp., Class A	1,968	156,948

Allison Transmission Holdings, Inc.	17,441	1,282,786

Astec Industries, Inc.	326	13,627

Barnes Group, Inc.(a)	652	22,637

Caterpillar, Inc.	14,670	4,908,142

Chart Industries, Inc.* (a)	1,630	234,818

CNH Industrial NV*	31,948	364,207

Columbus McKinnon Corp.	492	20,305

Crane Co.	1,467	205,395

Cummins, Inc.	4,100	1,158,209

Deere & Co.	7,498	2,934,792

Donaldson Co., Inc.	6,357	458,975

Douglas Dynamics, Inc.(a)	328	7,426

Dover Corp.(a)	3,280	588,104

Energy Recovery, Inc.*	163	2,429

Enerpac Tool Group Corp., Class A	4,592	163,613

Enpro, Inc.(a)	1,148	172,349

Esab Corp.	3,260	345,169

Federal Signal Corp.	1,640	133,332

Flowserve Corp.	6,560	309,370

Fortive Corp.	7,335	552,105

Franklin Electric Co., Inc.	1,141	109,844

Gates Industrial Corp. plc*	24,124	425,065

Gorman-Rupp Co. (The)	489	16,220

Investments	Shares	Value

Machinery – (continued)

Graco, Inc.	4,946	$396,669

Greenbrier Cos., Inc. (The)(a)	6,520	322,023

Hillenbrand, Inc.(a)	13,366	637,825

Hyster-Yale Materials Handling, Inc.	2,119	124,110

IDEX Corp.	1,956	431,220

Illinois Tool Works, Inc.	6,846	1,671,177

Ingersoll Rand, Inc.	8,639	806,191

ITT, Inc.	4,264	551,506

John Bean Technologies Corp.(a)	652	58,087

Kadant, Inc.	328	89,803

Kennametal, Inc.(a)	2,934	69,037

Lincoln Electric Holdings, Inc.(a)	1,793	393,617

Lindsay Corp.	328	38,097

Middleby Corp. (The)* (a)	1,640	227,911

Miller Industries, Inc.	489	23,819

Mueller Industries, Inc.(a)	24,776	1,382,996

Mueller Water Products, Inc., Class A	4,756	75,335

Nordson Corp.	1,148	296,402

Omega Flex, Inc.(a)	1,141	75,603

Oshkosh Corp.	13,284	1,491,395

Otis Worldwide Corp.	10,004	912,365

PACCAR, Inc.	14,670	1,556,634

Parker-Hannifin Corp.	3,423	1,865,227

Pentair plc(a)	4,401	348,075

RBC Bearings, Inc.* (a)	978	239,170

REV Group, Inc.	6,232	136,232

Snap-on, Inc.	1,476	395,509

SPX Technologies, Inc.*	1,312	159,815

Standex International Corp.(a)	164	28,352

Stanley Black & Decker, Inc.	2,771	253,269

Tennant Co.	1,630	189,862

Terex Corp.(a)	12,956	726,184

Timken Co. (The)(a)	12,714	1,134,343

Titan International, Inc.* (a)	9,454	104,183

Toro Co. (The)(a)	2,952	258,566

Trinity Industries, Inc.(a)	2,624	68,276

Wabash National Corp.(a)	7,824	180,813

Watts Water Technologies, Inc., Class A	820	162,737

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Westinghouse Air Brake Technologies Corp.	4,428	$713,262

Xylem, Inc.(a)	6,357	830,860
		34,479,242

Marine Transportation – 0.1%

Genco Shipping & Trading Ltd.	6,357	135,658

Kirby Corp.*	3,423	373,552

Matson, Inc.(a)	6,520	702,726
		1,211,936

Media – 0.8%

Altice USA, Inc., Class A*	32,111	61,974

Boston Omaha Corp., Class A* (a)	5,542	85,568

Charter Communications, Inc., Class A* (a)	3,097	792,646

Clear Channel Outdoor Holdings, Inc.* (a)	67,156	93,347

Comcast Corp., Class A	118,664	4,522,285

EchoStar Corp., Class A* (a)	5,216	83,404

Fox Corp., Class A(a)	5,216	161,748

Fox Corp., Class B	1,793	51,423

Gray Television, Inc.	6,683	38,427

Integral Ad Science Holding Corp.*	6,520	62,527

Interpublic Group of Cos., Inc. (The)(a)	9,454	287,780

Liberty Broadband Corp., Class A*	978	49,027

Liberty Broadband Corp., Class C*	1,467	72,954

Liberty Media Corp-Liberty SiriusXM*	35,860	862,792

Liberty Media Corp-Liberty SiriusXM, Class A*	18,908	454,927

New York Times Co. (The), Class A	8,476	364,722

News Corp., Class A	8,528	202,966

News Corp., Class B(a)	2,788	68,418

Nexstar Media Group, Inc., Class A(a)	7,172	1,147,950

Investments	Shares	Value

Media – (continued)

Omnicom Group, Inc.(a)	6,232	$578,579

Paramount Global, Class B(a)	28,036	319,330

PubMatic, Inc., Class A* (a)	5,542	124,363

Scholastic Corp.(a)	656	23,367

Sinclair, Inc.(a)	12,714	156,382

Sirius XM Holdings, Inc.(a)	23,472	69,008

Stagwell, Inc., Class A*	5,216	31,035

TEGNA, Inc.(a)	44,988	613,636

Thryv Holdings, Inc.* (a)	815	18,753

Trade Desk, Inc. (The), Class A*	9,780	810,273
		12,209,611

Metals & Mining – 0.9%

Alcoa Corp.(a)	6,031	211,929

Alpha Metallurgical Resources, Inc.(a)	2,445	799,808

Arch Resources, Inc.	3,772	598,918

ATI, Inc.* (a)	7,335	437,900

Carpenter Technology Corp.(a)	3,260	279,382

Century Aluminum Co.* (a)	8,856	153,652

Cleveland-Cliffs, Inc.*	16,728	282,703

Coeur Mining, Inc.* (a)	32,437	146,615

Commercial Metals Co.	25,428	1,366,501

Freeport-McMoRan, Inc.	42,217	2,108,317

Haynes International, Inc.	1,141	68,631

Hecla Mining Co.(a)	13,120	62,058

Ivanhoe Electric, Inc.* (a)	9,943	100,424

Kaiser Aluminum Corp.	1,793	162,249

Materion Corp.(a)	492	56,550

Metallus, Inc.* (a)	8,200	168,592

MP Materials Corp.* (a)	652	10,432

Newmont Corp.	26,569	1,079,764

Nucor Corp.	7,661	1,291,108

Piedmont Lithium, Inc.* (a)	489	5,990

Radius Recycling, Inc.	3,097	53,950

Reliance, Inc.	1,956	556,912

Royal Gold, Inc.(a)	2,608	313,299

Ryerson Holding Corp.	3,423	97,727

Southern Copper Corp.(a)	1,640	191,339

Steel Dynamics, Inc.	5,216	678,706

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

SunCoke Energy, Inc.	8,965	$92,429

United States Steel Corp.(a)	44,662	1,630,163

Warrior Met Coal, Inc.	9,128	623,899
		13,629,947

Mortgage Real Estate Investment Trusts (REITs) – 0.5%

AGNC Investment Corp.(a)	146,374	1,339,322

Annaly Capital Management, Inc.	10,432	195,496

Apollo Commercial Real Estate Finance, Inc.(a)	19,560	188,363

Arbor Realty Trust, Inc.(a)	31,296	401,528

Ares Commercial Real Estate Corp.(a)	17,604	119,531

ARMOUR Residential REIT, Inc.	5,053	91,813

Blackstone Mortgage Trust, Inc., Class A(a)	29,992	529,059

BrightSpire Capital, Inc., Class A(a)	25,917	163,018

Chimera Investment Corp.	28,688	118,194

Claros Mortgage Trust, Inc.(a)	11,736	102,103

Dynex Capital, Inc.(a)	6,031	70,382

Ellington Financial, Inc.(a)	10,269	117,477

Franklin BSP Realty Trust, Inc.(a)	10,432	130,296

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	23,961	599,265

Invesco Mortgage Capital, Inc.	1	5

KKR Real Estate Finance Trust, Inc.(a)	15,811	148,781

Ladder Capital Corp.(a)	29,992	321,814

MFA Financial, Inc.(a)	13,040	138,094

New York Mortgage Trust, Inc.(a)	19,397	132,869

PennyMac Mortgage Investment Trust(a)	18,908	261,876

Ready Capital Corp.(a)	27,384	233,312

Redwood Trust, Inc.(a)	12,388	68,506

Rithm Capital Corp.	105,787	1,176,351

Investments	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) – (continued)

Starwood Property Trust, Inc.(a)	60,962	$1,156,449

TPG RE Finance Trust, Inc.(a)	11,410	83,635

Two Harbors Investment Corp.(a)	10,595	133,815
		8,021,354

Multi-Utilities – 0.6%

Ameren Corp.	5,053	373,265

Avista Corp.	18,745	674,445

Black Hills Corp.(a)	15,811	868,024

CenterPoint Energy, Inc.(a)	16,626	484,482

CMS Energy Corp.	8,476	513,730

Consolidated Edison, Inc.	8,965	846,296

Dominion Energy, Inc.	22,657	1,155,054

DTE Energy Co.	6,846	755,251

NiSource, Inc.	11,669	325,098

Northwestern Energy Group, Inc.	652	32,887

Public Service Enterprise Group, Inc.	12,551	867,023

Sempra	19,560	1,401,083

Unitil Corp.	1,956	99,638

WEC Energy Group, Inc.(a)	8,639	713,927
		9,110,203

Office REITs – 0.3%

Alexandria Real Estate Equities, Inc., REIT	4,727	547,718

Boston Properties, Inc., REIT	3,097	191,673

Brandywine Realty Trust, REIT	52,812	239,767

COPT Defense Properties, REIT	2,771	66,421

Cousins Properties, Inc., REIT	9,943	228,092

Douglas Emmett, Inc., REIT(a)	38,142	522,927

Easterly Government Properties, Inc., Class A, REIT(a)	7,661	89,557

Highwoods Properties, Inc., REIT(a)	8,313	217,801

Hudson Pacific Properties, Inc., REIT(a)	31,785	184,353

JBG SMITH Properties, REIT(a)	9,128	137,011

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Office REITs – (continued)

Kilroy Realty Corp., REIT(a)	7,009	$236,904

Paramount Group, Inc., REIT	51,671	239,753

Piedmont Office Realty Trust, Inc., Class A, REIT(a)	38,305	263,921

SL Green Realty Corp., REIT(a)	15,159	755,373

Vornado Realty Trust, REIT(a)	10,432	271,545
		4,192,816

Oil, Gas & Consumable Fuels – 4.5%

Antero Midstream Corp.(a)	20,049	277,478

Antero Resources Corp.*	6,846	232,832

APA Corp.	10,758	338,232

Berry Corp.(a)	10,432	88,568

California Resources Corp.(a)	13,692	723,759

Cheniere Energy, Inc.	7,380	1,164,712

Chesapeake Energy Corp.(a)	3,462	311,165

Chevron Corp.(a)	53,790	8,674,713

Chord Energy Corp.(a)	8,313	1,471,235

Civitas Resources, Inc.	14,181	1,020,471

Clean Energy Fuels Corp.* (a)	32,274	74,876

CNX Resources Corp.* (a)	10,595	249,194

Comstock Resources, Inc.(a)	9,617	96,747

ConocoPhillips	35,371	4,443,305

CONSOL Energy, Inc.(a)	5,705	472,146

Coterra Energy, Inc.	23,781	650,647

Crescent Energy Co., Class A(a)	14,996	159,557

CVR Energy, Inc.(a)	7,661	232,741

Delek US Holdings, Inc.	11,410	311,835

Devon Energy Corp.	19,723	1,009,423

Diamondback Energy, Inc.	5,576	1,121,501

Dorian LPG Ltd.(a)	7,380	304,942

DT Midstream, Inc.	5,705	354,851

EOG Resources, Inc.	16,463	2,175,256

EQT Corp.(a)	10,660	427,359

Equitrans Midstream Corp.	26,569	359,479

Exxon Mobil Corp.	117,360	13,880,167

Green Plains, Inc.*	4,428	91,527

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Gulfport Energy Corp.*	1,956	$310,437

Hess Corp.	7,009	1,103,847

HF Sinclair Corp.	5,379	291,811

HighPeak Energy, Inc.(a)	5,705	81,068

International Seaways, Inc.(a)	5,868	324,442

Kinder Morgan, Inc.(a)	53,464	977,322

Kosmos Energy Ltd.*	85,726	486,066

Magnolia Oil & Gas Corp., Class A(a)	31,296	784,591

Marathon Oil Corp.	20,701	555,822

Marathon Petroleum Corp.	11,247	2,043,805

Matador Resources Co.(a)	22,494	1,401,376

Murphy Oil Corp.(a)	30,318	1,353,396

New Fortress Energy, Inc.(a)	15,974	418,519

NextDecade Corp.* (a)	2,952	18,952

Northern Oil & Gas, Inc.(a)	17,115	698,121

Occidental Petroleum Corp.(a)	18,256	1,207,452

ONEOK, Inc.	16,952	1,341,242

Ovintiv, Inc.	8,652	444,021

Par Pacific Holdings, Inc.*	10,269	316,285

PBF Energy, Inc., Class A(a)	22,678	1,208,057

Peabody Energy Corp.(a)	22,796	500,144

Permian Resources Corp.(a)	98,778	1,654,531

Phillips 66	13,203	1,890,802

Pioneer Natural Resources Co.	6,520	1,755,966

Range Resources Corp.(a)	8,150	292,666

SilverBow Resources, Inc.*	978	30,044

SM Energy Co.(a)	22,005	1,067,022

Southwestern Energy Co.*	229,667	1,720,206

Targa Resources Corp.(a)	6,031	687,896

Texas Pacific Land Corp.(a)	492	283,540

Uranium Energy Corp.* (a)	3,116	21,033

VAALCO Energy, Inc.(a)	12,062	77,197

Valero Energy Corp.	10,269	1,641,705

Vital Energy, Inc.* (a)	4,564	241,983

Vitesse Energy, Inc.(a)	1,304	28,936

W&T Offshore, Inc.(a)	21,353	48,044

Williams Cos., Inc. (The)	30,318	1,162,998

World Kinect Corp.	10,758	252,813
		69,442,876

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	1,630	$73,415

Louisiana-Pacific Corp.	3,912	286,319

Mercer International, Inc.(a)	7,172	72,653

Sylvamo Corp.(a)	5,868	366,750
		799,137

Passenger Airlines – 0.3%

Alaska Air Group, Inc.* (a)	24,776	1,065,863

Allegiant Travel Co.(a)	3,260	177,866

American Airlines Group, Inc.* (a)	127,303	1,719,863

Delta Air Lines, Inc.	17,115	856,948

JetBlue Airways Corp.* (a)	60,310	342,561

Joby Aviation, Inc.* (a)	4,727	23,871

SkyWest, Inc.* (a)	3,097	226,174

Southwest Airlines Co.(a)	14,181	367,855

Spirit Airlines, Inc.(a)	1,956	6,905

Sun Country Airlines Holdings, Inc.*	9,128	121,494

United Airlines Holdings, Inc.* (a)	7,661	394,235
		5,303,635

Personal Care Products – 0.1%

Beauty Health Co. (The)* (a)	23,309	75,288

BellRing Brands, Inc.*	4,592	253,341

Coty, Inc., Class A* (a)	14,181	162,231

Edgewell Personal Care Co.(a)	4,087	153,753

elf Beauty, Inc.* (a)	1,793	291,416

Estee Lauder Cos., Inc. (The), Class A	5,053	741,325

Herbalife Ltd.* (a)	13,855	119,846

Inter Parfums, Inc.	492	57,259

Medifast, Inc.(a)	978	26,924

Nu Skin Enterprises, Inc., Class A	14,996	176,353

Olaplex Holdings, Inc.* (a)	61,288	85,190

USANA Health Sciences, Inc.*	1,467	60,910
		2,203,836

Investments	Shares	Value

Pharmaceuticals – 3.2%

Amphastar Pharmaceuticals, Inc.* (a)	984	$40,590

Amylyx Pharmaceuticals, Inc.* (a)	7,987	14,456

ANI Pharmaceuticals, Inc.* (a)	164	10,824

Arvinas, Inc.*	4,075	129,463

Axsome Therapeutics, Inc.* (a)	1,640	120,966

Bristol-Myers Squibb Co.	58,191	2,556,913

Cassava Sciences, Inc.* (a)	1,956	43,325

Catalent, Inc.*	8,313	464,281

Collegium Pharmaceutical, Inc.*	8,476	313,019

Corcept Therapeutics, Inc.* (a)	3,991	93,070

Elanco Animal Health, Inc.*	102,527	1,349,255

Eli Lilly & Co.	20,049	15,660,274

Evolus, Inc.*	1,804	21,233

Innoviva, Inc.* (a)	8,639	130,535

Intra-Cellular Therapies, Inc.*	2,771	198,986

Jazz Pharmaceuticals plc* (a)	1,630	180,523

Johnson & Johnson	71,231	10,299,290

Ligand Pharmaceuticals, Inc.* (a)	326	22,784

Merck & Co., Inc.	60,799	7,856,447

Organon & Co.(a)	49,063	913,062

Pacira BioSciences, Inc.*	5,053	132,641

Perrigo Co. plc	29,503	963,568

Pfizer, Inc.	162,674	4,167,708

Pliant Therapeutics, Inc.*	5,053	59,726

Prestige Consumer Healthcare, Inc.*	3,260	233,938

Royalty Pharma plc, Class A	8,639	239,300

Scilex Holding Co.*	14,036	11,976

Supernus Pharmaceuticals, Inc.*	4,238	127,564

Tilray Brands, Inc.*	105,461	260,489

Ventyx Biosciences, Inc.* (a)	1,956	7,315

Viatris, Inc.	26,243	303,632

Zoetis, Inc.	11,410	1,816,928
		48,744,081

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – 1.1%

Alight, Inc., Class A*	68,623	$618,980

ASGN, Inc.*	9,780	943,281

Automatic Data Processing, Inc.	9,943	2,405,112

Barrett Business Services, Inc.	820	99,630

Booz Allen Hamilton Holding Corp.	2,952	435,922

Broadridge Financial Solutions, Inc.	2,445	472,888

CACI International, Inc., Class A*	1,141	458,944

CBIZ, Inc.*	1,640	116,735

Clarivate plc* (a)	60,636	409,899

Concentrix Corp.(a)	9,780	534,673

Conduent, Inc.*	34,882	109,878

CSG Systems International, Inc.	2,624	123,958

Dayforce, Inc.* (a)	4,238	260,086

Dun & Bradstreet Holdings, Inc.	44,825	407,908

Equifax, Inc.	3,097	681,928

ExlService Holdings, Inc.*	4,727	137,083

Exponent, Inc.(a)	1,141	104,869

First Advantage Corp.(a)	656	10,693

Forrester Research, Inc.* (a)	4,238	77,089

FTI Consulting, Inc.*	1,141	243,980

Genpact Ltd.	9,454	290,616

Heidrick & Struggles International, Inc.	5,379	158,573

Huron Consulting Group, Inc.*	492	45,874

ICF International, Inc.	492	70,991

Insperity, Inc.	1,141	117,443

Jacobs Solutions, Inc.	3,423	491,303

KBR, Inc.	4,564	296,386

Kelly Services, Inc., Class A	5,053	115,916

Kforce, Inc.(a)	328	20,257

Korn Ferry	9,454	574,047

Legalzoom.com, Inc.*	10,758	128,558

Leidos Holdings, Inc.	3,444	482,918

ManpowerGroup, Inc.	8,965	676,409

Maximus, Inc.	3,423	274,799

Investments	Shares	Value

Professional Services – (continued)

NV5 Global, Inc.*	163	$15,198

Parsons Corp.*	2,934	230,348

Paychex, Inc.	7,380	876,818

Paycom Software, Inc.(a)	1,467	275,767

Paycor HCM, Inc.* (a)	4,238	73,614

Paylocity Holding Corp.* (a)	815	126,455

Planet Labs PBC* (a)	46,292	78,234

Resources Connection, Inc.(a)	5,248	57,990

Robert Half, Inc.	3,280	226,779

Science Applications International Corp.	2,771	356,628

SS&C Technologies Holdings, Inc.	4,564	282,466

Sterling Check Corp.* (a)	6,357	96,181

TransUnion	3,423	249,879

TriNet Group, Inc.	1,793	179,963

TTEC Holdings, Inc.	8,313	60,519

Upwork, Inc.*	11,410	133,497

Verisk Analytics, Inc.	3,608	786,400

Verra Mobility Corp., Class A*	9,840	232,027
		16,736,389

Real Estate Management & Development – 0.3%

Anywhere Real Estate, Inc.*	14,507	70,504

CBRE Group, Inc., Class A*	8,313	722,317

Compass, Inc., Class A* (a)	40,098	126,309

CoStar Group, Inc.*	9,617	880,244

Cushman & Wakefield plc* (a)	22,820	220,213

DigitalBridge Group, Inc.(a)	8,476	139,345

eXp World Holdings, Inc.(a)	978	9,741

Forestar Group, Inc.*	6,194	191,952

Howard Hughes Holdings, Inc.* (a)	1,956	127,453

Jones Lang LaSalle, Inc.*	9,943	1,796,700

Newmark Group, Inc., Class A	37,001	354,100

Opendoor Technologies, Inc.* (a)	107,254	213,435

Redfin Corp.* (a)	7,009	39,321

St Joe Co. (The)(a)	492	28,142

Zillow Group, Inc., Class A*	492	20,664

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Zillow Group, Inc., Class C* (a)	5,379	$228,984
		5,169,424

Residential REITs – 0.3%

American Homes 4 Rent, Class A, REIT	5,379	192,568

Apartment Income REIT Corp., Class A, REIT	3,260	125,119

AvalonBay Communities, Inc., REIT	3,097	587,098

Camden Property Trust, REIT	1,793	178,726

Centerspace, REIT(a)	1,956	131,541

Elme Communities, REIT	10,269	155,678

Equity LifeStyle Properties, Inc., REIT	3,912	235,855

Equity Residential, REIT(a)	9,943	640,329

Essex Property Trust, Inc., REIT(a)	1,304	321,110

Independence Realty Trust, Inc., REIT(a)	5,053	79,686

Invitation Homes, Inc., REIT	11,736	401,371

Mid-America Apartment Communities, Inc., REIT	2,445	317,850

Sun Communities, Inc., REIT(a)	2,934	326,613

UDR, Inc., REIT	5,379	204,833

UMH Properties, Inc., REIT(a)	7,987	127,153
		4,025,530

Retail REITs – 0.4%

Acadia Realty Trust, REIT(a)	9,291	160,549

Agree Realty Corp., REIT(a)	3,097	177,210

Alexander’s, Inc., REIT(a)	326	68,969

Brixmor Property Group, Inc., REIT	10,004	221,088

Federal Realty Investment Trust, REIT	3,423	356,574

Getty Realty Corp., REIT	164	4,444

Kimco Realty Corp., REIT	19,723	367,440

Kite Realty Group Trust, REIT(a)	13,529	294,932

Macerich Co. (The), REIT(a)	49,552	681,836

Investments	Shares	Value

Retail REITs – (continued)

NETSTREIT Corp., REIT(a)	8,150	$137,328

NNN REIT, Inc., REIT(a)	9,780	396,383

Phillips Edison & Co., Inc., REIT(a)	3,097	101,272

Realty Income Corp., REIT	19,997	1,070,639

Regency Centers Corp., REIT	3,912	231,669

Retail Opportunity Investments Corp., REIT(a)	11,410	140,001

Simon Property Group, Inc., REIT	7,172	1,007,881

SITE Centers Corp., REIT	4,756	64,158

Tanger, Inc., REIT(a)	7,335	207,947

Urban Edge Properties, REIT(a)	4,428	74,080

Whitestone REIT, REIT(a)	2,934	33,741
		5,798,141

Semiconductors & Semiconductor Equipment – 7.3%

Advanced Micro Devices, Inc.*	38,189	6,048,374

Allegro MicroSystems, Inc.* (a)	326	9,679

Alpha & Omega Semiconductor Ltd.* (a)	3,749	81,991

Ambarella, Inc.*	489	22,479

Amkor Technology, Inc.	21,516	696,043

Analog Devices, Inc.	14,181	2,844,850

Applied Materials, Inc.	20,212	4,015,114

Axcelis Technologies, Inc.* (a)	984	101,864

Broadcom, Inc.	11,084	14,412,193

Cirrus Logic, Inc.* (a)	1,630	144,369

Cohu, Inc.*	1,148	34,807

Credo Technology Group Holding Ltd.* (a)	5,542	99,035

Diodes, Inc.* (a)	8,639	630,733

Enphase Energy, Inc.*	4,075	443,197

Entegris, Inc.	3,749	498,317

First Solar, Inc.* (a)	2,119	373,580

FormFactor, Inc.* (a)	2,132	95,066

Ichor Holdings Ltd.* (a)	3,586	139,065

Impinj, Inc.* (a)	1,312	209,107

indie Semiconductor, Inc., Class A* (a)	8,802	49,467

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Intel Corp.	98,941	$3,014,732

KLA Corp.	3,423	2,359,440

Kulicke & Soffa Industries, Inc.(a)	1,141	52,805

Lam Research Corp.	3,260	2,915,777

Lattice Semiconductor Corp.* (a)	4,075	279,545

MACOM Technology Solutions Holdings, Inc.* (a)	1,467	149,561

Marvell Technology, Inc.	18,582	1,224,740

MaxLinear, Inc., Class A*	7,335	152,495

Microchip Technology, Inc.(a)	12,225	1,124,455

Micron Technology, Inc.	26,895	3,038,059

MKS Instruments, Inc.(a)	3,260	387,875

Monolithic Power Systems, Inc.(a)	1,141	763,705

Navitas Semiconductor Corp., Class A* (a)	13,040	56,463

NVIDIA Corp.	56,887	49,151,506

NXP Semiconductors NV	6,520	1,670,359

ON Semiconductor Corp.*	11,084	777,653

Onto Innovation, Inc.* (a)	2,608	483,758

PDF Solutions, Inc.* (a)	328	9,866

Photronics, Inc.* (a)	14,268	391,086

Power Integrations, Inc.(a)	2,445	163,130

Qorvo, Inc.*	2,608	304,719

QUALCOMM, Inc.	32,111	5,325,609

Rambus, Inc.* (a)	3,586	196,584

Semtech Corp.* (a)	15,485	582,546

Silicon Laboratories, Inc.* (a)	1,793	217,832

SiTime Corp.*	163	14,527

Skyworks Solutions, Inc.(a)	5,216	555,973

SMART Global Holdings, Inc.* (a)	5,705	104,230

SolarEdge Technologies, Inc.* (a)	3,423	200,759

Synaptics, Inc.* (a)	2,608	234,616

Teradyne, Inc.(a)	3,423	398,163

Texas Instruments, Inc.	21,516	3,795,853

Ultra Clean Holdings, Inc.* (a)	4,075	170,457

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Universal Display Corp.	2,460	$388,631

Veeco Instruments, Inc.* (a)	1,312	46,366

Wolfspeed, Inc.* (a)	3,260	88,118
		111,741,323

Software – 8.1%

ACI Worldwide, Inc.*	2,608	88,933

Adeia, Inc.(a)	19,886	195,678

Adobe, Inc.*	10,758	4,979,125

Agilysys, Inc.*	328	27,240

Alarm.com Holdings, Inc.*	1,141	75,876

Alkami Technology, Inc.* (a)	5,053	121,626

Altair Engineering, Inc., Class A* (a)	3,260	262,267

Amplitude, Inc., Class A* (a)	9,454	92,555

ANSYS, Inc.*	2,282	741,376

Appfolio, Inc., Class A*	1,304	295,721

Appian Corp., Class A*	3,097	115,952

AppLovin Corp., Class A*	4,727	333,584

Aspen Technology, Inc.* (a)	820	161,433

Atlassian Corp., Class A*	3,749	645,953

Aurora Innovation, Inc., Class A* (a)	51,834	143,839

Autodesk, Inc.*	4,890	1,040,836

Bentley Systems, Inc., Class B(a)	6,357	333,933

BILL Holdings, Inc.*	1,141	71,153

Blackbaud, Inc.* (a)	2,624	204,462

BlackLine, Inc.*	3,097	179,781

Box, Inc., Class A* (a)	4,756	123,751

Braze, Inc., Class A*	3,423	143,424

C3.ai, Inc., Class A* (a)	4,238	95,482

Cadence Design Systems, Inc.*	6,396	1,762,929

CCC Intelligent Solutions Holdings, Inc.*	11,899	133,507

Cerence, Inc.*	489	4,455

Cleanspark, Inc.* (a)	2,119	34,709

Clear Secure, Inc., Class A(a)	7,172	125,295

CommVault Systems, Inc.*	2,624	268,881

Confluent, Inc., Class A* (a)	7,009	197,093

Consensus Cloud Solutions, Inc.*	5,868	68,304

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Crowdstrike Holdings, Inc., Class A*	5,379	$1,573,573

Datadog, Inc., Class A*	7,172	900,086

Digital Turbine, Inc.* (a)	27,547	52,615

DocuSign, Inc.*	5,705	322,903

Dolby Laboratories, Inc., Class A	2,608	202,537

DoubleVerify Holdings, Inc.* (a)	5,542	162,381

Dropbox, Inc., Class A* (a)	9,943	230,280

Dynatrace, Inc.*	6,194	280,650

E2open Parent Holdings, Inc.* (a)	16,300	79,055

Elastic NV* (a)	4,238	433,208

Enfusion, Inc., Class A* (a)	656	6,107

Envestnet, Inc.* (a)	652	40,470

EverCommerce, Inc.* (a)	8,150	73,350

Fair Isaac Corp.*	656	743,464

Five9, Inc.* (a)	3,912	225,214

Fortinet, Inc.*	15,580	984,344

Freshworks, Inc., Class A*	9,291	165,844

Gen Digital, Inc.(a)	15,485	311,868

Gitlab, Inc., Class A*	3,749	196,710

Guidewire Software, Inc.* (a)	4,238	467,875

HashiCorp, Inc., Class A* (a)	4,401	142,856

HubSpot, Inc.*	1,304	788,750

Informatica, Inc., Class A* (a)	4,238	131,251

Intapp, Inc.* (a)	656	20,284

InterDigital, Inc.(a)	652	64,372

Intuit, Inc.	6,520	4,079,042

JFrog Ltd.* (a)	5,542	221,015

LiveRamp Holdings, Inc.*	1,141	36,638

Manhattan Associates, Inc.*	1,793	369,466

Marathon Digital Holdings, Inc.* (a)	8,313	133,507

MeridianLink, Inc.*	4,727	78,846

Microsoft Corp.	177,181	68,981,879

MicroStrategy, Inc., Class A* (a)	623	663,514

Mitek Systems, Inc.* (a)	820	10,357

Model N, Inc.*	4,890	144,988

NCR Voyix Corp.*	23,309	285,535

Investments	Shares	Value

Software – (continued)

Nutanix, Inc., Class A*	7,172	$435,340

Oracle Corp.	37,327	4,245,946

Palantir Technologies, Inc., Class A*	40,424	888,115

Palo Alto Networks, Inc.*	7,335	2,133,678

Pegasystems, Inc.(a)	652	38,742

PowerSchool Holdings, Inc., Class A* (a)	1,968	34,086

Procore Technologies, Inc.* (a)	2,934	200,744

Progress Software Corp.	652	32,483

PTC, Inc.* (a)	2,445	433,841

Q2 Holdings, Inc.* (a)	4,075	209,414

Qualys, Inc.*	1,312	215,050

Rapid7, Inc.* (a)	2,771	124,141

RingCentral, Inc., Class A* (a)	13,203	391,073

Riot Platforms, Inc.* (a)	7,498	75,805

Roper Technologies, Inc.	2,445	1,250,520

Salesforce, Inc.	22,657	6,093,374

Samsara, Inc., Class A* (a)	7,661	267,599

SentinelOne, Inc., Class A* (a)	12,877	272,091

ServiceNow, Inc.*	4,727	3,277,371

Smartsheet, Inc., Class A*	5,868	221,986

SolarWinds Corp.	8,802	96,998

Sprinklr, Inc., Class A* (a)	8,965	104,801

Sprout Social, Inc., Class A* (a)	3,586	180,914

SPS Commerce, Inc.*	1,141	198,386

Synopsys, Inc.*	3,586	1,902,696

Tenable Holdings, Inc.* (a)	3,423	153,932

Teradata Corp.*	2,771	102,804

Tyler Technologies, Inc.*	1,141	526,629

UiPath, Inc., Class A* (a)	15,648	296,843

Unity Software, Inc.* (a)	3,749	90,988

Varonis Systems, Inc.* (a)	4,401	192,544

Verint Systems, Inc.*	15,485	468,886

Workday, Inc., Class A*	5,216	1,276,512

Workiva, Inc., Class A*	2,445	192,666

Zoom Video Communications, Inc., Class A*	4,238	258,942

Zscaler, Inc.*	1,793	310,081
		123,870,008

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialized REITs – 0.8%

American Tower Corp., REIT	10,758	$1,845,642

Crown Castle, Inc., REIT	11,084	1,039,458

CubeSmart, REIT	6,396	258,654

Digital Realty Trust, Inc., REIT(a)	6,520	904,846

EPR Properties, REIT(a)	4,920	199,703

Equinix, Inc., REIT	2,132	1,516,087

Extra Space Storage, Inc., REIT(a)	5,379	722,292

Four Corners Property Trust, Inc., REIT(a)	5,216	122,315

Gaming and Leisure Properties, Inc., REIT	6,396	273,301

Iron Mountain, Inc., REIT	6,560	508,531

Lamar Advertising Co., Class A, REIT	3,097	358,787

National Storage Affiliates Trust, REIT(a)	4,890	171,346

Outfront Media, Inc., REIT(a)	33,904	537,717

PotlatchDeltic Corp., REIT(a)	2,934	117,389

Public Storage, REIT(a)	3,608	936,096

Rayonier, Inc., REIT	7,009	207,887

Safehold, Inc., REIT(a)	6,031	110,005

SBA Communications Corp., REIT	2,771	515,739

Uniti Group, Inc., REIT(a)	38,631	222,128

VICI Properties, Inc., Class A, REIT	32,763	935,384

Weyerhaeuser Co., REIT	14,670	442,594
		11,945,901

Specialty Retail – 2.7%

Abercrombie & Fitch Co., Class A* (a)	2,771	336,732

Academy Sports & Outdoors, Inc.(a)	16,463	959,793

Advance Auto Parts, Inc.(a)	12,714	927,868

American Eagle Outfitters, Inc.(a)	41,076	996,504

Arko Corp.	2,460	10,578

Asbury Automotive Group, Inc.* (a)	4,264	896,463

AutoNation, Inc.* (a)	6,194	998,163

Investments	Shares	Value

Specialty Retail – (continued)

AutoZone, Inc.*	489	$1,445,680

Bath & Body Works, Inc.	43,684	1,984,127

Best Buy Co., Inc.(a)	6,357	468,129

Beyond, Inc.*	11,410	229,683

Boot Barn Holdings, Inc.* (a)	2,282	242,965

Buckle, Inc. (The)(a)	6,232	233,014

Burlington Stores, Inc.*	1,304	234,642

Caleres, Inc.(a)	8,476	312,171

Camping World Holdings, Inc., Class A(a)	5,216	105,728

CarMax, Inc.* (a)	3,912	265,899

Carvana Co.* (a)	21,842	1,811,139

Chewy, Inc., Class A* (a)	489	7,330

Designer Brands, Inc., Class A(a)	2,934	27,257

Dick’s Sporting Goods, Inc.	11,573	2,325,479

Five Below, Inc.*	984	143,999

Floor & Decor Holdings, Inc., Class A* (a)	3,097	341,692

Foot Locker, Inc.(a)	2,119	44,181

GameStop Corp., Class A* (a)	6,846	75,922

Gap, Inc. (The)(a)	40,913	839,535

Group 1 Automotive, Inc.(a)	3,097	910,580

Guess?, Inc.(a)	5,542	148,415

Haverty Furniture Cos., Inc.(a)	326	10,041

Hibbett, Inc.	1,304	112,457

Home Depot, Inc. (The)	23,798	7,953,768

Leslie’s, Inc.* (a)	12,225	48,044

Lithia Motors, Inc., Class A	5,705	1,451,238

Lowe’s Cos., Inc.	17,278	3,939,211

MarineMax, Inc.* (a)	4,890	120,636

Monro, Inc.	3,586	97,719

Murphy USA, Inc.(a)	815	337,263

ODP Corp. (The)*	8,965	456,408

O’Reilly Automotive, Inc.*	1,467	1,486,452

Penske Automotive Group, Inc.(a)	1,141	174,470

Petco Health & Wellness Co., Inc., Class A* (a)	5,542	8,313

RH* (a)	978	241,615

Ross Stores, Inc.	7,708	998,571

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Sally Beauty Holdings, Inc.* (a)	15,974	$173,318

Shoe Carnival, Inc.(a)	5,868	196,226

Signet Jewelers Ltd.(a)	8,364	819,923

Sonic Automotive, Inc., Class A(a)	4,238	245,126

TJX Cos., Inc. (The)	26,895	2,530,551

Tractor Supply Co.(a)	2,624	716,562

Ulta Beauty, Inc.*	1,148	464,756

Upbound Group, Inc.	10,106	313,387

Urban Outfitters, Inc.*	9,943	387,379

Valvoline, Inc.*	7,708	327,744

Victoria’s Secret & Co.* (a)	10,758	189,556

Warby Parker, Inc., Class A* (a)	9,454	110,990

Wayfair, Inc., Class A* (a)	5,053	253,408

Williams-Sonoma, Inc.(a)	2,132	611,415
		42,100,215

Technology Hardware, Storage & Peripherals – 4.2%

Apple, Inc.	348,005	59,275,692

Dell Technologies, Inc., Class C	5,542	690,755

Diebold Nixdorf, Inc.*	3,749	118,693

Hewlett Packard Enterprise Co.	39,173	665,941

HP, Inc.	27,873	782,953

IonQ, Inc.* (a)	11,573	98,949

NetApp, Inc.	5,705	583,108

Pure Storage, Inc., Class A*	8,476	427,190

Seagate Technology Holdings plc	5,868	504,120

Super Micro Computer, Inc.* (a)	1,304	1,119,875

Western Digital Corp.*	9,291	658,081

Xerox Holdings Corp.(a)	20,375	270,784
		65,196,141

Textiles, Apparel & Luxury Goods – 0.9%

Capri Holdings Ltd.*	23,309	827,003

Carter’s, Inc.(a)	8,476	579,843

Columbia Sportswear Co.(a)	1,630	129,797

Crocs, Inc.*	12,464	1,550,148

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Deckers Outdoor Corp.*	615	$503,359

G-III Apparel Group Ltd.* (a)	11,247	316,603

Hanesbrands, Inc.* (a)	29,992	136,764

Kontoor Brands, Inc.(a)	10,269	637,294

Lululemon Athletica, Inc.*	2,624	946,214

Movado Group, Inc.	652	16,607

NIKE, Inc., Class B	28,199	2,601,640

Oxford Industries, Inc.(a)	2,445	263,522

PVH Corp.(a)	13,120	1,427,456

Ralph Lauren Corp.	2,119	346,753

Skechers USA, Inc., Class A*	5,740	379,127

Steven Madden Ltd.(a)	3,423	138,323

Tapestry, Inc.	45,803	1,828,456

Under Armour, Inc., Class A*	49,226	331,291

Under Armour, Inc., Class C* (a)	21,842	142,410

VF Corp.(a)	73,024	909,879
		14,012,489

Tobacco – 0.5%

Altria Group, Inc.(a)	49,878	2,185,155

Philip Morris International, Inc.	45,151	4,286,636

Universal Corp.(a)	6,194	318,558

Vector Group Ltd.	23,472	242,935
		7,033,284

Trading Companies & Distributors – 1.0%

Air Lease Corp., Class A	19,723	990,883

Applied Industrial Technologies, Inc.	2,119	388,307

Beacon Roofing Supply, Inc.*	11,573	1,140,288

BlueLinx Holdings, Inc.*	1,804	197,845

Boise Cascade Co.(a)	7,872	1,041,229

Core & Main, Inc., Class A* (a)	35,860	2,025,014

Custom Truck One Source, Inc.* (a)	16,137	80,524

DNOW, Inc.*	10,761	151,838

DXP Enterprises, Inc.*	489	23,844

Fastenal Co.	12,464	846,804

Ferguson plc	4,401	923,770

FTAI Aviation Ltd.(a)	2,771	194,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – (continued)

GATX Corp.(a)	2,119	$259,281

GMS, Inc.*	9,128	844,523

H&E Equipment Services, Inc.	6,520	314,851

Herc Holdings, Inc.	5,379	769,358

McGrath RentCorp(a)	1,793	191,241

MRC Global, Inc.*	16,626	186,710

MSC Industrial Direct Co., Inc., Class A(a)	2,771	252,826

Rush Enterprises, Inc., Class A(a)	11,247	493,968

Rush Enterprises, Inc., Class B	738	30,192

SiteOne Landscape Supply, Inc.* (a)	2,132	334,489

Titan Machinery, Inc.*	815	18,142

United Rentals, Inc.	1,793	1,197,706

Watsco, Inc.(a)	656	293,704

WESCO International, Inc.	9,348	1,427,907

WW Grainger, Inc.	984	906,608
		15,526,404

Water Utilities – 0.1%

American States Water Co.	2,296	162,649

American Water Works Co., Inc.	3,912	478,516

California Water Service Group(a)	4,238	208,171

Essential Utilities, Inc.	3,423	125,213

Middlesex Water Co.	492	24,954

SJW Group	978	53,252

York Water Co. (The)(a)	1,956	69,457
		1,122,212

Wireless Telecommunication Services – 0.2%

Gogo, Inc.* (a)	7,708	69,834

Telephone and Data Systems, Inc.	20,864	326,522

T-Mobile US, Inc.	13,855	2,274,575
		2,670,931
Total Common Stocks (Cost $841,540,049)		1,525,759,752

Investments	Number of Warrants	Value

WARRANTS – 0.0%(d)

Oil, Gas & Consumable Fuels – 0.0%(d)

Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	$188,984
	Number of Rights

RIGHTS – 0.0%

Health Care Equipment & Supplies – 0.0%

ABIOMED, Inc., CVR* ‡	1,110	–

Paper & Forest Products – 0.0%

Resolute Forest Products, Inc., CVR*‡	6,734	–
Total Rights (Cost $1,132)		–
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 10.9%(e)

CERTIFICATES OF DEPOSIT – 2.5%

BNP Paribas, New York (SOFR + 0.35%), 5.46%, 6/17/2024(f)	$2,000,000	2,000,542

Credit Agricole CIB, New York (SOFR + 0.17%), 5.49%, 9/11/2024(f)	5,000,000	4,998,950

DZ Bank AG, New York (SOFR + 0.35%), 5.67%, 5/3/2024(f)	4,000,000	4,000,000

MUFG Bank Ltd., London Branch
5.50%, 5/21/2024	4,000,000	4,000,000
5.51%, 9/23/2024	2,000,000	2,000,000

National Westminster Bank PLC
5.88%, 5/2/2024	4,000,000	4,000,000

Royal Bank of Canada, New York (SOFR + 0.53%), 5.85%, 5/23/2024(f)	3,000,000	3,000,000

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

CERTIFICATES OF DEPOSIT – (continued)

Sumitomo Mitsui Trust Bank Ltd., New York (SOFR + 0.23%), 5.55%, 7/16/2024(f)	$2,000,000	$2,000,636

Svenska Handelsbanken, New York (SOFR + 0.20%), 5.52%, 10/30/2024(f)	2,000,000	2,000,000

The Sumitomo Bank Ltd., New York (SOFR + 0.23%), 5.55%, 7/11/2024(f)	3,000,000	3,000,981
(SOFR + 0.17%), 5.49%, 8/7/2024(f)	5,000,000	5,001,635

Toronto-Dominion Bank, New York

(US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(f)	4,000,000	4,003,984
Total Certificates of Deposit (Cost $40,000,542)		40,006,728

COMMERCIAL PAPER – 0.3%

Bank of Montreal, Montreal (SOFR + 0.35%), 5.67%, 5/9/2024(f) (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS – 8.1%

BofA Securities, Inc., 5.77%, dated 4/30/2024, due 7/31/2024, repurchase price $6,088,473, collateralized by various Common Stocks, U.S. Treasury Securities, ranging from 1.63% – 2.25%, maturing 11/15/2027 – 11/15/2050; total market value $6,403,616	6,000,000	6,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $16,842,661, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $17,048,735	$16,840,177	$16,840,177

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $15,002,208, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $15,282,679	15,000,000	15,000,000

NBC Global Finance Ltd., 5.47%, dated 4/30/2024, due 5/1/2024, repurchase price $18,002,735, collateralized by various Common Stocks; total market value $19,726,170	18,000,000	18,000,000

Societe Generale, 5.44%, dated 4/30/2024, due 5/1/2024, repurchase price $18,002,720, collateralized by various Common Stocks; total market value $19,777,138	18,000,000	18,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $50,007,528, collateralized by various Common Stocks; total market value $54,201,263	$50,000,000	$50,000,000
Total Repurchase Agreements (Cost $123,840,177)		123,840,177
Total Securities Lending Reinvestments (Cost $167,840,719)		167,846,905
Total Investments – 110.2% (Cost $1,009,403,017)		1,693,795,641

Liabilities in excess of other assets – (10.2%)		(157,051,478)
NET ASSETS – 100.0%		$1,536,744,163

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $218,274,137, collateralized in the form of cash with a value of $167,840,880 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $55,545,721 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 7, 2024 – February 15, 2054 and $5,390,514 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $228,777,115.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $167,846,905.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2024.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$716,222,842
Aggregate gross unrealized depreciation	(31,882,205)
Net unrealized appreciation	$684,340,637
Federal income tax cost	$1,009,144,495

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended April 30, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares April 30, 2024	Value April 30, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$459,393	$3,538	$40,580	6,520	$537,182	$108,995	$10,116	$5,836

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
Russell 2000 E-Mini Index	19	06/21/2024	USD	$1,886,320	$(86,124)
S&P 500 E-Mini Index	25	06/21/2024	USD	6,333,750	(154,927)
S&P Midcap 400 E-Mini Index	7	06/21/2024	USD	2,014,040	(69,458)
					$(310,509)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Warrants	0.0 †
Rights	–
Securities Lending Reinvestments	10.9
Others(1)	(10.2)
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.8%

Aerospace & Defense – 1.2%

Airbus SE	8,621	$1,425,841

Babcock International Group plc	27,787	176,577

BAE Systems plc	44,437	741,705

Bombardier, Inc., Class B*	1,886	86,101

CAE, Inc.*	4,476	86,532

Chemring Group plc	15,334	72,002

Dassault Aviation SA	369	79,384

Elbit Systems Ltd.	412	84,333

Hensoldt AG	800	31,530

INVISIO AB	2,552	56,616

Kongsberg Gruppen ASA	1,540	109,303

Leonardo SpA(a)	8,269	191,244

LISI SA	880	23,147

Melrose Industries plc	21,025	166,331

Montana Aerospace AG* (b)	8,621	166,940

MTU Aero Engines AG	777	188,261

QinetiQ Group plc	29,082	125,122

Rheinmetall AG	703	388,770

Rolls-Royce Holdings plc*	123,913	640,956

Saab AB, Class B(a)	1,596	127,757

Safran SA	4,884	1,066,377

Senior plc	16,810	34,646

Singapore Technologies Engineering Ltd.	17,900	52,896

Thales SA	1,443	243,706
		6,366,077

Air Freight & Logistics – 0.6%

bpost SA(a)	31,524	124,548

Cargojet, Inc.(a)	608	54,434

Cia de Distribucion Integral Logista Holdings SA	2,419	66,111

Deutsche Post AG	19,092	801,458

DSV A/S	2,590	370,491

Freightways Group Ltd.(a)	7,410	36,833

Hamakyorex Co. Ltd.	3,700	91,580

ID Logistics Group SACA* (a)	81	29,967

InPost SA*	3,608	58,369

International Distributions Services plc*	14,455	48,978

Investments	Shares	Value

Air Freight & Logistics – (continued)

Kerry Logistics Network Ltd.	129,500	$121,698

Konoike Transport Co. Ltd.	11,100	161,176

Mainfreight Ltd.	1,312	52,794

Mitsui-Soko Holdings Co. Ltd.	7,400	218,664

Nippon Express Holdings, Inc.(a)	1,600	82,011

Oesterreichische Post AG	1,710	54,670

PostNL NV(a)	114,552	154,943

Sankyu, Inc.	1,333	46,343

SBS Holdings, Inc.(a)	3,800	65,706

Senko Group Holdings Co. Ltd.(a)	44,400	326,444

SG Holdings Co. Ltd.	3,800	44,540

Singapore Post Ltd.	114,000	37,617

Trancom Co. Ltd.	900	32,885

Yamato Holdings Co. Ltd.	3,800	50,396
		3,132,656

Automobile Components – 1.3%

Aisan Industry Co. Ltd.	11,400	106,636

Aisin Corp.	3,900	148,525

ARB Corp. Ltd.(a)	4,718	118,317

Brembo NV	1,435	18,369

Bridgestone Corp.	11,100	492,275

CIE Automotive SA	2,091	55,671

Cie Generale des Etablissements Michelin SCA	13,542	523,879

Cie Plastic Omnium SE	21,090	258,880

Continental AG	2,109	137,197

Denso Corp.	37,000	632,831

Dometic Group AB(c)	5,962	43,184

Dowlais Group plc	464,313	474,995

Eagle Industry Co. Ltd.	8,200	95,566

Exedy Corp.	11,100	204,204

FCC Co. Ltd.	14,800	211,234

Forvia SE*	3,876	62,166

Gestamp Automocion SA(a) (b)	47,804	144,143

G-Tekt Corp.	8,000	109,707

GUD Holdings Ltd.(a)	6,543	43,804

Hella GmbH & Co. KGaA	328	28,829

Johnson Electric Holdings Ltd.(a)	92,500	126,784

JTEKT Corp.	3,800	29,557

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobile Components – (continued)

Koito Manufacturing Co. Ltd.	5,000	$67,550

KYB Corp.	7,400	253,462

Linamar Corp.	1,066	50,303

Magna International, Inc.(a)	5,846	279,992

Musashi Seimitsu Industry Co. Ltd.	11,100	118,149

NHK Spring Co. Ltd.	2,900	29,532

Nifco, Inc.	2,400	58,290

Niterra Co. Ltd.	2,700	88,739

NOK Corp.	4,100	59,612

Nokian Renkaat OYJ(a)	8,364	73,334

Pacific Industrial Co. Ltd.	22,200	229,385

Pirelli & C SpA(b)	3,854	24,593

PWR Holdings Ltd.	3,772	28,755

Schaeffler AG (Preference)	42,513	249,104

Seiren Co. Ltd.(a)	4,100	68,679

Shoei Co. Ltd.(a)	3,800	48,996

Sumitomo Electric Industries Ltd.	14,800	229,573

Sumitomo Riko Co. Ltd.	7,600	63,653

Sumitomo Rubber Industries Ltd.(a)	3,800	46,207

Tokai Rika Co. Ltd.	3,800	51,918

Topre Corp.	18,500	299,898

Toyo Tire Corp.	4,500	85,387

Toyoda Gosei Co. Ltd.(a)	2,000	38,814

Toyota Boshoku Corp.	2,700	40,029

Valeo SE	1,672	21,346

Yokohama Rubber Co. Ltd. (The)	4,100	107,786
		6,779,839

Automobiles – 2.6%

Aston Martin Lagonda Global Holdings plc* (b)	16,400	30,433

Bayerische Motoren Werke AG	6,290	689,036

Bayerische Motoren Werke AG (Preference)	1,138	117,422

Dr Ing hc F Porsche AG (Preference)(b)	2,553	228,484

Ferrari NV	1,776	735,288

Honda Motor Co. Ltd.	99,900	1,150,312

Isuzu Motors Ltd.	11,100	141,038

Mazda Motor Corp.(a)	11,800	135,273

Investments	Shares	Value

Automobiles – (continued)

Mercedes-Benz Group AG	16,724	$1,268,559

Mitsubishi Motors Corp.(a)	13,500	42,756

Nissan Motor Co. Ltd.(a)	48,100	177,802

Nissan Shatai Co. Ltd.	3,800	24,703

Piaggio & C SpA	54,094	158,713

PIERER Mobility AG	440	17,415

Porsche Automobil Holding SE (Preference)	2,257	115,669

Renault SA	3,848	192,310

Stellantis NV	41,477	926,013

Subaru Corp.	11,500	258,113

Suzuki Motor Corp.	29,600	346,288

Toyota Motor Corp.	247,900	5,731,009

Trigano SA	2,627	403,080

Volkswagen AG (Preference)	4,477	551,227

Yamaha Motor Co. Ltd.(a)	22,200	208,224
		13,649,167

Banks – 11.1%

ABN AMRO Bank NV, CVA(a)(b)	8,172	131,855

AIB Group plc	24,383	126,864

Aichi Financial Group, Inc.	14,800	279,984

Aktia Bank OYJ(a)	18,722	191,377

Alior Bank SA*	2,640	67,724

AMCO – Asset Management Co. SpA* ‡ (a)	239	–

ANZ Group Holdings Ltd.	44,585	815,268

Awa Bank Ltd. (The)	11,100	189,885

Banca Monte dei Paschi di Siena SpA*	7,182	34,941

Banca Popolare di Sondrio SpA	151,256	1,271,202

Banco Bilbao Vizcaya Argentaria SA	116,994	1,272,850

Banco BPM SpA	29,068	192,205

Banco Comercial Portugues SA, Class R* (a)	189,546	66,598

Banco de Sabadell SA	113,701	218,348

Banco Santander SA(a)	327,191	1,599,859

Bank Hapoalim BM	24,457	221,869

Bank Leumi Le-Israel BM	30,266	237,590

Bank Millennium SA*	25,740	59,002

Bank of Cyprus Holdings plc	137,455	552,487

Bank of East Asia Ltd. (The)	24,600	31,138

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Bank of Georgia Group plc	12,432	$837,490

Bank of Ireland Group plc(a)	19,943	214,200

Bank of Montreal	15,281	1,367,766

Bank of Nova Scotia (The)	26,488	1,217,733

Bank of Queensland Ltd.(a)	21,622	86,348

Bank Polska Kasa Opieki SA	3,805	158,922

Bankinter SA(a)	13,940	110,598

Banque Cantonale de Geneve	629	204,374

Banque Cantonale Vaudoise (Registered)(a)	410	43,005

Barclays plc	282,088	715,970

BAWAG Group AG(b)	2,050	123,188

Bendigo & Adelaide Bank Ltd.	7,372	46,817

Berner Kantonalbank AG (Registered)	328	89,765

BNP Paribas SA	21,756	1,572,785

BPER Banca SpA	27,426	143,430

CaixaBank SA	81,548	431,791

Canadian Imperial Bank of Commerce	20,023	936,549

Canadian Western Bank(a)	32,153	618,088

Chiba Bank Ltd. (The)	16,200	137,432

Chugin Financial Group, Inc.	7,600	64,136

Close Brothers Group plc	53,687	306,139

Commerzbank AG	20,387	304,311

Commonwealth Bank of Australia(a)	24,531	1,824,531

Concordia Financial Group Ltd.	22,200	120,152

Credit Agricole SA	24,531	381,643

Credito Emiliano SpA	25,345	268,833

Dah Sing Banking Group Ltd.	60,800	49,907

Dah Sing Financial Holdings Ltd.	74,000	208,152

Daishi Hokuetsu Financial Group, Inc.	14,800	425,571

Danske Bank A/S	13,135	380,378

DBS Group Holdings Ltd.	40,761	1,043,123

DNB Bank ASA	18,352	321,661

EQB, Inc.(a)	9,213	557,333

Erste Group Bank AG	6,660	312,407

FIBI Holdings Ltd.	533	22,377

FinecoBank Banca Fineco SpA	8,288	127,967

First International Bank of Israel Ltd. (The)	1,144	45,699

Investments	Shares	Value

Banks – (continued)

Fukuoka Financial Group, Inc.	2,800	$74,677

Graubuendner Kantonalbank	7	13,586

Gunma Bank Ltd. (The)	16,400	100,069

Hachijuni Bank Ltd. (The)	15,500	103,816

Hang Seng Bank Ltd.	7,600	100,962

Heartland Group Holdings Ltd.(a)	250,542	157,154

Hirogin Holdings, Inc.	9,200	66,443

Hokkoku Financial Holdings, Inc.	1,300	41,966

Hokuhoku Financial Group, Inc.(a)	3,800	46,810

HSBC Holdings plc	396,714	3,455,361

Hyakugo Bank Ltd. (The)(a)	81,400	336,225

Hyakujushi Bank Ltd. (The)	11,100	204,133

ING Bank Slaski SA	532	41,810

ING Groep NV	67,488	1,072,465

Intesa Sanpaolo SpA	323,602	1,220,036

Israel Discount Bank Ltd., Class A	26,954	139,231

Iyogin Holdings, Inc.	8,200	62,842

Japan Post Bank Co. Ltd.	22,200	226,211

Judo Capital Holdings Ltd.* (a)	82,840	72,082

Juroku Financial Group, Inc.	11,100	334,696

Jyske Bank A/S (Registered)	1,292	105,300

KBC Ancora	803	38,938

KBC Group NV	5,661	423,106

Keiyo Bank Ltd. (The)	40,700	200,959

Kyoto Financial Group, Inc.	6,400	114,363

Kyushu Financial Group, Inc.	12,000	80,755

Laurentian Bank of Canada	14,282	267,479

Liechtensteinische Landesbank AG	1,025	78,567

Lloyds Banking Group plc	1,190,031	773,361

Luzerner Kantonalbank AG (Registered)	304	22,506

Mebuki Financial Group, Inc.	28,010	99,445

Mediobanca Banca di Credito Finanziario SpA	12,432	177,460

Mitsubishi UFJ Financial Group, Inc.	181,300	1,819,740

Mizrahi Tefahot Bank Ltd.	2,622	96,030

Mizuho Financial Group, Inc.	51,800	1,004,630

Musashino Bank Ltd. (The)(a)	11,100	218,311

Nanto Bank Ltd. (The)	3,800	73,409

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

National Australia Bank Ltd.	46,213	$1,014,284

National Bank of Canada	7,067	568,611

NatWest Group plc	84,360	320,591

Nishi-Nippon Financial Holdings, Inc.	3,800	48,223

Nordea Bank Abp	68,117	798,098

Norion Bank AB*	1,353	5,054

North Pacific Bank Ltd.	22,800	65,923

Oberbank AG	902	67,513

Oma Saastopankki OYJ(a)	4,810	88,358

Oversea-Chinese Banking Corp. Ltd.	70,300	734,574

Powszechna Kasa Oszczednosci Bank Polski SA	15,088	226,341

Raiffeisen Bank International AG	3,344	62,143

Resona Holdings, Inc.	37,000	235,357

Ringkjoebing Landbobank A/S	492	83,089

Royal Bank of Canada	20,979	2,033,841

San-In Godo Bank Ltd. (The)	51,800	405,539

Santander Bank Polska SA	814	112,817

Senshu Ikeda Holdings, Inc.	96,200	245,750

Seven Bank Ltd.	15,200	27,219

Shiga Bank Ltd. (The)	1,000	25,927

Shizuoka Financial Group, Inc.(a)	12,800	119,773

Skandinaviska Enskilda Banken AB, Class A	33,929	449,155

Skandinaviska Enskilda Banken AB, Class C	684	9,148

Societe Generale SA	14,763	400,790

Spar Nord Bank A/S	24,013	426,876

SpareBank 1 Nord Norge	30,599	277,360

Sparebank 1 Oestlandet	1,329	16,081

SpareBank 1 SMN	3,103	40,999

SpareBank 1 Sorost-Norge	24,198	149,679

SpareBank 1 SR-Bank ASA	4,796	58,379

Sparebanken Vest	30,488	351,788

St Galler Kantonalbank AG (Registered)	41	21,167

Standard Chartered plc	45,362	391,807

Sumitomo Mitsui Financial Group, Inc.	27,200	1,552,162

Investments	Shares	Value

Banks – (continued)

Sumitomo Mitsui Trust Holdings, Inc.	14,800	$312,054

Suruga Bank Ltd.(a)	15,200	92,920

Svenska Handelsbanken AB, Class A	30,599	268,134

Svenska Handelsbanken AB, Class B(a)	908	9,828

Swedbank AB, Class A	20,128	389,507

Sydbank A/S	18,648	953,340

TBC Bank Group plc	16,280	705,321

Tokyo Kiraboshi Financial Group, Inc.(a)	7,400	221,250

TOMONY Holdings, Inc.(a)	51,800	137,264

Toronto-Dominion Bank (The)	38,184	2,269,889

Unicaja Banco SA(b)	418,507	549,069

UniCredit SpA	33,633	1,243,569

United Overseas Bank Ltd.	25,900	577,349

Valiant Holding AG (Registered)	5,217	610,921

Virgin Money UK plc	30,176	80,784

Walliser Kantonalbank (Registered)(a)	485	60,549

Westpac Banking Corp.	52,503	885,050

Yamaguchi Financial Group, Inc.	4,100	41,569

Zuger Kantonalbank AG	10	93,551
		57,782,885

Beverages – 0.9%

Anheuser-Busch InBev SA/NV	12,654	759,861

Asahi Group Holdings Ltd.	6,500	223,255

Britvic plc	3,520	38,985

Budweiser Brewing Co. APAC Ltd.(b)	45,600	64,133

C&C Group plc	27,840	57,449

Carlsberg A/S, Class B	1,258	170,106

Coca-Cola Europacific Partners plc	2,934	211,307

Coca-Cola HBC AG	3,612	117,140

Davide Campari-Milano NV(a)	6,802	68,512

Diageo plc	33,633	1,168,862

Fevertree Drinks plc	5,658	80,269

Heineken Holding NV(a)	2,220	179,336

Heineken NV	4,366	426,220

Ito En Ltd.(a)	800	19,471

Kirin Holdings Co. Ltd.(a)	11,100	162,270

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – 0.9%

Olvi OYJ, Class A	912	$29,206

Pernod Ricard SA	2,886	438,191

Primo Water Corp.	7,955	150,316

Remy Cointreau SA	398	38,045

Royal Unibrew A/S*	836	63,281

Sapporo Holdings Ltd.	1,900	68,833

Suntory Beverage & Food Ltd.	1,800	58,633

Treasury Wine Estates Ltd.(a)	13,528	106,203
		4,699,884

Biotechnology – 0.6%

Argenx SE*	851	319,204

Bavarian Nordic A/S* (a)	3,730	82,082

BioGaia AB, Class B	5,670	60,905

BoneSupport Holding AB* (b)	2,665	54,874

CK Life Sciences Int’l Holdings, Inc.	380,000	18,220

CSL Ltd.	7,215	1,296,637

Galapagos NV* (a)	1,976	56,159

Genmab A/S*	925	259,451

Genus plc	2,128	48,069

GNI Group Ltd.*	3,800	60,152

Grifols SA*	2,888	26,699

Grifols SA (Preference), Class B*	6,498	41,723

MorphoSys AG*	1,862	131,800

Nykode Therapeutics ASA*	11,562	13,959

PeptiDream, Inc.* (a)	2,500	32,123

Swedish Orphan Biovitrum AB*	3,561	92,595

Takara Bio, Inc.	400	2,598

Telix Pharmaceuticals Ltd.* (a)	4,018	39,267

Vitrolife AB(a)	880	13,333

Zealand Pharma A/S, Class A*	2,391	216,979
		2,866,829

Broadline Retail – 0.6%

Allegro.eu SA* (b)	6,278	52,776

ASKUL Corp.	1,000	15,213

B&M European Value Retail SA	15,278	99,286

Canadian Tire Corp. Ltd., Class A(a)	1,052	101,835

Dollarama, Inc.	3,737	312,375

Europris ASA* (b)	8,968	56,849

Investments	Shares	Value

Broadline Retail – (continued)

Harvey Norman Holdings Ltd.(a)	5,586	$16,649

Isetan Mitsukoshi Holdings Ltd.(a)	5,000	70,616

Izumi Co. Ltd.	1,300	30,268

J Front Retailing Co. Ltd.	4,100	35,863

Next plc	1,998	225,362

Pan Pacific International Holdings Corp.	7,400	175,213

Pepco Group NV* (b)	4,066	19,384

Prosus NV	21,497	724,278

Puuilo OYJ	2,622	28,653

Rakuten Group, Inc.*	22,800	110,621

Ryohin Keikaku Co. Ltd.	6,000	97,436

Seria Co. Ltd.	1,000	17,113

Takashimaya Co. Ltd.	4,300	61,071

THG plc, Class B* (a)	50,904	40,475

Tokmanni Group Corp.(a)	4,750	72,324

Wesfarmers Ltd.	16,650	722,112
		3,085,772

Building Products – 1.0%

AGC, Inc.	4,600	170,507

Assa Abloy AB, Class B(a)	14,504	389,825

Belimo Holding AG (Registered)	123	57,212

Bunka Shutter Co. Ltd.	20,200	218,476

Carel Industries SpA(b)	2,318	47,141

Central Glass Co. Ltd.	7,400	131,668

Cie de Saint-Gobain SA	9,842	785,689

Daikin Industries Ltd.	4,000	552,728

dormakaba Holding AG	126	67,386

Fletcher Building Ltd.(a)	16,948	38,210

Forbo Holding AG (Registered)	41	47,565

Geberit AG (Registered)	444	238,956

Genuit Group plc	15,480	84,608

Inwido AB	19,684	245,156

James Halstead plc(a)	18,023	45,135

Kingspan Group plc	2,221	199,127

Lindab International AB	4,346	88,378

Lixil Corp.(a)	3,800	40,979

Munters Group AB(b)	4,428	89,965

Nibe Industrier AB, Class B(a)	26,492	124,544

Nichias Corp.	19,300	532,278

Nichiha Corp.	7,400	173,050

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Building Products – (continued)

Nitto Boseki Co. Ltd.	1,900	$69,183

Noritz Corp.	3,800	43,079

Reliance Worldwide Corp. Ltd.	13,860	46,620

ROCKWOOL A/S, Class A	88	28,827

ROCKWOOL A/S, Class B	174	57,274

Sanwa Holdings Corp.	5,400	88,893

Schweiter Technologies AG	56	25,217

Sekisui Jushi Corp.	3,800	62,301

Systemair AB	4,018	27,456

Takara Standard Co. Ltd.	3,800	46,460

Takasago Thermal Engineering Co. Ltd.(a)	4,100	137,826

TOTO Ltd.(a)	3,000	81,861

Volution Group plc	3,838	20,929
		5,104,509

Capital Markets – 3.0%

3i Group plc	18,944	682,208

abrdn plc(a)	31,578	57,927

AJ Bell plc	21,520	87,171

Allfunds Group plc	4,048	25,710

Alpha Group International plc(b)	760	20,365

Amundi SA(b)	1,312	92,238

Anima Holding SpA(b)	62,382	293,622

Antin Infrastructure Partners SA	4,332	55,584

Ashmore Group plc	22,554	54,618

ASX Ltd.	1,938	80,049

Avanza Bank Holding AB(a)	2,704	58,781

Azimut Holding SpA	2,501	66,240

Banca Generali SpA(a)	1,397	55,000

Brederode SA	285	34,313

Bridgepoint Group plc(b)	31,524	90,945

Brookfield Asset Management Ltd., Class A	7,400	283,267

Brookfield Corp., Class A	30,045	1,207,597

Bure Equity AB	968	30,727

CI Financial Corp.	48,803	577,601

Cie Financiere Tradition SA	266	42,054

Daiwa Securities Group, Inc.	25,900	191,248

Deutsche Bank AG (Registered)	34,706	557,012

Deutsche Boerse AG	2,664	516,003

EFG International AG	1,680	19,563

Investments	Shares	Value

Capital Markets – (continued)

EQT AB(a)	9,879	$272,089

Euronext NV(b)	1,358	122,915

Fairfax India Holdings Corp.* (b)	4,510	66,838

flatexDEGIRO AG*	2,128	27,953

Gimv NV	1,254	58,796

GMO Financial Holdings, Inc.(a)	8,200	39,342

Hargreaves Lansdown plc	5,061	51,572

Hong Kong Exchanges & Clearing Ltd.	16,558	532,654

HUB24 Ltd.	4,413	115,684

iFAST Corp. Ltd.	16,400	88,629

IG Group Holdings plc	2,698	25,270

IGM Financial, Inc.	2,200	55,102

Insignia Financial Ltd.	169,340	270,504

IntegraFin Holdings plc(b)	15,498	58,217

Intermediate Capital Group plc	6,105	160,532

Investec plc	16,199	103,750

JAFCO Group Co. Ltd.	5,000	56,747

Japan Exchange Group, Inc.	7,400	174,320

JTC plc(b)	4,522	48,412

Julius Baer Group Ltd.	4,218	228,158

Leonteq AG(a)	2,812	74,044

London Stock Exchange Group plc	6,327	700,811

Macquarie Group Ltd.(a)	5,661	689,134

Magellan Financial Group Ltd.	56,573	328,050

Man Group plc	32,340	104,314

Monex Group, Inc.	12,300	64,093

Ninety One plc	15,252	32,218

Nomura Holdings, Inc.	62,900	359,737

Nordnet AB publ(a)	2,420	43,920

Okasan Securities Group, Inc.(a)	18,500	88,994

Onex Corp.	684	48,627

Partners Group Holding AG	296	383,898

Perpetual Ltd.(a)	38,887	601,738

Pinnacle Investment Management Group Ltd.(a)	10,281	75,639

Quilter plc(b)	469,604	645,640

Rathbones Group plc	1,330	27,279

Ratos AB, Class B	67,451	237,211

SBI Holdings, Inc.	4,800	117,495

Schroders plc	18,389	81,235

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Singapore Exchange Ltd.	12,300	$84,420

St James’s Place plc	13,394	73,056

Swissquote Group Holding SA (Registered)	205	55,880

Tamburi Investment Partners SpA	2,546	24,827

Tel Aviv Stock Exchange Ltd.	4,141	27,503

TMX Group Ltd.	4,070	107,982

Tokai Tokyo Financial Holdings, Inc.	22,800	83,889

TP ICAP Group plc	265,105	688,799

UBS Group AG (Registered)	49,136	1,300,257

UOB-Kay Hian Holdings Ltd.	5,767	5,963

Van Lanschot Kempen NV, CVA	11,507	410,334

Vontobel Holding AG (Registered)	339	19,146

VZ Holding AG	285	33,001

XTB SA(b)	13,398	210,524

Yangzijiang Financial Holding Ltd.	836,200	193,146
		15,760,131

Chemicals – 2.7%

ADEKA Corp.	2,300	48,071

Aica Kogyo Co. Ltd.	1,500	34,830

Air Liquide SA	7,696	1,513,139

Air Water, Inc.	4,100	61,813

Akzo Nobel NV	1,887	125,378

Arkema SA	1,443	149,741

Asahi Kasei Corp.	33,300	232,877

ASAHI YUKIZAI Corp.	3,900	123,048

BASF SE	19,055	1,001,511

Borregaard ASA	1,692	29,091

C Uyemura & Co. Ltd.	600	39,615

Clariant AG (Registered)	2,166	32,544

Corbion NV	1,330	29,210

Covestro AG* (b)	2,035	102,225

Croda International plc	2,146	123,876

Daicel Corp.	8,900	83,194

Denka Co. Ltd.	1,400	20,804

DIC Corp.	2,899	54,447

DSM-Firmenich AG	3,478	393,083

Elementis plc*	23,522	41,529

Investments	Shares	Value

Chemicals – (continued)

Elkem ASA(b)	110,260	$194,351

EMS-Chemie Holding AG (Registered)(a)	126	101,251

Evonik Industries AG	5,439	113,667

FUCHS SE	711	26,114

FUCHS SE (Preference)	1,182	55,382

Fuso Chemical Co. Ltd.	1,100	28,450

Givaudan SA (Registered)	124	533,505

Hexpol AB	5,784	66,398

ICL Group Ltd.	10,602	50,049

Incitec Pivot Ltd.	3,306	6,011

Israel Corp. Ltd.	104	24,955

JCU Corp.	1,400	33,629

Johnson Matthey plc	1,862	40,941

K+S AG (Registered)	4,961	74,396

Kaneka Corp.	1,300	33,796

Kansai Paint Co. Ltd.	3,800	49,865

Kemira OYJ	2,992	65,328

Keppel Infrastructure Trust	41,800	14,559

KH Neochem Co. Ltd.	14,800	227,974

Kumiai Chemical Industry Co. Ltd.(a)	29,600	151,231

Kuraray Co. Ltd.(a)	8,000	88,762

Kureha Corp.(a)	18,500	330,817

LANXESS AG	28,971	821,826

Lenzing AG*	6,660	216,129

Lintec Corp.	3,800	76,065

Methanex Corp.	1,290	61,897

Mitsubishi Chemical Group Corp.	29,600	173,332

Mitsubishi Gas Chemical Co., Inc.(a)	6,200	110,100

Mitsui Chemicals, Inc.	5,100	145,969

Nihon Parkerizing Co. Ltd.	4,100	31,682

Nippon Paint Holdings Co. Ltd.(a)	14,800	95,507

Nippon Sanso Holdings Corp.	2,800	83,716

Nippon Soda Co. Ltd.	9,139	336,255

Nissan Chemical Corp.	2,900	99,551

Nitto Denko Corp.	1,800	149,500

NOF Corp.	3,600	48,567

Novonesis (Novozymes) B	5,033	280,391

Nufarm Ltd.(a)	20,418	68,679

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Nutrien Ltd.	10,175	$537,616

OCI NV	1,933	52,292

Orica Ltd.	4,446	52,255

Resonac Holdings Corp.	3,800	82,730

Sanyo Chemical Industries Ltd.	3,700	97,223

Shikoku Kasei Holdings Corp.	3,200	36,135

Shin-Etsu Chemical Co. Ltd.	29,600	1,165,265

Shin-Etsu Polymer Co. Ltd.	800	7,859

Sika AG (Registered)	2,294	658,573

SOL SpA	3,009	116,308

Solvay SA(a)	1,558	50,660

Sumitomo Chemical Co. Ltd.	7,600	16,290

Symrise AG, Class A	1,961	211,148

T Hasegawa Co. Ltd.	900	17,644

Taiyo Holdings Co. Ltd.	1,800	36,946

Teijin Ltd.	4,100	40,123

Tessenderlo Group SA	2,052	52,878

Toagosei Co. Ltd.	11,100	112,047

Tokai Carbon Co. Ltd.(a)	6,600	43,996

Tokuyama Corp.	25,900	536,549

Tokyo Ohka Kogyo Co. Ltd.	2,100	56,395

Toray Industries, Inc.	29,600	135,844

Tosoh Corp.	7,600	105,260

Toyobo Co. Ltd.	25,900	184,500

Umicore SA(a)	1,710	38,141

Victrex plc	4,066	64,455

Wacker Chemie AG	256	27,537

Yara International ASA	3,478	99,715

Zeon Corp.	3,600	36,008
		14,023,015

Commercial Services & Supplies – 1.0%

Aker Carbon Capture ASA*	3,230	2,046

Befesa SA(b)	2,242	64,726

Bilfinger SE*	8,880	414,929

Boyd Group Services, Inc.	372	69,705

Brambles Ltd.	21,571	204,784

Bravida Holding AB(b)	12,844	87,941

Cleanaway Waste Management Ltd.(a)	35,024	61,406

Dai Nippon Printing Co. Ltd.	3,700	108,297

Daiseki Co. Ltd.	1,499	28,625

Investments	Shares	Value

Commercial Services & Supplies – (continued)

DO & CO AG	369	$56,737

Downer EDI Ltd.	41,255	126,444

Duskin Co. Ltd.	4,100	85,431

Element Fleet Management Corp.	6,956	111,237

Elis SA	4,652	105,798

GFL Environmental, Inc.	2,416	77,254

Intrum AB(a)	25,345	60,407

ISS A/S(a)	2,508	47,173

Japan Elevator Service Holdings Co. Ltd.	4,200	65,683

Kokuyo Co. Ltd.	4,100	70,333

Loomis AB, Class B	984	25,461

Mitie Group plc	92,315	135,243

Mitsubishi Pencil Co. Ltd.	1,800	27,452

Nippon Kanzai Holdings Co. Ltd.	1,300	21,446

Okamura Corp.	3,800	57,761

Prestige International, Inc.	4,000	17,183

Prosegur Cash SA(b)	90,528	50,431

Raksul, Inc.* (a)	3,800	21,829

RB Global, Inc.(a)	2,553	183,041

Rentokil Initial plc	38,702	197,284

Sato Holdings Corp.	11,100	154,546

Sdiptech AB, Class B*	912	23,581

Secom Co. Ltd.	2,700	188,390

Securitas AB, Class B(a)	10,979	111,481

Serco Group plc	379,879	871,419

Societe BIC SA	7,770	548,333

Sohgo Security Services Co. Ltd.	9,500	52,980

SPIE SA	2,992	109,349

TOPPAN Holdings, Inc.	4,000	95,269

Veridis Environment Ltd.* (a)	2,870	12,841

Waste Connections, Inc.	3,811	619,147
		5,373,423

Communications Equipment – 0.2%

Nokia OYJ	115,958	422,985

Spirent Communications plc	25,338	61,773

Telefonaktiebolaget LM Ericsson, Class A(a)	9,196	47,505

Telefonaktiebolaget LM Ericsson, Class B	36,778	188,382

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Communications Equipment – (continued)

VTech Holdings Ltd.(a)	51,800	$300,354
		1,020,999

Construction & Engineering – 2.1%

Ackermans & van Haaren NV	454	78,399

ACS Actividades de Construccion y Servicios SA	4,678	187,973

AF Gruppen ASA	5,586	72,334

Ashtrom Group Ltd.* (a)	14,948	207,458

Balfour Beatty plc	185,962	847,117

Bouygues SA	4,033	149,248

Burkhalter Holding AG	615	67,592

Chiyoda Corp.* (a)	55,500	154,123

Chudenko Corp.	4,100	83,113

Deme Group NV	456	72,844

Eiffage SA	1,480	158,724

Elco Ltd.(a)	1,520	46,792

Elecnor SA(a)	14,023	302,881

Electra Ltd.	76	29,118

Ferrovial SE	6,520	235,637

Fugro NV	6,512	159,173

Gold Finance Holdings Ltd.* ‡	89,827	—

Hazama Ando Corp.	51,800	387,764

HOCHTIEF AG	442	46,646

INFRONEER Holdings, Inc.	4,100	36,411

Instalco AB(a) (b)	4,332	15,440

Johns Lyng Group Ltd.(a)	11,210	40,909

Kajima Corp.	11,200	215,865

Kinden Corp.	2,300	44,037

Kumagai Gumi Co. Ltd.	11,900	314,203

Kvutzat Acro Ltd.(a)	9,472	104,986

Kyudenko Corp.	2,100	87,435

Maire Tecnimont SpA(a)	51,060	425,302

MIRAIT ONE Corp.	33,300	407,984

Monadelphous Group Ltd.(a)	7,216	63,210

Morgan Sindall Group plc	14,134	400,857

Mota-Engil SGPS SA	25,456	110,835

NCC AB, Class B	27,787	342,024

Nippon Densetsu Kogyo Co. Ltd.	1,700	23,421

Nippon Road Co. Ltd. (The)	6,800	81,929

Nishimatsu Construction Co. Ltd.	11,100	322,211

NRW Holdings Ltd.	153,402	278,912

Investments	Shares	Value

Construction & Engineering – (continued)

Obayashi Corp.	11,400	$127,645

Okumura Corp.(a)	11,100	348,098

OX2 AB, Class B* (a)	8,588	31,392

Peab AB, Class B(a)	59,866	371,166

Penta-Ocean Construction Co. Ltd.	9,700	48,831

Raito Kogyo Co. Ltd.	3,200	41,748

Raiznext Corp.	11,100	143,189

Sacyr SA	29,003	101,345

Sanki Engineering Co. Ltd.	3,800	53,535

Shapir Engineering and Industry Ltd.* (a)	2,525	13,855

Shikun & Binui Ltd.* (a)	11,210	24,168

Shimizu Corp.	7,600	47,209

Shinnihon Corp.	12,300	124,043

SHO-BOND Holdings Co. Ltd.	1,200	46,508

Skanska AB, Class B	5,809	101,537

SNC-Lavalin Group, Inc.	2,068	79,568

Stantec, Inc.	1,668	133,078

Sumitomo Densetsu Co. Ltd.	6,400	144,378

Sweco AB, Class B	4,708	50,958

Taihei Dengyo Kaisha Ltd.	5,000	141,709

Taikisha Ltd.	1,000	29,581

Taisei Corp.	3,700	135,713

Takamatsu Construction Group Co. Ltd.(a)	7,400	125,179

Thyssenkrupp Nucera AG & Co. KGaA*	1,748	22,485

Toa Corp.	15,200	105,767

Toda Corp.	5,200	34,085

Toenec Corp.	3,800	130,880

Toyo Construction Co. Ltd.(a)	3,800	30,885

Veidekke ASA	3,088	32,402

Ventia Services Group Pty. Ltd.	28,618	67,457

Vinci SA	7,289	859,262

Webuild SpA(a)	28,249	71,345

Worley Ltd.	7,728	75,724

WSP Global, Inc.	1,591	241,907

Yokogawa Bridge Holdings Corp.	13,600	247,948

Yurtec Corp.	7,600	70,849
		11,058,336

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – 0.8%

Adbri Ltd.* (a)	27,246	$55,730

Boral Ltd.	3,476	12,933

Breedon Group plc	23,569	106,833

Brickworks Ltd.(a)	1,435	24,991

Buzzi SpA	3,148	113,973

Cementir Holding NV	16,317	173,423

CSR Ltd.	24,233	139,890

Heidelberg Materials AG	2,775	280,813

Holcim AG	10,656	896,724

Imerys SA	11,951	386,936

James Hardie Industries plc, CHDI*	5,587	196,670

Krosaki Harima Corp.	7,200	156,019

RHI Magnesita NV(a)	8,806	399,157

Sumitomo Osaka Cement Co. Ltd.	11,100	276,645

Titan Cement International SA	13,209	418,062

Vicat SACA	5,772	213,850

Wienerberger AG	2,596	93,155
		3,945,804

Consumer Finance – 0.4%

Acom Co. Ltd.	20,500	53,150

AEON Financial Service Co. Ltd.	4,100	34,222

Aiful Corp.	107,300	312,971

Cembra Money Bank AG	1,554	119,284

Credit Saison Co. Ltd.	2,100	39,054

goeasy Ltd.	4,588	587,889

Hong Leong Finance Ltd.	51,800	95,339

Isracard Ltd.	15,211	55,995

Jaccs Co. Ltd.	11,100	400,648

KRUK SA	494	56,624

Latitude Group Holdings Ltd.* (a)	43,434	32,435

Marui Group Co. Ltd.	3,200	49,190
		1,836,801

Consumer Staples Distribution & Retail – 1.4%

Aeon Co. Ltd.	12,613	264,659

Ain Holdings, Inc.(a)	800	30,350

Alimentation Couche-Tard, Inc.	10,693	593,861

Arcs Co. Ltd.	3,800	74,616

Investments	Shares	Value

Consumer Staples Distribution & Retail – (continued)

Axfood AB	1,496	$38,900

Belc Co. Ltd.	800	38,382

Carrefour SA(a)	11,322	191,155

Coles Group Ltd.	21,053	221,740

Colruyt Group NV	342	15,878

Cosmos Pharmaceutical Corp.	200	18,492

Create SD Holdings Co. Ltd.	500	10,851

Dino Polska SA* (b)	962	92,698

Empire Co. Ltd., Class A	2,242	52,335

Endeavour Group Ltd.(a)	26,030	90,598

Fuji Co. Ltd.(a)	4,200	51,297

George Weston Ltd.	1,036	136,618

GrainCorp Ltd., Class A	9,652	53,713

H2O Retailing Corp.	3,800	43,104

Heiwado Co. Ltd.	3,800	58,631

HelloFresh SE*	2,894	19,606

Inageya Co. Ltd.(a)	1,298	10,500

J Sainsbury plc	34,797	114,766

Jeronimo Martins SGPS SA	4,655	96,312

Kato Sangyo Co. Ltd.	700	20,395

Kesko OYJ, Class A	2,248	39,516

Kesko OYJ, Class B	4,715	80,815

Kobe Bussan Co. Ltd.(a)	1,900	41,353

Koninklijke Ahold Delhaize NV	19,795	601,955

Kusuri no Aoki Holdings Co. Ltd.	1,800	33,766

Life Corp.	7,400	185,511

Loblaw Cos. Ltd.	2,220	243,936

M Yochananof & Sons Ltd.(a)	2,318	120,544

Marks & Spencer Group plc	44,036	141,047

MARR SpA	4,018	51,899

MatsukiyoCocokara & Co.	7,000	99,952

Maxvalu Tokai Co. Ltd.	500	9,850

Metcash Ltd.(a)	18,608	47,607

METRO AG	10,754	57,724

Metro, Inc., Class A	3,256	166,894

Mitsubishi Shokuhin Co. Ltd.	7,400	262,867

Nishimoto Co. Ltd.	2,300	85,356

North West Co., Inc. (The)	2,419	68,704

Ocado Group plc* (a)	12,619	55,793

Olam Group Ltd.	28,700	24,833

Redcare Pharmacy NV* (a)(b)	729	98,994

Seven & i Holdings Co. Ltd.	34,200	443,351

Sheng Siong Group Ltd.	17,900	20,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – (continued)

Shufersal Ltd.	94,054	$622,919

Sonae SGPS SA	29,906	30,058

Sugi Holdings Co. Ltd.	2,400	35,398

Sundrug Co. Ltd.(a)	1,600	46,669

Tesco plc	136,345	505,856

Tsuruha Holdings, Inc.(a)	900	57,003

United Super Markets Holdings, Inc.(a)	2,000	11,426

Valor Holdings Co. Ltd.	14,800	227,974

Welcia Holdings Co. Ltd.	2,300	33,938

Woolworths Group Ltd.	16,391	339,528

Yokorei Co. Ltd.	3,800	25,162
		7,258,000

Containers & Packaging – 0.4%

Billerud Aktiebolag(a)	5,485	46,150

CCL Industries, Inc., Class B	2,491	127,465

DS Smith plc	25,682	112,681

FP Corp.	1,200	19,369

Fuji Seal International, Inc.	2,000	25,762

Huhtamaki OYJ(a)	2,051	78,861

Mayr Melnhof Karton AG	3,108	372,866

Metsa Board OYJ, Class B	3,813	27,500

Orora Ltd.(a)	26,585	37,806

Rengo Co. Ltd.	5,200	39,157

SIG Group AG(a)	4,477	89,818

Smurfit Kappa Group plc(a)	5,217	227,315

Toyo Seikan Group Holdings Ltd.	5,600	86,937

Verallia SA(b)	1,364	52,796

Vidrala SA(a)	7,844	829,494

Winpak Ltd.	1,716	53,546
		2,227,523

Distributors – 0.1%

Arata Corp.	11,000	244,654

Bapcor Ltd.(a)	10,184	38,223

D’ieteren Group	343	74,524

Inchcape plc	10,222	102,396

Inter Cars SA	205	27,004

PALTAC Corp.	800	24,224

Tadiran Group Ltd.(a)	418	29,241

Investments	Shares	Value

Distributors – (continued)

Yamae Group Holdings Co. Ltd.(a)	7,400	$122,357
		662,623

Diversified Consumer Services – 0.0%(d)

Auction Technology Group plc*	7,030	43,925

IDP Education Ltd.(a)	5,016	53,092

Pearson plc	12,136	147,949
		244,966

Diversified REITs – 0.6%

Argosy Property Ltd., REIT(a)	68,432	45,557

British Land Co. plc (The), REIT	20,794	101,024

Centuria Capital Group, REIT(a)	254,494	287,545

Charter Hall Group, REIT	8,140	63,376

Charter Hall Long Wale REIT, REIT(a)	41,551	91,466

Covivio SA, REIT	1,596	79,968

Daiwa House REIT Investment Corp., REIT	42	70,754

GPT Group (The), REIT(a)	31,122	85,282

Growthpoint Properties Australia Ltd., REIT	109,668	170,199

H&R REIT, REIT(a)	43,586	285,529

Heiwa Real Estate REIT, Inc., REIT	76	68,435

Hulic Reit, Inc., REIT	24	23,014

ICADE, REIT	836	22,347

KDX Realty Investment Corp., REIT(a)	103	102,041

Land Securities Group plc, REIT	11,211	91,316

LondonMetric Property plc, REIT(a)	98,678	242,918

Merlin Properties Socimi SA, REIT	4,522	51,301

Mirvac Group, REIT	66,711	89,237

Mori Trust Reit, Inc., REIT	38	17,676

NIPPON REIT Investment Corp., REIT	18	40,778

Nomura Real Estate Master Fund, Inc., REIT	38	36,415

NTT UD REIT Investment Corp., REIT(a)	24	18,454

Reit 1 Ltd., REIT	68,006	274,396

Sekisui House Reit, Inc., REIT(a)	55	28,310

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified REITs – (continued)

Sella Capital Real Estate Ltd., REIT	58,571	$118,776

Star Asia Investment Corp., REIT	152	59,403

Stockland, REIT	35,261	101,891

Stride Property Group, REIT	66,108	48,899

Suntec REIT, REIT	43,500	34,449

Takara Leben Real Estate Investment Corp., REIT	76	49,406

Tokyu REIT, Inc., REIT	76	78,480

UK Commercial Property REIT Ltd., REIT(a)	52,934	44,607

United Urban Investment Corp., REIT	40	38,509
		2,961,758

Diversified Telecommunication Services – 1.1%

BCE, Inc.(a)	5,624	185,154

Bezeq The Israeli Telecommunication Corp. Ltd.	38,130	47,483

BT Group plc(a)	133,237	171,170

Cellnex Telecom SA(b)	8,806	292,361

Chorus Ltd.(a)	8,733	37,208

Cogeco Communications, Inc.	2,204	87,544

Deutsche Telekom AG (Registered)	71,225	1,636,621

Elisa OYJ	2,146	97,108

Gamma Communications plc	4,867	79,712

Helios Towers plc*	60,268	74,559

HKT Trust & HKT Ltd.	53,400	59,127

Infrastrutture Wireless Italiane SpA(b)	5,179	55,820

Koninklijke KPN NV	48,322	176,086

Nippon Telegraph & Telephone Corp.	573,500	622,462

NOS SGPS SA(a)	9,348	32,385

Orange Polska SA	26,182	50,859

Orange SA	36,186	403,363

PCCW Ltd.	77,035	38,610

Proximus SADP	3,640	26,914

Quebecor, Inc., Class B	4,144	85,936

RAI Way SpA(b)	8,120	46,190

Singapore Telecommunications Ltd.	122,100	213,087

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Spark New Zealand Ltd.	17,404	$49,125

Swisscom AG (Registered)	296	162,499

Telecom Italia SpA*	69,160	17,105

Telecom Italia SpA* (a)	292,790	69,782

Telefonica SA	97,273	437,463

Telekom Austria AG, Class A	4,091	35,213

Telenor ASA	7,093	81,920

Telia Co. AB	35,720	82,206

Telstra Group Ltd.	57,683	137,465

TELUS Corp.	8,092	130,228

United Internet AG (Registered)	1,720	41,637
		5,764,402

Electric Utilities – 1.3%

Acciona SA	666	77,408

BKW AG	440	65,390

Chubu Electric Power Co., Inc.	14,800	190,449

Chugoku Electric Power Co., Inc. (The)	4,206	29,013

CK Infrastructure Holdings Ltd.	11,000	62,305

CLP Holdings Ltd.	23,500	185,387

Contact Energy Ltd.	11,528	59,144

EDP—Energias de Portugal SA*	31,746	119,688

Elia Group SA/NV	640	61,828

Emera, Inc.	5,328	180,063

Endesa SA	4,392	80,304

Enea SA*	76,664	160,478

Enel SpA	158,323	1,046,362

EVN AG	748	23,074

Fortis, Inc.	8,029	315,935

Fortum OYJ(a)	6,512	86,201

Genesis Energy Ltd.(a)	17,284	23,780

HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	26,685

Hokkaido Electric Power Co., Inc.(a)	70,300	501,233

Hokuriku Electric Power Co.	59,200	348,620

Hydro One Ltd.(b)	4,181	117,349

Iberdrola SA	84,798	1,043,615

Kansai Electric Power Co., Inc. (The)	14,800	221,814

Kyushu Electric Power Co., Inc.	3,800	35,413

Manawa Energy Ltd.	5,123	13,218

Mercury NZ Ltd.	11,193	42,258

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Origin Energy Ltd.	23,791	$150,625

Orsted A/S* (a) (b)	2,590	143,213

PGE Polska Grupa Energetyczna SA*	25,070	37,720

Power Assets Holdings Ltd.	22,000	126,720

Redeia Corp. SA(a)	3,420	57,229

Romande Energie Holding SA (Registered)(a)	3,367	212,927

Shikoku Electric Power Co., Inc.	7,600	63,291

SSE plc	15,947	332,767

Tauron Polska Energia SA*	48,260	34,767

Terna – Rete Elettrica Nazionale	19,328	155,494

Tohoku Electric Power Co., Inc.	10,900	84,400

Tokyo Electric Power Co. Holdings, Inc.*	21,900	137,372

Verbund AG	1,258	96,310
		6,749,849

Electrical Equipment – 1.5%

ABB Ltd. (Registered)	23,421	1,146,343

Accelleron Industries AG	4,070	159,135

Ballard Power Systems, Inc.* (a)	2,508	6,608

Daihen Corp.	7,400	454,256

DiscoverIE Group plc	4,796	42,337

Energiekontor AG	410	28,276

Fagerhult Group AB*	6,336	41,044

Fuji Electric Co. Ltd.	1,500	94,100

Fujikura Ltd.	8,200	142,151

Furukawa Electric Co. Ltd.	25,900	557,451

Huber + Suhner AG (Registered)	867	69,481

Legrand SA	3,848	398,528

Mabuchi Motor Co. Ltd.	3,200	49,739

Mitsubishi Electric Corp.	29,600	521,595

NEL ASA*	97,622	46,245

Nexans SA	760	81,588

Nidec Corp.	7,510	351,865

NKT A/S*	3,053	255,608

Nordex SE*	7,130	101,091

Prysmian SpA(a)	3,552	194,380

Sanyo Denki Co. Ltd.	3,700	175,166

Schneider Electric SE	7,807	1,795,576

SGL Carbon SE*	5,054	36,369

Investments	Shares	Value

Electrical Equipment – (continued)

Siemens Energy AG*	10,767	$222,194

Signify NV(b)	2,730	75,195

TKH Group NV, CVA*	2,141	92,853

Ushio, Inc.	3,800	50,239

Varta AG*	1,008	10,094

Vestas Wind Systems A/S*	14,097	380,751
		7,580,258

Electronic Equipment, Instruments & Components – 1.8%

ALSO Holding AG (Registered)(a)	266	65,837

Amano Corp.	800	19,338

Anritsu Corp.(a)	8,200	62,921

AT&S Austria Technologie & Systemtechnik AG	7,881	175,782

Audinate Group Ltd.*	3,496	42,542

Azbil Corp.(a)	2,100	59,077

Barco NV(a)	2,090	29,230

Canon Electronics, Inc.	3,800	54,381

Canon Marketing Japan, Inc.	1,500	41,455

Celestica, Inc.*	38,628	1,676,031

Citizen Watch Co. Ltd.	8,200	54,609

Codan Ltd.	7,304	51,934

Comet Holding AG (Registered)	333	106,383

Dexerials Corp.	3,700	140,015

Dicker Data Ltd.	3,344	23,234

Elematec Corp.	3,800	46,605

FIT Hon Teng Ltd.* (b)	380,000	109,804

Hakuto Co. Ltd.(a)	3,700	128,377

Halma plc	5,883	162,576

Hamamatsu Photonics KK	2,700	99,703

Hexagon AB, Class B(a)	31,265	332,564

Hirose Electric Co. Ltd.	582	62,041

Horiba Ltd.	800	78,798

Hosiden Corp.	18,500	232,066

Ibiden Co. Ltd.	2,800	108,431

Inficon Holding AG (Registered)	80	112,174

Iriso Electronics Co. Ltd.	1,200	23,563

Japan Display, Inc.* (a)	80,000	10,676

Jenoptik AG	2,585	69,764

Kaga Electronics Co. Ltd.	7,500	297,874

Keyence Corp.	2,900	1,295,523

Kitron ASA	9,471	24,597

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Kyocera Corp.	21,100	$259,116

Lagercrantz Group AB, Class B	2,640	39,422

Landis+Gyr Group AG	1,073	79,789

LEM Holding SA (Registered)	27	46,101

Macnica Holdings, Inc.	1,600	71,558

Maxell Ltd.	3,800	37,719

Meiko Electronics Co. Ltd.(a)	7,400	243,587

Murata Manufacturing Co. Ltd.	25,800	476,029

Mycronic AB	924	32,647

NCAB Group AB(a)	4,028	26,625

Nichicon Corp.(a)	18,500	157,062

Nohmi Bosai Ltd.	2,500	38,255

Oki Electric Industry Co. Ltd.	22,200	159,554

Omron Corp.	2,800	97,150

Oxford Instruments plc	3,036	85,914

PAX Global Technology Ltd.	222,000	186,202

Renishaw plc	880	45,728

Restar Corp.	7,400	140,932

Riken Keiki Co. Ltd.(a)	2,400	59,480

Sensirion Holding AG* (a) (b)	266	17,605

Sesa SpA	294	30,791

Shimadzu Corp.	4,500	123,277

Siix Corp.	11,100	115,327

Softwareone Holding AG	5,615	95,874

Spectris plc	2,057	85,770

Taiyo Yuden Co. Ltd.(a)	2,500	59,289

TDK Corp.	6,300	283,603

Tokyo Electron Device Ltd.(a)	5,400	196,969

Topcon Corp.	4,100	48,304

Vaisala OYJ, Class A	836	31,286

Venture Corp. Ltd.	7,600	80,918

VSTECS Holdings Ltd.	226,000	144,479

VusionGroup* (a)	246	40,586

Yokogawa Electric Corp.	4,900	109,325
		9,544,178

Energy Equipment & Services – 0.5%

Aker Solutions ASA	7,560	28,740

Borr Drilling Ltd.(a)	4,018	21,425

DOF Group ASA*	53,243	394,726

John Wood Group plc*	33,661	62,549

Investments	Shares	Value

Energy Equipment & Services – (continued)

Lapidoth Capital Ltd.(a)	7,141	$115,520

Odfjell Drilling Ltd.	13,034	60,261

PGS ASA*	324,083	251,970

SBM Offshore NV	46,953	700,353

Secure Energy Services, Inc.	78,070	662,588

Subsea 7 SA*	3,608	58,710

Technip Energies NV	3,977	94,573

Tenaris SA	8,843	148,213

TGS ASA	1,927	22,134

Vallourec SACA* (a)	5,740	99,828
		2,721,590

Entertainment – 0.5%

Believe SA*	2,128	34,131

Bollore SE	12,858	83,865

Capcom Co. Ltd.	6,800	113,279

CD Projekt SA	1,193	34,938

CTS Eventim AG & Co. KGaA	704	62,629

Daiichikosho Co. Ltd.	2,200	25,766

DeNA Co. Ltd.*	1,100	11,156

Embracer Group AB, Class B* (a)	13,161	33,694

EVT Ltd.(a)	6,232	48,682

Gree, Inc.	7,600	22,554

GungHo Online Entertainment, Inc.	14,800	218,805

Kinepolis Group NV(a)	1,030	44,108

Koei Tecmo Holdings Co. Ltd.	2,492	23,358

Konami Group Corp.	1,000	60,712

MIXI, Inc.	3,800	58,196

Modern Times Group MTG AB, Class B*	3,952	34,188

Nexon Co. Ltd.	7,400	116,221

Nintendo Co. Ltd.	16,400	804,550

Paradox Interactive AB	952	14,606

Square Enix Holdings Co. Ltd.	1,800	65,405

Stillfront Group AB*	144,707	139,751

Toei Animation Co. Ltd.	1,000	16,668

Toho Co. Ltd.	1,200	40,309

Ubisoft Entertainment SA*	1,425	33,780

Universal Music Group NV(a)	14,097	417,528
		2,558,879

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – 1.6%

Adyen NV* (b)	444	$536,559

AMP Ltd.	65,142	46,530

Banca Mediolanum SpA	4,444	48,373

BFF Bank SpA(b)	58,941	759,423

Deutsche Pfandbriefbank AG(b)	48,100	228,970

Edenred SE	3,663	174,135

eGuarantee, Inc.	3,800	41,800

Eurazeo SE*	1,144	103,729

EXOR NV	2,368	260,035

Financial Partners Group Co. Ltd.	3,800	53,463

First National Financial Corp.	123	3,433

Fuyo General Lease Co. Ltd.	1,000	86,296

GRENKE AG	494	11,568

Groupe Bruxelles Lambert NV	1,813	135,408

HAL Trust	570	75,575

Helia Group Ltd.(a)	98,679	256,309

Hypoport SE*	252	66,986

Industrivarden AB, Class A	3,256	105,963

Industrivarden AB, Class C(a)	2,173	70,659

Investor AB, Class A(a)	9,287	229,131

Investor AB, Class B	25,123	623,388

Japan Securities Finance Co. Ltd.	4,700	47,877

Kinnevik AB, Class B*	7,562	80,264

L E Lundbergforetagen AB, Class B(a)	1,348	67,302

Liberty Financial Group Ltd.(a) (b)	26,714	68,259

M&G plc	30,210	76,071

Mitsubishi HC Capital, Inc.	14,800	96,259

Network International Holdings plc* (b)	14,574	71,754

Nexi SpA* (a) (b)	6,992	40,955

Nuvei Corp.(a) (b)	21,645	695,583

ORIX Corp.	23,700	488,112

OSB Group plc	132,608	681,781

Paragon Banking Group plc	70,485	631,485

PEUGEOT INVEST	308	34,843

Plus500 Ltd.	27,491	744,222

Ricoh Leasing Co. Ltd.	5,000	170,622

Sofina SA(a)	316	74,605

Tokyo Century Corp.	2,400	23,960

WAG Payment Solutions plc*	28,842	23,330

Investments	Shares	Value

Financial Services – (continued)

Washington H Soul Pattinson & Co. Ltd.(a)	2,856	$60,588

Wendel SE	798	81,956

Wise plc, Class A*	9,083	88,313

Worldline SA* (b)	5,698	59,732

Zenkoku Hosho Co. Ltd.	600	21,157
		8,346,763

Food Products – 2.1%

a2 Milk Co. Ltd. (The)* (a)	12,579	49,798

AAK AB	2,860	74,158

Agrana Beteiligungs AG	1,482	21,313

Ajinomoto Co., Inc.	7,400	276,269

Ariake Japan Co. Ltd.(a)	800	26,181

Aryzta AG*	60,879	115,830

Associated British Foods plc	4,551	151,353

Austevoll Seafood ASA	3,432	27,629

Bakkafrost P/F	820	50,277

Barry Callebaut AG (Registered)	74	119,736

Bell Food Group AG (Registered)	123	35,741

Bumitama Agri Ltd.	60,800	31,208

Calbee, Inc.	600	13,154

Chocoladefabriken Lindt & Spruengli AG(a)	24	277,643

Chocoladefabriken Lindt & Spruengli AG (Registered)	2	232,023

Cranswick plc	2,714	146,468

Danone SA	9,287	582,501

DyDo Group Holdings, Inc.(a)	1,000	17,367

Ebro Foods SA	3,420	58,583

Elders Ltd.(a)	55,065	303,572

Emmi AG (Registered)	41	40,010

First Pacific Co. Ltd.	740,000	347,236

First Resources Ltd.	5,100	5,273

Fuji Oil Holdings, Inc.	1,200	17,699

Glanbia plc	3,500	66,764

Golden Agri-Resources Ltd.	213,400	43,032

Grieg Seafood ASA	18,796	122,205

Hilton Food Group plc	7,220	82,811

House Foods Group, Inc.	2,400	47,385

Inghams Group Ltd.	17,712	42,325

Itoham Yonekyu Holdings, Inc.	1,240	32,425

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

JDE Peet’s NV	1,804	$40,160

Kagome Co. Ltd.	900	23,060

Kameda Seika Co. Ltd.	900	23,792

Kerry Group plc, Class A	1,924	166,225

Kikkoman Corp.	17,000	203,905

Kotobuki Spirits Co. Ltd.	2,500	25,903

KWS Saat SE & Co. KGaA	1,064	58,591

Leroy Seafood Group ASA	5,456	24,240

Lotus Bakeries NV	6	60,498

Maple Leaf Foods, Inc.	3,772	66,910

Maruha Nichiro Corp.(a)	14,800	289,012

MEIJI Holdings Co. Ltd.	3,400	76,161

Mitsui DM Sugar Holdings Co. Ltd.	3,800	74,013

Morinaga & Co. Ltd.	2,200	35,622

Morinaga Milk Industry Co. Ltd.	2,400	47,080

Mowi ASA	5,412	95,762

Nestle SA (Registered)	39,331	3,953,899

Nichirei Corp.(a)	1,600	40,222

Nippn Corp.(a)	4,000	61,894

Nisshin Seifun Group, Inc.	2,690	35,145

Nissin Foods Holdings Co. Ltd.	4,500	120,246

Nissui Corp.	11,400	68,698

Orkla ASA	8,856	60,617

Premier Foods plc	46,494	94,196

Premium Brands Holdings Corp., Class A	660	43,332

Prima Meat Packers Ltd.	3,800	55,733

Riken Vitamin Co. Ltd.	1,800	31,124

S Foods, Inc.	7,200	139,319

Sakata Seed Corp.	1,400	32,339

Salmar ASA	788	49,916

Saputo, Inc.	1,893	36,472

Savencia SA	608	34,325

Schouw & Co. A/S	4,107	330,899

Societe LDC SADIR	1,258	201,767

Strauss Group Ltd.	952	17,548

Suedzucker AG	1,979	28,355

Tate & Lyle plc	9,158	75,569

Toyo Suisan Kaisha Ltd.	1,800	112,565

Viscofan SA	943	60,196

WH Group Ltd.(b)	133,000	97,269

Investments	Shares	Value

Food Products – (continued)

Wilmar International Ltd.	51,800	$122,687

Yakult Honsha Co. Ltd.	4,800	94,130

Yamazaki Baking Co. Ltd.	2,900	70,268
		10,837,633

Gas Utilities – 0.5%

AltaGas Ltd.(a)	5,476	120,294

APA Group	23,384	126,334

Brookfield Infrastructure Corp., Class A	3,034	92,620

Enagas SA(a)	1,938	28,514

Hong Kong & China Gas Co. Ltd.	148,000	112,970

Italgas SpA	13,832	76,907

Naturgy Energy Group SA(a)	3,034	76,950

Nippon Gas Co. Ltd.	1,900	31,006

Osaka Gas Co. Ltd.	8,700	193,499

Rubis SCA	34,077	1,184,197

Saibu Gas Holdings Co. Ltd.	11,100	138,605

Shizuoka Gas Co. Ltd.	7,600	46,653

Snam SpA	32,042	147,390

Superior Plus Corp.(a)	10,208	69,324

Tokyo Gas Co. Ltd.	7,400	166,419
		2,611,682

Ground Transportation – 1.1%

ALD SA(b)	6,498	43,112

Aurizon Holdings Ltd.	29,146	72,486

Canadian National Railway Co.	7,918	963,001

Canadian Pacific Kansas City Ltd.	13,875	1,090,730

Central Japan Railway Co.	18,500	425,218

ComfortDelGro Corp. Ltd.	73,800	80,632

East Japan Railway Co.	15,300	281,275

Firstgroup plc	31,646	64,273

Fukuyama Transporting Co. Ltd.	11,100	269,450

Hankyu Hanshin Holdings, Inc.	3,900	102,454

Jungfraubahn Holding AG (Registered)	287	63,837

Keio Corp.	1,800	44,187

Keisei Electric Railway Co. Ltd.	2,900	108,599

Kelsian Group Ltd.(a)	6,900	24,912

Kintetsu Group Holdings Co. Ltd.(a)	2,200	56,690

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Ground Transportation – (continued)

Kyushu Railway Co.	2,100	$45,225

Maruzen Showa Unyu Co. Ltd.	7,400	221,720

MTR Corp. Ltd.(a)	25,264	83,501

Mullen Group Ltd.(a)	27,713	257,795

Nagoya Railroad Co. Ltd.	4,400	57,529

Nankai Electric Railway Co. Ltd.	3,000	52,378

Nikkon Holdings Co. Ltd.	3,800	74,858

Nishi-Nippon Railroad Co. Ltd.	1,100	17,178

Odakyu Electric Railway Co. Ltd.	4,600	51,886

Redde Northgate plc	77,293	372,128

Sakai Moving Service Co. Ltd.(a)	7,400	130,963

Seibu Holdings, Inc.	3,800	59,379

Seino Holdings Co. Ltd.	3,100	41,664

Sixt SE	308	29,640

Sixt SE (Preference)	298	20,711

Stef SA	1,258	171,099

TFI International, Inc.	1,147	149,677

Tobu Railway Co. Ltd.	3,700	73,711

Tokyu Corp.	8,300	98,552

Tourism Holdings Ltd.(a)	57,548	98,757

West Japan Railway Co.	7,400	140,791
		5,939,998

Health Care Equipment & Supplies – 1.2%

Alcon, Inc.	6,327	490,487

Ambu A/S, Class B* (a)	10,064	162,387

Ansell Ltd.	38	631

Arjo AB, Class B	11,562	49,215

Asahi Intecc Co. Ltd.(a)	3,200	47,360

BioMerieux	825	88,213

Carl Zeiss Meditec AG	715	75,763

Cochlear Ltd.	894	188,727

Coloplast A/S, Class B(a)	2,146	260,399

ConvaTec Group plc(b)	26,387	82,601

Demant A/S*	1,980	95,489

DiaSorin SpA	293	29,744

Draegerwerk AG & Co. KGaA (Preference)	646	34,330

Eckert & Ziegler SE	820	32,634

Elekta AB, Class B	2,128	15,355

EssilorLuxottica SA	1,959	420,608

EssilorLuxottica SA	2,629	564,460

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Fisher & Paykel Healthcare Corp. Ltd.	9,210	$155,162

Fukuda Denshi Co. Ltd.	3,700	154,005

Getinge AB, Class B	2,980	63,803

Hogy Medical Co. Ltd.	1,200	28,405

Hoya Corp.	5,400	633,800

Japan Lifeline Co. Ltd.	3,000	22,209

Koninklijke Philips NV* (a)	9,509	256,729

Medacta Group SA(b)	336	40,812

Medartis Holding AG* (a) (b)	304	26,583

Medmix AG(b)	456	7,508

Menicon Co. Ltd.	5,700	55,383

Nagaileben Co. Ltd.	1,500	22,448

Nanosonics Ltd.* (a)	16,777	31,811

Nihon Kohden Corp.	2,300	62,848

Nipro Corp.	4,100	33,245

Olympus Corp.	14,800	206,955

Paramount Bed Holdings Co. Ltd.	1,600	27,401

PHC Holdings Corp.(a)	7,600	55,057

Revenio Group OYJ	1,710	47,905

Siemens Healthineers AG(b)	3,848	214,364

Smith & Nephew plc	14,837	181,880

Sonova Holding AG (Registered)	709	197,436

Straumann Holding AG (Registered)	1,650	221,283

Surgical Science Sweden AB*	1,584	22,672

Sysmex Corp.	8,100	130,406

Terumo Corp.(a)	22,200	379,981

Vimian Group AB* (a)	12,578	34,723

Xvivo Perfusion AB*	1,892	65,331

Ypsomed Holding AG (Registered)	123	44,123
		6,062,671

Health Care Providers & Services – 0.3%

Alfresa Holdings Corp.	1,500	22,267

Amplifon SpA	2,112	70,977

Arvida Group Ltd.(a)	190,899	122,002

As One Corp.	1,600	26,562

Chartwell Retirement Residences	190	1,727

CVS Group plc	4,250	52,099

EBOS Group Ltd.(a)	2,099	43,547

Fagron	3,775	73,624

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Fresenius Medical Care AG	4,218	$178,600

Fresenius SE & Co. KGaA	8,732	261,147

Galenica AG(b)	792	60,664

H.U. Group Holdings, Inc.	4,100	62,595

Healius Ltd.* (a)	34,839	27,260

Medicover AB, Class B	3,403	54,257

NMC Health plc* ‡	2,074	—

Raffles Medical Group Ltd.	60,824	44,601

Ramsay Health Care Ltd.(a)	1,254	42,546

Ryman Healthcare Ltd.* (a)	11,375	27,396

Ship Healthcare Holdings, Inc.	1,900	28,398

Sonic Healthcare Ltd.	6,734	117,058

Spire Healthcare Group plc(b)	14,036	43,323

Summerset Group Holdings Ltd.	6,847	44,974

Suzuken Co. Ltd.	1,880	55,696

Terveystalo OYJ(b)	4,480	41,723

Tokai Corp.	4,100	54,818
		1,557,861

Health Care REITs – 0.2%

Aedifica SA, REIT	832	53,510

Assura plc, REIT	74,959	38,689

Cofinimmo SA, REIT	12,802	852,796

Parkway Life REIT, REIT	19,000	50,017

Primary Health Properties plc, REIT	50,008	57,452

Vital Healthcare Property Trust, REIT	30,574	39,531
		1,091,995

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KGaA	1,599	48,078

M3, Inc.	6,500	69,868

Medley, Inc.*	1,000	23,258

Nexus AG	608	33,610

Pro Medicus Ltd.	1,100	79,578

Sectra AB, Class B* (a)	2,948	58,875
		313,267

Hotel & Resort REITs – 0.0%(d)

CapitaLand Ascott Trust, REIT	32,566	21,731

Investments	Shares	Value

Hotel & Resort REITs – (continued)

CDL Hospitality Trusts, REIT	38,294	$27,378

Far East Hospitality Trust, REIT	53,976	24,341

Frasers Hospitality Trust, REIT	39,200	13,222

Hoshino Resorts REIT, Inc., REIT(a)	12	42,169

Invincible Investment Corp., REIT	38	17,097

Japan Hotel REIT Investment Corp., REIT	77	40,613
		186,551

Hotels, Restaurants & Leisure – 1.7%

Accor SA	3,108	137,283

Amadeus IT Group SA	6,105	390,100

AmRest Holdings SE*	6,191	40,317

Aristocrat Leisure Ltd.	9,583	248,411

Atom Corp.* (a)	5,800	33,282

Basic-Fit NV* (a) (b)	2,632	58,143

Betsson AB, Class B*	7,708	86,028

Cafe de Coral Holdings Ltd.	4,000	4,158

Carnival plc*	7,881	107,070

Collins Foods Ltd.	5,396	35,179

Colowide Co. Ltd.(a)	3,500	47,819

Compass Group plc	24,494	684,558

Corporate Travel Management Ltd.(a)	7,144	71,301

Create Restaurants Holdings, Inc.	4,400	30,421

Dalata Hotel Group plc	8,159	36,815

Deliveroo plc, Class A* (b)	58,525	98,051

Delivery Hero SE* (b)	3,145	88,778

Domino’s Pizza Enterprises Ltd.(a)	1,425	36,495

Domino’s Pizza Group plc	21,053	85,886

Entain plc	8,621	84,912

Evolution AB(b)	2,368	265,798

Flight Centre Travel Group Ltd.(a)	4,576	63,024

Fuji Kyuko Co. Ltd.(a)	1,000	21,447

Galaxy Entertainment Group Ltd.	36,000	163,172

Genting Singapore Ltd.	104,400	70,047

Greggs plc	1,558	53,141

Heiwa Corp.	2,450	30,780

HIS Co. Ltd.* (a)	3,800	42,524

Ichibanya Co. Ltd.	5,000	34,633

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

InterContinental Hotels Group plc	2,627	$258,284

J D Wetherspoon plc*	4,294	38,954

Just Eat Takeaway.com NV* (a) (b)	3,403	50,379

Kappa Create Co. Ltd.*	4,100	41,973

Kindred Group plc, SDR	5,043	56,881

KOMEDA Holdings Co. Ltd.	1,200	19,765

Kyoritsu Maintenance Co. Ltd.(a)	2,200	47,141

La Francaise des Jeux SAEM(b)	532	20,171

Lottery Corp. Ltd. (The)	30,457	96,513

Lottomatica Group Spa*	3,990	46,417

Mandarin Oriental International Ltd.	8,000	13,480

McDonald’s Holdings Co. Japan Ltd.	1,100	48,511

Melia Hotels International SA*	9,988	78,015

Miramar Hotel & Investment	38,000	48,440

Mitchells & Butlers plc*	88,874	268,750

Monogatari Corp. (The)	1,500	40,797

MOS Food Services, Inc.	2,100	46,573

MTY Food Group, Inc.	418	15,030

Ohsho Food Service Corp.	704	35,029

Oriental Land Co. Ltd.	16,400	454,592

Playtech plc*	94,498	627,126

Resorttrust, Inc.	4,100	68,223

Restaurant Brands International, Inc.(a)	4,033	306,588

Round One Corp.	11,400	50,493

Royal Holdings Co. Ltd.	1,600	25,093

Sands China Ltd.* (a)	30,400	72,607

Scandic Hotels Group AB* (a) (b)	40,663	215,431

SJM Holdings Ltd.*	114,000	42,124

SkiStar AB	2,828	39,679

SKYCITY Entertainment Group Ltd.(a)	282,865	297,946

Skylark Holdings Co. Ltd.	3,700	52,891

Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,850	217,592

Sodexo SA	1,258	109,963

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

SSP Group plc	39,109	$96,423

Star Entertainment Grp Ltd. (The)* (a)	146,381	38,496

Tabcorp Holdings Ltd.(a)	42,560	20,313

Toridoll Holdings Corp.(a)	1,100	26,527

Trainline plc* (b)	29,967	111,969

TUI AG*	154,956	1,099,497

Webjet Ltd.* (a)	20,377	108,898

Whitbread plc	2,322	92,080

Wynn Macau Ltd.* (a)	12,800	11,963

Zensho Holdings Co. Ltd.	1,800	70,174
		8,677,364

Household Durables – 1.3%

Azorim-Investment Development & Construction Co. Ltd.*	5,535	25,418

Barratt Developments plc	20,461	116,495

Bellway plc	2,640	83,634

Berkeley Group Holdings plc	1,312	77,443

Breville Group Ltd.(a)	2,420	40,621

Cairn Homes plc	187,886	319,015

Casio Computer Co. Ltd.	3,600	30,152

Chervon Holdings Ltd.(a)	48,100	117,587

Danya Cebus Ltd.(a)	2,870	66,036

De’ Longhi SpA	1,012	33,393

Dom Development SA	152	6,626

Electrolux AB, Class B*	3,198	28,356

Fiskars OYJ Abp(a)	2,204	41,288

Fujitsu General Ltd.(a)	2,100	27,210

GN Store Nord A/S* (a)	7,733	211,303

Haseko Corp.	3,500	42,358

JM AB(a)	21,645	373,506

JVCKenwood Corp.	51,800	264,653

Ki-Star Real Estate Co. Ltd.(a)	3,300	80,107

Man Wah Holdings Ltd.(a)	52,000	38,096

Nagawa Co. Ltd.(a)	500	23,449

Nikon Corp.	5,800	60,482

Open House Group Co. Ltd.	1,800	55,110

Panasonic Holdings Corp.	48,100	422,420

Persimmon plc	5,054	82,522

Pressance Corp.(a)	7,800	90,706

Redrow plc	95,127	765,898

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Rinnai Corp.	1,800	$39,176

Sangetsu Corp.(a)	2,256	48,098

SEB SA	616	73,243

Sekisui Chemical Co. Ltd.	7,400	108,227

Sekisui House Ltd.	14,800	341,021

Sony Group Corp.	18,500	1,538,287

Sumitomo Forestry Co. Ltd.(a)	3,300	102,440

Tamron Co. Ltd.(a)	6,800	318,038

Taylor Wimpey plc	68,006	112,318

Token Corp.(a)	2,600	178,769

Vistry Group plc*	7,920	118,806
		6,502,307

Household Products – 0.3%

Earth Corp.	600	16,776

Essity AB, Class B	9,065	226,792

Henkel AG & Co. KGaA	2,072	148,770

Henkel AG & Co. KGaA (Preference)	1,850	147,290

Lion Corp.(a)	8,200	73,707

Pigeon Corp.(a)	2,400	21,924

Reckitt Benckiser Group plc	10,730	600,301

Unicharm Corp.	7,400	220,874
		1,456,434

Independent Power and Renewable Electricity Producers – 0.5%

Boralex, Inc., Class A	5,883	118,315

Brookfield Renewable Corp., Class A	3,293	76,653

Capital Power Corp.(a)	3,515	91,927

Drax Group plc	132,682	860,594

EDP Renovaveis SA	1,102	15,165

Electric Power Development Co. Ltd.	3,100	52,824

Encavis AG*	7,326	132,383

Enlight Renewable Energy Ltd.* (a)	1,428	23,089

ERG SpA	704	19,045

Greenvolt-Energias Renovaveis SA*	6,900	61,236

Innergex Renewable Energy, Inc.	722	4,220

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

Meridian Energy Ltd.	20,828	$73,950

Neoen SA(b)	380	11,686

Northland Power, Inc.(a)	5,661	86,573

OY Nofar Energy Ltd.*	6,401	160,177

Polenergia SA*	1,596	26,269

RENOVA, Inc.*	1,000	9,456

RWE AG	14,097	491,839

Scatec ASA* (b)	8,405	61,894

Solaria Energia y Medio Ambiente SA*	4,811	49,255

TransAlta Corp.(a)	15,799	104,993

Voltalia SA (Registered)* (a)	2,112	17,660
		2,549,203

Industrial Conglomerates – 1.0%

Aker ASA, Class A	264	14,756

Bonheur ASA	6,993	159,762

Brookfield Business Corp., Class A	7,622	156,118

CK Hutchison Holdings Ltd.	55,856	273,167

DCC plc	1,924	132,141

Hikari Tsushin, Inc.	400	65,402

Hitachi Ltd.	13,900	1,291,380

Infratil Ltd.	8,272	53,453

Investment AB Latour, Class B(a)	2,024	49,697

Italmobiliare SpA	1,024	37,774

Jardine Cycle & Carriage Ltd.	3,800	73,840

Jardine Matheson Holdings Ltd.	3,700	141,969

Keppel Ltd.	20,000	100,898

Lifco AB, Class B	4,456	109,615

Nisshinbo Holdings, Inc.	11,400	86,787

Nolato AB, Class B	11,029	54,764

Noritsu Koki Co. Ltd.	7,400	145,776

NWS Holdings Ltd.	38,000	32,164

Siemens AG (Registered)	10,656	2,004,192

Smiths Group plc	4,847	98,078

Storskogen Group AB, Class B(a)	504,347	276,346

TOKAI Holdings Corp.(a)	4,100	25,272
		5,383,351

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial REITs – 0.3%

AIMS APAC REIT, REIT	55,165	$50,968

ARGAN SA, REIT	556	43,874

CapitaLand Ascendas REIT, REIT	54,435	103,781

Centuria Industrial REIT, REIT(a)	33,364	69,111

Dream Industrial REIT, REIT	7,125	64,360

ESR-LOGOS REIT, REIT	372,400	79,190

Frasers Logistics & Commercial Trust, REIT(b)	49,400	36,043

GLP J-REIT, REIT	38	31,030

Goodman Group, REIT	24,568	505,558

Goodman Property Trust, REIT	19,085	25,749

Granite REIT, REIT	484	23,974

Japan Logistics Fund, Inc., REIT	19	33,964

LaSalle Logiport REIT, REIT	44	44,261

Mapletree Industrial Trust, REIT	35,086	58,402

Mapletree Logistics Trust, REIT	62,253	61,625

Montea NV, REIT	672	57,914

Nippon Prologis REIT, Inc., REIT(a)	41	71,023

Property for Industry Ltd., REIT(a)	26,697	35,071

Segro plc, REIT	19,462	206,652

Tritax Big Box REIT plc, REIT	33,836	64,230

Warehouses De Pauw CVA, REIT	3,077	82,055
		1,748,835

Insurance – 4.2%

Admiral Group plc	3,959	135,284

Aegon Ltd.	32,116	201,095

Ageas SA/NV	3,330	153,604

AIA Group Ltd.	170,200	1,257,807

Allianz SE (Registered)	7,955	2,267,669

Alm Brand A/S	56,190	97,874

ASR Nederland NV	3,046	152,978

Assicurazioni Generali SpA	18,870	462,048

AUB Group Ltd.	2,926	53,751

Aviva plc	54,723	319,104

AXA SA	35,927	1,246,181

Baloise Holding AG (Registered)	888	134,388

Beazley plc	13,893	115,336

Clal Insurance Enterprises Holdings Ltd.*	2,546	42,749

Coface SA	34,521	533,372

Investments	Shares	Value

Insurance – (continued)

Conduit Holdings Ltd.	52,910	$331,919

Dai-ichi Life Holdings, Inc.	18,500	428,980

Definity Financial Corp.	1,025	34,238

Direct Line Insurance Group plc	28,600	66,538

Fairfax Financial Holdings Ltd.	481	524,015

Gjensidige Forsikring ASA	4,360	70,356

Great-West Lifeco, Inc.	5,336	158,117

Grupo Catalana Occidente SA	704	27,325

Hannover Rueck SE	925	229,857

Harel Insurance Investments & Financial Services Ltd.	3,957	36,395

Helvetia Holding AG (Registered)(a)	796	104,409

Hiscox Ltd.	7,807	120,239

iA Financial Corp., Inc.	2,146	130,367

Insurance Australia Group Ltd.	38,221	159,833

Intact Financial Corp.	2,516	414,380

Japan Post Holdings Co. Ltd.	40,700	390,797

Japan Post Insurance Co. Ltd.	4,400	82,525

Just Group plc	356,791	462,839

Lancashire Holdings Ltd.	79,328	605,916

Legal & General Group plc	115,514	341,352

Lifenet Insurance Co.* (a)	3,800	33,807

Mandatum OYJ*	10,146	47,213

Manulife Financial Corp.	37,333	872,557

Mapfre SA	22,440	54,274

Medibank Pvt Ltd.	44,131	102,017

Menora Mivtachim Holdings Ltd.(a)	492	11,879

Migdal Insurance & Financial Holdings Ltd.(a)	104,266	132,719

MS&AD Insurance Group Holdings, Inc.	35,700	645,760

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,109	929,531

nib holdings Ltd.	11,260	54,472

NN Group NV	5,519	255,817

Phoenix Group Holdings plc	10,868	66,654

Phoenix Holdings Ltd. (The)	5,085	48,923

Poste Italiane SpA(b)	10,313	131,444

Power Corp. of Canada	10,887	290,669

Powszechny Zaklad Ubezpieczen SA	11,227	142,283

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Protector Forsikring ASA	2,660	$54,285

Prudential plc	40,552	355,948

QBE Insurance Group Ltd.	30,747	353,989

Sampo OYJ, Class A	6,734	273,036

SCOR SE	2,204	72,207

Sompo Holdings, Inc.	22,200	440,149

Steadfast Group Ltd.(a)	17,908	65,934

Storebrand ASA	11,937	115,229

Sun Life Financial, Inc.	11,877	607,660

Suncorp Group Ltd.	17,427	188,076

Swiss Life Holding AG (Registered)(a)	481	325,684

Swiss Re AG	5,920	644,316

T&D Holdings, Inc.	7,400	121,182

Talanx AG	968	73,177

Tokio Marine Holdings, Inc.	29,600	938,796

Topdanmark A/S	880	36,788

Trisura Group Ltd.*	874	26,751

Tryg A/S	4,752	94,354

Unipol Gruppo SpA	6,080	54,739

Wuestenrot & Wuerttembergische AG	8,288	116,978

Zurich Insurance Group AG	2,146	1,039,365
		21,712,299

Interactive Media & Services – 0.2%

Adevinta ASA*	3,952	40,469

Auto Trader Group plc(b)	13,394	117,131

Baltic Classifieds Group plc	16,280	47,395

Better Collective A/S* (a)	2,464	66,337

CAR Group Ltd.(a)	6,178	135,715

Domain Holdings Australia Ltd.(a)	12,956	25,071

Hemnet Group AB	925	24,356

Infocom Corp.	1,600	27,452

Kakaku.com, Inc.(a)	1,600	18,540

LY Corp.	36,800	89,588

Moneysupermarket.com Group plc	28,412	76,631

REA Group Ltd.(a)	978	114,083

Rightmove plc	12,896	83,161

Scout24 SE(b)	1,232	91,027

Investments	Shares	Value

Interactive Media & Services – (continued)

SEEK Ltd.(a)	5,397	$85,055
		1,042,011

IT Services – 1.1%

Addnode Group AB, Class B(a)	5,472	57,134

Alten SA	616	72,914

Arad Investment & Industrial Development Ltd.* (a)	1,295	31,989

Atea ASA	2,420	31,118

Atos SE* (a)	36,630	79,273

Bechtle AG	1,364	66,068

BIPROGY, Inc.	1,100	32,141

Bouvet ASA	5,054	27,839

CANCOM SE	1,981	62,063

Capgemini SE	2,331	493,250

CGI, Inc.*	2,923	296,779

Computacenter plc	1,092	35,305

Data#3 Ltd.(a)	12,760	63,386

Digital Garage, Inc.	1,300	23,073

DTS Corp.	2,100	57,716

Exclusive Networks SA*	1,634	34,943

Formula Systems 1985 Ltd.(a)	3,737	273,333

Fujitsu Ltd.	26,000	402,396

GMO internet group, Inc.	1,200	19,891

Indra Sistemas SA(a)	9,250	178,327

Kainos Group plc	4,469	54,895

Keywords Studios plc	1,482	21,340

Kontron AG	3,168	63,954

Matrix IT Ltd.	10,841	219,582

Megaport Ltd.* (a)	6,954	60,960

NEC Corp.	3,700	270,391

NEC Networks & System Integration Corp.	2,400	39,973

NET One Systems Co. Ltd.	7,400	124,309

Netcompany Group A/S* (a) (b)	2,698	98,864

NEXTDC Ltd.* (a)	13,721	148,703

Nomura Research Institute Ltd.	6,045	147,317

NS Solutions Corp.	800	26,181

NTT Data Group Corp.	9,200	144,637

Obic Co. Ltd.	800	103,505

One Software Technologies Ltd.	3,880	53,993

Otsuka Corp.	5,000	100,022

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

OVH Groupe SAS* (a)	3,078	$21,968

Reply SpA(a)	484	63,655

SCSK Corp.	2,700	49,337

Secunet Security Networks AG	123	19,833

SHIFT, Inc.* (a)	300	27,986

Shopify, Inc., Class A*	17,020	1,197,353

Softcat plc	2,394	47,033

Sopra Steria Group	396	87,225

SUNeVision Holdings Ltd.(a)	90,000	28,653

TietoEVRY OYJ(a)	3,686	69,918

TIS, Inc.	4,600	98,685

Wavestone	532	30,433
		5,759,643

Leisure Products – 0.4%

Bandai Namco Holdings, Inc.	7,400	139,286

Beneteau SACA(a)	9,657	126,181

BRP, Inc.(a)	10,730	723,378

Games Workshop Group plc	684	84,876

MIPS AB(b)	1,517	51,995

Mizuno Corp.	7,400	360,678

Sanlorenzo SpA(a)	984	43,296

Sega Sammy Holdings, Inc.	2,600	34,283

Shimano, Inc.	1,100	180,450

Spin Master Corp.(b)	684	14,976

Technogym SpA(a) (b)	4,905	46,494

Thule Group AB(b)	2,024	57,903

Tomy Co. Ltd.	4,600	73,926

Universal Entertainment Corp.(a)	300	3,157

Yamaha Corp.	2,800	59,375

Yonex Co. Ltd.	5,600	44,874
		2,045,128

Life Sciences Tools & Services – 0.3%

AddLife AB, Class B(a)	6,847	64,004

Bachem Holding AG(a)	328	28,664

Biotage AB	3,690	56,480

Chemometec A/S	902	38,665

Eurofins Scientific SE(a)	1,850	113,939

Evotec SE*	3,042	31,681

Gerresheimer AG	574	61,989

Lonza Group AG (Registered)	1,110	617,722

Investments	Shares	Value

Life Sciences Tools & Services – (continued)

Oxford Nanopore Technologies plc*	35,096	$43,220

QIAGEN NV*	3,696	154,442

Sartorius AG (Preference)	370	111,684

Sartorius Stedim Biotech	380	82,482

Siegfried Holding AG (Registered)	38	36,544

SKAN Group AG	451	40,224

Tecan Group AG (Registered)	220	78,439

Wuxi Biologics Cayman, Inc.* (b)	53,500	93,987
		1,654,166

Machinery – 3.9%

Aalberts NV	2,405	115,514

Alfa Laval AB(a)	4,440	191,582

Alstom SA(a)	6,184	98,357

Amada Co. Ltd.	7,200	79,039

ANDRITZ AG	1,517	83,373

Atlas Copco AB, Class A	36,186	644,371

Atlas Copco AB, Class B	23,347	356,292

ATS Corp.*	1,476	48,657

AutoStore Holdings Ltd.* (a) (b)	15,006	21,681

Beijer Alma AB*	2,304	44,082

Bodycote plc	3,534	30,799

Bucher Industries AG (Registered)	82	31,740

Burckhardt Compression Holding AG	132	84,339

Bystronic AG	76	33,933

Cargotec OYJ, Class B*	684	54,121

CKD Corp.	4,100	77,876

Concentric AB	3,192	55,488

Construcciones y Auxiliar de Ferrocarriles SA	5,661	194,605

Daetwyler Holding AG(a)	407	84,759

Daifuku Co. Ltd.	6,900	143,029

Daimler Truck Holding AG	10,582	478,729

Danieli & C Officine Meccaniche SpA(a)	3,885	134,591

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	12,543	323,890

DMG Mori Co. Ltd.(a)	2,100	56,555

Duerr AG	17,612	453,842

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Ebara Corp.	1,100	$91,640

Electrolux Professional AB, Class B	13,038	85,289

Epiroc AB, Class A	8,584	161,734

Epiroc AB, Class B	4,256	71,580

FANUC Corp.	14,300	420,463

FLSmidth & Co. A/S	2,590	130,477

Fluidra SA	912	19,406

Fuji Corp.	1,000	16,891

Fujitec Co. Ltd.	2,400	59,373

GEA Group AG*	2,738	110,956

Georg Fischer AG (Registered)	1,478	103,943

Glory Ltd.	18,500	335,049

Harmonic Drive Systems, Inc.(a)	1,500	38,128

Hino Motors Ltd.*	7,600	22,250

Hitachi Construction Machinery Co. Ltd.	2,800	80,745

Hitachi Zosen Corp.	55,500	432,390

Hoshizaki Corp.	2,400	83,134

Husqvarna AB, Class B(a)	7,480	61,798

IHI Corp.	2,500	60,163

IMI plc	1,824	40,014

Indutrade AB	4,766	112,117

Interpump Group SpA	1,584	69,577

Interroll Holding AG (Registered)(a)	37	119,817

Iveco Group NV(a)	64,824	818,241

Japan Steel Works Ltd. (The)	25,900	633,654

Jungheinrich AG (Preference)	16,539	616,829

Kardex Holding AG (Registered)	264	70,235

Kawasaki Heavy Industries Ltd.(a)	2,800	87,132

KION Group AG	1,419	65,819

Kitz Corp.	25,900	221,203

Komatsu Ltd.	18,500	559,003

Komax Holding AG (Registered)	76	13,159

Kone OYJ, Class B	5,180	253,673

Konecranes OYJ	1,394	73,811

Krones AG	246	32,511

KSB SE & Co. KGaA (Preference)	259	170,039

Kubota Corp.(a)	18,500	299,252

Investments	Shares	Value

Machinery – (continued)

Kurita Water Industries Ltd.	2,500	$100,006

Kyokuto Kaihatsu Kogyo Co. Ltd.	11,100	181,632

Makita Corp.	4,200	122,852

Manitou BF SA(a)	3,857	95,060

Max Co. Ltd.	2,800	62,809

METAWATER Co. Ltd.	4,100	51,170

Metso OYJ(a)	11,433	130,499

MINEBEA MITSUMI, Inc.	7,311	138,517

MISUMI Group, Inc.	4,100	67,298

Mitsubishi Heavy Industries Ltd.	50,000	450,386

Mitsubishi Logisnext Co. Ltd.	7,600	75,679

Mitsuboshi Belting Ltd.(a)	1,300	40,025

Miura Co. Ltd.	2,100	33,322

Morgan Advanced Materials plc	101,491	399,037

Nachi-Fujikoshi Corp.(a)	7,400	160,588

NFI Group, Inc.*	4,826	39,694

NGK Insulators Ltd.	7,600	103,932

Nitta Corp.	7,400	191,625

Noritake Co. Ltd.	7,400	195,622

NSK Ltd.	15,200	83,850

NTN Corp.	181,300	361,759

OC Oerlikon Corp. AG (Registered)(a)	71,040	309,210

OSG Corp.	3,800	49,285

Palfinger AG	5,698	128,554

Pfeiffer Vacuum Technology AG	220	36,367

Rational AG	55	47,282

Rotork plc	13,640	55,235

Ryobi Ltd.	11,100	193,553

Sandvik AB(a)	14,245	289,030

Schindler Holding AG	594	148,961

Schindler Holding AG (Registered)	400	97,912

Seatrium Ltd.*	649,543	46,677

SFS Group AG	220	26,242

Shibaura Machine Co. Ltd.(a)	7,400	166,702

Shibuya Corp.	7,400	166,231

Shinmaywa Industries Ltd.	14,800	113,235

Skellerup Holdings Ltd.	9,956	26,512

SKF AB, Class A	1,408	29,440

SKF AB, Class B	5,609	117,537

SMC Corp.	900	477,667

Spirax-Sarco Engineering plc	1,221	135,229

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Stabilus SE	1,140	$70,943

Stadler Rail AG(a)	380	11,311

Star Micronics Co. Ltd.(a)	11,100	132,256

Sulzer AG (Registered)	280	34,071

Sumitomo Heavy Industries Ltd.	3,300	92,500

Tadano Ltd.	8,900	71,883

Takuma Co. Ltd.	7,600	95,528

Techtronic Industries Co. Ltd.	18,500	258,771

THK Co. Ltd.(a)	1,700	37,400

Tocalo Co. Ltd.(a)	3,800	43,997

TOMRA Systems ASA	3,872	48,146

Toyota Industries Corp.	2,300	219,674

Trelleborg AB, Class B	3,182	113,992

Troax Group AB	1,806	36,693

Tsubakimoto Chain Co.	9,600	331,865

Valmet OYJ(a)	3,228	80,973

VAT Group AG(b)	407	205,331

Vesuvius plc	70,929	426,750

Volvo AB, Class A	3,212	85,685

Volvo AB, Class B	31,450	812,045

Wacker Neuson SE	9,509	170,611

Wartsila OYJ Abp	5,720	106,176

Weir Group plc (The)	3,920	100,623

Yaskawa Electric Corp.	3,700	154,710
		20,050,896

Marine Transportation – 0.7%

AP Moller – Maersk A/S, Class A	65	92,812

AP Moller – Maersk A/S, Class B(a)	38	55,513

Clarkson plc	1,408	68,494

D/S Norden A/S	7,437	314,950

Dfds A/S	11,433	351,086

Golden Ocean Group Ltd.	4,796	67,929

Gram Car Carriers ASA	4,879	113,448

Hoegh Autoliners ASA	1,824	19,304

Iino Kaiun Kaisha Ltd.	33,300	267,686

Kawasaki Kisen Kaisha Ltd.(a)	11,100	155,956

Kuehne + Nagel International AG (Registered)(a)	740	196,629

Mitsui OSK Lines Ltd.(a)	8,500	269,533

MPC Container Ships ASA	125,060	202,313

Investments	Shares	Value

Marine Transportation – (continued)

Nippon Yusen KK(a)	11,100	$315,017

NS United Kaiun Kaisha Ltd.(a)	3,800	115,064

Odfjell SE, Class A	6,118	96,901

Pacific Basin Shipping Ltd.(a)	1,813,000	630,512

SITC International Holdings Co. Ltd.	24,000	52,289

Stolt-Nielsen Ltd.	1,435	61,551

Wallenius Wilhelmsen ASA	2,952	30,015

Wilh Wilhelmsen Holding ASA, Class A	4,921	172,415

Wilh Wilhelmsen Holding ASA, Class B	2,091	69,485
		3,718,902

Media – 0.9%

4imprint Group plc	1,517	119,289

Ascential plc* (a)	17,480	68,464

Atresmedia Corp. de Medios de Comunicacion SA	30,377	153,309

CyberAgent, Inc.(a)	6,300	39,622

Cyfrowy Polsat SA*	11,020	27,385

Dentsu Group, Inc.(a)	3,700	100,374

Eutelsat Communications SACA* (a)	96,755	391,682

Future plc	31,709	263,240

Hakuhodo DY Holdings, Inc.(a)	4,700	43,994

Informa plc	17,760	176,972

IPSOS SA	13,209	888,382

ITV plc	48,868	43,017

JCDecaux SE*	968	20,307

Metropole Television SA(a)	17,057	241,839

MFE-MediaForEurope NV, Class A	56,410	166,353

MFE-MediaForEurope NV, Class B(a)	21,558	86,948

Nine Entertainment Co. Holdings Ltd.(a)	34,440	34,105

ProSiebenSat.1 Media SE	57,239	446,780

Publicis Groupe SA	3,441	382,094

RTL Group SA	1,056	32,688

Sanoma OYJ	3,895	28,403

Schibsted ASA, Class A	1,862	53,435

SES SA, Class A, ADR	9,044	44,116

SKY Perfect JSAT Holdings, Inc.	15,200	89,829

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Stroeer SE & Co. KGaA	1,628	$104,705

Television Francaise 1 SA	28,268	259,335

TV Asahi Holdings Corp.	8,400	110,655

TX Group AG	205	31,963

Vivendi SE	9,805	100,290

WPP plc	26,381	266,972

YouGov plc	4,715	51,364
		4,867,911

Metals & Mining – 4.7%

Acerinox SA	59,681	645,797

Agnico Eagle Mines Ltd.(a)	8,087	513,174

Alamos Gold, Inc., Class A	4,021	59,268

Alleima AB	14,134	88,853

Allied Gold Corp.* (a)	11,058	29,781

Alumina Ltd.* (a)	155,762	164,359

AMG Critical Materials NV(a)	9,102	215,279

Anglo American plc	26,048	859,106

Antofagasta plc	5,230	144,727

Aperam SA(a)	14,541	426,636

ArcelorMittal SA	12,062	304,247

ARE Holdings, Inc.	25,900	336,084

Aurubis AG	738	59,341

AVZ Minerals Ltd.* ‡ (a)	111,012	10,092

B2Gold Corp.	13,694	34,687

Barrick Gold Corp.	27,195	456,623

Bekaert SA	11,211	564,125

Bellevue Gold Ltd.*	49,941	57,886

BHP Group Ltd.	74,666	2,086,282

BlueScope Steel Ltd.	9,213	136,939

Boliden AB	5,291	177,445

Capricorn Metals Ltd.* (a)	19,272	62,697

Capstone Copper Corp.*	20,535	142,445

Centamin plc	381,507	578,977

Centerra Gold, Inc.	8,892	54,238

Champion Iron Ltd.	6,468	30,072

De Grey Mining Ltd.* (a)	86,240	73,640

Deterra Royalties Ltd.	29,023	93,288

Dowa Holdings Co. Ltd.	1,100	41,361

Dundee Precious Metals, Inc.	62,826	476,505

Eldorado Gold Corp.*	9,582	136,841

Emerald Resources NL* (a)	21,402	49,197

Investments	Shares	Value

Metals & Mining – (continued)

Endeavour Mining plc	532	$11,344

Equinox Gold Corp.* (a)	14,247	77,257

Eramet SA(a)	2,812	274,665

ERO Copper Corp.* (a)	4,268	87,202

Evolution Mining Ltd.	35,786	94,345

Falcon Metals Ltd.*	1	—	(e)

Filo Corp.*	4,428	79,513

First Majestic Silver Corp.(a)	14,596	97,530

First Quantum Minerals Ltd.	12,506	159,118

Foran Mining Corp.* (a)	11,210	34,433

Fortescue Ltd.	32,301	546,390

Fortuna Silver Mines, Inc.* (a)	16,720	76,064

Franco-Nevada Corp.	3,014	363,562

Fresnillo plc	3,872	27,054

Genesis Minerals Ltd.* (a)	52,288	59,758

Glencore plc	197,839	1,158,606

Gold Road Resources Ltd.(a)	59,580	63,449

Granges AB	5,662	67,526

Grupa Kety SA	308	64,206

Hill & Smith plc	3,280	77,623

Hudbay Minerals, Inc.	98,827	833,719

IAMGOLD Corp.*	25,911	92,226

IGO Ltd.	16,378	84,123

Ivanhoe Mines Ltd., Class A* (a)	9,981	135,565

Jastrzebska Spolka Weglowa SA*	1,710	12,974

JFE Holdings, Inc.	11,100	166,537

K92 Mining, Inc.*	5,700	30,370

KGHM Polska Miedz SA	3,160	109,842

Kinross Gold Corp.	20,745	134,087

Kobe Steel Ltd.	10,600	130,239

Kyoei Steel Ltd.	7,400	105,946

Labrador Iron Ore Royalty Corp.	22,274	487,520

Liontown Resources Ltd.* (a)	27,470	22,208

Lithium Americas Corp.* (a)	42,143	216,566

Lundin Gold, Inc.	4,218	57,444

Lundin Mining Corp.	12,392	141,793

Lynas Rare Earths Ltd.* (a)	13,899	59,206

MAG Silver Corp.* (a)	4,656	57,376

Maruichi Steel Tube Ltd.	2,000	51,727

Mineral Resources Ltd.(a)	2,664	124,879

Mitsubishi Materials Corp.	3,800	74,689

Nickel Industries Ltd.	41,914	25,856

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Nippon Light Metal Holdings Co. Ltd.	18,500	$220,545

Nippon Steel Corp.	18,515	416,621

Nittetsu Mining Co. Ltd.	3,700	117,208

Norsk Hydro ASA	27,010	168,048

Northern Star Resources Ltd.	15,844	153,707

Novagold Resources, Inc.*	18,278	53,217

OceanaGold Corp.	248,419	538,842

Orla Mining Ltd.* (a)	10,780	41,979

OSAKA Titanium Technologies Co. Ltd.(a)	1,300	20,454

Osisko Gold Royalties Ltd.(a)	10,286	158,350

Osisko Mining, Inc.*	17,794	39,374

Outokumpu OYJ(a)	7,392	30,074

Pan American Silver Corp.	4,560	84,273

Perenti Ltd.	299,626	185,807

Perseus Mining Ltd.(a)	475,709	713,563

Pilbara Minerals Ltd.(a)	34,446	90,812

Regis Resources Ltd.* (a)	40,098	57,804

Rio Tinto Ltd.	7,363	623,894

Rio Tinto plc	22,311	1,528,697

Salzgitter AG	8,251	213,502

Sandfire Resources Ltd.* (a)	11,931	73,988

Sandstorm Gold Ltd.	13,772	75,383

Sanyo Special Steel Co. Ltd.	7,800	106,270

Silver Lake Resources Ltd.*	62,130	58,902

SilverCrest Metals, Inc.* (a)	9,416	77,242

Sims Ltd.(a)	9,196	72,015

South32 Ltd.	92,278	215,115

SSAB AB, Class A(a)	6,150	34,998

SSAB AB, Class B(a)	12,333	70,003

SSR Mining, Inc.	3,864	20,757

Stelco Holdings, Inc.	10,360	300,955

Sumitomo Metal Mining Co. Ltd.	5,500	185,728

Teck Resources Ltd., Class B	8,954	441,166

thyssenkrupp AG	8,316	41,863

Toho Titanium Co. Ltd.(a)	1,700	14,757

Tokyo Steel Manufacturing Co. Ltd.	4,100	43,693

UACJ Corp.	14,000	430,591

voestalpine AG	1,880	50,496

Wesdome Gold Mines Ltd.* (a)	3,534	26,495

Investments	Shares	Value

Metals & Mining – (continued)

Wheaton Precious Metals Corp.(a)	6,882	$359,266

Yamato Kogyo Co. Ltd.	1,300	70,079

Yodogawa Steel Works Ltd.	10,300	325,301

Zimplats Holdings Ltd.(a)	4,902	53,731
		24,290,094

Multi-Utilities – 0.7%

A2A SpA	29,479	58,486

ACEA SpA(a)	14,615	254,409

AGL Energy Ltd.	12,344	75,828

Algonquin Power & Utilities Corp.(a)	16,539	101,243

Canadian Utilities Ltd., Class A	3,914	87,690

Centrica plc	120,065	192,359

E.ON SE	46,139	611,743

Engie SA*	38,332	666,850

Hera SpA(a)	19,272	69,857

Iren SpA	218,004	439,162

National Grid plc	54,501	715,191

REN – Redes Energeticas Nacionais SGPS SA	17,917	43,392

Sembcorp Industries Ltd.	16,300	64,184

Telecom Plus plc	4,728	102,774

Vector Ltd.	9,652	21,304

Veolia Environnement SA	12,025	375,317
		3,879,789

Office REITs – 0.2%

Abacus Group, REIT(a)	35,454	26,706

Allied Properties REIT, REIT(a)	21,312	262,628

Champion REIT, REIT	108,000	24,165

Derwent London plc, REIT	1,368	35,218

Dexus, REIT	25,937	119,916

Gecina SA, REIT	440	45,165

Global One Real Estate Investment Corp., REIT(a)	48	32,760

Great Portland Estates plc, REIT	12,800	62,828

Ichigo Office REIT Investment Corp., REIT(a)	41	21,078

Inmobiliaria Colonial Socimi SA, REIT	6,346	37,286

Japan Excellent, Inc., REIT	76	62,301

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Office REITs – (continued)

Japan Prime Realty Investment Corp., REIT(a)	13	$28,253

Japan Real Estate Investment Corp., REIT	24	81,746

Keppel REIT, REIT	3,800	2,452

Mirai Corp., REIT(a)	88	25,276

Mori Hills REIT Investment Corp., REIT	38	33,179

Nippon Building Fund, Inc., REIT(a)	24	91,965

Precinct Properties Group, REIT	67,298	46,594

Workspace Group plc, REIT	4,978	31,010
		1,070,526

Oil, Gas & Consumable Fuels – 6.5%

Advantage Energy Ltd.*	51,689	404,076

Africa Oil Corp.	133,744	238,507

Aker BP ASA	4,625	113,598

Ampol Ltd.	4,958	118,509

ARC Resources Ltd.	13,579	246,406

Athabasca Oil Corp.* (a)	194,139	678,289

Avance Gas Holding Ltd.(b)	5,472	79,850

Baytex Energy Corp.	20,558	76,315

Beach Energy Ltd.(a)	39,336	41,124

Birchcliff Energy Ltd.(a)	84,286	347,242

Bluenord ASA*	646	33,192

Boss Energy Ltd.* (a)	21,197	67,996

BP plc	354,275	2,308,523

BRIGHTOIL* ‡	50,147	—

BW LPG Ltd.(b)	2,774	40,354

Cameco Corp.	6,105	279,110

Canadian Natural Resources Ltd.	21,978	1,668,847

Cardinal Energy Ltd.(a)	45,584	234,249

Cenovus Energy, Inc.(a)	25,123	517,144

Cool Co. Ltd.(a)	7,714	84,286

Cosmo Energy Holdings Co. Ltd.(a)	1,600	76,957

Crescent Point Energy Corp.	15,016	132,689

Denison Mines Corp.* (a)	51,797	103,304

Diversified Energy Co. plc(b)	17,834	251,445

DNO ASA	275,761	259,223

Enbridge, Inc.	32,005	1,140,332

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

ENEOS Holdings, Inc.	51,800	$240,591

Energean plc(a)	43,882	606,613

Energy Fuels, Inc.* (a)	10,296	53,434

Enerplus Corp.	5,535	108,496

Eni SpA	41,440	670,672

Equinor ASA	19,906	537,368

Equital Ltd.* (a)	5,883	163,450

Etablissements Maurel et Prom SA	19,382	123,931

FLEX LNG Ltd.(a)	1,176	30,923

Freehold Royalties Ltd.	5,060	52,189

Galp Energia SGPS SA	10,582	228,559

Gaztransport Et Technigaz SA(a)	410	57,429

Gibson Energy, Inc.	10,286	169,056

Hafnia Ltd.	7,872	59,853

Harbour Energy plc	195,730	708,046

Headwater Exploration, Inc.	67,895	369,658

Idemitsu Kosan Co. Ltd.	28,710	196,034

Imperial Oil Ltd.	3,922	270,202

Inpex Corp.	20,500	311,672

International Petroleum Corp.* (a)	27,491	340,573

Ithaca Energy plc	41,458	61,567

Itochu Enex Co. Ltd.	18,600	180,368

Iwatani Corp.	1,397	79,604

Japan Petroleum Exploration Co. Ltd.(a)	1,700	72,271

Karoon Energy Ltd.*	258,926	327,020

Keyera Corp.(a)	3,108	79,903

Koninklijke Vopak NV	114	4,549

MEG Energy Corp.*	4,928	112,309

Mitsuuroko Group Holdings Co. Ltd.	11,100	95,436

Naphtha Israel Petroleum Corp. Ltd.*	10,742	55,862

Neste OYJ	6,586	150,278

New Hope Corp. Ltd.	17,010	50,257

NexGen Energy Ltd.* (a)	10,944	83,483

NuVista Energy Ltd.* (a)	59,496	538,727

Oil Refineries Ltd.	772,338	225,342

Okeanis Eco Tankers Corp.(a) (b)	4,440	138,322

OMV AG	3,441	164,391

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

ORLEN SA	12,358	$202,918

Paladin Energy Ltd.*	14,707	133,413

Paramount Resources Ltd., Class A	2,772	62,952

Parex Resources, Inc.(a)	34,225	597,882

Parkland Corp.	2,923	90,231

Paz Oil Co. Ltd.	3,368	337,454

Pembina Pipeline Corp.	8,806	310,487

Peyto Exploration & Development Corp.(a)	64,195	719,119

PrairieSky Royalty Ltd.(a)	3,977	75,930

Repsol SA	23,828	375,165

San-Ai Obbli Co. Ltd.(a)	18,500	243,822

Santos Ltd.	53,835	269,175

Saras SpA	143,523	271,628

Serica Energy plc	71,447	166,400

Shell plc	136,234	4,883,860

Strike Energy Ltd.* (a)	129,355	18,479

Suncor Energy, Inc.	24,420	933,714

Tamarack Valley Energy Ltd.(a)	174,529	473,846

TC Energy Corp.(a)	15,762	565,842

Topaz Energy Corp.	3,731	61,891

TORM plc, Class A(a)	13,246	458,412

TotalEnergies SE	45,436	3,332,270

Tourmaline Oil Corp.	6,586	322,529

United Energy Group Ltd.(a)	358,000	25,633

Var Energi ASA	7,339	24,110

Verbio SE	1,107	23,223

Vermilion Energy, Inc.(a)	56,351	650,527

Viva Energy Group Ltd.(b)	17,630	39,267

Whitecap Resources, Inc.(a)	11,932	90,672

Whitehaven Coal Ltd.	16,702	83,727

Woodside Energy Group Ltd.	39,554	725,069
		33,829,652

Paper & Forest Products – 0.3%

Canfor Corp.*	19,203	202,814

Daio Paper Corp.	3,745	26,963

Hokuetsu Corp.(a)	11,100	94,590

Holmen AB, Class B(a)	1,540	60,557

Mondi plc	6,828	129,870

Navigator Co. SA (The)	5,269	23,392

Investments	Shares	Value

Paper & Forest Products – (continued)

Nippon Paper Industries Co. Ltd.(a)	37,000	$259,105

Oji Holdings Corp.	11,400	44,820

Semapa-Sociedade de Investimento e Gestao	4,873	82,846

Stella-Jones, Inc.	1,558	90,700

Stora Enso OYJ, Class A(a)	2,501	33,561

Stora Enso OYJ, Class R	5,168	69,350

Svenska Cellulosa AB SCA, Class A(a)	2,068	30,259

Svenska Cellulosa AB SCA, Class B	6,314	93,221

UPM-Kymmene OYJ	7,548	265,687

West Fraser Timber Co. Ltd.(a)	1,238	95,014
		1,602,749

Passenger Airlines – 0.3%

Air Canada*	5,192	76,793

Air France-KLM* (a)	3,677	37,893

Air New Zealand Ltd.	11,968	3,895

ANA Holdings, Inc.	2,400	45,753

Cathay Pacific Airways Ltd.(a)	38,000	41,055

Deutsche Lufthansa AG (Registered)*	11,161	80,124

easyJet plc	6,806	45,900

Exchange Income Corp.(a)	2,255	76,127

Finnair OYJ* (a)	35,592	111,887

Japan Airlines Co. Ltd.	2,800	49,812

JET2 plc	4,018	72,247

Norwegian Air Shuttle ASA*	150,738	198,799

Qantas Airways Ltd.*	22,968	87,994

Singapore Airlines Ltd.	25,999	124,681

Wizz Air Holdings plc* (a) (b)	17,390	484,709
		1,537,669

Personal Care Products – 1.0%

Beiersdorf AG	1,480	222,419

euglena Co. Ltd.* (a)	4,400	14,540

Fancl Corp.	400	4,683

Haleon plc	82,954	352,642

Intercos SpA	2,166	30,432

Interparfums SA	159	8,084

Kao Corp.	7,100	294,395

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Care Products – (continued)

Kobayashi Pharmaceutical Co. Ltd.	900	$32,005

Kose Corp.(a)	700	36,262

L’Occitane International SA	4,500	18,584

L’Oreal SA	3,515	1,652,387

Milbon Co. Ltd.	1,000	19,744

Noevir Holdings Co. Ltd.	1,000	33,171

Pola Orbis Holdings, Inc.(a)	2,000	18,390

PZ Cussons plc	17,220	21,993

Rohto Pharmaceutical Co. Ltd.	3,900	76,407

Shiseido Co. Ltd.	6,000	160,709

Unilever plc	37,111	1,924,257
		4,921,104

Pharmaceuticals – 4.9%

ALK-Abello A/S, Class B*	7,705	144,151

Almirall SA	4,564	41,822

Astellas Pharma, Inc.	29,600	284,780

AstraZeneca plc	22,940	3,464,728

Bausch Health Cos., Inc.*	106,375	933,012

Bayer AG (Registered)	17,575	513,963

Camurus AB*	1,435	65,135

Chugai Pharmaceutical Co. Ltd.	8,500	272,774

Daiichi Sankyo Co. Ltd.	27,000	920,332

Eisai Co. Ltd.	4,100	169,404

Faes Farma SA	17,897	65,159

Financiere de Tubize SA(a)	510	53,005

GSK plc	60,421	1,265,727

H Lundbeck A/S, Class A	5,650	23,854

Haw Par Corp. Ltd.	8,200	59,046

Hikma Pharmaceuticals plc	2,800	67,456

Hutchmed China Ltd.* (a)	12,540	46,713

Indivior plc*	6,882	124,261

Ipsen SA	732	89,305

JCR Pharmaceuticals Co. Ltd.(a)	2,400	12,430

Kaken Pharmaceutical Co. Ltd.	1,500	32,647

Kissei Pharmaceutical Co. Ltd.	1,400	32,250

Kyorin Pharmaceutical Co. Ltd.	3,800	44,408

Kyowa Kirin Co. Ltd.	4,300	72,384

Laboratorios Farmaceuticos Rovi SA	874	78,780

Merck KGaA	1,887	300,533

Investments	Shares	Value

Pharmaceuticals – (continued)

Mochida Pharmaceutical Co. Ltd.	900	$18,244

Nippon Shinyaku Co. Ltd.	1,400	38,824

Novartis AG (Registered)	30,081	2,920,692

Novo Nordisk A/S, Class B	49,543	6,410,791

Ono Pharmaceutical Co. Ltd.	7,400	107,028

Orion OYJ, Class A	352	13,587

Orion OYJ, Class B	1,855	70,988

Otsuka Holdings Co. Ltd.	7,500	321,323

Recordati Industria Chimica e Farmaceutica SpA	1,628	87,124

Roche Holding AG	518	136,002

Roche Holding AG – BR	10,175	2,447,370

Sandoz Group AG*	8,251	280,236

Sanofi SA	16,761	1,668,152

Santen Pharmaceutical Co. Ltd.	4,500	43,595

Shionogi & Co. Ltd.	4,000	187,437

Sumitomo Pharma Co. Ltd.* (a)	70,300	178,246

Takeda Pharmaceutical Co. Ltd.	22,200	585,877

Teva Pharmaceutical Industries Ltd.* (a)	22,644	319,841

Torii Pharmaceutical Co. Ltd.	800	20,055

Tsumura & Co.	900	21,733

UCB SA	1,554	206,954

Virbac SACA	132	48,976

ZERIA Pharmaceutical Co. Ltd.	1,800	23,941
		25,335,075

Professional Services – 1.5%

Adecco Group AG (Registered)	2,368	83,241

AFRY AB	6,460	103,234

ALS Ltd.	8,712	74,165

Applus Services SA	42,291	573,385

Arcadis NV	1,189	73,928

BayCurrent Consulting, Inc.	1,400	29,999

Bell System24 Holdings, Inc.	3,800	37,405

Benefit One, Inc.* (a)	3,800	52,280

Benefit Systems SA	76	51,840

Bureau Veritas SA	4,551	133,430

Computershare Ltd.	8,029	141,967

Danel Adir Yeoshua Ltd.	533	48,410

dip Corp.	1,400	23,798

en Japan, Inc.	2,000	33,438

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Experian plc	13,431	$545,564

Funai Soken Holdings, Inc.	2,700	41,007

Hays plc	557,220	642,254

Hilan Ltd.	646	36,467

Infomart Corp.	17,600	41,605

Insource Co. Ltd.	3,800	18,666

Intertek Group plc	2,590	160,337

IPH Ltd.(a)	14,593	59,604

JAC Recruitment Co. Ltd.(a)	5,200	25,213

McMillan Shakespeare Ltd.	3,198	38,459

MEITEC Group Holdings, Inc.	2,400	45,014

Nihon M&A Center Holdings, Inc.(a)	4,800	26,473

Open Up Group, Inc.(a)	4,400	56,200

Pagegroup plc	20,276	113,284

Persol Holdings Co. Ltd.	42,000	58,503

Randstad NV	2,183	110,173

Recruit Holdings Co. Ltd.	22,200	973,688

RELX plc	27,380	1,132,396

RWS Holdings plc	90,465	195,514

SGS SA (Registered)(a)	2,736	241,814

SmartGroup Corp. Ltd.	7,766	48,361

SMS Co. Ltd.	2,000	27,948

TechnoPro Holdings, Inc.	1,100	18,873

Teleperformance SE*	1,258	114,981

Thomson Reuters Corp.	2,109	319,194

Tinexta Spa	1,056	20,031

TKC Corp.	3,800	87,777

Transcosmos, Inc.	7,400	160,588

UT Group Co. Ltd.	11,100	234,887

Wolters Kluwer NV	3,515	528,997
		7,584,392

Real Estate Management & Development – 2.5%

Aeon Mall Co. Ltd.	1,990	22,807

AFI Properties Ltd.* (a)	1,710	69,729

Africa Israel Residences Ltd.	2,065	124,372

Airport City Ltd.*	1,928	29,877

Allreal Holding AG (Registered)	366	59,301

Alony Hetz Properties & Investments Ltd.	55,093	358,976

Altus Group Ltd.(a)	1,672	61,484

Investments	Shares	Value

Real Estate Management & Development – (continued)

Amot Investments Ltd.	5,448	$23,004

Aroundtown SA* (a)	281,200	587,064

Atrium Ljungberg AB, Class B	792	14,100

Aura Investments Ltd.(a)	20,178	78,497

Azrieli Group Ltd.	532	34,507

Big Shopping Centers Ltd.* (a)	287	29,727

Blue Square Real Estate Ltd.	1,739	130,689

Bukit Sembawang Estates Ltd.	19,000	46,673

CA Immobilien Anlagen AG	572	18,654

Capitaland India Trust	55,054	40,370

CapitaLand Investment Ltd.*	41,031	80,031

Castellum AB*	9,805	119,080

Catena AB	924	40,998

Cibus Nordic Real Estate AB publ	17,316	228,205

City Developments Ltd.	9,400	42,390

CK Asset Holdings Ltd.	37,000	159,189

Colliers International Group, Inc.(a)	748	78,053

Corem Property Group AB, Class B(a)	170,977	128,904

CTP NV(b)	1,444	24,642

Daito Trust Construction Co. Ltd.	1,300	139,736

Daiwa House Industry Co. Ltd.	14,100	397,827

Deutsche EuroShop AG	3,420	69,114

Deutsche Wohnen SE	1,012	19,196

Dios Fastigheter AB	7,480	57,859

Electra Real Estate Ltd.(a)	1,476	14,402

Entra ASA* (b)	2,068	19,160

ESR Group Ltd.(a) (b)	32,800	36,234

Fabege AB	5,412	42,060

Fastighets AB Balder, Class B* (a)	12,348	79,786

FastPartner AB, Class A	3,124	21,261

FirstService Corp.	659	96,990

Frasers Property Ltd.	41,800	24,521

G City Ltd.*	28,290	82,540

Grainger plc	27,170	87,264

Grand City Properties SA*	26,011	290,638

Great Eagle Holdings Ltd.(a)	75,451	115,571

GuocoLand Ltd.	118,400	130,229

Hang Lung Group Ltd.	296,000	352,723

Heiwa Real Estate Co. Ltd.	1,300	36,101

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Henderson Land Development Co. Ltd.	33,239	$101,147

Hiag Immobilien Holding AG(a)	342	27,669

Ho Bee Land Ltd.	49,400	69,912

Hufvudstaden AB, Class A	304	3,565

Hulic Co. Ltd.(a)	11,100	102,842

Hysan Development Co. Ltd.(a)	222,000	347,425

Ichigo, Inc.	17,800	48,186

IMMOFINANZ AG*	2,132	53,002

Intershop Holding AG	380	51,128

Israel Canada T.R Ltd.(a)	53,132	196,872

Isras Investment Co. Ltd.(a)	519	99,491

IWG plc*	28,576	66,518

Jeudan A/S(a)	3,071	91,135

K Wah International Holdings Ltd.(a)	666,000	155,830

Katitas Co. Ltd.	3,800	46,219

Keihanshin Building Co. Ltd.	4,100	41,218

Kerry Properties Ltd.	38,000	74,142

Kojamo OYJ*	1,596	17,748

Kowloon Development Co. Ltd.(a)	114,000	79,146

LEG Immobilien SE*	1,120	95,709

Lendlease Corp. Ltd.(a)	14,582	61,263

Leopalace21 Corp.	59,200	197,126

Lifestyle Communities Ltd.(a)	6,920	54,057

Mainstreet Equity Corp.	266	32,934

Mega Or Holdings Ltd., REIT(a)	1,216	31,693

Melisron Ltd.	460	31,698

Mitsubishi Estate Co. Ltd.	18,500	341,868

Mitsui Fudosan Co. Ltd.	44,400	455,102

Mivne Real Estate KD Ltd.	14,248	34,451

Mobimo Holding AG (Registered)	228	63,889

Morguard Corp.	1,776	143,065

Nomura Real Estate Holdings, Inc.	1,400	39,438

NP3 Fastigheter AB	1,462	30,903

Nyfosa AB	46,435	409,314

Pandox AB, Class B(a)	5,412	85,007

PEXA Group Ltd.* (a)	7,380	58,752

Platzer Fastigheter Holding AB, Class B(a)	3,080	25,283

Investments	Shares	Value

Real Estate Management & Development – (continued)

Prashkovsky Investments and Construction Ltd.(a)	3,040	$71,902

PSP Swiss Property AG (Registered)	717	89,044

Relo Group, Inc.	2,270	19,885

Sagax AB, Class B	2,420	61,338

SAMTY Co. Ltd.(a)	14,800	253,368

Savills plc	10,582	143,368

Sino Land Co. Ltd.(a)	77,768	83,623

Sirius Real Estate Ltd., REIT(a)	58,680	71,566

Starts Corp., Inc.	11,100	251,816

StorageVault Canada, Inc.	12,833	44,182

Sumitomo Realty & Development Co. Ltd.	7,400	258,258

Summit Real Estate Holdings Ltd.	13,616	165,291

Sun Frontier Fudousan Co. Ltd.	11,100	138,604

Sun Hung Kai Properties Ltd.	37,000	344,161

Swire Pacific Ltd., Class A	10,500	89,277

Swire Properties Ltd.	38,000	79,195

Swiss Prime Site AG (Registered)	1,137	105,499

TAG Immobilien AG*	56,647	811,030

Tokyo Tatemono Co. Ltd.	5,200	86,972

Tokyu Fudosan Holdings Corp.	11,200	82,595

Tosei Corp.(a)	11,100	174,225

Tricon Residential, Inc.	11,285	126,662

UOL Group Ltd.	6,799	29,215

VGP NV	738	80,804

Villar International Ltd.	1,599	68,031

Vonovia SE	17,057	495,714

Wallenstam AB, Class B(a)	8,888	39,938

Wharf Holdings Ltd. (The) (a)	17,000	54,992

Wharf Real Estate Investment Co. Ltd.	25,000	78,153

Wihlborgs Fastigheter AB(a)	7,304	61,888

Yanlord Land Group Ltd.*	57,000	18,808

YH Dimri Construction & Development Ltd.(a)	452	35,531
		13,124,217

Residential REITs – 0.1%

Advance Residence Investment Corp., REIT	18	39,062

Altarea SCA, REIT(a)	1,850	160,425

Boardwalk REIT, REIT	1,000	51,585

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Residential REITs – (continued)

Canadian Apartment Properties REIT, REIT(a)	1,012	$31,564

Comforia Residential REIT, Inc., REIT(a)	19	41,353

Daiwa Securities Living Investments Corp., REIT	26	17,695

Ingenia Communities Group, REIT	8,284	25,067

InterRent REIT, REIT	4,600	40,112

Killam Apartment REIT, REIT(a)	2,624	32,832

Nippon Accommodations Fund, Inc., REIT	8	33,451

UNITE Group plc (The), REIT	8,144	94,633

Xior Student Housing NV, REIT(b)	1,581	47,334
		615,113

Retail REITs – 0.6%

BWP Trust, REIT	14,098	32,682

CapitaLand China Trust, REIT	117,800	57,442

CapitaLand Integrated Commercial Trust, REIT	41,800	60,075

Carmila SA, REIT(a)	19,684	331,703

Charter Hall Retail REIT, REIT	6,346	13,763

Choice Properties REIT, REIT(a)	3,957	37,500

Crombie REIT, REIT(a)	3,256	30,454

CT REIT, REIT(a)	7,638	74,665

Eurocommercial Properties NV, REIT(a)	14,858	339,980

First Capital REIT, REIT	2,774	29,843

Fortune REIT, REIT	41,000	20,235

Frasers Centrepoint Trust, REIT	12,749	20,286

Hammerson plc, REIT(a)	65,626	22,384

HMC Capital Ltd., REIT	9,954	41,432

HomeCo Daily Needs REIT, REIT(a) (b)	107,008	85,467

Japan Metropolitan Fund Invest, REIT	103	62,442

Kiwi Property Group Ltd., REIT	171,266	82,091

Klepierre SA, REIT	3,663	98,935

Lendlease Global Commercial REIT, REIT	45,600	18,223

Link REIT, REIT	44,423	192,262

Investments	Shares	Value

Retail REITs – (continued)

Mapletree Pan Asia Commercial Trust, REIT	57,062	$52,721

Primaris REIT, REIT	2,706	25,999

Region RE Ltd., REIT	78,810	112,586

Retail Estates NV, REIT	3,774	264,719

RioCan REIT, REIT	6,840	86,829

Scentre Group, REIT	50,542	104,366

Shaftesbury Capital plc, REIT	44,346	74,796

SmartCentres REIT, REIT(a)	6,401	103,806

Starhill Global REIT, REIT	80,696	28,107

Unibail-Rodamco-Westfield, REIT*	2,442	204,920

Unibail-Rodamco-Westfield, REIT, CHDI*	5	21

Vicinity Ltd., REIT	65,692	82,115

Waypoint REIT Ltd., REIT	33,326	50,855
		2,843,704

Semiconductors & Semiconductor Equipment – 2.3%

Advantest Corp.	11,500	365,100

AIXTRON SE	2,276	53,199

ams-OSRAM AG*	316,788	385,644

ASM International NV	666	423,854

ASML Holding NV	5,772	5,139,184

ASMPT Ltd.(a)	5,000	62,906

BE Semiconductor Industries NV	1,330	178,474

Camtek Ltd.	1,025	85,269

Disco Corp.	1,200	349,252

Elmos Semiconductor SE	410	34,195

Ferrotec Holdings Corp.(a)	14,800	284,027

Furuya Metal Co. Ltd.	1,000	70,346

Infineon Technologies AG	18,981	664,067

Japan Material Co. Ltd.	2,500	35,808

Lasertec Corp.(a)	1,300	285,832

Melexis NV(a)	495	41,707

Meyer Burger Technology AG*	97,774	1,226

Micronics Japan Co. Ltd.(a)	1,900	80,653

Nordic Semiconductor ASA*	3,828	42,690

Nova Ltd.*	352	61,046

Renesas Electronics Corp.	20,900	349,097

Rohm Co. Ltd.	6,200	90,401

Rorze Corp.(a)	400	71,045

Sanken Electric Co. Ltd.	1,600	70,715

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

SCREEN Holdings Co. Ltd.	2,200	$231,932

Shibaura Mechatronics Corp.(a)	3,700	144,130

Shinko Electric Industries Co. Ltd.(a)	1,400	49,731

Siltronic AG	999	78,084

SMA Solar Technology AG*	760	40,160

Socionext, Inc.	3,000	89,429

SOITEC*	369	36,536

STMicroelectronics NV	9,176	369,352

SUMCO Corp.(a)	5,700	86,352

Tokyo Electron Ltd.	6,600	1,472,958

Towa Corp.(a)	1,100	65,008

Tower Semiconductor Ltd.*	2,139	70,031

Ulvac, Inc.(a)	1,000	60,680

X-Fab Silicon Foundries SE* (b)	4,480	31,280
		12,051,400

Software – 1.3%

Altium Ltd.	1,716	73,554

Appier Group, Inc.* (a)	4,100	34,548

Atoss Software AG	176	47,423

BlackBerry Ltd.* (a)	27,121	76,002

Bytes Technology Group plc	10,526	64,345

Constellation Software, Inc.	296	763,625

Crayon Group Holding ASA* (b)	4,100	30,563

Darktrace plc*	5,244	39,555

Dassault Systemes SE	10,249	405,802

Descartes Systems Group, Inc. (The)*	1,339	124,461

Docebo, Inc.*	988	44,256

Enghouse Systems Ltd.	1,292	28,034

Fortnox AB	7,995	47,624

Freee KK*	3,800	67,493

Fuji Soft, Inc.(a)	1,400	55,069

GB Group plc	8,897	32,062

Hansen Technologies Ltd.(a)	5,576	17,018

IRESS Ltd.*	10,123	56,400

Justsystems Corp.	3,800	66,865

Kinaxis, Inc.*	520	55,484

Lectra	798	27,304

Lightspeed Commerce, Inc.*	5,472	71,813

Investments	Shares	Value

Software – (continued)

Nemetschek SE	884	$78,973

Nice Ltd.*	889	199,453

Open Text Corp.	5,291	187,208

Oracle Corp. Japan	800	60,471

QT Group OYJ* (a)	308	23,926

Sage Group plc (The)	15,873	231,747

SAP SE	15,577	2,826,474

Sinch AB* (a) (b)	35,742	83,103

SiteMinder Ltd.*	17,179	63,696

Systena Corp.	11,400	19,053

TeamViewer SE* (b)	3,239	42,980

Technology One Ltd.	5,166	54,511

Temenos AG (Registered)	779	48,839

Text SA	950	21,130

Trend Micro, Inc.	2,500	124,075

Truecaller AB, Class B* (a)	16,113	52,350

Vitec Software Group AB, Class B	1,025	49,541

WiseTech Global Ltd.	2,923	176,120
		6,572,950

Specialized REITs – 0.1%

Arena REIT, REIT	15,657	37,618

Big Yellow Group plc, REIT	10,064	136,098

Charter Hall Social Infrastructure REIT, REIT(a)	17,329	28,807

Keppel DC REIT, REIT	21,100	26,457

National Storage REIT, REIT(a)	21,427	30,053

Safestore Holdings plc, REIT	12,284	118,975

Shurgard Self Storage Ltd., REIT	532	21,900
		399,908

Specialty Retail – 1.3%

ABC-Mart, Inc.	2,100	42,116

Accent Group Ltd.(a)	42,845	52,582

Alpen Co. Ltd.(a)	7,400	97,811

AOKI Holdings, Inc.	7,600	53,753

ARCLANDS Corp.	18,518	228,526

Aritzia, Inc.*	5,217	135,338

Autobacs Seven Co. Ltd.	2,100	21,272

Avolta AG* (a)	1,330	50,726

Bic Camera, Inc.	4,200	40,862

Bilia AB, Class A(a)	25,086	318,835

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

CECONOMY AG*	49,691	$114,872

DCM Holdings Co. Ltd.	33,300	309,162

Delek Automotive Systems Ltd.(a)	17,871	101,171

Dunelm Group plc	6,498	82,585

Eagers Automotive Ltd.(a)	4,180	34,308

EDION Corp.	7,600	78,721

Fast Retailing Co. Ltd.	2,700	712,897

Fenix Outdoor International AG* (a)	369	23,332

Fielmann Group AG	152	7,127

Fox Wizel Ltd.(a)	533	42,369

Frasers Group plc*	4,620	47,234

Geo Holdings Corp.(a)	3,800	47,933

H & M Hennes & Mauritz AB, Class B(a)	8,510	137,040

Hong Kong Resources Holdings Co. Ltd.*	4,579	556

Hornbach Holding AG & Co. KGaA	2,368	186,354

Hour Glass Ltd. (The)	26,600	31,208

IDOM, Inc.(a)	19,100	169,438

Industria de Diseno Textil SA(a)	15,540	712,002

JB Hi-Fi Ltd.(a)	1,722	68,265

JD Sports Fashion plc	52,515	76,015

JINS Holdings, Inc.	900	19,016

Joyful Honda Co. Ltd.	2,000	28,545

Kingfisher plc	37,852	117,590

Kohnan Shoji Co. Ltd.(a)	8,900	252,242

Komeri Co. Ltd.	11,100	269,097

K’s Holdings Corp.	3,800	36,584

Leon’s Furniture Ltd.	6,660	109,897

Lovisa Holdings Ltd.	3,686	75,970

Luk Fook Holdings International Ltd.(a)	111,672	268,429

Nextage Co. Ltd.(a)	3,800	67,324

Nishimatsuya Chain Co. Ltd.	3,800	53,077

Nitori Holdings Co. Ltd.	1,600	216,007

Nojima Corp.	22,200	265,923

Pet Valu Holdings Ltd.	1,716	38,595

Pets at Home Group plc	23,584	86,289

Premier Investments Ltd.	1,517	29,749

Sanrio Co. Ltd.	5,400	91,604

Investments	Shares	Value

Specialty Retail – (continued)

Shimamura Co. Ltd.	1,000	$49,573

Super Retail Group Ltd.	5,324	50,716

USS Co. Ltd.	3,600	27,589

Watches of Switzerland Group plc* (c)	13,282	56,346

WH Smith plc	8,214	112,828

Yamada Holdings Co. Ltd.	7,600	21,767

Yellow Hat Ltd.	11,300	147,277

Zalando SE* (b)	3,444	90,810

ZOZO, Inc.(a)	2,800	60,585
		6,667,839

Technology Hardware, Storage & Peripherals – 0.3%

Brother Industries Ltd.	4,000	71,223

Canon, Inc.(a)	14,800	402,529

Eizo Corp.	1,500	48,422

Elecom Co. Ltd.	1,600	15,210

FUJIFILM Holdings Corp.	18,000	386,274

Konica Minolta, Inc.	14,200	47,374

Logitech International SA (Registered)	2,368	186,052

MCJ Co. Ltd.	22,200	194,822

Ricoh Co. Ltd.	11,800	102,467

Riso Kagaku Corp.	1,700	31,847

Seiko Epson Corp.	7,400	122,452

Toshiba TEC Corp.	1,100	22,229

Wacom Co. Ltd.	7,600	29,364
		1,660,265

Textiles, Apparel & Luxury Goods – 1.9%

adidas AG	2,220	537,414

Asics Corp.	3,400	146,055

Brunello Cucinelli SpA	660	67,818

Burberry Group plc	4,066	58,575

CCC SA*	2,584	60,380

Chow Sang Sang Holdings International Ltd.	111,000	119,782

Cie Financiere Richemont SA (Registered)	7,844	1,093,875

Coats Group plc	93,931	95,857

Crystal International Group Ltd.(b)	209,500	108,216

Delta Galil Ltd.(a)	3,404	152,122

Descente Ltd.	1,200	27,223

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Dr. Martens plc	33,087	$31,487

Gildan Activewear, Inc.	2,703	93,887

Goldwin, Inc.	1,000	61,005

Hermes International SCA	518	1,246,765

HUGO BOSS AG	1,232	66,577

Japan Wool Textile Co. Ltd. (The)	7,600	65,923

Kering SA	1,110	391,666

LPP SA	24	93,300

LVMH Moet Hennessy Louis Vuitton SE	3,811	3,155,612

Moncler SpA(a)	2,775	190,255

New Wave Group AB, Class B(a)	29,193	271,027

Pandora A/S	1,110	170,192

Puma SE	1,558	72,533

Salvatore Ferragamo SpA(a)	5,358	53,452

Samsonite International SA* (a) (b)	24,600	87,439

Seiko Group Corp.	7,400	196,327

Stella International Holdings Ltd.	166,500	304,423

Swatch Group AG (The)(a)	407	85,935

Swatch Group AG (The) (Registered)	792	32,987

Tod’s SpA* (a)	778	35,787

Wacoal Holdings Corp.	4,100	89,887

Yue Yuen Industrial Holdings Ltd.	277,500	494,598
		9,758,381

Tobacco – 0.5%

British American Tobacco plc	47,286	1,392,008

Imperial Brands plc	16,354	374,434

Japan Tobacco, Inc.	14,800	399,237

Scandinavian Tobacco Group A/S(b)	16,539	267,456
		2,433,135

Trading Companies & Distributors – 2.5%

AddTech AB, Class B	2,432	51,583

Ashtead Group plc	6,253	457,411

Azelis Group NV	1,148	27,791

BayWa AG	3,441	82,784

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Beijer Ref AB, Class B(a)	3,876	$55,955

Bossard Holding AG (Registered), Class A	38	8,701

Brenntag SE	2,114	169,213

Bufab AB	968	29,862

Bunzl plc	5,032	193,687

Chori Co. Ltd.	4,100	91,841

Diploma plc	1,979	89,902

DKSH Holding AG	660	43,105

Finning International, Inc.	2,562	80,542

Grafton Group plc	11,063	131,128

Hanwa Co. Ltd.	13,900	538,811

Howden Joinery Group plc	10,647	116,785

IMCD NV*	888	135,066

Inaba Denki Sangyo Co. Ltd.	4,100	96,009

Inabata & Co. Ltd.(a)	14,800	302,837

ITOCHU Corp.(a)	29,600	1,342,265

Kanamoto Co. Ltd.(a)	11,100	187,557

Kanematsu Corp.	25,900	422,820

Marubeni Corp.	33,300	597,587

Mitani Corp.	14,800	156,780

Mitsubishi Corp.	84,200	1,936,924

Mitsui & Co. Ltd.	31,200	1,514,548

MonotaRO Co. Ltd.(a)	5,600	68,005

Nagase & Co. Ltd.	2,200	38,159

Nishio Holdings Co. Ltd.	7,700	197,191

OEM International AB, Class B	9,061	89,818

Reece Ltd.(a)	3,403	61,541

Rexel SA	4,189	109,424

Richelieu Hardware Ltd.	3,332	94,223

RS GROUP plc	7,942	73,292

Russel Metals, Inc.	20,387	575,320

Seven Group Holdings Ltd.	3,036	75,013

Sojitz Corp.	3,899	100,569

Sumitomo Corp.	24,400	644,247

Theme International Holdings Ltd.(a)	1,480,000	113,538

Toromont Industries Ltd.	1,198	109,872

Toyota Tsusho Corp.	4,600	294,653

Travis Perkins plc	76,072	717,259

Trusco Nakayama Corp.	1,800	29,877

Yamazen Corp.(a)	22,200	195,669

Yellow Cake plc* (b)	7,602	61,301

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – (continued)

Yuasa Trading Co. Ltd.	7,400	$271,331
		12,781,796

Transportation Infrastructure – 0.3%

Aena SME SA(b)	925	169,722

Aeroports de Paris SA	114	14,566

Atlas Arteria Ltd.	4,712	15,880

Auckland International Airport Ltd.	21,555	100,128

Dalrymple Bay Infrastructure Ltd.	15,200	27,538

Enav SpA(b)	12,657	52,294

Flughafen Zurich AG (Registered)	320	64,269

Fraport AG Frankfurt Airport Services Worldwide*	890	44,803

Getlink SE	6,216	106,343

Hamburger Hafen und Logistik AG*	9,009	160,869

Hutchison Port Holdings Trust	1,709,400	218,803

Japan Airport Terminal Co. Ltd.	1,200	42,558

Kamigumi Co. Ltd.	3,100	67,116

Mitsubishi Logistics Corp.	1,700	56,597

Port of Tauranga Ltd.	5,225	15,150

Qube Holdings Ltd.	36,652	79,254

SATS Ltd.*	8,200	15,152

Sumitomo Warehouse Co. Ltd. (The)	4,100	68,105

Svitzer A/S*	206	6,936

Transurban Group	46,250	376,607

Westshore Terminals Investment Corp.(a)	1,647	31,745
		1,734,435

Water Utilities – 0.1%

Pennon Group plc	14,800	123,329

Severn Trent plc	3,478	107,437

United Utilities Group plc	9,435	123,398
		354,164

Wireless Telecommunication Services – 0.7%

1&1 AG	12,654	223,250

Airtel Africa plc(b)	34,804	48,330

Cellcom Israel Ltd.* (a)	38,221	160,669

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Freenet AG	2,356	$65,599

KDDI Corp.	22,200	620,722

Millicom International Cellular SA, SDR*	1,482	30,650

Orange Belgium SA*	3,496	52,707

Partner Communications Co. Ltd.* (a)	10,619	49,760

Rogers Communications, Inc., Class B	5,513	206,941

SoftBank Corp.	40,700	494,250

SoftBank Group Corp.	14,800	744,397

StarHub Ltd.	61,500	52,763

Tele2 AB, Class B	8,052	75,635

VEON Ltd., ADR* (a)	7,400	181,300

Vodafone Group plc	449,809	381,080
		3,388,053
Total Common Stocks (Cost $409,615,434)		507,313,434

CLOSED END FUNDS – 0.0%(d)

Independent Power and Renewable Electricity Producers – 0.0%(d)

Renewables Infrastructure Group Ltd. (The) (Cost $99,574)	68,376	85,617
	Number of Warrants

WARRANTS – 0.0%

Construction & Engineering – 0.0%

Webuild SpA, expiring 8/2/2030* ‡ (a)	10,785	—

Software – 0.0%

Constellation Software, Inc., expiring 3/31/2040* ‡	280	—
Total Warrants (Cost $–)		—

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 2.2%(f)

REPURCHASE AGREEMENTS – 2.2%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $3,394,943, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $3,436,481	$3,394,442	$3,394,442

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,736, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $5,094,226	5,000,000	5,000,000

MetLife, Inc., 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $1,000,148, collateralized by various U.S. Treasury Securities, 0.00%, maturing 8/15/2041 – 11/15/2050; total market value $1,005,366	1,000,000	1,000,000

NBC Global Finance Ltd., 5.47%, dated 4/30/2024, due 5/1/2024, repurchase price $1,000,152, collateralized by various Common Stocks; total market value $1,095,898	1,000,000	1,000,000

Societe Generale, 5.44%, dated 4/30/2024, due 5/1/2024, repurchase price $1,000,151, collateralized by various Common Stocks; total market value $1,098,730	1,000,000	1,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $125,019, collateralized by various Common Stocks; total market value $135,503	$125,000	$125,000
		11,519,442
Total Securities Lending Reinvestments (Cost $11,519,442)		11,519,442
Total Investments – 100.0% (Cost $421,234,450)		518,918,493

Liabilities in excess of other assets – 0.0%		(4,561)
NET ASSETS – 100.0%		$518,913,932

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $53,613,492, collateralized in the form of cash with a value of $11,519,442 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $30,643,830 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 7, 2024 – November 15, 2053 and $16,871,204 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $59,034,476.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $99,530 or 0.02% of net assets.

(d)	Represents less than 0.05% of net assets.

(e)	Amount less than one dollar.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $11,519,442.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,709,074
Aggregate gross unrealized depreciation	(33,595,562)
Net unrealized appreciation	$93,113,512
Federal income tax cost	$425,782,419

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	56	06/21/2024	EUR	$2,932,226	$(9,907)
FTSE 100 Index	27	06/21/2024	GBP	2,758,230	124,570
Nikkei 225 Index	20	06/13/2024	JPY	2,445,270	(66,615)
S&P/TSX 60 Index	10	06/20/2024	CAD	1,900,499	(22,565)
SPI 200 Index	9	06/20/2024	AUD	1,122,807	(11,585)
					$13,898

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	203,792	Bank of New York Mellon (The)	USD	151,028	06/20/2024	$(2,568)
GBP	323,203	Citibank NA	USD	412,105	06/20/2024	(7,299)
JPY	64,928,298	Citibank NA	USD	442,346	06/20/2024	(26,593)
Net unrealized depreciation						$(36,460)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	5.9%
Austria	0.5
Belgium	1.0
Bermuda	0.1
Canada	10.5
Chile	0.1
Colombia	0.0	†
Cyprus	0.1
Denmark	2.7
Egypt	0.1
Faeroe Islands	0.0	†
Finland	0.7
France	7.7
Georgia	0.3
Germany	6.6
Greece	0.0	†
Guernsey	0.0	†
Hong Kong	2.0
India	0.0	†
Indonesia	0.1
Ireland	0.3
Israel	1.6
Italy	2.9
Japan	23.8
Jersey	0.0	†
Jordan	0.0	†
Kyrgyzstan	0.0	†
Liechtenstein	0.0	†
Luxembourg	0.2
Macao	0.1
Malta	0.0	†
Monaco	0.0	†
Netherlands	2.9
New Zealand	0.4
Norway	1.2
Poland	0.4
Portugal	0.2
Singapore	1.2
South Africa	0.2
Spain	2.4
Sweden	3.2
Switzerland	5.5
Taiwan	0.0	†
United Arab Emirates	0.0	†
United Kingdom	11.7
United States	1.2
Zambia	0.0	†
Other[1]	2.2
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.8%
Closed End Funds	0.0 †
Warrants	—
Securities Lending Reinvestments	2.2
Others(1)	—
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 100.7%

Aerospace & Defense – 0.3%

AECC Aviation Power Co. Ltd., Class A	4,700	$22,950

Aselsan Elektronik Sanayi ve Ticaret A/S	36,750	68,956

AviChina Industry & Technology Co. Ltd., Class H(a)	52,000	22,472

Bharat Dynamics Ltd.(b)	705	16,709

Bharat Electronics Ltd.	63,195	177,043

Colt CZ Group SE	144	3,969

Data Patterns India Ltd.	588	20,930

EHang Holdings Ltd., ADR* (a)	1,440	25,661

Embraer SA*	9,400	60,483

Hanwha Aerospace Co. Ltd.	950	145,377

Hanwha Systems Co. Ltd.	689	9,811

Hindustan Aeronautics Ltd.(b)	3,100	146,363

Korea Aerospace Industries Ltd.	1,200	44,975

Kuang-Chi Technologies Co. Ltd., Class A*	10,200	27,622

LIG Nex1 Co. Ltd.	250	29,086

Mazagon Dock Shipbuilders Ltd.	528	14,865

United Aircraft Corp. PAO* ‡	25,155,036	—
		837,272

Air Freight & Logistics – 0.3%

Abu Dhabi Aviation Co.	57,350	100,244

Agility Public Warehousing Co. KSC	28,266	29,000

Agility Public Warehousing Co. KSC*	58,792	20,809

Allcargo Logistics Ltd.*	125,800	110,517

Aramex PJSC*	32,940	23,228

Blue Dart Express Ltd.	96	7,262

CJ Logistics Corp.	245	21,733

Delhivery Ltd.*	7,008	37,713

Hyundai Glovis Co. Ltd.	500	65,842

J&T Global Express Ltd.* (a)	100,000	76,715

JD Logistics, Inc.* (a) (b)	50,000	54,659

Kerry TJ Logistics Co. Ltd.	8,000	10,392

SCGJWD Logistics PCL, NVDR*	29,300	11,622

SF Holding Co. Ltd., Class A	5,200	26,030

Investments	Shares	Value

Air Freight & Logistics – (continued)

Sinotrans Ltd., Class A	4,700	$3,810

Sinotrans Ltd., Class H	47,000	22,655

TVS Supply Chain Solutions Ltd.*	6,816	14,570

YTO Express Group Co. Ltd., Class A	4,700	10,307

Yunda Holding Co. Ltd., Class A	5,800	6,287

ZTO Express Cayman, Inc.	7,500	159,950
		813,345

Automobile Components – 1.6%

Actron Technology Corp.	2,688	15,396

Apollo Tyres Ltd.	4,465	27,297

Asahi India Glass Ltd.	4,900	35,333

Astra Otoparts Tbk. PT	420,000	53,727

Balkrishna Industries Ltd.	1,815	52,858

Bharat Forge Ltd.	4,031	61,415

Bosch Ltd.	147	51,720

Ceat Ltd.	799	24,601

Cheng Shin Rubber Industry Co. Ltd.	50,000	72,400

CIE Automotive India Ltd.	1,715	10,089

Cub Elecparts, Inc.	3,269	11,244

Depo Auto Parts Ind Co. Ltd.	56,048	339,951

DN Automotive Corp.	1,550	93,980

Endurance Technologies Ltd.(b)	350	8,299

Exide Industries Ltd.	8,526	48,273

Fuyao Glass Industry Group Co. Ltd., Class A	4,800	33,030

Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	50,532

Hankook & Co. Co Ltd.	907	10,631

Hankook Tire & Technology Co. Ltd.	2,100	89,798

Hanon Systems	2,756	11,127

HL Mando Co. Ltd.	1,045	29,790

Hota Industrial Manufacturing Co. Ltd.	12,134	20,309

Hu Lane Associate, Inc.	2,544	12,149

Huayu Automotive Systems Co. Ltd., Class A	9,400	21,392

Hyundai Mobis Co. Ltd.	1,800	297,591

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobile Components – (continued)

Hyundai Wia Corp.	583	$24,508

Iljin Hysolus Co. Ltd.*	383	6,485

JBM Auto Ltd.	784	17,895

JK Tyre & Industries Ltd.	44,900	227,093

Kordsa Teknik Tekstil A/S*	5,328	16,473

Kumho Tire Co., Inc.*	5,635	28,703

Mahle Metal Leve SA	20,000	118,230

Minda Corp. Ltd.	3,724	18,212

Minth Group Ltd.	12,000	20,621

Motherson Sumi Wiring India Ltd.	30,126	24,932

MRF Ltd.	50	79,713

Myoung Shin Industrial Co. Ltd.	12,350	131,891

Nan Kang Rubber Tire Co. Ltd.*	14,000	25,281

Nexen Tire Corp.	13,315	89,788

Nexteer Automotive Group Ltd.	400,000	212,755

Samvardhana Motherson International Ltd.	39,962	62,839

Sebang Global Battery Co. Ltd.	2,250	166,540

SL Corp.	550	13,391

SNT Motiv Co. Ltd.	3,500	117,502

Sona Blw Precision Forgings Ltd.(b)	5,145	38,562

Sri Trang Agro-Industry PCL, NVDR	325,000	153,467

Sundram Fasteners Ltd.	1,504	20,134

Sungwoo Hitech Co. Ltd.	18,950	129,980

Tianneng Power International Ltd.(a)	300,000	231,294

Tong Yang Industry Co. Ltd.	9,072	33,154

Tube Investments of India Ltd.	1,750	78,498

Tung Thih Electronic Co. Ltd.	2,872	10,011

TVS Holdings Ltd.	2,800	291,590

TYC Brother Industrial Co. Ltd.	89,577	138,099

UNO Minda Ltd.	4,931	43,615

Weifu High-Technology Group Co. Ltd., Class A	4,700	12,046

ZF Commercial Vehicle Control Systems India Ltd.	96	15,749
		4,081,983

Investments	Shares	Value

Automobiles – 2.1%

Bajaj Auto Ltd.	1,300	$138,726

Brilliance China Automotive Holdings Ltd.	102,000	85,291

BYD Co. Ltd., Class A	700	21,121

BYD Co. Ltd., Class H(a)	17,500	482,407

China Motor Corp.	7,000	30,849

Chongqing Changan Automobile Co. Ltd., Class A	17,108	34,776

Chongqing Changan Automobile Co. Ltd., Class B	4,890	2,420

Dongfeng Motor Group Co. Ltd., Class H	1,000,000	364,394

DRB-Hicom Bhd.	370,000	108,539

Eicher Motors Ltd.	2,520	138,854

Ford Otomotiv Sanayi A/S	1,844	63,448

Geely Automobile Holdings Ltd.	150,000	182,772

Great Wall Motor Co. Ltd., Class A	4,700	17,005

Great Wall Motor Co. Ltd., Class H(a)	32,500	49,615

Guangzhou Automobile Group Co. Ltd., Class A	13,500	16,368

Guangzhou Automobile Group Co. Ltd., Class H	104,000	43,216

Hero MotoCorp Ltd.	2,150	117,066

Hyundai Motor Co.	4,100	744,592

Hyundai Motor Co. (2nd Preference)	950	109,290

Hyundai Motor Co. (3rd Preference)	104	11,633

Hyundai Motor Co. (Preference)	663	75,985

Kia Corp.	7,000	597,641

Li Auto, Inc., Class A*	16,500	219,404

Mahindra & Mahindra Ltd.	16,100	416,093

Maruti Suzuki India Ltd.	2,250	345,646

NIO, Inc., Class A* (a)	23,500	107,416

Oriental Holdings Bhd.	8,500	12,147

SAIC Motor Corp. Ltd., Class A	25,000	51,302

Sanyang Motor Co. Ltd.	10,824	28,056

Seres Group Co. Ltd., Class A*	1,000	12,587

Tata Motors Ltd.	28,150	340,049

Tata Motors Ltd., Class A	8,572	70,092

Tofas Turk Otomobil Fabrikasi A/S	3,233	27,485

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobiles – (continued)

TVS Motor Co. Ltd.	3,564	$87,993

XPeng, Inc., Class A* (a)	20,000	80,678

Yadea Group Holdings Ltd.(b)	8,000	15,445

Yulon Motor Co. Ltd.	18,120	38,230

Zhejiang Leapmotor Technology Co. Ltd.* (a) (b)	15,200	52,764
		5,341,395

Banks – 14.1%

Absa Group Ltd.	24,350	188,045

Abu Dhabi Commercial Bank PJSC	81,150	184,487

Abu Dhabi Islamic Bank PJSC	42,500	129,135

AFFIN Bank Bhd.	6,973	3,726

Agricultural Bank of China Ltd., Class A	380,000	230,891

Agricultural Bank of China Ltd., Class H	777,000	348,702

Ajman Bank PJSC*	39,120	20,024

Akbank TAS, ADR(a)	39,763	147,600

Al Ahli Bank of Kuwait KSCP	13,327	10,385

Al Rajhi Bank	31,950	680,639

Alinma Bank	20,168	179,332

Alliance Bank Malaysia Bhd.	27,600	22,092

Alpha Services and Holdings SA*	64,300	109,489

AMMB Holdings Bhd.	55,000	48,402

AU Small Finance Bank Ltd.(b)	5,304	40,278

Axis Bank Ltd.	36,700	512,829

BAC Holding International Corp.	98,352	6,318

Banco BBVA Peru SA	115,500	44,689

Banco Bradesco SA	46,500	110,887

Banco Bradesco SA (Preference)	145,000	391,658

Banco de Bogota SA	3,242	23,574

Banco de Chile	1,218,300	135,707

Banco de Credito e Inversiones SA	2,213	64,811

Banco del Bajio SA(b)	20,000	74,138

Banco do Brasil SA	50,000	264,514

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	85,000	206,633

Investments	Shares	Value

Banks – (continued)

Banco Itau Chile SA	768	$8,113

Banco Santander Chile	1,408,250	64,072

Bancolombia SA	5,800	50,370

Bancolombia SA (Preference)	14,027	115,691

Bandhan Bank Ltd.(b)	11,877	26,804

Bangkok Bank PCL, NVDR	20,000	73,934

Bank Aladin Syariah Tbk. PT*	279,300	17,263

Bank AlBilad	10,667	101,534

Bank Al-Jazira*	7,582	32,749

Bank BTPN Syariah Tbk. PT	1,010,000	75,471

Bank Central Asia Tbk. PT	890,000	536,408

Bank Ina Perdana PT*	161,200	42,035

Bank Islam Malaysia Bhd.	44,100	23,656

Bank Jago Tbk. PT*	144,000	19,041

Bank Mandiri Persero Tbk. PT	1,027,880	436,185

Bank Negara Indonesia Persero Tbk. PT	440,000	142,066

Bank OCBC Nisp Tbk. PT	1,460,000	116,728

Bank of Baroda	32,344	109,123

Bank of Beijing Co. Ltd., Class A	71,400	55,018

Bank of Changsha Co. Ltd., Class A	9,400	10,592

Bank of Chengdu Co. Ltd., Class A	10,600	21,664

Bank of China Ltd., Class H	2,250,000	1,015,509

Bank of Chongqing Co. Ltd., Class A	14,700	15,204

Bank of Communications Co. Ltd., Class A	104,100	98,903

Bank of Communications Co. Ltd., Class H	189,000	136,774

Bank of Hangzhou Co. Ltd., Class A	18,800	33,490

Bank of India	21,338	39,665

Bank of Jiangsu Co. Ltd., Class A	41,780	46,618

Bank of Nanjing Co. Ltd., Class A	31,200	40,155

Bank of Ningbo Co. Ltd., Class A	16,650	52,722

Bank of Qingdao Co. Ltd., Class H(b)	23,500	6,791

Bank of Shanghai Co. Ltd., Class A	45,000	45,364

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Bank of the Philippine Islands	32,454	$71,629

Bank of Xi’an Co. Ltd., Class A	4,900	2,422

Bank of Zhengzhou Co. Ltd., Class A*	19,239	5,128

Bank Pan Indonesia Tbk. PT*	71,500	4,903

Bank Rakyat Indonesia Persero Tbk. PT	1,035,000	314,447

Bank Tabungan Negara Persero Tbk. PT	2,440,024	198,083

Banque Saudi Fransi	17,150	167,586

BDO Unibank, Inc.	35,000	89,789

BNK Financial Group, Inc.	8,550	51,903

BOC Hong Kong Holdings Ltd.	100,000	308,776

Boubyan Bank KSCP	22,843	43,684

Burgan Bank SAK	33,079	19,439

Canara Bank	9,937	74,072

Capitec Bank Holdings Ltd.	1,650	203,920

Chang Hwa Commercial Bank Ltd.	119,791	67,139

China Banking Corp.	44,100	29,849

China Bohai Bank Co. Ltd., Class H* (b)	1,125,000	148,155

China CITIC Bank Corp. Ltd., Class H	250,000	147,036

China Construction Bank Corp., Class A	28,200	27,727

China Construction Bank Corp., Class H	2,750,000	1,793,203

China Everbright Bank Co. Ltd., Class A	120,000	52,199

China Everbright Bank Co. Ltd., Class H	53,000	16,128

China Merchants Bank Co. Ltd., Class A	45,000	213,209

China Merchants Bank Co. Ltd., Class H	100,000	439,191

China Minsheng Banking Corp. Ltd., Class A	85,000	46,365

China Minsheng Banking Corp. Ltd., Class H(a)	150,000	55,043

China Zheshang Bank Co. Ltd., Class A	61,100	25,312

China Zheshang Bank Co. Ltd., Class H	107,900	31,179

Investments	Shares	Value

Banks – (continued)

Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	$12,046

Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	20,191

CIMB Group Holdings Bhd.	235,140	325,673

City Union Bank Ltd.	19,584	37,719

CNPC Capital Co. Ltd., Class A	28,800	23,345

Commercial Bank of Dubai PSC	30,350	54,124

Commercial Bank PSQC (The)	93,150	106,249

Commercial International Bank – Egypt (CIB)	66,315	99,646

Commercial International Bank – Egypt (CIB) (Registered), GDR(b)	400	593

Credicorp Ltd.	1,900	314,659

Credit Agricole Egypt SAE	204,432	76,304

Credit Bank of Moscow PJSC* ‡	229,590	—

CTBC Financial Holding Co. Ltd.	550,000	575,978

DGB Financial Group, Inc.	5,243	32,169

Doha Bank QPSC	977,500	400,826

Dubai Islamic Bank PJSC	86,150	130,413

Dukhan Bank	42,700	45,163

E.Sun Financial Holding Co. Ltd.	250,000	210,368

Emirates NBD Bank PJSC	68,850	318,672

Equitas Small Finance Bank Ltd.(b)	23,177	26,959

Eurobank Ergasias Services and Holdings SA*	68,150	146,468

Faisal Islamic Bank of Egypt	64,800	62,532

Far Eastern International Bank	107,625	50,735

Federal Bank Ltd.	31,046	60,502

First Abu Dhabi Bank PJSC	70,850	240,738

First Financial Holding Co. Ltd.	164,208	137,924

Grupo Aval Acciones y Valores SA (Preference)	116,179	13,821

Grupo Bolivar SA	18,900	326,333

Grupo Elektra SAB de CV	1,000	64,890

Grupo Financiero Banorte SAB de CV, Class O	80,912	805,155

Grupo Financiero Inbursa SAB de CV, Class O* (a)	29,446	82,038

Grupo Security SA	742,050	212,417

Gulf Bank KSCP	21,130	17,700

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Haci Omer Sabanci Holding A/S*	32,096	$91,500

Hana Financial Group, Inc.	8,500	361,009

HDFC Bank Ltd.	91,250	1,662,456

Hong Leong Bank Bhd.	20,000	80,880

Hong Leong Financial Group Bhd.	4,900	17,167

Hua Nan Financial Holdings Co. Ltd.	164,065	119,162

Huaxia Bank Co. Ltd., Class A	47,000	43,550

ICICI Bank Ltd.	85,400	1,177,476

IDFC First Bank Ltd.*	47,750	47,014

Indian Bank	7,733	50,813

IndusInd Bank Ltd.	9,717	176,519

Industrial & Commercial Bank of China Ltd., Class A	260,000	194,960

Industrial & Commercial Bank of China Ltd., Class H	2,050,000	1,108,717

Industrial Bank Co. Ltd., Class A	55,000	127,978

Industrial Bank of Korea	7,600	76,709

Intercorp Financial Services, Inc.(b)	1,040	22,183

Itau Unibanco Holding SA (Preference)	135,000	816,809

Itausa SA	31,693	58,701

Itausa SA (Preference)	154,365	284,719

Jammu & Kashmir Bank Ltd. (The)	181,750	297,339

JB Financial Group Co. Ltd.	3,370	32,454

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,356

KakaoBank Corp.	5,350	97,160

Karnataka Bank Ltd. (The)	73,200	202,879

Karur Vysya Bank Ltd. (The)	255,700	625,028

Kasikornbank PCL, NVDR	34,600	121,838

KB Financial Group, Inc.	10,800	590,753

Kiatnakin Phatra Bank PCL, NVDR	9,800	13,751

King’s Town Bank Co. Ltd.	50,000	86,143

Komercni Banka A/S*	2,200	81,244

Kotak Mahindra Bank Ltd.	17,700	344,502

Krung Thai Bank PCL, NVDR	114,600	51,950

Kuwait Finance House KSCP	192,058	448,967

Investments	Shares	Value

Banks – (continued)

Kuwait International Bank KSCP	39,646	$20,724

Kuwait Projects Co. Holding KSCP*	56,513	23,302

Malayan Banking Bhd.	205,000	417,947

Malaysia Building Society Bhd.*	14,100	2,334

Masraf Al Rayan QSC	89,200	61,541

Mega Financial Holding Co. Ltd.	203,796	250,348

Metropolitan Bank & Trust Co.	45,000	54,528

Moneta Money Bank A/S(b)	10,000	40,391

National Bank of Greece SA*	15,800	127,720

National Bank of Kuwait SAKP	135,294	379,965

Nedbank Group Ltd.(a)	13,050	158,486

O-Bank Co. Ltd.	47,000	14,405

Optima bank SA*	25,650	291,815

OTP Bank Nyrt.	6,250	311,166

Ping An Bank Co. Ltd., Class A	48,000	71,521

Piraeus Financial Holdings SA*	16,306	65,818

Postal Savings Bank of China Co. Ltd., Class A	70,000	46,399

Postal Savings Bank of China Co. Ltd., Class H(a) (b)	300,000	156,881

Public Bank Bhd.	420,000	362,577

Punjab National Bank	62,965	106,443

Qatar International Islamic Bank QSC	15,200	41,997

Qatar Islamic Bank SAQ	50,100	251,807

Qatar National Bank QPSC	123,200	469,317

Qingdao Rural Commercial Bank Corp., Class A*	18,800	7,373

RBL Bank Ltd.(b)	192,300	599,927

Regional SAB de CV	5,100	46,311

RHB Bank Bhd.	105,000	121,006

Riyad Bank	41,050	303,174

Saudi Awwal Bank	15,850	172,420

Saudi Investment Bank (The)	14,350	64,584

Saudi National Bank (The)	81,600	818,045

Sberbank of Russia PJSC‡	369,050	—

Sberbank of Russia PJSC (Preference)‡	39,708	—

SCB X PCL, NVDR	24,600	70,694

Security Bank Corp.	130,000	160,563

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Shanghai Commercial & Savings Bank Ltd. (The)	100,000	$142,651

Shanghai Pudong Development Bank Co. Ltd., Class A	75,000	79,749

Shanghai Rural Commercial Bank Co. Ltd., Class A	38,400	35,847

Sharjah Islamic Bank	549,750	335,277

Shinhan Financial Group Co. Ltd.	13,600	459,041

SinoPac Financial Holdings Co. Ltd.	350,000	235,935

Standard Bank Group Ltd.	37,986	357,139

State Bank of India	49,900	494,148

Taichung Commercial Bank Co. Ltd.	54,149	29,434

Taishin Financial Holding Co. Ltd.	335,568	184,984

Taiwan Business Bank	207,656	108,094

Taiwan Cooperative Financial Holding Co. Ltd.	157,350	126,607

Tamilnad Mercantile Bank Ltd.	53,750	313,083

Thanachart Capital PCL, NVDR	19,300	25,518

Tisco Financial Group PCL, NVDR	9,300	24,404

TMBThanachart Bank PCL, NVDR	1,315,100	64,229

Turkiye Garanti Bankasi A/S	13,849	35,268

Turkiye Is Bankasi A/S, Class C	194,950	82,553

Ujjivan Small Finance Bank Ltd.(b)	17,904	11,512

Union Bank of India Ltd.	45,500	84,089

Union Bank of Taiwan	52,500	24,830

Union Bank of the Philippines	27,432	18,282

VTB Bank PJSC* ‡	136,511,531	—

Warba Bank KSCP*	13,740	8,431

Woori Financial Group, Inc.	17,800	183,268

Yapi ve Kredi Bankasi A/S	81,063	80,821

Yes Bank Ltd.*	325,550	102,032
		36,727,004

Beverages – 1.0%

Ambev SA	70,000	164,091

Investments	Shares	Value

Beverages – (continued)

Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	5,350	$30,157

Anhui Gujing Distillery Co. Ltd., Class B	600	9,856

Arca Continental SAB de CV	10,000	98,084

Becle SAB de CV(a)	4,700	9,599

Beijing Shunxin Agriculture Co. Ltd., Class A*	6,800	17,569

Beijing Yanjing Brewery Co. Ltd., Class A	15,600	21,306

Carabao Group PCL, NVDR	4,600	8,502

Carlsberg Brewery Malaysia Bhd.	4,900	19,179

China Foods Ltd.(a)	300,000	115,072

China Resources Beer Holdings Co. Ltd.	23,107	106,359

Chongqing Brewery Co. Ltd., Class A	600	5,831

Cia Cervecerias Unidas SA	2,156	13,282

Coca-Cola Femsa SAB de CV	10,000	99,745

Coca-Cola Icecek A/S	1,836	41,113

Embotelladora Andina SA (Preference), Class B	12,864	36,529

Emperador, Inc.	67,600	22,280

Fomento Economico Mexicano SAB de CV	25,000	294,055

Ginebra San Miguel, Inc.	29,500	83,748

Guangzhou Zhujiang Brewery Co. Ltd., Class A	17,800	20,721

Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	6,876

Heineken Malaysia Bhd.	5,100	24,856

Hite Jinro Co. Ltd.	432	6,580

Jiangsu Yanghe Distillery Co. Ltd., Class A	700	9,190

JiuGui Liquor Co. Ltd., Class A	500	3,528

Kweichow Moutai Co. Ltd., Class A	1,600	376,718

Lotte Chilsung Beverage Co. Ltd.	47	4,315

Luzhou Laojiao Co. Ltd., Class A	1,200	30,839

Nongfu Spring Co. Ltd., Class H(a) (b)	30,600	180,755

Osotspa PCL, NVDR	31,700	18,390

Radico Khaitan Ltd.	1,344	28,304

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	5,200	$14,649

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,060	38,397

Tsingtao Brewery Co. Ltd., Class H(a)	8,000	58,047

United Breweries Ltd.	1,379	33,682

United Spirits Ltd.	5,700	80,407

Varun Beverages Ltd.	7,600	134,759

Vina Concha y Toro SA	229,250	306,913

Wuliangye Yibin Co. Ltd., Class A	5,000	103,867

Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,800	19,319

ZJLD Group, Inc.* (b)	9,800	13,332
		2,710,801

Biotechnology – 0.5%

3SBio, Inc.(b)	52,000	41,753

ABLBio, Inc.*	1,585	29,817

Adimmune Corp.*	11,376	9,538

Akeso, Inc.* (a) (b)	7,000	43,094

Alteogen, Inc.*	650	83,196

Ascentage Pharma Group International* (b)	11,700	26,747

BeiGene Ltd.*	14,100	170,544

Biocon Ltd.	6,644	23,773

Bioneer Corp.*	392	8,622

Bloomage Biotechnology Corp. Ltd., Class A	611	5,189

CanSino Biologics, Inc., Class A*	318	2,243

CanSino Biologics, Inc., Class H* (a) (b)	800	1,833

Celltrion, Inc.	2,373	324,504

Daan Gene Co. Ltd., Class A	4,700	4,537

Ever Supreme Bio Technology Co. Ltd.	2,480	15,956

Everest Medicines Ltd.* (a) (b)	3,500	10,941

Green Cross Corp.	163	13,480

Green Cross Holdings Corp.	12,600	146,321

Hugel, Inc.*	204	31,218

Investments	Shares	Value

Biotechnology – (continued)

Innovent Biologics, Inc.* (b)	25,000	$122,264

L&C Bio Co. Ltd.	605	8,886

Medigen Vaccine Biologics Corp.*	11,148	17,666

Medytox, Inc.	48	4,689

Naturecell Co. Ltd.*	1,833	11,976

PharmaEngine, Inc.	6,816	19,614

PharmaEssentia Corp.*	4,000	36,054

PharmaResearch Co. Ltd.	96	8,863

Remegen Co. Ltd., Class A*	245	1,879

Seegene, Inc.	637	10,209

Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	4,633

Shanghai Junshi Biosciences Co. Ltd., Class H* (b)	10,000	15,036

Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	9,320

SillaJen, Inc.*	4,263	14,451

SK Bioscience Co. Ltd.*	468	19,843

TaiMed Biologics, Inc.*	14,262	37,449

Voronoi, Inc.*	384	8,821

Zai Lab Ltd.*	9,800	16,289
		1,361,248

Broadline Retail – 3.1%

Alibaba Group Holding Ltd.	480,000	4,562,983

Bukalapak.com PT Tbk.*	1,494,300	11,947

Central Retail Corp. PCL, NVDR	54,475	50,712

Easyhome New Retail Group Co. Ltd., Class A	14,400	6,085

El Puerto de Liverpool SAB de CV, Class C1	5,200	41,714

Falabella SA*	21,962	59,034

Far Eastern Department Stores Ltd.	21,120	22,020

Global Digital Niaga Tbk. PT*	387,100	11,237

GoTo Gojek Tokopedia Tbk. PT, Class A*	14,670,000	56,839

Hyundai Department Store Co. Ltd.	224	8,525

Hyundai Home Shopping Network Corp.	2,079	82,282

JD.com, Inc., Class A	70,000	1,027,464

Lotte Shopping Co. Ltd.	245	12,355

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Broadline Retail – (continued)

Magazine Luiza SA*	58,156	$15,260

MINISO Group Holding Ltd., ADR(a)	2,650	59,545

Mitra Adiperkasa Tbk. PT	171,500	16,612

momo.com, Inc.	1,716	23,293

Naspers Ltd., Class N	3,000	574,555

PDD Holdings, Inc., ADR*	10,300	1,289,354

Poya International Co. Ltd.	1,008	15,478

Shinsegae, Inc.	306	36,819

Shoppers Stop Ltd.*	1,421	12,212

Vipshop Holdings Ltd., ADR	7,450	112,048

Woolworths Holdings Ltd.	13,300	42,472

Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	6,646
		8,157,491

Building Products – 0.2%

Astral Ltd.	2,355	59,784

Beijing New Building Materials plc, Class A	5,200	23,517

Blue Star Ltd.	2,592	46,479

Cera Sanitaryware Ltd.	312	26,890

Kajaria Ceramics Ltd.	1,150	16,601

KCC Glass Corp.	4,550	132,013

Kyung Dong Navien Co. Ltd.	240	10,384

Prince Pipes & Fittings Ltd.*	1,960	15,014

Qua Granite Hayal*	384,200	49,365

Taiwan Glass Industry Corp.*	60,504	31,867

Xinyi Glass Holdings Ltd.	47,975	51,648

Xxentria Technology Materials Corp.	63,488	142,527

Zhuzhou Kibing Group Co. Ltd., Class A	5,300	5,723
		611,812

Capital Markets – 1.9%

360 ONE WAM Ltd.	4,560	42,850

Anand Rathi Wealth Ltd.	768	36,802

Angel One Ltd.	867	28,956

B3 SA – Brasil Bolsa Balcao	95,000	197,768

Banco BTG Pactual SA	10,400	67,018

Bangkok Commercial Asset Management PCL, NVDR	620,000	166,460

Investments	Shares	Value

Capital Markets – (continued)

Bengal & Assam Co. Ltd.	1,900	$189,895

Beyond Securities PCL, NVDR*	37,500	3,177

Bolsa Mexicana de Valores SAB de CV	19,200	36,262

Boursa Kuwait Securities Co. KPSC	1,296	8,416

Bursa Malaysia Bhd.	400	625

Caitong Securities Co. Ltd., Class A	12,220	12,943

Capital Securities Corp.	49,000	37,470

Changjiang Securities Co. Ltd., Class A	14,100	11,040

China Bills Finance Corp.	21,312	9,981

China Cinda Asset Management Co. Ltd., Class H	3,950,000	358,577

China CITIC Financial Asset Management Co. Ltd., Class H* (a) (b)	423,000	19,200

China Everbright Ltd.(a)	300,000	160,717

China Galaxy Securities Co. Ltd., Class A	5,200	8,940

China Galaxy Securities Co. Ltd., Class H	38,000	20,746

China International Capital Corp. Ltd., Class A	5,000	23,020

China International Capital Corp. Ltd., Class H(a) (b)	19,600	23,857

China Merchants Securities Co. Ltd., Class A	21,220	42,900

China Merchants Securities Co. Ltd., Class H(b)	16,600	13,860

CITIC Securities Co. Ltd., Class A	30,000	78,754

CITIC Securities Co. Ltd., Class H	50,000	80,295

Coronation Fund Managers Ltd.	101,150	163,843

CRISIL Ltd.	624	32,580

CSC Financial Co. Ltd., Class A	10,900	33,611

CSC Financial Co. Ltd., Class H(a) (b)	345,000	264,665

Daishin Securities Co. Ltd.	11,500	130,635

Daishin Securities Co. Ltd. (Preference)	8,350	90,079

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Daou Technology, Inc.	9,600	$137,183

Dubai Financial Market PJSC	33,628	12,635

EFG Holding S.A.E.*	453,780	140,354

Egypt Kuwait Holding Co. SAE	27,716	22,450

Everbright Securities Co. Ltd., Class A	4,700	10,748

GF Securities Co. Ltd., Class A	14,100	25,721

GF Securities Co. Ltd., Class H(a)	28,800	28,869

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	11,664	9,326

Guosen Securities Co. Ltd., Class A	24,000	29,795

Guotai Junan Securities Co. Ltd., Class A	20,800	39,523

Guotai Junan Securities Co. Ltd., Class H(a) (b)	21,200	22,633

Haitong Securities Co. Ltd., Class A	18,800	21,782

Haitong Securities Co. Ltd., Class H(a)	83,200	39,998

Hanwha Investment & Securities Co. Ltd.*	51,300	125,643

HDFC Asset Management Co. Ltd.(b)	1,600	74,685

Huatai Securities Co. Ltd., Class A	14,400	27,382

Huatai Securities Co. Ltd., Class H(b)	50,000	59,454

IBF Financial Holdings Co. Ltd.*	56,381	25,193

ICICI Securities Ltd.(b)	1,880	17,040

IDFC Ltd.*	37,500	54,697

Indian Energy Exchange Ltd.(b)	16,732	31,344

Industrial Securities Co. Ltd., Class A	34,450	26,593

Investec Ltd.	4,353	27,723

Is Yatirim Menkul Degerler A/S	14,639	16,901

JM Financial Ltd.	200,000	213,097

KIWOOM Securities Co. Ltd.	392	37,552

Korea Investment Holdings Co. Ltd.	1,100	53,643

Investments	Shares	Value

Capital Markets – (continued)

Minmetals Capital Co. Ltd., Class A	14,400	$9,108

Mirae Asset Securities Co. Ltd.	7,474	41,045

Mirae Asset Securities Co. Ltd. (Preference)	5,733	15,120

Moscow Exchange MICEX-RTS PJSC‡	29,911	—

Motilal Oswal Financial Services Ltd.	768	21,878

Multi Commodity Exchange of India Ltd.	912	44,913

NH Investment & Securities Co. Ltd.	1,924	17,387

Ninety One Ltd.	100,200	206,298

Nippon Life India Asset Management Ltd.(b)	2,736	19,303

Norte Grande SA	1,265,334	12,308

Orient Securities Co. Ltd., Class A	12,032	13,874

Orient Securities Co. Ltd., Class H(b)	20,400	8,503

Oyak Yatirim Menkul Degerler A/S*	38,550	54,104

Pacific Strategic Financial Tbk. PT*	448,500	31,307

Pihsiang Machinery Manufacturing Co. Ltd.* ‡	5,000	—

President Securities Corp.	59,623	50,629

PSG Financial Services Ltd.	36,144	28,995

Reinet Investments SCA	3,700	86,888

Samsung Securities Co. Ltd.	2,050	56,512

Saratoga Investama Sedaya Tbk. PT	27,500	2,385

Saudi Tadawul Group Holding Co.	811	57,258

SDIC Capital Co. Ltd., Class A	19,200	16,969

Shenwan Hongyuan Group Co. Ltd., Class A	47,900	31,089

Shenwan Hongyuan Group Co. Ltd., Class H(b)	78,400	14,936

Shinyoung Securities Co. Ltd.*	1,650	80,823

Sociedad de Inversiones Oro Blanco SA	14,687,121	104,965

SPIC Industry-Finance Holdings Co. Ltd., Class A	10,000	5,620

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Tata Investment Corp. Ltd.	240	$19,071

UTI Asset Management Co. Ltd.	3,250	37,022

Western Securities Co. Ltd., Class A	10,000	10,219

Yuanta Securities Korea Co. Ltd.	1,392	2,800

Zheshang Securities Co. Ltd., Class A	4,700	7,334
		4,836,569

Chemicals – 4.0%

Aarti Industries Ltd.	2,880	25,603

Abou Kir Fertilizers & Chemical Industries	9,849	12,803

Advanced Nano Products Co. Ltd.	147	12,487

Advanced Petrochemical Co.	2,025	23,054

AECI Ltd.	45,900	228,846

Akzo Nobel India Ltd.	539	15,826

Alkyl Amines Chemicals	220	5,393

Allied Supreme Corp.	2,352	30,771

Alpek SAB de CV, Class A* (a)	160,864	120,281

Anupam Rasayan India Ltd.	980	9,779

Archean Chemical Industries Ltd.	2,352	18,386

Asia Polymer Corp.	150,000	89,368

Asian Paints Ltd.	11,950	411,895

Atul Ltd.	408	29,270

Avia Avian Tbk. PT	277,300	8,698

Balaji Amines Ltd.	1,150	30,217

Barito Pacific Tbk. PT	515,998	32,369

Batu Kawan Bhd.	5,200	21,770

Bayer CropScience Ltd.	141	9,306

Berger Paints India Ltd.	6,526	39,776

Boubyan Petrochemicals Co. KSCP	7,344	16,405

Braskem SA (Preference), Class A*	4,900	20,118

Carborundum Universal Ltd.	2,499	42,599

Castrol India Ltd.	18,650	47,141

Chambal Fertilisers and Chemicals Ltd.	99,800	507,634

Chemplast Sanmar Ltd.*	2,585	15,475

Investments	Shares	Value

Chemicals – (continued)

Chengxin Lithium Group Co. Ltd., Class A	4,900	$12,146

China General Plastics Corp.	166,176	93,392

China Hainan Rubber Industry Group Co. Ltd., Class A*	9,600	6,138

China Lumena New Materials Corp.* ‡	22,200	—

China Petrochemical Development Corp.*	51,168	17,678

China Risun Group Ltd.(a) (b)	49,000	19,735

Chunbo Co. Ltd.*	47	2,642

Clean Science & Technology Ltd.	1,708	27,036

CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	5,077

Coromandel International Ltd.	1,898	27,476

Cosmochemical Co. Ltd.*	583	13,562

D&L Industries, Inc.	4,900	530

Deepak Fertilisers & Petrochemicals Corp. Ltd.	28,050	203,425

Deepak Nitrite Ltd.	1,105	32,189

DL Holdings Co. Ltd.	397	15,339

Dongjin Semichem Co. Ltd.	725	22,766

Dongyue Group Ltd.	48,000	42,531

Eastern Polymer Group PCL, NVDR	63,600	11,756

EID Parry India Ltd.	3,871	28,695

Enchem Co. Ltd.*	350	72,426

Eternal Materials Co. Ltd.	50,000	48,676

Fertiglobe plc	27,552	20,929

Fine Organic Industries Ltd.	343	18,047

Finolex Industries Ltd.	9,600	30,657

Foosung Co. Ltd.*	2,009	11,294

Formosa Chemicals & Fibre Corp.	69,000	117,606

Formosa Plastics Corp.	83,861	176,417

Fufeng Group Ltd.(a)	600,000	439,574

Ganfeng Lithium Group Co. Ltd., Class A	5,180	25,222

Ganfeng Lithium Group Co. Ltd., Class H(a) (b)	9,680	28,714

Grand Pacific Petrochemical	55,115	22,850

Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,000	14,500

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Gubre Fabrikalari TAS*	833	$3,965

Gujarat Fluorochemicals Ltd.	715	31,053

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	39,050	333,536

Han Kuk Carbon Co. Ltd.	1,470	12,114

Hangzhou Oxygen Plant Group Co. Ltd., Class A	5,200	19,618

Hansol Chemical Co. Ltd.	141	19,771

Hanwha Solutions Corp.	2,850	52,789

Hektas Ticaret TAS*	42,672	20,060

Hengli Petrochemical Co. Ltd., Class A*	14,100	30,180

Hengyi Petrochemical Co. Ltd., Class A*	14,100	14,584

Himadri Speciality Chemical Ltd.	8,256	37,106

Huabao International Holdings Ltd.(a)	17,000	5,934

Huafon Chemical Co. Ltd., Class A	14,400	16,187

Hyosung Advanced Materials Corp.	100	26,590

Hyosung TNC Corp.	98	26,094

Indorama Ventures PCL, NVDR	43,200	27,860

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	13,662

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	14,100	13,980

International CSRC Investment Holdings Co.	48,000	26,460

Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	15,069

Jinan Acetate Chemical Co. Ltd.	714	17,959

Jubilant Ingrevia Ltd.	2,701	17,902

Kansai Nerolac Paints Ltd.	3,294	11,044

KCC Corp.	153	27,897

Kimteks Poliuretan Sanayi ve Ticaret A/S	34,000	66,999

Kolon Industries, Inc.	674	19,555

Korea Petrochemical Ind Co. Ltd.	144	14,211

KuibyshevAzot PJSC‡	9,900	—

Kum Yang Co. Ltd.*	586	39,898

Investments	Shares	Value

Chemicals – (continued)

Kumho Petrochemical Co. Ltd.	450	$44,997

Lake Materials Co. Ltd.*	1,715	28,540

Laxmi Organic Industries Ltd.(b)	2,107	6,466

LB Group Co. Ltd., Class A	4,700	13,630

Levima Advanced Materials Corp., Class A	4,800	11,335

LG Chem Ltd.	1,350	393,152

LG Chem Ltd. (Preference)	200	38,782

Linde India Ltd.	282	27,903

Lotte Chemical Corp.	595	46,279

Lotte Chemical Titan Holding Bhd.* (b)	250,000	57,622

LOTTE Fine Chemical Co. Ltd.	397	12,969

Luxi Chemical Group Co. Ltd., Class A	6,500	10,385

Mesaieed Petrochemical Holding Co.	118,050	62,219

Miwon Commercial Co. Ltd.	750	105,600

Miwon Specialty Chemical Co. Ltd.	500	50,141

MNTech Co. Ltd.*	833	10,204

Nan Pao Resins Chemical Co. Ltd.	50,000	545,114

Nan Ya Plastics Corp.	100,000	174,129

Nantex Industry Co. Ltd.	9,120	9,341

National Industrialization Co.*	13,800	51,512

Navin Fluorine International Ltd.	645	26,432

Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	24,284

Nizhnekamskneftekhim PJSC‡	28,600	—

Nizhnekamskneftekhim PJSC (Preference)‡	26,400	—

OCI Holdings Co. Ltd.	414	28,427

Omnia Holdings Ltd.	67,550	191,866

Orbia Advance Corp. SAB de CV	23,344	38,554

Organichesky Sintez PJSC‡	11,550	—

Oriental Union Chemical Corp.	38,000	20,248

PCBL Ltd.	7,440	24,134

Petkim Petrokimya Holding A/S*	38,400	24,575

Petronas Chemicals Group Bhd.	80,000	113,651

PhosAgro PJSC‡	1,540	—

PI Advanced Materials Co. Ltd.*	520	7,901

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

PI Industries Ltd.	1,264	$55,357

Pidilite Industries Ltd.	4,150	151,653

PTT Global Chemical PCL, NVDR	49,600	49,185

Qinghai Salt Lake Industry Co. Ltd., Class A*	20,000	45,819

Rashtriya Chemicals & Fertilizers Ltd.	59,400	107,251

Rongsheng Petrochemical Co. Ltd., Class A	24,000	37,152

SABIC Agri-Nutrients Co.	3,986	123,068

Sahara International Petrochemical Co.	10,294	94,141

Sasa Polyester Sanayi A/S*	15,664	19,972

Sasol Ltd.	16,150	114,259

Satellite Chemical Co. Ltd., Class A*	4,662	12,412

Saudi Aramco Base Oil Co.	784	31,689

Saudi Basic Industries Corp.	14,400	324,428

Saudi Industrial Investment Group	6,346	39,288

Saudi Kayan Petrochemical Co.*	11,808	29,500

Scientex Bhd.	34,300	30,185

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	25,135

Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	175,000	90,300

Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,060	10,378

Shinkong Synthetic Fibers Corp.	641,424	336,845

Sichuan Hebang Biotechnology Co. Ltd., Class A	37,600	10,904

Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	5,225

Sinofert Holdings Ltd.(a)	714,000	79,423

Sinoma Science & Technology Co. Ltd., Class A	4,700	10,073

Sinon Corp.	150,000	187,028

Sinopec Shanghai Petrochemical Co. Ltd., Class H*	98,000	13,908

SK Chemicals Co. Ltd.	4,350	190,417

Investments	Shares	Value

Chemicals – (continued)

SKC Co. Ltd.*	294	$23,484

Solar Applied Materials Technology Corp.	24,096	32,930

Solar Industries India Ltd.	405	43,531

Soulbrain Co. Ltd.	47	10,270

Soulbrain Holdings Co. Ltd.	1,950	81,127

SRF Ltd.	2,150	67,540

Sumitomo Chemical India Ltd.	2,585	12,427

Supreme Industries Ltd.	1,228	74,503

Taiwan Fertilizer Co. Ltd.	16,360	32,859

Tata Chemicals Ltd.	2,679	34,425

Tianqi Lithium Corp., Class A	5,500	30,008

Tianqi Lithium Corp., Class H(a)	50,000	194,344

TKG Huchems Co. Ltd.	8,250	118,249

Tongkun Group Co. Ltd., Class A*	9,400	17,874

TSRC Corp.	52,000	38,487

Unipar Carbocloro SA (Preference), Class B	22,330	227,432

UPC Technology Corp.	420,594	177,605

UPL Ltd.	15,300	92,998

USI Corp.	300,000	146,029

Vinati Organics Ltd.	539	10,572

Wanhua Chemical Group Co. Ltd., Class A	5,000	61,520

Xinfengming Group Co. Ltd., Class A*	10,400	20,523

Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	7,012

Yanbu National Petrochemical Co.	3,456	35,706

Yunnan Yuntianhua Co. Ltd., Class A	4,700	13,143

Zangge Mining Co. Ltd., Class A	4,700	18,718

Zhejiang Longsheng Group Co. Ltd., Class A	9,600	12,130

Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	3,878
		10,461,083

Commercial Services & Supplies – 0.2%

Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,000	27,260

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – (continued)

Catrion Catering Holding Co.	624	$21,030

China Everbright Environment Group Ltd.	98,000	39,971

Cleanaway Co. Ltd.	1,000	5,942

Dynagreen Environmental Protection Group Co. Ltd., Class H(a) (b)	168,000	61,218

Ecopro HN Co. Ltd.	561	27,926

Frontken Corp. Bhd.	14,400	11,888

GPS Participacoes e Empreendimentos SA(c)	4,800	17,364

Indian Railway Catering & Tourism Corp. Ltd.	5,150	64,116

ION Exchange India Ltd.	3,312	22,543

KEPCO Plant Service & Engineering Co. Ltd.	100	2,550

L&K Engineering Co. Ltd.	2,508	20,950

PNB Holdings Corp.* ‡	46,815	30,681

S-1 Corp.	347	15,014

Sungeel Hitech Co. Ltd.*	98	5,680

Sunny Friend Environmental Technology Co. Ltd.	622	1,948

Taiwan Secom Co. Ltd.	3,165	12,490

Taiwan Shin Kong Security Co. Ltd.	5,520	7,018

Tuhu Car, Inc., Class A* (b)	15,700	45,969
		441,558

Communications Equipment – 0.3%

Accton Technology Corp.	9,000	127,557

Advanced Ceramic X Corp.	2,000	13,544

Arcadyan Technology Corp.	2,832	15,046

BYD Electronic International Co. Ltd.	25,000	85,025

Gemtek Technology Corp.	11,000	11,233

Glarun Technology Co. Ltd., Class A	10,400	20,537

Hengtong Optic-electric Co. Ltd., Class A	4,700	9,190

Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,900	21,177

Intellian Technologies, Inc.	254	11,725

Investments	Shares	Value

Communications Equipment – (continued)

Lanner Electronics, Inc.	50,000	$146,490

LuxNet Corp.	3,840	14,328

Seojin System Co. Ltd.*	11,200	200,159

Sercomm Corp.	6,960	26,505

Tejas Networks Ltd.* (b)	2,202	30,201

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,000	15,259

Wistron NeWeb Corp.	5,357	24,760

ZTE Corp., Class A	7,700	30,485

ZTE Corp., Class H* (a)	9,800	21,351
		824,572

Construction & Engineering – 1.6%

Acter Group Corp. Ltd.	50,000	320,926

BES Engineering Corp.	50,496	27,449

Central New Energy Holding Group Ltd.*	15,000	10,606

CH Karnchang PCL, NVDR	4,900	3,001

China Conch Venture Holdings Ltd.	50,000	36,695

China Energy Engineering Corp. Ltd., Class A	80,000	24,304

China Energy Engineering Corp. Ltd., Class H	198,000	20,000

China Railway Group Ltd., Class A	44,300	40,192

China Railway Group Ltd., Class H	121,000	60,027

China Railway Hi-tech Industry Co. Ltd., Class A	19,200	20,760

Continental Holdings Corp.	200,000	233,401

CTCI Corp.	6,851	10,878

Daewoo Engineering & Construction Co. Ltd.*	3,901	10,824

DL E&C Co. Ltd.	799	21,621

Engineers India Ltd.	9,696	28,425

Enka Insaat ve Sanayi A/S	32,592	38,656

Estithmar Holding QPSC*	30,456	17,139

G R Infraprojects Ltd.*	1,392	22,850

Gamuda Bhd.	35,297	39,272

GEK Terna SA	1,470	26,375

GS Engineering & Construction Corp.*	2,450	29,214

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Guangdong Construction Engineering Group Co. Ltd., Class A	4,900	$2,788

HDC Hyundai Development Co-Engineering & Construction, Class E	16,300	207,568

Hyundai Engineering & Construction Co. Ltd.	2,326	59,660

IJM Corp. Bhd.	37,600	19,066

IRB Infrastructure Developers Ltd.	48,040	39,152

IRCON International Ltd.(b)	9,792	29,404

IS Dongseo Co. Ltd.	5,550	108,422

Jeio Co. Ltd.*	931	17,009

Kalpataru Projects International Ltd.	3,479	51,105

KEC International Ltd.	2,064	18,523

KEPCO Engineering & Construction Co., Inc.	141	6,703

KNR Constructions Ltd.	6,325	20,142

Kontrolmatik Enerji ve Muhendislik A/S	736	5,365

Larsen & Toubro Ltd.	10,516	453,012

Larsen & Toubro Ltd., GDR(b)	296	12,817

Metallurgical Corp. of China Ltd., Class A	42,300	19,101

Metallurgical Corp. of China Ltd., Class H	106,000	20,736

National Marine Dredging Co.	3,341	24,251

NBCC India Ltd.	25,008	41,887

NCC Ltd.	227,450	660,245

PNC Infratech Ltd.(b)	2,700	14,515

Power Construction Corp. of China Ltd., Class A	66,700	46,791

Praj Industries Ltd.	6,565	43,099

PSG Corp. PCL, NVDR*	1,112,800	18,617

Rail Vikas Nigam Ltd.(b)	9,261	31,789

Ruentex Engineering & Construction Co.	50,000	268,718

Run Long Construction Co. Ltd.	6,768	23,695

Samsung E&A Co. Ltd.*	4,150	79,421

Shaanxi Construction Engineering Group Corp. Ltd., Class A	4,900	2,700

Investments	Shares	Value

Construction & Engineering – (continued)

Shanghai Construction Group Co. Ltd., Class A	23,500	$7,788

Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	13,085

Sichuan Road and Bridge Group Co. Ltd., Class A	20,440	20,464

Sinoma International Engineering Co., Class A	15,600	27,337

Tekfen Holding A/S	78,400	125,313

United Integrated Services Co. Ltd.	5,504	66,767

Voltas Ltd.	4,133	73,052

Waskita Karya Persero Tbk. PT* ‡	173,900	1,084

Yankey Engineering Co. Ltd.	32,553	381,894
		4,105,700

Construction Materials – 1.5%

ACC Ltd.	1,376	41,754

Ambuja Cements Ltd.	11,600	86,184

Anhui Conch Cement Co. Ltd., Class A	9,800	31,099

Anhui Conch Cement Co. Ltd., Class H	26,000	60,702

Arabian Cement Co.	2,310	18,877

Asia Cement Corp.	58,762	78,862

BBMG Corp., Class A	42,300	10,923

Berkah Beton Sadaya Tbk. PT*	425,000	1,307

Birla Corp. Ltd.	750	12,963

Bursa Cimento Fabrikasi A/S	283,800	74,245

Cementos Argos SA	194,650	406,107

Cementos Argos SA (Preference)	95,900	175,194

Cemex SAB de CV*	402,688	320,714

Chia Hsin Cement Corp.	47,978	27,111

China Jushi Co. Ltd., Class A	9,600	15,816

China National Building Material Co. Ltd., Class H	104,000	40,556

China Resources Building Materials Technology Holdings Ltd.	68,000	11,563

Cimsa Cimento Sanayi ve Ticaret A/S	13,776	13,590

City Cement Co.	4,208	23,314

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

CSG Holding Co. Ltd., Class B	4,700	$1,436

Dalmia Bharat Ltd.	2,150	47,366

Eastern Province Cement Co.	1,199	10,677

GCC SAB de CV	5,000	57,218

Goldsun Building Materials Co. Ltd.	46,340	68,382

Grasim Industries Ltd.	6,100	176,315

Grupo Argos SA	130,600	540,927

Grupo Argos SA (Preference)	91,150	271,672

Hanil Cement Co. Ltd.	11,500	109,167

Huaxin Cement Co. Ltd., Class A	3,700	7,102

Huaxin Cement Co. Ltd., Class H	10,400	9,281

Indocement Tunggal Prakarsa Tbk. PT	28,800	13,727

JK Cement Ltd.	530	25,405

JK Lakshmi Cement Ltd.	2,744	26,180

Nuh Cimento Sanayi A/S	2,068	19,466

Nuvoco Vistas Corp. Ltd.*	3,650	14,812

Oyak Cimento Fabrikalari A/S*	4,416	8,266

Qassim Cement Co. (The)	1,998	31,430

Ramco Cements Ltd. (The)	2,289	21,799

Rhi Magnesita India Ltd.	1,850	14,418

Riyadh Cement Co.	1,967	14,475

Saudi Cement Co.	441	5,397

Semen Indonesia Persero Tbk. PT	29,417	8,449

Shree Cement Ltd.	250	73,244

Siam Cement PCL (The), NVDR	10,000	67,188

Siam City Cement PCL, NVDR	4,800	18,003

Southern Province Cement Co.	1,634	17,405

Star Cement Ltd.*	7,008	19,923

Taiwan Cement Corp.	100,000	98,428

Tangshan Jidong Cement Co. Ltd., Class A	4,700	3,349

Tianshan Material Co. Ltd., Class A	26,000	23,122

Tipco Asphalt PCL, NVDR	265,000	114,409

TPI Polene PCL, NVDR	1,990,100	73,568

UltraTech Cement Ltd.	1,950	233,054

Universal Cement Corp.	200,000	215,896

Investments	Shares	Value

Construction Materials – (continued)

Yamama Cement Co.	3,763	$34,915

Yanbu Cement Co.	2,888	22,484
		3,969,236

Consumer Finance – 1.4%

AEON Credit Service M Bhd.	90,000	134,081

Bajaj Finance Ltd.	4,050	336,069

BFI Finance Indonesia Tbk. PT	3,155,000	203,736

Capri Global Capital Ltd.	7,792	20,639

Cholamandalam Financial Holdings Ltd.	1,776	22,920

Cholamandalam Investment and Finance Co. Ltd.	6,150	87,957

CreditAccess Grameen Ltd.*	1,166	21,080

FinVolution Group, ADR	71,700	342,009

Five-Star Business Finance Ltd.*	1,680	15,268

Gentera SAB de CV(a)	681,296	1,098,407

Hotai Finance Co. Ltd.	2,928	10,746

JMT Network Services PCL, NVDR	14,200	7,931

Krungthai Card PCL, NVDR	9,800	11,371

Mahindra & Mahindra Financial Services Ltd.	9,024	28,245

Manappuram Finance Ltd.	238,500	572,123

Muangthai Capital PCL, NVDR	9,300	11,418

Muthoot Finance Ltd.*	2,410	49,700

Ngern Tid Lor PCL, NVDR	27,639	15,587

Poonawalla Fincorp Ltd.	5,720	33,637

Qifu Technology, Inc., Class A, ADR	3,950	72,245

Ratchthani Leasing PCL, NVDR	935,000	60,550

Samsung Card Co. Ltd.	539	15,248

SBFC Finance Ltd.*	11,952	12,513

SBI Cards & Payment Services Ltd.	5,252	45,844

Shriram Finance Ltd.	7,850	240,074

Spandana Sphoorty Financial Ltd.*	1,008	10,551

Srisawad Capital 1969 PCL, NVDR	535,600	40,177

Srisawad Corp. PCL, NVDR	14,000	15,488

Sundaram Finance Ltd.	1,535	87,313

Yulon Finance Corp.	4,672	21,235
		3,644,162

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 1.1%

Abdullah Al Othaim Markets Co.	7,595	$25,232

Al-Dawaa Medical Services Co.	1,104	28,199

Alibaba Health Information Technology Ltd.* (a)	100,000	37,846

Almacenes Exito SA	70,408	41,427

Almacenes Exito SA, BDR	55,000	125,639

Almunajem Foods Co.	7,950	255,207

Atacadao SA	20,000	43,102

Avenue Supermarts Ltd.* (b)	3,150	173,809

Berli Jucker PCL	500	331

Berli Jucker PCL, NVDR	13,800	9,123

BGF retail Co. Ltd.	141	13,375

Bid Corp. Ltd.	5,785	132,551

BIM Birlesik Magazalar A/S	13,531	161,738

Cencosud SA	35,400	60,910

Clicks Group Ltd.	4,250	65,780

Corporativo Fragua SAB de CV	1,242	55,982

CP ALL PCL, NVDR	85,000	131,881

CP Axtra PCL, NVDR	14,400	12,628

Curexo, Inc.*	1,008	8,949

Dada Nexus Ltd., ADR*	2,805	5,694

DaShenLin Pharmaceutical Group Co. Ltd., Class A	4,320	12,993

Dis-Chem Pharmacies Ltd.(b)	17,952	31,090

Dongsuh Cos., Inc.	859	11,852

East Buy Holding Ltd.* (a) (b)	3,000	6,413

E-MART, Inc.	392	18,067

Great Tree Pharmacy Co. Ltd.	1,543	13,316

Grupo Mateus SA*	9,800	14,029

GS Retail Co. Ltd.	1,332	19,208

JD Health International, Inc.* (b)	17,500	60,748

La Comer SAB de CV(a)	18,800	40,483

Magnit PJSC‡	2,296	—

Migros Ticaret A/S	2,688	36,696

Nahdi Medical Co.	611	22,514

Philippine Seven Corp.*	10,780	16,235

Pick n Pay Stores Ltd.	6,784	7,261

Ping An Healthcare and Technology Co. Ltd.* (a) (b)	9,600	13,674

President Chain Store Corp.	9,840	82,801

Puregold Price Club, Inc.	26,060	10,691

Investments	Shares	Value

Consumer Staples Distribution & Retail – (continued)

Raia Drogasil SA	24,964	$123,204

Robinsons Retail Holdings, Inc.	199,320	124,039

Sendas Distribuidora SA*	35,000	88,596

Shenzhen Pagoda Industrial Group Corp. Ltd.	24,500	10,024

Shoprite Holdings Ltd.	7,700	102,915

SMU SA	1,132,900	210,915

Sok Marketler Ticaret A/S	6,048	10,891

SPAR Group Ltd. (The)* (a)	6,708	34,459

Sumber Alfaria Trijaya Tbk. PT	351,600	63,357

Sun Art Retail Group Ltd.	70,500	14,693

Wal-Mart de Mexico SAB de CV	85,000	318,878
		2,909,445

Containers & Packaging – 0.1%

CPMC Holdings Ltd.	100,000	85,665

Klabin SA	19,752	87,802

Pantai Indah Kapuk Dua Tbk. PT*	24,000	7,277

SCG Packaging PCL, NVDR	18,700	16,399

Taiwan Hon Chuan Enterprise Co. Ltd.	4,752	23,204

Ton Yi Industrial Corp.	52,000	23,874

Youlchon Chemical Co. Ltd.	470	11,409
		255,630

Distributors – 0.1%

Autohellas Tourist and Trading SA	8,614	118,631

Sinomach Automobile Co. Ltd., Class A	4,800	4,726

Wuchan Zhongda Group Co. Ltd., Class A	13,800	8,995
		132,352

Diversified Consumer Services – 0.2%

Advtech Ltd.	24,310	37,016

China Education Group Holdings Ltd.(a) (b)	49,772	28,446

Cogna Educacao SA*	52,400	21,938

Fenbi Ltd.* (a)	24,500	13,595

Humansoft Holding Co. KSC	3,413	32,124

Lung Yen Life Service Corp.*	8,448	11,429

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

MegaStudyEdu Co. Ltd.	3,000	$131,973

National Co. for Learning & Education	735	29,591

New Oriental Education & Technology Group, Inc.*	25,000	199,937

Offcn Education Technology Co. Ltd., Class A*	4,700	1,726

Taaleem Holdings PJSC	16,512	16,859

TAL Education Group, ADR*	8,000	96,320
		620,954

Diversified REITs – 0.4%

Axis REIT, REIT	70,973	28,553

Concentradora Fibra Danhos SA de CV, REIT	427,544	517,665

Fibra Uno Administracion SA de CV, REIT	75,000	108,240

Growthpoint Properties Ltd., REIT(a)	94,300	54,771

Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	172,700	83,372

KLCCP Stapled Group, REIT	9,600	15,167

Peker Gayrimenkul Yatirim Ortakligi A/S, REIT*	18,144	4,506

Redefine Properties Ltd., REIT	249,977	52,555

Servet Gayrimenkul Yatirim Ortakligi A/S, REIT*	5,800	53,160

SK REITs Co. Ltd., REIT	6,195	18,579
		936,568

Diversified Telecommunication Services – 1.0%

AL Yah Satellite Communications Co. PJSC	43,340	28,320

Chief Telecom, Inc.	1,104	12,307

China Tower Corp. Ltd., Class H(a) (b)	1,300,000	152,918

Chunghwa Telecom Co. Ltd.	61,131	232,794

CITIC Telecom International Holdings Ltd.(a)	721,000	245,213

Converge Information and Communications Technology Solutions, Inc.*	985,000	160,278

Dayamitra Telekomunikasi PT	202,100	7,085

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Emirates Telecommunications Group Co. PJSC	56,100	$259,659

Hellenic Telecommunications Organization SA	5,750	87,796

HFCL Ltd.	34,742	41,847

Indus Towers Ltd.*	18,900	80,369

LG Uplus Corp.	7,617	54,285

Magyar Telekom Telecommunications plc	133,600	338,422

Ooredoo QPSC	32,600	89,446

Operadora De Sites Mexicanos SAB de CV, Series A-1	9,400	10,637

PT Tower Bersama Infrastructure Tbk.	42,300	5,138

Railtel Corp. of India Ltd.	3,796	18,180

Rostelecom PJSC‡	33,770	—

Rostelecom PJSC (Preference)‡	15,392	—

Sarana Menara Nusantara Tbk. PT	315,700	15,630

Saudi Telecom Co.	29,056	291,675

Sitios Latinoamerica SAB de CV* (a)	63,700	19,964

Tata Communications Ltd.	1,646	34,126

Tata Teleservices Maharashtra Ltd.*	8,112	7,997

Telefonica Brasil SA	10,000	91,335

Telekom Malaysia Bhd.	40,000	51,881

Telkom Indonesia Persero Tbk. PT	755,000	147,192

Telkom SA SOC Ltd.*	114,700	145,783

TIME dotCom Bhd.	9,000	9,731

Turk Telekomunikasyon A/S*	19,746	24,627
		2,664,635

Electric Utilities – 1.4%

Adani Energy Solutions Ltd.*	6,350	81,068

Alupar Investimento SA	5,033	27,034

Can2 Termik A/S*	201,000	113,486

Centrais Eletricas Brasileiras SA	30,000	219,135

Centrais Eletricas Brasileiras SA (Preference), Class B	5,000	40,092

CESC Ltd.	315,150	556,561

CEZ A/S(a)	2,900	107,156

Cia Energetica de Minas Gerais	6,110	13,486

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Cia Energetica de Minas Gerais (Preference)	62,013	$116,892

Companhia Paranaense de Energia	25,000	39,552

Companhia Paranaense de Energia (Preference)	25,000	43,844

CPFL Energia SA	4,700	28,927

CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	10,000	48,176

Enel Americas SA	539,968	50,828

Enel Chile SA	845,971	50,434

Enel Distribucion Peru SAA	13,824	13,021

Energisa SA	5,000	43,507

Enerjisa Enerji A/S* (b)	7,676	16,134

Engie Energia Chile SA*	180,950	149,136

Equatorial Energia SA	20,000	118,037

Federal Grid Co. – Rosseti PJSC (Registered)* ‡	22,532,366	—

Inter RAO UES PJSC‡	1,596,292	—

Interconexion Electrica SA ESP	13,200	61,388

Korea Electric Power Corp.*	6,750	103,294

Manila Electric Co.	5,840	37,303

Mosenergo PJSC‡	4,455,000	—

Neoenergia SA	15,000	55,507

ODAS Elektrik Uretim ve Sanayi Ticaret A/S*	456,900	134,912

Power Grid Corp. of India Ltd.	127,000	459,452

Public Power Corp. SA*	3,521	42,317

Reliance Infrastructure Ltd.*	107,250	228,675

RusHydro PJSC‡	2,361,000	—

Saudi Electricity Co.	24,100	119,645

SJVN Ltd.	13,152	21,185

Tata Power Co. Ltd. (The)	26,650	143,493

Tenaga Nasional Bhd.	125,000	313,253

Torrent Power Ltd.	1,927	34,669

Transmissora Alianca de Energia Eletrica SA	5,000	33,976
		3,665,575

Electrical Equipment – 1.5%

ABB India Ltd.	1,065	83,488

Investments	Shares	Value

Electrical Equipment – (continued)

AcBel Polytech, Inc.	9,312	$11,368

Allis Electric Co. Ltd.	5,658	25,369

Amara Raja Energy & Mobility Ltd.	4,721	62,223

Bharat Heavy Electricals Ltd.	26,500	89,470

Bizlink Holding, Inc.	3,936	27,862

CG Power & Industrial Solutions Ltd.	10,700	71,039

Chicony Power Technology Co. Ltd.*	5,232	27,878

Chung-Hsin Electric & Machinery Manufacturing Corp.	7,728	43,669

CS Wind Corp.	581	22,070

CyberPower Systems, Inc.	30,680	246,857

Dongfang Electric Corp. Ltd., Class A	5,000	11,641

Doosan Enerbility Co. Ltd.*	7,291	88,625

Doosan Fuel Cell Co. Ltd.*	690	9,950

Ecopro BM Co. Ltd.*	750	129,423

Ecopro Co. Ltd.*	1,820	139,848

Elecon Engineering Co. Ltd.	1,776	24,145

ElSewedy Electric Co.	21,462	13,927

Fangda Carbon New Material Co. Ltd., Class A*	5,300	3,711

Farasis Energy Gan Zhou Co. Ltd., Class A*	784	1,341

Finolex Cables Ltd.	3,513	44,346

Fortune Electric Co. Ltd.	2,928	76,163

Goldwind Science & Technology Co. Ltd., Class A	9,600	10,115

Goldwind Science & Technology Co. Ltd., Class H(a)	15,000	6,041

GoodWe Technologies Co. Ltd., Class A	343	4,412

Gotion High-tech Co. Ltd., Class A*	4,600	11,917

Graphite India Ltd.	3,381	27,407

Gulf Cables & Electrical Industries Group Co. KSCP	4,140	16,869

Havells India Ltd.	3,500	69,802

HBL Power Systems Ltd.	4,272	26,215

HD Hyundai Electric Co. Ltd.	425	75,953

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Hitachi Energy India Ltd.	371	$42,592

Hongfa Technology Co. Ltd., Class A	4,800	18,957

Hunan Changyuan Lico Co. Ltd., Class A	784	595

Hyosung Heavy Industries Corp.	96	21,741

Inox Wind Ltd.*	3,408	25,635

Jiangsu Zhongtian Technology Co. Ltd., Class A	4,500	8,433

Jiangxi Special Electric Motor Co. Ltd., Class A*	4,900	6,577

KEI Industries Ltd.	1,202	57,561

Korea Electric Terminal Co. Ltd.	2,650	123,479

L&F Co. Ltd.*	436	51,704

LG Energy Solution Ltd.*	700	197,019

LS Corp.	700	69,944

LS Electric Co. Ltd.	490	62,611

Ming Yang Smart Energy Group Ltd., Class A	4,500	6,096

NARI Technology Co. Ltd., Class A	15,300	49,736

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	658	2,778

Olectra Greentech Ltd.	1,392	28,807

Phihong Technology Co. Ltd.*	11,472	18,849

Polycab India Ltd.	1,200	81,498

POSCO Future M Co. Ltd.	550	112,817

Pylon Technologies Co. Ltd., Class A	343	3,752

Riyadh Cables Group Co.	720	18,160

RR Kabel Ltd.	768	15,225

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	159,700	166,820

Schneider Electric Infrastructure Ltd.*	4,472	43,275

Shanghai Electric Group Co. Ltd., Class A*	24,000	14,284

Shihlin Electric & Engineering Corp.	5,136	46,057

Shinsung Delta Tech Co. Ltd.	554	32,949

SK IE Technology Co. Ltd.* (b)	349	14,924

Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,150	190,333

Investments	Shares	Value

Electrical Equipment – (continued)

SPG Co. Ltd.	686	$13,997

Suzlon Energy Ltd.*	199,400	99,418

Ta Ya Electric Wire & Cable	50,000	87,372

Taihan Electric Wire Co. Ltd.*	3,089	30,754

Tatung Co. Ltd.*	50,000	100,424

TBEA Co. Ltd., Class A	15,350	29,994

Teco Electric and Machinery Co. Ltd.	22,000	37,565

Triveni Turbine Ltd.	8,174	52,662

V-Guard Industries Ltd.	6,399	26,306

Voltronic Power Technology Corp.	1,000	47,601

Walsin Lihwa Corp.	100,000	113,322

WEG SA	25,000	190,764

XTC New Energy Materials Xiamen Co. Ltd., Class A	539	2,683

Zhejiang Chint Electrics Co. Ltd., Class A	4,700	13,403

Zhejiang HangKe Technology, Inc. Co., Class A	490	1,428
		3,884,045

Electronic Equipment, Instruments & Components – 3.8%

AAC Technologies Holdings, Inc.(a)	25,000	79,911

Ability Opto-Electronics Technology Co. Ltd.	3,072	19,482

Asia Optical Co., Inc.	7,296	14,385

AUO Corp.	211,872	119,073

Aurora Corp.	4,316	9,689

Avary Holding Shenzhen Co. Ltd., Class A	9,600	32,002

BH Co. Ltd.	10,500	132,570

BOE Technology Group Co. Ltd., Class A	95,000	57,198

Chang Wah Electromaterials, Inc.	150,000	205,915

Channel Well Technology Co. Ltd.	8,742	20,297

Cheng Uei Precision Industry Co. Ltd.	113,161	161,947

China Railway Signal & Communication Corp. Ltd., Class A	31,500	23,490

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

China Railway Signal & Communication Corp. Ltd., Class H(b)	52,000	$20,278

Chin-Poon Industrial Co. Ltd.	12,720	16,133

Chroma ATE, Inc.	4,556	37,288

Chunghwa Precision Test Tech Co. Ltd.	720	10,470

Compeq Manufacturing Co. Ltd.*	44,389	105,240

Coretronic Corp.	9,168	29,000

Co-Tech Development Corp.	10,464	20,985

Daeduck Electronics Co. Ltd.	14,600	247,189

Daejoo Electronic Materials Co. Ltd.*	432	29,350

Delta Electronics Thailand PCL, NVDR	80,000	151,106

Delta Electronics, Inc.	37,578	369,871

Dreamtech Co. Ltd.	17,550	119,997

Dynamic Holding Co. Ltd.	9,216	19,359

E Ink Holdings, Inc.	15,000	96,739

Elite Material Co. Ltd.	4,752	60,126

EM-Tech Co. Ltd.	5,150	126,132

Everdisplay Optronics Shanghai Co. Ltd., Class A*	63,754	19,633

FLEXium Interconnect, Inc.	15,294	42,930

Forth Corp. PCL, NVDR	14,600	6,461

Foxconn Industrial Internet Co. Ltd., Class A	25,000	84,582

Foxconn Technology Co. Ltd.	50,000	94,589

General Interface Solution Holding Ltd.	110,128	207,323

Genius Electronic Optical Co. Ltd.	1,000	13,543

Genus Power Infrastructures Ltd.	5,088	18,175

Global Brands Manufacture Ltd.	8,016	17,996

GoerTek, Inc., Class A	3,800	8,291

Gold Circuit Electronics Ltd.*	5,240	31,702

Hana Microelectronics PCL, NVDR	26,000	27,186

Hannstar Board Corp.	8,448	14,555

HannStar Display Corp.*	69,288	22,024

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	10,400	20,695

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Hollysys Automation Technologies Ltd.* (a)	2,100	$48,909

Holy Stone Enterprise Co. Ltd.	63,442	188,989

Hon Hai Precision Industry Co. Ltd.	350,000	1,676,801

Honeywell Automation India Ltd.	52	28,132

Innolux Corp.	266,684	116,708

ITEQ Corp.	6,096	20,500

Jaymart Group Holdings PCL, NVDR*	24,000	9,066

Kaynes Technology India Ltd.*	768	24,526

KCE Electronics PCL, NVDR	26,000	27,536

Kingboard Holdings Ltd.	25,000	55,235

Kingboard Laminates Holdings Ltd.	27,500	23,734

Largan Precision Co. Ltd.	1,488	99,849

LG Display Co. Ltd.*	8,551	65,211

LG Innotek Co. Ltd.	450	72,281

Lingyi iTech Guangdong Co., Class A	15,900	11,439

Lotes Co. Ltd.	1,332	58,905

Lotte Energy Materials Corp.	235	7,736

Luxshare Precision Industry Co. Ltd., Class A	10,600	42,743

Mcnex Co. Ltd.	657	12,193

MH Development Ltd.* ‡	22,000	–

Nan Ya Printed Circuit Board Corp.	5,664	32,528

Nationgate Holdings Bhd.	285,000	103,908

Nex Point Parts PCL, NVDR*	47,500	11,664

Nichidenbo Corp.	77,409	144,301

OFILM Group Co. Ltd., Class A*	4,700	5,712

Pan-International Industrial Corp.	165,888	174,742

Park Systems Corp.	200	21,547

Primax Electronics Ltd.	14,600	43,492

Promate Electronic Co. Ltd.	89,705	237,472

Quest Holdings SA	10,650	66,048

Raytron Technology Co. Ltd., Class A	343	1,568

Redington Ltd.	250,900	657,349

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Samsung Electro-Mechanics Co. Ltd.	1,550	$174,839

Samsung SDI Co. Ltd.	850	266,913

Scientech Corp.	1,000	10,380

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	376	16,814

Shengyi Technology Co. Ltd., Class A	9,600	25,785

Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	8,996

Simplo Technology Co. Ltd.	4,656	62,629

Sinbon Electronics Co. Ltd.	3,000	25,889

SOLUM Co. Ltd.*	588	11,189

Solus Advanced Materials Co. Ltd.	754	9,705

Sunny Optical Technology Group Co. Ltd.	12,400	60,881

SUPCON Technology Co. Ltd., Class A	1,771	11,658

Supreme Electronics Co. Ltd.	14,160	38,355

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,400	22,103

Synnex Technology International Corp.	50,000	122,535

Syrma SGS Technology Ltd.	2,160	12,628

Taiwan Surface Mounting Technology Corp.	6,816	25,014

Taiwan Union Technology Corp.	4,128	23,516

TCL Technology Group Corp., Class A*	41,360	27,301

Test Research, Inc.	87,187	283,822

Thinking Electronic Industrial Co. Ltd.	2,688	13,002

Tianma Microelectronics Co. Ltd., Class A*	15,600	17,514

Tong Hsing Electronic Industries Ltd.	2,783	12,606

TPK Holding Co. Ltd.	152,000	178,785

Tripod Technology Corp.	14,000	84,915

TXC Corp.	4,608	15,920

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Unimicron Technology Corp.	42,124	$235,445

Unisplendour Corp. Ltd., Class A*	4,900	14,176

Unitech Printed Circuit Board Corp.	2,878	2,316

Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	9,599

VS Industry Bhd.	137,700	26,256

Wah Lee Industrial Corp.	92,739	358,857

Walsin Technology Corp.	5,952	20,381

Weikeng Industrial Co. Ltd.	150,000	157,546

Wintek Corp.* ‡	64,000	–

WPG Holdings Ltd.	50,440	136,781

WT Microelectronics Co. Ltd.	15,385	70,872

WUS Printed Circuit Kunshan Co. Ltd., Class A*	9,970	46,122

Yageo Corp.	10,512	201,769

Zen Technologies Ltd.	1,440	19,165

Zhejiang Dahua Technology Co. Ltd., Class A	5,200	12,918

Zhen Ding Technology Holding Ltd.	17,150	61,096
		9,992,724

Energy Equipment & Services – 0.3%

ADNOC Drilling Co. PJSC	40,585	42,652

Arabian Drilling Co.	384	15,665

Bumi Armada Bhd.*	1,415,000	174,929

China Oilfield Services Ltd., Class A	5,000	12,366

China Oilfield Services Ltd., Class H	12,000	12,919

China Petroleum Engineering Corp., Class A	27,800	12,976

COFCO Capital Holdings Co. Ltd., Class A	4,900	5,623

Dialog Group Bhd.	110,000	55,547

Gulf International Services QSC	383,100	291,876

Velesto Energy Bhd.	340,800	19,281

Yinson Holdings Bhd.	57,600	29,569
		673,403

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 0.7%

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	$10,839

Bilibili, Inc., Class Z* (a)	4,000	52,575

CJ CGV Co. Ltd.*	34,600	143,948

CJ ENM Co. Ltd.*	392	21,556

Com2uSCorp	133	3,849

Devsisters Co. Ltd.*	235	8,161

Gamania Digital Entertainment Co. Ltd.	50,000	117,929

HYBE Co. Ltd.	295	43,115

International Games System Co. Ltd.	2,320	71,249

iQIYI, Inc., ADR* (a)	7,595	36,836

JYP Entertainment Corp.	480	23,165

Kakao Games Corp.*	956	15,079

Kingsoft Corp. Ltd.	20,000	65,847

Krafton, Inc.*	500	86,643

MD Pictures Tbk. PT*	28,800	8,732

MNC Digital Entertainment Tbk. PT*	37,600	6,706

NCSoft Corp.	296	37,715

Neowiz	470	7,413

NetDragon Websoft Holdings Ltd.	100,000	140,899

NetEase, Inc.	30,000	576,510

Netmarble Corp.* (b)	410	16,583

Nexon Games Co. Ltd.*	1,034	10,085

NHN Corp.	6,400	109,746

Pearl Abyss Corp.*	517	11,989

Perfect World Co. Ltd., Class A	4,100	5,662

PVR Inox Ltd.*	1,152	18,793

Saregama India Ltd.	4,900	25,294

SM Entertainment Co. Ltd.	144	8,262

SMI Holdings Group Ltd.* ‡	72,000	—

Star CM Holdings Ltd.*	8,000	4,408

Studio Dragon Corp.*	188	5,801

Tencent Music Entertainment Group, ADR* (a)	8,401	105,433

Tencent Music Entertainment Group, Class A*	4,700	29,806

Wemade Co. Ltd.*	388	13,279

Investments	Shares	Value

Entertainment – (continued)

XPEC Entertainment, Inc.* ‡	14,800	$—

YG Entertainment, Inc.	605	18,560

Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	7,290

Zx, Inc.* (b)	10,400	29,653
		1,899,410

Financial Services – 1.5%

Aavas Financiers Ltd.*	2,058	40,059

Aditya Birla Capital Ltd.*	13,950	38,689

Al Waha Capital PJSC	412,500	168,464

Aptus Value Housing Finance India Ltd.	6,960	27,282

AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	9,671

Bajaj Finserv Ltd.	6,620	128,137

Bajaj Holdings & Investment Ltd.	585	56,905

Can Fin Homes Ltd.	4,975	45,474

Chailease Holding Co. Ltd.	28,488	150,918

Cielo SA	32,900	35,356

Corp. Financiera Colombiana SA	48,150	183,100

CSSC Hong Kong Shipping Co. Ltd.(b)	600,000	106,633

E-Finance for Digital & Financial Investments	7,889	3,708

Far East Horizon Ltd.(a)	52,000	38,695

Fawry for Banking & Payment Technology Services SAE*	44,933	5,183

FirstRand Ltd.	157,350	544,336

Genertec Universal Medical Group Co. Ltd.(b)	325,000	196,134

Grupo de Inversiones Suramericana SA	2,695	27,560

Grupo de Inversiones Suramericana SA (Preference)	3,587	21,308

Home First Finance Co. India Ltd.(b)	1,225	13,398

Housing & Urban Development Corp. Ltd.	153,700	413,557

IIFL Finance Ltd.	3,626	17,644

Indian Railway Finance Corp. Ltd.(b)	28,464	53,645

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – (continued)

Jio Financial Services Ltd.*	55,350	$250,095

Kakaopay Corp.*	398	10,165

L&T Finance Ltd.	11,562	23,093

LIC Housing Finance Ltd.	10,300	83,185

Meritz Financial Group, Inc.	2,700	155,112

National Investments Co. KSCP	20,286	16,729

One 97 Communications Ltd.*	4,128	18,424

Piramal Enterprises Ltd.	3,456	38,302

PNB Housing Finance Ltd.* (b)	1,056	10,072

Power Finance Corp. Ltd.	37,350	197,659

REC Ltd.	31,272	190,080

Remgro Ltd.	13,200	86,135

Shandong Hi-Speed Holdings Group Ltd.* (a)	53,500	48,704

Turkiye Sinai Kalkinma Bankasi A/S*	519,500	157,247

Yuanta Financial Holding Co. Ltd.	353,120	332,385
		3,943,243

Food Products – 2.3%

Adani Wilmar Ltd.*	2,491	10,676

Agthia Group PJSC	114,800	178,471

Alicorp SAA*	231,050	372,383

Almarai Co. JSC	3,913	59,259

Anjoy Foods Group Co. Ltd., Class A	500	6,372

Astra Agro Lestari Tbk. PT	205,000	81,950

AVI Ltd.	5,424	25,024

Balrampur Chini Mills Ltd.	3,850	18,252

Beijing Dabeinong Technology Group Co. Ltd., Class A	5,300	3,433

Betagro PCL	24,400	15,736

Bombay Burmah Trading Co.	9,150	170,962

BRF SA*	20,400	66,437

Britannia Industries Ltd.*	1,988	113,795

CCL Products India Ltd.	2,597	18,412

Century Pacific Food, Inc.	17,700	11,643

Charoen Pokphand Enterprise	4,272	13,907

Charoen Pokphand Foods PCL, NVDR	43,200	23,080

Charoen Pokphand Indonesia Tbk. PT	117,500	35,770

Investments	Shares	Value

Food Products – (continued)

Cherkizovo Group PJSC‡	2,594	$—

China Feihe Ltd.(b)	100,000	54,979

China Huiyuan Juice Group Ltd.* ‡	24,000	—

China Mengniu Dairy Co. Ltd.	50,000	104,971

China Modern Dairy Holdings Ltd.	1,064,000	88,426

Chongqing Fuling Zhacai Group Co. Ltd., Class A	3,120	6,122

CJ CheilJedang Corp.	300	73,150

CJ CheilJedang Corp. (Preference)	205	21,863

COFCO Joycome Foods Ltd.* (a) (b)	1,200,000	273,104

Daesang Corp.	8,029	127,514

Dongwon Industries Co. Ltd.	2,300	62,904

First Milling Co.	1,404	30,920

Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,980	54,107

Garudafood Putra Putri Jaya Tbk. PT	463,100	11,791

Great Wall Enterprise Co. Ltd.	9,401	16,514

Gruma SAB de CV, Class B	3,096	61,137

Grupo Bimbo SAB de CV, Class A, Series A(a)	23,898	100,678

Grupo Nutresa SA	1,692	15,968

Guan Chong Bhd.	29,400	16,879

Harim Holdings Co. Ltd.	16,700	79,627

Heilongjiang Agriculture Co. Ltd., Class A	10,200	18,424

Henan Shuanghui Investment & Development Co. Ltd., Class A	7,400	27,530

Huishan Dairy* ‡	158,000	—

Indofood CBP Sukses Makmur Tbk. PT	51,800	34,645

Indofood Sukses Makmur Tbk. PT	130,000	49,969

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	10,400	41,089

IOI Corp. Bhd.	39,200	33,430

JBS SA	20,100	90,900

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	4,800	19,554

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Kuala Lumpur Kepong Bhd.	20,453	$99,169

Leong Hup International Bhd.(b)	645,000	78,387

Lian HWA Food Corp.	6,240	18,780

Lien Hwa Industrial Holdings Corp.	17,301	35,280

Lotte Wellfood Co. Ltd.	1,200	116,345

M Dias Branco SA	4,800	31,431

Marfrig Global Foods SA*	145,000	264,369

Marico Ltd.	9,000	55,875

Mayora Indah Tbk. PT	83,900	12,384

Meihua Holdings Group Co. Ltd., Class A	15,600	23,955

Minerva SA	115,000	135,787

Monde Nissin Corp.(b)	107,400	19,856

Mrs Bectors Food Specialities Ltd.(b)	1,104	16,888

Muyuan Foods Co. Ltd., Class A	15,020	90,475

Nestle India Ltd.	6,000	180,310

Nestle Malaysia Bhd.	400	10,661

New Hope Liuhe Co. Ltd., Class A*	9,000	11,086

NongShim Co. Ltd.	100	28,797

Orion Corp.	550	36,969

Orion Holdings Corp.	8,550	91,247

Ottogi Corp.	50	15,086

Patanjali Foods Ltd.	1,030	18,649

PPB Group Bhd.	14,080	46,437

QL Resources Bhd.	25,395	34,162

Samyang Foods Co. Ltd.	141	30,147

Samyang Holdings Corp.	2,500	126,257

San Miguel Food and Beverage, Inc.	19,470	15,470

Sao Martinho SA	3,500	19,306

Sarawak Oil Palms Bhd.	120,000	76,689

Saudia Dairy & Foodstuff Co.	294	28,611

Savola Group (The)	5,419	72,964

Shree Renuka Sugars Ltd.*	30,100	16,144

Sime Darby Plantation Bhd.	65,003	60,883

SLC Agricola SA	85,000	313,066

Tata Consumer Products Ltd.	11,600	154,092

Thai Union Group PCL, NVDR	58,800	23,641

Thai Vegetable Oil PCL, NVDR	195,000	104,182

Investments	Shares	Value

Food Products – (continued)

Thaifoods Group PCL, NVDR	655,000	$67,161

Tiger Brands Ltd.	4,150	45,293

Tingyi Cayman Islands Holding Corp.	16,000	17,736

Toly Bread Co. Ltd., Class A	5,640	4,774

Tres Tentos Agroindustrial SA	55,000	107,387

Triveni Engineering & Industries Ltd.	4,263	18,513

Ulker Biskuvi Sanayi A/S*	6,672	23,554

Uni-President Enterprises Corp.	88,709	208,410

United Plantations Bhd.	9,800	51,746

Universal Robina Corp.	13,530	24,171

Want Want China Holdings Ltd.	48,000	27,433

Yayla Agro Gida Sanayi ve Nakliyat A/S	152,600	65,043

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	8,494

Zad Holding Co.*	3,286	12,599

Zydus Wellnes Ltd.	882	17,610
		5,955,518

Gas Utilities – 0.6%

Adani Total Gas Ltd.	4,541	50,566

Aygaz A/S	2,928	17,717

Beijing Enterprises Holdings Ltd.	25,000	80,231

China Gas Holdings Ltd.	70,000	65,872

China Resources Gas Group Ltd.	24,600	77,846

ENN Energy Holdings Ltd.(a)	20,500	177,316

ENN Natural Gas Co. Ltd., Class A	10,000	24,940

GAIL India Ltd.	80,150	200,864

Grupo Energia Bogota SA ESP	78,000	48,801

Gujarat Gas Ltd.	2,679	17,550

Gujarat State Petronet Ltd.	4,080	14,474

Indraprastha Gas Ltd.	4,564	25,665

Korea Gas Corp.*	999	19,950

Kunlun Energy Co. Ltd.	100,000	97,555

Mahanagar Gas Ltd.(b)	1,456	25,190

National Gas & Industrialization Co.	1,155	26,207

Perusahaan Gas Negara Tbk. PT	311,200	28,134

Petronas Gas Bhd.	15,000	56,574

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – (continued)

Promigas SA ESP	191,200	$323,746

Towngas Smart Energy Co. Ltd.	450,000	174,334
		1,553,532

Ground Transportation – 0.3%

ANE Cayman, Inc.*	24,000	16,079

BTS Group Holdings PCL, NVDR	234,040	40,101

Container Corp. of India Ltd.	4,666	57,489

Daqin Railway Co. Ltd., Class A	42,400	40,518

Full Truck Alliance Co. Ltd., ADR(a)	10,750	92,558

GMexico Transportes SAB de CV(a) (b)	9,400	20,170

Grupo Traxion SAB de CV, Class A* (b)	9,800	16,571

Localiza Rent a Car SA	15,148	143,294

Lotte Rental Co. Ltd.	6,200	122,017

Lumi Rental Co.*	576	13,545

Rumo SA*	20,000	77,791

SIMPAR SA	125,000	139,395

Theeb Rent A Car Co.	441	8,031

United International Transportation Co.	996	22,147

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	7,545
		817,251

Health Care Equipment & Supplies – 0.2%

Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	19,281

Beijing Wandong Medical Technology Co. Ltd., Class A	5,800	12,014

Classys, Inc.	144	3,954

Dentium Co. Ltd.	147	13,816

Eoflow Co. Ltd.*	799	2,454

Hartalega Holdings Bhd.*	30,800	18,070

HLB, Inc.*	1,925	154,862

iRay Technology Co. Ltd., Class A*	432	11,854

Jeisys Medical, Inc.*	1,942	13,531

Kangji Medical Holdings Ltd.	25,000	23,174

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Kossan Rubber Industries Bhd.	91,500	$42,179

Lifetech Scientific Corp.*	200,000	43,983

Microport Scientific Corp.*	11,498	9,247

Qingdao Haier Biomedical Co. Ltd., Class A	539	2,773

SD Biosensor, Inc.*	990	7,550

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	24,580

Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	98	2,523

Shinva Medical Instrument Co. Ltd., Class A	5,200	15,999

Sri Trang Gloves Thailand PCL, NVDR	68,600	17,122

Supermax Corp. Bhd.	48,000	8,549

TaiDoc Technology Corp.	22,000	104,386

Top Glove Corp. Bhd.*	120,000	22,127

Visco Vision, Inc.	3,264	25,411

Won Tech Co. Ltd.	1,728	12,928
		612,367

Health Care Providers & Services – 1.0%

Al Hammadi Holding	1,862	27,553

Apollo Hospitals Enterprise Ltd.	1,640	116,895

Aster DM Healthcare Ltd.(b)	6,324	26,388

Bangkok Chain Hospital PCL, NVDR	20,800	11,281

Bangkok Dusit Medical Services PCL, NVDR	73,400	57,437

Bumrungrad Hospital PCL, NVDR	4,900	32,393

Chabiotech Co. Ltd.*	1,200	14,856

China Meheco Co. Ltd., Class A	4,700	7,217

Chularat Hospital PCL, NVDR	101,400	7,935

CM Hospitalar SA*	45,000	43,758

Dallah Healthcare Co.	585	25,424

Diagnosticos da America SA*	9,800	8,887

Dr Lal PathLabs Ltd.(b)	822	23,373

Dr Sulaiman Al Habib Medical Services Group Co.	1,439	119,168

Fleury SA	140,000	391,117

Fortis Healthcare Ltd.	7,920	41,628

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Global Health Ltd.*	2,401	$41,588

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,200	23,036

Gushengtang Holdings Ltd.(a)	4,800	28,630

Hapvida Participacoes e Investimentos SA* (b)	80,000	56,954

HLB Life Science Co. Ltd.*	3,047	37,941

Huadong Medicine Co. Ltd., Class A	5,100	23,199

Hygeia Healthcare Holdings Co. Ltd.(a) (b)	10,400	43,149

IHH Healthcare Bhd.	45,000	59,686

Jinxin Fertility Group Ltd.* (b)	73,500	24,997

Jointown Pharmaceutical Group Co. Ltd., Class A	20,800	23,582

KPJ Healthcare Bhd.	49,024	20,750

Krishna Institute of Medical Sciences Ltd.* (b)	864	21,056

Life Healthcare Group Holdings Ltd.	17,346	9,909

Max Healthcare Institute Ltd.	11,750	118,336

Medikaloka Hermina Tbk. PT(b)	367,500	28,817

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	5,737

Metro Healthcare Indonesia Tbk. PT*	286,700	3,033

Metropolis Healthcare Ltd.(b)	1,104	24,052

Middle East Healthcare Co.*	1,555	37,646

Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	17,871

MLP Saglik Hizmetleri A/S, Class B* (b)	3,216	23,244

Mouwasat Medical Services Co.	1,404	50,311

Narayana Hrudayalaya Ltd.(b)	1,200	18,511

National Medical Care Co.	969	47,590

Netcare Ltd.	559,950	340,982

New Horizon Health Ltd.* ‡ (a) (b)	4,000	7,744

Odontoprev SA	9,490	21,880

Oncoclinicas do Brasil Servicos Medicos SA*	14,400	20,448

Investments	Shares	Value

Health Care Providers & Services – (continued)

Rainbow Children’s Medicare Ltd.	2,496	$41,139

Ramkhamhaeng Hospital PCL, NVDR	9,300	7,842

Rede D’Or Sao Luiz SA(b)	20,000	100,326

Selcuk Ecza Deposu Ticaret ve Sanayi A/S	10,650	17,335

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	11,631

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	24,000	34,184

Sikarin PCL, NVDR	44,000	12,110

Siloam International Hospitals Tbk. PT	24,000	3,542

Sinopharm Group Co. Ltd., Class H	40,000	101,468

Thonburi Healthcare Group PCL, NVDR	9,300	10,038

Topchoice Medical Corp., Class A*	500	4,197

Universal Vision Biotechnology Co. Ltd.	2,226	17,501
		2,497,302

Health Care Technology – 0.0%(d)

Lunit, Inc.*	288	11,773

Hotels, Restaurants & Leisure – 1.7%

Abu Dhabi National Hotels	240,502	41,645

Alamar Foods	539	13,494

Alsea SAB de CV*	9,840	41,443

Ambassador Hotel (The)	138,849	294,652

Americana Restaurants International plc*	40,848	37,035

Ananti, Inc.*	30,900	142,640

Asset World Corp. PCL, NVDR	171,900	20,409

Atour Lifestyle Holdings Ltd., ADR(a)	1,976	35,232

Bloomberry Resorts Corp.*	93,100	16,761

Central Plaza Hotel PCL*	1,600	1,943

Central Plaza Hotel PCL, NVDR*	5,700	6,921

Chalet Hotels Ltd.*	2,891	29,968

China Travel International Investment Hong Kong Ltd.	122,000	19,654

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Devyani International Ltd.*	8,064	$16,078

DoubleUGames Co. Ltd.	4,500	142,446

DPC Dash Ltd.*	4,800	34,184

Easy Trip Planners Ltd.	16,003	8,928

EIH Ltd.	8,250	47,298

Erawan Group PCL (The), NVDR	137,100	17,831

Genting Bhd.	50,000	47,355

Genting Malaysia Bhd.	105,000	58,083

Grand Korea Leisure Co. Ltd.	1,323	13,631

H World Group Ltd.(a)	25,000	96,852

Haichang Ocean Park Holdings Ltd.* (b)	54,000	5,524

Haidilao International Holding Ltd.(a) (b)	21,164	48,383

Hana Tour Service, Inc.	780	35,103

Helens International Holdings Co. Ltd.(a)	56,500	23,984

Indian Hotels Co. Ltd., Class A	14,178	98,005

Jahez International Co.*	3,648	29,179

Jiumaojiu International Holdings Ltd.(b)	14,000	8,879

Jollibee Foods Corp.	7,840	31,947

Jubilant Foodworks Ltd.	8,112	45,034

Kangwon Land, Inc.	2,240	24,878

Leejam Sports Co. JSC	850	47,411

Lemon Tree Hotels Ltd.* (b)	19,505	35,720

Lotte Tour Development Co. Ltd.*	1,961	14,160

Meituan, Class B* (b)	89,970	1,259,617

Minor International PCL, NVDR	49,500	44,077

MK Restaurants Group PCL, NVDR	4,800	4,825

Nayuki Holdings Ltd.* (a) (b)	25,000	8,854

OPAP SA	2,650	44,231

Paradise Co. Ltd.	421	4,587

Sapphire Foods India Ltd.*	800	13,642

Seera Group Holding*	6,734	49,106

Smartfit Escola de Ginastica e Danca SA	4,800	22,402

Sports Toto Bhd.	331,270	97,871

Sun International Ltd.	65,100	127,292

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Tongcheng Travel Holdings Ltd.* (a) (b)	19,200	$50,939

Travellers International Hotel Group, Inc.* ‡	209,900	—

TravelSky Technology Ltd., Class H	1,000	1,309

Trip.com Group Ltd.*	10,000	492,763

Tsogo Sun Ltd.	230,150	137,951

Westlife Foodworld Ltd.	3,000	30,490

Wowprime Corp.	3,259	23,520

Yum China Holdings, Inc.(a)	6,850	250,094

Zomato Ltd.*	94,650	219,109
		4,515,369

Household Durables – 1.0%

Amber Enterprises India Ltd.*	935	43,106

Arcelik A/S	5,782	30,895

Bajaj Electricals Ltd.	2,173	24,670

Coway Co. Ltd.	1,500	60,452

Crompton Greaves Consumer Electricals Ltd.	7,896	30,132

Cury Construtora e Incorporadora SA	50,000	189,076

Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,000	450,406

Dixon Technologies India Ltd.(b)	689	68,885

Eureka Forbes Ltd.*	1,960	11,069

Gree Electric Appliances, Inc. of Zhuhai, Class A	15,000	87,247

Haier Smart Home Co. Ltd., Class A	10,400	43,458

Haier Smart Home Co. Ltd., Class H	40,000	149,593

Hanssem Co. Ltd.	303	12,409

Hisense Home Appliances Group Co. Ltd., Class H(a)	4,000	16,903

LG Electronics, Inc.	3,050	205,011

LG Electronics, Inc. (Preference)	584	18,169

Merry Electronics Co. Ltd.	93,719	348,259

MRV Engenharia e Participacoes SA*	150,000	193,899

Nien Made Enterprise Co. Ltd.	3,000	35,102

PIK-Spetsializirovannyy Zastroyshchik PAO* ‡	4,646	—

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Shenzhen MTC Co. Ltd., Class A	9,600	$7,199

Skyworth Group Ltd.(a)	500,000	206,490

Taiwan Sakura Corp.	5,000	13,804

TCL Electronics Holdings Ltd.	350,000	231,358

TTK Prestige Ltd.	1,825	15,366

Vestel Beyaz Esya Sanayi ve Ticaret A/S	18,669	12,801

Vestel Elektronik Sanayi ve Ticaret A/S*	70,100	180,790

Whirlpool of India Ltd.	674	12,172
		2,698,721

Household Products – 0.1%

Blue Moon Group Holdings Ltd.(b)	48,000	13,563

Jyothy Labs Ltd.	6,860	35,712

Kimberly-Clark de Mexico SAB de CV, Class A	25,000	52,323

Unilever Indonesia Tbk. PT	75,200	12,117
		113,715

Independent Power and Renewable Electricity Producers – 1.7%

Aboitiz Power Corp.	34,200	21,934

ACEN Corp.	100,197	7,198

ACWA Power Co.	2,104	224,391

Adani Green Energy Ltd.*	7,050	151,894

Adani Power Ltd.*	27,200	199,657

AES Brasil Energia SA	9,600	17,540

Aksa Enerji Uretim A/S, Class B	3,760	4,466

Auren Energia SA	5,000	11,181

B Grimm Power PCL, NVDR	19,500	13,549

Banpu Power PCL, NVDR	19,300	7,447

BCPG PCL, NVDR	78,300	14,261

Canvest Environmental Protection Group Co. Ltd.(b)	200,000	103,309

CECEP Solar Energy Co. Ltd., Class A	9,600	6,841

CGN New Energy Holdings Co. Ltd.	500,000	149,593

CGN Power Co. Ltd., Class A	44,000	24,973

CGN Power Co. Ltd., Class H(b)	350,000	117,693

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

China Longyuan Power Group Corp. Ltd., Class A	18,300	$46,120

China Longyuan Power Group Corp. Ltd., Class H	100,000	70,450

China National Nuclear Power Co. Ltd., Class A	42,300	53,974

China Power International Development Ltd.(a)	150,000	60,604

China Resources Power Holdings Co. Ltd.(a)	60,000	149,593

China Three Gorges Renewables Group Co. Ltd., Class A	47,000	30,440

China Yangtze Power Co. Ltd., Class A	35,000	124,650

CK Power PCL, NVDR	112,600	11,849

Colbun SA	330,818	42,659

Datang International Power Generation Co. Ltd., Class A	62,400	26,023

Datang International Power Generation Co. Ltd., Class H(a)	128,000	25,367

Electricity Generating PCL, NVDR	4,900	14,875

Energy Absolute PCL, NVDR	15,600	12,944

Eneva SA*	20,000	47,771

Engie Brasil Energia SA	5,700	44,979

First Gen Corp.	185,000	61,487

Fujian Funeng Co. Ltd., Class A	12,740	17,575

Galata Wind Enerji A/S	75,500	66,087

GD Power Development Co. Ltd., Class A	42,500	30,108

Global Power Synergy PCL, NVDR	13,700	18,114

Guangdong Electric Power Development Co. Ltd., Class A*	4,900	3,600

Guangdong Electric Power Development Co. Ltd., Class B*	14,400	3,774

Gulf Energy Development PCL, NVDR	85,000	92,317

Huadian Power International Corp. Ltd., Class A	26,500	24,738

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

Huadian Power International Corp. Ltd., Class H(a)	38,000	$20,795

Huaneng Power International, Inc., Class A*	24,000	31,021

Huaneng Power International, Inc., Class H*	102,000	65,077

Hubei Energy Group Co. Ltd., Class A	36,400	28,953

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	9,800	5,914

Jaiprakash Power Ventures Ltd.*	178,320	42,637

Jilin Electric Power Co. Ltd., Class A	28,800	18,851

JSW Energy Ltd.	8,700	65,644

Malakoff Corp. Bhd.	1,080,000	151,619

Margun Enerji Uretim Sanayi ve Ticaret A/S*	12,974	9,866

Mega First Corp. Bhd.	265,000	259,309

NHPC Ltd.	110,850	127,807

NLC India Ltd.	8,784	25,514

NTPC Ltd.	136,119	592,529

OGK-2 PJSC‡	11,431,280	—

Ratch Group PCL, NVDR	24,500	19,006

Reliance Power Ltd.*	1,166,300	381,609

Serena Energia SA*	75,000	118,944

Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	257,300	138,675

Shanghai Electric Power Co. Ltd., Class A	10,000	12,691

Shenergy Co. Ltd., Class A	4,900	5,758

Shenzhen Energy Group Co. Ltd., Class A	10,600	10,583

Shinfox Energy Co. Ltd.	4,032	16,654

Sichuan Chuantou Energy Co. Ltd., Class A	9,400	21,743

Terna Energy SA	1,276	24,886

TPI Polene Power PCL, NVDR	1,083,600	97,074

Unipro PJSC* ‡	5,337,000	—

Wintime Energy Group Co. Ltd., Class A*	76,800	14,317

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

Xinyi Energy Holdings Ltd.	95,265	$13,398

Zhejiang Zheneng Electric Power Co. Ltd., Class A*	28,800	24,777

Zorlu Enerji Elektrik Uretim A/S*	49,256	10,056
		4,511,732

Industrial Conglomerates – 2.2%

3M India Ltd.	100	36,517

Aamal Co.*	690,700	148,536

Aboitiz Equity Ventures, Inc.	68,500	49,802

AG Anadolu Grubu Holding A/S	3,478	34,886

Alarko Holding A/S	2,646	9,529

Alfa SAB de CV, Class A	95,000	70,253

Alliance Global Group, Inc.	56,400	9,841

Alpha Dhabi Holding PJSC*	41,950	161,271

AntarChile SA	3,206	25,149

Apar Industries Ltd.	240	22,667

Arabi Group Holding KSC*	8,064	13,091

Astra Industrial Group	1,400	64,800

Astra International Tbk. PT	585,000	185,286

Ayala Corp.	7,000	74,521

Bidvest Group Ltd. (The)(a)	5,354	69,993

China Baoan Group Co. Ltd., Class A	10,400	15,108

CITIC Ltd.	200,000	191,019

CJ Corp.	343	31,692

DMCI Holdings, Inc.	121,000	23,208

Doosan Co. Ltd.	352	38,788

Dubai Investments PJSC	52,704	31,282

Far Eastern New Century Corp.	100,000	99,810

Fosun International Ltd.	48,000	28,538

Godrej Industries Ltd.*	1,296	14,921

Grupo Carso SAB de CV, Series A1(a)	10,000	79,074

GS Holdings Corp.	2,000	64,973

GT Capital Holdings, Inc.	2,400	26,568

Hanwha Corp.	1,692	33,482

HAP Seng Consolidated Bhd.	11,900	11,046

Hong Leong Industries Bhd.	30,000	67,135

Hosken Consolidated Investments Ltd.*	25,650	234,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – (continued)

Hyosung Corp.	201	$8,769

Industries Qatar QSC	48,000	161,494

International Holding Co. PJSC*	11,950	1,299,797

JG Summit Holdings, Inc.	80,011	46,745

KOC Holding A/S	20,900	145,954

LG Corp.	3,250	186,709

Lotte Corp.	672	13,468

LT Group, Inc.	98,000	17,236

LX Holdings Corp.	752	3,792

Multiply Group PJSC*	102,884	64,427

Mytilineos SA	2,856	116,654

National Industries Group Holding SAK	35,856	25,029

Q Holding PJSC*	32,256	25,907

Quinenco SA	8,136	28,464

Reunert Ltd.	78,750	277,194

Samsung C&T Corp.	2,606	283,019

San Miguel Corp.	13,510	24,556

Shanghai Industrial Holdings Ltd.	160,000	224,620

Siemens Ltd.	1,550	108,522

Sigdo Koppers SA	94,200	116,388

Sime Darby Bhd.	83,000	48,696

SK Square Co. Ltd.*	1,400	77,491

SK, Inc.	1,100	132,118

SM Investments Corp.	8,500	139,782

Sunway Bhd.	44,700	32,969

Turkiye Sise ve Cam Fabrikalari A/S	36,850	57,364
		5,634,939

Industrial REITs – 0.7%

Equites Property Fund Ltd., REIT	348,250	229,262

ESR Kendall Square REIT Co. Ltd., REIT	3,896	12,967

FIBRA Macquarie Mexico, REIT(a) (b)	325,811	589,341

Frasers Property Thailand Industrial Freehold & Leasehold REIT, REIT	630,000	164,895

Investments	Shares	Value

Industrial REITs – (continued)

Prologis Property Mexico SA de CV, REIT(a)	9,616	$38,129

TF Administradora Industrial S de RL de CV, REIT(a)	331,920	820,522
		1,855,116

Insurance – 2.5%

Al Rajhi Co. for Co-operative Insurance*	1,696	59,871

Allianz Malaysia Bhd.	25,000	110,215

Anadolu Anonim Turk Sigorta Sirketi*	6,624	18,413

Bangkok Insurance PCL, NVDR	10,000	78,791

BB Seguridade Participacoes SA	10,000	62,125

Bupa Arabia for Cooperative Insurance Co.	1,200	77,172

Caixa Seguridade Participacoes SA	15,000	45,320

Capital Financial Indonesia Tbk. PT*	156,800	4,966

Cathay Financial Holding Co. Ltd.	300,000	465,266

China Development Financial Holding Corp.*	456,878	191,523

China Life Insurance Co. Ltd., Class H	106,000	141,221

China Pacific Insurance Group Co. Ltd., Class A	19,500	69,475

China Pacific Insurance Group Co. Ltd., Class H	70,000	154,657

China Taiping Insurance Holdings Co. Ltd.	31,800	29,274

Co. for Cooperative Insurance (The)	1,216	48,308

DB Insurance Co. Ltd.	1,200	84,480

Dhipaya Group Holdings PCL, NVDR	125,000	102,874

Discovery Ltd.	14,200	90,648

Fubon Financial Holding Co. Ltd.	250,000	530,526

General Insurance Corp. of India(b)	7,546	31,283

Hanwha Life Insurance Co. Ltd.	12,318	26,292

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

HDFC Life Insurance Co. Ltd.(b)	17,000	$118,918

Hyundai Marine & Fire Insurance Co. Ltd.	1,262	28,580

ICICI Lombard General Insurance Co. Ltd.(b)	3,684	75,531

ICICI Prudential Life Insurance Co. Ltd.(b)	5,670	38,932

Korean Reinsurance Co.	51,500	305,177

LPI Capital Bhd.	4,900	12,321

Max Financial Services Ltd.*	2,721	32,967

Mercuries & Associates Holding Ltd.*	262,480	114,062

Mercuries Life Insurance Co. Ltd.*	1,328,057	233,701

Mirae Asset Life Insurance Co. Ltd.*	20,400	73,801

Momentum Metropolitan Holdings	41,582	45,499

New China Life Insurance Co. Ltd., Class A	4,700	20,445

New China Life Insurance Co. Ltd., Class H	25,000	48,330

Old Mutual Ltd.	130,900	76,584

OUTsurance Group Ltd.	10,487	22,588

PB Fintech Ltd.*	5,300	80,348

People’s Insurance Co. Group of China Ltd. (The), Class H	229,000	75,541

PICC Property & Casualty Co. Ltd., Class H	200,000	249,834

Ping An Insurance Group Co. of China Ltd., Class A	25,100	143,359

Ping An Insurance Group Co. of China Ltd., Class H	177,500	815,875

Porto Seguro SA	5,000	28,902

Qatar Insurance Co. SAQ	81,900	51,038

Qualitas Controladora SAB de CV	5,000	65,739

Samsung Fire & Marine Insurance Co. Ltd.	900	201,867

Samsung Life Insurance Co. Ltd.	2,600	164,605

Sanlam Ltd.	49,750	179,712

Santam Ltd.	723	11,537

SBI Life Insurance Co. Ltd.(b)	6,600	113,634

Investments	Shares	Value

Insurance – (continued)

Shin Kong Financial Holding Co. Ltd.*	457,066	$121,138

Shinkong Insurance Co. Ltd.	100,000	296,358

Star Health & Allied Insurance Co. Ltd.*	1,470	10,071

Syarikat Takaful Malaysia Keluarga Bhd.	250,000	193,819

Thai Life Insurance PCL, NVDR	63,600	15,788

Tongyang Life Insurance Co. Ltd.	13,669	52,615

ZhongAn Online P&C Insurance Co. Ltd., Class H* (b)	11,000	18,649
		6,560,565

Interactive Media & Services – 2.3%

Autohome, Inc., Class A	5,000	31,932

Baidu, Inc., Class A*	37,500	502,001

Dear U Co. Ltd.*	423	8,126

Info Edge India Ltd.	1,344	97,515

JOYY, Inc., ADR	1,092	35,621

Kakao Corp.	5,100	179,336

Kuaishou Technology* (b)	40,000	286,145

Meitu, Inc.* (b)	48,000	20,007

NAVER Corp.	2,350	313,537

SOOP Co. Ltd.	275	22,444

Tencent Holdings Ltd.	100,400	4,456,973

Weibo Corp., Class A	1,960	17,342
		5,970,979

IT Services – 1.4%

Al Moammar Information Systems Co.	505	21,220

Arabian Internet & Communications Services Co.	384	35,629

Chinasoft International Ltd.	18,000	10,932

Coforge Ltd.	1,050	64,222

Cyient Ltd.	1,392	30,138

Elm Co.	400	97,542

GDS Holdings Ltd., Class A*	14,700	15,149

Happiest Minds Technologies Ltd.	2,940	28,700

HCL Technologies Ltd.	17,350	284,175

Hyundai Autoever Corp.	94	10,474

Infosys Ltd.	66,250	1,127,944

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Jasmine Technology Solution PCL, NVDR*	4,100	$5,587

Kingsoft Cloud Holdings Ltd.* (a)	96,000	20,498

LTIMindtree Ltd.(b)	1,495	84,329

Mphasis Ltd.	1,296	35,956

Perfect Presentation For Commercial Services Co.*	31,550	277,596

Persistent Systems Ltd.	1,874	75,660

Posco DX Co. Ltd.	816	24,059

Samsung SDS Co. Ltd.	1,200	139,006

Sonata Software Ltd.	5,490	45,477

Systex Corp.	8,208	31,509

Tata Consultancy Services Ltd.	16,300	746,397

Tech Mahindra Ltd.	10,700	162,033

Wipro Ltd.	21,850	121,092
		3,495,324

Leisure Products – 0.2%

Ferretti SpA	70,000	209,878

Fusheng Precision Co. Ltd.	1,000	8,599

Giant Manufacturing Co. Ltd.	5,181	34,766

GOLFZON Co. Ltd.	1,750	99,016

Johnson Health Tech Co. Ltd.	2,000	5,122

Merida Industry Co. Ltd.	2,745	19,811

Topkey Corp.	34,563	209,106
		586,298

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	2,050	98,338

EirGenix, Inc.*	6,144	15,397

Genscript Biotech Corp.* (a)	8,000	11,906

LigaChem Biosciences, Inc.*	816	40,207

Peptron, Inc.*	672	14,100

Samsung Biologics Co. Ltd.* (b)	300	169,525

ST Pharm Co. Ltd.	141	9,528

Syngene International Ltd.(b)	4,200	34,690

WuXi AppTec Co. Ltd., Class A	4,760	28,705

WuXi AppTec Co. Ltd., Class H(b)	5,218	23,651
		446,047

Investments	Shares	Value

Machinery – 1.3%

Action Construction Equipment Ltd.	1,488	$27,086

AIA Engineering Ltd.	600	27,306

Airtac International Group	1,913	68,149

Ashok Leyland Ltd.	24,550	56,685

China CSSC Holdings Ltd., Class A	10,300	51,916

China International Marine Containers Group Co. Ltd., Class A	9,600	12,024

China International Marine Containers Group Co. Ltd., Class H(a)	9,400	7,980

Cochin Shipyard Ltd.(b)	4,212	65,823

Craftsman Automation Ltd.	343	18,197

Creative & Innovative System*	2,703	22,413

CSBC Corp. Taiwan*	29,992	16,764

Cummins India Ltd.	2,424	95,159

Doosan Bobcat, Inc.	1,300	49,099

Doosan Robotics, Inc.*	336	17,504

Elgi Equipments Ltd.	3,360	26,214

Escorts Kubota Ltd.	564	22,703

GMM Pfaudler Ltd.	490	8,402

Grindwell Norton Ltd.	771	19,652

Haitian International Holdings Ltd.	11,000	36,145

Hana Technology Co. Ltd.*	245	10,618

Hanwha Ocean Co. Ltd.*	937	21,728

HD Hyundai Construction Equipment Co. Ltd.	5,050	200,962

HD Hyundai Heavy Industries Co. Ltd.*	282	28,096

HD Hyundai Infracore Co. Ltd.	3,822	23,008

HD Hyundai Mipo*	400	21,735

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,350	128,446

Hiwin Technologies Corp.	5,535	39,351

Hyundai Elevator Co. Ltd.	676	19,809

Hyundai Rotem Co. Ltd.	1,175	31,711

Jupiter Wagons Ltd.	4,848	23,733

Kangwon Energy Co. Ltd.*	637	8,126

Kaori Heat Treatment Co. Ltd.	2,214	29,441

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Kenmec Mechanical Engineering Co. Ltd.	7,824	$22,034

Kinik Co.	6,000	46,987

Kirloskar Brothers Ltd.	2,340	36,817

Kirloskar Oil Engines Ltd.	3,216	39,406

KSB Ltd.*	539	29,148

Lakshmi Machine Works Ltd.	300	60,669

LK Technology Holdings Ltd.	22,000	9,001

Marcopolo SA	94,351	96,661

Marcopolo SA (Preference)	300,000	381,432

Morimatsu International Holdings Co. Ltd.* (b)	203,000	129,775

MTAR Technologies Ltd.* (b)	816	18,445

Ningbo Deye Technology Co. Ltd., Class A	900	11,618

Otokar Otomotiv ve Savunma Sanayi A/S	1,440	23,284

Pentamaster Corp. Bhd.	30,600	27,378

People & Technology, Inc.*	441	12,843

Rainbow Robotics*	144	18,431

Sam Engineering & Equipment M Bhd.	4,700	4,826

Samsung Heavy Industries Co. Ltd.*	11,450	78,288

Sany Heavy Equipment International Holdings Co. Ltd.	12,000	8,454

Sany Heavy Industry Co. Ltd., Class A	14,100	31,757

Schaeffler India Ltd.	846	37,413

SFA Engineering Corp.	7,150	133,729

Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	4,800	1,051

Shin Zu Shing Co. Ltd.	5,760	30,779

Shuangliang Eco-Energy Systems Co. Ltd., Class A	15,600	13,680

Sinotruk Hong Kong Ltd.	25,000	62,522

SK oceanplant Co. Ltd.*	1,219	11,563

SKF India Ltd.	385	21,348

Sunonwealth Electric Machine Industry Co. Ltd.	5,022	17,351

Thermax Ltd.	576	32,236

Investments	Shares	Value

Machinery – (continued)

Tian Di Science & Technology Co. Ltd., Class A	4,900	$5,007

Timken India Ltd.	329	13,172

Titagarh Rail System Ltd.	2,400	30,429

Turk Traktor ve Ziraat Makineleri A/S	1,352	38,397

UWC Bhd.*	20,400	13,165

Vesuvius India Ltd.	336	18,288

Waffer Technology Corp.	5,280	15,404

Weichai Power Co. Ltd., Class A	25,000	60,036

Weichai Power Co. Ltd., Class H	50,000	102,925

XCMG Construction Machinery Co. Ltd., Class A	28,800	27,959

Yangzijiang Shipbuilding Holdings Ltd.	75,000	96,792

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,800	14,523

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	10,400	25,061

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(a)	10,000	16,494

Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	42,546

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	20,801

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	22,289
		3,248,199

Marine Transportation – 0.4%

Cia Sud Americana de Vapores SA	402,367	31,521

COSCO SHIPPING Holdings Co. Ltd., Class H	75,000	97,428

Evergreen Marine Corp. Taiwan Ltd.	32,930	191,642

Far-Eastern Shipping Co. plc* ‡	302,500	—

Gulf Navigation Holding PJSC*	14,976	29,928

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Marine Transportation – (continued)

HMM Co. Ltd.	6,650	$76,263

Korea Line Corp.*	61,350	79,367

MISC Bhd.	35,000	58,376

Orient Overseas International Ltd.(a)	3,500	51,149

Pan Ocean Co. Ltd.	6,321	18,797

Qatar Navigation QSC	31,300	90,694

Regional Container Lines PCL, NVDR	105,000	58,365

Shanghai Zhonggu Logistics Co. Ltd., Class A	7,252	8,663

Transcoal Pacific Tbk. PT	14,100	7,371

U-Ming Marine Transport Corp.	14,000	23,303

Wan Hai Lines Ltd.	50,000	77,851

Wisdom Marine Lines Co. Ltd.	11,898	24,883

Yang Ming Marine Transport Corp.	53,000	84,964
		1,010,565

Media – 0.6%

Affle India Ltd.*	3,050	40,941

Arabian Contracting Services Co.	240	14,014

Astro Malaysia Holdings Bhd.	680,000	43,457

Cheil Worldwide, Inc.	1,392	19,055

China Literature Ltd.* (a) (b)	10,400	37,565

China South Publishing & Media Group Co. Ltd., Class A	9,600	16,054

Chinese Universe Publishing and Media Group Co. Ltd., Class A	4,800	9,737

Elang Mahkota Teknologi Tbk. PT	201,600	4,786

Focus Media Information Technology Co. Ltd., Class A	38,100	34,199

Grupo Televisa SAB, Series CPO(a)	1,200,816	713,928

Innocean Worldwide, Inc.	8,550	140,737

Megacable Holdings SAB de CV(a)	32,160	94,129

MultiChoice Group*	7,200	46,039

Investments	Shares	Value

Media – (continued)

Network18 Media & Investments Ltd.*	9,120	$9,717

Saudi Research & Media Group*	605	38,843

VGI PCL, NVDR	2,560,000	118,122

Zee Entertainment Enterprises Ltd.*	18,512	32,604
		1,413,927

Metals & Mining – 4.9%

Adaro Minerals Indonesia Tbk. PT*	120,400	9,959

African Rainbow Minerals Ltd.	3,744	39,007

Al Masane Al Kobra Mining Co.	1,403	22,257

Alrosa PJSC‡	85,800	—

Aluminum Corp. of China Ltd., Class A	4,800	4,918

Aluminum Corp. of China Ltd., Class H	100,000	66,870

Amman Mineral Internasional PT*	200,000	119,311

Aneka Tambang Tbk.	201,400	20,313

Angang Steel Co. Ltd., Class H	38,000	6,316

Anglo American Platinum Ltd.(a)	1,500	52,698

APL Apollo Tubes Ltd.	3,429	63,999

Baoshan Iron & Steel Co. Ltd., Class A	60,000	57,585

Beijing Shougang Co. Ltd., Class A*	10,600	4,669

Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S*	720	13,376

Bradespar SA	15,000	55,623

Bradespar SA (Preference)	110,000	422,971

Bumi Resources Minerals Tbk. PT*	1,235,000	11,621

CAP SA*	28,450	204,262

Century Iron & Steel Industrial Co. Ltd.	2,544	17,462

China Gold International Resources Corp. Ltd.*	4,900	28,725

China Hongqiao Group Ltd.(a)	75,000	104,524

China Metal Recycling Holdings Ltd.* ‡	51,000	—

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

China Nonferrous Mining Corp. Ltd.(a)	63,000	$57,593

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	9,300	24,786

China Steel Corp.	206,000	157,211

China Zhongwang Holdings Ltd.* ‡	699,600	—

Chung Hung Steel Corp.	23,000	16,423

Cia de Ferro Ligas da Bahia FERBASA (Preference)	62,800	96,325

Cia Siderurgica Nacional SA	20,000	53,713

Citic Pacific Special Steel Group Co. Ltd., Class A*	10,600	22,791

CMOC Group Ltd., Class A	43,200	53,571

CMOC Group Ltd., Class H(a)	150,000	142,306

CSN Mineracao SA	9,600	9,150

Dongkuk Steel Mill Co. Ltd.	20,832	178,159

DRDGOLD Ltd.	10,054	8,108

Eregli Demir ve Celik Fabrikalari TAS	41,200	54,795

EVERGREEN Steel Corp.	6,672	30,428

Ezz Steel Co. SAE*	75,744	90,465

Feng Hsin Steel Co. Ltd.	15,408	33,313

GEM Co. Ltd., Class A	28,800	27,680

Gerdau SA (Preference)	37,764	133,042

Gloria Material Technology Corp.	8,139	13,547

GMK Norilskiy Nickel PAO‡	209,000	—

Godawari Power and Ispat Ltd.	28,350	302,388

Gold Fields Ltd.	15,000	247,430

Grupo Mexico SAB de CV, Series B	90,000	559,116

Harmony Gold Mining Co. Ltd.	15,033	131,617

Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	9,700	29,081

Hesteel Co. Ltd., Class A	37,600	11,371

Hindalco Industries Ltd.	42,200	325,922

Hindustan Copper Ltd.	15,851	73,331

Hsin Kuang Steel Co. Ltd.	106,384	192,107

Huaibei Mining Holdings Co. Ltd., Class A	9,400	24,975

Investments	Shares	Value

Metals & Mining – (continued)

Hunan Valin Steel Co. Ltd., Class A	23,500	$16,940

Hyundai Steel Co.	2,152	50,371

Impala Platinum Holdings Ltd.	25,724	115,730

Industrias CH SAB de CV, Class B, Series B*	481	5,223

Industrias Penoles SAB de CV* (a)	2,585	37,718

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	15,577

Inner Mongolia ERDOS Resources Co. Ltd., Class A	6,272	10,671

Inner Mongolia ERDOS Resources Co. Ltd., Class B	10,388	10,533

Jai Balaji Industries Ltd.*	2,016	24,818

Jiangxi Copper Co. Ltd., Class A	9,400	33,919

Jiangxi Copper Co. Ltd., Class H	50,000	102,925

Jindal Saw Ltd.	4,128	27,459

Jindal Stainless Ltd.	9,300	78,798

Jindal Steel & Power Ltd.	13,250	147,632

JSW Steel Ltd.	20,800	219,926

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	4,508	2,860

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	25,039	20,123

KG DONGBUSTEEL	16,800	86,547

Kirloskar Ferrous Industries Ltd.	28,500	210,036

Korea Zinc Co. Ltd.	350	117,376

Koza Altin Isletmeleri A/S	27,440	19,713

Koza Anadolu Metal Madencilik Isletmeleri A/S*	79,500	127,440

Kumba Iron Ore Ltd.	1,560	38,389

Lloyds Metals & Energy Ltd.*	2,064	18,360

Maanshan Iron & Steel Co. Ltd., Class A	21,200	6,938

Maanshan Iron & Steel Co. Ltd., Class H	22,000	3,235

Magnitogorsk Iron & Steel Works PJSC* ‡	45,174	—

Maharashtra Seamless Ltd.	1,680	18,211

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Merdeka Battery Materials Tbk. PT*	456,000	$15,424

Merdeka Copper Gold Tbk. PT*	225,762	36,516

Metalurgica Gerdau SA (Preference)	23,400	47,765

Minsur SA	387,350	470,286

MMG Ltd.*	36,000	16,478

Nanjing Iron & Steel Co. Ltd., Class A	31,200	23,438

National Aluminium Co. Ltd.	25,680	57,016

Nickel Asia Corp.	2,389,200	166,260

NMDC Ltd.	33,050	100,771

NMDC Steel Ltd.*	495,750	383,237

Northam Platinum Holdings Ltd.(a)	10,750	71,415

Novolipetsk Steel PJSC* ‡	51,150	—

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	14,100	6,056

PMB Technology Bhd.*	4,700	2,649

Polyus PJSC* ‡	1,155	—

Poongsan Corp.	7,150	336,264

POSCO Holdings, Inc.	1,950	571,413

Posco M-Tech Co. Ltd.	931	13,876

Press Metal Aluminium Holdings Bhd.	60,000	67,512

Qatar Aluminum Manufacturing Co.	111,124	43,125

Ramkrishna Forgings Ltd.	3,648	32,831

Raspadskaya OJSC* ‡	4,240	—

Ratnamani Metals & Tubes Ltd.	576	21,813

Sam-A Aluminum Co. Ltd.	96	5,425

Sarda Energy & Minerals Ltd.	65,000	187,125

Saudi Arabian Mining Co.*	20,455	275,962

SeAH Besteel Holdings Corp.	5,850	93,966

SeAH Steel Holdings Corp.	750	125,895

Severstal PAO* ‡	5,995	—

Shandong Gold Mining Co. Ltd., Class A	5,200	20,731

Shandong Gold Mining Co. Ltd., Class H(b)	12,250	26,689

Investments	Shares	Value

Metals & Mining – (continued)

Shandong Nanshan Aluminum Co. Ltd., Class A	18,800	$9,294

Shanxi Meijin Energy Co. Ltd., Class A*	9,400	7,892

Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	8,475

Shougang Fushan Resources Group Ltd.(a)	96,000	36,700

Sibanye Stillwater Ltd.(a)	80,950	93,561

Steel Authority of India Ltd.	47,114	92,719

TA Chen Stainless Pipe	59,800	67,583

Tata Steel Ltd.	245,050	484,601

TCC Steel	240	9,203

Tiangong International Co. Ltd.	600,000	130,415

Tianshan Aluminum Group Co. Ltd., Class A*	10,600	11,066

Tongling Nonferrous Metals Group Co. Ltd., Class A	29,400	16,402

Trimegah Bangun Persada Tbk. PT	225,600	13,458

Tung Ho Steel Enterprise Corp.	17,050	38,381

United Co. RUSAL International PJSC* ‡	75,100	—

Usha Martin Ltd.	6,762	30,558

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	205,000	312,853

Vale Indonesia Tbk. PT	28,200	7,371

Vale SA	105,000	1,282,139

Vedanta Ltd.	29,800	142,096

VSMPO-AVISMA Corp. PJSC‡	53	—

Welspun Corp. Ltd.	5,280	35,713

Western Mining Co. Ltd., Class A	4,800	13,323

Western Superconducting Technologies Co. Ltd., Class A	1,052	5,760

Xiamen Tungsten Co. Ltd., Class A	3,900	10,324

YC INOX Co. Ltd.	150,000	117,008

Yieh Phui Enterprise Co. Ltd.	59,059	27,932

Young Poong Corp.	150	44,443

Yunnan Aluminium Co. Ltd., Class A	6,300	12,519

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Yunnan Copper Co. Ltd., Class A	4,800	$9,320

Yunnan Tin Co. Ltd., Class A	9,600	21,861

Zhaojin Mining Industry Co. Ltd., Class H(a)	24,500	40,096

Zhejiang Huayou Cobalt Co. Ltd., Class A	4,840	19,042

Zhongjin Gold Corp. Ltd., Class A	15,600	28,264

Zijin Mining Group Co. Ltd., Class A	35,000	85,114

Zijin Mining Group Co. Ltd., Class H(a)	100,000	221,194
		12,701,296

Multi-Utilities – 0.1%

Dubai Electricity & Water Authority PJSC	140,950	90,183

Power & Water Utility Co. for Jubail & Yanbu	1,225	21,230

Qatar Electricity & Water Co. QSC	13,350	55,915

YTL Corp. Bhd.	140,000	90,938

YTL Power International Bhd.	81,631	78,680
		336,946

Office REITs – 0.1%

AREIT, Inc., REIT	30,000	18,020

Embassy Office Parks REIT, REIT	8,680	37,418

JR Global Reit, REIT	10,886	31,742

RL Commercial REIT, Inc., REIT	164,500	14,580

Shinhan Alpha REIT Co. Ltd., REIT	3,773	17,280
		119,040

Oil, Gas & Consumable Fuels – 5.3%

3R Petroleum Oleo E Gas SA*	105,032	672,167

Adaro Energy Indonesia Tbk. PT	390,100	65,017

ADNOC Logistics & Services	21,792	23,733

Aegis Logistics Ltd.	4,841	39,872

AKR Corporindo Tbk. PT	140,000	14,422

Aldrees Petroleum and Transport Services Co.	576	25,862

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Bangchak Corp. PCL, NVDR	14,000	$15,866

Bangchak Sriracha PCL, NVDR	300,000	71,641

Banpu PCL, NVDR	93,200	13,957

Bashneft PJSC‡	1,305	—

Bashneft PJSC (Preference)‡	1,163	—

Bayan Resources Tbk. PT	135,000	157,334

Bharat Petroleum Corp. Ltd.	28,989	211,017

Bukit Asam Tbk. PT	106,000	19,753

Bumi Resources Tbk. PT*	5,042,100	30,699

CGN Mining Co. Ltd.*	25,000	6,553

Chennai Petroleum Corp. Ltd.	21,000	257,440

China Coal Energy Co. Ltd., Class A	16,100	26,146

China Coal Energy Co. Ltd., Class H	51,000	51,514

China Merchants Energy Shipping Co. Ltd., Class A	14,100	16,609

China Petroleum & Chemical Corp., Class A	130,000	113,996

China Petroleum & Chemical Corp., Class H	700,000	422,442

China Shenhua Energy Co. Ltd., Class A	15,000	82,504

China Shenhua Energy Co. Ltd., Class H	100,000	418,094

China Suntien Green Energy Corp. Ltd., Class H	50,000	20,521

Coal India Ltd.	64,100	349,016

Cosan SA	35,000	97,914

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	8,600	18,918

COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	4,000	4,710

Dana Gas PJSC	2,409,750	452,702

Ecopetrol SA	149,450	87,551

Empresas Copec SA	14,750	105,692

Exxaro Resources Ltd.	6,250	60,062

Formosa Petrochemical Corp.	20,736	45,978

Gazprom PJSC* ‡	412,500	—

Great Eastern Shipping Co. Ltd. (The)	44,300	578,756

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Guanghui Energy Co. Ltd., Class A	15,100	$15,410

Guangzhou Development Group, Inc., Class A	26,000	22,871

Gujarat Mineral Development Corp. Ltd.	3,024	15,226

Harum Energy Tbk. PT*	1,160,000	100,590

HD Hyundai Co. Ltd.	1,150	56,081

Helleniq Energy Holdings SA	1,316	11,862

Hibiscus Petroleum Bhd.	291,880	166,352

Hindustan Petroleum Corp. Ltd.	18,600	110,437

Indian Oil Corp. Ltd.	109,950	222,506

Indo Tambangraya Megah Tbk. PT	9,400	14,583

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	10,200	29,678

Inner Mongolia Yitai Coal Co. Ltd., Class B	32,100	62,531

IRPC PCL, NVDR	401,800	21,358

Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	4,900	10,752

Jizhong Energy Resources Co. Ltd., Class A	4,800	4,965

LUKOIL PJSC‡	12,265	—

Mangalore Refinery & Petrochemicals Ltd.	5,520	16,549

Medco Energi Internasional Tbk. PT	178,600	14,828

MOL Hungarian Oil & Gas plc	9,850	81,104

Motor Oil Hellas Corinth Refineries SA	1,678	48,730

Nanjing Tanker Corp., Class A*	9,800	5,048

Novatek PJSC‡	20,020	—

Oil & Natural Gas Corp. Ltd.	114,800	389,173

Oil India Ltd.	12,890	95,806

Petrindo Jaya Kreasi Tbk. PT*	24,000	10,996

PetroChina Co. Ltd., Class H	600,000	566,154

Petroleo Brasileiro SA	105,000	896,626

Petroleo Brasileiro SA (Preference)	130,000	1,053,925

Petronas Dagangan Bhd.	4,900	22,280

Petronet LNG Ltd.	20,850	77,604

Petroreconcavo SA	60,000	252,243

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Pingdingshan Tianan Coal Mining Co. Ltd., Class A	9,800	$17,864

PRIO SA	20,100	186,143

PTT Exploration & Production PCL	469	1,981

PTT Exploration & Production PCL, NVDR	44,531	188,049

PTT PCL, NVDR	235,000	214,011

Qatar Fuel QSC	12,650	50,239

Qatar Gas Transport Co. Ltd.	55,314	60,753

Rabigh Refining & Petrochemical Co.*	10,752	21,615

Reliance Industries Ltd.	66,750	2,347,235

Rosneft Oil Co. PJSC‡	72,122	—

Rosneft Oil Co. PJSC, GDR* ‡ (b) (e)	1,920	—

Saudi Arabian Oil Co.(b)	71,400	573,012

Semirara Mining & Power Corp., Class A	42,200	24,070

Shaanxi Coal Industry Co. Ltd., Class A	25,000	84,685

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	7,050	9,200

Shandong Xinchao Energy Corp. Ltd., Class A*	4,900	1,462

Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,400	13,630

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	10,000	29,193

Sinopec Kantons Holdings Ltd.	24,000	12,305

SK Discovery Co. Ltd.	3,950	130,038

SK Gas Ltd.	48	5,734

SK Innovation Co. Ltd.*	1,700	136,654

S-Oil Corp.	1,389	73,063

Star Petroleum Refining PCL, NVDR*	33,500	7,231

Surgutneftegas PJSC‡	319,000	—

Surgutneftegas PJSC (Preference)‡	225,500	—

Tatneft PJSC‡	26,900	—

Tatneft PJSC (Preference)‡	3,870	—

Thai Oil PCL, NVDR	35,002	51,474

Thungela Resources Ltd.	4,116	28,948

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Transneft PJSC (Preference)‡	5,500	$—

Turkiye Petrol Rafinerileri A/S	23,600	142,723

Ultrapar Participacoes SA	10,000	49,874

United Tractors Tbk. PT	40,000	61,070

Vista Energy SAB de CV, ADR*	2,200	94,930

Yancoal Australia Ltd.(a)(b)	9,400	34,073

Yankuang Energy Group Co. Ltd., Class A	7,950	25,360

Yankuang Energy Group Co. Ltd., Class H(a)	69,000	150,330
		13,801,675

Paper & Forest Products – 0.6%

Century Plyboards India Ltd.	3,256	24,872

Century Textiles & Industries Ltd.	2,118	50,697

Chung Hwa Pulp Corp.	16,800	11,944

Dexco SA	14,700	20,505

Dongwha Enterprise Co. Ltd.*	441	17,964

Empresas CMPC SA	25,861	51,284

Indah Kiat Pulp & Paper Tbk. PT	87,500	50,450

JK Paper Ltd.	38,250	175,649

Lee & Man Paper Manufacturing Ltd.(a)	1,100,000	333,325

Longchen Paper & Packaging Co. Ltd.	350,000	167,680

Nine Dragons Paper Holdings Ltd.*	55,000	24,472

Pabrik Kertas Tjiwi Kimia Tbk. PT	535,000	257,465

Sappi Ltd.	16,314	43,964

Shandong Sun Paper Industry JSC Ltd., Class A	9,400	20,185

Shihlin Paper Corp.*	9,648	19,437

Suzano SA	20,000	225,579

YFY, Inc.	22,472	21,429
		1,516,901

Passenger Airlines – 0.5%

Aegean Airlines SA* (a)	1,056	14,227

Aeroflot PJSC* ‡	74,029	—

Air Arabia PJSC	66,300	48,377

Asiana Airlines, Inc.*	1,104	8,771

Azul SA (Preference)*	11,500	21,633

Bangkok Airways PCL, NVDR	39,100	18,463

Investments	Shares	Value

Passenger Airlines – (continued)

China Airlines Ltd.	61,000	$39,247

China Eastern Airlines Corp. Ltd., Class A*	14,300	7,583

China Eastern Airlines Corp. Ltd., Class H* (a)	46,000	11,939

China Southern Airlines Co. Ltd., Class A*	14,100	11,040

China Southern Airlines Co. Ltd., Class H* (a)	24,000	8,715

Eva Airways Corp.	100,000	109,176

Hainan Airlines Holding Co. Ltd., Class A*	67,200	12,713

Hanjin Kal Corp.	816	35,306

InterGlobe Aviation Ltd.* (b)	3,850	183,755

Jazeera Airways Co. KSCP	4,053	15,330

Jeju Air Co. Ltd.*	16,050	129,831

Jin Air Co. Ltd.*	10,150	102,374

Korean Air Lines Co. Ltd.	5,200	78,822

Latam Airlines Group SA*	7,263,077	98,680

Pegasus Hava Tasimaciligi A/S*	1,081	34,524

Turk Hava Yollari AO*	20,035	201,733
		1,192,239

Personal Care Products – 0.5%

Amorepacific Corp.	661	81,065

AMOREPACIFIC Group	611	14,876

Colgate-Palmolive India Ltd.	1,938	65,614

Cosmax, Inc.	144	14,597

Dabur India Ltd.	11,050	67,245

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S*	5,880	9,444

Emami Ltd.	3,696	21,568

Giant Biogene Holding Co. Ltd.* (b)	10,000	61,308

Gillette India Ltd.	192	15,344

Godrej Consumer Products Ltd.	6,300	92,081

Grape King Bio Ltd.	4,752	22,839

Hengan International Group Co. Ltd.	25,000	84,386

Hindustan Unilever Ltd.	14,600	390,293

Hyundai Bioscience Co. Ltd.*	576	8,439

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Care Products – (continued)

Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	456,000	$20,472

Kolmar BNH Co. Ltd.	931	10,710

Kolmar Korea Co. Ltd.	240	8,717

LG H&H Co. Ltd.	144	43,760

LG H&H Co. Ltd. (Preference)	43	5,827

Microbio Co. Ltd.	1,580	2,028

Natura & Co. Holding SA	14,958	47,877

Procter & Gamble Hygiene & Health Care Ltd.	256	49,614

Sarantis SA	1,666	21,198

TCI Co. Ltd.	1,000	4,438
		1,163,740

Pharmaceuticals – 1.3%

Ajanta Pharma Ltd.	576	15,294

Alembic Pharmaceuticals Ltd.	3,400	40,733

Alkem Laboratories Ltd.	1,000	57,925

Aspen Pharmacare Holdings Ltd.	5,300	63,105

Asymchem Laboratories Tianjin Co. Ltd., Class A	700	7,989

Aurobindo Pharma Ltd.	5,250	72,581

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	5,000	6,118

Bora Pharmaceuticals Co. Ltd.	1,008	23,682

Boryung	2,597	20,951

Caplin Point Laboratories Ltd.	912	14,827

Caregen Co. Ltd.	144	2,292

Celltrion Pharm, Inc.*	142	9,874

Center Laboratories, Inc.	11,446	15,273

Changchun High-Tech Industry Group Co. Ltd., Class A	600	9,368

China Medical System Holdings Ltd.	50,000	44,814

China Resources Pharmaceutical Group Ltd.(b)	51,000	33,125

China Traditional Chinese Medicine Holdings Co. Ltd.	100,000	54,595

Chong Kun Dang Pharmaceutical Corp.	302	22,790

Cipla Ltd.	9,150	153,530

Investments	Shares	Value

Pharmaceuticals – (continued)

Concord Biotech Ltd.*	1,056	$21,099

CSPC Pharmaceutical Group Ltd.	114,080	94,517

Daewoong Co. Ltd.	10,050	136,850

Daewoong Pharmaceutical Co. Ltd.	49	3,967

Dong-A Socio Holdings Co. Ltd.	1,300	103,936

DongKook Pharmaceutical Co. Ltd.	720	8,585

Dr Reddy’s Laboratories Ltd.	2,184	162,402

Eris Lifesciences Ltd.* (b)	3,068	32,945

Gland Pharma Ltd.* (b)	971	19,914

GlaxoSmithKline Pharmaceuticals Ltd.	376	9,404

Glenmark Pharmaceuticals Ltd.	2,400	30,410

Grand Pharmaceutical Group Ltd.(a)	52,000	28,855

Granules India Ltd.	5,750	29,172

Hanall Biopharma Co. Ltd.*	576	15,045

Hanmi Pharm Co. Ltd.	150	34,350

Hanmi Science Co. Ltd.	671	16,507

Hansoh Pharmaceutical Group Co. Ltd.(a) (b)	8,000	17,798

HK inno N Corp.	192	5,383

Hua Han Health Industry Holdings Ltd.*	3,780,000	—

Hypera SA*	10,000	56,954

Ipca Laboratories Ltd.	3,800	61,006

Jamjoom Pharmaceuticals Factory Co.	480	16,612

JB Chemicals & Pharmaceuticals Ltd.	1,152	26,306

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,200	65,019

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	7,886

Kalbe Farma Tbk. PT	358,400	32,071

Laurus Labs Ltd.(b)	8,100	43,686

Livzon Pharmaceutical Group, Inc., Class H	3,930	13,517

Lotus Pharmaceutical Co. Ltd.	2,000	19,839

Lupin Ltd.	3,368	66,439

Luye Pharma Group Ltd.* (b)	24,000	8,500

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Mankind Pharma Ltd.*	2,068	$58,603

Natco Pharma Ltd.	3,552	43,344

Oneness Biotech Co. Ltd.	4,197	20,429

Oscotec, Inc.*	1,034	22,930

Pfizer Ltd.	341	17,399

Pharmally International Holding Co. Ltd.* ‡	2,564	—

Piramal Pharma Ltd.*	28,602	49,243

Richter Gedeon Nyrt.	4,089	104,473

Sam Chun Dang Pharm Co. Ltd.*	240	18,164

Sanofi India Ltd.	144	14,369

Saudi Pharmaceutical Industries & Medical Appliances Corp.*	1,470	14,619

SciClone Pharmaceuticals Holdings Ltd.(b)	100,000	229,377

Shandong Sinobioway Biomedicine Co. Ltd., Class A*	4,800	9,147

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6,900	22,554

Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	21,635

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,200	22,921

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	12,221

Shin Poong Pharmaceutical Co. Ltd.*	1,824	18,780

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	4,800	22,504

Sihuan Pharmaceutical Holdings Group Ltd.	125,000	9,110

Sino Biopharmaceutical Ltd.	178,999	61,793

SK Biopharmaceuticals Co. Ltd.*	330	20,916

Sun Pharmaceutical Industries Ltd.	20,200	363,660

Suven Pharmaceuticals Ltd.*	5,962	47,193

Investments	Shares	Value

Pharmaceuticals – (continued)

Synmosa Biopharma Corp.	16,272	$19,264

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	9,600	19,200

Torrent Pharmaceuticals Ltd.	1,380	43,707

TTY Biopharm Co. Ltd.	2,575	6,097

United Laboratories International Holdings Ltd. (The)(a)	24,000	28,323

Yuhan Corp.	1,151	60,294

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	600	19,657

Zhejiang NHU Co. Ltd., Class A	4,800	12,727

Zydus Lifesciences Ltd.	4,658	53,234
		3,345,727

Professional Services – 0.1%

BLS International Services Ltd.	3,626	15,232

Computer Age Management Services Ltd.	1,007	38,654

CTOS Digital Bhd.	84,900	25,083

eClerx Services Ltd.	679	20,049

Firstsource Solutions Ltd.	6,900	17,487

L&T Technology Services Ltd.(b)	510	28,363

My EG Services Bhd.	88,989	17,434

NICE Information Service Co. Ltd.	14,150	108,421

RITES Ltd.	6,162	50,519

Sporton International, Inc.	3,150	24,136
		345,378

Real Estate Management & Development – 3.7%

Aldar Properties PJSC	68,719	102,155

Allos SA	10,000	40,285

Amata Corp. PCL, NVDR	29,300	17,947

Anant Raj Ltd.	3,840	16,702

Arriyadh Development Co.	2,145	13,371

Ayala Land, Inc.	86,700	43,149

Barwa Real Estate Co.	70,750	54,602

Bumi Serpong Damai Tbk. PT*	2,695,000	154,142

C&D International Investment Group Ltd.(a)	12,845	25,653

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Cathay Real Estate Development Co. Ltd.	402,592	$473,536

Cencosud Shopping SA	11,750	18,287

Cenomi Centers	4,032	26,983

Central Pattana PCL, NVDR	30,700	52,603

China Dili Group* ‡	50,001	—

China Jinmao Holdings Group Ltd.	99,553	8,528

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	19,600	22,925

China Overseas Grand Oceans Group Ltd.(a)	750,000	162,060

China Overseas Land & Investment Ltd.	100,000	186,416

China Resources Land Ltd.	77,000	280,091

China Resources Mixc Lifestyle Services Ltd.(b)	9,800	34,896

China Vanke Co. Ltd., Class A	24,000	24,558

China Vanke Co. Ltd., Class H(a)	60,000	35,519

Chong Hong Construction Co. Ltd.	100,000	393,096

Ciputra Development Tbk. PT	3,720,049	275,686

Commercial Real Estate Co. KSC	621,189	270,258

Corp. Inmobiliaria Vesta SAB de CV	15,000	53,359

Cosmopolitan International Holdings Ltd.*	28,200	2,740

Country Garden Holdings Co. Ltd.* ‡	282,000	12,493

Country Garden Services Holdings Co. Ltd.(a)	52,000	35,105

Dar Al Arkan Real Estate Development Co.*	7,655	27,145

Delpha Construction Co. Ltd.	8,965	14,124

DLF Ltd.	13,350	142,698

Eco World Development Group Bhd.	480,000	146,841

Emaar Development PJSC*	26,438	60,176

Emaar Economic City*	9,847	20,373

Emaar Properties PJSC*	178,750	399,558

Investments	Shares	Value

Real Estate Management & Development – (continued)

Fortress Real Estate Investments Ltd., Class B	60,300	$47,156

Gemdale Corp., Class A	14,100	7,750

Godrej Properties Ltd.*	2,100	66,637

Greenland Holdings Corp. Ltd., Class A*	33,600	8,537

Greentown China Holdings Ltd.	25,000	22,087

Greentown Service Group Co. Ltd.(b)	600,000	275,405

Hainan Airport Infrastructure Co. Ltd., Class A*	9,800	4,737

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	4,300	3,984

Hanson International Tbk. PT* ‡	2,409,275	—

Highwealth Construction Corp.	50,000	68,024

Hopson Development Holdings Ltd.*	24,816	11,867

Huaku Development Co. Ltd.	5,184	26,428

Huang Hsiang Construction Corp.	50,000	89,061

Iguatemi SA	10,000	40,362

IOI Properties Group Bhd.	52,800	23,897

KE Holdings, Inc., ADR(a)	11,500	173,880

Kindom Development Co. Ltd.	150,400	260,043

LAMDA Development SA*	1,368	10,078

Land & Houses PCL, NVDR	150,800	30,315

Longfor Group Holdings Ltd.(a) (b)	52,488	79,190

LSR Group PJSC, Class A‡	21,295	—

Mabanee Co. KPSC	16,577	42,411

Macrotech Developers Ltd.(b)	4,235	62,868

Mah Sing Group Bhd.	675,000	176,794

MAS P.L.C.* (a)	162,200	142,776

Matrix Concepts Holdings Bhd.	360,000	138,041

MBK PCL, NVDR	62,444	28,644

Megaworld Corp.	3,900,000	123,545

Metropolitan Kentjana Tbk. PT	9,600	16,384

Midea Real Estate Holding Ltd.(a) (b)	120,000	67,202

Multiplan Empreendimentos Imobiliarios SA*	5,000	22,081

Oberoi Realty Ltd.	1,551	27,574

Onewo, Inc., Class H	15,600	41,587

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Origin Property PCL, NVDR	300,000	$57,474

OSK Holdings Bhd.	415,000	126,957

Pakuwon Jati Tbk. PT	155,100	3,835

Parque Arauco SA	289,650	437,762

Phoenix Mills Ltd. (The)	1,666	62,930

Plaza SA	7,728	11,284

Poly Developments and Holdings Group Co. Ltd., Class A	31,200	38,389

Prestige Estates Projects Ltd.	2,208	36,526

Prince Housing & Development Corp.	50,000	19,501

Pruksa Holding PCL, NVDR	305,000	95,467

Quality Houses PCL, NVDR	1,850,000	108,824

Radiance Holdings Group Co. Ltd.* (a) (b)	49,000	13,345

Red Star Macalline Group Corp. Ltd., Class A	14,700	6,415

Redco Properties Group Ltd.* ‡ (b)	294,000	11,642

Retal Urban Development Co., Class A	66,400	162,344

Robinsons Land Corp.	715,000	193,081

Ruentex Development Co. Ltd.	50,000	59,041

Salhia Real Estate Co. KSCP	17,090	24,248

Sansiri PCL, NVDR	2,660,000	122,018

Saudi Real Estate Co.*	3,478	20,939

Seazen Group Ltd.*	1,100,000	191,275

Seazen Holdings Co. Ltd., Class A*	4,700	6,393

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	4,800	4,454

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,900	1,789

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	12,033

Shenzhen Investment Ltd.(a)	1,000,000	127,858

Shenzhen Overseas Chinese Town Co. Ltd., Class A*	22,200	8,093

Investments	Shares	Value

Real Estate Management & Development – (continued)

Shoucheng Holdings Ltd.	98,000	$17,667

Sichuan Languang Justbon Services Group Co. Ltd., Class H* ‡	26,500	—

SignatureGlobal India Ltd.*	765	11,553

Sime Darby Property Bhd.	86,400	17,742

Sinic Holdings Group Co. Ltd.* ‡	318,000	—

SK D&D Co. Ltd.	2,881	25,389

SM Prime Holdings, Inc.	195,000	94,346

SP Setia Bhd. Group	960,000	293,683

Sunac China Holdings Ltd.* (a)	2,450,000	435,419

Supalai PCL, NVDR	23,800	12,716

Talaat Moustafa Group	409,728	436,872

United Development Co. QSC	745,050	225,091

UOA Development Bhd.	26,500	10,494

Valor Estate Ltd.*	8,592	24,292

WHA Corp. PCL, NVDR	117,490	15,851

Youngor Fashion Co. Ltd., Class A	14,400	15,530

Yuexiu Property Co. Ltd.	57,079	34,301

Yungshin Construction & Development Co. Ltd.	31,710	199,636

Zhuhai Huafa Properties Co. Ltd., Class A*	4,900	4,243
		9,626,147

Residential REITs – 0.0%(d)

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	63,896	19,222

Retail REITs – 0.4%

CPN Retail Growth Leasehold REIT, REIT	44,100	12,376

Hyprop Investments Ltd., REIT(a)	169,301	260,482

IGB REIT, REIT	53,900	20,668

LOTTE Reit Co. Ltd., REIT	1,828	4,199

Pavilion REIT, REIT	15,000	4,117

Resilient REIT Ltd., REIT(a)	127,955	300,533

Sunway REIT, REIT	53,900	17,957

Vukile Property Fund Ltd., REIT(a)	418,750	336,811
		957,143

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – 7.0%

3peak, Inc., Class A	245	$3,140

ADATA Technology Co. Ltd.	8,352	25,650

Advanced Wireless Semiconductor Co.*	5,104	21,631

Alchip Technologies Ltd.	1,184	113,448

Amlogic Shanghai Co. Ltd., Class A	1,536	12,338

Andes Technology Corp.	1,507	17,911

Anji Microelectronics Technology Shanghai Co. Ltd., Class A	127	2,898

AP Memory Technology Corp.	2,224	25,954

Ardentec Corp.	12,672	28,526

ASE Technology Holding Co. Ltd.	100,000	454,518

ASMedia Technology, Inc.	464	27,787

ASPEED Technology, Inc.	664	62,909

Cambricon Technologies Corp. Ltd., Class A*	288	6,816

China Resources Microelectronics Ltd., Class A	1,350	6,803

Chipbond Technology Corp.	21,776	50,892

ChipMOS Technologies, Inc.	15,504	21,855

D&O Green Technologies Bhd.	15,300	10,643

Daqo New Energy Corp., ADR* (a)	1,536	29,491

DB HiTek Co. Ltd.	988	29,595

Duk San Neolux Co. Ltd.*	423	11,753

Elan Microelectronics Corp.	3,378	17,065

Elite Semiconductor Microelectronics Technology, Inc.	12,360	33,783

eMemory Technology, Inc.	1,000	68,331

Ennostar, Inc.*	7,000	9,212

Eo Technics Co. Ltd.	144	25,057

Episil Technologies, Inc.	6,292	13,545

Eugene Technology Co. Ltd.	988	38,316

Everlight Electronics Co. Ltd.	192,343	372,730

Faraday Technology Corp.	4,154	37,506

Fitipower Integrated Technology, Inc.	1,488	11,242

Flat Glass Group Co. Ltd., Class A	5,200	19,123

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Flat Glass Group Co. Ltd., Class H(a)	1,000	$2,432

FocalTech Systems Co. Ltd.	9,176	23,784

Formosa Advanced Technologies Co. Ltd.	65,312	73,612

Formosa Sumco Technology Corp.	1,000	5,420

Foxsemicon Integrated Technology, Inc.	42,226	391,630

GCL System Integration Technology Co. Ltd., Class A*	9,800	3,302

GCL Technology Holdings Ltd.	550,000	82,276

GemVax & Kael Co. Ltd.*	920	7,875

Global Mixed Mode Technology, Inc.	2,448	21,689

Global Unichip Corp.	1,432	60,249

Globalwafers Co. Ltd.	5,616	90,030

Greatek Electronics, Inc.	7,632	14,297

Gudeng Precision Industrial Co. Ltd.	1,812	23,539

HAESUNG DS Co. Ltd.	4,400	159,815

Hana Materials, Inc.	318	12,471

Hangzhou First Applied Material Co. Ltd., Class A	3,724	13,998

Hangzhou Silan Microelectronics Co. Ltd., Class A	5,200	13,773

Hanmi Semiconductor Co. Ltd.	969	94,649

Holtek Semiconductor, Inc.	5,712	10,525

HPSP Co. Ltd.	768	21,977

Hua Hong Semiconductor Ltd.* (a) (b)	6,000	11,967

Inari Amertron Bhd.	39,200	25,380

Innox Advanced Materials Co. Ltd.	5,750	134,587

ISC Co. Ltd.	144	7,720

JA Solar Technology Co. Ltd., Class A*	9,992	19,621

JCET Group Co. Ltd., Class A	4,800	17,082

Jentech Precision Industrial Co. Ltd.	1,287	38,616

Jinko Solar Co. Ltd., Class A	16,128	16,860

Jusung Engineering Co. Ltd.	1,152	29,090

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

King Yuan Electronics Co. Ltd.	18,480	$54,370

Kinsus Interconnect Technology Corp.	4,000	11,707

Koh Young Technology, Inc.	1,692	20,016

LEENO Industrial, Inc.	94	17,071

LONGi Green Energy Technology Co. Ltd., Class A	15,248	38,323

LX Semicon Co. Ltd.	235	12,548

M31 Technology Corp.	384	14,151

Macronix International Co. Ltd.	50,000	42,381

Marketech International Corp.	41,900	203,954

Materials Analysis Technology, Inc.	1,000	9,029

MediaTek, Inc.	27,061	824,412

Montage Technology Co. Ltd., Class A	1,692	11,895

MPI Corp.	2,428	33,032

Nanya Technology Corp.	11,842	24,039

NAURA Technology Group Co. Ltd., Class A	200	8,810

NEXTIN, Inc.	265	12,655

Novatek Microelectronics Corp.	9,312	176,734

Nuvoton Technology Corp.	4,000	15,908

Orient Semiconductor Electronics Ltd.	14,256	28,064

Pan Jit International, Inc.	8,000	13,930

Parade Technologies Ltd.	1,400	32,203

Phison Electronics Corp.	2,776	59,933

Pixart Imaging, Inc.	7,248	35,281

Powerchip Semiconductor Manufacturing Corp.*	52,000	36,490

Powertech Technology, Inc.	20,000	107,180

Radiant Opto-Electronics Corp.	14,330	87,577

Raydium Semiconductor Corp.	1,824	23,919

Realtek Semiconductor Corp.	8,134	129,397

S&S Tech Corp.	423	12,946

Sanan Optoelectronics Co. Ltd., Class A	4,800	8,305

SDI Corp.	1,781	5,770

Seoul Semiconductor Co. Ltd.	1,911	13,606

SFA Semicon Co. Ltd.*	3,381	13,797

Shanghai Aiko Solar Energy Co. Ltd., Class A	4,800	7,921

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,050	$4,691

Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	4,000	5,554

Sigurd Microelectronics Corp.	200,000	455,746

Silergy Corp.	5,000	67,026

Silicon Integrated Systems Corp.	9,168	17,400

SIMMTECH Co. Ltd.	9,100	202,134

Sino-American Silicon Products, Inc.	16,352	98,176

Sitronix Technology Corp.	2,160	18,574

SK Hynix, Inc.	9,000	1,134,361

Sunplus Technology Co. Ltd.	5,116	4,878

Taiwan Mask Corp.	7,000	14,511

Taiwan Semiconductor Co. Ltd.	9,000	20,177

Taiwan Semiconductor Manufacturing Co. Ltd.	398,088	9,658,176

Taiwan-Asia Semiconductor Corp.	13,000	15,490

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,375	14,943

Tokai Carbon Korea Co. Ltd.	86	7,629

TongFu Microelectronics Co. Ltd., Class A	5,200	15,065

Tongwei Co. Ltd., Class A	9,600	28,768

Topco Scientific Co. Ltd.	2,704	20,719

TSEC Corp.	26,708	22,843

Unisem M Bhd.	14,700	11,243

United Microelectronics Corp.	350,000	544,960

United Renewable Energy Co. Ltd.	50,256	18,675

UPI Semiconductor Corp.	2,688	22,619

Vanguard International Semiconductor Corp.	13,440	35,497

Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	528	2,405

Via Technologies, Inc.	5,424	21,322

VisEra Technologies Co. Ltd.	1,392	11,649

Visual Photonics Epitaxy Co. Ltd.	7,672	36,402

ViTrox Corp. Bhd.	4,700	7,337

Wafer Works Corp.	26,154	31,727

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Will Semiconductor Co. Ltd. Shanghai, Class A	900	$12,627

Win Semiconductors Corp.	6,961	31,211

Winbond Electronics Corp.	59,371	47,406

WONIK IPS Co. Ltd.*	329	8,915

Wonik QnC Corp.	6,750	156,284

Xinjiang Daqo New Energy Co. Ltd., Class A*	5,488	18,522

XinTec, Inc.	3,000	10,779

Xinyi Solar Holdings Ltd.	124,000	86,565
		18,129,094

Software – 0.3%

360 Security Technology, Inc., Class A*	9,800	11,544

Ahnlab, Inc.	190	8,729

AsiaInfo Technologies Ltd.(b)	120,000	108,321

Beijing Fourth Paradigm Technology Co. Ltd.*	4,800	31,115

Beijing Kingsoft Office Software, Inc., Class A	611	26,156

Beijing Shiji Information Technology Co. Ltd., Class A*	6,370	6,333

Birlasoft Ltd.	5,614	43,742

CE Info Systems Ltd.	480	11,563

Douzone Bizon Co. Ltd.	873	37,836

EMRO, Inc.*	294	14,359

Hundsun Technologies, Inc., Class A	4,550	12,950

Iflytek Co. Ltd., Class A	4,800	29,901

Intellect Design Arena Ltd.	3,072	39,755

Kingdee International Software Group Co. Ltd.* (a)	50,000	53,444

KPIT Technologies Ltd.	2,593	46,436

Ming Yuan Cloud Group Holdings Ltd.* (a)	60,000	18,949

NavInfo Co. Ltd., Class A*	4,700	4,842

Newgen Software Technologies Ltd.	1,920	21,379

Oracle Financial Services Software Ltd.	282	25,682

Qi An Xin Technology Group, Inc., Class A*	539	2,300

Investments	Shares	Value

Software – (continued)

Rategain Travel Technologies Ltd.*	1,968	$16,442

Route Mobile Ltd.	954	17,425

Shanghai Baosight Software Co. Ltd., Class B	8,291	17,751

Tanla Platforms Ltd.	2,652	29,107

Tata Elxsi Ltd.	650	54,937

TOTVS SA	10,000	53,134

Weimob, Inc.* (a) (b)	87,000	15,462

Yonyou Network Technology Co. Ltd., Class A	4,700	7,555
		767,149

Specialty Retail – 1.0%

Abu Dhabi National Oil Co. for Distribution PJSC	49,400	46,940

Aditya Birla Fashion and Retail Ltd.*	6,536	20,602

Ali Alghanim Sons Automotive Co. KSCC	54,450	194,818

Aurora Design PCL, NVDR	29,300	10,673

Bermaz Auto Bhd.	56,000	27,105

China Tourism Group Duty Free Corp. Ltd., Class A	4,600	47,579

Chow Tai Fook Jewellery Group Ltd.	43,400	59,708

Com7 PCL, NVDR	9,300	4,592

Cuckoo Homesys Co. Ltd.	3,400	56,827

Detsky Mir PJSC* ‡ (b)	258,500	–

Dogan Sirketler Grubu Holding A/S	39,249	17,687

Dogus Otomotiv Servis ve Ticaret A/S	893	7,826

EEKA Fashion Holdings Ltd.	125,000	207,769

Foschini Group Ltd. (The)	11,250	59,476

FSN E-Commerce Ventures Ltd.*	18,240	38,639

Go Fashion India Ltd.*	1,029	13,593

HLA Group Corp. Ltd., Class A	4,900	6,164

Home Product Center PCL, NVDR	78,600	22,057

Hotai Motor Co. Ltd.	7,248	138,006

Hotel Shilla Co. Ltd.	470	20,268

Italtile Ltd.	184,100	92,658

Jarir Marketing Co.	15,950	57,581

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

JUMBO SA	1,800	$56,161

Lojas Renner SA	30,000	88,731

M.Video PJSC* ‡	31,680	–

Map Aktif Adiperkasa PT	3,780,000	183,653

Metro Brands Ltd.	1,785	22,966

Motus Holdings Ltd.	58,500	259,832

MR DIY Group M Bhd.(b)	57,600	18,828

Mr Price Group Ltd.	6,950	64,535

National Petroleum Co. Ltd.	2,000	4,140

Padini Holdings Bhd.	9,600	7,201

Pan German Universal Motors Ltd.	10,320	104,905

Pepkor Holdings Ltd.(b)	50,750	48,121

Pop Mart International Group Ltd.(b)	9,800	42,477

PTT Oil & Retail Business PCL, NVDR	29,400	14,835

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	9,400	7,698

Shinsegae International, Inc.	5,850	75,934

Siam Global House PCL, NVDR	42,189	18,442

Super Group Ltd.	137,950	204,776

Topsports International Holdings Ltd.(b)	52,000	36,301

Truworths International Ltd.	9,740	39,036

United Electronics Co.	1,619	42,864

Vibra Energia SA	30,000	135,788

Wilcon Depot, Inc.	34,300	9,916

Zhongsheng Group Holdings Ltd.	26,000	47,803
		2,685,511

Technology Hardware, Storage & Peripherals – 3.6%

Acer, Inc.	50,000	69,329

Advantech Co. Ltd.	8,734	101,926

AIC, Inc.	912	8,837

Asia Vital Components Co. Ltd.	5,136	103,155

ASROCK, Inc.	2,736	19,074

Asustek Computer, Inc.	20,000	264,112

AURAS Technology Co. Ltd.	3,016	74,099

Catcher Technology Co. Ltd.	9,696	64,914

Chenbro Micom Co. Ltd.	3,360	29,718

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Chicony Electronics Co. Ltd.	17,727	$110,243

China Greatwall Technology Group Co. Ltd., Class A	5,500	7,428

Clevo Co.	13,536	17,563

Compal Electronics, Inc.	103,869	114,198

CosmoAM&T Co. Ltd.*	312	34,268

Darfon Electronics Corp.	100,000	194,398

Elitegroup Computer Systems Co. Ltd.*	144,288	136,037

Ennoconn Corp.	2,304	23,208

Getac Holdings Corp.	13,624	43,932

Gigabyte Technology Co. Ltd.	8,976	82,422

HTC Corp.*	11,432	14,974

Ibase Technology, Inc.	4,512	11,459

IEI Integration Corp.	52,000	126,000

Innodisk Corp.	1,296	11,741

Inventec Corp.	51,008	83,181

King Slide Works Co. Ltd.	1,104	41,703

Kinpo Electronics	590,224	265,548

Legend Holdings Corp., Class H(b)	255,000	180,950

Lenovo Group Ltd.	200,000	228,354

Lite-On Technology Corp.	57,644	177,028

Micro-Star International Co. Ltd.	21,000	102,865

Mitac Holdings Corp.	14,304	19,944

Ninestar Corp., Class A	5,200	18,182

Pegatron Corp.	58,304	174,937

Qisda Corp.	50,000	63,571

Quanta Computer, Inc.	50,000	399,238

Quanta Storage, Inc.	89,939	248,864

Samsung Electronics Co. Ltd.	83,000	4,654,149

Samsung Electronics Co. Ltd. (Preference)	13,255	625,299

Shenzhen Transsion Holdings Co. Ltd., Class A	1,316	26,169

Wistron Corp.	82,640	288,055

Wiwynn Corp.	1,632	118,283
		9,379,355

Textiles, Apparel & Luxury Goods – 1.5%

361 Degrees International Ltd.	300,000	182,581

Aksa Akrilik Kimya Sanayii A/S	8,487	30,512

Alok Industries Ltd.*	23,980	7,846

Alpargatas SA (Preference)*	5,500	10,038

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

ANTA Sports Products Ltd.	20,000	$229,377

Arezzo Industria e Comercio SA	4,457	44,647

Bata India Ltd.	848	13,915

Bosideng International Holdings Ltd.(a)	100,000	57,920

Eclat Textile Co. Ltd.	3,546	56,083

F&F Co. Ltd.	245	11,682

Feng TAY Enterprise Co. Ltd.	11,872	59,065

FF Group* ‡	3,536	—

Fila Holdings Corp.	1,167	34,619

Fuguiniao Group Ltd.* ‡	334,800	—

Fulgent Sun International Holding Co. Ltd.	55,381	204,945

Golden Solar New Energy Technology Holdings Ltd.* (a)	90,000	55,234

Grendene SA	8,264	9,822

Grupo de Moda Soma SA	250,000	292,778

Hansae Co. Ltd.	5,750	90,071

Kalyan Jewellers India Ltd.	4,224	20,964

KPR Mill Ltd.	1,754	17,803

Lao Feng Xiang Co. Ltd., Class B	7,400	29,511

Li Ning Co. Ltd.	50,000	133,292

Makalot Industrial Co. Ltd.	4,334	52,175

Mavi Giyim Sanayi ve Ticaret A/S, Class B(b)	126,400	361,126

Page Industries Ltd.	104	43,357

Pou Chen Corp.	100,000	111,019

Quang Viet Enterprise Co. Ltd.	24,912	82,627

Rajesh Exports Ltd.*	50,700	192,838

Raymond Ltd.	1,316	33,175

Relaxo Footwears Ltd.	987	9,869

Ruentex Industries Ltd.	14,537	26,876

Safari Industries India Ltd.	864	21,886

Shenzhou International Group Holdings Ltd.	15,000	149,977

Shinkong Textile Co. Ltd.	100,000	153,860

Swan Energy Ltd.	2,940	21,861

Tainan Spinning Co. Ltd.	49,000	29,645

Taiwan Paiho Ltd.	114,448	223,539

Titan Co. Ltd.	6,800	292,522

Trident Ltd.	22,165	10,453

Vardhman Textiles Ltd.	53,000	283,020

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Vedant Fashions Ltd.	864	$9,875

VIP Industries Ltd.	3,025	19,926

Vivara Participacoes SA	5,300	22,660

Vulcabras SA	30,000	91,625

Welspun Living Ltd.	7,370	13,241

Xtep International Holdings Ltd.	27,500	17,545

Youngone Corp.	480	13,336

Youngone Holdings Co. Ltd.	2,150	132,537
		4,013,275

Tobacco – 0.3%

British American Tobacco Malaysia Bhd.	55,000	96,344

Eastern Co. SAE	27,721	12,745

Godfrey Phillips India Ltd.	877	35,158

Gudang Garam Tbk. PT	14,900	16,701

ITC Ltd.	47,550	248,275

KT&G Corp.	2,800	181,116

RLX Technology, Inc., ADR(a)	15,484	30,039

Smoore International Holdings Ltd.(a) (b)	50,000	43,919
		664,297

Trading Companies & Distributors – 0.4%

Adani Enterprises Ltd.	6,700	245,295

ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	2,244

Armac Locacao Logistica E Servicos SA	5,000	10,081

Barloworld Ltd.(a)	62,200	284,984

BOC Aviation Ltd.(b)	5,100	40,754

Chin Hin Group Bhd.*	9,400	11,621

COSCO SHIPPING Development Co. Ltd., Class A	37,600	12,773

HextarTechnologies Solutions Bhd.*	88,400	21,857

Horizon Construction Development Ltd.* (a)	49,925	12,639

IndiaMart InterMesh Ltd.(b)	480	15,210

LX International Corp.	11,400	230,953

Posco International Corp.	1,150	38,524

Realord Group Holdings Ltd.* (a)	14,000	9,666

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – (continued)

Shanxi Coal International Energy Group Co. Ltd., Class A	4,900	$9,683

SK Networks Co. Ltd.	47,400	173,193

Xiamen C & D, Inc., Class A	9,400	12,916
		1,132,393

Transportation Infrastructure – 0.9%

Abu Dhabi Ports Co. PJSC*	13,395	21,189

Adani Ports & Special Economic Zone Ltd.	14,750	234,218

Airports of Thailand PCL	54,000	95,076

Airports of Thailand PCL, NVDR	16,000	28,170

Bangkok Expressway & Metro PCL, NVDR	148,000	33,146

CCR SA	20,382	48,486

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	9,600	14,689

China Merchants Port Holdings Co. Ltd.	22,521	29,831

COSCO SHIPPING Ports Ltd.(a)	3,348	2,063

EcoRodovias Infraestrutura e Logistica SA	95,000	132,884

GMR Airports Infrastructure Ltd.*	50,434	51,470

Grupo Aeroportuario del Centro Norte SAB de CV, Class B	5,200	57,883

Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,851	107,147

Grupo Aeroportuario del Sureste SAB de CV, Class B	2,798	96,633

Guangdong Provincial Expressway Development Co. Ltd., Class B	9,800	8,508

International Container Terminal Services, Inc.	16,500	94,541

Jasa Marga Persero Tbk. PT	39,723	13,192

Jiangsu Expressway Co. Ltd., Class H	32,000	31,504

Malaysia Airports Holdings Bhd.	20,808	43,600

Investments	Shares	Value

Transportation Infrastructure – (continued)

Ningbo Zhoushan Port Co. Ltd., Class A	23,500	$11,715

Novorossiysk Commercial Sea Port PJSC‡	189,696	–

Piraeus Port Authority SA	2,750	72,923

Promotora y Operadora de Infraestructura SAB de CV	4,394	44,380

Qingdao Port International Co. Ltd., Class A	20,800	23,266

Qingdao Port International Co. Ltd., Class H(b)	49,000	32,077

Salik Co. PJSC	24,346	22,935

Santos Brasil Participacoes SA	28,700	75,195

Saudi Ground Services Co.*	4,615	67,184

Shanghai International Airport Co. Ltd., Class A*	5,200	27,029

Shanghai International Port Group Co. Ltd., Class A	43,200	33,467

Shenzhen International Holdings Ltd.	24,500	19,641

Sociedad Matriz SAAM SA	1,654,251	180,305

Taiwan High Speed Rail Corp.	51,000	46,831

TangShan Port Group Co. Ltd., Class A	4,900	2,991

TAV Havalimanlari Holding A/S*	8,476	57,569

Westports Holdings Bhd.	17,500	14,337

Wilson Sons SA	9,600	31,116

Zhejiang Expressway Co. Ltd., Class H(a)	700,599	459,530
		2,366,721

Water Utilities – 0.5%

Aguas Andinas SA, Class A	76,368	21,886

AlKhorayef Water & Power Technologies Co.*	294	18,264

Athens Water Supply & Sewage Co. SA	1,372	8,391

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	24,000	9,611

Beijing Enterprises Water Group Ltd.(a)	132,000	33,417

China Water Affairs Group Ltd.	314,000	195,517

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,000	$77,965

Cia de Saneamento de Minas Gerais Copasa MG	80,000	302,213

Cia De Sanena Do Parana*	105,000	521,242

Emirates Central Cooling Systems Corp.	34,496	14,933

Guangdong Investment Ltd.	100,000	52,422

National Central Cooling Co. PJSC	5,029	4,163
		1,260,024

Wireless Telecommunication Services – 0.8%

Advanced Info Service PCL, NVDR	15,000	79,938

Axiata Group Bhd.	49,004	29,058

Bharti Airtel Ltd.	37,550	595,093

Celcomdigi Bhd.	65,000	56,522

Empresa Nacional de Telecomunicaciones SA	58,800	202,949

Etihad Etisalat Co.	6,000	83,187

Far EasTone Telecommunications Co. Ltd.	50,000	124,071

Indosat Tbk. PT	31,800	21,513

Intouch Holdings PCL, NVDR	6,100	11,028

Kuwait Telecommunications Co.	3,699	6,593

Maxis Bhd.	32,900	25,300

Mobile Telecommunications Co. KSCP	64,200	101,720

Mobile Telecommunications Co. Saudi Arabia	8,508	27,403

Mobile TeleSystems PJSC‡	31,356	—

MTN Group Ltd.	50,800	244,295

PLDT, Inc.	3,000	69,588

Sistema AFK PAO‡	122,643	—

SK Telecom Co. Ltd.	2,850	105,785

Smartfren Telecom Tbk. PT*	4,635,400	14,254

Taiwan Mobile Co. Ltd.	17,937	57,289

TIM SA	15,000	50,964

Turkcell Iletisim Hizmetleri A/S	29,150	72,748

Vodacom Group Ltd.	15,100	72,511

Vodafone Idea Ltd.*	219,456	34,719

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Vodafone Qatar QSC	44,198	$21,486

XL Axiata Tbk. PT	102,900	15,631
		2,123,645
Total Common Stocks (Cost $224,753,356)		261,659,372
	Principal Amount

CORPORATE BONDS – 0.0%(d)

Independent Power and Renewable Electricity Producers – 0.0%(d)

NTPC Ltd.

Series 54, 8.49%, 3/25/2025 (Cost $—)	INR 19,650	1,218
	Number of Rights

RIGHTS – 0.0%(d)

Financial Services – 0.0%(d)

IIFL Finance Ltd., expiring 5/14/2024, price 300.00 INR*	402	461

Retail REITs – 0.0%

CPN Retail Growth Leasehold REIT, expiring 4/23/2024, price 1.00 THB* ‡	17,000	—

Wireless Telecommunication Services – 0.0%(d)

Smartfren Telecom Tbk. PT, expiring 5/6/2024, price 50.00 IDR*	1,953,117	120
Total Rights (Cost $—)		581
	Number of Warrants

WARRANTS – 0.0%

Food Products – 0.0%

Thaifoods Group PCL, expiring 12/31/2049, price 1.00 THB* ‡ (Cost $—)	65,500	—

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 0.6%(f)

REPURCHASE AGREEMENTS – 0.6%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $1,439,073, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $1,456,680	$1,438,860	$1,438,860

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $250,038, collateralized by various Common Stocks; total market value $271,006	250,000	250,000
		1,688,860
Total Securities Lending Reinvestments (Cost $1,688,860)		1,688,860
Total Investments – 101.3% (Cost $226,442,216)		263,350,031

Liabilities in excess of other assets – (1.3%)		(3,358,589)
Net Assets – 100.0%		$259,991,442

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $8,695,202, collateralized in the form of cash with a value of $1,688,860 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,125,146 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 7, 2024 – November 15, 2053 and $2,531,353 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $9,345,359.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $17,364 or 0.01% of net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Security fair valued as of April 30, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $1,688,860.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,866,781
Aggregate gross unrealized depreciation	(35,187,110)
Net unrealized appreciation	$31,679,671
Federal income tax cost	$231,697,154

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	11	06/21/2024	USD	$573,100	$1,463

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	3,700,000	Morgan Stanley	USD	473,500	06/20/2024	$287
USD	199,823	Goldman Sachs & Co.	BRL*	1,000,000	06/20/2024	7,794
USD	351,979	Bank of New York Mellon (The)	HKD	2,746,137	06/20/2024	335
USD	16,228	JPMorgan Chase Bank NA	INR*	1,348,500	06/20/2024	93
USD	163,037	Citibank NA	KRW*	220,000,000	06/20/2024	3,443
USD	218,857	Toronto-Dominion Bank (The)	KRW*	286,816,590	06/20/2024	10,794
USD	184,188	BNP Paribas SA	TWD*	5,900,000	06/20/2024	1,954
USD	110,462	Citibank NA	TWD*	3,456,120	06/20/2024	3,713
USD	24,886	Morgan Stanley	ZAR	470,000	06/20/2024	34
ZAR	1,600,000	Morgan Stanley	USD	83,259	06/20/2024	1,344
Total unrealized appreciation						$29,791
BRL*	780,000	Citibank NA	USD	151,293	06/20/2024	$(1,511)
INR*	5,380,000	JPMorgan Chase Bank NA	USD	64,491	06/20/2024	(120)
KRW*	446,910,000	Goldman Sachs & Co.	USD	326,337	06/20/2024	(2,138)
USD	203,164	JPMorgan Chase Bank NA	TWD*	6,600,000	06/20/2024	(691)
Total unrealized depreciation						$(4,460)
Net unrealized appreciation						$25,331

* Non-deliverable forward.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	0.0	†%
Brazil	6.3
Chile	1.3
China	20.7
Colombia	1.1
Czech Republic	0.1
Egypt	0.4
Germany	0.0	†
Greece	0.6
Hungary	0.3
India	17.9
Indonesia	1.9
Italy	0.1
Kuwait	0.7
Luxembourg	0.0	†
Malaysia	2.6
Mexico	3.1
Peru	0.5
Philippines	0.9
Qatar	1.1
Romania	0.1
Saudi Arabia	2.9
Singapore	0.0	†
South Africa	3.5
South Korea	11.9
Taiwan	17.1
Thailand	1.8
Turkey	1.5
United Arab Emirates	2.0
United Kingdom	0.0	†
United States	0.3
Other[1]	(0.7)
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	100.7%
Corporate Bonds	0.0 †
Rights	0.0 †
Warrants	—
Securities Lending Reinvestments	0.6
Others(1)	(1.3)
100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Aerospace & Defense – 1.8%

General Electric Co.	13,837	$2,239,103

Lockheed Martin Corp.	2,466	1,146,518

Textron, Inc.	548	46,355
		3,431,976

Air Freight & Logistics – 0.9%

Expeditors International of Washington, Inc.	7,398	823,471

United Parcel Service, Inc., Class B	6,302	929,419
		1,752,890

Automobile Components – 0.1%

Mobileye Global, Inc., Class A* (a)	4,521	124,554

Automobiles – 0.6%

Tesla, Inc.*	6,302	1,155,031

Banks – 4.5%

Bank of America Corp.	30,688	1,135,763

Citigroup, Inc.	40,963	2,512,261

Fifth Third Bancorp	13,152	479,522

JPMorgan Chase & Co.	19,454	3,730,110

Wells Fargo & Co.	13,974	828,937
		8,686,593

Beverages – 0.3%

Molson Coors Beverage Co., Class B	10,138	580,502

Biotechnology – 1.9%

AbbVie, Inc.	2,466	401,070

Amgen, Inc.	8,768	2,401,906

Gilead Sciences, Inc.	3,973	259,039

Regeneron Pharmaceuticals, Inc.*	207	184,367

Vertex Pharmaceuticals, Inc.*	1,096	430,520
		3,676,902

Broadline Retail – 3.1%

Amazon.com, Inc.*	25,482	4,459,350

eBay, Inc.	17,399	896,744

MercadoLibre, Inc.*	468	682,672
		6,038,766

Investments	Shares	Value

Building Products – 0.6%

A O Smith Corp.	2,603	$215,632

Builders FirstSource, Inc.*	2,603	475,880

Masco Corp.	7,124	487,638
		1,179,150

Capital Markets – 2.0%

Bank of New York Mellon Corp. (The)	20,413	1,153,130

Goldman Sachs Group, Inc. (The)	959	409,215

Morgan Stanley	11,371	1,032,942

Robinhood Markets, Inc., Class A* (a)	30,688	506,045

State Street Corp.	10,549	764,697
		3,866,029

Chemicals – 0.4%

CF Industries Holdings, Inc.(a)	3,973	313,748

LyondellBasell Industries NV, Class A	3,014	301,310

Mosaic Co. (The)	2,055	64,506
		679,564

Communications Equipment – 1.2%

Cisco Systems, Inc.	49,457	2,323,490

Consumer Finance – 1.2%

Capital One Financial Corp.	8,494	1,218,294

Discover Financial Services	2,329	295,154

Synchrony Financial	19,317	849,562
		2,363,010

Consumer Staples Distribution & Retail – 0.5%

Kroger Co. (The)	18,221	1,009,079

Diversified Telecommunication Services – 0.7%

AT&T, Inc.	77,679	1,311,998

Electric Utilities – 2.3%

Constellation Energy Corp.	3,014	560,423

Entergy Corp.	4,521	482,255

Evergy, Inc.	822	43,114

Exelon Corp.	21,920	823,754

PPL Corp.	35,620	978,125

Southern Co. (The)	21,509	1,580,911
		4,468,582

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – 0.6%

Emerson Electric Co.	1,507	$162,425

GE Vernova, Inc.*	3,458	531,529

Hubbell, Inc., Class B	1,233	456,851
		1,150,805

Electronic Equipment, Instruments & Components – 0.3%

Jabil, Inc.	4,932	578,819

Entertainment – 0.8%

Atlanta Braves Holdings, Inc., Class C*	1	25

Electronic Arts, Inc.	3,973	503,856

Netflix, Inc.*	1,918	1,056,128
		1,560,009

Financial Services – 3.2%

Berkshire Hathaway, Inc., Class B*	11,371	4,511,217

Corebridge Financial, Inc.(a)	6,850	181,936

Fidelity National Information Services, Inc.	6,302	428,032

Fiserv, Inc.* (a)	5,480	836,632

PayPal Holdings, Inc.*	1,918	130,270

Toast, Inc., Class A*	2,329	55,034
		6,143,121

Food Products – 0.7%

Archer-Daniels-Midland Co.	685	40,182

Campbell Soup Co.	7,946	363,212

General Mills, Inc.	12,193	859,119

Kraft Heinz Co. (The)	2,055	79,343
		1,341,856

Health Care Equipment & Supplies – 0.9%

Abbott Laboratories	2,603	275,840

Align Technology, Inc.*	685	193,430

GE HealthCare Technologies, Inc.	2,055	156,673

Hologic, Inc.*	6,028	456,742

IDEXX Laboratories, Inc.*	1,179	580,964

Solventum Corp.*	888	57,729

Stryker Corp.	274	92,201
		1,813,579

Investments	Shares	Value

Health Care Providers & Services – 4.4%

Cardinal Health, Inc.	7,946	$818,756

Cencora, Inc.	3,151	753,247

Centene Corp.* (a)	11,508	840,774

Cigna Group (The)	3,151	1,125,033

CVS Health Corp.	7,809	528,747

Elevance Health, Inc.	685	362,077

HCA Healthcare, Inc.	1,233	382,008

Laboratory Corp. of America Holdings	3,151	634,517

McKesson Corp.	2,877	1,545,553

UnitedHealth Group, Inc.	3,204	1,549,775
		8,540,487

Health Care REITs – 0.1%

Healthpeak Properties, Inc., REIT	6,713	124,929

Hotel & Resort REITs – 0.5%

Host Hotels & Resorts, Inc., REIT	51,238	966,861

Hotels, Restaurants & Leisure – 2.0%

Airbnb, Inc., Class A*	3,699	586,550

Booking Holdings, Inc.	302	1,042,513

Carnival Corp.* (a)	24,249	359,370

DoorDash, Inc., Class A*	3,288	425,007

DraftKings, Inc., Class A*	7,809	324,542

Expedia Group, Inc.* (a)	685	92,222

Royal Caribbean Cruises Ltd.* (a)	3,973	554,750

Yum! Brands, Inc.(a)	3,562	503,133
		3,888,087

Household Durables – 1.3%

Lennar Corp., Class A	6,713	1,017,825

NVR, Inc.*	137	1,019,123

PulteGroup, Inc.	4,110	457,936
		2,494,884

Household Products – 1.9%

Colgate-Palmolive Co.	8,083	742,989

Kimberly-Clark Corp.	1,507	205,751

Procter & Gamble Co. (The)	16,988	2,772,442
		3,721,182

Industrial Conglomerates – 0.2%

3M Co.	3,562	343,769

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 2.0%

Aflac, Inc.	12,741	$1,065,785

American International Group, Inc.	16,166	1,217,461

MetLife, Inc.	14,659	1,041,962

Prudential Financial, Inc.	5,069	560,023
		3,885,231

Interactive Media & Services – 8.5%

Alphabet, Inc., Class A*	39,182	6,378,046

Alphabet, Inc., Class C*	38,223	6,293,034

Meta Platforms, Inc., Class A	8,905	3,830,664
		16,501,744

IT Services – 1.6%

Accenture plc, Class A	4,795	1,442,864

Cognizant Technology Solutions Corp., Class A	10,138	665,864

Gartner, Inc.*	2,192	904,397
		3,013,125

Life Sciences Tools & Services – 0.5%

Danaher Corp.	548	135,148

Mettler-Toledo International, Inc.*	604	742,739
		877,887

Machinery – 2.1%

Caterpillar, Inc.	5,617	1,879,280

Illinois Tool Works, Inc.	6,439	1,571,824

PACCAR, Inc.	6,165	654,168
		4,105,272

Media – 1.3%

Comcast Corp., Class A	46,306	1,764,722

Omnicom Group, Inc.(a)	8,905	826,740
		2,591,462

Metals & Mining – 1.1%

Nucor Corp.	6,028	1,015,899

Reliance, Inc.	274	78,013

Steel Dynamics, Inc.	7,672	998,281
		2,092,193

Multi-Utilities – 1.7%

Consolidated Edison, Inc.	12,330	1,163,952

Investments	Shares	Value

Multi-Utilities – (continued)

DTE Energy Co.	8,768	$967,286

Public Service Enterprise Group, Inc.(a)	15,207	1,050,499
		3,181,737

Oil, Gas & Consumable Fuels – 2.7%

EQT Corp.(a)	8,768	351,509

Exxon Mobil Corp.(a)	8,220	972,179

Marathon Petroleum Corp.(a)	8,494	1,543,530

Occidental Petroleum Corp.(a)	13,426	887,996

Phillips 66	3,288	470,874

Valero Energy Corp.(a)	6,165	985,599
		5,211,687

Pharmaceuticals – 4.2%

Bristol-Myers Squibb Co.	19,591	860,828

Eli Lilly & Co.	4,658	3,638,364

Johnson & Johnson	21,783	3,149,604

Merck & Co., Inc.	3,973	513,391
		8,162,187

Professional Services – 0.2%

Automatic Data Processing, Inc.	411	99,417

Leidos Holdings, Inc.	548	76,841

Paychex, Inc.	2,329	276,708
		452,966

Real Estate Management & Development – 0.5%

CBRE Group, Inc., Class A*	11,371	988,026

Residential REITs – 1.2%

AvalonBay Communities, Inc., REIT	5,754	1,090,786

Equity Residential, REIT	3,425	220,570

Essex Property Trust, Inc., REIT(a)	4,247	1,045,824

Mid-America Apartment Communities, Inc., REIT	274	35,620
		2,392,800

Retail REITs – 0.6%

Regency Centers Corp., REIT	548	32,452

Simon Property Group, Inc., REIT	7,809	1,097,399
		1,129,851

Semiconductors & Semiconductor Equipment – 10.6%

Analog Devices, Inc.	5,343	1,071,859

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Applied Materials, Inc.	8,905	$1,768,978

Broadcom, Inc.	2,641	3,434,013

KLA Corp.	2,381	1,641,200

Lam Research Corp.	2,329	2,083,081

Microchip Technology, Inc.(a)	12,467	1,146,715

NVIDIA Corp.	9,910	8,562,438

QUALCOMM, Inc.	4,384	727,086
		20,435,370

Software – 9.7%

Adobe, Inc.*	3,699	1,712,008

ANSYS, Inc.*	548	178,034

Autodesk, Inc.*	137	29,160

Bentley Systems, Inc., Class B(a)	685	35,983

Cadence Design Systems, Inc.*	411	113,284

Check Point Software Technologies Ltd.*	6,028	900,704

Fair Isaac Corp.*	822	931,597

Fortinet, Inc.*	11,782	744,387

Intuit, Inc.	3,562	2,228,458

Manhattan Associates, Inc.*	959	197,612

Microsoft Corp.	25,619	9,974,245

Oracle Corp.	13,837	1,573,959

Roper Technologies, Inc.	137	70,070

Salesforce, Inc.	137	36,845

Zoom Video Communications, Inc., Class A*	1,507	92,078
		18,818,424

Specialized REITs – 0.9%

Public Storage, REIT	3,288	853,072

Weyerhaeuser Co., REIT	31,921	963,056
		1,816,128

Specialty Retail – 2.2%

AutoZone, Inc.*	411	1,215,080

Best Buy Co., Inc.(a)	4,932	363,193

Home Depot, Inc. (The)	3,699	1,236,280

Lowe’s Cos., Inc.(a)	4,795	1,093,212

O’Reilly Automotive, Inc.*	411	416,450
		4,324,215

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 7.5%

Apple, Inc.	78,775	$13,417,746

Dell Technologies, Inc., Class C(a)	5,617	700,103

NetApp, Inc.	1,370	140,027

Super Micro Computer, Inc.* (a)	345	296,286
		14,554,162

Tobacco – 0.6%

Altria Group, Inc.	5,891	258,085

Philip Morris International, Inc.	9,590	910,474
		1,168,559

Trading Companies & Distributors – 0.6%

WW Grainger, Inc.	1,233	1,136,025
Total Common Stocks (Cost $158,491,906)		192,155,555
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 0.3%(b)

REPURCHASE AGREEMENTS – 0.3%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $674,442, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $682,694 (Cost $674,343)	$674,343	674,343
Total Investments – 99.6% (Cost $159,166,249)		192,829,898

Other assets less liabilities – 0.4%		707,154
Net Assets – 100.0%		$193,537,052

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $14,147,261, collateralized in the form of cash with a value of $674,343 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $14,227,916 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 15, 2024 – November 15, 2053; a total value of $14,902,259.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® US Quality Large Cap Index Fund (cont.)

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $674,343.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,504,962
Aggregate gross unrealized depreciation	(3,915,240)
Net unrealized appreciation	$33,589,722
Federal income tax cost	$159,207,038

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	1	06/21/2024	USD	$253,350	$(6,221)
S&P 500 Micro E-Mini Index	42	06/21/2024	USD	1,064,070	(26,917)
					$(33,138)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	0.3
Others(1)	0.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Air Freight & Logistics – 0.3%

Expeditors International of Washington, Inc.	704	$78,362

FedEx Corp.	1,600	418,848
		497,210

Automobile Components – 0.1%

Aptiv plc*	1,536	109,056

Automobiles – 3.1%

Ford Motor Co.	14,080	171,072

General Motors Co.	12,224	544,334

Tesla, Inc.*	28,992	5,313,654
		6,029,060

Banks – 5.4%

Bank of America Corp.	48,192	1,783,586

Citigroup, Inc.	19,968	1,224,637

Fifth Third Bancorp	3,712	135,340

Huntington Bancshares, Inc.	8,000	107,760

JPMorgan Chase & Co.	30,208	5,792,082

KeyCorp	6,848	99,228

M&T Bank Corp.(a)	576	83,169

NU Holdings Ltd., Class A*	11,584	125,802

Regions Financial Corp.(a)	6,656	128,261

Truist Financial Corp.	9,408	353,270

US Bancorp	16,384	665,682
		10,498,817

Beverages – 2.4%

Coca-Cola Co. (The)	41,088	2,538,006

Coca-Cola Europacific Partners plc	2,178	156,859

Constellation Brands, Inc., Class A	960	243,322

Keurig Dr Pepper, Inc.	10,432	351,558

PepsiCo, Inc.	7,168	1,260,923
		4,550,668

Biotechnology – 1.0%

Amgen, Inc.	1,856	508,433

Gilead Sciences, Inc.	6,592	429,798

Moderna, Inc.* (a)	1,984	218,855

Vertex Pharmaceuticals, Inc.*	1,792	703,916
		1,861,002

Investments	Shares	Value

Broadline Retail – 5.1%

Amazon.com, Inc.*	55,680	$9,744,000

eBay, Inc.	3,584	184,719
		9,928,719

Building Products – 0.4%

Lennox International, Inc.(a)	320	148,294

Owens Corning	448	75,358

Trane Technologies plc	1,984	629,603
		853,255

Capital Markets – 3.4%

Bank of New York Mellon Corp. (The)	6,720	379,613

BlackRock, Inc.	1,472	1,110,830

Blackstone, Inc.	2,496	291,059

FactSet Research Systems, Inc.	384	160,086

Goldman Sachs Group, Inc. (The)	3,392	1,447,400

Intercontinental Exchange, Inc.	6,016	774,620

Moody’s Corp.	576	213,310

Morgan Stanley	4,416	401,150

MSCI, Inc.	384	178,863

Nasdaq, Inc.	3,200	191,520

Northern Trust Corp.(b)	704	58,003

S&P Global, Inc.	2,752	1,144,364

State Street Corp.	2,176	157,738
		6,508,556

Chemicals – 0.6%

Corteva, Inc.	3,584	194,002

Dow, Inc.	2,368	134,739

DuPont de Nemours, Inc.	2,880	208,800

Ecolab, Inc.	1,472	332,893

Sherwin-Williams Co. (The)	832	249,275
		1,119,709

Commercial Services & Supplies – 0.3%

Cintas Corp.	896	589,873

Communications Equipment – 0.5%

Cisco Systems, Inc.	21,312	1,001,238

Construction & Engineering – 0.0%(c)

AECOM	640	59,110

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Finance – 0.1%

Capital One Financial Corp.	1,344	$192,770

Consumer Staples Distribution & Retail – 2.8%

Costco Wholesale Corp.	1,536	1,110,374

Dollar General Corp.	1,216	169,255

Dollar Tree, Inc.* (a)	1,536	181,632

Kroger Co. (The)	7,104	393,420

Sysco Corp.	1,792	133,182

Target Corp.	4,032	649,071

Walgreens Boots Alliance, Inc.(a)	7,722	136,911

Walmart, Inc.	45,888	2,723,453
		5,497,298

Containers & Packaging – 0.2%

Amcor plc	14,528	129,881

Ball Corp.	2,688	187,004
		316,885

Distributors – 0.0%(c)

LKQ Corp.	1,024	44,165

Diversified Telecommunication Services – 0.4%

Verizon Communications, Inc.	21,888	864,357

Electric Utilities – 0.1%

Alliant Energy Corp.	512	25,498

American Electric Power Co., Inc.	1,664	143,154
		168,652

Electrical Equipment – 0.1%

Rockwell Automation, Inc.(a)	384	104,049

Electronic Equipment, Instruments & Components – 0.3%

Corning, Inc.	2,816	93,998

Flex Ltd.*	1,280	36,672

Jabil, Inc.	896	105,155

Keysight Technologies, Inc.*	576	85,213

TE Connectivity Ltd.	1,600	226,368

Zebra Technologies Corp., Class A* (a)	192	60,396
		607,802

Energy Equipment & Services – 0.5%

Baker Hughes Co.	5,248	171,190

Investments	Shares	Value

Energy Equipment & Services – (continued)

Schlumberger NV	15,040	$714,099
		885,289

Entertainment – 0.9%

Walt Disney Co. (The)	16,000	1,777,600

Financial Services – 6.1%

Apollo Global Management, Inc.	4,800	520,224

Berkshire Hathaway, Inc., Class B*	13,696	5,433,614

Block, Inc., Class A*	1,984	144,832

Fidelity National Information Services, Inc.	2,176	147,794

Mastercard, Inc., Class A	2,880	1,299,456

PayPal Holdings, Inc.*	7,552	512,932

Visa, Inc., Class A(a)	13,760	3,696,073
		11,754,925

Food Products – 1.2%

Conagra Brands, Inc.	3,200	98,496

General Mills, Inc.	4,864	342,717

Hershey Co. (The)	1,280	248,218

Hormel Foods Corp.	2,176	77,378

J M Smucker Co. (The)	512	58,803

Kellanova	2,880	166,637

Kraft Heinz Co. (The)	6,336	244,633

McCormick & Co., Inc. (Non-Voting)	1,728	131,432

Mondelez International, Inc., Class A	11,776	847,165

Tyson Foods, Inc., Class A	1,024	62,106
		2,277,585

Ground Transportation – 1.5%

CSX Corp.	7,040	233,869

Uber Technologies, Inc.*	14,400	954,288

Union Pacific Corp.	6,336	1,502,646

XPO, Inc.*	1,024	110,039
		2,800,842

Health Care Equipment & Supplies – 2.7%

Abbott Laboratories	12,096	1,281,813

Baxter International, Inc.	3,456	139,519

Becton Dickinson & Co.	1,472	345,331

Boston Scientific Corp.*	7,744	556,561

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Edwards Lifesciences Corp.*	4,288	$363,065

GE HealthCare Technologies, Inc.	4,800	365,952

Hologic, Inc.*	1,600	121,232

IDEXX Laboratories, Inc.*	320	157,683

Medtronic plc	9,344	749,763

Stryker Corp.	3,136	1,055,264

Zimmer Biomet Holdings, Inc.	1,088	130,865
		5,267,048

Health Care Providers & Services – 3.1%

Cardinal Health, Inc.	1,728	178,053

Cencora, Inc.	896	214,189

Cigna Group (The)	2,048	731,218

CVS Health Corp.	11,008	745,352

Elevance Health, Inc.	2,048	1,082,532

Humana, Inc.	448	135,336

McKesson Corp.	896	481,340

UnitedHealth Group, Inc.	4,864	2,352,717
		5,920,737

Health Care REITs – 0.3%

Ventas, Inc., REIT	2,688	119,024

Welltower, Inc., REIT	4,928	469,540
		588,564

Hotel & Resort REITs – 0.0%(c)

Host Hotels & Resorts, Inc., REIT	3,776	71,253

Hotels, Restaurants & Leisure – 2.0%

Booking Holdings, Inc.	247	852,652

Carnival Corp.* (a)	3,264	48,373

Chipotle Mexican Grill, Inc.*	192	606,643

Domino’s Pizza, Inc.	256	135,493

Expedia Group, Inc.* (a)	960	129,245

Hilton Worldwide Holdings, Inc.	2,176	429,281

Las Vegas Sands Corp.	2,240	99,366

Marriott International, Inc., Class A	2,240	528,931

McDonald’s Corp.	2,560	698,982

MGM Resorts International*	1,792	70,677

Yum! Brands, Inc.(a)	2,432	343,520
		3,943,163

Investments	Shares	Value

Household Products – 2.2%

Church & Dwight Co., Inc.	896	$96,669

Clorox Co. (The)	1,280	189,274

Colgate-Palmolive Co.	7,232	664,765

Procter & Gamble Co. (The)	20,544	3,352,781
		4,303,489

Independent Power and Renewable Electricity Producers – 0.0%(c)

AES Corp. (The)	3,776	67,590

Insurance – 2.0%

Aflac, Inc.	4,608	385,459

Allstate Corp. (The)	1,408	239,445

American International Group, Inc.	3,584	269,911

Aon plc, Class A	704	198,535

Arthur J Gallagher & Co.	1,152	270,363

Chubb Ltd.	2,816	700,170

Everest Group Ltd.	320	117,251

Hartford Financial Services Group, Inc. (The)	2,112	204,632

Marsh & McLennan Cos., Inc.	3,456	689,230

Principal Financial Group, Inc.	2,112	167,144

Travelers Cos., Inc. (The)	1,920	407,347

Willis Towers Watson plc	896	225,021
		3,874,508

Interactive Media & Services – 6.0%

Alphabet, Inc., Class C*	19,840	3,266,458

Meta Platforms, Inc., Class A	19,200	8,259,264

Snap, Inc., Class A*	7,168	107,878
		11,633,600

IT Services – 2.4%

Accenture plc, Class A	6,976	2,099,148

Akamai Technologies, Inc.*	832	83,974

Amdocs Ltd.	1,280	107,507

Cognizant Technology Solutions Corp., Class A	4,416	290,043

Gartner, Inc.*	704	290,464

International Business Machines Corp.	9,600	1,595,520

Okta, Inc.*	832	77,359
		4,544,015

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – 1.1%

Agilent Technologies, Inc.	1,024	$140,329

Avantor, Inc.*	2,560	62,029

Danaher Corp.	2,432	599,780

Illumina, Inc.*	832	102,377

IQVIA Holdings, Inc.*	1,600	370,832

Revvity, Inc.	448	45,906

Thermo Fisher Scientific, Inc.	1,280	727,962

West Pharmaceutical Services, Inc.	256	91,515
		2,140,730

Machinery – 1.8%

Caterpillar, Inc.	2,624	877,912

Cummins, Inc.	960	271,190

Deere & Co.	960	375,754

Dover Corp.	704	126,227

Fortive Corp.	3,072	231,229

IDEX Corp.	384	84,657

Illinois Tool Works, Inc.	1,024	249,969

Lincoln Electric Holdings, Inc.	320	70,250

Nordson Corp.(a)	384	99,145

Otis Worldwide Corp.	3,584	326,861

Pentair plc	1,792	141,729

Stanley Black & Decker, Inc.	1,280	116,992

Toro Co. (The)	768	67,269

Westinghouse Air Brake Technologies Corp.	1,216	195,873

Xylem, Inc.	1,280	167,296
		3,402,353

Media – 0.2%

Interpublic Group of Cos., Inc. (The)(a)	3,200	97,408

Omnicom Group, Inc.(a)	2,112	196,078
		293,486

Metals & Mining – 0.5%

Freeport-McMoRan, Inc.	7,552	377,147

Newmont Corp.	10,176	413,552

Nucor Corp.	832	140,217
		930,916

Multi-Utilities – 0.1%

Public Service Enterprise Group, Inc.(a)	1,664	114,949

Investments	Shares	Value

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc., REIT	1,408	$163,145

Oil, Gas & Consumable Fuels – 4.5%

Chevron Corp.(a)	18,112	2,920,922

ConocoPhillips	4,032	506,500

Diamondback Energy, Inc.(a)	960	193,085

Exxon Mobil Corp.	41,600	4,920,032

Marathon Oil Corp.	3,840	103,104
		8,643,643

Passenger Airlines – 0.1%

Delta Air Lines, Inc.(a)	2,368	118,566

Personal Care Products – 0.2%

Estee Lauder Cos., Inc. (The), Class A	2,048	300,462

Pharmaceuticals – 6.2%

Bristol-Myers Squibb Co.	17,856	784,593

Eli Lilly & Co.	4,480	3,499,328

Johnson & Johnson	23,168	3,349,861

Merck & Co., Inc.	22,144	2,861,448

Pfizer, Inc.	29,696	760,811

Royalty Pharma plc, Class A	4,480	124,096

Zoetis, Inc.	4,032	642,056
		12,022,193

Professional Services – 0.7%

Automatic Data Processing, Inc.	3,584	866,934

Broadridge Financial Solutions, Inc.	832	160,917

Verisk Analytics, Inc.	1,472	320,837
		1,348,688

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	3,200	278,048

Residential REITs – 0.2%

Camden Property Trust, REIT	320	31,897

Equity Residential, REIT	1,152	74,189

Essex Property Trust, Inc., REIT(a)	448	110,320

Sun Communities, Inc., REIT	896	99,743
		316,149

Semiconductors & Semiconductor Equipment – 6.6%

Advanced Micro Devices, Inc.*	11,264	1,783,992

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Applied Materials, Inc.	5,824	$1,156,937

Broadcom, Inc.	2,432	3,162,257

Entegris, Inc.(a)	448	59,548

First Solar, Inc.* (a)	512	90,266

Intel Corp.	36,800	1,121,296

KLA Corp.	448	308,802

Lam Research Corp.	1,088	973,118

Micron Technology, Inc.	11,584	1,308,529

NXP Semiconductors NV	2,688	688,639

QUALCOMM, Inc.	5,824	965,910

Skyworks Solutions, Inc.(a)	512	54,574

Texas Instruments, Inc.	6,336	1,117,797
		12,791,665

Software – 8.2%

Adobe, Inc.*	3,136	1,451,435

Autodesk, Inc.*	2,240	476,784

Crowdstrike Holdings, Inc., Class A*	1,600	468,064

Gen Digital, Inc.(a)	5,376	108,273

HubSpot, Inc.*	448	270,982

Intuit, Inc.	1,472	920,913

Microsoft Corp.	24,064	9,368,837

Oracle Corp.	8,384	953,680

Palo Alto Networks, Inc.* (a)	1,664	484,041

Salesforce, Inc.	3,392	912,244

Synopsys, Inc.*	960	509,366
		15,924,619

Specialized REITs – 0.8%

American Tower Corp., REIT	4,032	691,730

Crown Castle, Inc., REIT	1,536	144,046

Iron Mountain, Inc., REIT	2,560	198,451

VICI Properties, Inc., Class A, REIT	11,008	314,278

Weyerhaeuser Co., REIT	7,680	231,706
		1,580,211

Specialty Retail – 2.7%

AutoZone, Inc.*	64	189,210

Best Buy Co., Inc.(a)	2,112	155,528

Burlington Stores, Inc.*	384	69,097

Home Depot, Inc. (The)	5,184	1,732,597

Investments	Shares	Value

Specialty Retail – (continued)

Lowe’s Cos., Inc.(a)	5,056	$1,152,717

Ross Stores, Inc.	2,944	381,395

TJX Cos., Inc. (The)	11,968	1,126,069

Tractor Supply Co.(a)	960	262,157

Williams-Sonoma, Inc.	640	183,539
		5,252,309

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	58,240	9,920,019

Hewlett Packard Enterprise Co.	11,072	188,224

HP, Inc.	10,496	294,833

NetApp, Inc.	1,408	143,912

Super Micro Computer, Inc.* (a)	512	439,705

Western Digital Corp.* (a)	3,328	235,722
		11,222,415

Textiles, Apparel & Luxury Goods – 0.7%

Deckers Outdoor Corp.*	192	157,146

Lululemon Athletica, Inc.*	1,280	461,568

NIKE, Inc., Class B	8,512	785,317
		1,404,031

Trading Companies & Distributors – 0.5%

Ferguson plc	2,112	443,309

United Rentals, Inc.	256	171,005

WW Grainger, Inc.	320	294,832
		909,146

Water Utilities – 0.1%

American Water Works Co., Inc.	1,664	203,540
Total Common Stocks (Cost $160,102,076)		190,473,723

Total Investments – 98.7% (Cost $160,102,076)		190,473,723

Other assets less liabilities – 1.3%		2,595,351
Net Assets – 100.0%		$193,069,074

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $11,345,218, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 9, 2024 – February 15, 2054; a total value of $11,857,190.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® STOXX® US ESG Select Index Fund (cont.)

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,819,711
Aggregate gross unrealized depreciation	(6,511,336)
Net unrealized appreciation	$30,308,375
Federal income tax cost	$160,099,332

Investment in a company which was affiliated for the period ended April 30, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares April 30, 2024	Value April 30, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$77,115	$12,799	$52,644	704	$58,003	$21,416	$1,467	$(683)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	10	06/21/2024	USD	$2,533,500	$(66,016)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.7%
Others(1)	1.3
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.7%

Air Freight & Logistics – 0.3%

Deutsche Post AG	3,520	$147,765

DSV A/S	1,056	151,057

FedEx Corp.	660	172,775

International Distributions Services plc*	1,035	3,507
		475,104

Automobile Components – 0.4%

Aisin Corp.	700	26,658

Aptiv plc*	690	48,990

Bridgestone Corp.	4,600	204,006

Cie Generale des Etablissements Michelin SCA	4,752	183,833

Continental AG	552	35,909

Denso Corp.	11,600	198,401

Forvia SE*	92	1,476

Niterra Co. Ltd.	600	19,720

Valeo SE	414	5,286
		724,279

Automobiles – 1.9%

Bayerische Motoren Werke AG	1,716	187,979

Ferrari NV	484	200,383

General Motors Co.	7,568	337,003

Honda Motor Co. Ltd.	26,400	303,986

Mazda Motor Corp.	2,300	26,367

Mercedes-Benz Group AG	5,412	410,514

Mitsubishi Motors Corp.	6,900	21,853

Nissan Motor Co. Ltd.	13,800	51,012

Renault SA	1,058	52,875

Stellantis NV	9,988	222,991

Subaru Corp.	2,300	51,623

Suzuki Motor Corp.	6,800	79,553

Toyota Motor Corp.	47,100	1,088,869

Volkswagen AG (Preference)	1,232	151,689

Yamaha Motor Co. Ltd.(a)	8,800	82,539
		3,269,236

Banks – 8.7%

ABN AMRO Bank NV, CVA(a) (b)	2,254	36,368

Investments	Shares	Value

Banks – (continued)

AIB Group plc	8,786	$45,713

ANZ Group Holdings Ltd.	25,124	459,410

Banco Bilbao Vizcaya Argentaria SA	32,692	355,677

Banco BPM SpA	9,711	64,212

Banco Santander SA(a)	89,540	437,822

Bank of Ireland Group plc	4,554	48,913

Bank of Montreal	2,508	224,485

Bank Polska Kasa Opieki SA	920	38,425

Bankinter SA(a)	3,726	29,561

Banque Cantonale Vaudoise (Registered)	138	14,475

Barclays plc	80,872	205,262

BAWAG Group AG(b)	506	30,406

BNP Paribas SA	6,776	489,851

CaixaBank SA	24,068	127,438

Canadian Imperial Bank of Commerce	4,180	195,514

Citigroup, Inc.	14,564	893,210

Commerzbank AG	2,265	33,809

Commonwealth Bank of Australia(a)	13,816	1,027,586

Danske Bank A/S	3,628	105,064

DBS Group Holdings Ltd.	7,480	191,422

Erste Group Bank AG	966	45,313

FinecoBank Banca Fineco SpA	3,648	56,325

Hang Seng Bank Ltd.(a)	4,800	63,765

HSBC Holdings plc	94,204	820,513

Intesa Sanpaolo SpA	108,108	407,586

JPMorgan Chase & Co.	22,616	4,336,392

KBC Group NV	1,012	75,637

Lloyds Banking Group plc	398,288	258,834

Mediobanca Banca di Credito Finanziario SpA	2,254	32,175

Mitsubishi UFJ Financial Group, Inc.	70,400	706,617

National Bank of Canada	924	74,345

NatWest Group plc	40,612	154,337

Nordea Bank Abp	24,244	285,281

NU Holdings Ltd., Class A*	11,308	122,805

Oversea-Chinese Banking Corp. Ltd.	16,100	168,231

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Royal Bank of Canada	4,708	$456,424

Santander Bank Polska SA	46	6,375

Skandinaviska Enskilda Banken AB, Class A	11,924	157,851

Societe Generale SA	4,708	127,814

Standard Chartered plc	12,764	110,247

Svenska Handelsbanken AB, Class A	11,572	101,404

Swedbank AB, Class A	6,688	129,423

Toronto-Dominion Bank (The)	5,588	332,185

UniCredit SpA	5,808	214,749

US Bancorp	6,908	280,672

Virgin Money UK plc	6,946	18,595

Westpac Banking Corp.	23,452	395,333
		14,993,851

Beverages – 1.7%

Anheuser-Busch InBev SA/NV	4,136	248,363

Britvic plc	2,231	24,709

Carlsberg A/S, Class B	528	71,396

Coca-Cola Co. (The)	24,244	1,497,552

Coca-Cola Europacific Partners plc	1,424	102,556

Coca-Cola HBC AG	1,150	37,295

Davide Campari-Milano NV(a)	3,036	30,580

Diageo plc	10,780	374,642

Heineken Holding NV(a)	460	37,160

Heineken NV	1,378	134,524

Keurig Dr Pepper, Inc.	2,596	87,485

Kirin Holdings Co. Ltd.(a)	2,900	42,395

Pernod Ricard SA	1,320	200,420

Treasury Wine Estates Ltd.(a)	7,744	60,795
		2,949,872

Biotechnology – 0.7%

CSL Ltd.	2,024	363,741

Gilead Sciences, Inc.	3,652	238,110

Moderna, Inc.* (a)	1,232	135,902

Swedish Orphan Biovitrum AB*	1,995	51,875

Vertex Pharmaceuticals, Inc.*	1,232	483,942
		1,273,570

Investments	Shares	Value

Broadline Retail – 5.6%

Allegro.eu SA* (b)	1,012	$8,507

Amazon.com, Inc.*	49,764	8,708,700

Dollarama, Inc.	720	60,185

eBay, Inc.	1,804	92,978

Isetan Mitsukoshi Holdings Ltd.	3,100	43,782

J Front Retailing Co. Ltd.	2,300	20,119

Next plc	690	77,828

Prosus NV	4,312	145,280

Rakuten Group, Inc.*	5,700	27,655

Ryohin Keikaku Co. Ltd.	2,300	37,350

Wesfarmers Ltd.	9,064	393,107
		9,615,491

Building Products – 0.5%

AGC, Inc.	900	33,360

Assa Abloy AB, Class B	5,940	159,650

Belimo Holding AG (Registered)	46	21,396

Cie de Saint-Gobain SA	3,256	259,927

Fletcher Building Ltd.(a)	2,898	6,534

Geberit AG (Registered)	176	94,721

Lennox International, Inc.	132	61,171

Lixil Corp.	2,200	23,725

Nibe Industrier AB, Class B	2,898	13,624

Reliance Worldwide Corp. Ltd.	2,576	8,665

ROCKWOOL A/S, Class B	49	16,129

Trane Technologies plc	748	237,370
		936,272

Capital Markets – 2.2%

3i Group plc	5,412	194,896

abrdn plc	1,012	1,856

Allfunds Group plc	2,438	15,485

ASX Ltd.	1,980	81,784

BlackRock, Inc.	880	664,083

Daiwa Securities Group, Inc.	9,200	67,934

Euronext NV(b)	414	37,472

FactSet Research Systems, Inc.(a)	132	55,030

Goldman Sachs Group, Inc. (The)	1,540	657,133

Hong Kong Exchanges & Clearing Ltd.	5,800	186,580

IG Group Holdings plc	1,288	12,064

Intercontinental Exchange, Inc.	4,356	560,879

Julius Baer Group Ltd.	690	37,323

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

London Stock Exchange Group plc	2,640	$292,420

Macquarie Group Ltd.	3,080	374,940

Man Group plc	2,576	8,309

Nasdaq, Inc.	1,194	71,461

S&P Global, Inc.	968	402,523

Schroders plc	3,772	16,663
		3,738,835

Chemicals – 0.6%

Air Liquide SA	1,628	320,087

Akzo Nobel NV	1,144	76,011

Arkema SA	179	18,575

BASF SE	5,148	270,574

Covestro AG* (b)	736	36,972

Croda International plc	506	29,208

FUCHS SE (Preference)	528	24,739

Hexpol AB	2,691	30,892

Incitec Pivot Ltd.	3,726	6,774

Kansai Paint Co. Ltd.	800	10,498

LANXESS AG	92	2,610

Mitsubishi Chemical Group Corp.	4,600	26,937

Nippon Sanso Holdings Corp.	1,400	41,858

Novonesis (Novozymes) B	1,760	98,050

OCI NV	598	16,177

Orica Ltd.	2,346	27,573

Wacker Chemie AG	92	9,896

Yara International ASA	920	26,377
		1,073,808

Commercial Services & Supplies – 0.4%

Brambles Ltd.	10,648	101,087

Cintas Corp.	572	376,570

Downer EDI Ltd.	6,762	20,725

Elis SA	1,080	24,389

ISS A/S(a)	598	11,248

Rentokil Initial plc	9,284	47,325

Securitas AB, Class B	2,731	27,731

SPIE SA	759	27,739

TOPPAN Holdings, Inc.	2,300	54,780
		691,594

Investments	Shares	Value

Construction & Engineering – 0.4%

Balfour Beatty plc	2,990	$13,620

Bouygues SA	736	27,237

Eiffage SA	551	59,092

Ferrovial SE	2,608	94,255

HOCHTIEF AG	46	4,855

Obayashi Corp.	4,600	51,506

Shimizu Corp.	2,300	14,287

Skanska AB, Class B(a)	2,116	36,986

Sweco AB, Class B	1,334	14,439

Vinci SA	3,080	363,085

Worley Ltd.	2,024	19,832

WSP Global, Inc.	230	34,971
		734,165

Construction Materials – 0.2%

Buzzi SpA	368	13,324

Heidelberg Materials AG	184	18,620

Holcim AG	2,772	233,269

Wienerberger AG	437	15,681
		280,894

Consumer Finance – 0.0%(c)

Cembra Money Bank AG	46	3,531

Marui Group Co. Ltd.	2,300	35,355
		38,886

Consumer Staples Distribution & Retail – 1.7%

Aeon Co. Ltd.	3,000	62,949

Axfood AB	598	15,549

Carrefour SA	3,444	58,147

Dollar Tree, Inc.*	572	67,639

Endeavour Group Ltd.	874	3,042

HelloFresh SE*	690	4,674

J Sainsbury plc	9,108	30,040

Jeronimo Martins SGPS SA	1,334	27,600

Kesko OYJ, Class B	1,472	25,230

Koninklijke Ahold Delhaize NV	5,456	165,914

Kroger Co. (The)	2,860	158,387

Loblaw Cos. Ltd.	506	55,600

Marks & Spencer Group plc	10,166	32,562

Target Corp.	2,068	332,907

Tesco plc	9,338	34,645

Walgreens Boots Alliance, Inc.(a)	2,668	47,304

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – (continued)

Walmart, Inc.	27,632	$1,639,959

Woolworths Group Ltd.	11,000	227,857
		2,990,005

Containers & Packaging – 0.1%

Amcor plc	9,460	84,572

Ball Corp.	1,194	83,067

Huhtamaki OYJ(a)	230	8,844

Orora Ltd.	5,198	7,392

Smurfit Kappa Group plc(a)	1,424	62,046
		245,921

Distributors – 0.0%(c)

D’ieteren Group	92	19,989

Inchcape plc	1,656	16,588
		36,577

Diversified Consumer Services – 0.0%(c)

Pearson plc	3,864	47,106

Diversified REITs – 0.1%

British Land Co. plc (The), REIT	6,348	30,841

Covivio SA, REIT	322	16,134

Mirvac Group, REIT	31,602	42,273

Stockland, REIT	25,432	73,488
		162,736

Diversified Telecommunication Services – 0.9%

BT Group plc(a)	12,374	15,897

Cellnex Telecom SA(b)	2,434	80,809

Chorus Ltd.(a)	2,070	8,820

Deutsche Telekom AG (Registered)	18,744	430,703

Elisa OYJ	552	24,978

Infrastrutture Wireless Italiane SpA(b)	1,403	15,122

Koninklijke KPN NV	26,092	95,079

Nippon Telegraph & Telephone Corp.	316,800	343,847

Singapore Telecommunications Ltd.	44,000	76,788

Spark New Zealand Ltd.	18,262	51,547

Swisscom AG (Registered)	138	75,760

Telenor ASA	2,967	34,267

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Telia Co. AB	13,846	$31,865

Telstra Group Ltd.	71,192	169,659
		1,455,141

Electric Utilities – 0.7%

Alliant Energy Corp.	460	22,908

American Electric Power Co., Inc.	1,452	124,916

Contact Energy Ltd.	782	4,012

EDP – Energias de Portugal SA*	13,776	51,938

Elia Group SA/NV	92	8,888

Endesa SA	782	14,298

Enel SpA	17,776	117,482

Fortum OYJ(a)	2,438	32,273

Iberdrola SA	33,176	408,299

Kansai Electric Power Co., Inc. (The)	3,100	46,461

Origin Energy Ltd.	16,412	103,907

Orsted A/S* (a) (b)	690	38,153

Redeia Corp. SA(a)	3,696	61,848

SSE plc	7,172	149,659

Terna – Rete Elettrica Nazionale	3,312	26,645

Verbund AG	276	21,130
		1,232,817

Electrical Equipment – 1.0%

ABB Ltd. (Registered)	6,996	342,420

Fujikura Ltd.	2,300	39,872

Legrand SA	1,716	177,722

Nexans SA	253	27,160

Nidec Corp.	6,700	313,914

Prysmian SpA(a)	1,608	87,996

Schneider Electric SE	2,376	546,470

Siemens Energy AG*	1,794	37,022

Vestas Wind Systems A/S*	4,960	133,967
		1,706,543

Electronic Equipment, Instruments & Components – 0.6%

Corning, Inc.	1,892	63,155

Halma plc	690	19,068

Hexagon AB, Class B	8,586	91,329

Ibiden Co. Ltd.	1,000	38,725

Jabil, Inc.	616	72,294

Kyocera Corp.	4,400	54,034

Murata Manufacturing Co. Ltd.	15,500	285,986

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Omron Corp.	1,200	$41,636

Shimadzu Corp.	900	24,655

TDK Corp.	1,500	67,524

TE Connectivity Ltd.	1,364	192,979

Yokogawa Electric Corp.	1,000	22,311
		973,696

Energy Equipment & Services – 0.2%

Schlumberger NV	8,844	419,913

Technip Energies NV	138	3,282
		423,195

Entertainment – 0.6%

Bollore SE	4,117	26,853

Square Enix Holdings Co. Ltd.	900	32,702

Walt Disney Co. (The)	8,756	972,792
		1,032,347

Financial Services – 3.0%

AMP Ltd.	46	33

Apollo Global Management, Inc.(a)	2,992	324,273

Berkshire Hathaway, Inc., Class B*	8,184	3,246,838

Edenred SE	1,804	85,760

EXOR NV	506	55,565

Industrivarden AB, Class C	460	14,958

Kinnevik AB, Class B*	690	7,324

M&G plc	14,398	36,255

Nexi SpA* (b)	4,232	24,788

ORIX Corp.	4,200	86,501

Visa, Inc., Class A(a)	4,972	1,335,529

Wendel SE	82	8,421
		5,226,245

Food Products – 0.7%

AAK AB	1,610	41,747

Ajinomoto Co., Inc.	4,400	164,268

Associated British Foods plc	1,012	33,656

Bakkafrost P/F	46	2,820

Danone SA	2,156	135,229

General Mills, Inc.	2,024	142,611

Investments	Shares	Value

Food Products – (continued)

Hershey Co. (The)	396	$76,792

JDE Peet’s NV	92	2,048

Kellanova	736	42,585

Kerry Group plc, Class A	836	72,227

MEIJI Holdings Co. Ltd.	2,300	51,520

Mondelez International, Inc., Class A	4,004	288,048

Mowi ASA	2,976	52,658

Nissin Foods Holdings Co. Ltd.	900	24,049

Orkla ASA	3,726	25,504

Salmar ASA	368	23,311

Viscofan SA	46	2,936

Yakult Honsha Co. Ltd.	1,100	21,572
		1,203,581

Gas Utilities – 0.1%

APA Group	12,936	69,888

Enagas SA(a)	322	4,737

Naturgy Energy Group SA(a)	46	1,167

Rubis SCA	276	9,591

Snam SpA	11,280	51,887

Tokyo Gas Co. Ltd.	3,700	83,210
		220,480

Ground Transportation – 1.2%

Canadian National Railway Co.	2,420	294,325

Canadian Pacific Kansas City Ltd.	3,124	245,581

ComfortDelGro Corp. Ltd.	13,800	15,078

Hankyu Hanshin Holdings, Inc.	1,300	34,151

MTR Corp. Ltd.	10,000	33,051

Tokyu Corp.	2,300	27,309

Uber Technologies, Inc.*	9,856	653,157

Union Pacific Corp.	2,816	667,843

XPO, Inc.*	230	24,716
		1,995,211

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories	8,228	871,921

Alcon, Inc.	3,124	242,181

Ansell Ltd.	322	5,351

Baxter International, Inc.	1,884	76,057

BioMerieux	230	24,593

Carl Zeiss Meditec AG	46	4,874

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Cochlear Ltd.	528	$111,463

ConvaTec Group plc(b)	9,660	30,239

Demant A/S*	408	19,677

Edwards Lifesciences Corp.*	2,992	253,333

Elekta AB, Class B	920	6,639

EssilorLuxottica SA	924	198,388

Fisher & Paykel Healthcare Corp. Ltd.	3,634	61,222

GE HealthCare Technologies, Inc.	4,092	311,974

Getinge AB, Class B	1,058	22,652

Hologic, Inc.*	1,100	83,347

Hoya Corp.	2,800	328,637

Medtronic plc	6,424	515,462

Olympus Corp.	4,000	55,934

Siemens Healthineers AG(b)	1,452	80,888

Smith & Nephew plc	1,150	14,097

Sonova Holding AG (Registered)	264	73,516

Straumann Holding AG (Registered)	792	106,216

Stryker Corp.	1,716	577,434

Terumo Corp.	5,800	99,274
		4,175,369

Health Care Providers & Services – 1.9%

Cardinal Health, Inc.	1,056	108,810

Cigna Group (The)	1,408	502,712

CVS Health Corp.	3,740	253,235

EBOS Group Ltd.(a)	1,680	34,855

Elevance Health, Inc.	1,496	790,756

Fresenius Medical Care AG	1,058	44,798

Fresenius SE & Co. KGaA	2,160	64,599

Galenica AG(b)	184	14,094

Ramsay Health Care Ltd.(a)	2,024	68,671

UnitedHealth Group, Inc.	2,860	1,383,382
		3,265,912

Health Care REITs – 0.2%

Ventas, Inc., REIT	920	40,738

Welltower, Inc., REIT	2,816	268,308
		309,046

Hotel & Resort REITs – 0.0%(c)

Host Hotels & Resorts, Inc., REIT	1,426	26,909

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.7%

Accor SA	1,355	$59,851

Amadeus IT Group SA	3,168	202,430

Aristocrat Leisure Ltd.	5,764	149,415

Booking Holdings, Inc.	111	383,175

Chipotle Mexican Grill, Inc., Class A*	88	278,045

Compass Group plc	9,196	257,010

Domino’s Pizza Enterprises Ltd.	100	2,561

Domino’s Pizza, Inc.	138	73,039

Entain plc	1,380	13,592

Expedia Group, Inc.* (a)	276	37,158

Greggs plc	851	29,026

Hilton Worldwide Holdings, Inc.	1,232	243,049

InterContinental Hotels Group plc	1,056	103,825

Just Eat Takeaway.com NV* (a) (b)	1,564	23,195

La Francaise des Jeux SAEM(b)	276	10,465

Las Vegas Sands Corp.	1,572	69,734

Lottery Corp. Ltd. (The)	20,548	65,113

Marriott International, Inc., Class A	1,144	270,133

MGM Resorts International*	1,562	61,605

Oriental Land Co. Ltd.	7,400	205,121

Sodexo SA	551	48,164

SSP Group plc	1,150	2,835

TUI AG*	2,300	16,300

Whitbread plc	736	29,186

Yum! Brands, Inc.(a)	1,452	205,095
		2,839,122

Household Durables – 1.0%

Berkeley Group Holdings plc	460	27,152

Electrolux AB, Class B*	46	408

GN Store Nord A/S* (a)	506	13,826

Nikon Corp.	2,300	23,984

Panasonic Holdings Corp.	15,300	134,367

Persimmon plc	644	10,515

SEB SA	184	21,878

Sekisui House Ltd.	7,200	165,902

Sony Group Corp.	14,700	1,222,314

Sumitomo Forestry Co. Ltd.(a)	800	24,834

Taylor Wimpey plc	22,448	37,075

Vistry Group plc*	920	13,801
		1,696,056

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – 1.1%

Clorox Co. (The)	572	$84,582

Colgate-Palmolive Co.	2,728	250,758

Essity AB, Class B	2,434	60,895

Henkel AG & Co. KGaA (Preference)	1,276	101,590

Procter & Gamble Co. (The)	7,436	1,213,555

Reckitt Benckiser Group plc	3,784	211,700
		1,923,080

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	2,162	38,700

Drax Group plc	2,438	15,813

EDP Renovaveis SA	598	8,229

Meridian Energy Ltd.	8,142	28,908
		91,650

Industrial Conglomerates – 0.5%

Hitachi Ltd.	5,500	510,978

Investment AB Latour, Class B	322	7,906

Keppel Ltd.	4,600	23,207

Lifco AB, Class B	552	13,579

Siemens AG (Registered)	1,672	314,471
		870,141

Industrial REITs – 0.2%

CapitaLand Ascendas REIT, REIT	13,800	26,310

Goodman Group, REIT	9,284	191,045

Segro plc, REIT	8,008	85,031

Tritax Big Box REIT plc, REIT	11,025	20,928

Warehouses De Pauw CVA, REIT	506	13,494
		336,808

Insurance – 1.9%

Admiral Group plc	828	28,294

Aegon Ltd.	5,221	32,691

Aflac, Inc.	1,716	143,543

Ageas SA/NV	1,012	46,681

Allianz SE (Registered)	880	250,855

ASR Nederland NV	506	25,413

Assicurazioni Generali SpA	6,556	160,529

Aviva plc	12,260	71,491

AXA SA	12,012	416,654

Investments	Shares	Value

Insurance – (continued)

Beazley plc	3,772	$31,314

Direct Line Insurance Group plc	3,680	8,561

Hannover Rueck SE	322	80,015

Hiscox Ltd.	1,518	23,379

Insurance Australia Group Ltd.	13,920	58,211

Legal & General Group plc	22,880	67,612

Medibank Pvt Ltd.	14,122	32,646

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	748	329,677

nib holdings Ltd.	3,082	14,910

NN Group NV	1,701	78,845

Phoenix Group Holdings plc	4,554	27,930

Poste Italiane SpA(b)	2,622	33,419

Power Corp. of Canada	2,064	55,106

Principal Financial Group, Inc.	748	59,197

QBE Insurance Group Ltd.	5,602	64,496

Sampo OYJ, Class A	2,296	93,093

Steadfast Group Ltd.	5,658	20,832

Storebrand ASA	2,760	26,642

Sun Life Financial, Inc.	2,508	128,316

Swiss Life Holding AG (Registered)	132	89,377

Swiss Re AG	1,144	124,510

Topdanmark A/S	24	1,003

Travelers Cos., Inc. (The)	660	140,026

Tryg A/S	2,618	51,982

Unipol Gruppo SpA	1,840	16,566

Willis Towers Watson plc	308	77,351

Zurich Insurance Group AG	616	298,345
		3,209,512

Interactive Media & Services – 3.6%

Auto Trader Group plc(b)	5,970	52,208

CAR Group Ltd.	2,789	61,267

LY Corp.	13,800	33,596

Meta Platforms, Inc., Class A	13,728	5,905,374

REA Group Ltd.(a)	276	32,195

Rightmove plc	3,266	21,061

Snap, Inc., Class A* (a)	6,520	98,126
		6,203,827

IT Services – 2.5%

Accenture plc, Class A	6,248	1,880,086

Akamai Technologies, Inc.*	616	62,173

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Alten SA	92	$10,890

Amdocs Ltd.	598	50,226

Capgemini SE	1,012	214,144

CGI, Inc.*	1,320	134,022

Cognizant Technology Solutions Corp., Class A	2,156	141,606

Computacenter plc	575	18,590

Fujitsu Ltd.	18,000	278,582

Gartner, Inc.*	396	163,386

International Business Machines Corp.	5,808	965,290

NEC Corp.	1,900	138,849

Nomura Research Institute Ltd.	2,300	56,051

NTT Data Group Corp.	2,000	31,443

Okta, Inc., Class A*	572	53,184

Reply SpA	92	12,100

Softcat plc	644	12,652

Sopra Steria Group	92	20,264

TIS, Inc.	1,200	25,744
		4,269,282

Leisure Products – 0.1%

Bandai Namco Holdings, Inc.	2,900	54,585

Thule Group AB(a) (b)	690	19,740

Yamaha Corp.	900	19,085
		93,410

Life Sciences Tools & Services – 0.3%

Eurofins Scientific SE	552	33,997

Gerresheimer AG	92	9,935

Illumina, Inc.*	414	50,943

IQVIA Holdings, Inc.*	880	203,958

Lonza Group AG (Registered)	264	146,918

QIAGEN NV*	713	29,794

Sartorius AG (Preference)	92	27,770

Sartorius Stedim Biotech	141	30,605

Siegfried Holding AG (Registered)	23	22,118

Tecan Group AG (Registered)	46	16,401

Wuxi Biologics Cayman, Inc.* (b)	11,500	20,203
		592,642

Investments	Shares	Value

Machinery – 1.3%

Aalberts NV	230	$11,047

Alfa Laval AB(a)	621	26,796

Alstom SA(a)	460	7,316

ANDRITZ AG	299	16,433

Atlas Copco AB, Class A	9,328	166,105

Bucher Industries AG (Registered)	46	17,805

Cummins, Inc.	484	136,725

Daimler Truck Holding AG	1,562	70,665

Ebara Corp.	900	74,979

Epiroc AB, Class A	2,688	50,645

FANUC Corp.	6,100	179,358

Fortive Corp.	1,276	96,044

Georg Fischer AG (Registered)	506	35,585

Husqvarna AB, Class B	1,242	10,261

IMI plc	667	14,632

Indutrade AB	690	16,232

Interpump Group SpA	322	14,144

KION Group AG	322	14,936

Knorr-Bremse AG	92	6,842

Komatsu Ltd.	3,300	99,714

Kone OYJ, Class B	2,508	122,821

Konecranes OYJ	720	38,123

Kurita Water Industries Ltd.	1,100	44,003

Metso OYJ(a)	3,864	44,105

MINEBEA MITSUMI, Inc.	2,300	43,577

Otis Worldwide Corp.	1,452	132,422

Pentair plc	598	47,296

Rotork plc	7,199	29,152

Sandvik AB(a)	4,638	94,105

Schindler Holding AG	184	46,143

Seatrium Ltd.*	138,000	9,917

SFS Group AG	23	2,743

SKF AB, Class B	782	16,387

Spirax-Sarco Engineering plc	432	47,845

Stanley Black & Decker, Inc.	506	46,248

Techtronic Industries Co. Ltd.	4,500	62,944

TOMRA Systems ASA	2,576	32,031

Trelleborg AB, Class B	966	34,606

Valmet OYJ(a)	552	13,847

Volvo AB, Class B	9,196	237,443

Wartsila OYJ Abp	3,427	63,613

Weir Group plc (The)	1,035	26,567
		2,302,202

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Marine Transportation – 0.0%(c)

AP Moller – Maersk A/S, Class B	23	$33,600

Mitsui OSK Lines Ltd.	1,400	44,393
		77,993

Media – 0.4%

Dentsu Group, Inc.(a)	2,300	62,395

Informa plc	7,944	79,159

Interpublic Group of Cos., Inc. (The)(a)	1,728	52,600

ITV plc	19,343	17,027

Omnicom Group, Inc.(a)	1,716	159,314

Publicis Groupe SA	1,378	153,015

SES SA, Class A, ADR	3,036	14,809

Vivendi SE	4,554	46,580

WPP plc	1,426	14,431
		599,330

Metals & Mining – 1.0%

Anglo American plc(a)	5,500	181,399

Antofagasta plc	1,679	46,462

Aurubis AG	184	14,795

BlueScope Steel Ltd.	1,861	27,661

Boliden AB	1,518	50,909

Fortescue Ltd.	15,048	254,546

IGO Ltd.	1,311	6,734

Iluka Resources Ltd.(a)	2,162	10,782

Mineral Resources Ltd.	1,296	60,752

Newmont Corp.(a)	3,124	126,959

Norsk Hydro ASA	4,278	26,617

Northern Star Resources Ltd.	7,277	70,596

Pilbara Minerals Ltd.(a)	20,930	55,179

Rio Tinto Ltd.	2,244	190,142

Rio Tinto plc	4,400	301,478

South32 Ltd.	23,230	54,153

SSAB AB, Class B(a)	3,358	19,060

Sumitomo Metal Mining Co. Ltd.	1,100	37,146

Teck Resources Ltd., Class B	1,980	97,555

thyssenkrupp AG	1,426	7,179

voestalpine AG	782	21,004
		1,661,108

Investments	Shares	Value

Multi-Utilities – 0.4%

A2A SpA	10,971	$21,767

AGL Energy Ltd.	3,956	24,301

Centrica plc	14,122	22,625

Engie SA*	12,276	213,562

Hera SpA	8,119	29,429

National Grid plc	19,228	252,320

Public Service Enterprise Group, Inc.	2,596	179,332
		743,336

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc., REIT	616	71,376

Dexus, REIT(a)	12,452	57,570

Gecina SA, REIT	184	18,887
		147,833

Oil, Gas & Consumable Fuels – 5.7%

Aker BP ASA	322	7,909

Ampol Ltd.	1,564	37,384

BP plc	71,104	463,327

Chevron Corp.(a)	16,060	2,589,996

Eni SpA	14,740	238,555

Equinor ASA	5,984	161,540

Exxon Mobil Corp.	31,152	3,684,347

Galp Energia SGPS SA	1,150	24,839

Gaztransport Et Technigaz SA	184	25,773

Marathon Oil Corp.	1,196	32,113

Neste OYJ	782	17,843

OMV AG	276	13,186

ORLEN SA	2,070	33,989

Pembina Pipeline Corp.	2,250	79,332

Shell plc	37,884	1,366,519

Suncor Energy, Inc.	4,180	159,825

TC Energy Corp.	3,564	127,944

TotalEnergies SE	7,436	545,355

Woodside Energy Group Ltd.	6,204	113,726
		9,723,502

Paper & Forest Products – 0.0%(c)

Holmen AB, Class B	460	18,088

Mondi plc	920	17,499

Stora Enso OYJ, Class R(a)	1,610	21,605
		57,192

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Passenger Airlines – 0.1%

ANA Holdings, Inc.	2,300	$43,847

International Consolidated Airlines Group SA*	16,330	35,804

Qantas Airways Ltd.*	11,914	45,644

Ryanair Holdings plc, ADR	598	81,448

Singapore Airlines Ltd.	6,900	33,090
		239,833

Personal Care Products – 1.1%

Beiersdorf AG	396	59,512

Estee Lauder Cos., Inc. (The), Class A	1,012	148,471

Haleon plc	37,312	158,615

Kao Corp.	2,800	116,099

L’Oreal SA	1,452	682,579

Shiseido Co. Ltd.	3,400	91,069

Unilever plc	12,452	645,610
		1,901,955

Pharmaceuticals – 7.0%

Astellas Pharma, Inc.	13,800	132,769

AstraZeneca plc	8,976	1,355,684

Bristol-Myers Squibb Co.	9,240	406,006

Chugai Pharmaceutical Co. Ltd.	2,300	73,809

Daiichi Sankyo Co. Ltd.	8,100	276,100

Eisai Co. Ltd.	1,300	53,713

Eli Lilly & Co.	2,640	2,062,104

GSK plc	20,196	423,075

Hikma Pharmaceuticals plc	828	19,948

Ipsen SA	115	14,030

Kyowa Kirin Co. Ltd.	1,900	31,984

Merck & Co., Inc.	15,928	2,058,216

Merck KGaA	792	126,138

Novartis AG (Registered)	8,712	845,885

Novo Nordisk A/S, Class B	10,648	1,377,836

Ono Pharmaceutical Co. Ltd.	2,300	33,265

Orion OYJ, Class B	782	29,926

Pfizer, Inc.	17,028	436,257

Roche Holding AG	3,080	740,825

Sanofi SA	7,084	705,041

Santen Pharmaceutical Co. Ltd.	2,300	22,282

Shionogi & Co. Ltd.	3,400	159,321

Investments	Shares	Value

Pharmaceuticals – (continued)

Takeda Pharmaceutical Co. Ltd.	6,800	$179,458

UCB SA	414	55,134

Zoetis, Inc., Class A	2,200	350,328
		11,969,134

Professional Services – 0.9%

Adecco Group AG (Registered)	1,056	37,121

ALS Ltd.	2,392	20,363

Arcadis NV	506	31,461

Automatic Data Processing, Inc.	1,276	308,652

Bureau Veritas SA	1,380	40,460

Computershare Ltd.	3,766	66,590

Experian plc	1,516	61,579

Intertek Group plc	552	34,172

Randstad NV(a)	552	27,859

RELX plc	10,648	440,385

SGS SA (Registered)(a)	1,009	89,178

Teleperformance SE*	322	29,431

Verisk Analytics, Inc., Class A	660	143,854

Wolters Kluwer NV	1,232	185,412
		1,516,517

Real Estate Management & Development – 0.6%

Castellum AB*	2,309	28,042

CBRE Group, Inc., Class A*	2,508	217,920

CK Asset Holdings Ltd.	11,500	49,478

Daito Trust Construction Co. Ltd.	300	32,247

Daiwa House Industry Co. Ltd.	3,800	107,216

Fabege AB	2,300	17,874

Kojamo OYJ*	1,012	11,254

Mitsubishi Estate Co. Ltd.	8,800	162,618

Mitsui Fudosan Co. Ltd.	11,700	119,926

Sagax AB, Class B	552	13,991

Swiss Prime Site AG (Registered)	460	42,682

Tokyu Fudosan Holdings Corp.	4,600	33,923

Vonovia SE	5,060	147,055

Wharf Real Estate Investment Co. Ltd.	12,000	37,513

Wihlborgs Fastigheter AB(a)	2,346	19,878
		1,041,617

Residential REITs – 0.1%

Camden Property Trust, REIT	184	18,341

Equity Residential, REIT	874	56,286

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Residential REITs – (continued)

Essex Property Trust, Inc., REIT(a)	322	$79,292

Sun Communities, Inc., REIT	484	53,879
		207,798

Retail REITs – 0.2%

CapitaLand Integrated Commercial Trust, REIT	27,600	39,667

Klepierre SA, REIT	1,351	36,490

Link REIT, REIT	17,600	76,172

Region RE Ltd., REIT	12,512	17,874

Unibail-Rodamco-Westfield, REIT*	322	27,021

Vicinity Ltd., REIT	44,132	55,165
		252,389

Semiconductors & Semiconductor Equipment – 7.3%

Advanced Micro Devices, Inc.*	7,656	1,212,557

Advantest Corp.	2,400	76,195

AIXTRON SE	253	5,914

Applied Materials, Inc.	3,960	786,654

ASM International NV	308	196,017

ASML Holding NV	1,716	1,527,865

ASMPT Ltd.	2,000	25,162

BE Semiconductor Industries NV	336	45,088

Broadcom, Inc.	2,200	2,860,594

Infineon Technologies AG	6,072	212,434

Intel Corp.	26,004	792,342

KLA Corp.	396	272,959

Lam Research Corp.	836	747,727

Micron Technology, Inc.	8,800	994,048

NXP Semiconductors NV	1,584	405,805

QUALCOMM, Inc.	3,564	591,089

Renesas Electronics Corp.	13,200	220,482

Rohm Co. Ltd.	2,400	34,994

SOITEC*	46	4,555

STMicroelectronics NV	2,802	112,786

SUMCO Corp.(a)	2,300	34,844

Texas Instruments, Inc.	4,356	768,485

Tokyo Electron Ltd.	2,700	602,574
		12,531,170

Software – 8.7%

Adobe, Inc.*	2,112	977,497

Autodesk, Inc.*	1,364	290,327

Investments	Shares	Value

Software – (continued)

Crowdstrike Holdings, Inc., Class A*	1,452	$424,768

Dassault Systemes SE	2,904	114,982

Gen Digital, Inc.(a)	2,948	59,373

HubSpot, Inc.*	308	186,300

Intuit, Inc.	1,320	825,818

Microsoft Corp.	21,472	8,359,694

Oracle Corp.	7,656	870,870

Palo Alto Networks, Inc.* (a)	1,496	435,171

Sage Group plc (The)	4,884	71,307

Salesforce, Inc.	3,036	816,502

SAP SE	5,764	1,045,888

Synopsys, Inc.*	748	396,881

Temenos AG (Registered)	230	14,420

Xero Ltd.*	880	69,760
		14,959,558

Specialized REITs – 0.6%

American Tower Corp., REIT	2,156	369,883

Big Yellow Group plc, REIT	874	11,819

Crown Castle, Inc., REIT	1,232	115,537

Iron Mountain, Inc., REIT	1,884	146,048

Keppel DC REIT, REIT	2,300	2,884

Safestore Holdings plc, REIT	230	2,227

VICI Properties, Inc., Class A, REIT	5,896	168,331

Weyerhaeuser Co., REIT	5,016	151,333
		968,062

Specialty Retail – 1.9%

Best Buy Co., Inc.(a)	968	71,284

H & M Hennes & Mauritz AB, Class B	5,104	82,192

Home Depot, Inc. (The)	3,124	1,044,103

Industria de Diseno Textil SA(a)	3,344	153,213

JB Hi-Fi Ltd.	874	34,648

Kingfisher plc	11,270	35,011

Lowe’s Cos., Inc.	2,728	621,957

Nitori Holdings Co. Ltd.	600	81,003

Ross Stores, Inc.	1,672	216,608

TJX Cos., Inc. (The)	6,952	654,114

Tractor Supply Co.(a)	528	144,186

Williams-Sonoma, Inc.(a)	572	164,038

Zalando SE* (b)	414	10,916
		3,313,273

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – 5.9%

Apple, Inc.	51,964	$8,851,028

Brother Industries Ltd.	900	16,025

FUJIFILM Holdings Corp.	6,600	141,634

Hewlett Packard Enterprise Co.	8,756	148,852

HP, Inc.	7,172	201,461

Konica Minolta, Inc.	4,600	15,347

Logitech International SA (Registered)	414	32,528

NetApp, Inc.	1,056	107,934

Ricoh Co. Ltd.	2,300	19,972

Seiko Epson Corp.	2,300	38,059

Super Micro Computer, Inc.* (a)	396	340,085

Western Digital Corp.* (a)	2,244	158,943
		10,071,868

Textiles, Apparel & Luxury Goods – 1.7%

adidas AG	368	89,085

Asics Corp.	1,300	55,845

Brunello Cucinelli SpA	336	34,526

Burberry Group plc	1,104	15,904

Christian Dior SE	23	17,965

Cie Financiere Richemont SA (Registered)	1,232	171,807

Deckers Outdoor Corp.*	132	108,038

Hermes International SCA	105	252,722

HUGO BOSS AG	391	21,130

Kering SA	440	155,255

Lululemon Athletica, Inc.*	748	269,729

LVMH Moet Hennessy Louis Vuitton SE	1,540	1,275,162

Moncler SpA	1,364	93,516

NIKE, Inc., Class B	3,652	336,933

Pandora A/S	440	67,463

Puma SE	230	10,708

Swatch Group AG (The)	69	14,569
		2,990,357

Trading Companies & Distributors – 1.2%

AddTech AB, Class B	1,127	23,904

Ashtead Group plc	2,860	209,211

Beijer Ref AB, Class B	1,656	23,906

Bunzl plc	736	28,329

Diploma plc	805	36,569

Investments	Shares	Value

Trading Companies & Distributors – (continued)

DKSH Holding AG	138	$9,013

Ferguson plc	1,980	415,602

Grafton Group plc	1,150	13,631

IMCD NV*	184	27,987

ITOCHU Corp.(a)	8,800	399,052

Mitsui & Co. Ltd.	8,800	427,180

Rexel SA	1,219	31,842

RS GROUP plc	2,070	19,103

Sojitz Corp.	1,599	41,244

Sumitomo Corp.	6,900	182,185

Toyota Tsusho Corp.	1,300	83,271
		1,972,029

Transportation Infrastructure – 0.2%

Aena SME SA(b)	288	52,843

Aeroports de Paris SA	92	11,755

Auckland International Airport Ltd.	5,607	26,046

Flughafen Zurich AG (Registered)(a)	46	9,239

Getlink SE	2,047	35,020

Qube Holdings Ltd.	10,166	21,982

SATS Ltd.*	4,600	8,500

Svitzer A/S*	46	1,549

Transurban Group	23,496	191,325
		358,259

Water Utilities – 0.2%

American Water Works Co., Inc.	1,056	129,170

Pennon Group plc	3,128	26,066

Severn Trent plc	1,776	54,861

United Utilities Group plc	4,576	59,848
		269,945

Wireless Telecommunication Services – 0.1%

Millicom International Cellular SA, SDR*	414	8,562

Tele2 AB, Class B	1,978	18,580

Vodafone Group plc	155,276	131,551
		158,693
Total Common Stocks (Cost $126,799,414)		169,685,177

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 0.3%(d)

REPURCHASE AGREEMENTS – 0.3%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $490,225, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $496,223 (Cost $490,153)	$490,153	$490,153
Total Investments – 99.0% (Cost $127,289,567)		170,175,330

Other assets less liabilities – 1.0%		1,701,238
Net Assets – 100.0%		$171,876,568

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $9,204,618, collateralized in the form of cash with a value of $490,153 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,545,116 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 7, 2024 – February 15, 2054 and $700,885 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $9,736,154.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $490,153.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,828,435
Aggregate gross unrealized depreciation	(3,228,852)
Net unrealized appreciation	$42,599,583
Federal income tax cost	$127,538,714

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
EURO STOXX 50 Index	6	06/21/2024	EUR	$314,167	$(2,830)
MSCI EAFE E-Mini Index	7	06/21/2024	USD	793,625	(24,803)
S&P 500 E-Mini Index	4	06/21/2024	USD	1,013,400	(20,869)
					$(48,502)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	218,649	Morgan Stanley	EUR	200,000	06/20/2024	$4,355
USD	167,196	Morgan Stanley	JPY	25,000,000	06/20/2024	7,114
Net unrealized appreciation						$11,469

Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	3.9%
Austria	0.1
Belgium	0.3
Brazil	0.1
Canada	1.6
Chile	0.0	†
China	0.1
Colombia	0.0	†
Denmark	1.3
Faeroe Islands	0.0	†
Finland	0.5
France	5.1
Germany	2.9
Hong Kong	0.3
Ireland	0.1
Italy	1.2
Japan	7.8
Jordan	0.0	†
Luxembourg	0.0	†
Morocco	0.0	†
Netherlands	2.7
New Zealand	0.2
Norway	0.2
Poland	0.0	†
Portugal	0.1
Singapore	0.4
South Africa	0.1
Spain	1.1
Sweden	1.2
Switzerland	2.4
United Kingdom	5.2
United States	59.8
Other[1]	1.3
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	0.3
Others(1)	1.0
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Air Freight & Logistics – 0.1%

United Parcel Service, Inc., Class B	341	$50,291

Automobiles – 1.9%

Tesla, Inc.*	4,557	835,207

Banks – 2.9%

Bank of America Corp.	12,059	446,303

Citigroup, Inc.	8,060	494,320

Fifth Third Bancorp	3,348	122,068

JPMorgan Chase & Co.	1,178	225,870
		1,288,561

Beverages – 0.9%

Coca-Cola Europacific Partners plc	992	71,444

PepsiCo, Inc.	1,891	332,646
		404,090

Biotechnology – 2.5%

AbbVie, Inc.	682	110,921

Amgen, Inc.	1,643	450,083

Biogen, Inc.*	713	153,167

Regeneron Pharmaceuticals, Inc.*	434	386,546
		1,100,717

Broadline Retail – 4.2%

Amazon.com, Inc.*	9,579	1,676,325

eBay, Inc.	2,542	131,015

Etsy, Inc.*	558	38,318
		1,845,658

Building Products – 1.4%

Johnson Controls International plc	3,131	203,734

Owens Corning	434	73,003

Trane Technologies plc	1,116	354,152
		630,889

Capital Markets – 3.5%

BlackRock, Inc.	62	46,788

Moody’s Corp.	806	298,486

Morgan Stanley	5,084	461,831

MSCI, Inc.	403	187,713

Investments	Shares	Value

Capital Markets – (continued)

Nasdaq, Inc.	1,705	$102,044

S&P Global, Inc.	1,085	451,175
		1,548,037

Chemicals – 1.3%

Ecolab, Inc.	1,271	287,437

Sherwin-Williams Co. (The)(a)	992	297,213
		584,650

Commercial Services & Supplies – 0.7%

Cintas Corp.	434	285,720

Communications Equipment – 0.2%

Cisco Systems, Inc.	2,108	99,034

Consumer Finance – 0.1%

American Express Co.	279	65,294

Consumer Staples Distribution & Retail – 2.3%

Kroger Co. (The)	3,348	185,412

Sysco Corp.	2,511	186,617

Target Corp.	2,263	364,298

Walgreens Boots Alliance, Inc.	3,441	61,009

Walmart, Inc.	3,379	200,544
		997,880

Containers & Packaging – 0.2%

Avery Dennison Corp.	403	87,564

Diversified Telecommunication Services – 1.1%

Verizon Communications, Inc.	12,245	483,555

Electric Utilities – 1.3%

Eversource Energy	1,674	101,478

Exelon Corp.	4,805	180,572

NextEra Energy, Inc.	1,643	110,032

PG&E Corp.	11,501	196,782
		588,864

Energy Equipment & Services – 0.7%

Baker Hughes Co.	3,131	102,133

Schlumberger NV(a)	4,309	204,592
		306,725

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 0.8%

Walt Disney Co. (The)	3,100	$344,410

Financial Services – 4.7%

Berkshire Hathaway, Inc., Class B*	713	282,868

Mastercard, Inc., Class A	1,519	685,373

PayPal Holdings, Inc.*	5,239	355,833

Visa, Inc., Class A(a)	2,759	741,095
		2,065,169

Food Products – 0.1%

Mondelez International, Inc., Class A	527	37,912

Ground Transportation – 2.4%

CSX Corp.	9,827	326,453

Norfolk Southern Corp.	1,116	257,037

Union Pacific Corp.	1,922	455,822
		1,039,312

Health Care Equipment & Supplies – 2.1%

Abbott Laboratories	186	19,710

Boston Scientific Corp.*	6,448	463,418

Medtronic plc	5,146	412,915

Solventum Corp.*	69	4,486
		900,529

Health Care Providers & Services – 2.8%

Cencora, Inc.	775	185,264

Cigna Group (The)	1,240	442,730

CVS Health Corp.	1,581	107,049

Elevance Health, Inc.	868	458,807

UnitedHealth Group, Inc.	93	44,984
		1,238,834

Hotel & Resort REITs – 0.2%

Host Hotels & Resorts, Inc., REIT	3,534	66,687

Hotels, Restaurants & Leisure – 1.4%

Airbnb, Inc., Class A*	93	14,747

Booking Holdings, Inc.	62	214,026

Caesars Entertainment, Inc.*	992	35,533

Las Vegas Sands Corp.	1,674	74,259

McDonald’s Corp.	744	203,142

MGM Resorts International*	1,426	56,241
		597,948

Investments	Shares	Value

Household Products – 2.0%

Church & Dwight Co., Inc.	744	$80,270

Clorox Co. (The)	620	91,680

Colgate-Palmolive Co.	3,875	356,190

Procter & Gamble Co. (The)	2,046	333,907
		862,047

Industrial Conglomerates – 0.1%

3M Co.	279	26,926

Industrial REITs – 0.8%

Prologis, Inc., REIT	3,348	341,663

Insurance – 2.0%

Aflac, Inc.	2,821	235,977

Chubb Ltd.	992	246,651

Hartford Financial Services Group, Inc. (The)	1,519	147,176

MetLife, Inc.	3,193	226,958
		856,762

Interactive Media & Services – 7.3%

Alphabet, Inc., Class A*	8,060	1,312,007

Alphabet, Inc., Class C*	7,347	1,209,610

Meta Platforms, Inc., Class A	1,519	653,428
		3,175,045

IT Services – 2.0%

Accenture plc, Class A	1,147	345,144

Akamai Technologies, Inc.*	744	75,092

International Business Machines Corp.	2,666	443,089
		863,325

Life Sciences Tools & Services – 0.5%

Illumina, Inc.*	775	95,364

Mettler-Toledo International, Inc.*	93	114,362
		209,726

Machinery – 2.4%

CNH Industrial NV*	4,712	53,717

Cummins, Inc.	682	192,658

Deere & Co.	1,116	436,813

Otis Worldwide Corp.	124	11,309

Stanley Black & Decker, Inc.	713	65,168

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Westinghouse Air Brake Technologies Corp.	899	$144,811

Xylem, Inc.	1,178	153,965
		1,058,441

Media – 0.4%

Comcast Corp., Class A	3,565	135,862

Interpublic Group of Cos., Inc. (The)(a)	1,891	57,562
		193,424

Metals & Mining – 0.5%

Newmont Corp.	5,580	226,771

Multi-Utilities – 0.5%

Consolidated Edison, Inc.	1,674	158,025

Sempra	682	48,852
		206,877

Office REITs – 0.1%

Boston Properties, Inc., REIT	713	44,128

Oil, Gas & Consumable Fuels – 2.9%

Cheniere Energy, Inc.	992	156,557

EQT Corp.	1,736	69,596

Marathon Petroleum Corp.(a)	1,953	354,899

ONEOK, Inc.	1,550	122,636

Pioneer Natural Resources Co.	217	58,443

Valero Energy Corp.	1,674	267,622

Williams Cos., Inc. (The)	5,983	229,508
		1,259,261

Personal Care Products – 0.4%

Estee Lauder Cos., Inc. (The), Class A	1,116	163,728

Kenvue, Inc.	806	15,169
		178,897

Pharmaceuticals – 4.5%

Bristol-Myers Squibb Co.	651	28,605

Eli Lilly & Co.	217	169,499

Johnson & Johnson	4,619	667,861

Merck & Co., Inc.	5,053	652,949

Pfizer, Inc.	17,484	447,940
		1,966,854

Investments	Shares	Value

Professional Services – 1.4%

Automatic Data Processing, Inc.	1,705	$412,422

Broadridge Financial Solutions, Inc.	31	5,996

Paychex, Inc.	1,612	191,522
		609,940

Semiconductors & Semiconductor Equipment – 9.2%

Applied Materials, Inc.	2,604	517,284

Broadcom, Inc.	155	201,542

Enphase Energy, Inc.*	651	70,803

First Solar, Inc.*	496	87,445

Intel Corp.	11,625	354,214

NVIDIA Corp.	2,883	2,490,970

QUALCOMM, Inc.	1,829	303,339

SolarEdge Technologies, Inc.*	248	14,545
		4,040,142

Software – 10.7%

Adobe, Inc.*	992	459,127

Autodesk, Inc.*	558	118,770

Microsoft Corp.	7,719	3,005,238

Salesforce, Inc.	2,108	566,926

ServiceNow, Inc.*	434	300,905

Workday, Inc., Class A*	1,023	250,359
		4,701,325

Specialized REITs – 0.9%

Equinix, Inc., REIT	465	330,666

Weyerhaeuser Co., REIT	1,984	59,857
		390,523

Specialty Retail – 2.1%

Home Depot, Inc. (The)	620	207,217

Lowe’s Cos., Inc.	682	155,489

TJX Cos., Inc. (The)	4,433	417,101

Tractor Supply Co.	527	143,913
		923,720

Technology Hardware, Storage & Peripherals – 7.2%

Apple, Inc.	16,213	2,761,560

Dell Technologies, Inc., Class C	1,271	158,418

Hewlett Packard Enterprise Co.	6,262	106,454

HP, Inc.	4,278	120,169
		3,146,601

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – 0.9%

NIKE, Inc., Class B	4,278	$394,688

Wireless Telecommunication Services – 0.2%

T-Mobile US, Inc.	465	76,339
Total Common Stocks (Cost $37,514,780)		43,246,962
	Principal Amount

SHORT-TERM INVESTMENTS – 0.0%(b) (c) (d)

U.S. TREASURY OBLIGATIONS – 0.0%

U.S. Treasury Bills 5.27%, 10/3/2024 (Cost $24,446)	$25,000	24,442
Total Investments – 98.8% (Cost $37,539,226)		43,271,404

Other assets less liabilities – 1.2%		507,346
Net Assets – 100.0%		$43,778,750

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $1,617,736, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from May 9, 2024 – February 15, 2054; a total value of $1,713,360.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown was the current yield as of April 30, 2024.

(d)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,266,613
Aggregate gross unrealized depreciation	(1,548,455)
Net unrealized appreciation	$5,718,158
Federal income tax cost	$37,540,106

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 Micro E-Mini Index	20	06/21/2024	USD	$506,700	$(13,140)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.8%
Short-Term Investments	0.0 †
Others(1)	1.2
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Air Freight & Logistics – 0.8%

Deutsche Post AG	9,480	$397,959

Automobile Components – 0.7%

Bridgestone Corp.	8,000	354,793

Automobiles – 2.1%

Honda Motor Co. Ltd.	2,600	29,938

Mercedes-Benz Group AG	4,760	361,059

Nissan Motor Co. Ltd.	30,000	110,895

Porsche Automobil Holding SE (Preference)	2,020	103,523

Toyota Motor Corp.	14,000	323,655

Yamaha Motor Co. Ltd.	12,000	112,554
		1,041,624

Banks – 12.5%

ABN AMRO Bank NV, CVA(a) (b)	6,420	103,587

Banco Santander SA(a)	46,240	226,099

Bank of Montreal	800	71,606

Bank of Nova Scotia (The)	5,837	268,344

Barclays plc	35,400	89,849

BNP Paribas SA	3,960	286,276

Commonwealth Bank of Australia	9,140	679,802

Credit Agricole SA	4,060	63,164

Danske Bank A/S	9,080	262,949

DBS Group Holdings Ltd.	2,200	56,301

HSBC Holdings plc	59,780	520,681

ING Groep NV	36,180	574,943

Mitsubishi UFJ Financial Group, Inc.	48,000	481,784

Mizuho Financial Group, Inc.	4,000	77,578

National Australia Bank Ltd.	12,160	266,888

National Bank of Canada	2,060	165,748

NatWest Group plc	22,080	83,910

Royal Bank of Canada(a)	6,280	608,824

Societe Generale SA	5,120	138,999

Standard Chartered plc	9,240	79,809

Toronto-Dominion Bank (The)	10,960	651,529

Westpac Banking Corp.	18,980	319,948
		6,078,618

Investments	Shares	Value

Beverages – 1.9%

Asahi Group Holdings Ltd.	2,500	$85,867

Coca-Cola HBC AG	1,960	63,564

Diageo plc	15,760	547,714

Kirin Holdings Co. Ltd.	10,000	146,189

Pernod Ricard SA	640	97,174
		940,508

Biotechnology – 0.9%

CSL Ltd.	2,180	391,777

Grifols SA* (a)	4,060	37,533
		429,310

Broadline Retail – 1.1%

Canadian Tire Corp. Ltd., Class A	700	67,761

Dollarama, Inc.	2,160	180,554

Next plc	1,660	187,237

Rakuten Group, Inc.*	20,000	97,036
		532,588

Building Products – 1.2%

Cie de Saint-Gobain SA	3,240	258,650

Geberit AG (Registered)	280	150,693

Kingspan Group plc	2,020	181,106
		590,449

Capital Markets – 2.5%

Amundi SA(b)	840	59,055

Daiwa Securities Group, Inc.	14,000	103,377

Deutsche Boerse AG	240	46,487

EQT AB	4,680	128,897

London Stock Exchange Group plc	200	22,153

Macquarie Group Ltd.	1,400	170,427

Nomura Holdings, Inc.	38,000	217,329

Schroders plc	10,720	47,357

UBS Group AG (Registered)	15,740	416,518
		1,211,600

Chemicals – 3.0%

Akzo Nobel NV	2,240	148,833

Covestro AG* (b)	2,580	129,602

Croda International plc	1,860	107,367

Givaudan SA (Registered)	85	365,709

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Nippon Paint Holdings Co. Ltd.	8,000	$51,625

Nitto Denko Corp.	2,000	166,111

Sika AG (Registered)	1,040	298,568

Symrise AG, Class A	1,800	193,812

Wacker Chemie AG	80	8,605
		1,470,232

Commercial Services & Supplies – 0.6%

Brambles Ltd.	3,120	29,620

Dai Nippon Printing Co. Ltd.	2,700	79,028

Rentokil Initial plc	7,920	40,372

Secom Co. Ltd.	1,700	118,616
		267,636

Communications Equipment – 0.1%

Nokia OYJ	16,180	59,020

Construction & Engineering – 0.4%

Taisei Corp.	2,000	73,358

WSP Global, Inc.	880	133,802
		207,160

Consumer Staples Distribution & Retail – 2.0%

Aeon Co. Ltd.	2,600	54,556

Carrefour SA	7,500	126,626

Jeronimo Martins SGPS SA	3,880	80,277

Loblaw Cos. Ltd.	880	96,695

Tesco plc	92,940	344,819

Woolworths Group Ltd.	13,880	287,514
		990,487

Containers & Packaging – 0.5%

SIG Group AG	3,680	73,829

Smurfit Kappa Group plc	3,460	151,202
		225,031

Diversified Consumer Services – 0.2%

Pearson plc	8,820	107,524

Diversified REITs – 0.2%

GPT Group (The), REIT	18,300	50,147

Land Securities Group plc, REIT	2,960	24,110
		74,257

Investments	Shares	Value

Diversified Telecommunication Services – 2.0%

BCE, Inc.	5,440	$178,704

Deutsche Telekom AG (Registered)	15,120	347,430

Nippon Telegraph & Telephone Corp.	100,000	108,538

Swisscom AG (Registered)	340	186,654

Telefonica SA	8,060	36,248

Telia Co. AB	5,760	13,256

TELUS Corp.	6,300	101,389
		972,219

Electric Utilities – 1.8%

Acciona SA	260	30,219

EDP – Energias de Portugal SA*	44,280	166,943

Iberdrola SA	27,100	333,522

Orsted A/S* (b)	2,400	132,707

Terna – Rete Elettrica Nazionale	18,320	147,385

Verbund AG	800	61,247
		872,023

Electrical Equipment – 2.6%

Legrand SA	260	26,928

Mitsubishi Electric Corp.	6,900	121,588

Schneider Electric SE	3,180	731,386

Vestas Wind Systems A/S*	13,400	361,926
		1,241,828

Electronic Equipment, Instruments & Components – 0.5%

Murata Manufacturing Co. Ltd.	10,000	184,507

Omron Corp.	2,200	76,332
		260,839

Energy Equipment & Services – 0.1%

Tenaris SA	3,940	66,036

Financial Services – 0.3%

Edenred SE	1,860	88,422

M&G plc	29,140	73,377
		161,799

Food Products – 1.8%

Ajinomoto Co., Inc.	1,300	48,534

Mowi ASA	460	8,139

Nestle SA (Registered)	7,920	796,188
		852,861

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – 0.3%

AltaGas Ltd.	1,780	$39,102

Hong Kong & China Gas Co. Ltd.	140,000	106,863
		145,965

Ground Transportation – 1.8%

Canadian National Railway Co.	3,560	432,973

Canadian Pacific Kansas City Ltd.	2,020	158,795

East Japan Railway Co.	12,000	220,608

MTR Corp. Ltd.	22,000	72,713
		885,089

Health Care Equipment & Supplies – 1.9%

Koninklijke Philips NV* (a)	10,000	269,986

Olympus Corp.	10,000	139,834

Siemens Healthineers AG(b)	3,700	206,119

Sonova Holding AG (Registered)	680	189,361

Sysmex Corp.	6,000	96,597
		901,897

Hotels, Restaurants & Leisure – 1.4%

Amadeus IT Group SA	6,020	384,668

Genting Singapore Ltd.	82,000	55,018

Oriental Land Co. Ltd.	2,000	55,438

Sands China Ltd.*	32,000	76,428

Whitbread plc	2,520	99,932
		671,484

Household Durables – 1.1%

Sekisui House Ltd.	5,300	122,123

Sony Group Corp.	4,900	407,438
		529,561

Household Products – 0.4%

Henkel AG & Co. KGaA (Preference)	2,220	176,748

Independent Power and Renewable Electricity Producers – 0.1%

Corp. ACCIONA Energias Renovables SA	600	12,228

EDP Renovaveis SA	3,780	52,017
		64,245

Investments	Shares	Value

Industrial Conglomerates – 2.3%

Hitachi Ltd.	6,800	$631,754

Siemens AG (Registered)	2,620	492,773
		1,124,527

Industrial REITs – 0.3%

Segro plc, REIT	15,500	164,583

Insurance – 6.3%

AIA Group Ltd.	32,000	236,485

Allianz SE (Registered)	2,360	672,746

ASR Nederland NV	920	46,205

Aviva plc	36,600	213,424

AXA SA	13,500	468,267

Japan Post Insurance Co. Ltd.	1,000	18,756

Legal & General Group plc	76,360	225,650

MS&AD Insurance Group Holdings, Inc.	15,900	287,608

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	320	141,038

NN Group NV	1,820	84,361

QBE Insurance Group Ltd.	15,020	172,925

Sompo Holdings, Inc.	1,800	35,688

Swiss Re AG	1,000	108,837

Tokio Marine Holdings, Inc.	500	15,858

Zurich Insurance Group AG	660	319,655
		3,047,503

Interactive Media & Services – 0.2%

LY Corp.	36,000	87,641

IT Services – 2.0%

Capgemini SE	1,720	363,960

CGI, Inc.*	1,740	176,666

Fujitsu Ltd.	24,000	371,442

Nomura Research Institute Ltd.	2,800	68,236
		980,304

Leisure Products – 0.3%

Shimano, Inc.	1,000	164,045

Machinery – 2.1%

Atlas Copco AB, Class A	8,640	153,854

Epiroc AB, Class A	4,820	90,815

GEA Group AG*	2,280	92,396

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

KION Group AG	980	$45,456

Komatsu Ltd.	6,000	181,298

Kone OYJ, Class B	2,180	106,758

MINEBEA MITSUMI, Inc.	4,000	75,786

SKF AB, Class B	4,600	96,393

Volvo AB, Class B	1,520	39,247

Weir Group plc (The)	780	20,022

Yaskawa Electric Corp.	2,400	100,353
		1,002,378

Media – 0.9%

Dentsu Group, Inc.	2,600	70,533

Publicis Groupe SA	2,400	266,500

WPP plc	12,120	122,653
		459,686

Metals & Mining – 2.9%

Anglo American plc	5,080	167,547

Barrick Gold Corp.	1,520	25,314

BlueScope Steel Ltd.	5,980	88,884

Fortescue Ltd.	14,540	245,952

Kinross Gold Corp.	16,140	104,322

Mineral Resources Ltd.	2,300	107,816

Norsk Hydro ASA	15,420	95,939

Northern Star Resources Ltd.	14,960	145,131

Rio Tinto Ltd.	200	16,947

Sumitomo Metal Mining Co. Ltd.	3,300	111,437

Wheaton Precious Metals Corp.	6,040	315,310
		1,424,599

Multi-Utilities – 0.1%

National Grid plc	4,680	61,413

Office REITs – 0.2%

Gecina SA, REIT	680	69,801

Oil, Gas & Consumable Fuels – 5.4%

Ampol Ltd.	3,440	82,225

Enbridge, Inc.	15,920	567,226

ENEOS Holdings, Inc.	38,000	176,495

Neste OYJ	5,380	122,760

Pembina Pipeline Corp.	5,460	192,512

Repsol SA	13,300	209,405

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Shell plc	23,720	$850,340

TotalEnergies SE	5,780	423,904

Woodside Energy Group Ltd.	1	17
		2,624,884

Paper & Forest Products – 0.3%

Mondi plc	5,400	102,709

West Fraser Timber Co. Ltd.(a)	820	62,933
		165,642

Personal Care Products – 2.4%

Haleon plc	62,540	265,860

Kao Corp.	6,000	248,785

L’Oreal SA	1,400	658,134
		1,172,779

Pharmaceuticals – 9.4%

AstraZeneca plc	4,940	746,110

Daiichi Sankyo Co. Ltd.	7,500	255,648

GSK plc	13,340	279,453

Novartis AG (Registered)	5,800	563,147

Novo Nordisk A/S, Class B	11,400	1,475,143

Ono Pharmaceutical Co. Ltd.	2,900	41,943

Roche Holding AG	940	226,096

Sanofi SA	5,360	533,458

Takeda Pharmaceutical Co. Ltd.	14,000	369,472

UCB SA	500	66,587
		4,557,057

Professional Services – 2.4%

Computershare Ltd.	3,020	53,399

Recruit Holdings Co. Ltd.	4,000	175,439

RELX plc	13,720	567,439

Wolters Kluwer NV	2,400	361,193
		1,157,470

Real Estate Management & Development – 0.5%

Daiwa House Industry Co. Ltd.	8,000	225,717

Retail REITs – 0.3%

CapitaLand Integrated Commercial Trust, REIT	62,000	89,107

Vicinity Ltd., REIT	54,420	68,025
		157,132

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – 3.0%

Advantest Corp.	5,600	$177,788

ASML Holding NV	1,200	1,068,437

Renesas Electronics Corp.	2,000	33,407

Tokyo Electron Ltd.	900	200,858
		1,480,490

Software – 2.3%

Open Text Corp.	3,540	125,254

SAP SE	4,840	878,226

Xero Ltd.*	1,580	125,251
		1,128,731

Specialty Retail – 1.5%

Fast Retailing Co. Ltd.	200	52,807

H & M Hennes & Mauritz AB, Class B	8,760	141,066

Industria de Diseno Textil SA(a)	11,420	523,234

JD Sports Fashion plc	11,300	16,357
		733,464

Technology Hardware, Storage & Peripherals – 0.8%

Canon, Inc.	11,200	304,617

Seiko Epson Corp.	4,000	66,190
		370,807

Textiles, Apparel & Luxury Goods – 1.9%

Burberry Group plc	4,280	61,658

Hermes International SCA	28	67,393

Kering SA	1,000	352,852

LVMH Moet Hennessy Louis Vuitton SE	520	430,574
		912,477

Trading Companies & Distributors – 1.3%

Bunzl plc	4,420	170,131

ITOCHU Corp.	9,400	426,260

Rexel SA	2,160	56,423
		652,814

Transportation Infrastructure – 0.9%

Getlink SE	4,680	80,065

Transurban Group	42,440	345,583
		425,648

Investments	Shares	Value

Water Utilities – 0.2%

Severn Trent plc	3,680	$113,677

Wireless Telecommunication Services – 0.9%

SoftBank Corp.	28,000	340,025

Vodafone Group plc	136,760	115,863
		455,888
Total Common Stocks (Cost $42,953,363)		47,702,547
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 1.7%(c)

REPURCHASE AGREEMENTS – 1.7%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $850,969, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $861,382 (Cost $850,843)	$850,843	850,843
Total Investments – 99.6% (Cost $43,804,206)		48,553,390

Other assets less liabilities – 0.4%		194,465
NET ASSETS – 100.0%		$48,747,855

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $1,752,858, collateralized in the form of cash with a value of $850,843 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $521,047 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 7, 2024 – August 15, 2053 and $553,480 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $1,925,370.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $850,843.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,803,353
Aggregate gross unrealized depreciation	(2,117,619)
Net unrealized appreciation	$4,685,734
Federal income tax cost	$43,852,251

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	9	06/21/2024	USD	$1,020,375	$(28,877)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	45,471	Citibank NA	AUD	69,070	06/20/2024	$553
USD	69,596	Morgan Stanley	CHF	60,857	06/20/2024	2,866
USD	69,537	Morgan Stanley	EUR	63,606	06/20/2024	1,385
USD	29,340	Citibank NA	GBP	23,011	06/20/2024	520
USD	20,127	Bank of New York Mellon (The)	HKD	157,028	06/20/2024	19
USD	2,365	Morgan Stanley	ILS	8,590	06/20/2024	59
USD	64,695	Citibank NA	JPY	9,496,090	06/20/2024	3,890
USD	45,551	Goldman Sachs & Co.	JPY	6,831,000	06/20/2024	1,810
USD	39,562	Morgan Stanley	NOK	419,000	06/20/2024	1,678
USD	22,012	Morgan Stanley	NZD	36,099	06/20/2024	651
USD	37,819	Citibank NA	SEK	390,201	06/20/2024	2,187
Total unrealized appreciation						$15,618
CAD	74,291	Bank of New York Mellon (The)	USD	55,056	06/20/2024	$(936)
DKK	134,239	Morgan Stanley	USD	19,696	06/20/2024	(401)
NOK	161,527	Citibank NA	USD	15,299	06/20/2024	(694)
SGD	6,689	BNP Paribas SA	USD	5,032	06/20/2024	(115)
Total unrealized depreciation						$(2,146)
Net unrealized appreciation						$13,472

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	7.2%
Austria	0.1
Belgium	0.1
Canada	9.7
Denmark	4.6
Finland	0.6
France	11.6
Germany	8.8
Hong Kong	1.0
Ireland	0.4
Italy	0.4
Japan	19.7
Netherlands	5.4
New Zealand	0.3
Norway	0.2
Portugal	0.6
Singapore	0.4
Spain	3.7
Sweden	1.4
Switzerland	7.6
United Kingdom	14.1
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Reinvestments	1.7
Others(1)	0.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.6%

Building Products – 0.5%

Simpson Manufacturing Co., Inc.(a)	97,836	$17,012,702

UFP Industries, Inc.	145,176	16,361,335
		33,374,037

Chemicals – 16.7%

CF Industries Holdings, Inc.(a)	1,227,684	96,950,205

Corteva, Inc.	4,860,240	263,084,791

FMC Corp.(a)	795,312	46,931,361

Hektas Ticaret TAS*	30,367,032	14,275,361

ICL Group Ltd.	7,972,056	37,634,162

K+S AG (Registered)	1,858,884	27,876,254

Mosaic Co. (The)	2,256,540	70,832,791

Nutrien Ltd.	5,298,924	279,978,814

PhosAgro PJSC‡	308,581	—

PI Industries Ltd.	915,240	40,083,039

Qinghai Salt Lake Industry Co. Ltd., Class A*	4,418,400	10,122,386

SABIC Agri-Nutrients Co.	2,603,700	80,389,394

Scotts Miracle-Gro Co. (The)(a)	284,040	19,468,102

Taiwan Fertilizer Co. Ltd.	8,274,230	16,618,593

UPL Ltd.	6,021,648	36,601,343

Yara International ASA	1,811,544	51,937,640

Zangge Mining Co. Ltd., Class A	1,262,400	5,027,635
		1,097,811,871

Food Products – 11.5%

Archer-Daniels-Midland Co.	3,632,556	213,085,735

Bakkafrost P/F	552,300	33,863,700

Bunge Global SA	1,038,324	105,659,850

Charoen Pokphand Foods PCL, NVDR	35,662,800	19,053,520

Charoen Pokphand Indonesia Tbk. PT	80,162,400	24,403,683

Kuala Lumpur Kepong Bhd.	6,312,000	30,604,438

Mowi ASA	4,920,204	87,059,862

Muyuan Foods Co. Ltd., Class A	4,418,408	26,614,784

New Hope Liuhe Co. Ltd., Class A*	3,787,200	4,665,031

Investments	Shares	Value

Food Products – (continued)

PPB Group Bhd.	7,890,000	$26,021,708

QL Resources Bhd.	12,624,000	16,981,892

Salmar ASA	757,440	47,980,582

Tyson Foods, Inc., Class A	1,909,380	115,803,897
		751,798,682

Metals & Mining – 30.5%

Agnico Eagle Mines Ltd.(a)	1,262,400	80,107,749

Anglo American plc(a)	3,402,168	112,209,050

Barrick Gold Corp.(a)	4,629,852	77,105,225

BHP Group Ltd.(a)	10,585,224	295,767,359

Boliden AB(a)	766,908	25,719,880

First Quantum Minerals Ltd.(a)	1,524,348	19,394,842

Fortescue Ltd.	4,532,016	76,661,623

Franco-Nevada Corp.(a)	523,896	63,194,705

Freeport-McMoRan, Inc.	3,168,624	158,241,083

Glencore plc	25,210,128	147,638,213

GMK Norilskiy Nickel PAO‡	5,847,273	—

Gold Fields Ltd.	2,199,732	36,285,275

Grupo Mexico SAB de CV, Series B	8,836,800	54,897,748

Hindalco Industries Ltd.	4,222,728	32,613,234

Kinross Gold Corp.	3,181,248	20,562,275

Mineral Resources Ltd.(a)	508,116	23,818,739

Newmont Corp.(a)	2,313,348	94,014,463

Norsk Hydro ASA	3,758,796	23,386,088

Northern Star Resources Ltd.	3,007,668	29,178,256

Pilbara Minerals Ltd.(a)	8,322,372	21,940,777

Rio Tinto plc	3,029,760	207,592,030

Royal Gold, Inc.(a)	135,708	16,302,602

Saudi Arabian Mining Co.*	3,455,820	46,623,071

South32 Ltd.	13,043,748	30,407,148

Southern Copper Corp.(a)	189,360	22,092,631

Sumitomo Metal Mining Co. Ltd.	736,200	24,860,463

Teck Resources Ltd., Class B	1,278,180	62,976,310

Vale SA	10,414,800	127,173,447

Wheaton Precious Metals Corp.(a)	1,215,060	63,430,581

Zijin Mining Group Co. Ltd., Class A	4,103,600	9,979,203
		2,004,174,070

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 31.5%

APA Corp.(a)	230,388	$7,243,399

BP plc	19,267,380	125,549,882

Cameco Corp.(a)	1,202,436	54,973,254

Canadian Natural Resources Ltd.(a)	1,221,372	92,741,949

Cenovus Energy, Inc.(a)	1,432,824	29,493,950

Chevron Corp.(a)	1,429,668	230,562,558

China Petroleum & Chemical Corp., Class H	27,472,000	16,579,021

ConocoPhillips	889,992	111,800,795

Coterra Energy, Inc.	555,456	15,197,276

Devon Energy Corp.	470,244	24,067,088

Diamondback Energy, Inc.	129,396	26,025,417

Eni SpA	2,404,872	38,920,853

EOG Resources, Inc.	429,216	56,712,310

EQT Corp.(a)	287,196	11,513,688

Equinor ASA	1,066,728	28,796,642

Exxon Mobil Corp.	2,887,740	341,533,010

Gazprom PJSC* ‡	15,937,700	—

Hess Corp.	214,608	33,798,614

Inpex Corp.	946,800	14,394,681

LUKOIL PJSC‡	483,340	—

Marathon Oil Corp.	438,684	11,778,665

Novatek PJSC‡	1,237,715	—

Occidental Petroleum Corp.(a)	498,648	32,980,579

PetroChina Co. Ltd., Class H	25,248,000	23,823,741

Petroleo Brasileiro SA (Preference)	5,365,200	43,496,306

Pioneer Natural Resources Co.	170,424	45,898,592

Repsol SA	1,388,640	21,863,729

Rosneft Oil Co. PJSC‡	2,926,433	—

Santos Ltd.	3,594,684	17,973,402

Saudi Arabian Oil Co.(b)	5,172,684	41,512,768

Shell plc	7,520,748	269,611,706

Suncor Energy, Inc.(a)	1,445,448	55,267,594

Tatneft PJSC‡	2,021,036	—

TotalEnergies SE	2,524,800	185,168,474

Tourmaline Oil Corp.(a)	369,252	18,082,960

Woodside Energy Group Ltd.	2,224,981	40,786,455
		2,068,149,358

Investments	Shares	Value

Paper & Forest Products – 3.1%

Canfor Corp.* (a)	173,580	$1,833,276

Dexco SA	1,262,400	1,760,945

Dongwha Enterprise Co. Ltd.*	19,074	776,981

Mondi plc(a)	1,486,476	28,273,009

Stella-Jones, Inc.(a)	167,268	9,737,668

Stora Enso OYJ, Class R(a)	2,032,464	27,273,812

Suzano SA	2,382,500	26,872,132

Svenska Cellulosa AB SCA, Class B(a)	2,035,620	30,054,230

UPM-Kymmene OYJ	1,846,260	64,987,817

West Fraser Timber Co. Ltd.(a)	179,892	13,806,320
		205,376,190

Semiconductors & Semiconductor Equipment – 0.2%

Tongwei Co. Ltd., Class A	3,787,206	11,348,805

Specialized REITs – 1.0%

PotlatchDeltic Corp., REIT(a)	176,736	7,071,207

Rayonier, Inc., REIT(a)	299,820	8,892,661

Weyerhaeuser Co., REIT	1,587,468	47,893,910
		63,857,778

Water Utilities – 4.6%

AlKhorayef Water & Power Technologies Co.*	53,652	3,333,044

American States Water Co.	135,708	9,613,555

American Water Works Co., Inc.	703,788	86,087,348

Beijing Enterprises Water Group Ltd.(a)	25,248,000	6,391,735

California Water Service Group(a)	205,140	10,076,477

Chengdu Xingrong Environment Co. Ltd., Class A	1,262,400	1,242,962

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,893,600	29,526,876

Cia de Saneamento de Minas Gerais Copasa MG	946,800	3,576,690

Cia De Sanena Do Parana*	1,262,400	6,266,820

Essential Utilities, Inc.(a)	915,240	33,479,479

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Grandblue Environment Co. Ltd., Class A	315,600	$802,347

Guangdong Investment Ltd.	15,735,941	8,249,036

Pennon Group plc	1,527,504	12,728,780

Severn Trent plc	1,442,292	44,553,180

United Utilities Group plc	3,758,796	49,160,191
		305,088,520
Total Common Stocks (Cost $5,940,965,593)		6,540,979,311
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 3.5%(c)

CERTIFICATES OF DEPOSIT – 0.7%

BNP Paribas, New York
(SOFR + 0.35%), 5.46%, 6/17/2024(d)	$2,000,000	2,000,543

Credit Agricole CIB, New York
(SOFR + 0.17%), 5.49%, 9/11/2024(d)	3,000,000	2,999,370

DZ Bank AG, New York
(SOFR + 0.35%), 5.67%, 5/3/2024(d)	5,000,000	5,000,000

MUFG Bank Ltd., London Branch 5.50%, 5/21/2024	4,000,000	4,000,000
5.51%, 9/23/2024	2,000,000	2,000,000

National Westminster Bank PLC 5.88%, 5/2/2024	4,000,000	4,000,000

Royal Bank of Canada, New York
(SOFR + 0.53%), 5.85%, 5/23/2024(d)	4,000,000	4,000,000

Sumitomo Mitsui Trust Bank Ltd., New York
(SOFR + 0.23%), 5.55%, 7/16/2024(d)	3,000,000	3,000,954

Svenska Handelsbanken, New York
(SOFR + 0.20%), 5.52%, 10/30/2024(d)	3,000,000	3,000,000

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

The Sumitomo Bank Ltd., New York
(SOFR + 0.23%), 5.55%, 7/11/2024(d)	$5,000,000	$5,001,635
(SOFR + 0.17%), 5.49%, 8/7/2024(d)	5,000,000	5,001,635

Toronto-Dominion Bank, New York
(US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(d)	4,000,000	4,003,984
Total Certificates of Deposit (Cost $44,000,543)		44,008,121

COMMERCIAL PAPER – 0.0%(e)

Bank of Montreal, Montreal
(SOFR + 0.35%), 5.67%, 5/9/2024(d) (Cost $3,000,000)	3,000,000	3,000,000

INVESTMENT COMPANIES – 0.0%(e)

RBC BlueBay U.S. Government Money Market Fund 5.30%, 5/1/2024 (Cost $1,000,000)	1,000,000	1,000,000

REPURCHASE AGREEMENTS – 2.8%

BofA Securities, Inc., 5.77%, dated 4/30/2024, due 7/31/2024, repurchase price $8,117,964, collateralized by various Common Stocks, U.S. Treasury Securities, ranging from 1.63% – 2.25%, maturing 11/15/2027 – 11/15/2050; total market value $8,538,155	8,000,000	8,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $1,841,903, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $1,864,439	$1,841,631	$1,841,631

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,736, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $5,094,226	5,000,000	5,000,000

MetLife, Inc., 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $75,011,063, collateralized by various U.S. Treasury Securities, 0.00%, maturing 8/15/2041 – 11/15/2050; total market value $75,402,445	75,000,000	75,000,000
NBC Global Finance Ltd., 5.47%, dated 4/30/2024, due 5/1/2024, repurchase price $17,002,583, collateralized by various Common Stocks; total market value $18,630,271	17,000,000	17,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)
Societe Generale, 5.44%, dated 4/30/2024, due 5/1/2024, repurchase price $17,002,569, collateralized by various Common Stocks; total market value $18,678,408	$17,000,000	$17,000,000

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $60,009,033, collateralized by various Common Stocks; total market value $65,041,516	60,000,000	60,000,000
Total Repurchase Agreements (Cost $183,841,631)		183,841,631
Total Securities Lending Reinvestments (Cost $231,842,174)		231,849,752
Total Investments – 103.1% (Cost $6,172,807,767)		6,772,829,063

Liabilities in excess of other assets – (3.1%)		(205,296,006)
NET ASSETS – 100.0%		$6,567,533,057

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $454,667,711, collateralized in the form of cash with a value of $231,842,335 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $193,483,967 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 7, 2024 – November 15, 2053 and $59,634,952 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $484,961,254.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $231,849,752.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2024.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

SOFR – Secured Overnight Financing Rate

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,138,126,804
Aggregate gross unrealized depreciation	(577,672,650)
Net unrealized appreciation	$560,454,154
Federal income tax cost	$6,212,243,472

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	54	06/21/2024	GBP	$5,516,460	$322,990
FTSE/JSE Top 40 Index	16	06/20/2024	ZAR	603,001	26,236
Hang Seng Index	13	05/30/2024	HKD	1,472,581	64,954
MSCI Emerging Markets E-Mini Index	11	06/21/2024	USD	573,100	(2,311)
Russell 2000 E-Mini Index	60	06/21/2024	USD	5,956,800	(312,263)
S&P/TSX 60 Index	57	06/20/2024	CAD	10,832,842	(123,825)
SPI 200 Index	8	06/20/2024	AUD	998,051	(5,039)
					$(29,258)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	3,100,000	JPMorgan Chase Bank NA	USD	3,859,348	06/20/2024	$23,342
INR*	38,000,000	Goldman Sachs & Co.	USD	453,726	06/20/2024	933
USD	2,249,242	Citibank NA	AUD	3,420,000	06/20/2024	25,143
USD	1,777,973	Goldman Sachs & Co.	BRL*	8,897,760	06/20/2024	69,351
USD	1,441,551	JPMorgan Chase Bank NA	CAD	1,950,000	06/20/2024	21,000
USD	5,897,652	JPMorgan Chase Bank NA	GBP	4,630,000	06/20/2024	98,666
USD	1,515,553	Bank of New York Mellon (The)	HKD	11,824,345	06/20/2024	1,440
USD	267,109	Toronto-Dominion Bank (The)	KRW*	350,052,156	06/20/2024	13,174
USD	2,667,632	JPMorgan Chase Bank NA	NOK	29,380,000	06/20/2024	11,215
USD	157,094	Citibank NA	SEK	1,620,827	06/20/2024	9,086
USD	37,594	Morgan Stanley	ZAR	710,000	06/20/2024	51
Total unrealized appreciation						$273,401
AUD	4,924,480	Citibank NA	USD	3,241,928	06/20/2024	$(39,435)
CAD	8,778,539	Bank of New York Mellon (The)	USD	6,505,682	06/20/2024	(110,625)
EUR	913,602	Morgan Stanley	USD	998,791	06/20/2024	(19,891)
GBP	690,000	Barclays Bank plc	USD	865,155	06/20/2024	(943)
GBP	3,056,860	Citibank NA	USD	3,897,691	06/20/2024	(69,032)
INR*	22,105,711	JPMorgan Chase Bank NA	USD	266,017	06/20/2024	(1,528)
JPY	9,759,416	Citibank NA	USD	66,489	06/20/2024	(3,997)
NOK	27,151,048	Citibank NA	USD	2,571,606	06/20/2024	(116,721)
USD	1,224,572	JPMorgan Chase Bank NA	AUD	1,900,000	06/20/2024	(11,038)
USD	1,964,629	JPMorgan Chase Bank NA	CAD	2,700,000	06/20/2024	(2,287)
USD	482,080	Citibank NA	EUR	450,000	06/20/2024	(83)
Total unrealized depreciation						$(375,580)
Net unrealized depreciation						$(102,179)

*	Non-deliverable forward.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	13.6%
Austria	0.4
Brazil	3.6
Canada	14.1
China	1.9
Faeroe Islands	0.5
Finland	1.4
France	2.8
Germany	0.4
Hong Kong	0.3
India	1.7
Indonesia	0.4
Israel	0.6
Italy	0.6
Japan	0.6
Malaysia	1.1
Mexico	0.8
Norway	3.7
Saudi Arabia	2.6
South Africa	2.3
South Korea	0.0 †
Spain	0.3
Sweden	0.9
Taiwan	0.3
Thailand	0.3
Turkey	0.2
United Kingdom	7.6
United States	36.3
Zambia	0.3
Other[1]	0.4
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	3.5
Others(1)	(3.1)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Air Freight & Logistics – 2.3%

Deutsche Post AG	1,108,386	$46,528,665

International Distributions Services plc*	790,632	2,678,912

Oesterreichische Post AG	35,862	1,146,529

PostNL NV(a)	271,884	367,751
		50,721,857

Chemicals – 0.0%(b)

PureCycle Technologies, Inc.* (a)	58,380	272,635

Commercial Services & Supplies – 6.2%

Ambipar Participacoes e Empreendimentos SA	83,400	160,908

Befesa SA(a) (c)	40,866	1,179,791

Casella Waste Systems, Inc., Class A* (a)	22,518	2,035,627

China Everbright Environment Group Ltd.	4,170,000	1,700,800

Clean Harbors, Inc.*	19,182	3,634,030

Cleanaway Co. Ltd.	112,000	665,561

Cleanaway Waste Management Ltd.	2,687,148	4,711,229

CoreCivic, Inc.*	47,538	708,316

Daiei Kankyo Co. Ltd.	38,300	644,722

Daiseki Co. Ltd.	63,460	1,211,815

GEO Group, Inc. (The)* (a)	50,874	755,988

GFL Environmental, Inc.(a)	381,138	12,158,302

Li-Cycle Holdings Corp.* (a)	105,084	68,841

Renewi plc* (a)	82,566	582,058

Republic Services, Inc., Class A	80,064	15,348,269

Stericycle, Inc.* (a)	35,862	1,604,107

TRE Holdings Corp.	83,400	673,602

Veralto Corp.	90,072	8,437,945

Waste Connections, Inc.(a)	296,904	48,235,959

Waste Management, Inc.	143,448	29,840,053
		134,357,923

Diversified Telecommunication Services – 14.4%

AT&T, Inc.	2,799,738	47,287,575

BCE, Inc.(a)	713,904	23,503,205

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

BT Group plc(a)	4,988,988	$6,409,382

Cellnex Telecom SA(c)	374,466	12,432,351

China Tower Corp. Ltd., Class H(a) (c)	33,360,000	3,924,104

Cogent Communications Holdings, Inc.(a)	18,348	1,177,575

Deutsche Telekom AG (Registered)	2,701,326	62,071,562

Frontier Communications Parent, Inc.* (a)	95,076	2,200,059

HKT Trust & HKT Ltd.	2,796,000	3,095,862

Indus Towers Ltd.*	1,081,698	4,599,757

Infrastrutture Wireless Italiane SpA(a) (c)	269,382	2,903,410

Iridium Communications, Inc.	46,704	1,438,016

KINX, Inc.	2,502	167,814

Koninklijke KPN NV	3,074,124	11,202,120

Liberty Global Ltd., Class A*	76,728	1,219,592

Liberty Global Ltd., Class C* (a)	69,222	1,133,164

Nippon Telegraph & Telephone Corp.	42,867,600	46,527,411

Quebecor, Inc., Class B	115,092	2,386,702

Spark New Zealand Ltd.	1,378,602	3,891,307

Swisscom AG (Registered)	20,016	10,988,449

Verizon Communications, Inc.	1,646,316	65,013,019
		313,572,436

Electric Utilities – 14.1%

American Electric Power Co., Inc.(a)	205,164	17,650,259

Constellation Energy Corp.	125,100	23,261,094

Duke Energy Corp.	301,074	29,583,531

Edison International	150,120	10,667,527

Enel SpA	6,068,184	40,104,836

Exelon Corp.	390,312	14,667,925

Iberdrola SA	4,575,324	56,308,822

NextEra Energy, Inc.	803,142	53,786,420

PG&E Corp.	1,021,650	17,480,432

Southern Co. (The)	427,008	31,385,088

Xcel Energy, Inc.	216,840	11,650,813
		306,546,747

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.1%

Secure Energy Services, Inc.	231,018	$1,960,672

Gas Utilities – 0.9%

AltaGas Ltd.	230,184	5,056,559

APA Group	888,210	4,798,636

Enagas SA(a)	176,808	2,601,355

Snam SpA	1,626,300	7,480,839
		19,937,389

Ground Transportation – 16.9%

Aurizon Holdings Ltd.	2,059,146	5,121,118

Canadian National Railway Co.(a)	673,872	81,957,472

Canadian Pacific Kansas City Ltd.	1,072,524	84,293,549

Central Japan Railway Co.	1,183,800	27,209,383

CSX Corp.	773,118	25,682,980

East Japan Railway Co.	1,302,800	23,950,691

Keisei Electric Railway Co. Ltd.	203,400	7,616,917

Kyushu Railway Co.	190,100	4,093,978

MTR Corp. Ltd.(a)	1,773,500	5,861,629

Norfolk Southern Corp.	88,404	20,361,209

Odakyu Electric Railway Co. Ltd.	417,000	4,703,555

Rumo SA*	1,501,200	5,839,014

Tobu Railway Co. Ltd.	250,200	4,984,444

Union Pacific Corp.	238,524	56,568,352

West Japan Railway Co.	559,200	10,639,245
		368,883,536

Health Care Providers & Services – 3.4%

Acadia Healthcare Co., Inc.*	36,696	2,713,303

Bangkok Chain Hospital PCL, NVDR	1,751,400	949,896

Bangkok Dusit Medical Services PCL, NVDR	15,012,000	11,747,113

Bumrungrad Hospital PCL, NVDR	750,600	4,962,143

Encompass Health Corp.	39,198	3,268,329

HCA Healthcare, Inc.	76,728	23,771,869

IHH Healthcare Bhd.	2,668,800	3,539,760

Investments	Shares	Value

Health Care Providers & Services – (continued)

Life Healthcare Group Holdings Ltd.	1,127,568	$644,131

Mitra Keluarga Karyasehat Tbk. PT(c)	6,171,600	1,100,716

Ramsay Health Care Ltd.(a)	212,670	7,215,582

Rede D’Or Sao Luiz SA(c)	1,000,800	5,020,316

Select Medical Holdings Corp.(a)	44,202	1,254,011

Tenet Healthcare Corp.*	39,198	4,401,543

Universal Health Services, Inc., Class B	21,684	3,695,604
		74,284,316

Independent Power and Renewable Electricity Producers – 0.8%

RWE AG	526,254	18,360,806

IT Services – 0.3%

Fastly, Inc., Class A* (a)	47,538	601,356

NEXTDC Ltd.*	468,015	5,072,183
		5,673,539

Media – 3.3%

Charter Communications, Inc., Class A* (a)	39,198	10,032,336

Comcast Corp., Class A	1,552,074	59,149,540

Liberty Broadband Corp., Class C*	47,538	2,364,065

Sirius XM Holdings, Inc.(a)	381,972	1,122,998
		72,668,939

Multi-Utilities – 8.3%

Consolidated Edison, Inc.	135,108	12,754,195

Dominion Energy, Inc.(a)	327,762	16,709,307

E.ON SE	1,593,774	21,131,372

Engie SA*	1,455,330	25,317,936

National Grid plc	2,909,826	38,184,285

Public Service Enterprise Group, Inc.	194,322	13,423,764

Sempra(a)	246,864	17,682,868

Veolia Environnement SA	788,964	24,624,677

WEC Energy Group, Inc.	124,266	10,269,342
		180,097,746

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 8.8%

Antero Midstream Corp.	139,278	$1,927,607

DT Midstream, Inc.(a)	38,364	2,386,241

Enbridge, Inc.	1,659,660	59,133,353

Equitrans Midstream Corp.	159,294	2,155,248

Hess Midstream LP, Class A	26,688	910,061

Keyera Corp.(a)	173,472	4,459,752

Kinder Morgan, Inc.(a)	771,450	14,102,106

Koninklijke Vopak NV	50,874	2,030,097

New Fortress Energy, Inc.(a)	43,368	1,136,242

ONEOK, Inc.	226,848	17,948,214

Pembina Pipeline Corp.	432,846	15,261,535

Santos Ltd.	2,564,550	12,822,737

Targa Resources Corp.	86,736	9,893,108

TC Energy Corp.(a)	809,814	29,071,606

Transneft PJSC (Preference)‡	147,300	–

Williams Cos., Inc. (The)	474,546	18,203,585
		191,441,492

Specialized REITs – 4.6%

American Tower Corp., REIT(a)	182,646	31,334,748

Crown Castle, Inc., REIT	170,136	15,955,354

Digital Core REIT Management Pte. Ltd., REIT	750,600	457,866

Digital Realty Trust, Inc., REIT(a)	115,926	16,088,210

Equinix, Inc., REIT	36,696	26,094,893

Keppel DC REIT, REIT	1,084,200	1,359,473

SBA Communications Corp., Class A, REIT(a)	41,700	7,761,204

Uniti Group, Inc., REIT(a)	95,076	546,687
		99,598,435

Specialty Retail – 0.0%

GCI Liberty, Inc.* ‡	36,294	—

Transportation Infrastructure – 6.9%

Adani Ports & Special Economic Zone Ltd.	1,085,034	17,229,460

Aena SME SA(a) (c)	85,068	15,608,558

Aeroports de Paris SA	25,854	3,303,505

Investments	Shares	Value

Transportation Infrastructure – (continued)

Airports of Thailand PCL, NVDR	4,920,600	$8,663,496

Atlas Arteria Ltd.	1,647,984	5,553,915

Auckland International Airport Ltd.	1,533,721	7,124,498

Bangkok Expressway & Metro PCL, NVDR	9,090,600	2,035,941

CCR SA	1,251,000	2,975,985

China Merchants Port Holdings Co. Ltd.	1,668,000	2,209,441

COSCO SHIPPING Ports Ltd.	1,668,000	1,027,945

Flughafen Zurich AG (Registered)	22,518	4,522,505

Gemadept Corp.	333,600	1,108,271

Getlink SE	372,798	6,377,828

Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	475,380	8,705,465

Grupo Aeroportuario del Sureste SAB de CV, Class B	195,990	6,768,807

International Container Terminal Services, Inc.	2,059,980	11,803,204

Japan Airport Terminal Co. Ltd.	106,800	3,787,696

Jiangsu Expressway Co. Ltd., Class H	1,668,000	1,642,152

Promotora y Operadora de Infraestructura SAB de CV	225,180	2,274,333

Qube Holdings Ltd.	2,130,036	4,605,852

Santos Brasil Participacoes SA	583,800	1,529,587

Transurban Group	3,536,994	28,801,208

Westports Holdings Bhd.	1,084,200	888,260

Zhejiang Expressway Co. Ltd., Class H	1,668,000	1,094,057
		149,641,969

Water Utilities – 2.3%

Aguas Andinas SA, Class A	3,568,686	1,022,717

American States Water Co.	13,344	945,289

American Water Works Co., Inc.	77,562	9,487,384

Beijing Enterprises Water Group Ltd.(a)	5,004,000	1,266,803

California Water Service Group(a)	21,684	1,065,118

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	395,300	$6,163,907

Cia de Saneamento de Minas Gerais Copasa MG	250,200	945,171

Cia De Sanena Do Parana (Preference)*	1,000,800	994,409

Essential Utilities, Inc.(a)	103,416	3,782,957

Guangdong Investment Ltd.	3,336,000	1,748,785

Middlesex Water Co.	5,838	296,103

Pennon Group plc	339,438	2,828,557

Ranhill Utilities Bhd.	917,400	215,294

Severn Trent plc	306,912	9,480,678

SJW Group(a)	13,344	726,581

United Utilities Group plc	783,960	10,253,183
		51,222,936

Wireless Telecommunication Services – 5.8%

KDDI Corp.	1,167,600	32,646,649

SoftBank Corp.	2,251,800	27,345,279

SoftBank Group Corp.	813,500	40,916,675

T-Mobile US, Inc.(a)	160,128	26,288,214
		127,196,817
Total Common Stocks (Cost $2,113,731,102)		2,166,440,190
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 1.5%(d)

REPURCHASE AGREEMENTS – 1.5%

BofA Securities, Inc., 5.77%, dated 4/30/2024, due 7/31/2024, repurchase price $2,029,491, collateralized by various Common Stocks, U.S. Treasury Securities, ranging from 1.63% – 2.25%, maturing 11/15/2027 – 11/15/2050; total market value $2,134,539	$2,000,000	2,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $13,096,319, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $13,256,556	$13,094,387	$13,094,387

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $10,001,472, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $10,188,453	10,000,000	10,000,000

NBC Global Finance Ltd., 5.47%, dated 4/30/2024, due 5/1/2024, repurchase price $3,000,456, collateralized by various Common Stocks; total market value $3,287,695	3,000,000	3,000,000

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,753, collateralized by various Common Stocks; total market value $5,420,126	5,000,000	5,000,000
		33,094,387
Total Securities Lending Reinvestments (Cost $33,094,387)		33,094,387
Total Investments – 100.9% (Cost $2,146,825,489)		2,199,534,577

Liabilities in excess of other assets – (0.9%)		(19,483,125)
NET ASSETS – 100.0%		2,180,051,452

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $158,923,673, collateralized in the form of cash with a value of $33,094,387 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $120,738,300 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from May 9, 2024 – February 15, 2054 and $13,753,990 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $167,586,677.

(b)	Represents less than 0.05% of net assets.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $33,094,387.

Percentages	shown are based on Net Assets.
Abbreviations

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,740,852
Aggregate gross unrealized depreciation	(210,808,931)
Net unrealized appreciation	$41,931,921
Federal income tax cost	$2,157,699,629

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	32	06/21/2024	GBP	$3,269,013	$178,071
S&P 500 E-Mini Index	13	06/21/2024	USD	3,293,550	(77,309)
S&P/TSX 60 Index	26	06/20/2024	CAD	4,941,296	(60,372)
SPI 200 Index	11	06/20/2024	AUD	1,372,320	(7,793)
TOPIX Index	8	06/13/2024	JPY	1,396,499	21,627
					$54,224

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	688,534	Citibank NA	GBP	540,000	06/20/2024	$12,194
USD	508,238	Citibank NA	JPY	74,600,000	06/20/2024	30,555
Net unrealized appreciation						$42,749

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	3.6%
Austria	0.1
Brazil	1.1
Canada	14.7
Chile	0.1
China	0.7
France	2.7
Germany	6.8
Hong Kong	0.4
India	1.0
Indonesia	0.1
Italy	2.3
Japan	10.9
Malaysia	0.2
Mexico	0.8
Netherlands	0.6
New Zealand	0.5
Philippines	0.5
Singapore	0.1
South Africa	0.0	†
South Korea	0.0	†
Spain	4.0
Switzerland	0.7
Taiwan	0.0	†
Thailand	1.3
United Kingdom	3.3
United States	42.8
Vietnam	0.1
Other[1]	0.6
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	1.5
Others(1)	(0.9)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.7%

Diversified REITs – 5.3%

Broadstone Net Lease, Inc., REIT	85,500	$1,244,880

Charter Hall Group, REIT(a)	215,688	1,679,283

Covivio SA, REIT	22,230	1,113,835

Empire State Realty Trust, Inc., Class A, REIT	79,800	726,180

Essential Properties Realty Trust, Inc., REIT(a)	71,820	1,891,739

GPT Group (The), REIT(a)	875,748	2,399,775

Merlin Properties Socimi SA, REIT	151,962	1,723,970

Mori Trust Reit, Inc., REIT	1,482	689,368

NIPPON REIT Investment Corp., REIT(a)	342	774,778

Stockland, REIT	1,101,582	3,183,140

Tokyu REIT, Inc., REIT	570	588,600
		16,015,548

Health Care REITs – 1.0%

National Health Investors, Inc., REIT	19,722	1,243,669

Welltower, Inc., REIT	19,950	1,900,836
		3,144,505

Hotel & Resort REITs – 4.6%

Apple Hospitality REIT, Inc., REIT	99,066	1,462,214

CDL Hospitality Trusts, REIT	980,400	700,928

Covivio Hotels SACA, REIT	5,700	91,116

DiamondRock Hospitality Co., REIT(a)	98,268	874,585

Far East Hospitality Trust, REIT	1,425,000	642,622

Host Hotels & Resorts, Inc., REIT	325,128	6,135,165

Park Hotels & Resorts, Inc., REIT	97,470	1,572,191

Pebblebrook Hotel Trust, REIT(a)	56,316	818,272

RLJ Lodging Trust, REIT	73,986	813,846

Sunstone Hotel Investors, Inc., REIT	89,376	911,635
		14,022,574

Household Durables – 0.3%

Iida Group Holdings Co. Ltd.	68,400	877,358

Investments	Shares	Value

Industrial REITs – 9.3%

AIMS APAC REIT, REIT	741,000	$684,627

CapitaLand Ascendas REIT, REIT	1,630,200	3,107,989

Dream Industrial REIT, REIT(a)	82,194	742,459

EastGroup Properties, Inc., REIT	19,152	2,975,455

First Industrial Realty Trust, Inc., REIT	60,648	2,754,632

Goodman Group, REIT	27,930	574,741

Innovative Industrial Properties, Inc., REIT	12,996	1,343,786

LXP Industrial Trust, REIT	130,188	1,087,070

Mapletree Logistics Trust, REIT	1,592,769	1,576,710

Montea NV, REIT	9,576	825,274

Prologis, Inc., REIT	97,584	9,958,447

STAG Industrial, Inc., REIT(a)	83,220	2,861,936
		28,493,126

Office REITs – 4.3%

Cousins Properties, Inc., REIT	70,224	1,610,938

Equity Commonwealth, REIT*	48,336	904,850

Gecina SA, REIT	12,768	1,310,610

Global One Real Estate Investment Corp., REIT(a)	1,026	700,234

Highwoods Properties, Inc., REIT(a)	48,792	1,278,350

Hudson Pacific Properties, Inc., REIT	103,740	601,692

Keppel REIT, REIT	1,265,400	816,537

Kilroy Realty Corp., REIT	51,300	1,733,940

Piedmont Office Realty Trust, Inc., Class A, REIT(a)	109,782	756,398

SL Green Realty Corp., REIT(a)	29,641	1,477,010

Vornado Realty Trust, REIT(a)	74,898	1,949,595
		13,140,154

Real Estate Management & Development – 17.8%

Aeon Mall Co. Ltd.(a)	60,300	691,075

Airport City Ltd.*	48,450	750,806

Anywhere Real Estate, Inc.*	96,558	469,272

Aroundtown SA* (a)	454,404	948,664

Atrium Ljungberg AB, Class B(a)	39,786	708,296

Bukit Sembawang Estates Ltd.	34,200	84,011

Capitaland India Trust	889,200	652,026

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

City Developments Ltd.	228,000	$1,028,194

CTP NV(b)	53,808	918,246

Daito Trust Construction Co. Ltd.	28,200	3,031,189

DigitalBridge Group, Inc.(a)	74,784	1,229,449

DREAM Unlimited Corp., Class A(a)	3,078	40,328

Fabege AB	104,766	814,197

Fastighets AB Balder, Class B* (a)	299,934	1,938,002

Grand City Properties SA*	75,468	843,254

Heiwa Real Estate Co. Ltd.	26,900	747,009

Hulic Co. Ltd.(a)	182,400	1,689,951

Ichigo, Inc.	285,000	771,518

Intershop Holding AG	896	120,554

IWG plc*	357,732	832,710

LEG Immobilien SE*	33,972	2,903,059

Lifestyle Communities Ltd.(a)	65,094	508,493

Mitsubishi Estate Co. Ltd.	353,400	6,530,596

Mitsui Fudosan Co. Ltd.	444,600	4,557,175

Nexity SA(a)	28,500	321,192

Nomura Real Estate Holdings, Inc.	51,100	1,439,496

Pandox AB, Class B(a)	54,834	861,285

Platzer Fastigheter Holding AB, Class B(a)	85,500	701,860

PSP Swiss Property AG (Registered)	21,090	2,619,147

Sirius Real Estate Ltd., REIT(a)	773,490	943,344

St Joe Co. (The)	16,416	938,995

Sumitomo Realty & Development Co. Ltd.	132,600	4,627,708

Swire Properties Ltd.	547,200	1,140,408

TAG Immobilien AG*	77,634	1,111,506

Tokyo Tatemono Co. Ltd.	85,900	1,436,716

Tokyu Fudosan Holdings Corp.	285,000	2,101,754

Tricon Residential, Inc.	118,218	1,326,871

UOL Group Ltd.	216,600	930,725

Wihlborgs Fastigheter AB(a)	127,794	1,082,812
		54,391,893

Residential REITs – 13.8%

American Homes 4 Rent, Class A, REIT(a)	149,226	5,342,291

Apartment Income REIT Corp., Class A, REIT	67,146	2,577,063

Investments	Shares	Value

Residential REITs – (continued)

AvalonBay Communities, Inc., REIT	65,322	$12,383,092

Boardwalk REIT, REIT	14,934	770,370

Centerspace, REIT(a)	13,110	881,648

Equity Residential, REIT	165,756	10,674,686

Essex Property Trust, Inc., REIT(a)	29,640	7,298,850

InterRent REIT, REIT(a)	69,084	602,414

Killam Apartment REIT, REIT(a)	49,932	624,763

UNITE Group plc (The), REIT(a)	32,718	380,182

Xior Student Housing NV, REIT(b)	20,976	628,000
		42,163,359

Retail REITs – 21.6%

Acadia Realty Trust, REIT(a)	52,098	900,254

Brixmor Property Group, Inc., REIT	137,598	3,040,916

CapitaLand Integrated Commercial Trust, REIT	1,162,800	1,671,192

Carmila SA, REIT	46,626	785,712

Choice Properties REIT, REIT(a)	85,956	814,606

Crombie REIT, REIT(a)	59,850	559,794

CT REIT, REIT(a)	63,498	620,721

Eurocommercial Properties NV, REIT	34,200	782,563

Federal Realty Investment Trust, REIT(a)	13,338	1,389,419

Fukuoka REIT Corp., REIT(a)	684	737,615

HMC Capital Ltd., REIT	183,540	763,955

InvenTrust Properties Corp., REIT	34,086	863,739

Japan Metropolitan Fund Invest, REIT	3,192	1,935,099

Kimco Realty Corp., REIT	310,194	5,778,914

Kite Realty Group Trust, REIT	100,206	2,184,491

Klepierre SA, REIT	99,522	2,688,015

Link REIT, REIT	1,185,600	5,131,254

NNN REIT, Inc., REIT(a)	83,562	3,386,768

PARAGON REIT, REIT	159,600	98,891

Phillips Edison & Co., Inc., REIT	54,720	1,789,344

Realty Income Corp., REIT(a)	10,716	573,735

Regency Centers Corp., REIT	71,592	4,239,678

Retail Estates NV, REIT	1,596	111,948

Simon Property Group, Inc., REIT	111,720	15,700,012

SITE Centers Corp., REIT	85,614	1,154,933

SmartCentres REIT, REIT(a)	43,206	700,680

Tanger, Inc., REIT(a)	48,336	1,370,326

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Retail REITs – (continued)

Unibail – Rodamco-Westfield, REIT*	54,492	$4,572,682

Urban Edge Properties, REIT(a)	54,606	913,558

Waypoint REIT Ltd., REIT	438,786	669,575
		65,930,389

Specialized REITs – 19.7%

American Tower Corp., REIT(a)	39,330	6,747,455

Crown Castle, Inc., REIT	10,146	951,492

Digital Realty Trust, Inc., REIT(a)	107,730	14,950,770

EPR Properties, REIT(a)	34,314	1,392,805

Equinix, Inc., REIT	7,410	5,269,325

Iron Mountain, Inc., REIT	134,406	10,419,153

Lamar Advertising Co., Class A, REIT(a)	39,672	4,596,001

National Storage REIT, REIT	590,244	827,874

PotlatchDeltic Corp., REIT	36,594	1,464,126

Public Storage, REIT	6,498	1,685,906

Safestore Holdings plc, REIT	101,118	979,366

Shurgard Self Storage Ltd., REIT	17,898	736,791

Weyerhaeuser Co., REIT	335,388	10,118,656
		60,139,720
Total Common Stocks (Cost $298,595,505)		298,318,626
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 2.4%(c)

REPURCHASE AGREEMENTS – 2.4%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $5,356,774, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $5,422,315	$5,355,984	5,355,984

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $2,000,294, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $2,037,691	$2,000,000	$2,000,000
		7,355,984
Total Securities Lending Reinvestments (Cost $7,355,984)		7,355,984
Total Investments – 100.1% (Cost $305,951,489)		305,674,610

Liabilities in excess of other assets – (0.1%)		(180,283)
NET ASSETS – 100.0%		$305,494,327

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $36,000,523, collateralized in the form of cash with a value of $7,355,984 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $26,124,748 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 7, 2024 – November 15, 2053 and $4,404,960 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $37,885,692.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $7,355,984.

Percentages	shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

FlexShares® Global Quality Real Estate Index Fund (cont.)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,044,319
Aggregate gross unrealized depreciation	(20,394,389)
Net unrealized depreciation	$(350,070)
Federal income tax cost	$305,810,596

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
EURO STOXX 50 Index	12	06/21/2024	EUR	$628,334	$(2,958)
S&P Midcap 400 E-Mini Index	18	06/21/2024	USD	5,178,960	(196,816)
SPI 200 Index	11	06/20/2024	AUD	1,372,320	(10,898)
TOPIX Mini Index	1	06/13/2024	JPY	17,456	(267)
					$(210,939)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	22,619	Citibank NA	AUD	34,359	06/20/2024	$275
USD	30,800	Morgan Stanley	ILS	111,846	06/20/2024	767
USD	47,310	BNP Paribas SA	SGD	62,894	06/20/2024	1,083
Total unrealized appreciation						$2,125
CAD	209,730	Bank of New York Mellon (The)	USD	155,429	06/20/2024	$(2,643)
EUR	120,645	Morgan Stanley	USD	131,894	06/20/2024	(2,627)
Total unrealized depreciation						$(5,270)
Net unrealized depreciation						$(3,145)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

ILS – Israeli Shekel

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	3.5%
Belgium	0.8
Canada	2.2
France	3.6
Germany	1.9
Hong Kong	2.0
Israel	0.2
Japan	11.1
Netherlands	0.6
Singapore	3.9
Spain	0.6
Sweden	2.0
Switzerland	0.9
United Kingdom	1.0
United States	63.4
Other[1]	2.3
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.7%
Securities Lending Reinvestments	2.4
Others(1)	(0.1)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.0%(a)

FlexShares® Global Quality Real Estate Index Fund	15,609	$834,064

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	79,860	3,305,406

FlexShares® STOXX® Global Broad Infrastructure Index Fund	79,453	4,142,004
Total Exchange Traded Funds (Cost $9,229,789)		8,281,474

Total Investments – 100.0% (Cost $9,229,789)		8,281,474

Other assets less liabilities – 0.0%(b)		2,518
NET ASSETS – 100.0%		$8,283,992
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

(b) Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(948,357)
Net unrealized depreciation	$(948,357)
Federal income tax cost	$9,229,831

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares April 30, 2024	Value April 30, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Global Quality Real Estate Index Fund	$2,773,255	$162,086	$2,497,807	15,609	$834,064	$1,109,776	$30,650	$(713,246)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	5,421,708	939,042	3,350,205	79,860	3,305,406	489,762	78,630	(194,901)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	8,376,484	470,262	5,546,203	79,453	4,142,004	1,258,565	80,207	(417,104)
	$16,571,447	$1,571,390	$11,394,215	174,922	$8,281,474	$2,858,103	$189,487	$(1,325,251)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †
100.0%

(1)	Includes any other net assets/(liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.6%

Aerospace & Defense – 0.6%

Lockheed Martin Corp.	22,108	$10,278,672

Air Freight & Logistics – 0.4%

CH Robinson Worldwide, Inc.(a)	97,336	6,910,856

Banks – 1.5%

Bank of America Corp.	7,406	274,096

Cullen/Frost Bankers, Inc.(a)	57,132	5,961,153

JPMorgan Chase & Co.	56,074	10,751,629

Popular, Inc.	99,452	8,452,425
		25,439,303

Beverages – 2.7%

Coca-Cola Co. (The)	721,556	44,570,514

PepsiCo, Inc.	3,174	558,339
		45,128,853

Biotechnology – 3.0%

AbbVie, Inc.	222,180	36,135,355

Gilead Sciences, Inc.	219,006	14,279,191
		50,414,546

Broadline Retail – 0.9%

Dillard’s, Inc., Class A(a)	7,406	3,243,754

eBay, Inc.	209,484	10,796,805
		14,040,559

Building Products – 1.0%

Advanced Drainage Systems, Inc.(a)	53,958	8,471,406

Fortune Brands Innovations, Inc.(a)	108,974	7,965,999
		16,437,405

Capital Markets – 2.1%

Bank of New York Mellon Corp. (The)	178,802	10,100,525

Moelis & Co., Class A(a)	151,294	7,425,509

State Street Corp.(a)	120,612	8,743,164

TPG, Inc., Class A(a)	195,730	8,435,963
		34,705,161

Investments	Shares	Value

Chemicals – 1.7%

CF Industries Holdings, Inc.	19,044	$1,503,905

LyondellBasell Industries NV, Class A	82,524	8,249,924

Mosaic Co. (The)	74,060	2,324,743

Olin Corp.(a)	117,438	6,139,659

Scotts Miracle-Gro Co. (The) (a)	134,366	9,209,446
		27,427,677

Commercial Services & Supplies – 0.3%

Cintas Corp.	8,554	5,631,440

Communications Equipment – 2.0%

Cisco Systems, Inc.	716,266	33,650,177

Construction Materials – 0.1%

Eagle Materials, Inc.	5,290	1,326,256

Consumer Finance – 0.9%

Ally Financial, Inc.	194,672	7,465,671

OneMain Holdings, Inc.	139,656	7,277,474
		14,743,145

Consumer Staples Distribution & Retail – 0.2%

Costco Wholesale Corp.	3,975	2,873,527

Walmart, Inc.	6,348	376,754
		3,250,281

Containers & Packaging – 0.6%

Packaging Corp. of America	52,900	9,150,642

Distributors – 0.5%

Pool Corp.(a)	23,276	8,438,248

Diversified Telecommunication Services – 0.4%

Iridium Communications, Inc.(a)	209,484	6,450,012

Electric Utilities – 0.9%

Evergy, Inc.	125,902	6,603,560

OGE Energy Corp.	225,354	7,808,516
		14,412,076

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 1.0%

Electronic Arts, Inc.	66,654	$8,453,060

Warner Music Group Corp., Class A(a)	235,934	7,785,822
		16,238,882

Financial Services – 2.4%

Fidelity National Information Services, Inc.	153,410	10,419,607

Mastercard, Inc., Class A	11,638	5,251,066

Radian Group, Inc.(a)	300,472	8,975,099

Visa, Inc., Class A(a)	26,450	7,104,734

Western Union Co. (The)	650,670	8,745,005
		40,495,511

Gas Utilities – 0.5%

UGI Corp.	348,082	8,896,976

Ground Transportation – 1.4%

Union Pacific Corp.	100,510	23,836,952

Health Care Equipment & Supplies – 0.1%

Solventum Corp.*	26,450	1,719,515

Health Care Providers & Services – 0.5%

UnitedHealth Group, Inc.	16,519	7,990,240

Hotel & Resort REITs – 0.9%

Apple Hospitality REIT, Inc., REIT(a)	428,490	6,324,513

Host Hotels & Resorts, Inc., REIT	442,244	8,345,144
		14,669,657

Hotels, Restaurants & Leisure – 0.9%

Domino’s Pizza, Inc.	2,546	1,347,521

Marriott International, Inc., Class A(a)	3,174	749,477

Starbucks Corp.	141,772	12,545,404
		14,642,402

Household Durables – 1.2%

PulteGroup, Inc.	87,814	9,784,236

Toll Brothers, Inc.	84,640	10,081,470
		19,865,706

Investments	Shares	Value

Household Products – 3.9%

Colgate-Palmolive Co.	30,682	$2,820,290

Procter & Gamble Co. (The)	337,502	55,080,326

WD-40 Co.(a)	31,740	7,177,366
		65,077,982

Industrial Conglomerates – 0.9%

3M Co.	104,742	10,108,650

Honeywell International, Inc.	26,450	5,097,709
		15,206,359

Insurance – 5.0%

Aflac, Inc.	114,930	9,613,894

Allstate Corp. (The)	61,364	10,435,562

American Financial Group, Inc.(a)	49,726	6,352,496

First American Financial Corp.	138,598	7,424,695

Lincoln National Corp.	215,832	5,885,739

MetLife, Inc.	125,902	8,949,114

Old Republic International Corp.	279,312	8,340,256

Principal Financial Group, Inc.	86,756	6,865,870

Prudential Financial, Inc.	88,872	9,818,579

Willis Towers Watson plc	33,856	8,502,596
		82,188,801

Interactive Media & Services – 2.4%

Meta Platforms, Inc., Class A	94,162	40,505,668

IT Services – 1.9%

Accenture plc, Class A	103,684	31,199,552

Machinery – 1.5%

Caterpillar, Inc.	10,580	3,539,751

Illinois Tool Works, Inc.	52,900	12,913,419

Snap-on, Inc.	29,624	7,938,047
		24,391,217

Media – 2.2%

Comcast Corp., Class A	308,936	11,773,551

New York Times Co. (The), Class A	176,686	7,602,798

Nexstar Media Group, Inc., Class A(a)	47,610	7,620,457

Omnicom Group, Inc.	26,450	2,455,618

TEGNA, Inc.(a)	491,970	6,710,471
		36,162,895

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – 1.2%

Nucor Corp.	53,958	$9,093,542

Reliance, Inc.	27,508	7,832,078

Steel Dynamics, Inc.	24,334	3,166,340
		20,091,960

Mortgage Real Estate Investment Trusts (REITs) – 1.5%

Blackstone Mortgage Trust, Inc., Class A(a)	420,026	7,409,259

Rithm Capital Corp.(a)	803,022	8,929,605

Starwood Property Trust, Inc.(a)	432,722	8,208,736
		24,547,600

Multi-Utilities – 1.1%

Dominion Energy, Inc.	175,628	8,953,516

Public Service Enterprise Group, Inc.	137,540	9,501,263
		18,454,779

Oil, Gas & Consumable Fuels – 2.7%

Chevron Corp.	8,464	1,364,989

ConocoPhillips	7,406	930,342

Exxon Mobil Corp.	93,104	11,011,410

Marathon Petroleum Corp.	69,828	12,689,144

Peabody Energy Corp.(a)	326,922	7,172,669

Pioneer Natural Resources Co.	10,580	2,849,406

Range Resources Corp.(a)	235,934	8,472,390

Valero Energy Corp.	5,290	845,712
		45,336,062

Pharmaceuticals – 5.8%

Bristol-Myers Squibb Co.	367,126	16,131,516

Eli Lilly & Co.	17,183	13,421,641

Johnson & Johnson	349,140	50,482,153

Merck & Co., Inc.	22,218	2,871,010

Zoetis, Inc.	81,466	12,972,646
		95,878,966

Professional Services – 2.0%

Automatic Data Processing, Inc.	73,002	17,658,454

Paychex, Inc.(a)	76,176	9,050,471

Robert Half, Inc.	98,394	6,802,961
		33,511,886

Investments	Shares	Value

Residential REITs – 3.3%

Apartment Income REIT Corp., Class A, REIT	245,456	$9,420,601

AvalonBay Communities, Inc., REIT	47,610	9,025,428

Camden Property Trust, REIT	89,930	8,964,222

Equity Residential, REIT	151,294	9,743,334

Mid-America Apartment Communities, Inc., REIT	66,654	8,665,020

UDR, Inc., REIT	208,426	7,936,862
		53,755,467

Retail REITs – 0.1%

Brixmor Property Group, Inc., REIT	106,858	2,361,562

Semiconductors & Semiconductor Equipment – 11.5%

Broadcom, Inc.	51,615	67,113,436

KLA Corp.	24,334	16,773,183

Lam Research Corp.	23,482	21,002,536

Microchip Technology, Inc.	105,800	9,731,484

NVIDIA Corp.	75,118	64,903,454

QUALCOMM, Inc.	7,406	1,228,285

Skyworks Solutions, Inc.(a)	84,640	9,021,778
		189,774,156

Software – 7.4%

Bentley Systems, Inc., Class B(a)	52,900	2,778,837

Intuit, Inc.	49,457	30,941,288

Microsoft Corp.	229,747	89,447,400
		123,167,525

Specialized REITs – 1.4%

CubeSmart, REIT	144,946	5,861,616

Public Storage, REIT	34,914	9,058,437

Weyerhaeuser Co., REIT	258,152	7,788,446
		22,708,499

Specialty Retail – 4.1%

Best Buy Co., Inc.(a)	119,554	8,803,957

Home Depot, Inc. (The)	82,524	27,581,171

Lowe’s Cos., Inc.	88,872	20,261,927

Williams-Sonoma, Inc.(a)	40,204	11,529,703
		68,176,758

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – 7.9%

Apple, Inc.	764,934	$130,291,208

Textiles, Apparel & Luxury Goods – 1.7%

NIKE, Inc., Class B	215,832	19,912,660

Tapestry, Inc.	192,556	7,686,836
		27,599,496

Tobacco – 0.8%

Altria Group, Inc.(a)	312,110	13,673,539

Trading Companies & Distributors – 0.6%

Fastenal Co.	139,656	9,488,229
Total Common Stocks (Cost $1,338,164,432)		1,649,741,316
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 5.9%(b)

CERTIFICATES OF DEPOSIT – 0.9%

BNP Paribas, New York (SOFR + 0.35%), 5.46%, 6/17/2024(c)	$1,000,000	1,000,271

DZ Bank AG, New York (SOFR + 0.35%), 5.67%, 5/3/2024(c)	2,000,000	2,000,000

MUFG Bank Ltd., London Branch 5.50%, 5/21/2024	2,000,000	2,000,000
5.51%, 9/23/2024	1,000,000	1,000,000

National Westminster Bank PLC 5.88%, 5/2/2024	2,000,000	2,000,000

Royal Bank of Canada, New York (SOFR + 0.53%), 5.85%, 5/23/2024(c)	2,000,000	2,000,000

The Sumitomo Bank Ltd., New York (SOFR + 0.23%), 5.55%, 7/11/2024(c)	2,000,000	2,000,654

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(c)	$2,000,000	$2,001,992
Total Certificates of Deposit (Cost $14,000,271)		14,002,917

COMMERCIAL PAPER – 0.2%

Bank of Montreal, Montreal (SOFR + 0.35%), 5.67%, 5/9/2024(c) (Cost $3,000,000)	3,000,000	3,000,000

INVESTMENT COMPANIES – 0.1%

RBC BlueBay U.S. Government Money Market Fund 5.30%, 5/1/2024 (Cost $2,000,000)	2,000,000	2,000,000

REPURCHASE AGREEMENTS – 4.7%
BofA Securities, Inc., 5.77%, dated 4/30/2024, due 7/31/2024, repurchase price $8,117,964, collateralized by various Common Stocks, U.S. Treasury Securities, ranging from 1.63% – 2.25%, maturing 11/15/2027 – 11/15/2050; total market value $8,538,155	8,000,000	8,000,000
CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $29,672,494, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $30,035,544	29,668,118	29,668,118

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)
Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $20,002,944, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $20,376,905	$20,000,000	$20,000,000

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $20,003,011, collateralized by various Common Stocks; total market value $21,680,505	20,000,000	20,000,000
Total Repurchase Agreements (Cost $77,668,118)		77,668,118
Total Securities Lending Reinvestments (Cost $96,668,389)		96,671,035
Total Investments – 105.5% (Cost $1,434,832,821)		1,746,412,351

Liabilities in excess of other assets – (5.5%)		(90,436,504)
NET ASSETS – 100.0%		1,655,975,847
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $148,088,786, collateralized in the form of cash with a value of $96,668,470 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $51,286,691 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 9, 2024 – February 15, 2054 and $6,107,473 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 22, 2071; a total value of $154,062,634.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $96,671,035.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2024.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$361,922,037
Aggregate gross unrealized depreciation	(50,488,239)
Net unrealized appreciation	$311,433,798
Federal income tax cost	$1,434,840,287

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	19	06/21/2024	USD	$4,813,650	$(99,795)
S&P Midcap 400 E-Mini Index	4	06/21/2024	USD	1,150,880	(38,471)
					$(138,266)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® Quality Dividend Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	5.9
Others(1)	(5.5)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Aerospace & Defense – 1.1%

Lockheed Martin Corp.	8,172	$3,799,408

Air Freight & Logistics – 1.0%

CH Robinson Worldwide, Inc.(a)	24,289	1,724,519

Expeditors International of Washington, Inc.	14,301	1,591,844
		3,316,363

Banks – 2.6%

Bank of America Corp.	1,589	58,809

Cullen/Frost Bankers, Inc.(a)	16,344	1,705,333

Glacier Bancorp, Inc.(a)	46,308	1,675,424

JPMorgan Chase & Co.	11,577	2,219,774

Popular, Inc.	20,657	1,755,638

UMB Financial Corp.	21,111	1,681,702
		9,096,680

Beverages – 2.6%

Coca-Cola Co. (The)	137,562	8,497,205

PepsiCo, Inc.	2,497	439,247
		8,936,452

Biotechnology – 3.7%

AbbVie, Inc.	61,744	10,042,044

Gilead Sciences, Inc.	45,173	2,945,280
		12,987,324

Broadline Retail – 0.6%

Dillard’s, Inc., Class A(a)	2,270	994,237

eBay, Inc.	23,154	1,193,357
		2,187,594

Building Products – 0.4%

Masco Corp.(a)	18,160	1,243,052

Capital Markets – 1.8%

Bank of New York Mellon Corp. (The)	37,228	2,103,010

CME Group, Inc.	12,939	2,712,532

Moelis & Co., Class A(a)	31,553	1,548,621
		6,364,163

Investments	Shares	Value

Chemicals – 0.9%

LyondellBasell Industries NV, Class A	15,436	$1,543,137

NewMarket Corp.	2,951	1,554,941
		3,098,078

Commercial Services & Supplies – 0.5%

Rollins, Inc.	37,909	1,689,225

Communications Equipment – 2.0%

Cisco Systems, Inc.	147,777	6,942,563

Consumer Staples Distribution & Retail – 0.2%

Costco Wholesale Corp.	825	596,392

Walmart, Inc.	1,816	107,780
		704,172

Containers & Packaging – 0.6%

Packaging Corp. of America	11,123	1,924,057

Diversified Consumer Services – 0.5%

H&R Block, Inc.	37,001	1,747,557

Diversified Telecommunication Services – 1.3%

AT&T, Inc.	109,868	1,855,671

Iridium Communications, Inc.	30,872	950,549

Verizon Communications, Inc.	46,762	1,846,631
		4,652,851

Electric Utilities – 2.6%

Duke Energy Corp.	28,148	2,765,823

Evergy, Inc.	26,105	1,369,207

Exelon Corp.	41,995	1,578,172

OGE Energy Corp.	46,535	1,612,438

PPL Corp.	65,603	1,801,458
		9,127,098

Entertainment – 0.5%

Electronic Arts, Inc.	13,847	1,756,077

Financial Services – 2.9%

Corebridge Financial, Inc.(a)	69,689	1,850,940

Fidelity National Information Services, Inc.	31,780	2,158,498

Mastercard, Inc., Class A	2,497	1,126,646

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – (continued)

Radian Group, Inc.(a)	62,425	$1,864,635

Visa, Inc., Class A(a)	5,448	1,463,387

Western Union Co. (The)(a)	133,476	1,793,917
		10,258,023

Food Products – 1.1%

General Mills, Inc.	28,829	2,031,292

Kellanova	33,369	1,930,730
		3,962,022

Health Care Equipment & Supplies – 0.8%

ResMed, Inc.(a)	10,442	2,234,483

Solventum Corp.*	5,675	368,932
		2,603,415

Health Care Providers & Services – 3.9%

Cardinal Health, Inc.	17,479	1,801,036

Cencora, Inc.	8,626	2,062,045

Chemed Corp.	2,848	1,617,664

Cigna Group (The)	10,669	3,809,260

McKesson Corp.	4,994	2,682,827

UnitedHealth Group, Inc.	3,405	1,646,998
		13,619,830

Hotels, Restaurants & Leisure – 2.7%

Domino’s Pizza, Inc.	4,313	2,282,742

McDonald’s Corp.	12,258	3,346,924

Starbucks Corp.	41,541	3,675,963
		9,305,629

Household Products – 4.2%

Clorox Co. (The)	2,497	369,231

Kimberly-Clark Corp.	10,215	1,394,654

Procter & Gamble Co. (The)	69,008	11,262,106

WD-40 Co.(a)	6,583	1,488,614
		14,514,605

Independent Power and Renewable Electricity Producers – 1.2%

Clearway Energy, Inc., Class C	48,578	1,135,754

Vistra Corp.	41,087	3,116,038
		4,251,792

Investments	Shares	Value

Industrial Conglomerates – 0.8%

3M Co.	22,700	$2,190,777

Honeywell International, Inc.	3,178	612,496
		2,803,273

Insurance – 3.8%

Aflac, Inc.(a)	25,651	2,145,706

Allstate Corp. (The)	12,712	2,161,803

American Financial Group, Inc.	14,528	1,855,952

Loews Corp.	24,516	1,842,377

MetLife, Inc.	25,878	1,839,408

Old Republic International Corp.	58,566	1,748,781

Willis Towers Watson plc	7,037	1,767,272
		13,361,299

Interactive Media & Services – 2.4%

Meta Platforms, Inc., Class A	19,459	8,370,678

IT Services – 1.6%

Accenture plc, Class A	227	68,307

Amdocs Ltd.	19,749	1,658,718

International Business Machines Corp.	23,835	3,961,377
		5,688,402

Machinery – 1.9%

Illinois Tool Works, Inc.	11,123	2,715,235

Mueller Industries, Inc.	35,185	1,964,027

Otis Worldwide Corp.	20,884	1,904,621
		6,583,883

Media – 1.3%

Comcast Corp., Class A	64,468	2,456,875

Omnicom Group, Inc.	5,675	526,867

TEGNA, Inc.(a)	117,132	1,597,681
		4,581,423

Metals & Mining – 0.5%

Reliance, Inc.	5,675	1,615,786

Mortgage Real Estate Investment Trusts (REITs) – 0.7%

Blackstone Mortgage Trust, Inc., Class A(a)	67,419	1,189,271

Starwood Property Trust, Inc.(a)	66,738	1,266,020
		2,455,291

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – 1.9%

Consolidated Edison, Inc.	22,246	$2,100,023

Dominion Energy, Inc.	44,492	2,268,202

Public Service Enterprise Group, Inc.	32,688	2,258,087
		6,626,312

Oil, Gas & Consumable Fuels – 1.2%

Chevron Corp.	1,816	292,866

Chord Energy Corp.	2,270	401,745

Coterra Energy, Inc.	18,841	515,490

CVR Energy, Inc.(a)	7,264	220,680

Exxon Mobil Corp.	21,792	2,577,340
		4,008,121

Pharmaceuticals – 6.0%

Bristol-Myers Squibb Co.	75,364	3,311,494

Eli Lilly & Co.	7,491	5,851,220

Johnson & Johnson	73,548	10,634,305

Merck & Co., Inc.	5,902	762,657

Zoetis, Inc.	2,497	397,622
		20,957,298

Professional Services – 2.6%

Automatic Data Processing, Inc.	14,982	3,623,996

Paychex, Inc.(a)	15,890	1,887,891

Science Applications International Corp.	13,166	1,694,464

Verisk Analytics, Inc.	7,945	1,731,692
		8,938,043

Residential REITs – 3.5%

American Homes 4 Rent, Class A, REIT	52,664	1,885,371

AvalonBay Communities, Inc., REIT	3,405	645,486

Camden Property Trust, REIT	18,387	1,832,816

Equity Residential, REIT(a)	31,099	2,002,776

Essex Property Trust, Inc., REIT	7,718	1,900,557

Mid-America Apartment Communities, Inc., REIT	14,074	1,829,620

UDR, Inc., REIT	50,848	1,936,292
		12,032,918

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 8.8%

Broadcom, Inc.	10,669	$13,872,581

KLA Corp.	4,994	3,442,314

NVIDIA Corp.	15,536	13,423,415
		30,738,310

Software – 7.3%

Bentley Systems, Inc., Class B(a)	31,553	1,657,479

Intuit, Inc.	7,491	4,686,519

Microsoft Corp.	49,259	19,178,007
		25,522,005

Specialized REITs – 1.5%

CubeSmart, REIT	34,050	1,376,982

Digital Realty Trust, Inc., REIT(a)	13,847	1,921,686

Public Storage, REIT	7,264	1,884,645
		5,183,313

Specialty Retail – 4.5%

Best Buy Co., Inc.(a)	18,387	1,354,019

Home Depot, Inc. (The)	30,872	10,318,040

Lowe’s Cos., Inc.	7,037	1,604,365

Williams-Sonoma, Inc.(a)	8,399	2,408,665
		15,685,089

Technology Hardware, Storage & Peripherals – 7.5%

Apple, Inc.	137,335	23,392,271

Dell Technologies, Inc., Class C	22,927	2,857,621
		26,249,892

Tobacco – 0.8%

Altria Group, Inc.(a)	63,787	2,794,509

Trading Companies & Distributors – 1.0%

Fastenal Co.	29,056	1,974,065

MSC Industrial Direct Co., Inc., Class A(a)	17,706	1,615,495
		3,589,560
Total Common Stocks (Cost $282,858,595)		345,873,435

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 5.3%(b)

REPURCHASE AGREEMENTS – 5.3%

BofA Securities, Inc., 5.77%, dated 4/30/2024, due 7/31/2024, repurchase price $1,014,746, collateralized by various Common Stocks, U.S. Treasury Securities, ranging from 1.63% – 2.25%, maturing 11/15/2027 – 11/15/2050; total market value $1,067,269	$1,000,000	$1,000,000

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $7,492,454, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $7,584,126	7,491,349	7,491,349

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,736, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $5,094,226	5,000,000	5,000,000

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,753, collateralized by various Common Stocks; total market value $5,420,126	5,000,000	5,000,000
		18,491,349
Total Securities Lending Reinvestments (Cost $18,491,349)		18,491,349
Total Investments – 104.6% (Cost $301,349,944)		364,364,784

Liabilities in excess of other assets – (4.6%)		(16,056,261)
NET ASSETS – 100.0%		$348,308,523
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $29,555,841, collateralized in the form of cash with a value of $18,491,349 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $12,157,829 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from May 9, 2024 – February 15, 2054; a total value of $30,649,178.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $18,491,349.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,619,982
Aggregate gross unrealized depreciation	(9,713,165)
Net unrealized appreciation	$62,906,817
Federal income tax cost	$301,405,450

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	9	06/21/2024	USD	$2,280,150	$(52,517)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	5.3
Others(1)	(4.6)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Air Freight & Logistics – 0.1%

SG Holdings Co. Ltd.	38,800	$454,781

Automobile Components – 0.3%

Fuyao Glass Industry Group Co. Ltd., Class H(a)	236,400	1,422,112

Automobiles – 3.0%

Dr Ing hc F Porsche AG (Preference)(a)	40,600	3,633,547

Isuzu Motors Ltd.	301,600	3,832,168

Kia Corp.	13,688	1,168,645

Mercedes-Benz Group AG	83,752	6,352,806

Subaru Corp.	30,800	691,295

Yadea Group Holdings Ltd.(a) (b)	464,000	895,822
		16,574,283

Banks – 12.9%

Akbank TAS	247,312	454,116

Banco del Bajio SA(a)	1,044,000	3,870,003

Bank Leumi Le-Israel BM	163,792	1,285,779

Barclays plc	2,536,456	6,437,799

BOC Hong Kong Holdings Ltd.	1,698,000	5,243,019

China Construction Bank Corp., Class H	10,440,000	6,807,651

China Merchants Bank Co. Ltd., Class H	636,000	2,793,254

Commonwealth Bank of Australia(b)	1,160	86,277

FinecoBank Banca Fineco SpA	302,760	4,674,605

First Abu Dhabi Bank PJSC	535,224	1,818,616

HSBC Holdings plc	98,832	860,822

Japan Post Bank Co. Ltd.	23,200	236,401

KBC Group NV	64,496	4,820,468

Mitsubishi UFJ Financial Group, Inc.	255,200	2,561,487

National Bank of Canada	4,408	354,668

Royal Bank of Canada(b)	144,536	14,012,265

Santander Bank Polska SA	12,296	1,704,173

Sberbank of Russia PJSC‡	1,227,390	—

Skandinaviska Enskilda Banken AB, Class A	314,128	4,158,456

Investments	Shares	Value

Banks – (continued)

Sumitomo Mitsui Financial Group, Inc.	56,300	$3,212,748

Swedbank AB, Class A	211,352	4,089,976

Yapi ve Kredi Bankasi A/S	2,759,176	2,750,952
		72,233,535

Beverages – 0.1%

Nongfu Spring Co. Ltd., Class H(a) (b)	74,800	441,845

Broadline Retail – 0.2%

B&M European Value Retail SA	40,832	265,353

Next plc	7,888	889,717
		1,155,070

Building Products – 0.5%

Geberit AG (Registered)	4,640	2,497,197

Capital Markets – 4.6%

3i Group plc	138,736	4,996,138

Brookfield Asset Management Ltd., Class A(b)	77,024	2,948,424

China Galaxy Securities Co. Ltd., Class H	6,380,000	3,483,174

Hong Kong Exchanges & Clearing Ltd.	2,700	86,856

Japan Exchange Group, Inc.	103,300	2,433,407

Julius Baer Group Ltd.	58,464	3,162,404

Macquarie Korea Infrastructure Fund	435,928	3,974,165

Moscow Exchange MICEX-RTS PJSC‡	775,590	—

Partners Group Holding AG	3,380	4,383,699
		25,468,267

Chemicals – 2.4%

Fertiglobe plc	5,510,928	4,186,199

Nissan Chemical Corp.	10,400	357,009

Nitto Denko Corp.	17,300	1,436,857

Sahara International Petrochemical Co.	152,192	1,391,827

Shin-Etsu Chemical Co. Ltd.	116,000	4,566,581

Yara International ASA	51,272	1,469,987
		13,408,460

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 0.8%

Coles Group Ltd.	410,176	$4,320,161

Kesko OYJ, Class B	3,480	59,648
		4,379,809

Diversified Telecommunication Services – 1.9%

Elisa OYJ	7,192	325,443

Emirates Integrated Telecommunications Co. PJSC	2,548,984	4,059,886

Koninklijke KPN NV	672,336	2,449,995

Spark New Zealand Ltd.	46,168	130,316

Telstra Group Ltd.	1,479,464	3,525,732
		10,491,372

Electric Utilities – 2.2%

Fortum OYJ(b)	277,240	3,669,913

Origin Energy Ltd.	529,192	3,350,400

Power Grid Corp. of India Ltd.	235,480	851,904

Redeia Corp. SA(b)	259,608	4,344,219
		12,216,436

Electrical Equipment – 0.0%(c)

Voltronic Power Technology Corp.	4,839	230,344

Electronic Equipment, Instruments & Components – 0.1%

Largan Precision Co. Ltd.	4,000	268,411

Shimadzu Corp.	13,200	361,613
		630,024

Entertainment – 1.0%

Capcom Co. Ltd.	20,800	346,501

Nintendo Co. Ltd.	109,900	5,391,466
		5,737,967

Financial Services – 3.7%

Banca Mediolanum SpA	389,760	4,242,524

FirstRand Ltd.	1,206,168	4,172,615

ORIX Corp.	179,400	3,694,820

Power Finance Corp. Ltd.	803,416	4,251,729

REC Ltd.	722,912	4,394,071
		20,755,759

Investments	Shares	Value

Food Products – 2.0%

China Feihe Ltd.(a)	3,248,000	$1,785,710

Nestle SA (Registered)	84,680	8,512,780

Want Want China Holdings Ltd.	1,856,000	1,060,748
		11,359,238

Gas Utilities – 0.8%

Kunlun Energy Co. Ltd.	664,000	647,768

Snam SpA	881,368	4,054,216
		4,701,984

Ground Transportation – 0.0%(c)

Canadian National Railway Co.	2,088	253,946

Health Care Equipment & Supplies – 0.3%

Hoya Corp.	13,000	1,525,816

Health Care Providers & Services – 0.0%(c)

Sonic Healthcare Ltd.	7,192	125,019

Hotels, Restaurants & Leisure – 1.1%

InterContinental Hotels Group plc	24,128	2,372,237

OPAP SA	237,800	3,969,118
		6,341,355

Household Durables – 0.7%

Nien Made Enterprise Co. Ltd.	311,710	3,647,242

Household Products – 0.3%

Unilever Indonesia Tbk. PT	9,256,800	1,491,563

Independent Power and Renewable Electricity Producers – 0.0%(c)

Huadian Power International Corp. Ltd., Class H(b)	242,000	132,430

Unipro PJSC* ‡	125,500,000	—
		132,430

Industrial Conglomerates – 0.5%

Hitachi Ltd.	28,000	2,601,341

Siemens AG (Registered)	1,624	305,444
		2,906,785

Insurance – 2.2%

Admiral Group plc	55,912	1,910,579

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

BB Seguridade Participacoes SA	626,400	$3,891,509

Caixa Seguridade Participacoes SA	904,800	2,733,724

Manulife Financial Corp.	147,784	3,454,048

Sampo OYJ, Class A	12,528	507,960
		12,497,820

Interactive Media & Services – 1.0%

Rightmove plc	251,256	1,620,243

Tencent Holdings Ltd.	90,200	4,004,173
		5,624,416

IT Services – 1.8%

HCL Technologies Ltd.	184,208	3,017,138

Infosys Ltd.	58,232	991,433

Nomura Research Institute Ltd.	69,600	1,696,159

Obic Co. Ltd.	5,200	672,780

SCSK Corp.	198,300	3,623,497
		10,001,007

Leisure Products – 0.0%(c)

Shimano, Inc.	600	98,427

Machinery – 1.3%

Kone OYJ, Class B	88,856	4,351,425

VAT Group AG(a)	6,032	3,043,130
		7,394,555

Marine Transportation – 3.8%

Cia Sud Americana de Vapores SA	39,101,048	3,063,140

COSCO SHIPPING Holdings Co. Ltd., Class H	3,944,000	5,123,388

Evergreen Marine Corp. Taiwan Ltd.	874,883	5,091,528

Orient Overseas International Ltd.(b)	225,500	3,295,485

Yang Ming Marine Transport Corp.	2,784,000	4,463,018
		21,036,559

Investments	Shares	Value

Metals & Mining – 6.2%

BHP Group Ltd.	528,496	$14,766,987

Glencore plc	531,048	3,109,979

GMK Norilskiy Nickel PAO‡	1,631,500	—

Grupo Mexico SAB de CV, Series B	162,400	1,008,894

Kumba Iron Ore Ltd.(b)	122,728	3,020,171

Pilbara Minerals Ltd.(b)	527,800	1,391,471

Rio Tinto plc	80,968	5,547,737

Severstal PAO* ‡	58,985	—

Vedanta Ltd.	1,244,912	5,936,128
		34,781,367

Oil, Gas & Consumable Fuels – 7.8%

Adaro Energy Indonesia Tbk. PT	25,148,800	4,191,467

Canadian Natural Resources Ltd.(b)	114,144	8,667,251

China Shenhua Energy Co. Ltd., Class H	1,121,500	4,688,929

Coal India Ltd.	272,136	1,481,747

Equinor ASA	104,864	2,830,835

Exxaro Resources Ltd.	429,896	4,131,287

Petroleo Brasileiro SA (Preference)	580,000	4,702,128

Shell plc	57,072	2,045,977

TotalEnergies SE	13,224	969,846

United Tractors Tbk. PT	556,800	850,096

Var Energi ASA	1,354,416	4,449,430

Yankuang Energy Group Co. Ltd., Class H(b)	2,102,000	4,579,614
		43,588,607

Passenger Airlines – 0.6%

Singapore Airlines Ltd.	672,800	3,226,480

Personal Care Products – 2.3%

Hengan International Group Co. Ltd.	116,000	391,551

L’Oreal SA	25,288	11,887,782

Unilever plc	7,192	372,826
		12,652,159

Pharmaceuticals – 7.2%

Astellas Pharma, Inc.	23,200	223,206

AstraZeneca plc	12,064	1,822,078

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

China Medical System Holdings Ltd.	859,000	$769,906

Novartis AG (Registered)	102,776	9,978,960

Novo Nordisk A/S, Class B	146,624	18,972,929

Orion OYJ, Class B	2,784	106,539

Roche Holding AG	696	182,737

Roche Holding AG – BR	32,944	7,923,945

Sanofi SA	1,392	138,540
		40,118,840

Professional Services – 2.7%

Bureau Veritas SA	141,288	4,142,400

Randstad NV(b)	73,080	3,688,245

Recruit Holdings Co. Ltd.	43,900	1,925,446

RELX plc	64,032	2,648,268

SGS SA (Registered)(b)	30,687	2,712,194
		15,116,553

Real Estate Management & Development – 1.9%

China Vanke Co. Ltd., Class H(b)	5,336,000	3,158,809

CK Asset Holdings Ltd.	928,000	3,992,635

Daito Trust Construction Co. Ltd.	33,200	3,568,634
		10,720,078

Retail REITs – 0.7%

Link REIT, REIT	881,600	3,815,547

Semiconductors & Semiconductor Equipment – 6.0%

ASML Holding NV	5,935	5,284,313

BE Semiconductor Industries NV	12,064	1,618,879

MediaTek, Inc.	165,004	5,026,840

Novatek Microelectronics Corp.	260,986	4,953,300

Realtek Semiconductor Corp.	81,271	1,292,868

Taiwan Semiconductor Manufacturing Co. Ltd.	419,004	10,165,628

Tokyo Electron Ltd.	20,000	4,463,508

Vanguard International Semiconductor Corp.	293,000	773,847
		33,579,183

Software – 0.9%

Nemetschek SE	40,136	3,585,583

Investments	Shares	Value

Software – (continued)

Oracle Financial Services Software Ltd.	7,192	$654,985

Temenos AG (Registered)	16,704	1,047,244
		5,287,812

Specialty Retail – 1.5%

Fast Retailing Co. Ltd.	600	158,422

H & M Hennes & Mauritz AB, Class B(b)	111,592	1,797,018

Industria de Diseno Textil SA(b)	119,712	5,484,888

Topsports International Holdings Ltd.(a)	928,000	647,839
		8,088,167

Technology Hardware, Storage & Peripherals – 1.3%

Catcher Technology Co. Ltd.	214,000	1,432,713

Lite-On Technology Corp.	548,421	1,684,236

Micro-Star International Co. Ltd.	232,000	1,136,417

Samsung Electronics Co. Ltd.	54,984	3,083,178

Wiwynn Corp.	2,000	144,954
		7,481,498

Textiles, Apparel & Luxury Goods – 3.6%

ANTA Sports Products Ltd.(b)	139,200	1,596,461

Bosideng International Holdings Ltd.(b)	5,798,000	3,358,173

Burberry Group plc	197,896	2,850,887

Cie Financiere Richemont SA (Registered)	2,088	291,179

Eclat Textile Co. Ltd.	6,000	94,896

Feng TAY Enterprise Co. Ltd.	21,284	105,891

Hermes International SCA	3,088	7,432,451

LVMH Moet Hennessy Louis Vuitton SE	3,016	2,497,330

Pandora A/S	4,872	747,002

Shenzhou International Group Holdings Ltd.	116,000	1,159,822
		20,134,092

Tobacco – 1.6%

Imperial Brands plc	190,936	4,371,587

Japan Tobacco, Inc.	172,800	4,661,367
		9,032,954

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – 3.0%

Howden Joinery Group plc	347,304	$3,809,520

ITOCHU Corp.(b)	116,000	5,260,229

Marubeni Corp.	185,600	3,330,692

Mitsubishi Corp.	129,000	2,967,496

Mitsui & Co. Ltd.	29,600	1,436,879
		16,804,816

Wireless Telecommunication Services – 1.0%

Intouch Holdings PCL, NVDR	255,200	461,371

KDDI Corp.	20,500	573,190

Tele2 AB, Class B	510,632	4,796,523
		5,831,084
Total Common Stocks (Cost $486,388,161)		547,494,660
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 3.8%(d)

REPURCHASE AGREEMENTS – 3.8%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $5,997,998, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $6,071,385	$5,997,114	5,997,114

Citigroup Global Markets, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $10,001,472, collateralized by various U.S. Treasury Securities, 4.88%, 4/30/2026; total market value $10,188,453	10,000,000	10,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 5.42%, dated 4/30/2024, due 5/1/2024, repurchase price $5,000,753, collateralized by various Common Stocks; total market value $5,420,126	$5,000,000	$5,000,000
		20,997,114
Total Securities Lending Reinvestments (Cost $20,997,114)		20,997,114
Total Investments – 101.7% (Cost $507,385,275)		568,491,774

Liabilities in excess of other assets – (1.7%)		(9,647,979)
NET ASSETS – 100.0%		$558,843,795

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $49,827,893, collateralized in the form of cash with a value of $20,997,114 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,005,067 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.52%, and maturity dates ranging from May 15, 2024 – November 15, 2053 and $15,562,950 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $53,565,131.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $20,997,114.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,767,678
Aggregate gross unrealized depreciation	(48,136,496)
Net unrealized appreciation	$52,631,182
Federal income tax cost	$515,787,606

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	71	06/21/2024	USD	$8,049,625	$(250,131)
MSCI Emerging Markets E-Mini Index	81	06/21/2024	USD	4,220,100	(28,356)
					$(278,487)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	530,160	Goldman Sachs & Co.	BRL*	2,653,155	06/20/2024	$20,679
USD	518,469	Morgan Stanley	CHF	453,364	06/20/2024	21,355
USD	372,784	Morgan Stanley	DKK	2,540,779	06/20/2024	7,579
USD	1,754,791	Morgan Stanley	EUR	1,607,812	06/20/2024	32,064
USD	702,502	Citibank NA	GBP	550,955	06/20/2024	12,442
USD	244,631	Bank of New York Mellon (The)	HKD	1,908,608	06/20/2024	232
USD	332,574	Morgan Stanley	INR*	27,750,000	06/20/2024	554
USD	596,068	Citibank NA	JPY	87,491,715	06/20/2024	35,835
USD	1,260,524	Morgan Stanley	JPY	187,298,000	06/20/2024	61,205
USD	192,778	JPMorgan Chase Bank NA	KRW*	259,920,000	06/20/2024	4,225
USD	362,190	Toronto-Dominion Bank (The)	KRW*	474,657,039	06/20/2024	17,863
USD	141,397	Citibank NA	MXN	2,396,034	06/20/2024	1,882
USD	239,478	Barclays Bank plc	SEK	2,520,000	06/20/2024	9,361
USD	145,040	Morgan Stanley	ZAR	2,739,232	06/20/2024	198
Total unrealized appreciation						$225,474

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® International Quality Dividend Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	114,004	Citibank NA	USD	75,052	06/20/2024	$(913)
CAD	434,313	Bank of New York Mellon (The)	USD	321,865	06/20/2024	(5,473)
SEK	2,423,745	Citibank NA	USD	234,914	06/20/2024	(13,587)
Total unrealized depreciation						$(19,973)
Net unrealized appreciation						$205,501

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	4.9%
Belgium	0.9
Brazil	2.0
Canada	5.3
Chile	0.5
China	9.3
Denmark	3.5
Finland	1.6
France	4.8
Germany	2.5
Greece	0.7
Hong Kong	2.4
India	3.9
Indonesia	1.2
Israel	0.2
Italy	2.3
Japan	12.2
Mexico	0.9
Netherlands	2.3
New Zealand	0.0 †
Norway	1.6
Poland	0.3
Saudi Arabia	0.2
Singapore	0.6
South Africa	2.0
South Korea	1.5
Spain	1.8
Sweden	2.7
Switzerland	7.8
Taiwan	7.3
Thailand	0.1
Turkey	0.6
United Arab Emirates	1.8
United Kingdom	8.2
Other[1]	2.1
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Reinvestments	3.8
Others(1)	(1.7)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 96.4%

Aerospace & Defense – 0.9%

BAE Systems plc	792	$13,219

Thales SA	1,166	196,924
		210,143

Air Freight & Logistics – 0.2%

Deutsche Post AG	957	40,174

Automobile Components – 0.3%

Bridgestone Corp.	1,601	71,003

Automobiles – 1.3%

Bayerische Motoren Werke AG	165	18,075

Bayerische Motoren Werke AG (Preference)	44	4,540

Hyundai Motor Co.	55	9,988

Hyundai Motor Co. (2nd Preference)	407	46,822

Hyundai Motor Co. (Preference)	407	46,646

Subaru Corp.	8,100	181,802
		307,873

Banks – 10.5%

Abu Dhabi Commercial Bank PJSC	48,191	109,558

Arab National Bank	6,248	51,475

Banco de Chile	446,490	49,735

Bank Hapoalim BM	20,185	183,114

Bank Leumi Le-Israel BM	14,058	110,356

Barclays plc	91,751	232,874

BOC Hong Kong Holdings Ltd.	14,609	45,109

CaixaBank SA	4,433	23,472

Commonwealth Bank of Australia(a)	3,828	284,713

Credit Agricole SA	4,257	66,229

Hang Seng Bank Ltd.(a)	1,100	14,613

HSBC Holdings plc	3,905	34,012

Indian Bank	2,299	15,106

KBC Group NV	1,760	131,543

Mizrahi Tefahot Bank Ltd.	2,189	80,172

Royal Bank of Canada(a)	4,037	391,373

Sberbank of Russia PJSC‡	79,800	—

Sumitomo Mitsui Financial Group, Inc.	5,102	291,145

Investments	Shares	Value

Banks – (continued)

Swedbank AB, Class A	8,899	$172,209

Toronto-Dominion Bank (The)	220	13,078

Union Bank of India Ltd.	97,526	180,240
		2,480,126

Broadline Retail – 1.2%

B&M European Value Retail SA	8,063	52,399

Dollarama, Inc.	858	71,720

Prosus NV	3,322	111,925

Woolworths Holdings Ltd.	12,166	38,851
		274,895

Capital Markets – 1.8%

Deutsche Boerse AG	638	123,577

Macquarie Korea Infrastructure Fund	16,773	152,912

Moscow Exchange MICEX-RTS PJSC‡	227,100	—

NH Investment & Securities Co. Ltd.	5,401	48,809

Singapore Exchange Ltd.	15,400	105,697
		430,995

Chemicals – 1.9%

Evonik Industries AG	1,694	35,402

Fertiglobe plc	160,853	122,187

Nissan Chemical Corp.	3,647	125,194

Nutrien Ltd.	528	27,898

Sasol Ltd.	3,663	25,915

Wacker Chemie AG	55	5,916

Yara International ASA	3,498	100,289
		442,801

Commercial Services & Supplies – 0.9%

Brambles Ltd.	2,739	26,002

RB Global, Inc.(a)	649	46,531

Secom Co. Ltd.	1,856	129,501
		202,034

Communications Equipment – 0.6%

Accton Technology Corp.	9,963	141,205

Construction & Engineering – 0.3%

WSP Global, Inc.	396	60,211

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 0.4%

Kesko OYJ, Class B	187	$3,205

Loblaw Cos. Ltd.	605	66,478

Metro, Inc., Class A	385	19,734
		89,417

Containers & Packaging – 0.0%(b)

Smurfit Kappa Group plc(a)	242	10,575

Diversified Telecommunication Services – 2.1%

Elisa OYJ	2,750	124,439

Hellenic Telecommunications Organization SA	4,675	71,382

Koninklijke KPN NV	46,475	169,355

Nippon Telegraph & Telephone Corp.	65,300	70,875

Spark New Zealand Ltd.	2,354	6,645

Telenor ASA	4,455	51,453
		494,149

Electric Utilities – 2.0%

EDP – Energias de Portugal SA*	10,307	38,859

Enel SpA	18,612	123,007

Fortum OYJ(a)	4,103	54,313

Hydro One Ltd.(c)	1,705	47,855

Iberdrola SA	3,222	39,653

Redeia Corp. SA(a)	10,747	179,838
		483,525

Electrical Equipment – 0.6%

Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,267	149,836

Electronic Equipment, Instruments & Components – 0.9%

Largan Precision Co. Ltd.	332	22,278

Shimadzu Corp.	6,653	182,258
		204,536

Entertainment – 0.6%

Capcom Co. Ltd.	1,200	19,991

Nexon Co. Ltd.	8,054	126,492
		146,483

Investments	Shares	Value

Financial Services – 1.7%

M&G plc	16,863	$42,462

Power Finance Corp. Ltd.	33,582	177,718

REC Ltd.	30,217	183,668
		403,848

Food Products – 4.2%

Nestle SA (Registered)	6,270	630,316

Nissin Foods Holdings Co. Ltd.	5,852	156,373

WH Group Ltd.(a) (c)	82,500	60,336

Yakult Honsha Co. Ltd.	7,218	141,548
		988,573

Gas Utilities – 0.6%

China Gas Holdings Ltd.	57,200	53,827

Naturgy Energy Group SA(a)	1,859	47,149

Snam SpA(a)	9,625	44,274
		145,250

Ground Transportation – 0.5%

Canadian National Railway Co.	902	109,703

Health Care Equipment & Supplies – 0.7%

Cochlear Ltd.	836	176,483

Hotels, Restaurants & Leisure – 0.9%

OPAP SA	9,713	162,120

Sodexo SA	495	43,268
		205,388

Household Durables – 0.5%

Sekisui Chemical Co. Ltd.	3,300	48,263

Sekisui House Ltd.	2,600	59,909
		108,172

Independent Power and Renewable Electricity Producers – 2.1%

China Resources Power Holdings Co. Ltd.	24,390	60,810

Datang International Power Generation Co. Ltd., Class H(a)	1,122,000	222,357

Huadian Power International Corp. Ltd., Class H(a)	374,000	204,664
		487,831

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – 0.5%

Alfa SAB de CV, Class A	34,100	$25,217

Jardine Matheson Holdings Ltd.	818	31,387

Quinenco SA	14,201	49,682

Siemens AG (Registered)	66	12,413
		118,699

Insurance – 5.0%

Admiral Group plc	5,148	175,913

Allianz SE (Registered)	704	200,684

BB Seguridade Participacoes SA	25,300	157,176

Caixa Seguridade Participacoes SA	61,600	186,116

Medibank Pvt Ltd.	19,668	45,466

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	308	135,749

Sampo OYJ, Class A	1,529	61,995

Samsung Fire & Marine Insurance Co. Ltd.	198	44,411

Zurich Insurance Group AG	341	165,155
		1,172,665

Interactive Media & Services – 2.3%

Tencent Holdings Ltd.	12,378	549,486

IT Services – 1.4%

Capgemini SE	33	6,983

Elm Co.	187	45,601

HCL Technologies Ltd.	9,295	152,242

Obic Co. Ltd.	820	106,092

SCSK Corp.	700	12,791
		323,709

Leisure Products – 0.8%

Shimano, Inc.	1,100	180,450

Machinery – 1.1%

Kone OYJ, Class B	3,663	179,383

Techtronic Industries Co. Ltd.	5,500	76,932
		256,315

Marine Transportation – 3.6%

Cia Sud Americana de Vapores SA	2,445,049	191,543

COSCO SHIPPING Holdings Co. Ltd., Class H	165,000	214,341

Investments	Shares	Value

Marine Transportation – (continued)

Evergreen Marine Corp. Taiwan Ltd.	35,611	$207,244

HMM Co. Ltd.	5,467	62,696

Yang Ming Marine Transport Corp.	113,684	182,246
		858,070

Metals & Mining – 6.1%

BHP Group Ltd.(a)	22,594	631,311

Kumba Iron Ore Ltd.	2,871	70,651

Magnitogorsk Iron & Steel Works PJSC* ‡	172,884	—

Novolipetsk Steel PJSC* ‡	47,108	—

Pilbara Minerals Ltd.(a)	57,794	152,366

Rio Tinto plc	5,060	346,699

Severstal PAO* ‡	6,900	—

Vedanta Ltd.	51,755	246,784
		1,447,811

Multi-Utilities – 0.1%

Engie SA*	1,650	28,705

Oil, Gas & Consumable Fuels – 7.6%

Adaro Energy Indonesia Tbk. PT	600,600	100,100

Aker BP ASA	2,123	52,145

ARC Resources Ltd.	1,969	35,730

BP plc	24,695	160,917

Cenovus Energy, Inc.(a)	1,056	21,737

Equinor ASA	5,764	155,601

Exxaro Resources Ltd.	2,068	19,873

LUKOIL PJSC‡	240	—

Pembina Pipeline Corp.	1,683	59,340

Petroleo Brasileiro SA (Preference)	18,310	148,441

Shell plc	2,981	106,866

Suncor Energy, Inc.	5,368	205,249

Surgutneftegas PJSC (Preference)‡	276,000	—

TotalEnergies SE	2,970	217,819

United Tractors Tbk. PT	113,400	173,134

Var Energi ASA	31,691	104,109

Woodside Energy Group Ltd.	3,179	58,275

Yankuang Energy Group Co. Ltd., Class H(a)	86,409	188,259
		1,807,595

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Care Products – 1.7%

L'Oreal SA	814	$382,658

Unilever plc	418	21,669
		404,327

Pharmaceuticals – 7.1%

Astellas Pharma, Inc.	11,392	109,602

AstraZeneca plc	682	103,005

China Medical System Holdings Ltd.	93,248	83,577

GSK plc	9,471	198,403

Novartis AG (Registered)	2,849	276,622

Novo Nordisk A/S, Class B	2,046	264,749

Orion OYJ, Class B	143	5,472

Roche Holding AG	22	5,776

Roche Holding AG – BR	2,497	600,598

Sanofi SA	418	41,602
		1,689,406

Professional Services – 2.0%

Bureau Veritas SA	6,512	190,924

Computershare Ltd.	7,414	131,093

Randstad NV	451	22,761

RELX plc	297	12,283

SGS SA (Registered)(a)	1,042	92,095

Teleperformance SE*	209	19,103
		468,259

Real Estate Management & Development – 2.0%

China Vanke Co. Ltd., Class H(a)	223,300	132,189

CK Asset Holdings Ltd.	29,500	126,921

Daito Trust Construction Co. Ltd.	1,451	155,966

Longfor Group Holdings Ltd.(c)	44,000	66,384
		481,460

Semiconductors & Semiconductor Equipment – 5.1%

ASML Holding NV	462	411,349

eMemory Technology, Inc.	363	24,804

Novatek Microelectronics Corp.	6,194	117,557

Renesas Electronics Corp.	11,107	185,523

Silergy Corp.	3,905	52,347

Taiwan Semiconductor Manufacturing Co. Ltd.	17,322	420,256
		1,211,836

Investments	Shares	Value

Software – 0.2%

Open Text Corp.	1,298	$45,926

Specialty Retail – 2.7%

Abu Dhabi National Oil Co. for Distribution PJSC	39,402	37,440

Industria de Diseno Textil SA(a)	4,939	226,292

Jarir Marketing Co.	36,971	133,468

Topsports International Holdings Ltd.(c)	242,000	168,941

Zhongsheng Group Holdings Ltd.	13,971	25,687

ZOZO, Inc.	2,428	52,536
		644,364

Technology Hardware, Storage & Peripherals – 1.8%

Catcher Technology Co. Ltd.	20,899	139,917

Lite-On Technology Corp.	47,270	145,169

Samsung Electronics Co. Ltd.	2,453	137,550
		422,636

Textiles, Apparel & Luxury Goods – 1.8%

Bosideng International Holdings Ltd.(a)	352,000	203,876

Burberry Group plc	8,360	120,434

LVMH Moet Hennessy Louis Vuitton SE	135	111,784
		436,094

Tobacco – 1.6%

Imperial Brands plc	7,755	177,555

Japan Tobacco, Inc.	7,448	200,914
		378,469

Trading Companies & Distributors – 1.9%

ITOCHU Corp.(a)	3,603	163,385

Mitsubishi Corp.	8,705	200,248

Sumitomo Corp.	2,970	78,419
		442,052

Transportation Infrastructure – 0.2%

China Merchants Port Holdings Co. Ltd.	39,529	52,360

Wireless Telecommunication Services – 2.1%

Intouch Holdings PCL, NVDR	47,300	85,513

KDDI Corp.	4,328	121,013

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

SoftBank Corp.	5,600	$68,005

Tele2 AB, Class B	17,072	160,363

Vodafone Group plc	67,034	56,791
		491,685
Total Common Stocks (Cost $21,724,428)		22,777,608
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 4.4%(d)

REPURCHASE AGREEMENTS – 4.4%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $1,049,416, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $1,062,256 (Cost $1,049,261)	$1,049,261	1,049,261
Total Investments – 100.8% (Cost $22,773,689)		23,826,869

Liabilities in excess of other assets – (0.8%)		(179,932)
NET ASSETS – 100.0%		$23,646,937

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $3,022,656, collateralized in the form of cash with a value of $1,049,261 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,256,877 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 7, 2024 – November 15, 2053 and $948,948 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $3,255,086.

(b)	Represents less than 0.05% of net assets.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $1,049,261.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,317,291
Aggregate gross unrealized depreciation	(2,655,696)
Net unrealized appreciation	$661,595
Federal income tax cost	$23,156,271

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI EAFE E-Mini Index	4	06/21/2024	USD	$453,500	$(14,803)
MSCI Emerging Markets E-Mini Index	9	06/21/2024	USD	468,900	(4,202)
					$(19,005)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	57,180	Morgan Stanley	CHF	50,000	06/20/2024	$2,355
USD	17,606	Morgan Stanley	DKK	120,000	06/20/2024	358
USD	174,919	Morgan Stanley	EUR	160,000	06/20/2024	3,483
USD	12,751	Citibank NA	GBP	10,000	06/20/2024	226
USD	59,544	Citibank NA	JPY	8,740,000	06/20/2024	3,580
Net unrealized appreciation						$10,002

Abbreviations:

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	6.4%
Belgium	0.6
Brazil	2.1
Canada	5.2
Chile	1.9
China	9.4
Denmark	1.1
Finland	1.8
France	5.5
Germany	2.4
Greece	1.0
Hong Kong	1.4
India	4.0
Indonesia	1.2
Israel	1.6
Italy	0.7
Japan	13.7
Mexico	0.1
Netherlands	2.5
New Zealand	0.0 †
Norway	2.0
Portugal	0.2
Saudi Arabia	1.0
Singapore	0.6
South Africa	1.1
South Korea	2.3
Spain	2.2
Sweden	1.4
Switzerland	7.5
Taiwan	6.1
Thailand	0.4
United Arab Emirates	1.1
United Kingdom	7.9
Other[1]	3.6
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	96.4%
Securities Lending Reinvestments	4.4
Others(1)	(0.8)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.0%

Air Freight & Logistics – 0.8%

Deutsche Post AG	4,550	$191,003

DSV A/S	2,850	407,683
		598,686

Automobiles – 2.9%

Dr Ing hc F Porsche AG (Preference)(a)	4,525	404,970

Isuzu Motors Ltd.	25,000	317,653

Kia Corp.	1,225	104,587

Mercedes-Benz Group AG	10,525	798,349

Yadea Group Holdings Ltd.(a)	240,000	463,356
		2,088,915

Banks – 14.0%

ANZ Group Holdings Ltd.	37,600	687,542

Banco del Bajio SA(a) (b)	15,000	55,603

Bank Leumi Le-Israel BM	14,550	114,219

Bank Polska Kasa Opieki SA	10,825	452,123

Barclays plc	325,925	827,233

BOC Hong Kong Holdings Ltd.	25,000	77,194

CaixaBank SA	127,025	672,588

Canara Bank	74,475	555,151

China Construction Bank Corp., Class H	1,350,000	880,300

China Merchants Bank Co. Ltd., Class H	95,500	419,427

FinecoBank Banca Fineco SpA	38,975	601,773

Grupo Financiero Banorte SAB de CV, Class O	17,500	174,142

KBC Group NV	8,275	618,478

Mitsubishi UFJ Financial Group, Inc.	5,000	50,186

National Bank of Canada(b)	6,650	535,059

Powszechna Kasa Oszczednosci Bank Polski SA	41,350	620,306

Royal Bank of Canada(b)	10,425	1,010,668

Santander Bank Polska SA	4,275	592,497

Sberbank of Russia PJSC (Preference)‡	31,920	—

Skandinaviska Enskilda Banken AB, Class A	40,400	534,819

Investments	Shares	Value

Banks – (continued)

Swedbank AB, Class A	27,075	$523,942
		10,003,250

Broadline Retail – 0.2%

B&M European Value Retail SA	20,375	132,410

Building Products – 0.7%

Geberit AG (Registered)	975	524,734

Capital Markets – 4.4%

3i Group plc	19,700	709,433

Brookfield Asset Management Ltd., Class A	13,575	519,642

Hong Kong Exchanges & Clearing Ltd.	11,800	379,594

Julius Baer Group Ltd.	7,225	390,811

Partners Group Holding AG	439	569,362

UBS Group AG (Registered)	22,050	583,496
		3,152,338

Chemicals – 2.4%

Fertiglobe plc	701,150	532,606

Nissan Chemical Corp.	3,300	113,282

Shin-Etsu Chemical Co. Ltd.	22,300	877,885

Sika AG (Registered)	375	107,657

Yara International ASA	2,925	83,861
		1,715,291

Consumer Staples Distribution & Retail – 0.7%

Coles Group Ltd.	43,100	453,949

Jeronimo Martins SGPS SA	3,525	72,932

Kesko OYJ, Class B	425	7,285
		534,166

Electric Utilities – 1.0%

Fortum OYJ(b)	35,225	466,285

Redeia Corp. SA(b)	15,350	256,863
		723,148

Electrical Equipment – 0.9%

Sociedad Quimica y Minera de Chile SA (Preference), Class B	7,175	329,070

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Voltronic Power Technology Corp.	7,000	$333,210
		662,280

Electronic Equipment, Instruments & Components – 0.8%

Nan Ya Printed Circuit Board Corp.	65,000	373,288

Unimicron Technology Corp.	29,000	162,091
		535,379

Entertainment – 0.6%

Universal Music Group NV(b)	14,475	428,724

Financial Services – 3.1%

Banca Mediolanum SpA	50,150	545,881

FirstRand Ltd.	168,025	581,265

Power Finance Corp. Ltd.	103,350	546,934

REC Ltd.	92,975	565,129
		2,239,209

Food Products – 0.6%

Nestle SA (Registered)	3,925	394,576

Gas Utilities – 0.9%

Kunlun Energy Co. Ltd.	150,000	146,333

Snam SpA	112,825	518,985
		665,318

Ground Transportation – 0.1%

TFI International, Inc.	425	55,460

Health Care Equipment & Supplies – 2.3%

Hoya Corp.	5,200	610,326

Sonova Holding AG (Registered)	1,725	480,363

Straumann Holding AG (Registered)	3,350	449,272

Sysmex Corp.	7,500	120,747
		1,660,708

Hotels, Restaurants & Leisure – 1.0%

Evolution AB(a)	725	81,378

Haidilao International Holding Ltd.(a) (b)	50,000	114,305

OPAP SA	30,050	501,564
		697,247

Investments	Shares	Value

Household Durables – 0.8%

Nien Made Enterprise Co. Ltd.	47,000	$549,936

Household Products – 0.2%

Reckitt Benckiser Group plc	2,925	163,642

Industrial Conglomerates – 1.8%

Hitachi Ltd.	12,500	1,161,313

Quinenco SA	42,050	147,111
		1,308,424

Insurance – 2.1%

BB Seguridade Participacoes SA	27,500	170,844

Caixa Seguridade Participacoes SA	190,000	574,058

Legal & General Group plc	49,750	147,015

Manulife Financial Corp.	26,075	609,432
		1,501,349

Interactive Media & Services – 2.2%

REA Group Ltd.(b)	4,475	522,005

Rightmove plc	76,700	494,606

Tencent Holdings Ltd.	12,000	532,706
		1,549,317

IT Services – 0.2%

Infosys Ltd.	6,800	115,774

Leisure Products – 0.6%

Shimano, Inc.	2,800	459,327

Machinery – 1.3%

Kone OYJ, Class B	7,475	366,063

VAT Group AG(a)	1,125	567,560
		933,623

Marine Transportation – 3.8%

Cia Sud Americana de Vapores SA	6,183,725	484,427

COSCO SHIPPING Holdings Co. Ltd., Class H	487,500	633,279

Evergreen Marine Corp. Taiwan Ltd.	111,000	645,983

Orient Overseas International Ltd.(b)	25,000	365,353

Yang Ming Marine Transport Corp.	350,000	561,084
		2,690,126

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 0.4%

Publicis Groupe SA	2,300	$255,396

Metals & Mining – 6.3%

BHP Group Ltd.(b)	62,000	1,732,375

Fortescue Ltd.	13,300	224,977

Glencore plc	135,125	791,333

GMK Norilskiy Nickel PAO‡	212,800	—

Kumba Iron Ore Ltd.	15,575	383,280

Rio Tinto plc	8,500	582,400

Severstal PAO* ‡	7,952	—

Vedanta Ltd.	159,300	759,592
		4,473,957

Oil, Gas & Consumable Fuels – 7.7%

Adaro Energy Indonesia Tbk. PT	3,222,500	537,083

Canadian Natural Resources Ltd.	14,150	1,074,446

China Shenhua Energy Co. Ltd., Class H	33,000	137,971

Coal India Ltd.	94,900	516,719

Equinor ASA	12,750	344,190

Exxaro Resources Ltd.	55,275	531,191

Petroleo Brasileiro SA (Preference)	75,000	608,034

Shell plc	1,875	67,217

United Tractors Tbk. PT	347,500	530,547

Var Energi ASA	174,350	572,762

Woodside Energy Group Ltd.	1	17

Yankuang Energy Group Co. Ltd., Class H(b)	270,000	588,247
		5,508,424

Passenger Airlines – 0.3%

Ryanair Holdings plc, ADR	1,400	190,680

Personal Care Products – 2.2%

L'Oreal SA	3,375	1,586,573

Pharmaceuticals – 4.4%

Astellas Pharma, Inc.	13,700	131,807

AstraZeneca plc	300	45,310

China Medical System Holdings Ltd.	350,000	313,699

CSPC Pharmaceutical Group Ltd.(b)	600,000	497,110

Investments	Shares	Value

Pharmaceuticals – (continued)

Hansoh Pharmaceutical Group Co. Ltd.(a) (b)	258,000	$573,979

Ipsen SA	1,300	158,602

Novartis AG (Registered)	1,175	114,086

Novo Nordisk A/S, Class B	6,400	828,151

Orion OYJ, Class B	400	15,307

Roche Holding AG	1,975	475,042
		3,153,093

Professional Services – 2.6%

Bureau Veritas SA	19,850	581,979

Randstad NV	8,250	416,366

Recruit Holdings Co. Ltd.	20,000	877,196
		1,875,541

Real Estate Management & Development – 1.5%

China Vanke Co. Ltd., Class H(b)	690,000	408,467

CK Asset Holdings Ltd.	120,000	516,289

Daiwa House Industry Co. Ltd.	2,800	79,001

Longfor Group Holdings Ltd.(a) (b)	62,500	94,295
		1,098,052

Retail REITs – 0.7%

Link REIT, REIT	112,500	486,898

Semiconductors & Semiconductor Equipment – 8.2%

ASML Holding NV	1,700	1,513,620

BE Semiconductor Industries NV	3,250	436,120

eMemory Technology, Inc.	3,000	204,993

Globalwafers Co. Ltd.	7,000	112,217

MediaTek, Inc.	11,000	335,115

Novatek Microelectronics Corp.	34,000	645,292

Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	1,116,025

Tokyo Electron Ltd.	6,700	1,495,275
		5,858,657

Software – 1.2%

Nemetschek SE	5,075	453,379

Temenos AG (Registered)	5,975	374,598
		827,977

Specialty Retail – 2.1%

Fast Retailing Co. Ltd.	2,500	660,090

Industria de Diseno Textil SA(b)	15,275	699,860

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

ZOZO, Inc.	7,500	$162,282
		1,522,232

Technology Hardware, Storage & Peripherals – 0.3%

Samsung Electronics Co. Ltd.	3,900	218,689

Textiles, Apparel & Luxury Goods – 4.6%

Burberry Group plc	32,400	466,754

Cie Financiere Richemont SA (Registered)	6,900	962,231

Hermes International SCA	275	661,892

LVMH Moet Hennessy Louis Vuitton SE	200	165,605

Pandora A/S	3,475	532,807

Shenzhou International Group Holdings Ltd.	47,500	474,927
		3,264,216

Tobacco – 1.6%

Imperial Brands plc	24,350	557,507

Japan Tobacco, Inc.	22,500	606,949
		1,164,456

Trading Companies & Distributors – 2.6%

Howden Joinery Group plc	52,575	576,686

ITOCHU Corp.(b)	12,300	557,766

Marubeni Corp.	32,500	583,230

Mitsui & Co. Ltd.	2,500	121,358
		1,839,040

Wireless Telecommunication Services – 0.9%

Tele2 AB, Class B	65,600	616,201
Total Common Stocks (Cost $64,434,461)		70,023,439

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 3.2%(c)

REPURCHASE AGREEMENTS – 3.2%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $2,314,166, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $2,342,481 (Cost $2,313,825)	$2,313,825	$2,313,825
Total Investments – 101.2% (Cost $66,748,286)		72,337,264

Liabilities in excess of other assets – (1.2%)		(877,224)
NET ASSETS – 100.0%		$71,460,040

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $7,616,163, collateralized in the form of cash with a value of $2,313,825 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,985,832 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.52%, and maturity dates ranging from May 15, 2024 – November 15, 2053 and $2,997,421 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 23, 2024 – June 30, 2120; a total value of $8,297,078.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $2,313,825.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Abbreviations

ADR – American Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,826,991
Aggregate gross unrealized depreciation	(5,458,262)
Net unrealized appreciation	$4,368,729
Federal income tax cost	$67,950,611

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
MSCI EAFE E-Mini Index	10	06/21/2024	USD	$1,133,750	$(33,733)
MSCI Emerging Markets E-Mini Index	10	06/21/2024	USD	521,000	555
					$(33,178)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	30,877	Morgan Stanley	CHF	27,000	06/20/2024	$1,272
USD	54,287	Morgan Stanley	DKK	370,000	06/20/2024	1,104
USD	226,613	Morgan Stanley	EUR	207,284	06/20/2024	4,513
USD	109,551	Citibank NA	GBP	85,918	06/20/2024	1,940
USD	100,313	Citibank NA	JPY	14,724,060	06/20/2024	6,031
USD	52,058	Morgan Stanley	JPY	7,900,000	06/20/2024	1,472
Total unrealized appreciation						$16,332
CAD	85,542	Bank of New York Mellon (The)	USD	63,394	06/20/2024	$(1,078)
Total unrealized depreciation						$(1,078)
Net unrealized appreciation						$15,254

Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	5.1%
Belgium	0.9
Brazil	1.9
Canada	5.3
Chile	1.3
China	9.3
Denmark	2.5
Finland	1.2
France	4.8
Germany	2.6
Greece	0.7
Hong Kong	2.0
India	4.3
Indonesia	1.5
Ireland	0.3
Israel	0.2
Italy	2.3
Japan	12.6
Mexico	0.3
Netherlands	3.9
Norway	1.4
Poland	2.3
Portugal	0.1
South Africa	2.1
South Korea	0.4
Spain	2.3
Sweden	2.5
Switzerland	8.4
Taiwan	7.0
United Arab Emirates	0.7
United Kingdom	7.8
Other[1]	2.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.0%
Securities Lending Reinvestments	3.2
Others(1)	(1.2)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.8%

U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026	$41,488,269	$41,068,210
2.38%, 1/15/2027	33,649,377	33,572,202
1.75%, 1/15/2028	92,702,091	90,678,752
3.63%, 4/15/2028	43,638,230	45,673,301
2.50%, 1/15/2029	27,133,049	27,399,871
3.88%, 4/15/2029	50,371,387	54,085,670

U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2025	71,195,692	69,542,178
0.13%, 10/15/2025	54,443,116	52,716,629
0.63%, 1/15/2026	73,525,008	71,091,793
0.13%, 4/15/2026	62,643,777	59,705,692
0.13%, 7/15/2026	63,296,244	60,316,444
0.13%, 10/15/2026	57,773,922	54,728,824
0.38%, 1/15/2027	65,598,330	62,044,371
0.13%, 4/15/2027	173,223,656	161,733,050
0.38%, 7/15/2027	187,463,768	176,523,486
1.63%, 10/15/2027	167,724,397	164,128,907
0.50%, 1/15/2028	64,809,991	60,535,532
1.25%, 4/15/2028	55,264,694	52,914,945
0.75%, 7/15/2028	60,157,385	56,604,021
2.38%, 10/15/2028	57,119,934	57,444,805
0.88%, 1/15/2029	58,962,504	55,287,418
2.13%, 4/15/2029	31,307,664	31,071,894
0.25%, 7/15/2029	64,080,696	58,064,969
0.13%, 1/15/2030	65,721,246	58,289,499
0.13%, 7/15/2030	68,902,164	60,735,420
0.13%, 1/15/2031	69,911,291	60,741,724
Total U.S. Treasury Obligations (Cost $1,822,461,279)		1,776,699,607

Total Investments – 99.8% (Cost $1,822,461,279)		1,776,699,607

Other assets less liabilities – 0.2%		3,038,305
NET ASSETS – 100.0%		$1,779,737,912

Percentages shown are based on Net Assets.

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(56,692,434)
Net unrealized depreciation	$(56,692,434)
Federal income tax cost	$1,833,392,041

Security Type	% of Net Assets
U.S. Treasury Obligations	99.8%
Others(1)	0.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.8%

U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028	$17,348,868	$16,970,208
3.63%, 4/15/2028	24,570,488	25,716,334
2.50%, 1/15/2029	15,324,131	15,474,826
3.88%, 4/15/2029	28,511,821	30,614,224
3.38%, 4/15/2032	6,701,311	7,223,959
2.13%, 2/15/2040	16,320,398	15,779,649

U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2027	35,091,021	33,043,129
1.63%, 10/15/2027	31,650,837	30,972,341
0.50%, 1/15/2028	36,593,773	34,180,278
1.25%, 4/15/2028	31,206,338	29,879,505
0.75%, 7/15/2028	33,968,029	31,961,613
2.38%, 10/15/2028	32,251,922	32,435,355
0.88%, 1/15/2029	34,040,842	31,919,103
2.13%, 4/15/2029	31,102,993	30,868,764
0.25%, 7/15/2029	64,919,010	58,824,585
0.13%, 1/15/2030	66,575,207	59,046,894
0.13%, 7/15/2030	69,802,672	61,529,194
0.13%, 1/15/2031	38,707,812	33,630,894
0.13%, 7/15/2031	40,636,710	35,058,312
0.13%, 1/15/2032	42,868,631	36,446,301
0.63%, 7/15/2032	38,915,130	34,290,132
1.13%, 1/15/2033(a)	38,884,143	35,360,939
1.38%, 7/15/2033	36,112,102	33,524,715
1.75%, 1/15/2034	26,280,606	25,078,302
Total U.S. Treasury Obligations (Cost $819,377,529)		779,829,556

Total Investments – 99.8% (Cost $819,377,529)		779,829,556

Other assets less liabilities – 0.2%		1,586,865
NET ASSETS – 100.0%		$781,416,421

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $472,974, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 6.75%, and maturity dates ranging from July 15, 2024 — February 15, 2054; a total value of $482,594.

Percentages shown are based on Net Assets.

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(52,208,007)
Net unrealized depreciation	$(52,208,007)
Federal income tax cost	$832,037,563

Security Type	% of Net Assets
U.S. Treasury Obligations	99.8%
Others(1)	0.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 99.4%

FHLMC
2.50%, 1/1/2028	$97,053	$92,755
2.50%, 4/1/2028	1,565,946	1,498,545
2.50%, 7/1/2028	157,914	150,135
2.50%, 1/1/2029	21,489	20,466
2.50%, 1/1/2030	244,142	233,287
3.00%, 1/1/2032	966,450	904,926
2.50%, 2/1/2032	1,187,310	1,094,948
3.50%, 11/1/2032	303,304	286,192
5.00%, 5/1/2034	39,722	38,841
5.00%, 7/1/2035	87,969	86,019
5.00%, 8/1/2035	73,430	71,802
5.00%, 10/1/2035	13,396	13,098
5.00%, 12/1/2035	72,111	70,511
6.00%, 1/1/2037	48,881	49,591
6.00%, 4/1/2037	26,237	26,617
6.00%, 5/1/2037	44,296	44,937
5.00%, 2/1/2038	37,846	37,006
5.00%, 7/1/2038	38,418	37,423
5.00%, 10/1/2038	35,427	34,495
5.00%, 2/1/2039	88,302	86,318
5.00%, 5/1/2039	50,675	49,266
5.00%, 6/1/2039	16,495	16,081
5.00%, 7/1/2039	39,755	38,625
5.00%, 9/1/2039	4,084	3,978
6.00%, 11/1/2039	27,878	28,281
5.00%, 1/1/2040	12,271	11,922
5.00%, 3/1/2040	33,833	32,871
5.00%, 4/1/2040	14,365	13,957
6.00%, 4/1/2040	31,864	32,246
5.00%, 5/1/2040	13,104	12,731
6.00%, 5/1/2040	75,952	76,864
5.00%, 7/1/2040	73,863	71,753
6.00%, 7/1/2040	118,198	119,864
4.00%, 1/1/2041	10,283	9,458
5.00%, 5/1/2041	102,786	99,839
3.50%, 11/1/2041	53,056	47,639
3.00%, 3/1/2042	8,988	7,770
3.00%, 4/1/2042	67,987	58,708
3.00%, 6/1/2042	56,215	48,455
3.50%, 7/1/2042	546,446	490,634
3.00%, 8/1/2042	32,143	27,739
3.00%, 12/1/2042	68,758	59,263
3.00%, 1/1/2043	35,992	30,950

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 2/1/2043	$19,068	$16,515
3.00%, 4/1/2043	23,480	20,190
3.00%, 6/1/2043	14,299	12,295
3.50%, 8/1/2043	611,600	549,105
3.00%, 10/1/2043	45,743	39,333
4.00%, 8/1/2044	10,295	9,432
5.00%, 8/1/2044	28,616	27,934
4.00%, 1/1/2045	31,115	28,543
4.00%, 2/1/2045	68,676	63,597
4.50%, 2/1/2045	342,287	321,014
4.00%, 8/1/2045	77,523	71,103
4.00%, 9/1/2045	12,946	11,874
4.00%, 10/1/2045	130,472	119,556
4.00%, 11/1/2045	26,859	24,634
4.00%, 12/1/2045	10,823	9,926
4.00%, 1/1/2046	34,589	31,729
2.50%, 9/1/2046	20,807	17,045
3.00%, 11/1/2046	21,759	18,578

FHLMC UMBS
3.00%, 8/1/2026	28,810	28,045
3.00%, 1/1/2027	48,854	47,354
3.00%, 2/1/2027	28,822	27,890
3.00%, 4/1/2027	173,425	167,765
2.50%, 6/1/2027	17,545	16,822
2.50%, 3/1/2028	634,036	604,404
3.00%, 8/1/2029	92,061	87,563
2.50%, 8/1/2030	759,738	706,535
2.50%, 11/1/2030	29,142	27,615
3.00%, 5/1/2031	49,573	47,728
2.00%, 8/1/2031	24,682	22,505
4.00%, 8/1/2031	60,477	58,190
4.00%, 9/1/2031	54,527	52,269
2.00%, 11/1/2031	39,601	36,055
2.50%, 12/1/2031	532,357	491,430
2.00%, 1/1/2032	79,685	72,366
4.00%, 1/1/2032	73,847	70,701
2.00%, 2/1/2032	84,821	76,578
3.50%, 2/1/2032	135,449	127,982
4.00%, 2/1/2032	114,618	109,797
3.50%, 3/1/2032	113,504	107,044
3.50%, 7/1/2032	87,882	82,689
2.00%, 12/1/2032	656,054	595,608
3.00%, 4/1/2033	1,137,670	1,082,503
3.50%, 5/1/2033	27,510	25,807

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 10/1/2033	$1,234,135	$1,162,886
2.00%, 10/1/2035	1,010,976	878,148
1.50%, 2/1/2036	1,088,086	918,066
2.00%, 3/1/2036	379,322	330,606
1.50%, 4/1/2036	286,465	242,261
4.00%, 5/1/2036	20,658	19,864
5.00%, 3/1/2038	43,799	42,767
5.00%, 7/1/2039	62,473	60,611
3.00%, 9/1/2039	96,059	84,636
3.00%, 10/1/2039	27,141	23,894
5.00%, 10/1/2039	22,204	21,552
3.00%, 11/1/2039	107,338	93,879
5.00%, 1/1/2040	22,728	22,132
5.00%, 3/1/2040	34,567	33,538
5.00%, 5/1/2040	48,719	47,269
2.00%, 7/1/2040	100,226	81,971
1.50%, 10/1/2040	515,981	408,806
3.50%, 12/1/2040	38,451	34,477
2.00%, 1/1/2041	158,275	129,333
2.00%, 2/1/2041	924,005	755,059
1.50%, 3/1/2041	672,317	530,528
2.00%, 3/1/2041	573,637	469,141
4.50%, 3/1/2041	65,450	62,203
4.50%, 4/1/2041	14,888	14,150
1.50%, 5/1/2041	554,614	436,959
2.50%, 6/1/2041	441,816	372,681
2.00%, 10/1/2041	487,882	395,167
4.00%, 1/1/2042	50,087	46,323
5.00%, 2/1/2042	39,910	38,702
3.50%, 11/1/2042	68,494	61,411
3.50%, 1/1/2043	33,662	30,182
3.50%, 2/1/2043	23,704	21,253
2.50%, 6/1/2043	356,456	292,926
4.00%, 12/1/2043	10,272	9,425
4.50%, 3/1/2044	47,707	45,264
4.00%, 6/1/2044	3,697	3,378
4.50%, 7/1/2044	17,279	16,351
4.00%, 8/1/2044	11,124	10,178
4.50%, 12/1/2044	11,889	11,240
4.00%, 2/1/2045	13,735	12,702
4.50%, 9/1/2045	8,578	8,110
4.00%, 10/1/2045	35,439	32,459
4.00%, 12/1/2045	18,216	16,704
4.50%, 12/1/2045	539,066	509,663
3.00%, 1/1/2046	37,889	32,329
4.00%, 1/1/2046	31,265	28,645

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 2/1/2046	$217,362	$199,637
4.50%, 4/1/2046	28,501	27,017
4.00%, 11/1/2046	161,852	146,529
4.50%, 3/1/2047	399,847	377,601
4.50%, 8/1/2048	387,129	363,593
2.00%, 5/1/2052	1,370,341	1,036,193
6.00%, 6/1/2053	807,516	801,058
6.00%, 10/1/2053	427,143	423,308
7.00%, 12/1/2053	648,816	662,374
6.50%, 4/1/2054	989,199	996,825

FNMA UMBS
3.50%, 12/1/2025	271,422	266,580
4.00%, 5/1/2026	161,737	159,303
3.00%, 11/1/2026	438,732	425,826
3.00%, 12/1/2026	128,792	124,891
3.50%, 12/1/2026	161,926	158,751
3.00%, 1/1/2027	41,660	40,381
3.00%, 2/1/2027	50,820	49,219
3.00%, 6/1/2027	173,149	167,154
3.00%, 8/1/2027	199,186	192,152
3.00%, 10/1/2027	57,563	55,403
3.00%, 11/1/2027	67,146	64,678
2.50%, 12/1/2027	137,214	130,978
2.50%, 1/1/2028	771,704	733,438
2.50%, 4/1/2028	44,819	42,701
2.50%, 9/1/2028	35,663	34,094
3.50%, 12/1/2028	69,146	66,687
3.00%, 2/1/2029	90,674	86,601
2.50%, 3/1/2029	171,043	162,931
2.50%, 6/1/2029	62,164	59,379
3.50%, 12/1/2029	565,701	542,504
3.50%, 4/1/2030	569,155	545,827
2.50%, 7/1/2030	159,392	151,694
3.00%, 7/1/2030	619,586	592,035
2.50%, 8/1/2030	761,227	708,462
3.00%, 9/1/2030	888,265	849,967
3.50%, 10/1/2030	42,087	40,041
3.50%, 11/1/2030	7,235	6,884
3.00%, 12/1/2030	1,199,165	1,129,848
3.50%, 2/1/2031	616,693	593,942
2.50%, 3/1/2031	335,632	318,050
4.00%, 8/1/2031	145,248	139,338
2.00%, 9/1/2031	20,578	18,748
2.00%, 11/1/2031	48,726	44,357
4.00%, 12/1/2031	51,141	48,978
4.00%, 3/1/2032	37,038	35,467

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.50%, 7/1/2032	$197,109	$185,720
3.50%, 10/1/2032	174,409	170,327
6.00%, 12/1/2032	8,323	8,441
6.00%, 4/1/2033	6,022	6,100
4.00%, 10/1/2033	29,238	28,109
4.00%, 3/1/2034	308,856	303,140
6.00%, 8/1/2034	27,738	28,101
6.50%, 9/1/2034	77,780	79,384
6.00%, 12/1/2034	131,152	132,872
3.00%, 2/1/2035	610,068	577,818
3.00%, 7/1/2035	874,823	821,852
5.00%, 8/1/2035	18,100	17,673
1.50%, 10/1/2035	144,973	122,869
6.00%, 11/1/2035	25,848	26,187
5.00%, 12/1/2035	40,055	39,111
6.00%, 6/1/2036	36,496	36,976
2.00%, 7/1/2036	857,898	744,101
2.50%, 7/1/2036	672,066	596,499
5.00%, 7/1/2036	17,603	17,188
6.50%, 8/1/2036	13,034	13,336
2.50%, 11/1/2036	317,152	278,954
6.00%, 11/1/2036	35,335	35,799
1.50%, 2/1/2037	813,109	683,990
2.50%, 4/1/2037	747,371	655,772
1.50%, 8/1/2037	280,375	236,006
6.00%, 8/1/2037	121,013	122,601
6.00%, 9/1/2037	17,959	18,195
6.50%, 10/1/2037	28,029	28,688
5.00%, 3/1/2038	45,402	44,182
5.00%, 5/1/2038	34,455	33,643
6.00%, 5/1/2038	12,238	12,394
6.00%, 9/1/2038	22,476	22,735
5.00%, 6/1/2039	39,813	38,825
3.50%, 8/1/2039	432,710	402,137
5.00%, 10/1/2039	36,765	35,670
3.00%, 1/1/2040	34,321	29,963
5.00%, 2/1/2040	34,503	33,818
5.00%, 6/1/2040	12,662	12,284
6.00%, 6/1/2040	94,739	95,753
3.50%, 1/1/2041	31,773	28,491
1.50%, 2/1/2041	744,870	588,323
3.50%, 2/1/2041	20,783	18,637
1.50%, 4/1/2041	402,519	317,423
2.00%, 5/1/2041	461,230	377,307
4.50%, 5/1/2041	35,392	33,636
5.00%, 5/1/2041	28,436	27,573

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
6.00%, 5/1/2041	$20,912	$21,174
4.50%, 6/1/2041	11,063	10,514
2.50%, 7/1/2041	556,327	465,355
5.00%, 7/1/2041	366,494	355,367
6.00%, 7/1/2041	23,698	24,009
4.50%, 8/1/2041	101,900	96,847
5.00%, 8/1/2041	54,616	53,007
4.00%, 9/1/2041	165,843	152,974
4.50%, 9/1/2041	65,362	62,119
3.50%, 10/1/2041	115,695	103,736
4.00%, 10/1/2041	44,391	41,053
5.00%, 10/1/2041	56,659	54,930
4.00%, 11/1/2041	63,604	58,418
4.00%, 12/1/2041	15,921	14,622
4.00%, 1/1/2042	143,956	130,656
4.50%, 1/1/2042	16,053	15,257
6.00%, 1/1/2042	58,375	59,145
3.00%, 3/1/2042	24,488	21,104
4.00%, 3/1/2042	72,932	67,353
3.00%, 4/1/2042	44,945	38,737
4.50%, 4/1/2042	80,125	76,154
3.50%, 5/1/2042	21,492	19,270
4.50%, 5/1/2042	57,838	54,970
3.50%, 6/1/2042	39,075	35,036
3.50%, 7/1/2042	122,720	110,033
4.00%, 7/1/2042	97,884	90,639
3.50%, 8/1/2042	36,638	32,850
3.00%, 9/1/2042	63,367	54,478
3.50%, 9/1/2042	11,885	10,656
4.00%, 9/1/2042	61,523	56,898
3.00%, 10/1/2042	127,452	109,800
3.50%, 10/1/2042	22,460	20,138
2.50%, 12/1/2042	214,029	175,884
3.00%, 12/1/2042	123,732	106,247
2.50%, 1/1/2043	7,465	6,135
3.00%, 1/1/2043	122,082	104,828
3.50%, 1/1/2043	34,580	31,005
4.00%, 1/1/2043	65,375	60,045
4.50%, 1/1/2043	162,222	154,183
2.50%, 2/1/2043	283,701	232,833
3.00%, 2/1/2043	166,076	142,618
3.50%, 2/1/2043	64,003	57,386
3.50%, 3/1/2043	75,878	68,034
2.50%, 5/1/2043	11,363	9,248
2.50%, 6/1/2043	6,042	4,978
4.00%, 8/1/2043	35,235	32,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.00%, 9/1/2043	$82,959	$76,177
4.50%, 9/1/2043	24,296	23,026
4.00%, 10/1/2043	102,661	94,224
4.00%, 11/1/2043	219,523	202,826
4.50%, 11/1/2043	79,841	75,579
4.50%, 12/1/2043	59,251	56,103
4.00%, 1/1/2044	84,165	77,239
4.50%, 2/1/2044	16,111	15,233
4.50%, 3/1/2044	98,478	94,701
5.00%, 3/1/2044	16,083	15,564
4.00%, 4/1/2044	799,729	730,987
4.50%, 4/1/2044	174,064	164,755
5.00%, 6/1/2044	28,248	27,361
4.00%, 10/1/2044	32,129	29,650
4.50%, 10/1/2044	7,268	6,871
4.50%, 12/1/2044	30,733	29,058
4.00%, 2/1/2045	24,501	22,446
4.50%, 2/1/2045	102,674	97,076
4.00%, 4/1/2045	21,536	19,734
4.00%, 8/1/2045	9,898	9,066
4.00%, 11/1/2045	61,238	56,113
4.50%, 11/1/2045	70,541	66,846
4.00%, 12/1/2045	136,409	126,152
4.00%, 2/1/2046	6,767	6,247
4.50%, 3/1/2046	110,128	104,415
4.00%, 4/1/2046	10,220	9,371
2.50%, 6/1/2046	66,930	55,014
4.50%, 6/1/2046	75,185	71,085
4.50%, 7/1/2046	15,310	14,462
4.50%, 8/1/2046	12,460	11,780
2.50%, 10/1/2046	55,814	45,730
4.50%, 10/1/2046	26,184	24,713
2.50%, 12/1/2046	18,718	15,255
4.50%, 1/1/2047	23,991	22,657
4.00%, 2/1/2047	26,603	24,452
4.50%, 2/1/2047	29,552	28,026
4.50%, 5/1/2047	468,392	438,697
4.50%, 7/1/2047	64,310	60,799
5.00%, 7/1/2047	25,703	24,967
5.50%, 2/1/2049	1,607,364	1,608,240
6.00%, 2/1/2049	73,020	75,009
4.50%, 7/1/2049	439,161	410,296
4.50%, 11/1/2049	438,327	414,253
4.00%, 1/1/2050	894,203	807,993
4.50%, 5/1/2050	713,596	664,976
5.00%, 6/1/2050	1,008,995	971,474

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.50%, 7/1/2050	$449,792	$396,530
4.00%, 7/1/2050	1,240,444	1,118,074
4.50%, 10/1/2050	1,146,022	1,075,196
5.00%, 10/1/2050	932,362	897,654
1.50%, 2/1/2051	688,914	495,641
1.50%, 10/1/2051	1,316,483	944,697
6.50%, 11/1/2053	933,485	940,682
7.50%, 11/1/2053	905,604	937,060
7.00%, 12/1/2053	906,486	926,139
7.50%, 3/1/2054	756,211	782,454

GNMA
5.50%, 8/20/2033	22,987	23,276
5.50%, 11/20/2033	21,786	22,060
5.50%, 3/20/2034	26,761	27,097
5.50%, 7/20/2034	16,822	17,033
5.50%, 9/20/2034	7,485	7,376
5.50%, 3/20/2036	57,084	57,802
5.50%, 9/20/2038	34,337	34,769
5.50%, 2/20/2039	56,712	57,427
4.50%, 5/15/2039	1,390,810	1,330,190
5.00%, 11/15/2039	469,127	457,615
4.00%, 6/15/2040	278,823	259,323
4.00%, 8/15/2040	277,411	257,958
4.00%, 11/15/2040	210,063	194,852
5.50%, 12/20/2040	16,230	16,419
5.50%, 1/20/2041	16,945	17,158
4.00%, 9/15/2041	794,711	731,469
5.50%, 12/20/2041	42,175	41,961
5.50%, 2/20/2042	11,429	11,573
3.00%, 4/15/2042	958,758	837,381
3.50%, 6/15/2042	423,605	382,595
2.50%, 3/20/2043	36,591	30,598
2.50%, 5/20/2043	53,375	44,631
5.50%, 3/20/2044	47,730	48,330
4.50%, 10/20/2044	108,389	103,789
2.50%, 11/20/2044	32,849	27,469
5.00%, 6/20/2045	129,548	127,403
4.00%, 8/15/2045	1,041,289	961,166
4.50%, 12/20/2045	226,016	215,587
4.50%, 4/20/2046	262,849	251,693
5.00%, 5/20/2046	320,988	315,674
3.50%, 6/15/2046	1,682,372	1,520,644
3.50%, 10/20/2047	964,570	859,768
4.00%, 2/20/2048	856,409	787,053
5.00%, 5/20/2048	118,250	114,978
5.50%, 1/20/2049	275,997	273,978

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.50%, 7/20/2049	$7,650	$7,644
4.00%, 12/20/2051	384,265	350,971
5.50%, 12/20/2052	539,643	529,561
6.00%, 1/20/2053	483,543	486,175
6.50%, 6/20/2053	1,457,712	1,478,164
7.00%, 8/20/2053	1,447,422	1,475,537
Total Mortgage-Backed Securities (Cost $84,584,103)		78,362,350

Total Investments – 99.4% (Cost $84,584,103)		78,362,350

Other assets less liabilities – 0.6%		495,793
NET ASSETS – 100.0%		$78,858,143

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

UMBS – Uniform Mortgage-Backed Securities

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,416
Aggregate gross unrealized depreciation	(6,644,496)
Net unrealized depreciation	$(6,379,080)
Federal income tax cost	$84,741,430

Security Type	% of Net Assets
Mortgage-Backed Securities	99.4%
Others(1)	0.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.1%

Aerospace & Defense – 1.6%

Boeing Co. (The)
2.75%, 2/1/2026	$150,000	$141,324
2.20%, 2/4/2026	500,000	466,388
5.15%, 5/1/2030	350,000	331,027

GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	200,000	193,437

General Dynamics Corp.
1.15%, 6/1/2026	250,000	229,452
3.50%, 4/1/2027	50,000	47,727

HEICO Corp.
5.25%, 8/1/2028(a)	250,000	247,341
5.35%, 8/1/2033	100,000	98,207

Hexcel Corp.
4.20%, 2/15/2027(b)	50,000	47,861

Howmet Aerospace, Inc.
6.88%, 5/1/2025	300,000	302,265
6.75%, 1/15/2028	100,000	103,243
3.00%, 1/15/2029	550,000	487,787

Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	200,000	195,806
2.04%, 8/16/2028	350,000	301,758
4.20%, 5/1/2030	300,000	275,550

Leidos, Inc.
3.63%, 5/15/2025	200,000	195,309
4.38%, 5/15/2030	252,000	233,136
2.30%, 2/15/2031	300,000	241,960
5.75%, 3/15/2033	130,000	129,167

Lockheed Martin Corp.
3.55%, 1/15/2026	152,000	147,682
4.45%, 5/15/2028	60,000	58,398
4.50%, 2/15/2029	200,000	194,506
3.90%, 6/15/2032	140,000	127,764

Precision Castparts Corp.
3.25%, 6/15/2025	200,000	195,128

Textron, Inc.
3.65%, 3/15/2027	325,000	308,203
3.90%, 9/17/2029	200,000	184,161
3.00%, 6/1/2030	400,000	344,771
6.10%, 11/15/2033	100,000	101,520
		5,930,878

Investments	Principal Amount	Value

Air Freight & Logistics – 0.0%(c)

CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	$112,000	$106,959

Automobile Components – 0.0%(c)

Lear Corp.
4.25%, 5/15/2029	150,000	140,744

Banks – 23.0%

Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/2026(d)	400,000	398,846
7.88%, 11/15/2034(d)	400,000	428,494
6.03%, 3/13/2035(d)	200,000	195,724

Banco Santander SA
5.15%, 8/18/2025	400,000	395,211
5.18%, 11/19/2025	481,000	474,339
1.85%, 3/25/2026(a)	110,000	102,074
1.72%, 9/14/2027(d)	2,000	1,810
2.75%, 12/3/2030	200,000	162,740
6.92%, 8/8/2033	400,000	406,551
6.35%, 3/14/2034	200,000	195,073

Bank of America Corp.
1.32%, 6/19/2026(d)	350,000	332,604
4.83%, 7/22/2026(d)	700,000	691,039
1.20%, 10/24/2026(d)	250,000	233,543
5.08%, 1/20/2027(d)	250,000	247,349
Series N, 1.66%, 3/11/2027(d)	200,000	185,570
3.56%, 4/23/2027(d)	431,000	413,543
1.73%, 7/22/2027(d)	1,524,000	1,398,175
5.93%, 9/15/2027(d)	250,000	251,163
3.82%, 1/20/2028(d)	650,000	620,417
2.55%, 2/4/2028(d)	350,000	322,370
3.71%, 4/24/2028(d)	550,000	520,805
4.38%, 4/27/2028(d)	650,000	628,253
3.59%, 7/21/2028(d)	500,000	469,987
4.95%, 7/22/2028(d)	200,000	196,197
3.42%, 12/20/2028(d)	100,000	92,689
3.97%, 3/5/2029(d)	250,000	235,354
5.20%, 4/25/2029(d)	230,000	226,440
4.27%, 7/23/2029(d)	350,000	331,984
5.82%, 9/15/2029(d)	100,000	100,588
3.97%, 2/7/2030(d)	300,000	278,846
3.19%, 7/23/2030(d)	200,000	177,727

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
2.69%, 4/22/2032(d)	$9,000	$7,415
5.29%, 4/25/2034(d)	181,000	174,345
5.47%, 1/23/2035(d)	150,000	145,870
2.48%, 9/21/2036(a) (d)	800,000	625,326
3.85%, 3/8/2037(d)	900,000	775,112

Bank of America NA
5.65%, 8/18/2025	100,000	100,156

Bank of Montreal
1.85%, 5/1/2025	250,000	240,990
3.80%, 12/15/2032(d)	495,000	458,242
3.09%, 1/10/2037(d)	600,000	476,904
7.70%, 5/26/2084(d)	250,000	249,560

Bank of Nova Scotia (The)
4.50%, 12/16/2025	500,000	488,910
2.95%, 3/11/2027	100,000	93,485
4.85%, 2/1/2030	200,000	193,675
4.59%, 5/4/2037(d)	500,000	441,378
Series 2, 3.63%, 10/27/2081(d)	200,000	159,153
8.63%, 10/27/2082(d)	450,000	463,293
8.00%, 1/27/2084(d)	200,000	201,062

Bank OZK
2.75%, 10/1/2031(d)	201,000	165,121

BankUnited, Inc.
4.88%, 11/17/2025	200,000	194,844
5.13%, 6/11/2030	80,000	72,088

Barclays plc
5.20%, 5/12/2026	372,000	365,022
5.09%, 6/20/2030(d)	400,000	377,205
7.44%, 11/2/2033(d)	200,000	216,340
7.12%, 6/27/2034(d)	650,000	670,227
3.56%, 9/23/2035(d)	400,000	339,352

Canadian Imperial Bank of Commerce
6.09%, 10/3/2033	125,000	127,172

Citigroup, Inc.
4.40%, 6/10/2025	250,000	246,187
4.60%, 3/9/2026	734,000	718,619
5.61%, 9/29/2026(d)	250,000	249,450
3.20%, 10/21/2026	403,000	380,500
4.30%, 11/20/2026	50,000	48,460
1.46%, 6/9/2027(d)	150,000	137,341
4.45%, 9/29/2027	700,000	673,661
3.89%, 1/10/2028(d)	850,000	812,530

Investments	Principal Amount	Value

Banks – (continued)
3.07%, 2/24/2028(d)	$800,000	$746,648
4.66%, 5/24/2028(d)	200,000	195,074
3.67%, 7/24/2028(d)	600,000	565,365
4.13%, 7/25/2028	954,000	898,467
4.08%, 4/23/2029(d)	52,000	49,132
5.17%, 2/13/2030(d)	250,000	244,491
3.98%, 3/20/2030(d)	957,000	886,690
2.98%, 11/5/2030(d)	200,000	174,385
4.41%, 3/31/2031(d)	100,000	93,345
2.57%, 6/3/2031(d)	100,000	83,656
2.56%, 5/1/2032(d)	200,000	162,829
6.63%, 6/15/2032	150,000	156,735
3.06%, 1/25/2033(d)	150,000	124,056
3.79%, 3/17/2033(d)	300,000	260,659
4.91%, 5/24/2033(d)	200,000	187,701
6.27%, 11/17/2033(d)	253,000	259,606
6.17%, 5/25/2034(d)	1,200,000	1,190,928
5.83%, 2/13/2035(d)	750,000	721,843

Citizens Bank NA
3.75%, 2/18/2026	275,000	264,117
4.58%, 8/9/2028(d)	500,000	473,647

Citizens Financial Group, Inc.
2.64%, 9/30/2032	250,000	186,132
5.64%, 5/21/2037(d)	150,000	136,593

Comerica Bank
4.00%, 7/27/2025	250,000	242,021
5.33%, 8/25/2033(d)	250,000	218,819

Comerica, Inc.
4.00%, 2/1/2029	233,000	210,242
5.98%, 1/30/2030(d)	200,000	194,218

Cooperatieve Rabobank UA
5.50%, 7/18/2025	300,000	299,860
5.50%, 10/5/2026	250,000	250,306
5.04%, 3/5/2027	250,000	247,643
4.80%, 1/9/2029	250,000	243,805

Discover Bank
4.25%, 3/13/2026	250,000	242,084
3.45%, 7/27/2026	502,000	474,359
4.65%, 9/13/2028	327,000	309,936
2.70%, 2/6/2030	53,000	44,454

Fifth Third Bancorp
1.71%, 11/1/2027(a) (d)	150,000	135,573
6.36%, 10/27/2028(d)	705,000	710,694
6.34%, 7/27/2029(d)	200,000	202,279
4.77%, 7/28/2030(d)	306,000	288,623

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	305

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Fifth Third Bank NA
3.85%, 3/15/2026	$243,000	$233,414

First Horizon Bank
5.75%, 5/1/2030	250,000	230,737

HSBC Holdings plc
4.25%, 8/18/2025	500,000	488,698
2.10%, 6/4/2026(d)	600,000	575,081
4.29%, 9/12/2026(d)	150,000	146,703
4.38%, 11/23/2026	740,000	716,157
1.59%, 5/24/2027(d)	650,000	595,547
5.89%, 8/14/2027(d)	450,000	450,385
2.25%, 11/22/2027(d)	700,000	640,315
4.04%, 3/13/2028(d)	414,000	394,420
4.76%, 6/9/2028(d)	280,000	271,774
5.21%, 8/11/2028(d)	250,000	246,034
2.01%, 9/22/2028(d)	200,000	176,684
7.39%, 11/3/2028(d)	283,000	296,679
6.16%, 3/9/2029(d)	250,000	252,826
4.58%, 6/19/2029(d)	620,000	591,190
2.21%, 8/17/2029(d)	650,000	560,836
4.95%, 3/31/2030	250,000	241,383
3.97%, 5/22/2030(d)	1,128,000	1,033,763
2.36%, 8/18/2031(d)	150,000	122,010
7.63%, 5/17/2032	200,000	218,796
2.80%, 5/24/2032(d)	202,000	164,786
2.87%, 11/22/2032(d)	200,000	162,214
4.76%, 3/29/2033(d)	602,000	545,040
5.40%, 8/11/2033(d)	202,000	195,266
8.11%, 11/3/2033(d)	400,000	445,931
6.25%, 3/9/2034(d)	300,000	306,409
6.55%, 6/20/2034(d)	800,000	809,629
7.40%, 11/13/2034(d)	250,000	265,854

Huntington Bancshares, Inc.
4.44%, 8/4/2028(d)	251,000	240,457
6.21%, 8/21/2029(d)	480,000	482,034
5.71%, 2/2/2035(d)	350,000	335,546
2.49%, 8/15/2036(d)	300,000	220,693

Huntington National Bank (The)
4.55%, 5/17/2028(d)	250,000	240,761
5.65%, 1/10/2030	344,000	337,867

ING Groep NV
1.73%, 4/1/2027(d)	112,000	103,656
6.08%, 9/11/2027(d)	600,000	602,809

Investments	Principal Amount	Value

Banks – (continued)
4.02%, 3/28/2028(d)	$400,000	$381,476
6.11%, 9/11/2034(d)	200,000	201,147

JPMorgan Chase & Co.
3.90%, 7/15/2025	100,000	98,082
1.05%, 11/19/2026(d)	290,000	269,874
3.96%, 1/29/2027(d)	150,000	145,618
1.04%, 2/4/2027(d)	100,000	92,174
1.58%, 4/22/2027(d)	1,382,000	1,275,298
1.47%, 9/22/2027(d)	550,000	498,808
6.07%, 10/22/2027(d)	250,000	252,940
5.04%, 1/23/2028(d)	250,000	246,453
3.78%, 2/1/2028(d)	400,000	381,625
5.57%, 4/22/2028(d)	150,000	149,882
4.32%, 4/26/2028(d)	250,000	241,679
3.54%, 5/1/2028(d)	150,000	141,543
2.18%, 6/1/2028(d)	271,000	244,989
4.85%, 7/25/2028(d)	250,000	244,880
3.51%, 1/23/2029(d)	220,000	204,995
4.01%, 4/23/2029(d)	502,000	473,944
2.07%, 6/1/2029(d)	150,000	131,079
4.20%, 7/23/2029(d)	253,000	239,895
5.30%, 7/24/2029(d)	150,000	148,399
6.09%, 10/23/2029(d)	200,000	204,082
4.45%, 12/5/2029(d)	353,000	337,807
5.01%, 1/23/2030(d)	320,000	312,235
5.58%, 4/22/2030(d)	150,000	149,867
3.70%, 5/6/2030(d)	440,000	403,648
4.57%, 6/14/2030(d)	400,000	382,318
8.75%, 9/1/2030	60,000	69,547
2.74%, 10/15/2030(d)	225,000	195,103
2.52%, 4/22/2031(d)	200,000	168,797
2.96%, 5/13/2031(d)	750,000	641,843
1.95%, 2/4/2032(d)	100,000	79,345
2.58%, 4/22/2032(d)	160,000	131,657
2.55%, 11/8/2032(d)	135,000	109,527
2.96%, 1/25/2033(d)	200,000	166,178
4.59%, 4/26/2033(d)	163,000	151,691
4.91%, 7/25/2033(d)	350,000	332,761
5.72%, 9/14/2033(d)	650,000	647,547
5.35%, 6/1/2034(d)	300,000	291,739
6.25%, 10/23/2034(d)	300,000	310,673
5.34%, 1/23/2035(d)	300,000	290,797
5.77%, 4/22/2035(d)	200,000	200,134

KeyBank NA
4.15%, 8/8/2025	653,000	633,872
4.70%, 1/26/2026	250,000	243,310

See Accompanying Notes to the Financial Statements.

306	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
3.40%, 5/20/2026	$255,000	$239,471
5.85%, 11/15/2027	505,000	495,858

KeyCorp
2.25%, 4/6/2027	303,000	270,964
4.10%, 4/30/2028	352,000	326,761
6.40%, 3/6/2035(d)	100,000	98,370

Lloyds Banking Group plc
4.72%, 8/11/2026(d)	250,000	246,068
1.63%, 5/11/2027(d)	75,000	68,833
5.99%, 8/7/2027(d)	200,000	200,293
3.75%, 3/18/2028(a) (d)	300,000	284,175

M&T Bank Corp.
4.55%, 8/16/2028(a) (d)	471,000	443,963
7.41%, 10/30/2029(d)	250,000	259,228
6.08%, 3/13/2032(d)	150,000	146,553
5.05%, 1/27/2034(d)	375,000	337,542

Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	250,000	246,547
4.65%, 1/27/2026	505,000	491,712
3.40%, 8/17/2027	303,000	277,393
4.70%, 1/27/2028	502,000	475,257

Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	252,000	244,645
2.34%, 1/19/2028(d)	200,000	183,444
3.74%, 3/7/2029	200,000	186,311
3.20%, 7/18/2029(a)	200,000	179,159
2.31%, 7/20/2032(d)	200,000	160,826
5.44%, 2/22/2034(a) (d)	200,000	197,576

Mizuho Financial Group, Inc.
4.02%, 3/5/2028	83,000	78,873
5.74%, 5/27/2031(d)	200,000	199,320
2.56%, 9/13/2031	250,000	198,840

Morgan Stanley Bank NA
4.95%, 1/14/2028(d)	50,000	49,251

National Australia Bank Ltd.
4.97%, 1/12/2026	250,000	248,160

National Bank of Canada
5.60%, 12/18/2028	250,000	249,524

NatWest Group plc
7.47%, 11/10/2026(d)	50,000	51,150
1.64%, 6/14/2027(d)	200,000	183,325

Investments	Principal Amount	Value

Banks – (continued)
3.07%, 5/22/2028(d)	$225,000	$207,953
4.89%, 5/18/2029(d)	50,000	48,202
5.81%, 9/13/2029(d)	50,000	49,892
5.08%, 1/27/2030(d)	143,000	138,165
4.45%, 5/8/2030(d)	435,000	407,766
6.48%, 6/1/2034(d)	250,000	251,049
5.78%, 3/1/2035(d)	250,000	244,853
3.03%, 11/28/2035(d)	300,000	246,314

PNC Bank NA
4.05%, 7/26/2028	200,000	187,363

PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026	250,000	227,556
2.55%, 1/22/2030(a)	200,000	170,804
4.63%, 6/6/2033(d)	50,000	45,738

Regions Financial Corp.
2.25%, 5/18/2025	342,000	329,433
1.80%, 8/12/2028	160,000	135,929

Royal Bank of Canada
3.63%, 5/4/2027	250,000	237,823

Santander Holdings USA, Inc.
3.45%, 6/2/2025	40,000	38,830
4.50%, 7/17/2025	72,000	70,671
3.24%, 10/5/2026	400,000	374,904
2.49%, 1/6/2028(d)	250,000	226,534
6.57%, 6/12/2029(d)	100,000	101,437

Santander UK Group Holdings plc
1.67%, 6/14/2027(d)	300,000	273,502
2.47%, 1/11/2028(d)	200,000	182,161

Sumitomo Mitsui Financial Group, Inc.
1.40%, 9/17/2026	172,000	156,187
5.52%, 1/13/2028	500,000	500,902
5.81%, 9/14/2033	200,000	202,311

Synovus Bank
5.63%, 2/15/2028	250,000	238,762

Toronto-Dominion Bank (The)
0.75%, 1/6/2026	250,000	231,335
3.63%, 9/15/2031(d)	855,000	811,504
8.13%, 10/31/2082(d)	705,000	724,954

Truist Bank
3.63%, 9/16/2025	202,000	195,986
3.30%, 5/15/2026	230,000	219,309
3.80%, 10/30/2026	360,000	343,899

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	307

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Truist Financial Corp.
4.12%, 6/6/2028(d)	$150,000	$143,260
3.88%, 3/19/2029	200,000	183,188
7.16%, 10/30/2029(d)	375,000	392,653
5.44%, 1/24/2030(d)	325,000	318,362
4.92%, 7/28/2033(d)	250,000	225,098
5.12%, 1/26/2034(d)	50,000	46,589
5.87%, 6/8/2034(d)	225,000	220,772
5.71%, 1/24/2035(d)	350,000	339,670

US Bancorp
1.45%, 5/12/2025	100,000	95,930
4.55%, 7/22/2028(d)	550,000	532,080
4.97%, 7/22/2033(d)	101,000	92,888
2.49%, 11/3/2036(a) (d)	100,000	76,228

Wachovia Corp.
7.57%, 8/1/2026(b)	115,000	119,134

Webster Financial Corp.
4.10%, 3/25/2029	115,000	103,741

Wells Fargo & Co.
3.00%, 4/22/2026	250,000	238,483
2.19%, 4/30/2026(d)	400,000	385,655
4.54%, 8/15/2026(d)	50,000	49,201
3.20%, 6/17/2027(d)	300,000	284,996
3.53%, 3/24/2028(d)	250,000	235,915
3.58%, 5/22/2028(d)	150,000	141,202
2.39%, 6/2/2028(d)	175,000	159,101
4.81%, 7/25/2028(d)	150,000	146,159
5.57%, 7/25/2029(d)	250,000	249,202
6.30%, 10/23/2029(d)	100,000	102,446
Series B, 7.95%, 11/15/2029	125,000	137,208
2.88%, 10/30/2030(d)	200,000	173,608
4.48%, 4/4/2031(d)	250,000	234,912
5.39%, 4/24/2034(d)	200,000	192,737
5.56%, 7/25/2034(d)	320,000	311,917

Wells Fargo Bank NA
5.45%, 8/7/2026	250,000	249,870
5.25%, 12/11/2026	100,000	99,518

Westpac Banking Corp.
2.85%, 5/13/2026	100,000	95,290
1.15%, 6/3/2026	250,000	229,480
5.46%, 11/18/2027	200,000	201,216
2.15%, 6/3/2031	200,000	163,597

Investments	Principal Amount	Value

Banks – (continued)
4.32%, 11/23/2031(d)	$454,000	$435,328
5.41%, 8/10/2033(d)	500,000	480,857
6.82%, 11/17/2033	250,000	264,177
4.11%, 7/24/2034(d)	554,000	504,396
2.67%, 11/15/2035(d)	650,000	525,103
3.02%, 11/18/2036(d)	500,000	401,908

Wintrust Financial Corp.
4.85%, 6/6/2029	100,000	89,917

Zions Bancorp NA
3.25%, 10/29/2029	252,000	206,413
		85,663,982

Beverages – 1.5%

Brown-Forman Corp.
4.75%, 4/15/2033(a)	130,000	124,473

Coca-Cola Co. (The)
3.45%, 3/25/2030	303,000	278,334
1.65%, 6/1/2030	550,000	451,784
2.00%, 3/5/2031	450,000	369,900
1.38%, 3/15/2031	350,000	275,624

Constellation Brands, Inc.
4.40%, 11/15/2025	200,000	196,211
4.75%, 12/1/2025	150,000	147,734
5.00%, 2/2/2026	150,000	148,339
3.70%, 12/6/2026	200,000	191,105
3.50%, 5/9/2027	250,000	236,099
4.35%, 5/9/2027(a)	250,000	242,059
3.60%, 2/15/2028	450,000	420,957
4.65%, 11/15/2028	200,000	193,248
4.80%, 1/15/2029	200,000	194,483
3.15%, 8/1/2029	200,000	178,438
2.88%, 5/1/2030	200,000	172,573
2.25%, 8/1/2031	225,000	180,173
4.75%, 5/9/2032(a)	250,000	236,216
4.90%, 5/1/2033	150,000	141,491

Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034	150,000	142,839

PepsiCo, Inc.
2.63%, 3/19/2027	250,000	233,298
7.00%, 3/1/2029	350,000	379,323
2.75%, 3/19/2030	453,000	398,258
3.90%, 7/18/2032	150,000	137,369
		5,670,328

See Accompanying Notes to the Financial Statements.

308	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Biotechnology – 0.7%

AbbVie, Inc.
2.95%, 11/21/2026	$601,000	$567,480
4.80%, 3/15/2029	150,000	147,266
3.20%, 11/21/2029	667,000	601,666
4.95%, 3/15/2031	50,000	49,044

Biogen, Inc.
4.05%, 9/15/2025	352,000	343,908
2.25%, 5/1/2030	250,000	206,431

Gilead Sciences, Inc.
3.65%, 3/1/2026	400,000	387,736

Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	365,000	291,402
		2,594,933

Building Products – 0.7%

Allegion plc
3.50%, 10/1/2029	152,000	137,315

Carlisle Cos., Inc.
3.75%, 12/1/2027	300,000	283,063
2.75%, 3/1/2030	200,000	172,334
2.20%, 3/1/2032	250,000	197,273

Lennox International, Inc.
1.35%, 8/1/2025	251,000	237,185
5.50%, 9/15/2028	150,000	149,438

Masco Corp.
3.50%, 11/15/2027	50,000	46,402
1.50%, 2/15/2028	201,000	173,146
2.00%, 10/1/2030	250,000	200,169
2.00%, 2/15/2031	150,000	119,592

Owens Corning
3.40%, 8/15/2026	150,000	142,790
3.95%, 8/15/2029	143,000	132,959

Trane Technologies Financing Ltd.
3.50%, 3/21/2026	202,000	194,165
3.80%, 3/21/2029	352,000	329,176
5.25%, 3/3/2033	130,000	127,880

Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	100,000	93,898
		2,736,785

Investments	Principal Amount	Value

Capital Markets – 6.4%

Affiliated Managers Group, Inc.
3.50%, 8/1/2025	$170,000	$165,235
3.30%, 6/15/2030	100,000	87,160

Ameriprise Financial, Inc.
5.15%, 5/15/2033	100,000	97,955

Apollo Debt Solutions BDC
6.90%, 4/13/2029(e)	100,000	99,097

Ares Capital Corp.
3.25%, 7/15/2025	400,000	385,730
3.88%, 1/15/2026	150,000	144,429
2.15%, 7/15/2026	50,000	45,913

Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	227,000	207,043

BlackRock, Inc.
3.25%, 4/30/2029(a)	200,000	182,987
4.75%, 5/25/2033	100,000	96,241

Blackstone Private Credit Fund
7.05%, 9/29/2025	500,000	504,663
2.63%, 12/15/2026	452,000	410,348
3.25%, 3/15/2027	400,000	367,084
7.30%, 11/27/2028(e)	150,000	154,051
4.00%, 1/15/2029	275,000	249,659
6.25%, 1/25/2031(e)	125,000	123,007

Blackstone Secured Lending Fund
3.63%, 1/15/2026	410,000	390,994
2.75%, 9/16/2026	252,000	231,435
2.13%, 2/15/2027	252,000	225,679
2.85%, 9/30/2028	300,000	260,868

Blue Owl Capital Corp.
4.25%, 1/15/2026	250,000	241,575
3.40%, 7/15/2026	340,000	318,813
2.63%, 1/15/2027	250,000	227,226
5.95%, 3/15/2029	400,000	392,705

Blue Owl Capital Corp. II
8.45%, 11/15/2026(e)	200,000	204,047

Blue Owl Credit Income Corp.
3.13%, 9/23/2026	300,000	274,323
4.70%, 2/8/2027	200,000	189,006
7.75%, 9/16/2027	300,000	306,370
7.95%, 6/13/2028(e)	250,000	256,082
7.75%, 1/15/2029(e)	150,000	152,536
6.65%, 3/15/2031(e)	150,000	144,383

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	309

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Blue Owl Technology Finance Corp.
2.50%, 1/15/2027	$105,000	$93,326

Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(e)	150,000	144,538

Brookfield Finance, Inc.
4.85%, 3/29/2029	100,000	97,110
6.35%, 1/5/2034	100,000	102,765

Cboe Global Markets, Inc.
3.65%, 1/12/2027	151,000	144,935
1.63%, 12/15/2030	151,000	119,676

Charles Schwab Corp. (The)
6.20%, 11/17/2029(d)	25,000	25,586
6.14%, 8/24/2034(d)	150,000	152,097

CI Financial Corp.
3.20%, 12/17/2030	50,000	39,805

Credit Suisse AG
1.25%, 8/7/2026	154,000	139,719

Deutsche Bank AG
6.12%, 7/14/2026(d)	100,000	99,928
2.13%, 11/24/2026(a) (d)	300,000	282,263
7.15%, 7/13/2027(d)	350,000	357,309
2.31%, 11/16/2027(d)	600,000	545,821
2.55%, 1/7/2028(d)	500,000	456,581
5.71%, 2/8/2028(d)	150,000	148,597
6.72%, 1/18/2029(d)	50,000	50,994
5.88%, 7/8/2031(d)	200,000	191,258
3.73%, 1/14/2032(d)	550,000	452,828
4.88%, 12/1/2032(d)	503,000	463,504
3.74%, 1/7/2033(d)	550,000	442,045
7.08%, 2/10/2034(d)	500,000	498,597

FactSet Research Systems, Inc.
2.90%, 3/1/2027	200,000	185,733
3.45%, 3/1/2032	250,000	212,070

Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	100,000	95,049
3.85%, 1/26/2027	100,000	95,925
1.95%, 10/21/2027(d)	750,000	684,807
2.64%, 2/24/2028(d)	100,000	92,241
3.62%, 3/15/2028(d)	150,000	141,931
3.69%, 6/5/2028(d)	100,000	94,612

Investments	Principal Amount	Value

Capital Markets – (continued)
3.81%, 4/23/2029(d)	$100,000	$93,490
4.22%, 5/1/2029(d)	500,000	474,438
6.48%, 10/24/2029(d)	100,000	103,184
2.38%, 7/21/2032(d)	301,000	240,882
2.65%, 10/21/2032(a) (d)	100,000	80,974
6.56%, 10/24/2034(d)	250,000	263,134

HPS Corporate Lending Fund
6.75%, 1/30/2029(e)	200,000	197,271

LPL Holdings, Inc.
6.75%, 11/17/2028	200,000	205,551

Moody’s Corp.
3.25%, 1/15/2028	140,000	131,122
4.25%, 2/1/2029	252,000	241,224
2.00%, 8/19/2031	200,000	158,936
4.25%, 8/8/2032(a)	175,000	161,278

Morgan Stanley
5.00%, 11/24/2025	250,000	247,396
3.88%, 1/27/2026	250,000	242,860
0.99%, 12/10/2026(d)	250,000	231,501
1.59%, 5/4/2027(d)	135,000	124,428
1.51%, 7/20/2027(d)	250,000	228,300
2.48%, 1/21/2028(d)	80,000	73,788
4.21%, 4/20/2028(d)	100,000	96,325
+ 0.00%), 3.59%, 7/22/2028(f)	150,000	141,146
6.30%, 10/18/2028(d)	100,000	102,117
3.77%, 1/24/2029(d)	125,000	117,300
5.12%, 2/1/2029(d)	100,000	98,416
5.16%, 4/20/2029(d)	100,000	98,366
5.45%, 7/20/2029(d)	100,000	99,388
6.41%, 11/1/2029(d)	100,000	103,111
5.17%, 1/16/2030(d)	150,000	147,074
4.43%, 1/23/2030(d)	113,000	107,489
2.70%, 1/22/2031(d)	125,000	107,076
3.62%, 4/1/2031(d)	125,000	112,351
1.79%, 2/13/2032(d)	100,000	78,030
7.25%, 4/1/2032	25,000	27,892
1.93%, 4/28/2032(d)	100,000	78,333
2.24%, 7/21/2032(d)	150,000	119,281
2.51%, 10/20/2032(d)	100,000	80,469
2.94%, 1/21/2033(d)	100,000	82,544
4.89%, 7/20/2033(d)	75,000	70,663
6.34%, 10/18/2033(a) (d)	303,000	314,258
5.25%, 4/21/2034(d)	125,000	119,944
5.42%, 7/21/2034(d)	100,000	97,034

See Accompanying Notes to the Financial Statements.

310	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)
6.63%, 11/1/2034(d)	$75,000	$79,138
5.47%, 1/18/2035(d)	100,000	97,288

Nasdaq, Inc.
5.35%, 6/28/2028	100,000	99,481
5.55%, 2/15/2034	300,000	293,418

Nomura Holdings, Inc.
5.84%, 1/18/2028	200,000	200,660
6.07%, 7/12/2028	200,000	202,350
2.68%, 7/16/2030	200,000	166,762

S&P Global, Inc.
2.95%, 1/22/2027	500,000	470,322
2.45%, 3/1/2027	550,000	509,067
2.70%, 3/1/2029	402,000	358,402
4.25%, 5/1/2029	300,000	286,849
2.50%, 12/1/2029	250,000	216,802
1.25%, 8/15/2030	200,000	158,051
2.90%, 3/1/2032	475,000	401,774
5.25%, 9/15/2033(e)	225,000	222,976

Sixth Street Lending Partners
6.50%, 3/11/2029(e)	150,000	147,193

State Street Corp.
5.16%, 5/18/2034(d)	150,000	144,959

Stifel Financial Corp.
4.00%, 5/15/2030	101,000	90,396
		23,832,546

Chemicals – 0.8%

Celanese US Holdings LLC
6.33%, 7/15/2029	150,000	152,161

Dow Chemical Co. (The)
7.38%, 11/1/2029	202,000	219,437

FMC Corp.
3.20%, 10/1/2026	51,000	48,035

Huntsman International LLC
4.50%, 5/1/2029	150,000	139,959

Linde, Inc.
3.20%, 1/30/2026	200,000	192,805

LYB International Finance II BV
3.50%, 3/2/2027	110,000	104,147

LYB International Finance III LLC
1.25%, 10/1/2025	200,000	187,434

Investments	Principal Amount	Value

Chemicals – (continued)

NewMarket Corp.
2.70%, 3/18/2031	$100,000	$82,219

RPM International, Inc.
4.55%, 3/1/2029	250,000	237,721
2.95%, 1/15/2032	100,000	82,178

Sherwin-Williams Co. (The)
3.45%, 8/1/2025	350,000	340,125
4.25%, 8/8/2025	250,000	245,735
3.95%, 1/15/2026	150,000	146,064
3.45%, 6/1/2027	250,000	236,044
2.95%, 8/15/2029	351,000	311,071
2.30%, 5/15/2030	250,000	209,214
		2,934,349

Commercial Services & Supplies – 1.3%

Cintas Corp. No. 2
3.70%, 4/1/2027	300,000	288,444
4.00%, 5/1/2032	265,000	242,092

RELX Capital, Inc.
4.00%, 3/18/2029	352,000	332,409
3.00%, 5/22/2030	352,000	309,777
4.75%, 5/20/2032	200,000	192,244

Republic Services, Inc.
0.88%, 11/15/2025	250,000	232,732
2.90%, 7/1/2026	250,000	238,186
3.38%, 11/15/2027	200,000	188,078
3.95%, 5/15/2028	151,000	143,565
4.88%, 4/1/2029	225,000	220,603
2.30%, 3/1/2030	200,000	169,294
1.75%, 2/15/2032	300,000	231,076
2.38%, 3/15/2033	175,000	137,511
5.00%, 12/15/2033	200,000	192,603

Veralto Corp.
5.50%, 9/18/2026(e)	350,000	347,905
5.35%, 9/18/2028(e)	225,000	223,237
5.45%, 9/18/2033(e)	150,000	147,130

Waste Connections, Inc.
5.00%, 3/1/2034	150,000	143,378

Waste Management, Inc.
4.88%, 2/15/2029	150,000	148,192
4.63%, 2/15/2030	151,000	146,218
4.15%, 4/15/2032	100,000	92,878
4.63%, 2/15/2033	100,000	95,190
4.88%, 2/15/2034	275,000	264,406
		4,727,148

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	311

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Communications Equipment – 1.2%

Cisco Systems, Inc.
2.95%, 2/28/2026	$150,000	$143,983
2.50%, 9/20/2026	200,000	188,366
4.85%, 2/26/2029	475,000	469,072
4.95%, 2/26/2031	400,000	393,422
5.05%, 2/26/2034	850,000	831,422

Juniper Networks, Inc.
1.20%, 12/10/2025	100,000	92,957
3.75%, 8/15/2029	151,000	137,823
2.00%, 12/10/2030(a)	200,000	157,463

Motorola Solutions, Inc.
7.50%, 5/15/2025	100,000	101,227
4.60%, 2/23/2028	201,000	194,942
5.00%, 4/15/2029	250,000	244,477
4.60%, 5/23/2029	303,000	291,138
2.30%, 11/15/2030	252,000	207,267
2.75%, 5/24/2031	400,000	332,322
5.60%, 6/1/2032	250,000	248,649
5.40%, 4/15/2034	250,000	243,123

Nokia OYJ
4.38%, 6/12/2027	175,000	167,498
		4,445,151

Construction Materials – 0.2%

Eagle Materials, Inc.
2.50%, 7/1/2031	250,000	204,837

Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030(a)	250,000	213,191

Vulcan Materials Co.
3.50%, 6/1/2030	175,000	157,201
		575,229

Consumer Finance – 1.3%

AerCap Ireland Capital DAC
6.50%, 7/15/2025	250,000	251,791
3.30%, 1/30/2032	150,000	125,227
5.30%, 1/19/2034(a)	150,000	142,823

American Express Co.
4.99%, 5/1/2026(d)	450,000	446,385
6.34%, 10/30/2026(d)	375,000	377,993
2.55%, 3/4/2027	270,000	249,784
3.30%, 5/3/2027	450,000	423,432

Investments	Principal Amount	Value

Consumer Finance – (continued)
5.39%, 7/28/2027(d)	$325,000	$323,261
6.49%, 10/30/2031(a) (d)	250,000	261,677
4.99%, 5/26/2033(d)	126,000	119,191
4.42%, 8/3/2033(d)	100,000	92,821
5.04%, 5/1/2034(d)	200,000	191,814
5.63%, 7/28/2034(d)	100,000	97,857

Capital One Financial Corp.
4.99%, 7/24/2026(d)	250,000	247,091

Synchrony Financial
4.88%, 6/13/2025	281,000	276,320
4.50%, 7/23/2025	423,000	413,347
3.70%, 8/4/2026	170,000	160,565
3.95%, 12/1/2027	405,000	374,833
5.15%, 3/19/2029	202,000	191,506
2.88%, 10/28/2031	300,000	236,471
		5,004,189

Consumer Staples Distribution & Retail – 0.8%

Costco Wholesale Corp.
1.38%, 6/20/2027	250,000	223,653
1.60%, 4/20/2030	900,000	739,167
1.75%, 4/20/2032	320,000	250,772

Kroger Co. (The)
Series B, 7.70%, 6/1/2029	100,000	109,516
7.50%, 4/1/2031	150,000	167,146

Sysco Corp.
3.75%, 10/1/2025	250,000	243,208
3.25%, 7/15/2027	600,000	561,164
2.40%, 2/15/2030(a)	250,000	211,459
5.95%, 4/1/2030	200,000	204,401
2.45%, 12/14/2031	100,000	80,940
6.00%, 1/17/2034	125,000	128,584

Walmart, Inc.
4.10%, 4/15/2033	100,000	93,470
		3,013,480

Containers & Packaging – 0.4%

Amcor Finance USA, Inc.
3.63%, 4/28/2026	250,000	239,682
4.50%, 5/15/2028	112,000	107,418

Amcor Flexibles North America, Inc.
2.63%, 6/19/2030	50,000	41,749
2.69%, 5/25/2031	50,000	41,124

See Accompanying Notes to the Financial Statements.

312	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Containers & Packaging – (continued)

AptarGroup, Inc.
3.60%, 3/15/2032	$150,000	$128,530

Avery Dennison Corp.
4.88%, 12/6/2028	156,000	151,813
2.65%, 4/30/2030	350,000	298,953
5.75%, 3/15/2033	100,000	100,827

Packaging Corp. of America
3.00%, 12/15/2029	278,000	244,858

Smurfit Kappa Treasury ULC
5.20%, 1/15/2030(e)	200,000	195,059
		1,550,013

Distributors – 0.2%

Genuine Parts Co.
6.50%, 11/1/2028	150,000	155,771
2.75%, 2/1/2032	200,000	162,684
6.88%, 11/1/2033	100,000	107,334

LKQ Corp.
5.75%, 6/15/2028	200,000	199,802
		625,591

Diversified REITs – 1.3%

Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031	150,000	116,503

Digital Realty Trust LP
REIT, 5.55%, 1/15/2028	150,000	149,376

GLP Capital LP
REIT, 5.25%, 6/1/2025	350,000	346,751
REIT, 5.38%, 4/15/2026	403,000	397,857
REIT, 5.75%, 6/1/2028	300,000	296,333
REIT, 5.30%, 1/15/2029	400,000	388,315
REIT, 4.00%, 1/15/2030	265,000	237,318
REIT, 4.00%, 1/15/2031	250,000	218,914
REIT, 3.25%, 1/15/2032	305,000	249,477
REIT, 6.75%, 12/1/2033	150,000	153,683

Rayonier LP
REIT, 2.75%, 5/17/2031	100,000	80,719

Store Capital LLC
REIT, 4.50%, 3/15/2028	225,000	209,459
REIT, 4.63%, 3/15/2029	241,000	223,831

VICI Properties LP
REIT, 4.38%, 5/15/2025(a)	200,000	196,538

Investments	Principal Amount	Value

Diversified REITs – (continued)
REIT, 4.75%, 2/15/2028	$505,000	$485,032
REIT, 4.95%, 2/15/2030	403,000	382,149
REIT, 5.13%, 5/15/2032	600,000	557,465
REIT, 5.75%, 4/1/2034	150,000	144,344

WP Carey, Inc.
REIT, 3.85%, 7/15/2029	50,000	46,110
REIT, 2.40%, 2/1/2031(a)	100,000	81,199
		4,961,373

Diversified Telecommunication Services – 0.3%

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	500,000	576,527

Koninklijke KPN NV
8.38%, 10/1/2030	201,000	229,195

Orange SA
9.00%, 3/1/2031(b)	100,000	118,184

Sprint Capital Corp.
6.88%, 11/15/2028	200,000	209,437
		1,133,343

Electric Utilities – 1.5%

American Electric Power Co., Inc.
3.88%, 2/15/2062(a) (d)	101,000	90,189

Avangrid, Inc.
3.80%, 6/1/2029	150,000	136,827

Duke Energy Corp.
3.25%, 1/15/2082(d)	101,000	88,231

Enel Chile SA
4.88%, 6/12/2028	175,000	166,307

Georgia Power Co.
4.95%, 5/17/2033	200,000	190,401

Interstate Power and Light Co.
3.40%, 8/15/2025	100,000	96,995
2.30%, 6/1/2030(a)	100,000	83,261

Kentucky Utilities Co.
Series KENT, 5.45%, 4/15/2033	50,000	49,622

Louisville Gas and Electric Co.
Series LOU, 5.45%, 4/15/2033	50,000	49,490

MidAmerican Energy Co.
3.10%, 5/1/2027	125,000	117,402

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	313

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)
3.65%, 4/15/2029	$353,000	$327,739
6.75%, 12/30/2031	150,000	164,848
5.35%, 1/15/2034	250,000	248,996

Nevada Power Co.
Series CC, 3.70%, 5/1/2029	252,000	234,728
Series DD, 2.40%, 5/1/2030	200,000	168,291

NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/2077(d)	61,000	56,027
5.65%, 5/1/2079(d)	97,000	92,139
3.80%, 3/15/2082(d)	110,000	99,510

Oklahoma Gas and Electric Co.
3.25%, 4/1/2030	50,000	44,216

Oncor Electric Delivery Co. LLC
4.55%, 9/15/2032	50,000	46,896
5.65%, 11/15/2033	250,000	251,129

PacifiCorp
5.10%, 2/15/2029	150,000	148,163
3.50%, 6/15/2029	150,000	136,679
2.70%, 9/15/2030	150,000	126,645
5.30%, 2/15/2031	250,000	244,270
5.45%, 2/15/2034(a)	400,000	384,094

PPL Capital Funding, Inc.
4.13%, 4/15/2030	113,000	104,760

Public Service Electric and Gas Co.
5.20%, 8/1/2033	150,000	146,982

Sierra Pacific Power Co.
2.60%, 5/1/2026	200,000	189,094

Southern Co. (The)
5.11%, 8/1/2027(b)	200,000	197,095
Series B, 4.00%, 1/15/2051(d)	342,000	326,239
Series 21-A, 3.75%, 9/15/2051(d)	200,000	183,303

System Energy Resources, Inc.
6.00%, 4/15/2028	150,000	150,873

Wisconsin Power and Light Co.
4.95%, 4/1/2033	100,000	94,553

Investments	Principal Amount	Value

Electric Utilities – (continued)

Xcel Energy, Inc.
3.30%, 6/1/2025	$250,000	$243,343
3.40%, 6/1/2030	50,000	43,990
2.35%, 11/15/2031	50,000	39,330
5.50%, 3/15/2034	150,000	144,653
		5,707,310

Electrical Equipment – 0.2%

Acuity Brands Lighting, Inc.
2.15%, 12/15/2030	150,000	120,858

Emerson Electric Co.
6.00%, 8/15/2032	100,000	103,222

Hubbell, Inc.
3.35%, 3/1/2026	351,000	337,443
3.50%, 2/15/2028	200,000	186,844
		748,367

Electronic Equipment, Instruments & Components – 2.0%

Allegion US Holding Co., Inc.
3.55%, 10/1/2027	150,000	140,962
5.41%, 7/1/2032	100,000	97,147

Amphenol Corp.
4.75%, 3/30/2026	400,000	394,679
5.05%, 4/5/2027	150,000	148,998
4.35%, 6/1/2029	243,000	232,579
2.80%, 2/15/2030	361,000	315,570
2.20%, 9/15/2031	250,000	201,876

Arrow Electronics, Inc.
3.88%, 1/12/2028	115,000	108,148

Avnet, Inc.
4.63%, 4/15/2026	176,000	171,843

CDW LLC
4.13%, 5/1/2025	250,000	245,514
2.67%, 12/1/2026	404,000	374,163
4.25%, 4/1/2028	202,000	190,304
3.28%, 12/1/2028	202,000	180,305
3.25%, 2/15/2029	350,000	311,573
3.57%, 12/1/2031	400,000	340,468

Flex Ltd.
4.75%, 6/15/2025	200,000	197,399
3.75%, 2/1/2026	230,000	221,713
6.00%, 1/15/2028	130,000	130,436
4.88%, 6/15/2029	100,000	95,910
4.88%, 5/12/2030	212,000	201,306

See Accompanying Notes to the Financial Statements.

314	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Jabil, Inc.
1.70%, 4/15/2026	$150,000	$138,787
4.25%, 5/15/2027	250,000	239,658
3.95%, 1/12/2028(a)	130,000	121,924
3.60%, 1/15/2030	200,000	177,005

Keysight Technologies, Inc.
4.60%, 4/6/2027	350,000	341,761
3.00%, 10/30/2029	100,000	87,602

TD SYNNEX Corp.
1.75%, 8/9/2026	150,000	136,661
2.38%, 8/9/2028	102,000	88,734
2.65%, 8/9/2031	200,000	159,216

Teledyne Technologies, Inc.
1.60%, 4/1/2026	150,000	139,040
2.25%, 4/1/2028	257,000	227,580
2.75%, 4/1/2031	500,000	416,212

Tyco Electronics Group SA
4.50%, 2/13/2026	200,000	196,895
3.70%, 2/15/2026	131,000	127,016
3.13%, 8/15/2027	100,000	93,469
2.50%, 2/4/2032	100,000	82,571

Vontier Corp.
2.40%, 4/1/2028	352,000	307,426
2.95%, 4/1/2031	225,000	184,189
		7,566,639

Energy Equipment & Services – 0.1%

Helmerich & Payne, Inc.
2.90%, 9/29/2031	200,000	162,502

Schlumberger Investment SA
4.85%, 5/15/2033	50,000	48,375
		210,877

Entertainment – 0.5%

Electronic Arts, Inc.
4.80%, 3/1/2026	200,000	197,671
1.85%, 2/15/2031	250,000	199,542

Netflix, Inc.
4.38%, 11/15/2026	300,000	292,833
4.88%, 4/15/2028	450,000	441,786
5.88%, 11/15/2028	415,000	423,591
6.38%, 5/15/2029	250,000	260,340

Investments	Principal Amount	Value

Entertainment – (continued)

Tencent Music Entertainment Group
2.00%, 9/3/2030	$200,000	$160,929
		1,976,692

Financial Services – 3.8%

Apollo Global Management, Inc.
6.38%, 11/15/2033	200,000	208,833

Block Financial LLC
2.50%, 7/15/2028	200,000	175,794
3.88%, 8/15/2030	150,000	133,359

Corebridge Financial, Inc.
3.65%, 4/5/2027	400,000	378,786
3.85%, 4/5/2029	200,000	183,594
3.90%, 4/5/2032	225,000	196,288
6.05%, 9/15/2033(e)	125,000	124,987
5.75%, 1/15/2034(a)	275,000	270,145
6.88%, 12/15/2052(d)	400,000	395,981

Equitable Holdings, Inc.
4.35%, 4/20/2028	575,000	547,720

Fidelity National Information Services, Inc.
1.15%, 3/1/2026	250,000	230,633

Fiserv, Inc.
3.85%, 6/1/2025	400,000	391,900
3.20%, 7/1/2026	900,000	857,223
5.15%, 3/15/2027	250,000	247,563
2.25%, 6/1/2027	350,000	318,020
5.45%, 3/2/2028	350,000	348,973
5.38%, 8/21/2028	250,000	248,378
4.20%, 10/1/2028	596,000	564,625
3.50%, 7/1/2029	1,211,000	1,103,086
2.65%, 6/1/2030	550,000	468,084
5.35%, 3/15/2031	150,000	147,860
5.60%, 3/2/2033	350,000	346,765
5.63%, 8/21/2033	500,000	496,267
5.45%, 3/15/2034	150,000	146,611

Global Payments, Inc.
5.30%, 8/15/2029	100,000	97,711
5.40%, 8/15/2032	100,000	96,517

Mastercard, Inc.
2.95%, 11/21/2026	50,000	47,393
3.30%, 3/26/2027	403,000	383,112
2.95%, 6/1/2029	401,000	362,217

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	315

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Financial Services – (continued)
3.35%, 3/26/2030	$653,000	$594,089
1.90%, 3/15/2031(a)	250,000	204,072
2.00%, 11/18/2031	275,000	221,446
4.85%, 3/9/2033	250,000	244,640

MGIC Investment Corp.
5.25%, 8/15/2028	250,000	239,969

National Rural Utilities Cooperative Finance Corp.
8.00%, 3/1/2032	100,000	113,791
5.25%, 4/20/2046(d)	200,000	193,628

Radian Group, Inc.
4.88%, 3/15/2027(a)	193,000	185,784

Synchrony Bank
5.40%, 8/22/2025	312,000	308,047
5.63%, 8/23/2027	404,000	395,559

Visa, Inc.
3.15%, 12/14/2025	432,000	418,506
1.90%, 4/15/2027	267,000	244,226
2.75%, 9/15/2027	210,000	194,619
2.05%, 4/15/2030	400,000	337,031
1.10%, 2/15/2031	250,000	193,658

Voya Financial, Inc.
4.70%, 1/23/2048(d)	150,000	125,807

Western Union Co. (The)
1.35%, 3/15/2026	250,000	229,941
2.75%, 3/15/2031	150,000	122,185
		14,085,423

Food Products – 1.5%

Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	250,000	237,419

Flowers Foods, Inc.
3.50%, 10/1/2026	150,000	142,565

General Mills, Inc.
3.20%, 2/10/2027	300,000	282,811
4.20%, 4/17/2028	292,000	279,546
5.50%, 10/17/2028	100,000	100,219
2.88%, 4/15/2030	152,000	132,325
4.95%, 3/29/2033	250,000	239,467

Hershey Co. (The)
0.90%, 6/1/2025	266,000	253,384

Ingredion, Inc.
2.90%, 6/1/2030	200,000	172,715

Investments	Principal Amount	Value

Food Products – (continued)

Kellanova
4.30%, 5/15/2028(a)	$50,000	$48,052
Series B, 7.45%, 4/1/2031(a)	100,000	110,076

Mead Johnson Nutrition Co.
4.13%, 11/15/2025	250,000	244,138

Mondelez International, Inc.
1.50%, 5/4/2025	300,000	287,762
2.63%, 3/17/2027	452,000	419,619
2.75%, 4/13/2030	173,000	149,853
1.50%, 2/4/2031	100,000	77,947
3.00%, 3/17/2032	500,000	421,272
1.88%, 10/15/2032	150,000	115,908

Unilever Capital Corp.
2.90%, 5/5/2027	251,000	235,394
3.50%, 3/22/2028	652,000	615,551
4.88%, 9/8/2028	100,000	99,186
2.13%, 9/6/2029	225,000	194,187
1.75%, 8/12/2031	250,000	198,435
5.90%, 11/15/2032	250,000	260,998
5.00%, 12/8/2033	400,000	391,941
		5,710,770

Gas Utilities – 0.4%

Atmos Energy Corp.
2.63%, 9/15/2029	200,000	175,769
5.90%, 11/15/2033	100,000	102,622

National Fuel Gas Co.
5.20%, 7/15/2025	401,000	397,595
5.50%, 1/15/2026	483,000	479,388
4.75%, 9/1/2028	51,000	48,942
2.95%, 3/1/2031	150,000	123,315
		1,327,631

Ground Transportation – 0.3%

Burlington Northern Santa Fe LLC
3.65%, 9/1/2025	250,000	244,144
7.95%, 8/15/2030	100,000	113,829

Canadian National Railway Co.
3.85%, 8/5/2032	50,000	45,089

CSX Corp.
3.35%, 11/1/2025	200,000	193,621
3.25%, 6/1/2027	30,000	28,277

See Accompanying Notes to the Financial Statements.

316	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – (continued)

JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	$300,000	$291,402

Norfolk Southern Corp.
7.25%, 2/15/2031	100,000	109,051

Triton Container International Ltd.
3.25%, 3/15/2032	50,000	39,625
		1,065,038

Health Care Equipment & Supplies – 1.2%

Boston Scientific Corp.
1.90%, 6/1/2025	250,000	240,363
3.75%, 3/1/2026	250,000	242,051
4.00%, 3/1/2028	100,000	95,719
2.65%, 6/1/2030	500,000	429,881

DH Europe Finance II Sarl
2.60%, 11/15/2029	152,000	132,928

Edwards Lifesciences Corp.
4.30%, 6/15/2028	250,000	239,933

Smith & Nephew plc
2.03%, 10/14/2030	200,000	160,972

Solventum Corp.
5.45%, 2/25/2027(e)	250,000	247,893
5.40%, 3/1/2029(e)	300,000	294,325
5.60%, 3/23/2034(e)	200,000	192,893

Stryker Corp.
1.15%, 6/15/2025	402,000	382,174
3.38%, 11/1/2025	350,000	338,792
3.50%, 3/15/2026	480,000	462,831
3.65%, 3/7/2028	200,000	188,445
4.85%, 12/8/2028	200,000	195,941
1.95%, 6/15/2030	300,000	247,292

Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026	200,000	191,628
5.35%, 12/1/2028	150,000	149,341
3.55%, 3/20/2030	200,000	177,713
		4,611,115

Health Care Providers & Services – 1.8%

Cardinal Health, Inc.
3.75%, 9/15/2025	200,000	194,702
3.41%, 6/15/2027	454,000	426,811
5.13%, 2/15/2029	200,000	196,861

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)
5.45%, 2/15/2034	$125,000	$122,525

Cencora, Inc.
3.45%, 12/15/2027	311,000	291,554
2.80%, 5/15/2030	300,000	259,624
2.70%, 3/15/2031	280,000	234,524
5.13%, 2/15/2034(a)	125,000	120,771

Centene Corp.
4.25%, 12/15/2027	480,000	452,645
4.63%, 12/15/2029	252,000	234,667
3.38%, 2/15/2030	300,000	261,356
2.50%, 3/1/2031	100,000	80,369

Elevance Health, Inc.
5.35%, 10/15/2025	100,000	99,652
1.50%, 3/15/2026	250,000	232,143
4.10%, 3/1/2028	200,000	191,513
2.88%, 9/15/2029(a)	250,000	220,409

HCA, Inc.
5.63%, 9/1/2028	200,000	199,110
4.13%, 6/15/2029	150,000	139,377
3.63%, 3/15/2032	100,000	86,014

Laboratory Corp. of America Holdings
1.55%, 6/1/2026	152,000	139,883
2.95%, 12/1/2029	100,000	87,785

McKesson Corp.
0.90%, 12/3/2025	200,000	185,908
1.30%, 8/15/2026	252,000	229,631
4.90%, 7/15/2028	150,000	147,682
5.10%, 7/15/2033	300,000	292,238

Quest Diagnostics, Inc.
4.20%, 6/30/2029	100,000	95,149
2.95%, 6/30/2030	252,000	218,174

UnitedHealth Group, Inc.
4.00%, 5/15/2029	80,000	75,780
2.88%, 8/15/2029	100,000	89,234
5.30%, 2/15/2030	210,000	210,066
2.00%, 5/15/2030	250,000	207,618
4.20%, 5/15/2032	150,000	138,325
5.35%, 2/15/2033(a)	206,000	205,372
4.50%, 4/15/2033	300,000	281,201
		6,648,673

Health Care REITs – 0.5%

National Health Investors, Inc.
REIT, 3.00%, 2/1/2031	200,000	160,113

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	317

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care REITs – (continued)

Omega Healthcare Investors, Inc.
REIT, 5.25%, 1/15/2026	$200,000	$197,151
REIT, 4.50%, 4/1/2027	241,000	231,082
REIT, 4.75%, 1/15/2028	201,000	190,819
REIT, 3.63%, 10/1/2029	251,000	219,304
REIT, 3.38%, 2/1/2031	250,000	208,759
REIT, 3.25%, 4/15/2033	250,000	195,744

Sabra Health Care LP
REIT, 5.13%, 8/15/2026	302,000	295,462
REIT, 3.90%, 10/15/2029	151,000	133,378
REIT, 3.20%, 12/1/2031	100,000	80,347

Welltower OP LLC
REIT, 4.13%, 3/15/2029	25,000	23,420
		1,935,579

Hotel & Resort REITs – 0.3%

Host Hotels & Resorts LP
Series E, REIT, 4.00%, 6/15/2025	500,000	488,973
Series H, REIT, 3.38%, 12/15/2029	253,000	220,836
Series I, REIT, 3.50%, 9/15/2030	200,000	173,433
Series J, REIT, 2.90%, 12/15/2031	250,000	203,390
		1,086,632

Hotels, Restaurants & Leisure – 2.6%

Choice Hotels International, Inc.
3.70%, 12/1/2029	100,000	88,176
3.70%, 1/15/2031	225,000	192,355

Darden Restaurants, Inc.
3.85%, 5/1/2027	300,000	285,487
6.30%, 10/10/2033	150,000	152,107

Las Vegas Sands Corp.
3.90%, 8/8/2029	250,000	223,076

Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	282,000	282,080
5.45%, 9/15/2026	450,000	449,365
5.00%, 10/15/2027	343,000	338,180

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)
Series X, 4.00%, 4/15/2028	$102,000	$96,642
5.55%, 10/15/2028	200,000	200,496
4.90%, 4/15/2029	250,000	243,330
Series FF, 4.63%, 6/15/2030	302,000	286,987
Series HH, 2.85%, 4/15/2031	300,000	251,635
Series GG, 3.50%, 10/15/2032	225,000	191,325
Series II, 2.75%, 10/15/2033	125,000	98,471

McDonald’s Corp.
3.38%, 5/26/2025	300,000	293,234
3.30%, 7/1/2025	400,000	390,071
1.45%, 9/1/2025	200,000	189,585
3.70%, 1/30/2026	600,000	583,469
3.50%, 3/1/2027(a)	310,000	295,833
3.50%, 7/1/2027	334,000	316,525
3.80%, 4/1/2028	456,000	432,820
4.80%, 8/14/2028(a)	300,000	295,103
2.63%, 9/1/2029	340,000	299,070
2.13%, 3/1/2030	201,000	169,041
3.60%, 7/1/2030	400,000	363,866
4.60%, 9/9/2032	230,000	219,092
4.95%, 8/14/2033	300,000	290,060

Sands China Ltd.
5.12%, 8/8/2025(b)	400,000	395,589
4.05%, 1/8/2026(b)	200,000	192,509
5.40%, 8/8/2028(a) (b)	500,000	484,124
2.85%, 3/8/2029(b)	200,000	171,854

Starbucks Corp.
3.80%, 8/15/2025	450,000	440,454
2.00%, 3/12/2027	150,000	136,892
5.00%, 2/15/2034	150,000	143,457
		9,482,360

Household Durables – 0.5%

DR Horton, Inc.
2.60%, 10/15/2025	280,000	267,614
1.30%, 10/15/2026	300,000	270,852

Lennar Corp.
4.75%, 5/30/2025	50,000	49,431
5.25%, 6/1/2026	200,000	198,528

See Accompanying Notes to the Financial Statements.

318	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Household Durables – (continued)

Meritage Homes Corp.
5.13%, 6/6/2027	$50,000	$48,659

NVR, Inc.
3.00%, 5/15/2030	327,000	283,494

PulteGroup, Inc.
5.50%, 3/1/2026	216,000	215,174
5.00%, 1/15/2027	101,000	99,469
7.88%, 6/15/2032	100,000	112,918
6.38%, 5/15/2033	150,000	154,772

Toll Brothers Finance Corp.
4.88%, 3/15/2027	303,000	295,999
		1,996,910

Household Products – 0.5%

Church & Dwight Co., Inc.
3.15%, 8/1/2027	100,000	93,832
2.30%, 12/15/2031	150,000	121,358
5.60%, 11/15/2032	200,000	202,971

Kimberly-Clark Corp.
1.05%, 9/15/2027	50,000	43,704
3.20%, 4/25/2029	200,000	182,806
3.10%, 3/26/2030	152,000	135,844
2.00%, 11/2/2031	100,000	80,874

Procter & Gamble Co. (The)
2.45%, 11/3/2026	162,000	152,265
2.80%, 3/25/2027(a)	316,000	297,668
3.00%, 3/25/2030	264,000	237,974
1.95%, 4/23/2031	25,000	20,682
4.55%, 1/29/2034	175,000	167,535
5.50%, 2/1/2034	75,000	76,992
		1,814,505

Independent Power and Renewable Electricity Producers – 0.0%(c)

Constellation Energy Generation LLC
6.13%, 1/15/2034	75,000	76,745

Industrial Conglomerates – 0.3%

Honeywell International, Inc.
1.35%, 6/1/2025	200,000	191,690
2.50%, 11/1/2026	200,000	187,626
4.25%, 1/15/2029	150,000	144,607

Investments	Principal Amount	Value

Industrial Conglomerates – (continued)
1.75%, 9/1/2031	$250,000	$198,052
5.00%, 2/15/2033	85,000	83,415

Pentair Finance Sarl
4.50%, 7/1/2029	100,000	95,252
5.90%, 7/15/2032	200,000	200,124
		1,100,766

Industrial REITs – 0.0%(c)

Prologis LP
REIT, 4.75%, 6/15/2033(a)	100,000	94,390

Insurance – 5.0%

Aflac, Inc.
1.13%, 3/15/2026(a)	50,000	46,147
3.60%, 4/1/2030	2,000	1,819

Alleghany Corp.
3.63%, 5/15/2030	175,000	159,961

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	50,000	48,722

American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	144,016

American Financial Group, Inc.
5.25%, 4/2/2030	100,000	96,977

American International Group, Inc.
Series A-9, 5.75%, 4/1/2048(d)	302,000	291,486

Aon Corp.
8.21%, 1/1/2027	430,000	455,457
2.85%, 5/28/2027	363,000	336,764
4.50%, 12/15/2028	120,000	115,202
3.75%, 5/2/2029	175,000	161,874
2.80%, 5/15/2030	437,000	376,302
2.05%, 8/23/2031	200,000	158,582
2.60%, 12/2/2031	185,000	151,024
5.00%, 9/12/2032	175,000	167,951
5.35%, 2/28/2033	350,000	340,440

Aon Global Ltd.
3.88%, 12/15/2025	285,000	277,408

Aon North America, Inc.
5.15%, 3/1/2029	100,000	98,662
5.30%, 3/1/2031	150,000	147,547
5.45%, 3/1/2034	500,000	489,030

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	319

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Arch Capital Finance LLC
4.01%, 12/15/2026	$200,000	$192,040

Arthur J Gallagher & Co.
2.40%, 11/9/2031	250,000	199,476
5.50%, 3/2/2033	150,000	146,931

Assurant, Inc.
4.90%, 3/27/2028	250,000	241,617
3.70%, 2/22/2030	201,000	176,419
2.65%, 1/15/2032	125,000	99,985
6.75%, 2/15/2034	75,000	78,576

Athene Holding Ltd.
4.13%, 1/12/2028	500,000	475,526
6.15%, 4/3/2030	200,000	203,681
3.50%, 1/15/2031	100,000	86,692
6.65%, 2/1/2033	150,000	154,993
5.88%, 1/15/2034	300,000	292,272

AXA SA
8.60%, 12/15/2030	250,000	287,744

AXIS Specialty Finance LLC
4.90%, 1/15/2040(d)	202,000	181,040

Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030(a)	250,000	208,978
2.88%, 3/15/2032	250,000	213,655

Brown & Brown, Inc.
4.50%, 3/15/2029	250,000	238,571
2.38%, 3/15/2031	252,000	203,152
4.20%, 3/17/2032	200,000	177,975

Chubb INA Holdings LLC
3.35%, 5/3/2026	450,000	432,537
1.38%, 9/15/2030	250,000	198,479

CNA Financial Corp.
4.50%, 3/1/2026	200,000	195,700
3.90%, 5/1/2029(a)	150,000	139,182
2.05%, 8/15/2030	200,000	162,853
5.50%, 6/15/2033	175,000	171,390
5.13%, 2/15/2034	225,000	212,287

Enstar Finance LLC
5.75%, 9/1/2040(d)	100,000	97,258
5.50%, 1/15/2042(d)	200,000	188,653

Enstar Group Ltd.
4.95%, 6/1/2029	202,000	191,564
3.10%, 9/1/2031	150,000	119,718

Investments	Principal Amount	Value

Insurance – (continued)

F&G Annuities & Life, Inc.
7.40%, 1/13/2028	$35,000	$35,970

Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030	125,000	116,771
3.38%, 3/3/2031	250,000	213,655
5.63%, 8/16/2032	25,000	24,266

Fidelity National Financial, Inc.
4.50%, 8/15/2028	100,000	94,844
3.40%, 6/15/2030	150,000	129,981
2.45%, 3/15/2031	75,000	59,828

First American Financial Corp.
4.00%, 5/15/2030	100,000	88,526
2.40%, 8/15/2031	100,000	77,292

Globe Life, Inc.
4.55%, 9/15/2028	50,000	46,344
2.15%, 8/15/2030	150,000	116,568

Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	100,000	82,137

Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	152,000	133,406

Horace Mann Educators Corp.
4.50%, 12/1/2025	100,000	97,485
7.25%, 9/15/2028	100,000	104,977

Manulife Financial Corp.
4.15%, 3/4/2026	2,000	1,955
2.48%, 5/19/2027	102,000	93,996
4.06%, 2/24/2032(d)	301,000	284,865

Markel Group, Inc.
3.35%, 9/17/2029	200,000	178,247

Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	105,000	101,460
2.25%, 11/15/2030	216,000	179,523
2.38%, 12/15/2031	150,000	121,785
5.75%, 11/1/2032	200,000	204,730
5.88%, 8/1/2033	100,000	103,245
5.40%, 9/15/2033	150,000	149,511
5.15%, 3/15/2034	175,000	170,755

Old Republic International Corp.
3.88%, 8/26/2026	251,000	240,580
5.75%, 3/28/2034	150,000	146,053

Primerica, Inc.
2.80%, 11/19/2031	250,000	203,898

See Accompanying Notes to the Financial Statements.

320	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Principal Financial Group, Inc.
3.40%, 5/15/2025	$150,000	$146,646
3.10%, 11/15/2026	250,000	235,769
3.70%, 5/15/2029	200,000	183,761
2.13%, 6/15/2030	150,000	122,756
5.38%, 3/15/2033	100,000	98,058

Progressive Corp. (The)
3.20%, 3/26/2030	1,000	892

Prudential Financial, Inc.
5.38%, 5/15/2045(d)	427,000	422,433
4.50%, 9/15/2047(d)	250,000	232,081
5.70%, 9/15/2048(a) (d)	250,000	242,769
3.70%, 10/1/2050(d)	250,000	213,771
5.13%, 3/1/2052(d)	250,000	230,633
6.00%, 9/1/2052(d)	220,000	212,737
6.75%, 3/1/2053(d)	100,000	102,004
6.50%, 3/15/2054(d)	325,000	320,207

Reinsurance Group of America, Inc.
3.90%, 5/15/2029	202,000	187,796

RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	250,000	233,415

RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029	200,000	181,181
5.75%, 6/5/2033	150,000	146,215

Trinity Acquisition plc
4.40%, 3/15/2026	401,000	390,978

Unum Group
3.88%, 11/5/2025	100,000	96,611

Willis North America, Inc.
4.65%, 6/15/2027	281,000	273,101
4.50%, 9/15/2028(a)	260,000	248,267
2.95%, 9/15/2029	354,000	309,990
5.35%, 5/15/2033	240,000	230,765
		18,699,804

Interactive Media & Services – 0.2%

Meta Platforms, Inc.
3.85%, 8/15/2032	150,000	136,189
4.95%, 5/15/2033	250,000	244,910

Weibo Corp.
3.38%, 7/8/2030	200,000	171,323
		552,422

Investments	Principal Amount	Value

IT Services – 0.7%

Amdocs Ltd.
2.54%, 6/15/2030	$250,000	$209,017

Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a)	200,000	201,294

CGI, Inc.
1.45%, 9/14/2026	251,000	227,481
2.30%, 9/14/2031	100,000	77,636

IBM International Capital Pte. Ltd.
4.60%, 2/5/2029	150,000	145,152
4.90%, 2/5/2034	175,000	165,570

International Business Machines Corp.
3.30%, 5/15/2026	250,000	240,219
1.70%, 5/15/2027	150,000	134,886
4.15%, 7/27/2027	192,000	185,366
3.50%, 5/15/2029	705,000	648,853
1.95%, 5/15/2030	100,000	82,399

VeriSign, Inc.
4.75%, 7/15/2027	150,000	145,591
2.70%, 6/15/2031	300,000	245,996
		2,709,460

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.
3.05%, 9/22/2026	100,000	94,517
2.75%, 9/15/2029	332,000	291,811
2.10%, 6/4/2030	200,000	165,268
2.30%, 3/12/2031	301,000	247,049
		798,645

Machinery – 1.4%

AGCO Corp.
5.80%, 3/21/2034	200,000	195,689

Dover Corp.
3.15%, 11/15/2025	301,000	290,294

Flowserve Corp.
3.50%, 10/1/2030	150,000	130,263
2.80%, 1/15/2032	125,000	100,354

Fortive Corp.
3.15%, 6/15/2026	351,000	334,764

IDEX Corp.
3.00%, 5/1/2030	250,000	215,243
2.63%, 6/15/2031	200,000	164,580

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	321

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Ingersoll Rand, Inc.
5.40%, 8/14/2028	$250,000	$249,348
5.70%, 8/14/2033	325,000	322,808

Nordson Corp.
5.60%, 9/15/2028	250,000	250,044
5.80%, 9/15/2033	150,000	151,554

nVent Finance Sarl
4.55%, 4/15/2028	100,000	96,379
2.75%, 11/15/2031	200,000	161,314
5.65%, 5/15/2033	100,000	98,701

Otis Worldwide Corp.
2.29%, 4/5/2027	200,000	184,395
5.25%, 8/16/2028	250,000	249,193
2.57%, 2/15/2030	653,000	559,768

Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	320,000	303,470
4.70%, 9/15/2028(b)	614,000	590,977
5.61%, 3/11/2034	200,000	196,611

Xylem, Inc.
3.25%, 11/1/2026	200,000	189,444
1.95%, 1/30/2028	150,000	132,881
2.25%, 1/30/2031	150,000	123,057
		5,291,131

Media – 0.1%

Fox Corp.
6.50%, 10/13/2033	250,000	256,695

Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	27,000	25,785

Omnicom Group, Inc.
3.60%, 4/15/2026	150,000	144,892
4.20%, 6/1/2030	100,000	93,185
		520,557

Metals & Mining – 1.2%

AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	52,000	46,389

ArcelorMittal SA
6.80%, 11/29/2032(a)	100,000	104,138

Investments	Principal Amount	Value

Metals & Mining – (continued)

BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026	$450,000	$445,327
4.75%, 2/28/2028	190,000	186,440
5.10%, 9/8/2028	200,000	198,426
5.25%, 9/8/2030	125,000	123,989
4.90%, 2/28/2033	100,000	95,977
5.25%, 9/8/2033	300,000	294,028

Freeport-McMoRan, Inc.
4.63%, 8/1/2030	250,000	235,425

Nucor Corp.
3.95%, 5/23/2025	250,000	245,586

Reliance, Inc.
1.30%, 8/15/2025	252,000	238,025
2.15%, 8/15/2030	150,000	122,616

Rio Tinto Alcan, Inc.
7.25%, 3/15/2031	150,000	163,969
6.13%, 12/15/2033	100,000	104,481

Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	132,000	141,008

Steel Dynamics, Inc.
2.40%, 6/15/2025	250,000	240,555
1.65%, 10/15/2027	100,000	88,068
3.45%, 4/15/2030	100,000	89,487

Vale Canada Ltd.
7.20%, 9/15/2032	100,000	105,458

Vale Overseas Ltd.
6.25%, 8/10/2026	150,000	151,922
3.75%, 7/8/2030	270,000	237,743
6.13%, 6/12/2033	550,000	540,283
8.25%, 1/17/2034	150,000	171,291
		4,370,631

Multi-Utilities – 0.7%

Ameren Corp.
3.65%, 2/15/2026(a)	100,000	96,371

Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	250,000	231,591
8.48%, 9/15/2028	150,000	166,427
3.70%, 7/15/2030	383,000	349,270
1.65%, 5/15/2031	300,000	233,061

CMS Energy Corp.
4.75%, 6/1/2050(d)	85,000	76,778
3.75%, 12/1/2050(d)	100,000	81,022

See Accompanying Notes to the Financial Statements.

322	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – (continued)

Public Service Enterprise Group, Inc.
0.80%, 8/15/2025	$152,000	$142,645
5.85%, 11/15/2027	200,000	202,099
5.88%, 10/15/2028	125,000	126,208
2.45%, 11/15/2031	150,000	120,714
6.13%, 10/15/2033	100,000	101,800
5.45%, 4/1/2034	150,000	145,878

Puget Energy, Inc.
4.10%, 6/15/2030	50,000	45,200

Sempra
3.25%, 6/15/2027	130,000	121,137
5.50%, 8/1/2033	125,000	121,418
4.13%, 4/1/2052(a) (d)	200,000	180,854
		2,542,473

Office REITs – 0.2%

Alexandria Real Estate Equities, Inc.
REIT, 3.38%, 8/15/2031	200,000	173,021

COPT Defense Properties LP
REIT, 2.25%, 3/15/2026	50,000	46,864
REIT, 2.00%, 1/15/2029	175,000	145,748
REIT, 2.75%, 4/15/2031	100,000	80,335

Highwoods Realty LP
REIT, 4.13%, 3/15/2028	100,000	92,538
REIT, 4.20%, 4/15/2029	50,000	44,871

Kilroy Realty LP
REIT, 3.05%, 2/15/2030	25,000	20,775
		604,152

Oil, Gas & Consumable Fuels – 12.8%

Apache Corp.
4.38%, 10/15/2028	100,000	93,594
4.25%, 1/15/2030	150,000	137,982

Boardwalk Pipelines LP
5.95%, 6/1/2026	150,000	150,366
4.80%, 5/3/2029	302,000	291,266
3.40%, 2/15/2031	200,000	171,964
3.60%, 9/1/2032	200,000	168,846

Burlington Resources LLC
7.20%, 8/15/2031	250,000	276,950
7.40%, 12/1/2031	200,000	224,129

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Canadian Natural Resources Ltd.
2.05%, 7/15/2025	$250,000	$238,910
3.85%, 6/1/2027	750,000	713,621
2.95%, 7/15/2030	200,000	171,754
7.20%, 1/15/2032	100,000	107,901
6.45%, 6/30/2033	150,000	156,029

Cenovus Energy, Inc.
2.65%, 1/15/2032	150,000	121,426

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	150,000	136,259

Cheniere Energy Partners LP
4.50%, 10/1/2029	275,000	257,302
4.00%, 3/1/2031	300,000	267,677
3.25%, 1/31/2032(a)	200,000	167,093
5.95%, 6/30/2033	100,000	99,728

Cheniere Energy, Inc.
4.63%, 10/15/2028	317,000	303,023

Chevron Corp.
1.55%, 5/11/2025	303,000	291,429
2.24%, 5/11/2030	250,000	212,820

Chevron USA, Inc.
0.69%, 8/12/2025	52,000	49,041

Conoco Funding Co.
7.25%, 10/15/2031	100,000	111,062

ConocoPhillips
5.90%, 10/15/2032	100,000	104,597

ConocoPhillips Co.
6.95%, 4/15/2029	301,000	323,005
5.05%, 9/15/2033	350,000	340,916

Continental Resources, Inc.
4.38%, 1/15/2028	403,000	384,219

Coterra Energy, Inc.
3.90%, 5/15/2027	402,000	382,366
4.38%, 3/15/2029	150,000	141,335
5.60%, 3/15/2034	100,000	97,784

Devon Energy Corp.
5.85%, 12/15/2025	215,000	215,193
4.50%, 1/15/2030	101,000	95,276
7.88%, 9/30/2031	250,000	279,258
7.95%, 4/15/2032	150,000	168,608

Diamondback Energy, Inc.
5.20%, 4/18/2027	200,000	198,548
3.50%, 12/1/2029	303,000	275,192

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	323

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)
3.13%, 3/24/2031	$150,000	$129,926
6.25%, 3/15/2033	400,000	413,041
5.40%, 4/18/2034	200,000	194,352

Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	202,000	176,555

Enbridge, Inc.
5.70%, 3/8/2033	200,000	197,705
2.50%, 8/1/2033	200,000	154,545
5.63%, 4/5/2034	200,000	195,677
Series 16-A, 6.00%, 1/15/2077(d)	300,000	283,793
5.50%, 7/15/2077(d)	400,000	368,489
6.25%, 3/1/2078(d)	352,000	328,464
Series 20-A, 5.75%, 7/15/2080(d)	185,000	169,491
7.38%, 1/15/2083(d)	100,000	98,053
7.63%, 1/15/2083(d)	250,000	248,901
8.25%, 1/15/2084(d)	350,000	358,226
8.50%, 1/15/2084(d)	250,000	263,762

Energy Transfer LP
2.90%, 5/15/2025	400,000	388,878
5.95%, 12/1/2025	250,000	250,496
4.75%, 1/15/2026	500,000	492,171
3.90%, 7/15/2026	100,000	96,421
6.05%, 12/1/2026(a)	200,000	202,352
4.40%, 3/15/2027	200,000	193,739
4.20%, 4/15/2027	150,000	144,123
5.50%, 6/1/2027	200,000	199,007
4.00%, 10/1/2027	100,000	95,071
5.55%, 2/15/2028	220,000	219,772
4.95%, 5/15/2028	200,000	194,722
4.95%, 6/15/2028	500,000	486,904
6.10%, 12/1/2028	100,000	101,912
5.25%, 4/15/2029	300,000	295,306
4.15%, 9/15/2029	250,000	232,587
3.75%, 5/15/2030	275,000	248,082
6.40%, 12/1/2030	200,000	205,979
5.75%, 2/15/2033	350,000	347,202
6.55%, 12/1/2033	575,000	599,113

EnLink Midstream Partners LP
4.15%, 6/1/2025	150,000	146,395
4.85%, 7/15/2026	150,000	145,887

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Enterprise Products Operating LLC
5.05%, 1/10/2026	$200,000	$198,898
3.70%, 2/15/2026	170,000	165,296
4.15%, 10/16/2028	231,000	220,684
3.13%, 7/31/2029	182,000	164,251
2.80%, 1/31/2030	232,000	203,136
5.35%, 1/31/2033	502,000	497,436
Series D, 6.88%, 3/1/2033	200,000	217,859
4.85%, 1/31/2034(a)	250,000	238,336
Series E, 5.25%, 8/16/2077(d)	402,000	377,073
5.38%, 2/15/2078(d)	350,000	324,137

EOG Resources, Inc.
4.38%, 4/15/2030	202,000	193,343

EQT Corp.
7.00%, 2/1/2030(b)	50,000	52,188

Exxon Mobil Corp.
3.48%, 3/19/2030	300,000	275,823
2.61%, 10/15/2030	101,000	87,436

Hess Corp.
4.30%, 4/1/2027	550,000	532,237
7.88%, 10/1/2029	200,000	221,918
7.30%, 8/15/2031	250,000	274,722

HF Sinclair Corp.
5.88%, 4/1/2026	150,000	150,359
5.00%, 2/1/2028(e)	200,000	191,887
4.50%, 10/1/2030	100,000	91,704

Kinder Morgan Energy Partners LP
7.40%, 3/15/2031	100,000	108,439
7.30%, 8/15/2033	175,000	191,225

Kinder Morgan, Inc.
4.30%, 3/1/2028	210,000	201,696
7.80%, 8/1/2031	252,000	279,779
7.75%, 1/15/2032	400,000	442,871
4.80%, 2/1/2033(a)	250,000	231,777
5.20%, 6/1/2033	300,000	285,852
5.40%, 2/1/2034	275,000	265,085

Marathon Oil Corp.
4.40%, 7/15/2027	401,000	385,967
6.80%, 3/15/2032	100,000	105,121
5.70%, 4/1/2034	250,000	241,692

Marathon Petroleum Corp.
4.70%, 5/1/2025	452,000	447,418
3.80%, 4/1/2028	202,000	190,320

See Accompanying Notes to the Financial Statements.

324	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

MPLX LP
4.88%, 6/1/2025	$214,000	$211,981
1.75%, 3/1/2026	502,000	467,790
4.13%, 3/1/2027	400,000	385,623
4.25%, 12/1/2027	200,000	191,597
4.00%, 3/15/2028	405,000	383,875
4.80%, 2/15/2029	500,000	483,697
2.65%, 8/15/2030	550,000	463,416
4.95%, 9/1/2032	300,000	282,955
5.00%, 3/1/2033	525,000	493,740

Occidental Petroleum Corp.
5.88%, 9/1/2025	200,000	200,006
5.50%, 12/1/2025	170,000	169,135
5.55%, 3/15/2026	300,000	298,559
3.40%, 4/15/2026	150,000	143,224
8.50%, 7/15/2027	220,000	235,116
6.38%, 9/1/2028	205,000	209,551
3.50%, 8/15/2029	100,000	89,519
8.88%, 7/15/2030	362,000	413,886
6.63%, 9/1/2030	703,000	728,413
6.13%, 1/1/2031	500,000	506,275
7.50%, 5/1/2031	425,000	462,767
7.88%, 9/15/2031	150,000	166,513

ONEOK, Inc.
2.20%, 9/15/2025	350,000	333,394
5.85%, 1/15/2026	150,000	150,571
5.00%, 3/1/2026	302,000	298,685
4.00%, 7/13/2027	190,000	181,127
4.55%, 7/15/2028	110,000	105,782
5.65%, 11/1/2028	150,000	150,476
4.35%, 3/15/2029	200,000	189,676
3.40%, 9/1/2029	200,000	180,214
3.10%, 3/15/2030	229,000	199,701
5.80%, 11/1/2030	150,000	150,584
6.35%, 1/15/2031	210,000	216,551
6.10%, 11/15/2032	225,000	228,569
6.05%, 9/1/2033(a)	700,000	707,771

Ovintiv, Inc.
5.65%, 5/15/2025	200,000	199,332
5.38%, 1/1/2026	150,000	148,762
5.65%, 5/15/2028	150,000	149,866
6.25%, 7/15/2033	150,000	151,193

Phillips 66
1.30%, 2/15/2026	400,000	371,498

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
3.90%, 3/15/2028	$250,000	$236,599
2.15%, 12/15/2030	250,000	203,360

Phillips 66 Co.
3.55%, 10/1/2026	105,000	100,461
3.75%, 3/1/2028	200,000	188,065
3.15%, 12/15/2029	100,000	88,797
5.25%, 6/15/2031	200,000	195,821
5.30%, 6/30/2033	240,000	232,892

Pioneer Natural Resources Co.
1.13%, 1/15/2026	450,000	417,812
5.10%, 3/29/2026	450,000	446,697
1.90%, 8/15/2030	300,000	246,140
2.15%, 1/15/2031	225,000	185,255

Plains All American Pipeline LP
4.65%, 10/15/2025	350,000	344,001
4.50%, 12/15/2026	400,000	389,100
3.55%, 12/15/2029	352,000	316,633
3.80%, 9/15/2030	300,000	268,853

Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	250,000	238,246
4.50%, 5/15/2030	400,000	375,545

Suncor Energy, Inc.
7.88%, 6/15/2026	150,000	156,241
7.15%, 2/1/2032	250,000	272,369

Targa Resources Corp.
5.20%, 7/1/2027	385,000	380,705
6.15%, 3/1/2029	280,000	284,803
4.20%, 2/1/2033	250,000	220,672
6.13%, 3/15/2033	100,000	101,244
6.50%, 3/30/2034	225,000	234,452

Targa Resources Partners LP
5.00%, 1/15/2028	125,000	120,888
5.50%, 3/1/2030	325,000	317,054
4.88%, 2/1/2031	450,000	421,142
4.00%, 1/15/2032	350,000	307,528

Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	104,815

Texas Eastern Transmission LP
7.00%, 7/15/2032	100,000	107,611

Tosco Corp.
8.13%, 2/15/2030	152,000	172,276

Transcanada Trust
Series 16-A, 5.88%, 8/15/2076(d)	150,000	143,798

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	325

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)
5.30%, 3/15/2077(d)	$400,000	$370,555
5.50%, 9/15/2079(d)	200,000	180,382
5.60%, 3/7/2082(d)	25,000	21,866

Valero Energy Corp.
2.15%, 9/15/2027	500,000	450,102
4.35%, 6/1/2028	200,000	192,071
2.80%, 12/1/2031	200,000	165,896
7.50%, 4/15/2032	200,000	223,606

Valero Energy Partners LP
4.50%, 3/15/2028	200,000	193,014

Western Midstream Operating LP
4.65%, 7/1/2026	252,000	246,145
4.50%, 3/1/2028	250,000	238,755
6.35%, 1/15/2029	300,000	306,297
4.05%, 2/1/2030(b)	400,000	367,681
6.15%, 4/1/2033	150,000	149,734

Williams Cos., Inc. (The)
4.90%, 3/15/2029	150,000	145,793
Series A, 7.50%, 1/15/2031	200,000	218,549
7.75%, 6/15/2031	100,000	108,547
8.75%, 3/15/2032(b)	100,000	116,780
5.65%, 3/15/2033	25,000	24,800
5.15%, 3/15/2034	200,000	191,005
		47,682,376

Paper & Forest Products – 0.1%

Suzano Austria GmbH
6.00%, 1/15/2029	252,000	249,366

Personal Care Products – 0.1%

Conopco, Inc.
6.63%, 4/15/2028	190,000	200,157

Haleon US Capital LLC
3.38%, 3/24/2027	100,000	94,447
		294,604

Pharmaceuticals – 1.0%

Eli Lilly & Co.
3.38%, 3/15/2029	233,000	216,676
4.70%, 2/27/2033	300,000	288,330

Merck & Co., Inc.
3.40%, 3/7/2029	200,000	185,500

Investments	Principal Amount	Value

Pharmaceuticals – (continued)
1.45%, 6/24/2030	$100,000	$80,578
2.15%, 12/10/2031	320,000	259,488
4.50%, 5/17/2033	275,000	259,923
6.50%, 12/1/2033(b)	150,000	163,959

Royalty Pharma plc
1.20%, 9/2/2025	317,000	298,527

Zoetis, Inc.
4.50%, 11/13/2025	400,000	393,806
5.40%, 11/14/2025	250,000	249,361
3.00%, 9/12/2027	476,000	440,994
3.90%, 8/20/2028	252,000	237,981
2.00%, 5/15/2030	200,000	164,772
5.60%, 11/16/2032	300,000	301,589
		3,541,484

Professional Services – 0.7%

Automatic Data Processing, Inc.
1.25%, 9/1/2030	51,000	40,483

Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026(a)	200,000	191,259
2.90%, 12/1/2029	252,000	219,349
2.60%, 5/1/2031	400,000	327,309

Equifax, Inc.
2.60%, 12/15/2025	100,000	95,106
3.25%, 6/1/2026	100,000	95,060
5.10%, 12/15/2027	200,000	197,056
5.10%, 6/1/2028	25,000	24,548
3.10%, 5/15/2030	52,000	45,297
2.35%, 9/15/2031	100,000	80,224

Jacobs Engineering Group, Inc.
6.35%, 8/18/2028	150,000	152,645
5.90%, 3/1/2033	200,000	196,653

Verisk Analytics, Inc.
4.00%, 6/15/2025	400,000	391,830
4.13%, 3/15/2029(a)	252,000	237,389
5.75%, 4/1/2033	200,000	201,486
		2,495,694

Real Estate Management & Development – 0.1%

CBRE Services, Inc.
4.88%, 3/1/2026	200,000	196,651
5.50%, 4/1/2029	150,000	148,155
2.50%, 4/1/2031	151,000	122,525
		467,331

See Accompanying Notes to the Financial Statements.

326	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Residential REITs – 0.8%

American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028	$350,000	$331,520
REIT, 4.90%, 2/15/2029	162,000	156,241

AvalonBay Communities, Inc.
REIT, 3.45%, 6/1/2025	151,000	147,639
REIT, 2.30%, 3/1/2030	200,000	169,170

Essential Properties LP
REIT, 2.95%, 7/15/2031	200,000	158,586

Essex Portfolio LP
REIT, 3.63%, 5/1/2027	150,000	141,341
REIT, 1.70%, 3/1/2028	250,000	215,541
REIT, 4.00%, 3/1/2029	151,000	140,375
REIT, 3.00%, 1/15/2030	202,000	174,981
REIT, 1.65%, 1/15/2031	100,000	77,301
REIT, 2.65%, 3/15/2032	150,000	120,470

Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028	250,000	216,326
REIT, 5.45%, 8/15/2030	150,000	146,800
REIT, 2.00%, 8/15/2031	100,000	77,287
REIT, 5.50%, 8/15/2033	200,000	193,331

Mid-America Apartments LP
REIT, 3.95%, 3/15/2029	28,000	26,342
REIT, 2.75%, 3/15/2030	151,000	130,735

Tanger Properties LP
REIT, 3.13%, 9/1/2026	200,000	186,391
REIT, 3.88%, 7/15/2027	100,000	92,907
REIT, 2.75%, 9/1/2031	200,000	159,603
		3,062,887

Retail REITs – 0.7%

Agree LP
REIT, 2.00%, 6/15/2028	202,000	174,761
REIT, 2.90%, 10/1/2030	150,000	126,305
REIT, 4.80%, 10/1/2032	150,000	137,795
REIT, 2.60%, 6/15/2033	100,000	76,226

Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026	352,000	339,626
REIT, 4.13%, 5/15/2029	252,000	232,571
REIT, 4.05%, 7/1/2030	151,000	136,712

NNN REIT, Inc.
REIT, 4.00%, 11/15/2025	50,000	48,715

Investments	Principal Amount	Value

Retail REITs – (continued)
REIT, 3.60%, 12/15/2026	$200,000	$189,930
REIT, 3.50%, 10/15/2027	151,000	141,128
REIT, 4.30%, 10/15/2028	91,000	86,425
REIT, 2.50%, 4/15/2030	100,000	83,912
REIT, 5.60%, 10/15/2033(a)	275,000	269,799

Phillips Edison Grocery Center Operating Partnership I LP
REIT, 2.63%, 11/15/2031	100,000	79,145

Realty Income Corp.
REIT, 4.90%, 7/15/2033	50,000	46,966

Regency Centers LP
REIT, 4.13%, 3/15/2028	300,000	284,872
REIT, 2.95%, 9/15/2029	150,000	131,886
REIT, 3.70%, 6/15/2030(a)	77,000	69,264
		2,656,038

Semiconductors & Semiconductor Equipment – 2.0%

Analog Devices, Inc.
3.50%, 12/5/2026	300,000	287,767

Broadcom, Inc.
3.15%, 11/15/2025	100,000	96,344
1.95%, 2/15/2028(e)	125,000	109,826
4.11%, 9/15/2028	5,000	4,744
4.00%, 4/15/2029(e)	150,000	140,262
4.75%, 4/15/2029	255,000	246,871
2.45%, 2/15/2031(e)	250,000	205,466
4.15%, 4/15/2032(e)	175,000	157,567
4.30%, 11/15/2032	200,000	182,187
2.60%, 2/15/2033(e)	400,000	315,297
3.42%, 4/15/2033(e)	415,000	348,514

Lam Research Corp.
3.75%, 3/15/2026	300,000	291,366
4.00%, 3/15/2029	300,000	285,043
1.90%, 6/15/2030	150,000	123,749

Microchip Technology, Inc.
4.25%, 9/1/2025(a)	400,000	392,350
5.05%, 3/15/2029	250,000	245,712

NXP BV
2.70%, 5/1/2025	200,000	194,312
3.88%, 6/18/2026	100,000	96,606
3.15%, 5/1/2027(a)	100,000	93,481
5.55%, 12/1/2028	100,000	99,808
4.30%, 6/18/2029	450,000	424,795

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	327

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Semiconductors & Semiconductor Equipment – (continued)
3.40%, 5/1/2030(a)	$252,000	$223,804
2.50%, 5/11/2031	200,000	163,269
5.00%, 1/15/2033	200,000	189,684

Qorvo, Inc.
4.38%, 10/15/2029	152,000	140,264

Skyworks Solutions, Inc.
1.80%, 6/1/2026	201,000	185,298
3.00%, 6/1/2031	175,000	144,902

Texas Instruments, Inc.
4.90%, 3/14/2033	200,000	195,632
4.85%, 2/8/2034	250,000	242,329

TSMC Arizona Corp.
1.75%, 10/25/2026	500,000	457,624
3.88%, 4/22/2027	452,000	434,286
4.13%, 4/22/2029	200,000	191,115
2.50%, 10/25/2031	500,000	415,793
		7,326,067

Software – 2.1%

Adobe, Inc.
2.15%, 2/1/2027	262,000	242,390
2.30%, 2/1/2030	473,000	406,673

Autodesk, Inc.
4.38%, 6/15/2025	100,000	98,772
3.50%, 6/15/2027	210,000	198,944
2.85%, 1/15/2030	130,000	113,277
2.40%, 12/15/2031	350,000	282,604

Fortinet, Inc.
1.00%, 3/15/2026	200,000	183,464
2.20%, 3/15/2031	150,000	121,575

Intuit, Inc.
0.95%, 7/15/2025	185,000	175,169
1.35%, 7/15/2027	200,000	177,387
5.13%, 9/15/2028	350,000	349,029
1.65%, 7/15/2030	100,000	81,092
5.20%, 9/15/2033	350,000	345,448

Oracle Corp.
2.95%, 5/15/2025	150,000	145,878
1.65%, 3/25/2026	100,000	92,903
2.65%, 7/15/2026	250,000	234,838

Roper Technologies, Inc.
1.00%, 9/15/2025	300,000	281,536
3.85%, 12/15/2025	100,000	97,407

Investments	Principal Amount	Value

Software – (continued)
3.80%, 12/15/2026	$300,000	$288,210
1.40%, 9/15/2027	500,000	438,259
4.20%, 9/15/2028(a)	301,000	287,397
2.95%, 9/15/2029	200,000	176,188
2.00%, 6/30/2030	250,000	204,433
1.75%, 2/15/2031	477,000	374,485

ServiceNow, Inc.
1.40%, 9/1/2030	500,000	395,184

VMware LLC
4.50%, 5/15/2025	100,000	98,793
1.40%, 8/15/2026	300,000	272,814
4.65%, 5/15/2027(a)	190,000	184,710
3.90%, 8/21/2027	225,000	212,963
1.80%, 8/15/2028	150,000	128,574
4.70%, 5/15/2030	192,000	182,123
2.20%, 8/15/2031	225,000	177,876

Workday, Inc.
3.50%, 4/1/2027	300,000	284,788
3.70%, 4/1/2029	250,000	230,831
3.80%, 4/1/2032	200,000	176,976
		7,742,990

Specialized REITs – 1.0%

Crown Castle, Inc.
REIT, 1.05%, 7/15/2026	400,000	362,019

CubeSmart LP
REIT, 4.00%, 11/15/2025	351,000	340,907
REIT, 2.25%, 12/15/2028(a)	300,000	258,920
REIT, 4.38%, 2/15/2029	150,000	141,234
REIT, 3.00%, 2/15/2030	150,000	129,514
REIT, 2.00%, 2/15/2031	100,000	78,392
REIT, 2.50%, 2/15/2032	200,000	159,051

EPR Properties
REIT, 4.50%, 6/1/2027	403,000	379,809
REIT, 4.95%, 4/15/2028	153,000	143,789
REIT, 3.75%, 8/15/2029	200,000	173,641
REIT, 3.60%, 11/15/2031	150,000	121,768

Equinix, Inc.
REIT, 1.45%, 5/15/2026	200,000	183,511
REIT, 3.20%, 11/18/2029	2,000	1,763

Public Storage Operating Co.
REIT, 0.88%, 2/15/2026	50,000	46,115
REIT, 1.85%, 5/1/2028	50,000	43,787
REIT, 1.95%, 11/9/2028	81,000	70,086

See Accompanying Notes to the Financial Statements.

328	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialized REITs – (continued)

Weyerhaeuser Co.
REIT, 4.75%, 5/15/2026	$305,000	$300,261
REIT, 4.00%, 11/15/2029	276,000	255,186
REIT, 4.00%, 4/15/2030	79,000	72,820
REIT, 7.38%, 3/15/2032	350,000	387,767
REIT, 3.38%, 3/9/2033	150,000	126,638
		3,776,978

Specialty Retail – 2.3%

AutoZone, Inc.
3.13%, 4/21/2026	125,000	119,504
3.75%, 6/1/2027(a)	100,000	95,390
4.50%, 2/1/2028	100,000	96,754
6.25%, 11/1/2028	200,000	206,108
3.75%, 4/18/2029	150,000	138,962
4.00%, 4/15/2030	150,000	138,768
1.65%, 1/15/2031	150,000	117,865
4.75%, 8/1/2032	100,000	94,354
4.75%, 2/1/2033	150,000	140,739
5.20%, 8/1/2033	100,000	97,051
6.55%, 11/1/2033	250,000	265,376

Best Buy Co., Inc.
4.45%, 10/1/2028	51,000	49,047

Home Depot, Inc. (The)
3.00%, 4/1/2026	150,000	143,986
2.13%, 9/15/2026	250,000	233,152
4.95%, 9/30/2026	150,000	149,211
2.50%, 4/15/2027	200,000	185,624
2.88%, 4/15/2027	250,000	234,726
2.80%, 9/14/2027	100,000	92,826
1.50%, 9/15/2028	400,000	344,056
3.90%, 12/6/2028(a)	100,000	95,182
4.90%, 4/15/2029	200,000	197,922
2.95%, 6/15/2029	526,000	474,224
2.70%, 4/15/2030	750,000	653,498
1.38%, 3/15/2031	400,000	311,656
1.88%, 9/15/2031	350,000	278,227
3.25%, 4/15/2032	528,000	459,091
4.50%, 9/15/2032	150,000	143,645

O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	289,412
3.60%, 9/1/2027(a)	501,000	473,049
4.35%, 6/1/2028	200,000	193,029
3.90%, 6/1/2029	250,000	233,425

Investments	Principal Amount	Value

Specialty Retail – (continued)
4.20%, 4/1/2030	$50,000	$46,733
1.75%, 3/15/2031	200,000	157,982
4.70%, 6/15/2032	450,000	424,947

Ross Stores, Inc.
0.88%, 4/15/2026	200,000	183,067
1.88%, 4/15/2031	150,000	119,535

TJX Cos., Inc. (The)
2.25%, 9/15/2026	90,000	84,109
1.15%, 5/15/2028	150,000	128,348
3.88%, 4/15/2030	281,000	261,102
1.60%, 5/15/2031	150,000	118,632

Tractor Supply Co.
1.75%, 11/1/2030	200,000	159,304
5.25%, 5/15/2033	300,000	293,229
		8,722,847

Technology Hardware, Storage & Peripherals – 2.2%

Apple, Inc.
1.13%, 5/11/2025	804,000	769,794
3.20%, 5/13/2025	277,000	271,031
0.70%, 2/8/2026	150,000	138,669
3.25%, 2/23/2026	523,000	505,357
2.45%, 8/4/2026	352,000	331,934
2.05%, 9/11/2026	682,000	635,143
3.35%, 2/9/2027	212,000	202,533
3.20%, 5/11/2027(a)	200,000	189,638
2.90%, 9/12/2027(a)	182,000	169,977
1.20%, 2/8/2028	414,000	360,365
1.40%, 8/5/2028	404,000	348,736
3.25%, 8/8/2029	332,000	304,903
2.20%, 9/11/2029	392,000	340,624
1.65%, 5/11/2030	550,000	453,659
1.25%, 8/20/2030(a)	275,000	219,558
1.65%, 2/8/2031	402,000	325,119
1.70%, 8/5/2031	300,000	239,397
3.35%, 8/8/2032	525,000	466,286

HP, Inc.
2.20%, 6/17/2025	250,000	240,281
1.45%, 6/17/2026	250,000	229,205
3.00%, 6/17/2027	200,000	186,046
4.75%, 1/15/2028	250,000	244,018
4.00%, 4/15/2029	202,000	188,733
5.50%, 1/15/2033	150,000	147,726

NetApp, Inc.
1.88%, 6/22/2025	401,000	383,623
2.70%, 6/22/2030(a)	250,000	212,009

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	329

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Teledyne FLIR LLC
2.50%, 8/1/2030	$250,000	$208,206
		8,312,570

Textiles, Apparel & Luxury Goods – 0.3%

NIKE, Inc.
2.75%, 3/27/2027	250,000	234,364

Tapestry, Inc.
7.00%, 11/27/2026	200,000	203,825
4.13%, 7/15/2027	108,000	101,785
7.35%, 11/27/2028(a)	225,000	232,146
7.70%, 11/27/2030	200,000	207,553
7.85%, 11/27/2033	100,000	104,459
		1,084,132

Tobacco – 2.2%

Altria Group, Inc.
2.35%, 5/6/2025	312,000	301,728
4.40%, 2/14/2026	401,000	393,025
2.63%, 9/16/2026	171,000	160,104
6.20%, 11/1/2028(a)	250,000	256,191
4.80%, 2/14/2029	904,000	877,322
3.40%, 5/6/2030	303,000	268,830
2.45%, 2/4/2032	600,000	473,681
6.88%, 11/1/2033	250,000	264,069

BAT Capital Corp.
2.26%, 3/25/2028	250,000	219,752

Philip Morris International, Inc.
5.00%, 11/17/2025	100,000	99,220
4.88%, 2/13/2026	325,000	322,003
2.75%, 2/25/2026	195,000	185,931
0.88%, 5/1/2026	211,000	192,942
4.75%, 2/12/2027	50,000	49,259
5.13%, 11/17/2027	273,000	270,458
4.88%, 2/15/2028	300,000	294,876
3.13%, 3/2/2028	100,000	92,233
5.25%, 9/7/2028	150,000	149,285
4.88%, 2/13/2029	250,000	244,047
3.38%, 8/15/2029	200,000	182,298
5.63%, 11/17/2029	450,000	453,802
5.13%, 2/15/2030	420,000	412,865
2.10%, 5/1/2030	250,000	206,909
5.50%, 9/7/2030	150,000	149,686

Investments	Principal Amount	Value

Tobacco – (continued)
1.75%, 11/1/2030	$200,000	$159,410
5.13%, 2/13/2031	200,000	194,341
5.75%, 11/17/2032	350,000	352,374
5.38%, 2/15/2033	600,000	588,064
5.63%, 9/7/2033	200,000	198,869
		8,013,574

Trading Companies & Distributors – 0.2%

Air Lease Corp.
5.30%, 2/1/2028	300,000	295,463
3.13%, 12/1/2030	100,000	85,599

Aircastle Ltd.
4.25%, 6/15/2026	252,000	243,678
		624,740

Wireless Telecommunication Services – 0.1%

Sprint LLC
7.63%, 3/1/2026	250,000	256,528
Total Corporate Bonds (Cost $371,183,873)		365,292,924

SECURITIES LENDING REINVESTMENTS – 1.5%(g)

REPURCHASE AGREEMENTS – 1.5%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $5,609,655, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $5,678,290 (Cost $5,608,828)	5,608,828	5,608,828
Total Investments – 99.6% (Cost $376,792,701)		370,901,752

Other assets less liabilities – 0.4%		1,584,099
NET ASSETS – 100.0%		$372,485,851

(a)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $7,434,931, collateralized in the form of cash with a value of $5,608,828 that was reinvested in the securities shown in the

See Accompanying Notes to the Financial Statements.

330	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Securities Lending Reinvestment section of the Schedule of Investments and $1,992,601 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from June 11, 2024 – August 15, 2052; a total value of $7,601,429.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2024.

(c)	Represents less than 0.05% of net assets.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $5,087,429 or 1.37% of net assets.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2024.

(g)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $5,608,828.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,044,190
Aggregate gross unrealized depreciation	(7,426,451)
Net unrealized depreciation	$(6,382,261)
Federal income tax cost	$377,284,013

Security Type	% of Net Assets
Corporate Bonds	98.1%
Securities Lending Reinvestments	1.5
Others(1)	0.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	331

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.8%

Aerospace & Defense – 2.2%

Boeing Co. (The)
5.71%, 5/1/2040	$10,000	$9,079
5.81%, 5/1/2050	75,000	66,370
5.93%, 5/1/2060	50,000	43,704

Howmet Aerospace, Inc.
5.95%, 2/1/2037	25,000	24,991

Lockheed Martin Corp.
Series B, 6.15%, 9/1/2036	25,000	26,525
5.72%, 6/1/2040(a)	25,000	25,267
2.80%, 6/15/2050	35,000	21,856
4.09%, 9/15/2052	85,000	67,001
4.15%, 6/15/2053	60,000	47,508
5.70%, 11/15/2054	75,000	75,808
5.20%, 2/15/2055	50,000	46,887
4.30%, 6/15/2062	45,000	35,590
5.90%, 11/15/2063	65,000	67,330
5.20%, 2/15/2064	55,000	51,062

Precision Castparts Corp.
4.20%, 6/15/2035	25,000	22,601
3.90%, 1/15/2043	50,000	40,109
		671,688

Air Freight & Logistics – 0.1%

FedEx Corp.
4.75%, 11/15/2045	25,000	20,993

Automobile Components – 0.1%

Aptiv plc
4.15%, 5/1/2052	25,000	18,014

Lear Corp.
5.25%, 5/15/2049	25,000	21,831
		39,845

Banks – 6.8%

Bank of America Corp.
2.68%, 6/19/2041(b)	20,000	13,528
3.31%, 4/22/2042(b)	15,000	11,038
3.95%, 1/23/2049(b)	10,000	7,696
4.08%, 3/20/2051(b)	50,000	38,704

Citigroup, Inc.
6.88%, 3/5/2038	20,000	21,371
3.88%, 1/24/2039(b)	75,000	61,234
5.32%, 3/26/2041(b)	95,000	89,832
5.88%, 1/30/2042	20,000	20,196
6.68%, 9/13/2043	75,000	80,144

Investments	Principal Amount	Value

Banks – (continued)
5.30%, 5/6/2044	$50,000	$46,219
4.75%, 5/18/2046	145,000	121,778
6.88%, 2/15/2098	25,000	27,287

Cooperatieve Rabobank UA
5.25%, 5/24/2041	20,000	19,241

Fifth Third Bancorp
8.25%, 3/1/2038	20,000	22,909

HSBC Holdings plc
6.50%, 9/15/2037	50,000	50,481
6.80%, 6/1/2038	200,000	209,952

HSBC USA, Inc.
7.20%, 7/15/2097	20,000	22,728

JPMorgan Chase & Co.
6.40%, 5/15/2038	10,000	10,800
3.11%, 4/22/2041(b)	25,000	18,177
5.60%, 7/15/2041	25,000	24,879
5.63%, 8/16/2043	25,000	24,994
4.95%, 6/1/2045	125,000	113,619
3.96%, 11/15/2048(b)	45,000	34,600
3.33%, 4/22/2052(b)	50,000	34,028

Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	150,866

Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039	10,000	8,145

Regions Financial Corp.
7.38%, 12/10/2037	50,000	54,092

Sumitomo Mitsui Financial Group, Inc.
6.18%, 7/13/2043	25,000	26,351

Wells Fargo & Co.
3.07%, 4/30/2041(b)	5,000	3,561
5.38%, 11/2/2043	40,000	36,747
5.61%, 1/15/2044	120,000	113,357
4.65%, 11/4/2044	45,000	37,441
4.90%, 11/17/2045	150,000	128,241
4.40%, 6/14/2046	145,000	114,751
4.75%, 12/7/2046	125,000	104,384
5.01%, 4/4/2051(b)	40,000	35,527
4.61%, 4/25/2053(b)	10,000	8,334

Westpac Banking Corp.
4.42%, 7/24/2039	75,000	64,053
2.96%, 11/16/2040	75,000	50,879
3.13%, 11/18/2041	75,000	51,095
		2,113,259

See Accompanying Notes to the Financial Statements.

332	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – 1.1%

Brown-Forman Corp.
4.00%, 4/15/2038	$5,000	$4,269

Coca-Cola Co. (The)
2.50%, 6/1/2040	65,000	44,642
2.88%, 5/5/2041	50,000	35,838
3.00%, 3/5/2051	50,000	33,139
2.50%, 3/15/2051	55,000	32,494

Constellation Brands, Inc.
4.50%, 5/9/2047	35,000	28,426
4.10%, 2/15/2048	30,000	23,079
5.25%, 11/15/2048	30,000	27,118
3.75%, 5/1/2050	50,000	35,833

PepsiCo, Inc.
5.50%, 1/15/2040	10,000	10,060
3.50%, 3/19/2040	5,000	3,950
3.60%, 8/13/2042	30,000	23,288
4.60%, 7/17/2045	25,000	21,692
3.88%, 3/19/2060	20,000	15,110
		338,938

Biotechnology – 1.1%

AbbVie, Inc.
4.50%, 5/14/2035	5,000	4,615
4.05%, 11/21/2039	20,000	16,945
4.25%, 11/21/2049	50,000	40,856
5.40%, 3/15/2054	35,000	33,886
5.50%, 3/15/2064	105,000	101,236

Amgen, Inc.
5.65%, 3/2/2053	30,000	28,790
5.75%, 3/2/2063	10,000	9,552

Gilead Sciences, Inc.
4.80%, 4/1/2044	20,000	17,574
4.50%, 2/1/2045	20,000	16,789
4.75%, 3/1/2046	30,000	26,001
4.15%, 3/1/2047	20,000	15,774

Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	50,000	29,292
		341,310

Broadline Retail – 0.4%

Alibaba Group Holding Ltd.
3.15%, 2/9/2051	200,000	125,201

Investments	Principal Amount	Value

Building Products – 0.6%

Masco Corp.
4.50%, 5/15/2047	$25,000	$20,258
3.13%, 2/15/2051	25,000	15,781

Owens Corning
7.00%, 12/1/2036(a)	25,000	27,209
4.30%, 7/15/2047	40,000	31,271
4.40%, 1/30/2048	15,000	11,809

Trane Technologies Financing Ltd.
4.65%, 11/1/2044	25,000	21,647
4.50%, 3/21/2049	20,000	16,626

Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043	30,000	29,849
4.30%, 2/21/2048	20,000	16,145
		190,595

Capital Markets – 2.0%

Brookfield Finance, Inc.
5.97%, 3/4/2054	25,000	24,468

Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	50,000	52,773
4.02%, 10/31/2038(b)	20,000	16,483
6.25%, 2/1/2041	20,000	20,887
3.21%, 4/22/2042(b)	10,000	7,159
2.91%, 7/21/2042(b)	15,000	10,225
3.44%, 2/24/2043(b)	10,000	7,356
5.15%, 5/22/2045	25,000	22,896
4.75%, 10/21/2045	15,000	13,099

Moody’s Corp.
2.75%, 8/19/2041	55,000	36,935
5.25%, 7/15/2044	50,000	46,647
4.88%, 12/17/2048	35,000	30,937
3.25%, 5/20/2050	10,000	6,680
3.75%, 2/25/2052	25,000	18,258
2.55%, 8/18/2060	10,000	5,118
3.10%, 11/29/2061	45,000	26,897

Morgan Stanley
3.22%, 4/22/2042(b)	25,000	18,142
6.38%, 7/24/2042	15,000	16,178
4.30%, 1/27/2045	30,000	24,925
5.60%, 3/24/2051(b)	25,000	24,735

Nasdaq, Inc.
5.95%, 8/15/2053	10,000	9,868
6.10%, 6/28/2063	60,000	60,077

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	333

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

S&P Global, Inc.
6.55%, 11/15/2037	$20,000	$21,732
4.50%, 5/15/2048	20,000	16,152
3.25%, 12/1/2049	15,000	10,267
3.70%, 3/1/2052	75,000	55,116
3.90%, 3/1/2062	30,000	21,793
		625,803

Chemicals – 2.0%

CF Industries, Inc.
4.95%, 6/1/2043	55,000	47,102
5.38%, 3/15/2044	55,000	49,239

Dow Chemical Co. (The)
9.40%, 5/15/2039	10,000	12,995
6.90%, 5/15/2053	35,000	38,390

Ecolab, Inc.
5.50%, 12/8/2041	25,000	24,700

FMC Corp.
4.50%, 10/1/2049	25,000	18,301

Linde, Inc.
3.55%, 11/7/2042	25,000	19,221

LYB International Finance BV
5.25%, 7/15/2043	25,000	22,258
4.88%, 3/15/2044	35,000	29,712

LYB International Finance III LLC
3.38%, 10/1/2040	25,000	17,932
4.20%, 10/15/2049	35,000	26,111
4.20%, 5/1/2050	35,000	26,025
3.63%, 4/1/2051	35,000	23,535
3.80%, 10/1/2060	20,000	13,189

LyondellBasell Industries NV
4.63%, 2/26/2055	35,000	27,407

PPG Industries, Inc.
5.50%, 11/15/2040	25,000	23,118

RPM International, Inc.
5.25%, 6/1/2045	20,000	17,997
4.25%, 1/15/2048	20,000	15,573

Sherwin-Williams Co. (The)
4.00%, 12/15/2042	25,000	19,614
4.55%, 8/1/2045	25,000	20,648
4.50%, 6/1/2047	90,000	74,167
3.80%, 8/15/2049	40,000	29,470
3.30%, 5/15/2050	30,000	19,913
		616,617

Investments	Principal Amount	Value

Commercial Services & Supplies – 0.2%

Republic Services, Inc.
5.70%, 5/15/2041	$25,000	$24,681

Waste Management, Inc.
3.90%, 3/1/2035	25,000	21,652
2.95%, 6/1/2041	15,000	10,683
		57,016

Communications Equipment – 1.9%

Cisco Systems, Inc.
5.90%, 2/15/2039	145,000	150,783
5.50%, 1/15/2040	145,000	144,411
5.30%, 2/26/2054	145,000	139,523
5.35%, 2/26/2064	65,000	61,863

Juniper Networks, Inc.
5.95%, 3/15/2041	30,000	29,208

Motorola Solutions, Inc.
5.50%, 9/1/2044	30,000	28,368

Nokia OYJ
6.63%, 5/15/2039	25,000	23,714
		577,870

Construction & Engineering – 0.2%

Quanta Services, Inc.
3.05%, 10/1/2041	20,000	13,547

Valmont Industries, Inc.
5.00%, 10/1/2044	25,000	21,022
5.25%, 10/1/2054	25,000	21,122
		55,691

Construction Materials – 0.4%

Lafarge SA
7.13%, 7/15/2036	25,000	26,716

Martin Marietta Materials, Inc.
4.25%, 12/15/2047	40,000	31,826

Vulcan Materials Co.
4.50%, 6/15/2047	50,000	40,961
4.70%, 3/1/2048	30,000	25,369
		124,872

Consumer Staples Distribution & Retail – 1.0%

Kroger Co. (The)
6.90%, 4/15/2038	25,000	27,244
5.40%, 7/15/2040	5,000	4,721
5.15%, 8/1/2043	5,000	4,481

See Accompanying Notes to the Financial Statements.

334	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Staples Distribution & Retail – (continued)

Sysco Corp.
5.38%, 9/21/2035	$20,000	$19,616
6.60%, 4/1/2040	15,000	15,941
4.85%, 10/1/2045	15,000	12,892
4.50%, 4/1/2046	15,000	12,315
4.45%, 3/15/2048	15,000	12,137
6.60%, 4/1/2050	45,000	48,850
3.15%, 12/14/2051	45,000	28,641

Walmart, Inc.
4.50%, 9/9/2052	75,000	65,253
4.50%, 4/15/2053	75,000	65,266
		317,357

Containers & Packaging – 0.1%

Packaging Corp. of America
4.05%, 12/15/2049	30,000	22,750

Diversified REITs – 0.2%

VICI Properties LP
REIT, 5.63%, 5/15/2052	50,000	43,658
REIT, 6.13%, 4/1/2054	25,000	23,351
		67,009

Diversified Telecommunication Services – 0.3%

AT&T, Inc.
3.55%, 9/15/2055	60,000	39,132
3.80%, 12/1/2057	40,000	26,987
3.65%, 9/15/2059	50,000	32,437
		98,556

Electric Utilities – 2.6%

Arizona Public Service Co.
4.70%, 1/15/2044	5,000	4,000

Cleco Corporate Holdings LLC
4.97%, 5/1/2046(a)	10,000	7,846

Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	25,000	16,508

Emera US Finance LP
4.75%, 6/15/2046	30,000	23,390

Entergy Arkansas LLC
3.35%, 6/15/2052	30,000	19,594

Entergy Louisiana LLC
2.90%, 3/15/2051	20,000	11,949

Investments	Principal Amount	Value

Electric Utilities – (continued)

Georgia Power Co.
5.40%, 6/1/2040	$20,000	$18,645
Series 10-C, 4.75%, 9/1/2040	25,000	21,927
4.30%, 3/15/2042	10,000	8,263

International Transmission Co.
4.63%, 8/15/2043	20,000	16,284

Interstate Power and Light Co.
3.10%, 11/30/2051	25,000	15,448

Kentucky Utilities Co.
5.13%, 11/1/2040	25,000	23,039

Louisville Gas and Electric Co.
5.13%, 11/15/2040	20,000	18,162

MidAmerican Energy Co.
2.70%, 8/1/2052	25,000	14,581

Mississippi Power Co.
Series 12-A, 4.25%, 3/15/2042	25,000	20,104

Nevada Power Co.
Series R, 6.75%, 7/1/2037	25,000	26,851
5.38%, 9/15/2040	25,000	23,102
5.45%, 5/15/2041	25,000	23,229
Series EE, 3.13%, 8/1/2050	25,000	15,594
Series GG, 5.90%, 5/1/2053	25,000	24,510

Oklahoma Gas and Electric Co.
5.85%, 6/1/2040	10,000	9,775
5.25%, 5/15/2041	25,000	22,984

Pacific Gas and Electric Co.
4.95%, 7/1/2050	15,000	12,200
6.75%, 1/15/2053	15,000	15,464

PacifiCorp
6.10%, 8/1/2036	25,000	25,084
5.75%, 4/1/2037	25,000	24,324
6.25%, 10/15/2037	25,000	25,307
6.00%, 1/15/2039	25,000	24,875
4.13%, 1/15/2049	25,000	18,503
4.15%, 2/15/2050	25,000	18,653
3.30%, 3/15/2051	25,000	15,605
2.90%, 6/15/2052	50,000	28,247
5.35%, 12/1/2053	25,000	21,823
5.50%, 5/15/2054	25,000	22,332
5.80%, 1/15/2055	25,000	23,068

PPL Electric Utilities Corp.
5.20%, 7/15/2041	20,000	18,480

Public Service Co. of Colorado
4.75%, 8/15/2041	25,000	21,421
Series 34, 3.20%, 3/1/2050	20,000	12,834
2.70%, 1/15/2051	30,000	17,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	335

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

Public Service Electric and Gas Co.
5.38%, 11/1/2039	$25,000	$23,704
Series K, 4.05%, 5/1/2045	5,000	3,879
4.15%, 11/1/2045	20,000	15,672

Southwestern Public Service Co.
4.50%, 8/15/2041	25,000	20,371

Tucson Electric Power Co.
5.50%, 4/15/2053	10,000	9,411

Xcel Energy, Inc.
4.80%, 9/15/2041	25,000	21,067
		825,208

Electrical Equipment – 0.0%(c)

Emerson Electric Co.
6.13%, 4/15/2039	5,000	5,168

Rockwell Automation, Inc.
6.25%, 12/1/2037	5,000	5,191
		10,359

Electronic Equipment, Instruments & Components – 0.5%

Corning, Inc.
4.75%, 3/15/2042	35,000	30,211
5.35%, 11/15/2048	15,000	13,766
5.85%, 11/15/2068	25,000	23,701
5.45%, 11/15/2079	50,000	44,118

Tyco Electronics Group SA
7.13%, 10/1/2037	40,000	44,822
		156,618

Energy Equipment & Services – 0.1%

Halliburton Co.
5.00%, 11/15/2045	20,000	17,901

NOV, Inc.
3.95%, 12/1/2042	25,000	18,361
		36,262

Entertainment – 0.1%

Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	31,262

Financial Services – 2.5%

Corebridge Financial, Inc.
4.35%, 4/5/2042	50,000	40,087

Investments	Principal Amount	Value

Financial Services – (continued)

Fiserv, Inc.
4.40%, 7/1/2049	$145,000	$115,848

Mastercard, Inc.
3.80%, 11/21/2046	45,000	34,958
3.95%, 2/26/2048	30,000	23,975
3.65%, 6/1/2049	70,000	52,432
3.85%, 3/26/2050	100,000	77,447
2.95%, 3/15/2051	50,000	32,621

Shell International Finance BV
6.38%, 12/15/2038	20,000	21,614

Visa, Inc.
2.70%, 4/15/2040	80,000	56,691
4.30%, 12/14/2045	250,000	211,884
3.65%, 9/15/2047	55,000	41,751

Voya Financial, Inc.
5.70%, 7/15/2043	30,000	28,165

Western Union Co. (The)
6.20%, 11/17/2036	35,000	34,822
6.20%, 6/21/2040	20,000	19,371
		791,666

Food Products – 0.6%

General Mills, Inc.
4.55%, 4/17/2038	20,000	17,328
5.40%, 6/15/2040	25,000	23,856
4.15%, 2/15/2043	25,000	20,230

Ingredion, Inc.
6.63%, 4/15/2037	25,000	26,317
3.90%, 6/1/2050	35,000	24,402

Kraft Heinz Foods Co.
6.88%, 1/26/2039	10,000	10,893
5.00%, 6/4/2042	25,000	22,329
5.20%, 7/15/2045	50,000	45,064
		190,419

Gas Utilities - 0.3%

Atmos Energy Corp.
2.85%, 2/15/2052	50,000	30,328
5.75%, 10/15/2052	25,000	24,939
6.20%, 11/15/2053	25,000	26,537
		81,804

See Accompanying Notes to the Financial Statements.

336	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – 3.2%

Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	$25,000	$26,486
5.75%, 5/1/2040	40,000	40,413
5.40%, 6/1/2041	50,000	48,523
4.40%, 3/15/2042	75,000	64,247
4.45%, 3/15/2043	100,000	85,361
5.15%, 9/1/2043	50,000	46,969
4.55%, 9/1/2044	25,000	21,518
4.15%, 12/15/2048	5,000	4,002
3.05%, 2/15/2051	75,000	48,432
3.30%, 9/15/2051	65,000	44,027
2.88%, 6/15/2052	90,000	55,404
4.45%, 1/15/2053	70,000	58,341
5.20%, 4/15/2054	80,000	74,865

Canadian National Railway Co.
6.20%, 6/1/2036	50,000	52,928
4.40%, 8/5/2052	45,000	37,718

Canadian Pacific Railway Co.
5.75%, 1/15/2042	10,000	9,613
6.13%, 9/15/2115	35,000	34,615

CSX Corp.
5.50%, 4/15/2041	25,000	24,389
4.25%, 11/1/2066	25,000	18,913
4.65%, 3/1/2068	25,000	20,396

Norfolk Southern Corp.
5.10%, 8/1/2118	5,000	4,111

Union Pacific Corp.
3.88%, 2/1/2055	25,000	18,539
3.95%, 8/15/2059	25,000	18,223
3.84%, 3/20/2060	50,000	35,728
3.55%, 5/20/2061	25,000	16,748
5.15%, 1/20/2063	25,000	22,666
4.10%, 9/15/2067	25,000	18,440
3.75%, 2/5/2070	30,000	20,551
3.80%, 4/6/2071	25,000	17,253
3.85%, 2/14/2072	25,000	17,505
		1,006,924

Health Care Equipment & Supplies – 1.3%

Abbott Laboratories
6.15%, 11/30/2037	40,000	42,611
6.00%, 4/1/2039	40,000	42,276
5.30%, 5/27/2040	5,000	4,934
4.90%, 11/30/2046	40,000	36,696

Investments	Principal Amount	Value

Health Care Equipment & Supplies – (continued)

Boston Scientific Corp.
6.50%, 11/15/2035(a)	$30,000	$32,370
4.55%, 3/1/2039	30,000	26,933
7.38%, 1/15/2040	20,000	22,886
4.70%, 3/1/2049	50,000	43,318

Solventum Corp.
5.90%, 4/30/2054(d)	25,000	23,341

Stryker Corp.
4.10%, 4/1/2043	25,000	20,262
4.38%, 5/15/2044	25,000	21,078
4.63%, 3/15/2046	75,000	64,734

Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035	25,000	21,401
		402,840

Health Care Providers & Services – 2.9%

Cardinal Health, Inc.
4.60%, 3/15/2043	30,000	24,968
4.37%, 6/15/2047	110,000	87,234

Cencora, Inc.
4.25%, 3/1/2045	35,000	28,990
4.30%, 12/15/2047	35,000	28,751

Cigna Group (The)
5.60%, 2/15/2054	20,000	18,837

Elevance Health, Inc.
5.95%, 12/15/2034	10,000	10,194
6.38%, 6/15/2037	25,000	26,060
4.63%, 5/15/2042	65,000	56,228
4.65%, 1/15/2043	20,000	17,222
5.10%, 1/15/2044	40,000	36,246
4.65%, 8/15/2044	20,000	17,059
4.55%, 5/15/2052	40,000	32,939
6.10%, 10/15/2052	25,000	25,590
5.13%, 2/15/2053	40,000	36,071
4.85%, 8/15/2054	25,000	20,583

HCA, Inc.
5.25%, 6/15/2049	30,000	25,960
3.50%, 7/15/2051	25,000	16,223
4.63%, 3/15/2052	20,000	15,665
6.00%, 4/1/2054	55,000	52,417
6.10%, 4/1/2064	45,000	42,614

McKesson Corp.
4.88%, 3/15/2044	25,000	21,419

Novant Health, Inc.
4.37%, 11/1/2043	20,000	16,679

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	337

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

OhioHealth Corp.
2.83%, 11/15/2041	$10,000	$6,975
Series 2020, 3.04%, 11/15/2050	20,000	13,453

UnitedHealth Group, Inc.
6.63%, 11/15/2037	5,000	5,454
3.88%, 8/15/2059	45,000	32,678
3.13%, 5/15/2060	50,000	30,634
4.95%, 5/15/2062	35,000	30,546
6.05%, 2/15/2063	55,000	56,907
5.20%, 4/15/2063	65,000	59,209
		893,805

Hotels, Restaurants & Leisure – 2.2%

Darden Restaurants, Inc.
4.55%, 2/15/2048	20,000	15,617

Marriott International, Inc.
4.50%, 10/1/2034	25,000	22,243

McDonald’s Corp.
4.70%, 12/9/2035	50,000	46,596
6.30%, 10/15/2037	50,000	52,665
6.30%, 3/1/2038	45,000	47,331
5.70%, 2/1/2039	25,000	24,899
3.70%, 2/15/2042	35,000	26,890
3.63%, 5/1/2043	60,000	45,280
4.60%, 5/26/2045	40,000	34,031
4.88%, 12/9/2045	65,000	57,408
4.45%, 3/1/2047	65,000	53,493
4.45%, 9/1/2048	50,000	41,449
3.63%, 9/1/2049	120,000	85,843
4.20%, 4/1/2050	50,000	39,414
5.15%, 9/9/2052	65,000	59,277

Starbucks Corp.
3.35%, 3/12/2050	40,000	26,802
		679,238

Household Durables – 0.1%

MDC Holdings, Inc.
6.00%, 1/15/2043	20,000	19,643

PulteGroup, Inc.
6.00%, 2/15/2035	25,000	25,121
		44,764

Investments	Principal Amount	Value

Household Products – 0.6%

Church & Dwight Co., Inc.
5.00%, 6/15/2052	$50,000	$45,007

Kimberly-Clark Corp.
6.63%, 8/1/2037	25,000	27,796
5.30%, 3/1/2041	25,000	24,071
3.70%, 6/1/2043	25,000	18,784
3.90%, 5/4/2047	25,000	19,302

Procter & Gamble Co. (The)
5.55%, 3/5/2037	50,000	51,351
		186,311

Independent Power and Renewable Electricity Producers – 0.1%

Constellation Energy Generation LLC
5.75%, 10/1/2041	5,000	4,774

Southern Power Co.
5.15%, 9/15/2041	20,000	17,910
Series F, 4.95%, 12/15/2046	25,000	21,237
		43,921

Industrial Conglomerates – 0.7%

Honeywell International, Inc.
5.70%, 3/15/2037	25,000	25,398
5.38%, 3/1/2041	20,000	19,667
5.25%, 3/1/2054	130,000	123,221
5.35%, 3/1/2064	40,000	37,932
		206,218

Insurance – 7.3%

Aflac, Inc.
6.45%, 8/15/2040	20,000	21,137
4.00%, 10/15/2046	25,000	18,981

Alleghany Corp.
4.90%, 9/15/2044	25,000	22,659
3.25%, 8/15/2051	25,000	16,488

American Financial Group, Inc.
4.50%, 6/15/2047	35,000	27,701

Aon Corp.
6.25%, 9/30/2040	20,000	20,698
2.90%, 8/23/2051	30,000	18,003
3.90%, 2/28/2052	50,000	36,081

Aon Global Ltd.
4.25%, 12/12/2042	20,000	15,840
4.45%, 5/24/2043	20,000	16,068
4.60%, 6/14/2044	55,000	45,719
4.75%, 5/15/2045	45,000	38,187

See Accompanying Notes to the Financial Statements.

338	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Aon North America, Inc.
5.75%, 3/1/2054	$140,000	$135,342

Arch Capital Finance LLC
5.03%, 12/15/2046	30,000	26,332

Arch Capital Group Ltd.
7.35%, 5/1/2034	20,000	22,012
3.64%, 6/30/2050	70,000	48,485

Arch Capital Group US, Inc.
5.14%, 11/1/2043	40,000	36,114

Arthur J Gallagher & Co.
3.50%, 5/20/2051	70,000	46,574
3.05%, 3/9/2052	10,000	5,993
5.75%, 3/2/2053	45,000	42,542
6.75%, 2/15/2054	45,000	48,456
5.75%, 7/15/2054	35,000	33,247

Athene Holding Ltd.
3.95%, 5/25/2051	50,000	35,146
3.45%, 5/15/2052	40,000	24,904
6.25%, 4/1/2054	70,000	68,039

Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	55,000	57,523
2.85%, 10/15/2050	125,000	78,616
3.85%, 3/15/2052	190,000	143,770

Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	41,365

Cincinnati Financial Corp.
6.13%, 11/1/2034	25,000	25,853

Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	25,000	21,428

Hartford Financial Services Group, Inc. (The)
5.95%, 10/15/2036	25,000	25,479
6.63%, 3/30/2040	25,000	26,610
6.10%, 10/1/2041	25,000	25,402
4.30%, 4/15/2043	25,000	20,452
4.40%, 3/15/2048	35,000	28,620

Markel Group, Inc.
5.00%, 3/30/2043	25,000	21,736
5.00%, 4/5/2046	35,000	30,271
5.00%, 5/20/2049	15,000	12,964
4.15%, 9/17/2050	10,000	7,482
3.45%, 5/7/2052	25,000	16,337

Investments	Principal Amount	Value

Insurance – (continued)

Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	$25,000	$22,711
4.35%, 1/30/2047	25,000	20,481
4.20%, 3/1/2048	50,000	39,647
4.90%, 3/15/2049	60,000	52,865
2.90%, 12/15/2051	35,000	21,291
6.25%, 11/1/2052	45,000	47,393
5.45%, 3/15/2053	50,000	47,363
5.70%, 9/15/2053	75,000	74,007
5.45%, 3/15/2054	35,000	33,406

MetLife, Inc.
10.75%, 8/1/2039	20,000	26,426

Old Republic International Corp.
3.85%, 6/11/2051	50,000	34,467

Principal Financial Group, Inc.
6.05%, 10/15/2036	10,000	10,226
4.63%, 9/15/2042	5,000	4,306
4.35%, 5/15/2043	5,000	4,149
4.30%, 11/15/2046	5,000	3,978
5.50%, 3/15/2053	20,000	18,610

Prudential Financial, Inc.
5.70%, 12/14/2036	5,000	5,054

Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	22,382

Sompo International Holdings Ltd.
7.00%, 7/15/2034	20,000	21,413

Transatlantic Holdings, Inc.
8.00%, 11/30/2039	25,000	30,891

Trinity Acquisition plc
6.13%, 8/15/2043	25,000	23,615

Unum Group
5.75%, 8/15/2042	50,000	47,033
4.13%, 6/15/2051	45,000	32,106

W R Berkley Corp.
4.75%, 8/1/2044	25,000	21,197
4.00%, 5/12/2050	20,000	14,706
3.55%, 3/30/2052	70,000	46,498
3.15%, 9/30/2061	20,000	11,348

Willis North America, Inc.
5.05%, 9/15/2048	30,000	26,103
3.88%, 9/15/2049	25,000	17,734
5.90%, 3/5/2054	50,000	47,947
		2,284,009

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	339

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Interactive Media & Services – 1.8%

Meta Platforms, Inc.
4.45%, 8/15/2052	$175,000	$145,694
5.60%, 5/15/2053	185,000	183,471
4.65%, 8/15/2062	100,000	83,186
5.75%, 5/15/2063	135,000	134,533
		546,884

IT Services – 1.9%

International Business Machines Corp.
4.15%, 5/15/2039	90,000	75,288
5.60%, 11/30/2039	50,000	49,592
4.00%, 6/20/2042	105,000	83,812
4.25%, 5/15/2049	270,000	214,434
2.95%, 5/15/2050	10,000	6,188
3.43%, 2/9/2052	10,000	6,692
4.90%, 7/27/2052	130,000	113,941
5.10%, 2/6/2053	20,000	18,103
7.13%, 12/1/2096	25,000	29,965
		598,015

Leisure Products – 0.1%

Brunswick Corp.
5.10%, 4/1/2052	15,000	11,475

Mattel, Inc.
6.20%, 10/1/2040	25,000	23,703
		35,178

Machinery – 1.0%

Dover Corp.
6.60%, 3/15/2038	25,000	26,587
5.38%, 3/1/2041	25,000	23,741

Fortive Corp.
4.30%, 6/15/2046	50,000	39,968

Illinois Tool Works, Inc.
4.88%, 9/15/2041	45,000	41,688
3.90%, 9/1/2042	80,000	64,918

Otis Worldwide Corp.
3.11%, 2/15/2040	25,000	18,170
3.36%, 2/15/2050	50,000	34,109

Snap-on, Inc.
4.10%, 3/1/2048	25,000	20,066
3.10%, 5/1/2050	25,000	16,713

Investments	Principal Amount	Value

Machinery – (continued)

Xylem, Inc.
4.38%, 11/1/2046	$25,000	$20,324
		306,284

Media – 3.0%

Charter Communications Operating LLC
6.38%, 10/23/2035	25,000	23,622
5.38%, 4/1/2038	25,000	20,712
3.50%, 6/1/2041	50,000	31,990
6.48%, 10/23/2045	110,000	97,381
5.38%, 5/1/2047	60,000	45,869
5.75%, 4/1/2048	65,000	52,387
5.13%, 7/1/2049	25,000	18,317
4.80%, 3/1/2050	80,000	55,973
3.70%, 4/1/2051	50,000	29,256
3.85%, 4/1/2061	30,000	16,762
4.40%, 12/1/2061	40,000	24,762
3.95%, 6/30/2062	50,000	28,388
5.50%, 4/1/2063	25,000	18,588

Comcast Corp.
3.20%, 7/15/2036	5,000	3,932
6.45%, 3/15/2037	25,000	26,458
6.95%, 8/15/2037	15,000	16,498
6.55%, 7/1/2039	20,000	21,305
3.25%, 11/1/2039	25,000	18,525
6.40%, 3/1/2040	10,000	10,524
3.75%, 4/1/2040	25,000	19,812
2.89%, 11/1/2051	25,000	15,119
2.94%, 11/1/2056	35,000	20,425
2.99%, 11/1/2063	5,000	2,844

Fox Corp.
5.48%, 1/25/2039	100,000	91,589
5.58%, 1/25/2049	55,000	48,828

Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041	45,000	31,967
5.40%, 10/1/2048	30,000	26,914

Time Warner Cable LLC
6.75%, 6/15/2039	60,000	54,961
5.88%, 11/15/2040	20,000	16,533
5.50%, 9/1/2041	45,000	35,821
4.50%, 9/15/2042	25,000	17,592
		943,654

See Accompanying Notes to the Financial Statements.

340	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – 0.9%

ArcelorMittal SA
6.75%, 3/1/2041(a)	$15,000	$15,179

BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	30,000	27,355

Freeport-McMoRan, Inc.
5.45%, 3/15/2043	20,000	18,333

Nucor Corp.
6.40%, 12/1/2037	40,000	42,376
2.98%, 12/15/2055	25,000	15,032

Reliance, Inc.
6.85%, 11/15/2036	25,000	26,508

Rio Tinto Alcan, Inc.
5.75%, 6/1/2035	5,000	5,060

Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	20,000	19,056

Southern Copper Corp.
5.88%, 4/23/2045	20,000	19,393

Steel Dynamics, Inc.
3.25%, 10/15/2050	20,000	12,723

Vale Overseas Ltd.
6.88%, 11/21/2036	30,000	30,747
6.88%, 11/10/2039	25,000	25,701

Vale SA
5.63%, 9/11/2042	10,000	9,438
		266,901

Multi-Utilities – 1.1%

Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	35,000	35,815
5.95%, 5/15/2037	25,000	24,949
5.15%, 11/15/2043	5,000	4,632
3.80%, 7/15/2048	25,000	17,949
4.45%, 1/15/2049	25,000	20,061
4.25%, 10/15/2050	25,000	19,125
2.85%, 5/15/2051	50,000	29,950
4.60%, 5/1/2053	20,000	16,173

Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058	25,000	19,988
3.70%, 11/15/2059	20,000	13,503
Series C, 3.00%, 12/1/2060	25,000	14,410

Consumers Energy Co.
4.35%, 8/31/2064	25,000	19,407

Investments	Principal Amount	Value

Multi-Utilities – (continued)

NiSource, Inc.
3.95%, 3/30/2048	$50,000	$36,668

Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	25,000	24,271
3.95%, 10/1/2046	25,000	18,295
4.40%, 5/30/2047	25,000	19,840
Series 21A, 3.15%, 9/30/2051	25,000	15,323
		350,359

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.
REIT, 3.55%, 3/15/2052	25,000	16,361

Oil, Gas & Consumable Fuels - 20.5%

Apache Corp.
5.10%, 9/1/2040	125,000	104,041
5.25%, 2/1/2042	25,000	20,779
4.75%, 4/15/2043	25,000	19,242
5.35%, 7/1/2049	25,000	20,332

BP Capital Markets America, Inc.
3.38%, 2/8/2061	75,000	48,547

Canadian Natural Resources Ltd.
6.50%, 2/15/2037	35,000	35,853
6.25%, 3/15/2038	80,000	80,637
6.75%, 2/1/2039	50,000	51,949
4.95%, 6/1/2047	50,000	42,705

Cenovus Energy, Inc.
5.25%, 6/15/2037	10,000	9,136
6.75%, 11/15/2039	25,000	26,326
5.40%, 6/15/2047	37,000	33,055
3.75%, 2/15/2052	20,000	13,851

ConocoPhillips Co.
5.95%, 3/15/2046	25,000	25,407
3.80%, 3/15/2052	75,000	55,125
5.30%, 5/15/2053	40,000	37,422
5.55%, 3/15/2054	35,000	33,816
4.03%, 3/15/2062	130,000	95,747
5.70%, 9/15/2063	45,000	44,168

Continental Resources, Inc.
4.90%, 6/1/2044	50,000	40,334

Devon Energy Corp.
5.60%, 7/15/2041	90,000	83,235
4.75%, 5/15/2042	50,000	41,588
5.00%, 6/15/2045	65,000	54,967

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	341

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Diamondback Energy, Inc.
4.40%, 3/24/2051	$50,000	$39,497
4.25%, 3/15/2052	25,000	19,196
6.25%, 3/15/2053	45,000	45,999
5.75%, 4/18/2054	110,000	105,013
5.90%, 4/18/2064	70,000	66,589

Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043	25,000	21,429
4.60%, 12/15/2044	25,000	20,627
3.90%, 11/15/2049	25,000	17,257

Enbridge Energy Partners LP
5.50%, 9/15/2040	40,000	37,145
7.38%, 10/15/2045	45,000	50,157

Enbridge, Inc.
3.40%, 8/1/2051	35,000	22,970
6.70%, 11/15/2053	25,000	26,731

Energy Transfer LP
7.50%, 7/1/2038	25,000	27,565
6.05%, 6/1/2041	15,000	14,427
6.50%, 2/1/2042	30,000	30,460
4.95%, 1/15/2043	25,000	20,986
5.15%, 2/1/2043	25,000	21,368
5.95%, 10/1/2043	25,000	23,582
5.30%, 4/1/2044	25,000	21,943
5.00%, 5/15/2044(a)	15,000	12,587
5.15%, 3/15/2045	25,000	21,481
5.35%, 5/15/2045	25,000	21,939
6.13%, 12/15/2045	40,000	38,434
5.30%, 4/15/2047	25,000	21,606
5.40%, 10/1/2047	60,000	52,650
6.00%, 6/15/2048	60,000	56,907
6.25%, 4/15/2049	75,000	73,153
5.00%, 5/15/2050	70,000	58,023
5.95%, 5/15/2054	85,000	80,110

EnLink Midstream Partners LP
5.60%, 4/1/2044	25,000	21,649

Enterprise Products Operating LLC
7.55%, 4/15/2038	15,000	17,355
6.13%, 10/15/2039	20,000	20,475
6.45%, 9/1/2040	45,000	47,615
5.95%, 2/1/2041	50,000	50,611
5.70%, 2/15/2042	30,000	29,438
4.85%, 8/15/2042	25,000	22,249

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
4.45%, 2/15/2043	$40,000	$33,653
4.85%, 3/15/2044	50,000	44,157
5.10%, 2/15/2045	40,000	36,276
4.90%, 5/15/2046	40,000	35,335
4.20%, 1/31/2050	20,000	15,803
3.70%, 1/31/2051	75,000	53,974
3.20%, 2/15/2052	50,000	32,449
3.30%, 2/15/2053	75,000	49,545
4.95%, 10/15/2054	30,000	26,111
3.95%, 1/31/2060	75,000	53,754

EOG Resources, Inc.
5.10%, 1/15/2036	25,000	23,725

Exxon Mobil Corp.
4.33%, 3/19/2050	50,000	41,508

Hess Corp.
5.80%, 4/1/2047	25,000	24,477

Kinder Morgan Energy Partners LP
6.50%, 2/1/2037	25,000	25,220
6.95%, 1/15/2038	50,000	53,300
6.50%, 9/1/2039	25,000	25,198
6.55%, 9/15/2040	25,000	25,303
7.50%, 11/15/2040	25,000	27,431
6.38%, 3/1/2041	25,000	24,781
5.63%, 9/1/2041	25,000	23,077
5.00%, 8/15/2042	50,000	42,764
4.70%, 11/1/2042	25,000	20,559
5.00%, 3/1/2043	50,000	42,695
5.50%, 3/1/2044	50,000	45,154
5.40%, 9/1/2044	40,000	35,810

Kinder Morgan, Inc.
5.30%, 12/1/2034	5,000	4,778
5.55%, 6/1/2045	65,000	59,622
5.05%, 2/15/2046	25,000	21,312
5.20%, 3/1/2048	25,000	21,584
3.25%, 8/1/2050	25,000	15,608
3.60%, 2/15/2051	50,000	33,339
5.45%, 8/1/2052	40,000	36,071

Marathon Oil Corp.
6.60%, 10/1/2037	30,000	30,546
5.20%, 6/1/2045	50,000	42,714

Marathon Petroleum Corp.
6.50%, 3/1/2041	50,000	51,858
4.75%, 9/15/2044	25,000	20,985
5.85%, 12/15/2045	10,000	9,602
4.50%, 4/1/2048	15,000	11,924
5.00%, 9/15/2054	25,000	20,979

See Accompanying Notes to the Financial Statements.

342	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

MPLX LP
4.50%, 4/15/2038	$30,000	$25,638
5.20%, 3/1/2047	75,000	65,604
5.20%, 12/1/2047	50,000	43,661
4.70%, 4/15/2048	50,000	40,834
5.50%, 2/15/2049	55,000	49,972
4.95%, 3/14/2052	110,000	91,938
5.65%, 3/1/2053	25,000	23,062
4.90%, 4/15/2058	35,000	28,036

Occidental Petroleum Corp.
6.45%, 9/15/2036	125,000	128,999
7.95%, 6/15/2039	30,000	33,963
6.20%, 3/15/2040	30,000	29,689
4.63%, 6/15/2045	25,000	19,238
6.60%, 3/15/2046	85,000	87,519
4.40%, 4/15/2046	25,000	19,314
4.10%, 2/15/2047	25,000	17,679
4.20%, 3/15/2048	10,000	7,374
4.40%, 8/15/2049	25,000	17,991

ONEOK Partners LP
6.65%, 10/1/2036	25,000	25,864
6.85%, 10/15/2037	25,000	26,247
6.13%, 2/1/2041	40,000	39,187
6.20%, 9/15/2043	25,000	24,715

ONEOK, Inc.
5.15%, 10/15/2043	5,000	4,382
4.20%, 3/15/2045	25,000	18,389
4.25%, 9/15/2046	40,000	30,290
4.95%, 7/13/2047	40,000	33,369
4.20%, 10/3/2047	40,000	29,941
5.20%, 7/15/2048	65,000	56,401
4.85%, 2/1/2049	40,000	33,102
4.45%, 9/1/2049	50,000	38,506
3.95%, 3/1/2050	35,000	24,800
4.50%, 3/15/2050	50,000	38,406
7.15%, 1/15/2051	20,000	21,441
6.63%, 9/1/2053	130,000	135,591

Ovintiv, Inc.
6.50%, 2/1/2038	30,000	30,084
7.10%, 7/15/2053	30,000	32,399

Phillips 66
5.88%, 5/1/2042	20,000	19,972
4.88%, 11/15/2044	20,000	17,603
3.30%, 3/15/2052	75,000	48,646

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Plains All American Pipeline LP
6.65%, 1/15/2037	$50,000	$51,618
5.15%, 6/1/2042	25,000	21,560
4.30%, 1/31/2043	25,000	19,323
4.70%, 6/15/2044	50,000	40,688
4.90%, 2/15/2045	50,000	41,515

Spectra Energy Partners LP
5.95%, 9/25/2043	30,000	28,955
4.50%, 3/15/2045	25,000	19,994

Suncor Energy, Inc.
6.80%, 5/15/2038	75,000	78,697
6.50%, 6/15/2038	80,000	82,036
6.85%, 6/1/2039	45,000	47,256
4.00%, 11/15/2047	55,000	40,165
3.75%, 3/4/2051	55,000	38,186

Targa Resources Corp.
4.95%, 4/15/2052	50,000	41,631
6.25%, 7/1/2052	40,000	39,256
6.50%, 2/15/2053	50,000	51,175

Tennessee Gas Pipeline Co. LLC
7.63%, 4/1/2037	15,000	16,723

TotalEnergies Capital International SA
3.39%, 6/29/2060	60,000	39,431

TotalEnergies Capital SA
5.49%, 4/5/2054	20,000	19,461
5.64%, 4/5/2064	90,000	87,886

Valero Energy Corp.
6.63%, 6/15/2037	50,000	52,793
4.90%, 3/15/2045	20,000	17,529
3.65%, 12/1/2051	55,000	37,360
4.00%, 6/1/2052	30,000	21,632

Western Midstream Operating LP
5.45%, 4/1/2044	45,000	39,482
5.30%, 3/1/2048	60,000	50,174
5.50%, 8/15/2048	25,000	21,178
5.25%, 2/1/2050(a)	60,000	50,889

Williams Cos., Inc. (The)
6.30%, 4/15/2040	40,000	40,488
5.80%, 11/15/2043	25,000	23,924
5.40%, 3/4/2044	25,000	22,844
5.75%, 6/24/2044	25,000	23,754
4.90%, 1/15/2045	25,000	21,267
5.10%, 9/15/2045	75,000	66,027
4.85%, 3/1/2048	55,000	46,422

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	343

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)
3.50%, 10/15/2051	$50,000	$33,412
5.30%, 8/15/2052	20,000	18,032
		6,393,075

Pharmaceuticals – 3.1%

AstraZeneca plc
6.45%, 9/15/2037	25,000	27,189

Bristol-Myers Squibb Co.
4.25%, 10/26/2049	10,000	7,994
6.25%, 11/15/2053	10,000	10,595
3.90%, 3/15/2062	35,000	24,847
6.40%, 11/15/2063	45,000	47,941
5.65%, 2/22/2064	130,000	124,427

Eli Lilly & Co.
5.95%, 11/15/2037	10,000	10,458
4.88%, 2/27/2053	25,000	22,875
4.15%, 3/15/2059	35,000	27,825
4.95%, 2/27/2063	75,000	67,805
5.10%, 2/9/2064	95,000	88,198

GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	20,000	21,622

Johnson & Johnson
3.63%, 3/3/2037	25,000	21,178
5.95%, 8/15/2037	75,000	79,848
5.85%, 7/15/2038	55,000	58,126
3.70%, 3/1/2046	20,000	15,651
3.75%, 3/3/2047	5,000	3,915
2.45%, 9/1/2060	45,000	24,726

Merck & Co., Inc.
3.90%, 3/7/2039	5,000	4,203
4.15%, 5/18/2043	10,000	8,330
2.75%, 12/10/2051	55,000	33,552
2.90%, 12/10/2061	55,000	32,087
5.15%, 5/17/2063	75,000	69,367

Merck Sharp & Dohme Corp.
5.85%, 6/30/2039	20,000	20,408

Royalty Pharma plc
3.35%, 9/2/2051	30,000	18,365

Zoetis, Inc.
4.70%, 2/1/2043	75,000	65,361
3.95%, 9/12/2047	25,000	19,029
		955,922

Investments	Principal Amount	Value

Professional Services – 0.2%

Verisk Analytics, Inc.
5.50%, 6/15/2045	$25,000	$23,305
3.63%, 5/15/2050	50,000	34,807
		58,112

Real Estate Management & Development – 0.2%

CBRE Services, Inc.
5.95%, 8/15/2034	55,000	54,686

Retail REITs – 0.1%

Federal Realty OP LP
REIT, 3.63%, 8/1/2046	25,000	15,961

NNN REIT, Inc.
REIT, 4.80%, 10/15/2048	25,000	20,676
		36,637

Semiconductors & Semiconductor Equipment – 4.3%

Advanced Micro Devices, Inc.
4.39%, 6/1/2052	25,000	20,787

Analog Devices, Inc.
2.80%, 10/1/2041	55,000	37,889
5.30%, 12/15/2045	20,000	18,765
5.30%, 4/1/2054	40,000	38,054

Applied Materials, Inc.
5.85%, 6/15/2041	45,000	46,694
4.35%, 4/1/2047	40,000	34,113

Broadcom, Inc.
3.14%, 11/15/2035(d)	115,000	89,246
3.19%, 11/15/2036(d)	100,000	76,679
4.93%, 5/15/2037(d)	90,000	82,190
3.50%, 2/15/2041(d)	110,000	81,730

KLA Corp.
5.65%, 11/1/2034	25,000	25,374
5.00%, 3/15/2049	20,000	18,209
4.95%, 7/15/2052	50,000	45,418
5.25%, 7/15/2062	55,000	50,962

Lam Research Corp.
4.88%, 3/15/2049	30,000	26,953
3.13%, 6/15/2060	70,000	43,171

NVIDIA Corp.
3.70%, 4/1/2060	20,000	14,699

NXP BV
3.25%, 5/11/2041	70,000	49,354
3.13%, 2/15/2042	50,000	34,186
3.25%, 11/30/2051	20,000	12,746

See Accompanying Notes to the Financial Statements.

344	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

QUALCOMM, Inc.
4.30%, 5/20/2047	$15,000	$12,471
4.50%, 5/20/2052	75,000	63,085
6.00%, 5/20/2053	85,000	89,217

Texas Instruments, Inc.
3.88%, 3/15/2039	40,000	34,042
4.15%, 5/15/2048	100,000	81,171
2.70%, 9/15/2051	20,000	12,093
4.10%, 8/16/2052	10,000	8,023
5.00%, 3/14/2053	50,000	45,794
5.15%, 2/8/2054	55,000	51,553
5.05%, 5/18/2063	100,000	90,589
		1,335,257

Software – 3.3%

Intuit, Inc.
5.50%, 9/15/2053	100,000	97,779

Microsoft Corp.
2.53%, 6/1/2050	45,000	27,539
2.92%, 3/17/2052	100,000	65,911
4.00%, 2/12/2055	25,000	20,325
3.95%, 8/8/2056	25,000	19,742
2.68%, 6/1/2060	115,000	67,475
3.04%, 3/17/2062	60,000	38,291

Oracle Corp.
4.30%, 7/8/2034	20,000	17,763
3.85%, 7/15/2036	25,000	20,481
3.80%, 11/15/2037	25,000	20,024
6.50%, 4/15/2038	50,000	52,091
6.13%, 7/8/2039	30,000	30,147
3.60%, 4/1/2040	45,000	33,718
5.38%, 7/15/2040	50,000	46,158
3.65%, 3/25/2041	25,000	18,629
4.50%, 7/8/2044	35,000	28,319
4.13%, 5/15/2045	50,000	38,139
4.00%, 7/15/2046	55,000	40,747
4.00%, 11/15/2047	40,000	29,356
3.60%, 4/1/2050	50,000	33,817
3.95%, 3/25/2051	40,000	28,576
6.90%, 11/9/2052	75,000	81,427
5.55%, 2/6/2053	60,000	55,143
4.38%, 5/15/2055	14,000	10,568
3.85%, 4/1/2060	40,000	26,625

Investments	Principal Amount	Value

Software – (continued)

Salesforce, Inc.
2.70%, 7/15/2041	$90,000	$61,502
3.05%, 7/15/2061	45,000	27,208
		1,037,500

Specialty Retail – 3.2%

Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	55,000	37,320

Home Depot, Inc. (The)
5.88%, 12/16/2036	115,000	119,198
3.30%, 4/15/2040	90,000	68,311
5.40%, 9/15/2040	35,000	34,170
5.95%, 4/1/2041	75,000	77,680
4.20%, 4/1/2043	10,000	8,328
4.40%, 3/15/2045	25,000	21,124
4.25%, 4/1/2046	25,000	20,557
3.90%, 6/15/2047	70,000	54,059
4.50%, 12/6/2048	20,000	16,932
3.35%, 4/15/2050	25,000	17,272
2.38%, 3/15/2051	35,000	19,516
2.75%, 9/15/2051	35,000	21,186
3.63%, 4/15/2052	55,000	39,740
4.95%, 9/15/2052	70,000	63,308
3.50%, 9/15/2056	35,000	24,232

Lowe’s Cos., Inc.
5.80%, 10/15/2036	20,000	19,969
5.00%, 9/15/2043	20,000	17,466
4.25%, 4/1/2052	50,000	38,652
5.63%, 4/15/2053	50,000	47,694
4.45%, 4/1/2062	100,000	76,405
5.80%, 9/15/2062	75,000	71,904
5.85%, 4/1/2063	40,000	38,718

Tiffany & Co.
4.90%, 10/1/2044	25,000	22,310

TJX Cos., Inc. (The)
4.50%, 4/15/2050	25,000	21,571
		997,622

Technology Hardware, Storage & Peripherals – 2.2%

Apple, Inc.
2.38%, 2/8/2041	25,000	16,794
3.85%, 5/4/2043	50,000	40,972
3.45%, 2/9/2045	25,000	18,935
4.38%, 5/13/2045	25,000	21,735
4.65%, 2/23/2046	50,000	45,063

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	345

FlexShares® Credit-Scored US Long Corporate  Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – (continued)
3.85%, 8/4/2046	$25,000	$19,884
3.75%, 11/13/2047	20,000	15,483
2.65%, 5/11/2050	25,000	15,427
2.65%, 2/8/2051	100,000	61,357
2.70%, 8/5/2051	75,000	46,216
3.95%, 8/8/2052	75,000	59,084
4.85%, 5/10/2053	25,000	23,189
2.80%, 2/8/2061	125,000	73,446
2.85%, 8/5/2061	100,000	59,505
4.10%, 8/8/2062	100,000	78,544

HP, Inc.
6.00%, 9/15/2041	80,000	79,379
		675,013

Tobacco – 4.6%

Altria Group, Inc.
5.80%, 2/14/2039	100,000	97,656
3.40%, 2/4/2041	40,000	28,011
4.25%, 8/9/2042	120,000	93,595
4.50%, 5/2/2043	40,000	32,143
5.38%, 1/31/2044	125,000	116,810
3.88%, 9/16/2046	45,000	31,875
5.95%, 2/14/2049	175,000	168,800
3.70%, 2/4/2051	50,000	32,932
4.00%, 2/4/2061	25,000	16,977

BAT Capital Corp.
4.39%, 8/15/2037	180,000	147,754
4.54%, 8/15/2047	75,000	56,123
4.76%, 9/6/2049	75,000	57,866
5.28%, 4/2/2050	50,000	41,527
3.98%, 9/25/2050	25,000	17,380
5.65%, 3/16/2052	45,000	39,164
7.08%, 8/2/2053	70,000	73,264

Philip Morris International, Inc.
6.38%, 5/16/2038	55,000	57,841
4.38%, 11/15/2041	50,000	41,230
4.50%, 3/20/2042	50,000	41,733
3.88%, 8/21/2042	50,000	38,240
4.13%, 3/4/2043	55,000	43,365
4.88%, 11/15/2043	65,000	56,478
4.25%, 11/10/2044	45,000	35,715

Reynolds American, Inc.
5.70%, 8/15/2035	25,000	24,006
5.85%, 8/15/2045	50,000	45,065
		1,435,550

Investments	Principal Amount	Value

Trading Companies & Distributors – 0.4%

WW Grainger, Inc.
4.60%, 6/15/2045	$75,000	$65,433
3.75%, 5/15/2046	30,000	22,924
4.20%, 5/15/2047	30,000	24,555
		112,912

Wireless Telecommunication Services – 0.0%(c)

T-Mobile USA, Inc.
4.50%, 4/15/2050	20,000	16,267
Total Corporate Bonds (Cost $32,761,580)		30,449,187

Total Investments – 97.8% (Cost $32,761,580)		30,449,187

Other assets less liabilities – 2.2%		698,006
NET ASSETS – 100.0%		$31,147,193

(a)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2024.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(c)	Represents less than 0.05% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $353,186 or 1.13% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See Accompanying Notes to the Financial Statements.

346	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long  Corporate Bond Index Fund (cont.)

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,548
Aggregate gross unrealized depreciation	(2,674,951)
Net unrealized depreciation	$(2,506,403)
Federal income tax cost	$32,955,590

Security Type	% of Net Assets
Corporate Bonds	97.8%
Others(1)	2.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	347

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.8%

Aerospace & Defense – 2.7%

AAR Escrow Issuer LLC
6.75%, 3/15/2029(a)	$340,000	$341,836

Bombardier, Inc.
7.13%, 6/15/2026(a)	1,300,000	1,313,834
6.00%, 2/15/2028(a)	595,000	580,237
7.50%, 2/1/2029(a)	555,000	567,726

BWX Technologies, Inc.
4.13%, 6/30/2028(a)	1,205,000	1,100,767
4.13%, 4/15/2029(a)	2,009,000	1,830,142

F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,641,750

TransDigm, Inc.
5.50%, 11/15/2027	9,760,000	9,484,910
6.75%, 8/15/2028(a)	4,770,000	4,790,268
4.63%, 1/15/2029	3,905,000	3,576,941
6.38%, 3/1/2029(a)	2,550,000	2,530,527
4.88%, 5/1/2029	2,281,000	2,098,019
6.88%, 12/15/2030(a)	2,020,000	2,033,735
7.13%, 12/1/2031(a)	650,000	662,398
6.63%, 3/1/2032(a) (b)	1,050,000	1,048,215

Triumph Group, Inc.
9.00%, 3/15/2028(a) (b)	2,574,000	2,665,261
		36,266,566

Air Freight & Logistics – 0.2%

Rand Parent LLC
8.50%, 2/15/2030(a) (b)	2,815,000	2,783,802

Automobile Components – 2.1%

Adient Global Holdings Ltd.
8.25%, 4/15/2031(a)	285,000	295,957

Allison Transmission, Inc.
3.75%, 1/30/2031(a)	838,000	717,286

American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	1,050,000	1,039,625
6.88%, 7/1/2028	330,000	327,504

Clarios Global LP
8.50%, 5/15/2027(a)	480,000	480,632

Investments	Principal Amount	Value

Automobile Components – (continued)

Cooper-Standard Automotive, Inc.
13.50%, 3/31/2027(a) (c)	$1,517,500	$1,597,446

Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)	1,100,000	908,467

Icahn Enterprises LP
6.38%, 12/15/2025	330,000	324,088
6.25%, 5/15/2026	2,280,000	2,217,450
5.25%, 5/15/2027	2,225,000	2,043,095
9.75%, 1/15/2029(a)	1,505,000	1,560,917
4.38%, 2/1/2029(b)	1,595,000	1,342,734

IHO Verwaltungs GmbH
4.75%, 9/15/2026(a) (b) (c)	900,000	866,677
6.37%, 5/15/2029(a) (c)	935,000	919,140

Patrick Industries, Inc.
7.50%, 10/15/2027(a) (b)	555,000	561,580
4.75%, 5/1/2029(a)	815,000	740,857

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	880,000	753,889

Tenneco, Inc.
8.00%, 11/17/2028(a)	10,725,000	10,021,051

ZF North America Capital, Inc.
6.88%, 4/14/2028(a)	575,000	578,845
7.13%, 4/14/2030(a)	1,090,000	1,114,510
		28,411,750

Automobiles – 0.7%

Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	640,000	643,201
4.50%, 10/1/2027(a)	2,775,000	2,582,804
5.88%, 1/15/2028(a)	1,276,000	1,240,152
5.50%, 7/15/2029(a)	757,000	712,291

Mclaren Finance plc
7.50%, 8/1/2026(a)	2,140,000	1,858,590

Thor Industries, Inc.
4.00%, 10/15/2029(a)	1,315,000	1,136,930

Winnebago Industries, Inc.
6.25%, 7/15/2028(a)	1,050,000	1,027,660
		9,201,628

See Accompanying Notes to the Financial Statements.

348	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – 0.6%

Intesa Sanpaolo SpA
5.71%, 1/15/2026(a) (b)	$1,550,000	$1,527,310
4.20%, 6/1/2032(a) (d)	690,000	565,555
4.95%, 6/1/2042(a) (d)	170,000	122,237

Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(d)	1,925,000	1,716,897

UniCredit SpA
7.30%, 4/2/2034(a) (d)	1,060,000	1,068,948
5.46%, 6/30/2035(a) (d)	1,385,000	1,274,367

Valley National Bancorp
3.00%, 6/15/2031(d)	1,725,000	1,294,978
		7,570,292

Beverages – 0.1%

Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	530,000	483,762

Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	800,000	717,383
		1,201,145

Biotechnology – 0.1%

Grifols SA
4.75%, 10/15/2028(a)	1,600,000	1,292,223

Broadline Retail – 0.7%

99 Cents Only Stores LLC
7.50%, 1/15/2026(a) (e)	340,000	103,700

ANGI Group LLC
3.88%, 8/15/2028(a)	2,440,000	2,060,745

Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a)	450,000	399,038

Kohl’s Corp.
5.55%, 7/17/2045	1,435,000	984,439

Macy’s Retail Holdings LLC
5.88%, 3/15/2030(a)	100,000	95,319
6.13%, 3/15/2032(a)	640,000	605,387
6.70%, 7/15/2034(a)	1,030,000	866,296
5.13%, 1/15/2042	550,000	462,984

Millennium Escrow Corp.
6.63%, 8/1/2026(a)	2,730,000	1,566,874

NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	990,000	985,408

Investments	Principal Amount	Value

Broadline Retail – (continued)

Nordstrom, Inc.
5.00%, 1/15/2044	$685,000	$519,961

QVC, Inc.
4.75%, 2/15/2027	500,000	435,748
4.38%, 9/1/2028	500,000	384,486
		9,470,385

Building Products – 1.6%

ACProducts Holdings, Inc.
6.38%, 5/15/2029(a)	1,000,000	697,874

AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028(a)	1,585,000	1,669,609

Camelot Return Merger Sub, Inc.
8.75%, 8/1/2028(a) (b)	1,580,000	1,553,304

CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	870,000	783,871

Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	1,580,000	1,591,610

EMRLD Borrower LP
6.63%, 12/15/2030(a)	2,875,000	2,849,239

Griffon Corp.
5.75%, 3/1/2028	2,090,000	2,012,805

James Hardie International Finance DAC
5.00%, 1/15/2028(a)	1,350,000	1,297,755

JELD-WEN, Inc.
4.88%, 12/15/2027(a)	541,000	513,454

MIWD Holdco II LLC
5.50%, 2/1/2030(a)	645,000	584,148

Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	1,000,000	962,165

Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	1,577,000	1,525,518
8.88%, 11/15/2031(a)	2,465,000	2,595,999

Standard Industries, Inc.
5.00%, 2/15/2027(a)	1,085,000	1,045,137
4.75%, 1/15/2028(a)	570,000	537,642
4.38%, 7/15/2030(a)	1,350,000	1,195,631
3.38%, 1/15/2031(a)	880,000	720,823
		22,136,584

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	349

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – 0.4%

AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	$300,000	$309,015

Aretec Group, Inc.
10.00%, 8/15/2030(a)	535,000	581,121

Brightsphere Investment Group, Inc.
4.80%, 7/27/2026	225,000	216,583

Coinbase Global, Inc.
3.63%, 10/1/2031(a)	485,000	378,192

Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	885,000	827,289

Dresdner Funding Trust I
8.15%, 6/30/2031(a)	900,000	968,860

Jane Street Group
4.50%, 11/15/2029(a) (b)	390,000	354,730

Nomura Holdings, Inc.
2.65%, 1/16/2025	1,650,000	1,611,248
		5,247,038

Chemicals – 4.1%

Ashland, Inc.
3.38%, 9/1/2031(a)	1,025,000	850,174
6.88%, 5/15/2043	1,060,000	1,058,657

ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	2,911,000	1,753,776
7.50%, 9/30/2029(a)	1,419,000	727,237

Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)	2,310,000	2,355,907

Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	1,215,000	1,259,774

Chemours Co. (The)
5.38%, 5/15/2027	350,000	331,147
5.75%, 11/15/2028(a)	1,470,000	1,350,009

Consolidated Energy Finance SA
5.63%, 10/15/2028(a) (b)	1,500,000	1,267,512
12.00%, 2/15/2031(a)	1,550,000	1,604,258

Cornerstone Chemical Co. LLC
10.25%, 9/1/2027(a)	195,000	98,302

Investments	Principal Amount	Value

Chemicals – (continued)

CVR Partners LP
6.13%, 6/15/2028(a)	$2,455,000	$2,290,512

Element Solutions, Inc.
3.88%, 9/1/2028(a)	795,000	715,568

FXI Holdings, Inc.
12.25%, 11/15/2026(a)	3,621,000	3,587,709

GPD Cos., Inc.
10.13%, 4/1/2026(a)	1,755,000	1,648,001

HB Fuller Co.
4.25%, 10/15/2028	625,000	576,386

Herens Holdco Sarl
4.75%, 5/15/2028(a)	1,410,000	1,217,050

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	800,000	783,240

INEOS Finance plc
6.75%, 5/15/2028(a)	1,260,000	1,237,987
7.50%, 4/15/2029(a)	2,000,000	2,009,302

INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(a)	1,350,000	1,426,101

Ingevity Corp.
3.88%, 11/1/2028(a)	1,015,000	903,153

Innophos Holdings, Inc.
9.38%, 2/15/2028(a)	750,000	648,686

LSB Industries, Inc.
6.25%, 10/15/2028(a)	1,070,000	1,014,321

Methanex Corp.
5.13%, 10/15/2027	400,000	384,709

Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	705,000	665,795

NOVA Chemicals Corp.
5.00%, 5/1/2025(a)	727,000	713,416
5.25%, 6/1/2027(a)	5,910,000	5,559,568
8.50%, 11/15/2028(a)	1,375,000	1,445,234
4.25%, 5/15/2029(a)	3,260,000	2,728,595
9.00%, 2/15/2030(a)	3,650,000	3,760,953

Olympus Water US Holding Corp.
7.13%, 10/1/2027(a)	420,000	425,321
4.25%, 10/1/2028(a)	900,000	810,995
9.75%, 11/15/2028(a)	1,625,000	1,724,318

Polar US Borrower LLC
6.75%, 5/15/2026(a)	745,000	193,700

Rain Carbon, Inc.
12.25%, 9/1/2029(a) (b)	1,525,000	1,588,123

See Accompanying Notes to the Financial Statements.

350	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	$1,728,000	$1,606,675

SCIL IV LLC
5.38%, 11/1/2026(a)	1,380,000	1,324,486

Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a) (b)	1,505,000	1,396,969

WR Grace Holdings LLC
4.88%, 6/15/2027(a)	545,000	517,273
		55,560,899

Commercial Services & Supplies – 3.6%

ADT Security Corp. (The)
4.13%, 8/1/2029(a)	700,000	632,760
4.88%, 7/15/2032(a)	531,000	472,642

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	325,000	324,141
9.75%, 7/15/2027(a) (b)	1,325,000	1,319,983
4.63%, 6/1/2028(a)	2,425,000	2,176,836
6.00%, 6/1/2029(a) (b)	1,335,000	1,133,439

Aptim Corp.
7.75%, 6/15/2025(a)	550,000	546,276

APX Group, Inc.
6.75%, 2/15/2027(a)	1,060,000	1,052,969
5.75%, 7/15/2029(a) (b)	2,300,000	2,138,618

Aramark Services, Inc.
5.00%, 2/1/2028(a)	1,000,000	949,483

Arrow Bidco LLC
10.75%, 6/15/2025(a)	1,100,000	1,133,000

Brink’s Co. (The)
4.63%, 10/15/2027(a)	385,000	361,626

Cimpress plc
7.00%, 6/15/2026(b)	605,000	600,317

CoreCivic, Inc.
4.75%, 10/15/2027	570,000	531,377
8.25%, 4/15/2029	1,990,000	2,056,257

Covanta Holding Corp.
4.88%, 12/1/2029(a)	670,000	587,326

Deluxe Corp.
8.00%, 6/1/2029(a)	2,840,000	2,554,921

Garda World Security Corp.
4.63%, 2/15/2027(a)	1,070,000	1,017,613
9.50%, 11/1/2027(a)	470,000	467,840
7.75%, 2/15/2028(a)	600,000	606,581

Investments	Principal Amount	Value

Commercial Services & Supplies – (continued)

GFL Environmental, Inc.
4.00%, 8/1/2028(a)	$1,830,000	$1,658,684
4.75%, 6/15/2029(a)	835,000	770,279
4.38%, 8/15/2029(a)	235,000	212,110

Interface, Inc.
5.50%, 12/1/2028(a)	705,000	661,177

Madison IAQ LLC
4.13%, 6/30/2028(a)	1,800,000	1,669,770
5.88%, 6/30/2029(a) (b)	5,810,000	5,390,776

Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	4,675,000	4,412,619

Pitney Bowes, Inc.
6.88%, 3/15/2027(a)	1,435,000	1,293,338

Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	2,445,000	2,414,246
3.38%, 8/31/2027(a)	2,330,000	2,122,059
6.25%, 1/15/2028(a) (b)	2,885,000	2,818,404

Stericycle, Inc.
3.88%, 1/15/2029(a)	185,000	164,381

WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	1,915,000	1,856,614

West Technology Group LLC
8.50%, 4/10/2027(a)	2,330,000	1,986,325

Williams Scotsman, Inc.
4.63%, 8/15/2028(a)	270,000	249,205
		48,343,992

Communications Equipment – 0.5%

CommScope Technologies LLC
6.00%, 6/15/2025(a)	2,170,000	1,714,300

CommScope, Inc.
6.00%, 3/1/2026(a) (b)	1,030,000	920,562
4.75%, 9/1/2029(a)	1,400,000	976,500

Viasat, Inc.
5.63%, 9/15/2025(a)	1,600,000	1,537,209
5.63%, 4/15/2027(a)	500,000	457,518
6.50%, 7/15/2028(a)	250,000	191,103

Viavi Solutions, Inc.
3.75%, 10/1/2029(a) (b)	1,475,000	1,238,577
		7,035,769

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	351

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Construction & Engineering – 1.6%

AECOM
5.13%, 3/15/2027	$5,695,000	$5,532,720

Arcosa, Inc.
4.38%, 4/15/2029(a)	835,000	760,049

Artera Services LLC
8.50%, 2/15/2031(a)	1,000,000	1,023,254

Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)	3,365,000	3,610,978

Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	1,815,000	1,786,434

Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a) (b)	923,000	829,266
7.50%, 4/15/2032(a)	926,000	883,338

Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)	1,970,000	1,653,328

HTA Group Ltd.
7.00%, 12/18/2025(a)	915,000	910,608

Railworks Holdings LP
8.25%, 11/15/2028(a)	1,085,000	1,083,573

VM Consolidated, Inc.
5.50%, 4/15/2029(a)	2,019,000	1,900,036

Weekley Homes LLC
4.88%, 9/15/2028(a)	1,370,000	1,252,966
		21,226,550

Construction Materials – 0.0%(f)

Knife River Corp.
7.75%, 5/1/2031(a)	220,000	228,504

Consumer Finance – 1.8%

Bread Financial Holdings, Inc.
9.75%, 3/15/2029(a)	3,035,000	3,156,224

Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	665,000	551,262

Credit Acceptance Corp.
6.63%, 3/15/2026	565,000	563,288
9.25%, 12/15/2028(a)	300,000	318,075

Enova International, Inc.
8.50%, 9/15/2025(a)	1,865,000	1,860,154
11.25%, 12/15/2028(a) (b)	2,225,000	2,362,375

Investments	Principal Amount	Value

Consumer Finance – (continued)

FirstCash, Inc.
4.63%, 9/1/2028(a)	$1,170,000	$1,082,494
5.63%, 1/1/2030(a)	3,140,000	2,958,926
6.88%, 3/1/2032(a)	2,780,000	2,744,861

GGAM Finance Ltd.
8.00%, 2/15/2027(a)	550,000	563,678
8.00%, 6/15/2028(a)	700,000	720,885

goeasy Ltd.
4.38%, 5/1/2026(a)	925,000	888,186
9.25%, 12/1/2028(a)	380,000	401,219

LFS Topco LLC
5.88%, 10/15/2026(a)	1,140,000	1,058,237

Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/2028(a) (b)	1,310,000	1,375,303

OneMain Finance Corp.
7.13%, 3/15/2026	495,000	499,504
3.88%, 9/15/2028	550,000	484,119

PRA Group, Inc.
7.38%, 9/1/2025(a) (b)	115,000	114,468

SLM Corp.
3.13%, 11/2/2026	200,000	185,528

Synchrony Financial
7.25%, 2/2/2033	1,685,000	1,644,156

World Acceptance Corp.
7.00%, 11/1/2026(a)	330,000	306,760
		23,839,702

Consumer Staples Distribution & Retail – 1.7%

Albertsons Cos., Inc.
3.25%, 3/15/2026(a)	2,510,000	2,383,808
4.63%, 1/15/2027(a) (b)	1,240,000	1,184,802
5.88%, 2/15/2028(a)	700,000	685,977
6.50%, 2/15/2028(a) (b)	2,985,000	2,982,293
3.50%, 3/15/2029(a)	1,230,000	1,085,312
4.88%, 2/15/2030(a)	870,000	811,462

C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	1,485,000	1,138,545

Ingles Markets, Inc.
4.00%, 6/15/2031(a)	2,020,000	1,737,034

KeHE Distributors LLC
9.00%, 2/15/2029(a)	1,735,000	1,751,859

Performance Food Group, Inc.
5.50%, 10/15/2027(a)	940,000	909,892
4.25%, 8/1/2029(a) (b)	5,640,000	5,055,575

See Accompanying Notes to the Financial Statements.

352	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Staples Distribution & Retail – (continued)

United Natural Foods, Inc.
6.75%, 10/15/2028(a)	$500,000	$383,717

US Foods, Inc.
6.88%, 9/15/2028(a)	2,295,000	2,314,533
4.75%, 2/15/2029(a)	930,000	866,435
4.63%, 6/1/2030(a)	140,000	127,306
7.25%, 1/15/2032(a)	290,000	296,124
		23,714,674

Containers & Packaging – 2.2%

Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(a)	970,000	940,277
3.25%, 9/1/2028(a)	1,420,000	1,229,974
4.00%, 9/1/2029(a)	1,770,000	1,459,045

Cascades, Inc.
5.13%, 1/15/2026(a)	190,000	183,983

Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	2,780,000	2,773,018
8.75%, 4/15/2030(a)	6,424,000	6,208,480

Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	1,575,000	1,422,664

Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	1,520,000	1,448,965

Iris Holding, Inc.
10.00%, 12/15/2028(a) (b)	1,345,000	1,190,181

LABL, Inc.
10.50%, 7/15/2027(a)	1,595,000	1,566,620
5.88%, 11/1/2028(a)	1,150,000	1,022,756
9.50%, 11/1/2028(a)	1,000,000	1,000,373
8.25%, 11/1/2029(a)	1,050,000	888,632

Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027(a)	3,920,000	3,993,500
9.25%, 4/15/2027(a)	1,662,000	1,628,719

Pactiv LLC
7.95%, 12/15/2025	195,000	198,384

TriMas Corp.
4.13%, 4/15/2029(a)	1,375,000	1,234,194

Trivium Packaging Finance BV
5.50%, 8/15/2026(a) (g)	950,000	933,609
8.50%, 8/15/2027(a) (g)	1,160,000	1,148,704
		30,472,078

Investments	Principal Amount	Value

Distributors – 0.4%

American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	$495,000	$455,659

BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	750,000	729,987

Resideo Funding, Inc.
4.00%, 9/1/2029(a)	660,000	578,741

Verde Purchaser LLC
10.50%, 11/30/2030(a)	2,335,000	2,459,631

Windsor Holdings III LLC
8.50%, 6/15/2030(a)	1,340,000	1,395,643
		5,619,661

Diversified Consumer Services – 0.5%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	895,000	848,000

Champions Financing, Inc.
8.75%, 2/15/2029(a)	1,100,000	1,124,116

Grand Canyon University
4.38%, 10/1/2026	500,000	491,250
5.13%, 10/1/2028	2,320,000	2,064,614

Signal Parent, Inc.
6.13%, 4/1/2029(a)	780,000	599,167

StoneMor, Inc.
8.50%, 5/15/2029(a)	1,460,000	1,163,029
		6,290,176

Diversified REITs – 0.9%

Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a) (b)	1,755,000	1,494,604

Iron Mountain Information Management Services, Inc.
REIT, 5.00%, 7/15/2032(a)	3,610,000	3,199,466

Uniti Group LP
REIT, 10.50%, 2/15/2028(a)	2,335,000	2,422,399
REIT, 4.75%, 4/15/2028(a)	1,000,000	877,050
REIT, 6.50%, 2/15/2029(a)	2,650,000	2,130,406
REIT, 6.00%, 1/15/2030(a)	2,000,000	1,555,382
		11,679,307

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	353

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – 4.7%

Altice France SA
8.13%, 2/1/2027(a)	$2,335,000	$1,757,933
5.50%, 1/15/2028(a)	1,550,000	1,047,180
5.13%, 1/15/2029(a)	1,285,000	839,543
5.13%, 7/15/2029(a)	2,950,000	1,921,528
5.50%, 10/15/2029(a)	3,200,000	2,093,712

CCO Holdings LLC
5.13%, 5/1/2027(a)	2,256,000	2,114,261
5.00%, 2/1/2028(a)	1,410,000	1,284,059
5.38%, 6/1/2029(a)	1,540,000	1,356,430
6.38%, 9/1/2029(a)	1,400,000	1,283,354
4.75%, 3/1/2030(a) (b)	3,305,000	2,746,274
4.50%, 8/15/2030(a)	2,720,000	2,210,412
4.25%, 2/1/2031(a)	3,080,000	2,410,540
7.38%, 3/1/2031(a)	940,000	891,999
4.75%, 2/1/2032(a)	1,645,000	1,293,685
4.50%, 5/1/2032	2,657,000	2,040,088
4.50%, 6/1/2033(a)	4,120,000	3,098,213
4.25%, 1/15/2034(a)	1,970,000	1,427,287

Consolidated Communications, Inc.
5.00%, 10/1/2028(a)	1,350,000	1,120,659
6.50%, 10/1/2028(a)	2,525,000	2,187,991

Embarq Corp.
8.00%, 6/1/2036	4,105,000	1,679,027

Frontier Communications Holdings LLC
6.75%, 5/1/2029(a)	2,250,000	1,978,690
5.88%, 11/1/2029	445,000	371,542
6.00%, 1/15/2030(a) (b)	660,000	549,942

Iliad Holding SASU
6.50%, 10/15/2026(a)	1,200,000	1,194,125
7.00%, 10/15/2028(a)	1,325,000	1,295,424

Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	3,100,000	2,967,144

Level 3 Financing, Inc.
10.50%, 4/15/2029(a)	750,000	748,464
11.00%, 11/15/2029(a)	1,800,000	1,836,898
10.50%, 5/15/2030(a)	1,000,000	990,922
10.75%, 12/15/2030(a)	750,000	751,457

Lumen Technologies, Inc.
4.00%, 2/15/2027(a)	1,250,000	693,951

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)

Telesat Canada
5.63%, 12/6/2026(a)	$1,725,000	$837,964
4.88%, 6/1/2027(a)	1,345,000	605,660

Virgin Media Finance plc
5.00%, 7/15/2030(a)	4,850,000	3,971,884

Virgin Media Secured Finance plc
4.50%, 8/15/2030(a)	715,000	603,331

Windstream Escrow LLC
7.75%, 8/15/2028(a)	3,276,000	3,156,548

Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	4,880,000	3,884,299
6.13%, 3/1/2028(a)	3,520,000	2,346,088
		63,588,508

Electric Utilities – 2.0%

Edison International
8.13%, 6/15/2053(d)	2,810,000	2,865,952
7.88%, 6/15/2054(d)	2,550,000	2,591,351

Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(d)	6,775,000	6,697,752

Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)	1,495,000	1,237,232

NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	2,825,000	2,642,803
4.50%, 9/15/2027(a)	1,230,000	1,146,071
7.25%, 1/15/2029(a)	575,000	582,411

NRG Energy, Inc.
3.38%, 2/15/2029(a)	129,000	113,127
5.25%, 6/15/2029(a)	1,410,000	1,333,573
3.63%, 2/15/2031(a)	1,085,000	918,525
3.88%, 2/15/2032(a)	900,000	758,255

Pattern Energy Operations LP
4.50%, 8/15/2028(a)	1,860,000	1,663,126

PG&E Corp.
5.00%, 7/1/2028	805,000	767,027
5.25%, 7/1/2030(b)	655,000	613,272

Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	1,860,000	1,809,686
5.00%, 7/31/2027(a)	1,030,000	980,279
7.75%, 10/15/2031(a)	580,000	594,843
		27,315,285

See Accompanying Notes to the Financial Statements.

354	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electronic Equipment, Instruments & Components – 0.1%

Crane NXT Co.
4.20%, 3/15/2048	$1,270,000	$870,902

Likewize Corp.
9.75%, 10/15/2025(a)	631,000	636,477
		1,507,379

Energy Equipment & Services – 2.4%

Archrock Partners LP
6.88%, 4/1/2027(a)	1,095,000	1,092,339
6.25%, 4/1/2028(a)	1,760,000	1,724,206

Borr IHC Ltd.
10.00%, 11/15/2028(a)	1,550,000	1,602,272

Bristow Group, Inc.
6.88%, 3/1/2028(a)	1,725,000	1,672,987

Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(a)	1,670,000	1,775,174

Kodiak Gas Services LLC
7.25%, 2/15/2029(a)	4,225,000	4,255,468

Nabors Industries Ltd.
7.25%, 1/15/2026(a) (b)	1,195,000	1,183,586

Noble Finance II LLC
8.00%, 4/15/2030(a)	3,340,000	3,441,526

Precision Drilling Corp.
6.88%, 1/15/2029(a) (b)	850,000	841,181

Seadrill Finance Ltd.
8.38%, 8/1/2030(a)	1,950,000	2,031,454

USA Compression Partners LP
6.88%, 9/1/2027	2,203,000	2,199,341
7.13%, 3/15/2029(a)	500,000	496,802

Valaris Ltd.
8.38%, 4/30/2030(a)	6,120,000	6,293,897

Weatherford International Ltd.
8.63%, 4/30/2030(a)	3,505,000	3,639,559
		32,249,792

Entertainment – 0.8%

Allen Media LLC
10.50%, 2/15/2028(a)	2,365,000	1,118,846

Banijay Entertainment SASU
8.13%, 5/1/2029(a)	2,400,000	2,455,649

Cinemark USA, Inc.
5.88%, 3/15/2026(a)	885,000	873,853
5.25%, 7/15/2028(a)	1,665,000	1,546,111

Investments	Principal Amount	Value

Entertainment – (continued)

Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	$4,055,000	$3,090,068

Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)	1,640,000	1,545,655

ROBLOX Corp.
3.88%, 5/1/2030(a)	800,000	691,877
		11,322,059

Financial Services – 2.4%

Armor Holdco, Inc.
8.50%, 11/15/2029(a)	500,000	465,107

Boost Newco Borrower LLC
7.50%, 1/15/2031(a)	2,350,000	2,425,416

Freedom Mortgage Corp.
7.63%, 5/1/2026(a)	250,000	248,878
6.63%, 1/15/2027(a)	785,000	755,575
12.00%, 10/1/2028(a)	1,310,000	1,402,026
12.25%, 10/1/2030(a)	1,250,000	1,356,514

Jefferies Finance LLC
5.00%, 8/15/2028(a)	3,420,000	3,077,011

Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	1,041,000	1,023,340
9.50%, 2/15/2029(a)	1,350,000	1,373,571

Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	2,700,000	2,441,974
5.63%, 1/15/2030(a)	1,330,000	1,116,596

Mobius Merger Sub, Inc.
9.00%, 6/1/2030(a)	1,700,000	1,677,580

Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026(a)	835,000	812,301
6.00%, 1/15/2027(a) (b)	990,000	970,088
5.50%, 8/15/2028(a) (b)	2,301,000	2,163,804
5.13%, 12/15/2030(a)	275,000	247,045
5.75%, 11/15/2031(a)	220,000	199,955
7.13%, 2/1/2032(a)	865,000	852,627

NCR Atleos Corp.
9.50%, 4/1/2029(a)	1,255,000	1,334,057

Oxford Finance LLC
6.38%, 2/1/2027(a)	715,000	670,906

PennyMac Financial Services, Inc.
4.25%, 2/15/2029(a)	75,000	66,500
5.75%, 9/15/2031(a)	235,000	213,013

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	355

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Financial Services – (continued)

Rocket Mortgage LLC
2.88%, 10/15/2026(a)	$930,000	$853,868
3.63%, 3/1/2029(a)	509,000	448,409
3.88%, 3/1/2031(a)	1,290,000	1,093,727
4.00%, 10/15/2033(a)	880,000	718,424

Stena International SA
7.25%, 1/15/2031(a)	1,950,000	1,951,575
7.63%, 2/15/2031(a)	500,000	505,369

United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	400,000	393,463
5.75%, 6/15/2027(a)	765,000	734,113
5.50%, 4/15/2029(a)	1,540,000	1,430,645
		33,023,477

Food Products – 0.9%

B&G Foods, Inc.
5.25%, 9/15/2027	1,000,000	923,105

Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	300,000	286,372
4.13%, 1/31/2030(a)	2,520,000	2,246,083
4.38%, 1/31/2032(a)	2,853,000	2,472,425

Post Holdings, Inc.
5.63%, 1/15/2028(a)	1,955,000	1,897,239
5.50%, 12/15/2029(a)	1,100,000	1,043,181
4.63%, 4/15/2030(a)	1,329,000	1,200,246
4.50%, 9/15/2031(a) (b)	965,000	848,491

Sigma Holdco BV
7.88%, 5/15/2026(a)	315,000	298,620

Simmons Foods, Inc.
4.63%, 3/1/2029(a)	1,575,000	1,358,921

TreeHouse Foods, Inc.
4.00%, 9/1/2028	265,000	234,642
		12,809,325

Gas Utilities – 0.3%

AmeriGas Partners LP
5.50%, 5/20/2025	745,000	740,611
5.88%, 8/20/2026	405,000	398,235
5.75%, 5/20/2027	500,000	485,302
9.38%, 6/1/2028(a)	1,600,000	1,662,433

Suburban Propane Partners LP
5.88%, 3/1/2027	405,000	399,014
		3,685,595

Investments	Principal Amount	Value

Ground Transportation – 0.8%

Albion Financing 1 Sarl
6.13%, 10/15/2026(a)	$1,305,000	$1,277,463

Albion Financing 2 Sarl
8.75%, 4/15/2027(a)	1,395,000	1,394,983

Avis Budget Car Rental LLC
8.00%, 2/15/2031(a) (b)	300,000	287,228

Carriage Purchaser, Inc.
7.88%, 10/15/2029(a)	520,000	459,975

First Student Bidco, Inc.
4.00%, 7/31/2029(a)	1,080,000	944,011

GN Bondco LLC
9.50%, 10/15/2031(a) (b)	1,475,000	1,416,474

Hertz Corp. (The)
4.63%, 12/1/2026(a)	1,430,000	1,107,654
5.00%, 12/1/2029(a) (b)	3,135,000	2,152,778

NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)	1,530,000	1,424,114

Uber Technologies, Inc.
4.50%, 8/15/2029(a)	250,000	232,899
		10,697,579

Health Care Equipment & Supplies – 0.6%

Embecta Corp.
5.00%, 2/15/2030(a)	1,395,000	1,075,477
6.75%, 2/15/2030(a)	1,150,000	983,022

Hologic, Inc.
4.63%, 2/1/2028(a)	1,285,000	1,222,129
3.25%, 2/15/2029(a)	800,000	706,524

Medline Borrower LP
5.25%, 10/1/2029(a)	2,735,000	2,546,227

Neogen Food Safety Corp.
8.63%, 7/20/2030(a)	180,000	189,789

Teleflex, Inc.
4.63%, 11/15/2027	810,000	771,263
4.25%, 6/1/2028(a)	500,000	462,036

Varex Imaging Corp.
7.88%, 10/15/2027(a)	269,000	274,181
		8,230,648

Health Care Providers & Services – 3.1%

180 Medical, Inc.
3.88%, 10/15/2029(a)	200,000	177,081

Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)	1,220,000	1,174,142
5.00%, 4/15/2029(a)	250,000	234,796

See Accompanying Notes to the Financial Statements.

356	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

AdaptHealth LLC
6.13%, 8/1/2028(a)	$875,000	$820,569

AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	1,927,000	1,765,620

Community Health Systems, Inc.
8.00%, 3/15/2026(a)	945,000	940,399
5.25%, 5/15/2030(a)	500,000	408,793
10.88%, 1/15/2032(a)	250,000	255,944

DaVita, Inc.
4.63%, 6/1/2030(a)	2,753,000	2,411,996
3.75%, 2/15/2031(a)	1,340,000	1,102,650

Encompass Health Corp.
4.50%, 2/1/2028	610,000	572,579
4.75%, 2/1/2030	650,000	596,077
4.63%, 4/1/2031(b)	1,375,000	1,234,700

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	1,600,000	1,513,812

HealthEquity, Inc.
4.50%, 10/1/2029(a)	320,000	291,464

Heartland Dental LLC
8.50%, 5/1/2026(a)	600,000	597,840
10.50%, 4/30/2028(a)	1,210,000	1,273,660

Kedrion SpA
6.50%, 9/1/2029(a)	2,265,000	2,038,500

Legacy LifePoint Health LLC
4.38%, 2/15/2027(a)	745,000	697,701

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	95,000	75,956
9.88%, 8/15/2030(a)	1,630,000	1,697,316
11.00%, 10/15/2030(a)	2,750,000	2,927,079

Molina Healthcare, Inc.
4.38%, 6/15/2028(a)	910,000	843,985
3.88%, 11/15/2030(a)	3,250,000	2,818,699
3.88%, 5/15/2032(a)	4,205,000	3,518,647

Option Care Health, Inc.
4.38%, 10/31/2029(a) (b)	240,000	214,940

Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	2,025,000	2,011,432

Radiology Partners, Inc.
8.50%, 1/31/2029(a) (c)	1,650,000	1,522,125
9.78%, 2/15/2030(a) (c)	1,500,000	1,185,720

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

Star Parent, Inc.
9.00%, 10/1/2030(a)	$860,000	$899,604

Tenet Healthcare Corp.
5.13%, 11/1/2027	915,000	885,194
6.13%, 10/1/2028	1,450,000	1,431,807
6.88%, 11/15/2031(b)	265,000	273,150

Toledo Hospital (The)
Series B, 5.33%, 11/15/2028	1,245,000	1,166,179
6.02%, 11/15/2048	580,000	465,050

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	1,418,000	1,435,725
		41,480,931

Health Care REITs – 0.4%

CTR Partnership LP
REIT, 3.88%, 6/30/2028(a)	2,325,000	2,104,479

Diversified Healthcare Trust
REIT, Zero Coupon, 1/15/2026(a)	2,100,000	1,805,887
REIT, 4.75%, 2/15/2028	1,700,000	1,338,245
REIT, 4.38%, 3/1/2031	1,150,000	830,906
		6,079,517

Hotel & Resort REITs – 0.7%

RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027	250,000	237,584
REIT, 4.50%, 2/15/2029(a)	240,000	220,758
REIT, 6.50%, 4/1/2032(a)	850,000	833,052

Service Properties Trust
REIT, 5.25%, 2/15/2026	600,000	577,135
REIT, 4.75%, 10/1/2026	745,000	691,747
REIT, 4.95%, 2/15/2027	535,000	492,369
REIT, 3.95%, 1/15/2028	2,260,000	1,928,265
REIT, 4.95%, 10/1/2029	2,400,000	1,962,539
REIT, 4.38%, 2/15/2030	2,350,000	1,788,464

XHR LP
REIT, 4.88%, 6/1/2029(a)	290,000	264,701
		8,996,614

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	357

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – 6.0%

1011778 BC ULC
3.88%, 1/15/2028(a)	$315,000	$290,591
4.38%, 1/15/2028(a) (b)	550,000	511,479
4.00%, 10/15/2030(a)	3,180,000	2,742,349

Affinity Interactive
6.88%, 12/15/2027(a)	2,085,000	1,866,189

Boyd Gaming Corp.
4.75%, 12/1/2027	835,000	791,073
4.75%, 6/15/2031(a)	2,245,000	1,987,961

Carnival Corp.
7.63%, 3/1/2026(a)	1,260,000	1,267,815
5.75%, 3/1/2027(a)	1,075,000	1,049,159
10.50%, 6/1/2030(a)	865,000	939,397

Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(a)	1,081,000	1,172,093

CEC Entertainment LLC
6.75%, 5/1/2026(a)	1,329,000	1,310,219

Cedar Fair LP
5.38%, 4/15/2027	750,000	727,880
6.50%, 10/1/2028	445,000	444,126
5.25%, 7/15/2029	746,000	696,427

Churchill Downs, Inc.
5.50%, 4/1/2027(a)	1,295,000	1,260,958
4.75%, 1/15/2028(a)	1,450,000	1,369,980
5.75%, 4/1/2030(a)	1,310,000	1,246,526
6.75%, 5/1/2031(a)	275,000	273,006

Everi Holdings, Inc.
5.00%, 7/15/2029(a)	700,000	686,240

Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	1,080,000	977,008
6.75%, 1/15/2030(a)	1,750,000	1,522,568

Genting New York LLC
3.30%, 2/15/2026(a)	2,000,000	1,912,390

GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	690,000	524,445

Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029(a)	590,000	529,237
4.88%, 1/15/2030	845,000	794,325
4.00%, 5/1/2031(a)	960,000	841,189
3.63%, 2/15/2032(a)	6,165,000	5,180,580

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)	$1,990,000	$1,810,010
4.88%, 7/1/2031(a) (b)	1,670,000	1,454,028

IRB Holding Corp.
7.00%, 6/15/2025(a)	565,000	563,784

Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	1,110,000	1,052,955

KFC Holding Co.
4.75%, 6/1/2027(a)	645,000	622,531

Life Time, Inc.
8.00%, 4/15/2026(a)	1,005,000	1,006,763

Light & Wonder International, Inc.
7.00%, 5/15/2028(a)	330,000	331,146
7.25%, 11/15/2029(a)	300,000	302,567

Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	776,000	716,465
4.50%, 6/15/2029(a)	1,110,000	996,630

Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)	2,610,000	2,380,830

Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	3,225,000	3,063,331

NCL Corp. Ltd.
5.88%, 3/15/2026(a)	1,850,000	1,812,668
5.88%, 2/15/2027(a)	745,000	727,768
8.38%, 2/1/2028(a)	440,000	458,849

Papa John’s International, Inc.
3.88%, 9/15/2029(a)	1,570,000	1,366,546

Penn Entertainment, Inc.
5.63%, 1/15/2027(a)	740,000	703,253

Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)	4,850,000	4,304,500
8.45%, 7/27/2030(a)	2,300,000	2,409,432
4.63%, 4/6/2031(a)	1,655,000	1,404,052

Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(a)	1,655,000	1,589,114
5.50%, 8/31/2026(a)	1,170,000	1,147,691
5.38%, 7/15/2027(a)	810,000	788,264
3.70%, 3/15/2028	240,000	220,530
5.50%, 4/1/2028(a)	290,000	282,276

See Accompanying Notes to the Financial Statements.

358	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Scientific Games Holdings LP
6.63%, 3/1/2030(a)	$400,000	$378,411

SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)	1,495,000	1,378,491

Six Flags Entertainment Corp.
5.50%, 4/15/2027(a)	555,000	535,540
7.25%, 5/15/2031(a)	605,000	603,708

Sizzling Platter LLC
8.50%, 11/28/2025(a)	330,000	333,588

Station Casinos LLC
4.50%, 2/15/2028(a) (b)	505,000	468,397

TKC Holdings, Inc.
6.88%, 5/15/2028(a)	1,495,000	1,411,250
10.50%, 5/15/2029(a)	1,590,000	1,521,395

Travel + Leisure Co.
6.63%, 7/31/2026(a)	1,425,000	1,426,625
6.00%, 4/1/2027(g)	955,000	943,326
4.50%, 12/1/2029(a)	420,000	378,579
4.63%, 3/1/2030(a)	85,000	75,924

VOC Escrow Ltd.
5.00%, 2/15/2028(a)	400,000	381,471

Wynn Las Vegas LLC
5.25%, 5/15/2027(a)	730,000	705,452

Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)	580,000	538,168
7.13%, 2/15/2031(a)	880,000	892,551

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	1,250,000	1,169,780
3.63%, 3/15/2031	885,000	764,752
4.63%, 1/31/2032	920,000	828,220
5.38%, 4/1/2032	855,000	806,506
6.88%, 11/15/2037	1,365,000	1,448,910
		81,422,237

Household Durables – 1.6%

Adams Homes, Inc.
9.25%, 10/15/2028(a)	850,000	877,724

Ashton Woods USA LLC
6.63%, 1/15/2028(a)	360,000	358,838
4.63%, 4/1/2030(a)	285,000	254,680

Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a) (b)	2,390,000	2,298,381

Investments	Principal Amount	Value

Household Durables – (continued)

CD&R Smokey Buyer, Inc.
6.75%, 7/15/2025(a)	$1,280,000	$1,272,323

Installed Building Products, Inc.
5.75%, 2/1/2028(a)	1,035,000	1,004,227

LGI Homes, Inc.
8.75%, 12/15/2028(a)	1,980,000	2,059,626
4.00%, 7/15/2029(a)	965,000	827,560

M/I Homes, Inc.
3.95%, 2/15/2030	5,000	4,337

Mattamy Group Corp.
5.25%, 12/15/2027(a)	840,000	804,224
4.63%, 3/1/2030(a) (b)	1,330,000	1,191,019

New Home Co., Inc. (The)
9.25%, 10/1/2029(a)	1,700,000	1,704,811

Newell Brands, Inc.
5.70%, 4/1/2026(b) (g)	900,000	885,649
7.00%, 4/1/2046(g)	435,000	352,918

Shea Homes LP
4.75%, 2/15/2028	730,000	685,383
4.75%, 4/1/2029	495,000	454,103

SWF Escrow Issuer Corp.
6.50%, 10/1/2029(a)	2,135,000	1,319,317

Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(a)	940,000	913,970
5.13%, 8/1/2030(a)	160,000	148,988

Tempur Sealy International, Inc.
4.00%, 4/15/2029(a) (b)	200,000	177,803
3.88%, 10/15/2031(a)	4,035,000	3,322,056

TopBuild Corp.
4.13%, 2/15/2032(a)	245,000	212,109

Tri Pointe Homes, Inc.
5.70%, 6/15/2028	755,000	730,742
		21,860,788

Household Products – 0.2%

Central Garden & Pet Co.
4.13%, 10/15/2030	265,000	231,479
4.13%, 4/30/2031(a)	150,000	129,768

Energizer Holdings, Inc.
6.50%, 12/31/2027(a)	1,220,000	1,205,173
4.75%, 6/15/2028(a)	1,245,000	1,131,227
4.38%, 3/31/2029(a) (b)	80,000	70,670

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	359

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Household Products – (continued)

Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	$220,000	$212,585
		2,980,902

Independent Power and Renewable Electricity Producers – 0.1%

Talen Energy Supply LLC
8.63%, 6/1/2030(a)	1,100,000	1,163,837

TransAlta Corp.
6.50%, 3/15/2040	80,000	77,495
		1,241,332

Insurance – 1.1%

Acrisure LLC
4.25%, 2/15/2029(a)	500,000	447,929

Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	800,000	746,245
7.00%, 1/15/2031(a)	650,000	652,036

AmWINS Group, Inc.
4.88%, 6/30/2029(a)	590,000	536,358

Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)	1,600,000	1,558,467

Assurant, Inc.
7.00%, 3/27/2048(d)	2,400,000	2,389,328

Constellation Insurance, Inc.
6.80%, 1/24/2030(a) (g)	220,000	211,005
6.63%, 5/1/2031(a)	830,000	782,943

Global Atlantic Fin Co.
4.70%, 10/15/2051(a) (d)	4,340,000	3,835,247

HUB International Ltd.
7.25%, 6/15/2030(a)	2,315,000	2,348,959

Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	325,000	338,987
4.13%, 12/15/2051(a) (d)	1,310,000	1,192,349
		15,039,853

Interactive Media & Services – 0.4%

Cars.com, Inc.
6.38%, 11/1/2028(a)	916,000	875,495

Ziff Davis, Inc.
4.63%, 10/15/2030(a) (b)	2,245,000	1,952,675

Investments	Principal Amount	Value

Interactive Media & Services – (continued)

ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	$3,205,000	$2,819,422
		5,647,592

IT Services – 0.6%

Acuris Finance US, Inc.
5.00%, 5/1/2028(a)	609,000	552,478

Arches Buyer, Inc.
4.25%, 6/1/2028(a)	1,020,000	874,642
6.13%, 12/1/2028(a)	850,000	691,369

Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	1,275,000	1,198,637
7.00%, 6/15/2027(a)	975,000	962,507

ION Trading Technologies Sarl
5.75%, 5/15/2028(a) (b)	840,000	767,263

Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(a)	1,850,000	1,987,329
6.00%, 2/15/2029(a)	500,000	374,906

Unisys Corp.
6.88%, 11/1/2027(a)	1,100,000	948,656
		8,357,787

Machinery – 1.3%

Amsted Industries, Inc.
4.63%, 5/15/2030(a)	200,000	179,836

Calderys Financing LLC
11.25%, 6/1/2028(a)	1,820,000	1,932,436

Hillenbrand, Inc.
3.75%, 3/1/2031	100,000	85,243

Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a)	2,000,000	2,058,686

Interpipe Holdings plc
8.38%, 5/13/2026(a)	800,000	561,808

Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	200,000	200,575

Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(a)	3,135,000	3,320,266

OT Merger Corp.
7.88%, 10/15/2029(a)	1,295,000	841,750

See Accompanying Notes to the Financial Statements.

360	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)	$250,000	$225,941

Terex Corp.
5.00%, 5/15/2029(a)	675,000	631,495

Titan International, Inc.
7.00%, 4/30/2028	2,301,000	2,224,261

TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	2,135,000	2,042,273

Trinity Industries, Inc.
7.75%, 7/15/2028(a) (b)	1,380,000	1,410,385

Wabash National Corp.
4.50%, 10/15/2028(a)	935,000	840,133

Werner FinCo. LP
14.50%, 10/15/2028(a) (c)	500,000	473,132
		17,028,220

Media – 10.0%

Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	1,230,000	1,144,548

Altice Financing SA
5.00%, 1/15/2028(a)	1,555,000	1,227,216
5.75%, 8/15/2029(a)	2,995,000	2,224,610

AMC Networks, Inc.
10.25%, 1/15/2029(a)	2,000,000	1,996,360
4.25%, 2/15/2029	4,370,000	2,958,166

Belo Corp.
7.75%, 6/1/2027	450,000	458,555
7.25%, 9/15/2027	895,000	904,270

Cable One, Inc.
4.00%, 11/15/2030(a) (b)	3,615,000	2,757,900

Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)	2,235,000	1,894,976
7.50%, 6/1/2029(a)	2,355,000	1,897,720

CMG Media Corp.
8.88%, 12/15/2027(a)	2,165,000	1,177,841

CSC Holdings LLC
5.50%, 4/15/2027(a)	3,000,000	2,459,437
5.38%, 2/1/2028(a)	1,150,000	882,293
7.50%, 4/1/2028(a)	4,385,000	2,372,462
11.25%, 5/15/2028(a)	2,250,000	1,990,201

Investments	Principal Amount	Value

Media – (continued)
11.75%, 1/31/2029(a)	$4,650,000	$4,131,176
6.50%, 2/1/2029(a)	2,300,000	1,715,385
5.75%, 1/15/2030(a)	12,295,000	5,391,605
4.63%, 12/1/2030(a)	13,100,000	5,685,836

Directv Financing LLC
5.88%, 8/15/2027(a)	3,080,000	2,870,797

DISH DBS Corp.
7.75%, 7/1/2026	11,250,000	7,060,249
5.25%, 12/1/2026(a)	6,550,000	5,150,812
7.38%, 7/1/2028	4,000,000	1,791,753
5.75%, 12/1/2028(a)	11,000,000	7,428,102
5.13%, 6/1/2029	1,000,000	401,682

DISH Network Corp.
11.75%, 11/15/2027(a)	2,565,000	2,585,615

Gannett Holdings LLC
6.00%, 11/1/2026(a)	330,000	304,956

GCI LLC
4.75%, 10/15/2028(a)	2,065,000	1,842,074

Gray Television, Inc.
7.00%, 5/15/2027(a) (b)	1,610,000	1,465,062
4.75%, 10/15/2030(a)	520,000	313,912
5.38%, 11/15/2031(a)	2,555,000	1,535,821

iHeartCommunications, Inc.
6.38%, 5/1/2026	830,000	701,456
4.75%, 1/15/2028(a)	500,000	357,030

Lamar Media Corp.
4.00%, 2/15/2030	310,000	276,678
3.63%, 1/15/2031	315,000	269,325

Liberty Interactive LLC
8.25%, 2/1/2030	2,000,000	1,108,141

McGraw-Hill Education, Inc.
8.00%, 8/1/2029(a)	500,000	459,247

News Corp.
3.88%, 5/15/2029(a)	775,000	697,999
5.13%, 2/15/2032(a)	2,835,000	2,597,656

Nexstar Media, Inc.
5.63%, 7/15/2027(a)	3,760,000	3,535,797
4.75%, 11/1/2028(a) (b)	780,000	692,453

Paramount Global
6.25%, 2/28/2057(d)	1,440,000	1,262,431
6.38%, 3/30/2062(d)	2,120,000	1,960,695

Radiate Holdco LLC
4.50%, 9/15/2026(a)	1,505,000	1,149,415
6.50%, 9/15/2028(a)	3,020,000	1,262,880

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	361

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)	$250,000	$184,674
5.38%, 1/15/2031(a)	500,000	295,015

Scripps Escrow, Inc.
5.88%, 7/15/2027(a)	942,000	741,301

Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	500,000	450,075
5.50%, 3/1/2030(a)	1,650,000	1,143,813
4.13%, 12/1/2030(a)	1,000,000	693,120

Sirius XM Radio, Inc.
3.13%, 9/1/2026(a)	535,000	497,941
5.00%, 8/1/2027(a)	3,250,000	3,069,268
4.00%, 7/15/2028(a)	2,025,000	1,805,128
5.50%, 7/1/2029(a)	2,630,000	2,441,266
4.13%, 7/1/2030(a)	8,445,000	7,161,872
3.88%, 9/1/2031(a)	8,495,000	6,831,948

Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	950,000	907,296

Sunrise HoldCo IV BV
5.50%, 1/15/2028(a) (b)	984,000	926,787

TEGNA, Inc.
4.75%, 3/15/2026(a)	490,000	473,187
4.63%, 3/15/2028	1,952,000	1,759,128
5.00%, 9/15/2029	3,750,000	3,305,787

Townsquare Media, Inc.
6.88%, 2/1/2026(a)(b)	350,000	339,661

Univision Communications, Inc.
6.63%, 6/1/2027(a)	1,000,000	965,014
8.00%, 8/15/2028(a) (b)	1,200,000	1,198,586
4.50%, 5/1/2029(a)	700,000	608,945
7.38%, 6/30/2030(a)	675,000	646,367

Urban One, Inc.
7.38%, 2/1/2028(a)	2,811,000	2,280,776

Videotron Ltd.
3.63%, 6/15/2029(a)	230,000	204,434

Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	1,025,000	912,477

VZ Secured Financing BV
5.00%, 1/15/2032(a)	2,310,000	1,945,801

Ziggo Bond Co. BV
6.00%, 1/15/2027(a)	500,000	491,586
5.13%, 2/28/2030(a)	648,000	537,676

Investments	Principal Amount	Value

Media – (continued)

Ziggo BV
4.88%, 1/15/2030(a)	$1,120,000	$980,051
		136,151,575

Metals & Mining – 3.9%

Algoma Steel, Inc.
9.13%, 4/15/2029(a)	2,000,000	1,975,000

Arsenal AIC Parent LLC
8.00%, 10/1/2030(a)	1,285,000	1,337,898
11.50%, 10/1/2031(a) (b)	2,800,000	3,117,769

ATI, Inc.
5.88%, 12/1/2027	745,000	729,733
5.13%, 10/1/2031	95,000	86,556

Century Aluminum Co.
7.50%, 4/1/2028(a)	1,400,000	1,387,845

Cleveland-Cliffs, Inc.
6.75%, 4/15/2030(a) (b)	705,000	688,429

Eldorado Gold Corp.
6.25%, 9/1/2029(a)	2,985,000	2,811,081

FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(a)	400,000	377,237
5.88%, 4/15/2030(a)	2,425,000	2,331,308
4.38%, 4/1/2031(a)	8,470,000	7,457,354
6.13%, 4/15/2032(a)	4,315,000	4,178,194

Hudbay Minerals, Inc.
4.50%, 4/1/2026(a) (b)	1,315,000	1,271,796

IAMGOLD Corp.
5.75%, 10/15/2028(a)	1,545,000	1,428,278

Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(a)	1,210,000	1,248,695

Mineral Resources Ltd.
8.13%, 5/1/2027(a)	1,385,000	1,397,999
8.00%, 11/1/2027(a)	3,430,000	3,469,033
9.25%, 10/1/2028(a) (b)	6,420,000	6,730,317
8.50%, 5/1/2030(a)	3,478,000	3,562,074

Novelis Corp.
3.25%, 11/15/2026(a)	545,000	509,555
3.88%, 8/15/2031(a)	545,000	461,514

SunCoke Energy, Inc.
4.88%, 6/30/2029(a)	2,960,000	2,613,630

Taseko Mines Ltd.
7.00%, 2/15/2026(a)	1,900,000	1,933,250

See Accompanying Notes to the Financial Statements.

362	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – (continued)

TMS International Corp.
6.25%, 4/15/2029(a)	$1,985,000	$1,829,304

Warrior Met Coal, Inc.
7.88%, 12/1/2028(a)	56,000	56,670
		52,990,519

Mortgage Real Estate Investment Trusts (REITs) – 1.1%

Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	2,830,000	2,332,637

Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a)	1,760,000	1,576,745

Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	714,000	702,357
4.25%, 2/1/2027(a)	1,365,000	1,263,930
4.75%, 6/15/2029(a) (b)	2,115,000	1,887,538

Rithm Capital Corp.
6.25%, 10/15/2025(a)	975,000	965,683
8.00%, 4/1/2029(a)	3,750,000	3,666,987

Starwood Property Trust, Inc.
3.63%, 7/15/2026(a)	955,000	883,165
4.38%, 1/15/2027(a)	1,115,000	1,032,605
7.25%, 4/1/2029(a)	410,000	404,464
		14,716,111

Office REITs – 0.1%

Hudson Pacific Properties LP
REIT, 5.95%, 2/15/2028	800,000	731,172

Office Properties Income Trust
REIT, 3.45%, 10/15/2031	250,000	103,731
		834,903

Oil, Gas & Consumable Fuels – 10.3%

Aethon United BR LP
8.25%, 2/15/2026(a)	1,780,000	1,791,502

Antero Midstream Partners LP
5.75%, 3/1/2027(a)	1,424,000	1,398,094
5.75%, 1/15/2028(a)	1,465,000	1,433,807
5.38%, 6/15/2029(a)	1,555,000	1,479,680
6.63%, 2/1/2032(a)	400,000	398,795

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026(a)	$760,000	$758,865
8.25%, 12/31/2028(a) (b)	325,000	331,618

Athabasca Oil Corp.
9.75%, 11/1/2026(a)	174,000	182,241

Baytex Energy Corp.
8.50%, 4/30/2030(a)	1,775,000	1,850,637

Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	405,000	401,461

Buckeye Partners LP
3.95%, 12/1/2026	195,000	183,570
4.13%, 12/1/2027	450,000	418,998
4.50%, 3/1/2028(a)	550,000	512,301
5.85%, 11/15/2043	100,000	84,448
5.60%, 10/15/2044	1,065,000	821,608

Calumet Specialty Products Partners LP
8.13%, 1/15/2027(a)	1,050,000	1,004,451
9.75%, 7/15/2028(a)	1,050,000	1,006,758

Chesapeake Energy Corp.
5.88%, 2/1/2029(a)	1,035,000	1,014,870
6.75%, 4/15/2029(a)	800,000	799,380

CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	1,000,000	998,975
8.38%, 1/15/2029(a)	1,020,000	1,055,586

Civitas Resources, Inc.
5.00%, 10/15/2026(a) (b)	695,000	672,249
8.38%, 7/1/2028(a)	1,260,000	1,314,412
8.75%, 7/1/2031(a)	2,425,000	2,572,299

CNX Midstream Partners LP
4.75%, 4/15/2030(a)	2,360,000	2,088,636

CNX Resources Corp.
6.00%, 1/15/2029(a)	1,070,000	1,036,710
7.38%, 1/15/2031(a)	1,010,000	1,022,402

CQP Holdco LP
5.50%, 6/15/2031(a)	2,665,000	2,448,966

Crescent Energy Finance LLC
9.25%, 2/15/2028(a)	2,140,000	2,260,825

CVR Energy, Inc.
5.75%, 2/15/2028(a)	1,500,000	1,393,824
8.50%, 1/15/2029(a)	500,000	501,234

Delek Logistics Partners LP
7.13%, 6/1/2028(a)	935,000	913,224

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	363

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

DT Midstream, Inc.
4.13%, 6/15/2029(a)	$955,000	$865,582
4.38%, 6/15/2031(a)	820,000	727,960

Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	2,360,000	2,389,007

Energy Transfer LP
8.00%, 5/15/2054(b) (d)	4,550,000	4,685,581

Genesis Energy LP
6.25%, 5/15/2026	395,000	391,634
8.00%, 1/15/2027	2,305,000	2,331,010
7.75%, 2/1/2028	750,000	749,831
8.88%, 4/15/2030	320,000	331,137

Global Partners LP
6.88%, 1/15/2029	1,245,000	1,218,400
8.25%, 1/15/2032(a)	250,000	256,105

Gulfport Energy Corp.
8.00%, 5/17/2026(a)	474,000	480,107

Harbour Energy plc
5.50%, 10/15/2026(a)	1,060,000	1,039,125

Harvest Midstream I LP
7.50%, 9/1/2028(a)	2,515,000	2,521,891

Hess Midstream Operations LP
5.63%, 2/15/2026(a)	650,000	642,697

Hilcorp Energy I LP
5.75%, 2/1/2029(a)	890,000	854,962
6.00%, 4/15/2030(a)	950,000	909,614
6.00%, 2/1/2031(a)	740,000	706,435
6.25%, 4/15/2032(a)	1,265,000	1,221,403
8.38%, 11/1/2033(a)	250,000	268,177

Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	655,000	646,210
8.88%, 7/15/2028(a)	960,000	1,005,482

Ithaca Energy North Sea plc
9.00%, 7/15/2026(a)	2,318,000	2,333,152

ITT Holdings LLC
6.50%, 8/1/2029(a)	2,887,000	2,607,590

Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	230,000	226,935

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Martin Midstream Partners LP
11.50%, 2/15/2028(a)	$1,176,000	$1,247,537

Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	1,850,000	1,891,925

Murphy Oil Corp.
7.05%, 5/1/2029	250,000	258,779
5.87%, 12/1/2042(g)	285,000	251,003

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	1,150,000	1,135,870
6.50%, 9/30/2026(a) (b)	8,365,000	7,999,148
8.75%, 3/15/2029(a)	4,250,000	4,144,811

NGL Energy Operating LLC
8.38%, 2/15/2032(a)	200,000	203,230

Northern Oil & Gas, Inc.
8.13%, 3/1/2028(a) (b)	1,495,000	1,512,421
8.75%, 6/15/2031(a)	400,000	420,762

Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	681,000	666,631

NuStar Logistics LP
5.75%, 10/1/2025	945,000	939,668
6.00%, 6/1/2026	1,095,000	1,086,572
6.38%, 10/1/2030	240,000	237,272

Parkland Corp.
5.88%, 7/15/2027(a)	775,000	755,608
4.50%, 10/1/2029(a)	1,760,000	1,595,061
4.63%, 5/1/2030(a)	940,000	849,518

PBF Holding Co. LLC
6.00%, 2/15/2028	1,005,000	980,168
7.88%, 9/15/2030(a)	300,000	308,545

Prairie Acquiror LP
9.00%, 8/1/2029(a)	500,000	510,705

Rockcliff Energy II LLC
5.50%, 10/15/2029(a)	3,245,000	2,991,102

Rockies Express Pipeline LLC
3.60%, 5/15/2025(a)	260,000	251,933
4.95%, 7/15/2029(a)	295,000	271,203
4.80%, 5/15/2030(a)	70,000	63,021
7.50%, 7/15/2038(a)	820,000	841,109
6.88%, 4/15/2040(a)	260,000	247,149

Sitio Royalties Operating Partnership LP
7.88%, 11/1/2028(a)	3,450,000	3,547,786

See Accompanying Notes to the Financial Statements.

364	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

SM Energy Co.
6.75%, 9/15/2026	$935,000	$934,751
6.63%, 1/15/2027	770,000	766,047

Strathcona Resources Ltd.
6.88%, 8/1/2026(a) (b)	1,110,000	1,099,268

Sunoco LP
5.88%, 3/15/2028	645,000	629,441
7.00%, 9/15/2028(a)	330,000	334,681
7.00%, 5/1/2029(a)	500,000	507,793
4.50%, 5/15/2029	2,095,000	1,912,666
4.50%, 4/30/2030	1,840,000	1,655,728
7.25%, 5/1/2032(a)	500,000	507,829

Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)	1,276,000	1,242,915
5.50%, 1/15/2028(a)	1,675,000	1,590,281
7.38%, 2/15/2029(a)	4,105,000	4,109,503
6.00%, 12/31/2030(a)	3,430,000	3,226,479
6.00%, 9/1/2031(a)	1,650,000	1,531,898

Talos Production, Inc.
9.00%, 2/1/2029(a)	1,855,000	1,957,136
9.38%, 2/1/2031(a)	700,000	745,989

Teine Energy Ltd.
6.88%, 4/15/2029(a)	885,000	859,846

Topaz Solar Farms LLC
5.75%, 9/30/2039(a)	1,552,894	1,537,629

Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)	1,075,000	949,797
6.25%, 1/15/2030(a)	1,045,000	1,033,210
4.13%, 8/15/2031(a)	475,000	414,567
3.88%, 11/1/2033(a)	1,020,000	837,459

Venture Global LNG, Inc.
8.13%, 6/1/2028(a) (b)	1,905,000	1,947,802
9.50%, 2/1/2029(a)	3,040,000	3,267,580
8.38%, 6/1/2031(a)	2,525,000	2,591,186
9.88%, 2/1/2032(a)	2,040,000	2,176,898

Vermilion Energy, Inc.
6.88%, 5/1/2030(a)	880,000	856,462

Vital Energy, Inc.
7.75%, 7/31/2029(a)	1,265,000	1,273,287
		139,269,118

Investments	Principal Amount	Value

Paper & Forest Products – 0.2%

Clearwater Paper Corp.
4.75%, 8/15/2028(a)	$295,000	$267,039

Domtar Corp.
6.75%, 10/1/2028(a)	2,175,000	1,899,197

Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)	755,000	675,824
		2,842,060

Passenger Airlines – 0.8%

Air Canada
3.88%, 8/15/2026(a)	2,485,000	2,357,339

American Airlines, Inc.
5.50%, 4/20/2026(a)	840,000	830,255
7.25%, 2/15/2028(a)	1,295,000	1,302,331
5.75%, 4/20/2029(a)	2,235,000	2,158,413

Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,585,000	1,486,555

United Airlines, Inc.
4.38%, 4/15/2026(a)	1,720,000	1,654,441
4.63%, 4/15/2029(a)	685,000	631,316
		10,420,650

Personal Care Products – 1.0%

BellRing Brands, Inc.
7.00%, 3/15/2030(a)	4,150,000	4,199,500

Coty, Inc.
4.75%, 1/15/2029(a) (b)	300,000	279,653
6.63%, 7/15/2030(a)	1,050,000	1,050,633

Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	1,590,000	1,534,287
4.13%, 4/1/2029(a)	490,000	442,892

Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	3,056,000	2,931,286

Oriflame Investment Holding plc
5.13%, 5/4/2026(a)	1,895,000	483,225

Prestige Brands, Inc.
5.13%, 1/15/2028(a)	825,000	792,048
3.75%, 4/1/2031(a)	1,945,000	1,654,580
		13,368,104

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	365

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – 1.2%

Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	$250,000	$161,870

Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	3,375,000	3,143,641
6.13%, 2/1/2027(a)	565,000	413,862
5.75%, 8/15/2027(a)	2,085,000	1,438,650
5.00%, 1/30/2028(a)	1,000,000	452,500
4.88%, 6/1/2028(a)	3,061,000	1,977,342
11.00%, 9/30/2028(a)	610,000	476,099
7.25%, 5/30/2029(a)	500,000	226,875
14.00%, 10/15/2030(a)	1,300,000	838,500

Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	840,000	788,046

HLF Financing Sarl LLC
12.25%, 4/15/2029(a)	500,000	477,577
4.88%, 6/1/2029(a)	2,310,000	1,356,892

Jazz Securities DAC
4.38%, 1/15/2029(a)	335,000	304,792

Mallinckrodt International Finance SA
14.75%, 11/14/2028(a)	2,345,000	2,554,697

Organon & Co.
5.13%, 4/30/2031(a)	2,107,000	1,821,926

P&L Development LLC
7.75%, 11/15/2025(a)	550,000	465,817
		16,899,086

Professional Services – 0.8%

AMN Healthcare, Inc.
4.63%, 10/1/2027(a) (b)	1,085,000	1,019,175
4.00%, 4/15/2029(a)	250,000	221,287

ASGN, Inc.
4.63%, 5/15/2028(a)	1,180,000	1,101,186

CoreLogic, Inc.
4.50%, 5/1/2028(a)	2,795,000	2,418,309

Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	200,000	182,145

KBR, Inc.
4.75%, 9/30/2028(a)	1,520,000	1,418,190

Korn Ferry
4.63%, 12/15/2027(a)	2,275,000	2,157,311

Investments	Principal Amount	Value

Professional Services – (continued)

Science Applications International Corp.
4.88%, 4/1/2028(a)	$1,610,000	$1,519,807

TriNet Group, Inc.
3.50%, 3/1/2029(a)	1,501,000	1,314,235
		11,351,645

Real Estate Management & Development – 0.8%

Anywhere Real Estate Group LLC
7.00%, 4/15/2030(a)	1,000,000	877,445

Five Point Operating Co. LP
10.50%, 1/15/2028(a) (g)	1,750,000	1,785,402

Forestar Group, Inc.
3.85%, 5/15/2026(a)	1,331,000	1,263,188
5.00%, 3/1/2028(a)	1,515,000	1,434,973

Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a)	650,000	669,488

Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	530,000	498,746
4.13%, 2/1/2029(a)	250,000	220,767
4.38%, 2/1/2031(a)	420,000	356,137

Hunt Cos., Inc.
5.25%, 4/15/2029(a)	1,050,000	936,682

Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,720,000	1,422,555
5.00%, 3/1/2031	2,045,000	1,589,226

Realogy Group LLC
5.75%, 1/15/2029(a)	500,000	349,009

WeWork Cos. US LLC
12.00%, 8/15/2027(a) (c) (e)	3,371,664	67,433
		11,471,051

Retail REITs – 0.4%

Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)	2,125,000	2,056,259
REIT, 4.50%, 4/1/2027(a)	4,135,000	3,672,388
		5,728,647

Software – 2.3%

Camelot Finance SA
4.50%, 11/1/2026(a)	665,000	633,320

See Accompanying Notes to the Financial Statements.

366	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

Central Parent LLC
8.00%, 6/15/2029(a) (b)	$585,000	$601,852

Central Parent, Inc.
7.25%, 6/15/2029(a)	570,000	576,239

Cloud Software Group, Inc.
6.50%, 3/31/2029(a)	2,805,000	2,660,412
9.00%, 9/30/2029(a)	4,350,000	4,185,810

Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	705,000	668,411
6.50%, 10/15/2028(a)	1,415,000	1,238,966

Crowdstrike Holdings, Inc.
3.00%, 2/15/2029	540,000	474,416

Elastic NV
4.13%, 7/15/2029(a) (b)	345,000	307,224

Fair Isaac Corp.
4.00%, 6/15/2028(a)	5,005,000	4,609,940

Gen Digital, Inc.
7.13%, 9/30/2030(a)	430,000	434,436

GoTo Group, Inc.
5.50%, 5/1/2028(a)	2,601,000	1,957,386

Helios Software Holdings, Inc.
4.63%, 5/1/2028(a)	680,000	600,137

McAfee Corp.
7.38%, 2/15/2030(a)	2,300,000	2,130,422

MicroStrategy, Inc.
6.13%, 6/15/2028(a)	790,000	732,150

Open Text Corp.
3.88%, 12/1/2029(a)	575,000	503,243

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	815,000	715,805
4.13%, 12/1/2031(a)	200,000	171,415

PTC, Inc.
4.00%, 2/15/2028(a) (b)	2,125,000	1,968,638

Rackspace Finance LLC
3.50%, 5/15/2028(a)	1,201,500	570,592

Rocket Software, Inc.
6.50%, 2/15/2029(a)	950,000	791,360

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	2,010,000	1,953,756

Veritas US, Inc.
7.50%, 9/1/2025(a)	3,060,000	2,783,892
		31,269,822

Investments	Principal Amount	Value

Specialized REITs – 0.4%

Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028(a)	$655,000	$626,710
REIT, 5.00%, 7/15/2028(a)	300,000	282,715
REIT, 7.00%, 2/15/2029(a)	1,110,000	1,116,318
REIT, 4.88%, 9/15/2029(a)	825,000	761,282
REIT, 5.25%, 7/15/2030(a)	1,300,000	1,206,580
REIT, 4.50%, 2/15/2031(a)	930,000	820,278
REIT, 5.63%, 7/15/2032(a)	389,000	360,051

SBA Communications Corp.
REIT, 3.88%, 2/15/2027	300,000	281,939
		5,455,873

Specialty Retail – 5.8%

Arko Corp.
5.13%, 11/15/2029(a)	1,510,000	1,216,805

Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a)	400,000	355,602

At Home Group, Inc.
4.88%, 7/15/2028(a)	360,000	170,100

Bath & Body Works, Inc.
6.95%, 3/1/2033	230,000	222,239
6.88%, 11/1/2035	405,000	402,306
6.75%, 7/1/2036	635,000	619,682

BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a) (c)	665,000	648,012

Carvana Co.
12.00%, 12/1/2028(a) (c)	750,000	696,596
13.00%, 6/1/2030(a) (c)	8,500,000	7,966,750
14.00%, 6/1/2031(a) (c)	9,500,000	8,961,336

eG Global Finance plc
12.00%, 11/30/2028(a)	3,350,000	3,458,198

Evergreen Acqco 1 LP
9.75%, 4/26/2028(a)	1,411,000	1,494,558

Foot Locker, Inc.
4.00%, 10/1/2029(a)	100,000	79,819

Gap, Inc. (The)
3.63%, 10/1/2029(a)	1,665,000	1,408,856
3.88%, 10/1/2031(a)	1,773,000	1,440,974

Global Auto Holdings Ltd.
8.38%, 1/15/2029(a)	1,450,000	1,381,052
8.75%, 1/15/2032(a)	1,300,000	1,227,289

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	367

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialty Retail – (continued)

GYP Holdings III Corp.
4.63%, 5/1/2029(a)	$770,000	$711,303

Ken Garff Automotive LLC
4.88%, 9/15/2028(a)	165,000	152,436

LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	858,000	783,632
8.25%, 8/1/2031(a)	680,000	706,377

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	2,455,000	2,406,634

Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a) (b)	4,730,000	4,003,363
7.88%, 5/1/2029(a)	6,470,000	4,740,656

Murphy Oil USA, Inc.
5.63%, 5/1/2027	45,000	44,401
4.75%, 9/15/2029	2,030,000	1,889,907
3.75%, 2/15/2031(a)	3,030,000	2,601,143

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	500,000	411,616
6.75%, 8/1/2029(a)	500,000	429,808

Penske Automotive Group, Inc.
3.75%, 6/15/2029(b)	420,000	369,157

PetSmart, Inc.
4.75%, 2/15/2028(a) (b)	1,300,000	1,199,703
7.75%, 2/15/2029(a)	3,910,000	3,716,393

Sonic Automotive, Inc.
4.63%, 11/15/2029(a)	255,000	228,228
4.88%, 11/15/2031(a)	1,700,000	1,483,343

Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	1,395,000	1,377,299

Staples, Inc.
7.50%, 4/15/2026(a)	11,130,000	10,730,624
10.75%, 4/15/2027(a)	3,783,000	3,481,353

Upbound Group, Inc.
6.38%, 2/15/2029(a)	1,495,000	1,435,170

Valvoline, Inc.
3.63%, 6/15/2031(a)	3,285,000	2,763,549

Victoria’s Secret & Co.
4.63%, 7/15/2029(a)	2,050,000	1,610,614
		79,026,883

Investments	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 0.6%

Seagate HDD Cayman
9.63%, 12/1/2032	$750,000	$841,316
5.75%, 12/1/2034	1,285,000	1,218,440

Western Digital Corp.
4.75%, 2/15/2026	1,225,000	1,192,056

Xerox Corp.
4.80%, 3/1/2035	1,650,000	1,113,655

Xerox Holdings Corp.
5.50%, 8/15/2028(a)	2,350,000	2,039,123
8.88%, 11/30/2029(a)	1,800,000	1,714,826
		8,119,416

Textiles, Apparel & Luxury Goods – 0.2%

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	996,000	632,071

William Carter Co. (The)
5.63%, 3/15/2027(a)	250,000	243,341

Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)	1,850,000	1,477,640
		2,353,052

Tobacco – 0.3%

Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	270,000	264,074

Vector Group Ltd.
5.75%, 2/1/2029(a)	3,970,000	3,608,564
		3,872,638

Trading Companies & Distributors – 0.6%

Beacon Roofing Supply, Inc.
4.50%, 11/15/2026(a)	625,000	599,621
4.13%, 5/15/2029(a) (b)	745,000	665,217

BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)	740,000	704,121

Boise Cascade Co.
4.88%, 7/1/2030(a)	220,000	201,781

EquipmentShare.com, Inc.
9.00%, 5/15/2028(a)	2,165,000	2,222,545

Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/2027(a)	200,000	206,481
5.50%, 5/1/2028(a)	875,000	839,805
7.88%, 12/1/2030(a)	310,000	322,015

See Accompanying Notes to the Financial Statements.

368	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Trading Companies & Distributors – (continued)

Imola Merger Corp.
4.75%, 5/15/2029(a)	$1,945,000	$1,790,948

United Rentals North America, Inc.
4.88%, 1/15/2028	475,000	455,301
		8,007,835

Transportation Infrastructure – 0.1%

Port of Newcastle Investments Financing Pty. Ltd.
5.90%, 11/24/2031(a)	1,040,000	947,845

Wireless Telecommunication Services – 0.9%

Altice France Holding SA
10.50%, 5/15/2027(a)	3,380,000	1,199,869
6.00%, 2/15/2028(a)	2,078,000	606,183

Connect Finco Sarl
6.75%, 10/1/2026(a)	2,080,000	2,014,455

Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,315,000	1,916,797
6.63%, 8/1/2026	4,510,000	2,588,398

Rogers Communications, Inc.
5.25%, 3/15/2082(a) (d)	1,630,000	1,549,381

Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,215,000	992,600
4.75%, 7/15/2031(a)	460,000	383,901

Vodafone Group plc
5.13%, 6/4/2081(b) (d)	715,000	523,704
		11,775,288
Total Corporate Bonds (Cost $1,338,274,000)		1,339,030,266

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 1.7%(h)

REPURCHASE AGREEMENTS – 1.7%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $23,285,893, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $23,570,801 (Cost $23,282,459)	$23,282,459	$23,282,459
Total Investments – 100.5% (Cost $1,361,556,459)		1,362,312,725

Liabilities in excess of other assets – (0.5%)		(6,447,027)
NET ASSETS – 100.0%		$1,355,865,698

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $1,167,406,149 or 86.10% of net assets.

(b)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $43,003,744, collateralized in the form of cash with a value of $23,282,459 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $20,675,838 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from June 11, 2024 – August 15, 2052; a total value of $43,958,297.

(c)	Payment in-kind security.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(f)	Represents less than 0.05% of net assets.

(g)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2024.

(h)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $23,282,459.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	369

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,041,939
Aggregate gross unrealized depreciation	(29,712,425)
Net unrealized depreciation	$(13,670,486)
Federal income tax cost	$1,375,983,211

Security Type	% of Net Assets
Corporate Bonds	98.8%
Securities Lending Reinvestments	1.7
Others(1)	(0.5)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

370	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 96.8%

Air Freight & Logistics – 0.6%

CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	$10,000	$9,550

GXO Logistics, Inc.
2.65%, 7/15/2031	10,000	7,932

United Parcel Service, Inc.
4.45%, 4/1/2030	147,000	141,863
5.20%, 4/1/2040	20,000	19,200
3.75%, 11/15/2047	35,000	26,393
5.05%, 3/3/2053	40,000	36,899
		241,837

Automobile Components – 0.2%

Aptiv plc
4.35%, 3/15/2029	25,000	23,842
3.10%, 12/1/2051	30,000	17,688

BorgWarner, Inc.
2.65%, 7/1/2027	40,000	36,608
		78,138

Banks – 12.9%

Banco Santander SA
5.15%, 8/18/2025	200,000	197,605
4.18%, 3/24/2028(a)	200,000	190,282

Bank of America Corp.
5.08%, 1/20/2027(a)	67,000	66,290
1.73%, 7/22/2027(a)	100,000	91,744
3.42%, 12/20/2028(a)	133,000	123,276
2.09%, 6/14/2029(a)	127,000	110,491
4.27%, 7/23/2029(a)	200,000	189,705
1.92%, 10/24/2031(a)	150,000	119,271
4.57%, 4/27/2033(a)	67,000	61,761
5.29%, 4/25/2034(a)	195,000	187,831
4.08%, 4/23/2040(a)	160,000	131,710
2.68%, 6/19/2041(a)	44,000	29,762

Bank of Montreal
3.09%, 1/10/2037(a)	90,000	71,536

Bank of Nova Scotia (The)
5.65%, 2/1/2034	40,000	39,791

Barclays plc
5.83%, 5/9/2027(a)	193,000	192,326
3.81%, 3/10/2042(a)	200,000	148,626

Investments	Principal Amount	Value

Banks – (continued)

Canadian Imperial Bank of Commerce
6.09%, 10/3/2033	$20,000	$20,347

Citigroup, Inc.
3.20%, 10/21/2026	187,000	176,559
4.45%, 9/29/2027	417,000	401,310
3.98%, 3/20/2030(a)	67,000	62,078
2.67%, 1/29/2031(a)	107,000	90,870
4.41%, 3/31/2031(a)	100,000	93,345
2.57%, 6/3/2031(a)	73,000	61,068
3.06%, 1/25/2033(a)	77,000	63,682
8.13%, 7/15/2039	30,000	36,617
6.68%, 9/13/2043	92,000	98,310

HSBC Holdings plc
7.39%, 11/3/2028(a)	210,000	220,150
5.55%, 3/4/2030(a)	260,000	256,438
6.50%, 9/15/2037	150,000	152,192

ING Groep NV
4.02%, 3/28/2028(a)	200,000	190,738

JPMorgan Chase & Co.
3.78%, 2/1/2028(a)	100,000	95,406
6.09%, 10/23/2029(a)	130,000	132,653
4.45%, 12/5/2029(a)	100,000	95,696
4.57%, 6/14/2030(a)	100,000	95,580
2.58%, 4/22/2032(a)	14,000	11,520

Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a)	200,000	193,545

Royal Bank of Canada
5.00%, 2/1/2033	20,000	19,281
5.00%, 5/2/2033	30,000	28,981
5.15%, 2/1/2034	40,000	38,632

Santander Holdings USA, Inc.
3.45%, 6/2/2025	120,000	116,489

Sumitomo Mitsui Financial Group, Inc.
2.17%, 1/14/2027	210,000	192,597

Toronto-Dominion Bank (The)
4.11%, 6/8/2027	17,000	16,342
4.46%, 6/8/2032	177,000	164,215

Westpac Banking Corp.
6.82%, 11/17/2033	50,000	52,835
		5,129,483

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	371

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – 1.0%

Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034	$50,000	$48,318
5.45%, 1/23/2039	12,000	11,797
4.35%, 6/1/2040	100,000	86,302
5.80%, 1/23/2059	12,000	12,187

PepsiCo, Inc.
4.45%, 5/15/2028	67,000	65,793
2.63%, 7/29/2029	30,000	26,748
3.50%, 3/19/2040	133,000	105,057
2.63%, 10/21/2041	30,000	20,616
4.65%, 2/15/2053	30,000	26,486
3.88%, 3/19/2060	5,000	3,778
		407,082

Biotechnology – 1.4%

Amgen, Inc.
4.05%, 8/18/2029	26,000	24,458
3.15%, 2/21/2040	20,000	14,593
2.80%, 8/15/2041	26,000	17,805
5.60%, 3/2/2043	120,000	115,717
4.66%, 6/15/2051	284,000	236,659
4.88%, 3/1/2053	26,000	22,277
2.77%, 9/1/2053	14,000	8,139
5.75%, 3/2/2063	5,000	4,776

Biogen, Inc.
2.25%, 5/1/2030	10,000	8,257
3.15%, 5/1/2050	43,000	27,014
3.25%, 2/15/2051	20,000	12,927

Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	54,000	43,111
2.80%, 9/15/2050	20,000	11,717
		547,450

Broadline Retail – 0.7%

Alibaba Group Holding Ltd.
2.70%, 2/9/2041	200,000	132,923

eBay, Inc.
5.90%, 11/22/2025	67,000	67,151
2.70%, 3/11/2030	50,000	43,284
6.30%, 11/22/2032	35,000	36,513
		279,871

Investments	Principal Amount	Value

Building Products – 0.6%

Carlisle Cos., Inc.
3.75%, 12/1/2027	$10,000	$9,436
2.75%, 3/1/2030	20,000	17,233

Fortune Brands Innovations, Inc.
5.88%, 6/1/2033	25,000	24,876
4.50%, 3/25/2052	10,000	7,753

Johnson Controls International plc
1.75%, 9/15/2030	30,000	24,179
4.90%, 12/1/2032	10,000	9,545
4.63%, 7/2/2044(b)	33,000	27,667

Owens Corning
4.30%, 7/15/2047	26,000	20,326

Trane Technologies Financing Ltd.
3.80%, 3/21/2029	90,000	84,164
5.25%, 3/3/2033	10,000	9,837

Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048	7,000	5,651
		240,667

Capital Markets – 8.6%

Ameriprise Financial, Inc.
5.70%, 12/15/2028	10,000	10,111

Apollo Debt Solutions BDC
6.90%, 4/13/2029(c)	10,000	9,910

Ares Capital Corp.
7.00%, 1/15/2027	70,000	71,248

Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	7,000	6,385

Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	67,000	62,756
3.99%, 6/13/2028(a)	77,000	73,928
4.60%, 7/26/2030(a)	33,000	31,750
4.29%, 6/13/2033(a)	20,000	18,352

Barings BDC, Inc.
3.30%, 11/23/2026	7,000	6,383
7.00%, 2/15/2029	10,000	9,895

BlackRock Funding, Inc.
4.70%, 3/14/2029	80,000	78,475

BlackRock, Inc.
2.40%, 4/30/2030	20,000	17,158
4.75%, 5/25/2033	25,000	24,060

Blue Owl Credit Income Corp.
7.75%, 1/15/2029(c)	50,000	50,845

See Accompanying Notes to the Financial Statements.

372	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Blue Owl Technology Finance Corp. II
6.75%, 4/4/2029(c)	$10,000	$9,636

Deutsche Bank AG
7.15%, 7/13/2027(a)	150,000	153,133

Eaton Vance Corp.
3.50%, 4/6/2027	3,000	2,847

FactSet Research Systems, Inc.
3.45%, 3/1/2032	10,000	8,483

FS KKR Capital Corp.
7.88%, 1/15/2029	10,000	10,292

Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a)	901,000	870,481
2.38%, 7/21/2032(a)	17,000	13,605
3.10%, 2/24/2033(a)	70,000	58,236
6.75%, 10/1/2037	87,000	91,824
3.44%, 2/24/2043(a)	110,000	80,914

Hercules Capital, Inc.
3.38%, 1/20/2027	14,000	12,776

HPS Corporate Lending Fund
6.75%, 1/30/2029(c)	10,000	9,864

Moody’s Corp.
2.75%, 8/19/2041	43,000	28,876
3.75%, 2/25/2052	72,000	52,583

Morgan Stanley
3.13%, 7/27/2026	100,000	95,051
0.99%, 12/10/2026(a)	26,000	24,076
5.12%, 2/1/2029(a)	133,000	130,893
2.70%, 1/22/2031(a)	133,000	113,929
2.24%, 7/21/2032(a)	30,000	23,856
5.25%, 4/21/2034(a)	135,000	129,539
5.42%, 7/21/2034(a)	64,000	62,102
5.30%, 4/20/2037(a)	33,000	30,907
5.94%, 2/7/2039(a)	30,000	28,866
4.46%, 4/22/2039(a)	150,000	130,975
5.60%, 3/24/2051(a)	78,000	77,173

Nasdaq, Inc.
3.85%, 6/30/2026	50,000	48,264
5.35%, 6/28/2028	70,000	69,637
5.55%, 2/15/2034	40,000	39,122
3.95%, 3/7/2052	7,000	5,076

Oaktree Specialty Lending Corp.
7.10%, 2/15/2029	10,000	10,038

Investments	Principal Amount	Value

Capital Markets – (continued)

S&P Global, Inc.
2.45%, 3/1/2027	$40,000	$37,023
1.25%, 8/15/2030	50,000	39,513
2.90%, 3/1/2032	50,000	42,292
5.25%, 9/15/2033(c)	25,000	24,775
4.50%, 5/15/2048	24,000	19,383
3.70%, 3/1/2052	30,000	22,046

Sixth Street Lending Partners
6.50%, 3/11/2029(c)	10,000	9,813

Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029	20,000	19,609

State Street Corp.
5.82%, 11/4/2028(a)	50,000	50,684
2.40%, 1/24/2030	63,000	54,311
6.12%, 11/21/2034(a)	50,000	50,703

UBS AG
1.25%, 6/1/2026	200,000	183,050
		3,447,512

Chemicals – 1.4%

Albemarle Corp.
5.05%, 6/1/2032	20,000	18,754

Dow Chemical Co. (The)
5.55%, 11/30/2048	15,000	13,976
6.90%, 5/15/2053	54,000	59,231

DuPont de Nemours, Inc.
4.73%, 11/15/2028	20,000	19,598
5.32%, 11/15/2038	57,000	54,029

Ecolab, Inc.
4.80%, 3/24/2030	33,000	32,384
1.30%, 1/30/2031	63,000	49,396
3.95%, 12/1/2047	20,000	15,878

FMC Corp.
5.15%, 5/18/2026	100,000	98,766
3.45%, 10/1/2029	10,000	8,869
5.65%, 5/18/2033	5,000	4,793
6.38%, 5/18/2053	5,000	4,766

International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	17,000	14,021

Linde, Inc.
1.10%, 8/10/2030	50,000	39,497

Nutrien Ltd.
5.88%, 12/1/2036	20,000	19,967
6.13%, 1/15/2041	25,000	24,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	373

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)
5.25%, 1/15/2045	$47,000	$42,208

PPG Industries, Inc.
3.75%, 3/15/2028	30,000	28,380
		549,443

Commercial Services & Supplies – 0.3%

RELX Capital, Inc.
3.00%, 5/22/2030	33,000	29,042

Republic Services, Inc.
1.45%, 2/15/2031	20,000	15,566
5.00%, 12/15/2033	75,000	72,226
5.00%, 4/1/2034	20,000	19,266
		136,100

Construction & Engineering – 0.0%(d)

Quanta Services, Inc.
3.05%, 10/1/2041	10,000	6,773

Consumer Finance – 5.3%

Ally Financial, Inc.
6.99%, 6/13/2029(a)	80,000	81,724
6.85%, 1/3/2030(a)	20,000	20,208

American Express Co.
3.13%, 5/20/2026	50,000	47,684
3.30%, 5/3/2027	50,000	47,048
5.28%, 7/27/2029(a)	100,000	99,255
4.42%, 8/3/2033(a)	40,000	37,128
5.63%, 7/28/2034(a)	60,000	58,714
4.05%, 12/3/2042	14,000	11,634

Capital One Financial Corp.
4.93%, 5/10/2028(a)	83,000	81,008
3.27%, 3/1/2030(a)	30,000	26,486
5.27%, 5/10/2033(a)	57,000	53,982
6.38%, 6/8/2034(a)	40,000	40,261

Ford Motor Credit Co. LLC
6.95%, 6/10/2026	400,000	406,077
7.20%, 6/10/2030	400,000	414,445

General Motors Financial Co., Inc.
6.00%, 1/9/2028	33,000	33,319
5.85%, 4/6/2030	33,000	32,892
3.10%, 1/12/2032	67,000	55,250
6.40%, 1/9/2033	145,000	147,769
6.10%, 1/7/2034	35,000	34,771

Investments	Principal Amount	Value

Consumer Finance – (continued)

John Deere Capital Corp.
4.80%, 1/9/2026	$20,000	$19,867
5.15%, 9/8/2026	140,000	139,749
4.70%, 6/10/2030	50,000	48,700
4.35%, 9/15/2032	67,000	62,925
Series I, 5.15%, 9/8/2033	40,000	39,589
5.10%, 4/11/2034	20,000	19,638

Synchrony Financial
2.88%, 10/28/2031	44,000	34,682
		2,094,805

Consumer Staples Distribution & Retail – 0.5%

Kroger Co. (The)
5.40%, 1/15/2049	18,000	16,771
3.95%, 1/15/2050	54,000	40,572

Target Corp.
2.65%, 9/15/2030	127,000	110,259
3.90%, 11/15/2047	10,000	7,739
4.80%, 1/15/2053	47,000	41,965
		217,306

Containers & Packaging – 0.3%

AptarGroup, Inc.
3.60%, 3/15/2032	13,000	11,139

Avery Dennison Corp.
2.65%, 4/30/2030	10,000	8,541
5.75%, 3/15/2033	14,000	14,116

Berry Global, Inc.
1.57%, 1/15/2026	26,000	24,220
1.65%, 1/15/2027	30,000	27,053
5.50%, 4/15/2028	20,000	19,772
		104,841

Diversified Consumer Services – 0.0%(d)

Howard University
Series 22A, 5.21%, 10/1/2052	3,000	2,568

Diversified REITs – 0.4%

Digital Realty Trust LP
REIT, 5.55%, 1/15/2028	10,000	9,958
REIT, 4.45%, 7/15/2028	33,000	31,513
REIT, 3.60%, 7/1/2029	10,000	9,058

See Accompanying Notes to the Financial Statements.

374	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified REITs – (continued)

Simon Property Group LP
REIT, 1.75%, 2/1/2028	$20,000	$17,549
REIT, 2.65%, 2/1/2032	50,000	40,793
REIT, 6.75%, 2/1/2040	17,000	18,184
REIT, 5.85%, 3/8/2053	17,000	16,443

Store Capital LLC
REIT, 2.70%, 12/1/2031	20,000	15,464
		158,962

Diversified Telecommunication Services – 3.2%

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	60,000	69,183

Telefonica Emisiones SA
4.90%, 3/6/2048	150,000	124,817

Verizon Communications, Inc.
4.13%, 3/16/2027	100,000	96,782
4.33%, 9/21/2028	100,000	95,821
2.55%, 3/21/2031	437,000	362,656
2.36%, 3/15/2032	67,000	53,457
5.05%, 5/9/2033	55,000	53,196
2.65%, 11/20/2040	161,000	107,574
3.40%, 3/22/2041	174,000	129,545
4.86%, 8/21/2046	50,000	44,154
3.88%, 3/1/2052	154,000	113,672
2.99%, 10/30/2056	14,000	8,252
		1,259,109

Electric Utilities – 4.6%

Avangrid, Inc.
3.80%, 6/1/2029	14,000	12,771

Connecticut Light and Power Co. (The)
4.65%, 1/1/2029	25,000	24,322
Series A, 2.05%, 7/1/2031	117,000	93,391
4.00%, 4/1/2048	22,000	16,991

Edison International
4.13%, 3/15/2028	150,000	141,119

El Paso Electric Co.
5.00%, 12/1/2044	10,000	8,308

Enel Americas SA
4.00%, 10/25/2026	7,000	6,690

Enel Chile SA
4.88%, 6/12/2028	20,000	19,006

Investments	Principal Amount	Value

Electric Utilities – (continued)

Eversource Energy
4.60%, 7/1/2027	$167,000	$161,962
Series R, 1.65%, 8/15/2030	17,000	13,326
3.45%, 1/15/2050	40,000	26,428

Exelon Corp.
5.30%, 3/15/2033	10,000	9,732
5.45%, 3/15/2034	10,000	9,720
4.95%, 6/15/2035	70,000	63,737
4.45%, 4/15/2046	53,000	42,903

FirstEnergy Corp.
Series C, 3.40%, 3/1/2050	60,000	38,502

Florida Power & Light Co.
4.80%, 5/15/2033	60,000	57,131
4.13%, 6/1/2048	65,000	51,470
5.30%, 4/1/2053	130,000	123,139

Pacific Gas and Electric Co.
3.15%, 1/1/2026	50,000	47,801
6.10%, 1/15/2029	130,000	131,059
4.50%, 7/1/2040	60,000	48,687
4.20%, 6/1/2041	98,000	75,323
3.95%, 12/1/2047	200,000	140,234

Public Service Electric and Gas Co.
4.65%, 3/15/2033	15,000	14,150
5.20%, 3/1/2034	20,000	19,545
3.60%, 12/1/2047	77,000	55,848
4.05%, 5/1/2048	60,000	47,500

Southern California Edison Co.
5.65%, 10/1/2028	40,000	40,254
5.95%, 11/1/2032	67,000	68,160
5.20%, 6/1/2034	100,000	95,395
Series C, 4.13%, 3/1/2048	33,000	25,140
Series E, 5.45%, 6/1/2052	75,000	68,862

Union Electric Co.
4.00%, 4/1/2048	70,000	53,118
		1,851,724

Electronic Equipment, Instruments & Components – 0.1%

Flex Ltd.
4.88%, 5/12/2030	30,000	28,487

Energy Equipment & Services – 0.4%

Baker Hughes Holdings LLC
4.08%, 12/15/2047	45,000	35,098

Halliburton Co.
2.92%, 3/1/2030	10,000	8,750

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	375

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Energy Equipment & Services – (continued)
4.85%, 11/15/2035	$90,000	$84,744

Schlumberger Investment SA
4.85%, 5/15/2033	30,000	29,025
		157,617

Entertainment – 0.7%

Walt Disney Co. (The)
6.40%, 12/15/2035	67,000	71,986
3.50%, 5/13/2040	5,000	3,894
7.75%, 12/1/2045	54,000	67,762
4.75%, 11/15/2046	107,000	93,650
3.80%, 5/13/2060	50,000	36,219
		273,511

Financial Services – 1.9%

Corebridge Financial, Inc.
5.75%, 1/15/2034	10,000	9,823
6.88%, 12/15/2052(a)	7,000	6,930

Equitable Holdings, Inc.
5.59%, 1/11/2033	44,000	43,250
5.00%, 4/20/2048	5,000	4,328

Mastercard, Inc.
3.30%, 3/26/2027	100,000	95,065
2.95%, 6/1/2029	94,000	84,909
2.00%, 11/18/2031	33,000	26,573
4.85%, 3/9/2033	30,000	29,357
3.95%, 2/26/2048	15,000	11,987
2.95%, 3/15/2051	30,000	19,573

PayPal Holdings, Inc.
4.40%, 6/1/2032	98,000	92,245
5.05%, 6/1/2052	30,000	27,212

Shell International Finance BV
3.88%, 11/13/2028	70,000	66,515
2.75%, 4/6/2030	90,000	79,045
6.38%, 12/15/2038	60,000	64,842
2.88%, 11/26/2041	20,000	14,013
4.00%, 5/10/2046	33,000	26,107
3.25%, 4/6/2050	28,000	19,006

Voya Financial, Inc.
4.70%, 1/23/2048(a)	30,000	25,162
		745,942

Investments	Principal Amount	Value

Food Products – 1.0%

Campbell Soup Co.
4.15%, 3/15/2028	$50,000	$47,632
2.38%, 4/24/2030	17,000	14,300
4.80%, 3/15/2048	20,000	16,967

Conagra Brands, Inc.
5.40%, 11/1/2048	30,000	26,900

General Mills, Inc.
2.88%, 4/15/2030	50,000	43,528
4.95%, 3/29/2033	14,000	13,410
4.55%, 4/17/2038	5,000	4,332
4.70%, 4/17/2048	30,000	25,578
3.00%, 2/1/2051	7,000	4,323

Hershey Co. (The)
4.25%, 5/4/2028	20,000	19,467
1.70%, 6/1/2030	32,000	26,177
2.65%, 6/1/2050	10,000	6,064

Hormel Foods Corp.
3.05%, 6/3/2051	20,000	12,757

Ingredion, Inc.
2.90%, 6/1/2030	33,000	28,498

Mondelez International, Inc.
3.00%, 3/17/2032	50,000	42,127
2.63%, 9/4/2050	50,000	29,510

Tyson Foods, Inc.
5.10%, 9/28/2048	35,000	29,941
		391,511

Gas Utilities – 0.5%

Southern California Gas Co.
2.95%, 4/15/2027	187,000	174,764

Washington Gas Light Co.
3.65%, 9/15/2049	20,000	14,039
		188,803

Ground Transportation – 1.6%

Canadian National Railway Co.
3.65%, 2/3/2048	14,000	10,588
4.45%, 1/20/2049	72,000	61,675
4.40%, 8/5/2052	7,000	5,867

CSX Corp.
2.40%, 2/15/2030	63,000	53,861
5.20%, 11/15/2033	10,000	9,863
4.30%, 3/1/2048	82,000	66,727
3.80%, 4/15/2050	33,000	24,518
4.65%, 3/1/2068	3,000	2,448

See Accompanying Notes to the Financial Statements.

376	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – (continued)

JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	$30,000	$29,140

Norfolk Southern Corp.
5.95%, 3/15/2064	105,000	105,200

Union Pacific Corp.
4.50%, 1/20/2033	80,000	75,592
2.89%, 4/6/2036	40,000	31,353
4.50%, 9/10/2048	40,000	33,508
5.15%, 1/20/2063	130,000	117,861
		628,201

Health Care Equipment & Supplies – 1.6%

Abbott Laboratories
1.40%, 6/30/2030	98,000	79,435
4.90%, 11/30/2046	98,000	89,907

Baxter International, Inc.
1.73%, 4/1/2031	50,000	38,774
3.13%, 12/1/2051	53,000	32,583

Becton Dickinson & Co.
2.82%, 5/20/2030	50,000	43,090
1.96%, 2/11/2031	50,000	39,978
3.79%, 5/20/2050	50,000	36,727

Boston Scientific Corp.
2.65%, 6/1/2030	50,000	42,988
4.55%, 3/1/2039	50,000	44,888

Edwards Lifesciences Corp.
4.30%, 6/15/2028	55,000	52,785

Medtronic Global Holdings SCA
4.25%, 3/30/2028	60,000	57,933
4.50%, 3/30/2033	5,000	4,710

Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	30,000	26,657
2.60%, 11/24/2031	50,000	40,835
		631,290

Health Care Providers & Services – 5.1%

Aetna, Inc.
3.88%, 8/15/2047	41,000	29,434

Cardinal Health, Inc.
4.90%, 9/15/2045	33,000	28,193

Cencora, Inc.
2.70%, 3/15/2031	50,000	41,880
5.13%, 2/15/2034	30,000	28,985

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

Centene Corp.
2.45%, 7/15/2028	$150,000	$130,920
2.63%, 8/1/2031	50,000	40,007

Cigna Group (The)
4.38%, 10/15/2028	40,000	38,254
5.25%, 2/15/2034	20,000	19,274
4.80%, 8/15/2038	30,000	26,856
6.13%, 11/15/2041	33,000	33,695
3.88%, 10/15/2047	24,000	17,700
4.90%, 12/15/2048	67,000	57,543
3.40%, 3/15/2051	54,000	35,810

CVS Health Corp.
3.88%, 7/20/2025	50,000	48,906
3.63%, 4/1/2027	33,000	31,417
4.30%, 3/25/2028	100,000	95,955
5.25%, 2/21/2033	80,000	77,288
4.78%, 3/25/2038	130,000	114,463
2.70%, 8/21/2040	20,000	13,074
5.05%, 3/25/2048	174,000	148,421

Elevance Health, Inc.
2.25%, 5/15/2030	50,000	41,747
4.10%, 5/15/2032	164,000	148,651
4.75%, 2/15/2033	20,000	18,889
4.55%, 3/1/2048	32,000	26,555
3.60%, 3/15/2051	52,000	36,553
6.10%, 10/15/2052	14,000	14,331
5.13%, 2/15/2053	20,000	18,035

HCA, Inc.
3.63%, 3/15/2032	133,000	114,399
7.50%, 11/6/2033	47,000	51,228
5.60%, 4/1/2034	80,000	78,060
4.38%, 3/15/2042	15,000	11,985
4.63%, 3/15/2052	87,000	68,143

Laboratory Corp. of America Holdings
1.55%, 6/1/2026	50,000	46,014
2.70%, 6/1/2031	50,000	41,751

Novant Health, Inc.
3.32%, 11/1/2061	23,000	14,411

Quest Diagnostics, Inc.
4.20%, 6/30/2029	43,000	40,914
2.95%, 6/30/2030	50,000	43,289
6.40%, 11/30/2033	10,000	10,473

UnitedHealth Group, Inc.
4.50%, 4/15/2033	10,000	9,374

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	377

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)
2.75%, 5/15/2040	$130,000	$91,056
5.88%, 2/15/2053	64,000	65,163
		2,049,096

Health Care REITs – 0.3%

Healthcare Realty Holdings LP
REIT, 2.05%, 3/15/2031	7,000	5,270

Healthpeak OP LLC
REIT, 2.88%, 1/15/2031	50,000	41,965

Ventas Realty LP
REIT, 4.00%, 3/1/2028	33,000	30,978
REIT, 3.00%, 1/15/2030	48,000	41,310
REIT, 4.75%, 11/15/2030	10,000	9,419
		128,942

Hotel & Resort REITs – 0.2%

Host Hotels & Resorts LP
Series F, REIT, 4.50%, 2/1/2026	50,000	48,713
Series I, REIT, 3.50%, 9/15/2030	10,000	8,672
Series J, REIT, 2.90%, 12/15/2031	10,000	8,136
		65,521

Hotels, Restaurants & Leisure – 1.7%

Las Vegas Sands Corp.
3.90%, 8/8/2029	20,000	17,846

Marriott International, Inc.
5.45%, 9/15/2026	50,000	49,929
5.00%, 10/15/2027	20,000	19,719
4.90%, 4/15/2029	30,000	29,200
Series HH, 2.85%, 4/15/2031	33,000	27,680
Series II, 2.75%, 10/15/2033	3,000	2,363
5.30%, 5/15/2034	20,000	19,182

McDonald’s Corp.
3.30%, 7/1/2025	50,000	48,759
3.50%, 7/1/2027	130,000	123,198
4.70%, 12/9/2035	33,000	30,753
4.88%, 12/9/2045	33,000	29,146
4.45%, 9/1/2048	15,000	12,435
3.63%, 9/1/2049	74,000	52,936
5.15%, 9/9/2052	7,000	6,384

Sands China Ltd.
4.05%, 1/8/2026(b)	200,000	192,509
		662,039

Investments	Principal Amount	Value

Household Durables – 0.4%

Mohawk Industries, Inc.
5.85%, 9/18/2028	$12,000	$12,129
3.63%, 5/15/2030	7,000	6,284

NVR, Inc.
3.00%, 5/15/2030	14,000	12,137

PulteGroup, Inc.
5.00%, 1/15/2027	60,000	59,091

Whirlpool Corp.
4.75%, 2/26/2029	50,000	48,139
4.60%, 5/15/2050	20,000	15,385
		153,165

Household Products – 0.3%

Church & Dwight Co., Inc.
5.60%, 11/15/2032	20,000	20,297
3.95%, 8/1/2047	20,000	15,320
5.00%, 6/15/2052	5,000	4,501

Clorox Co. (The)
4.40%, 5/1/2029	60,000	57,623
4.60%, 5/1/2032	14,000	13,260
		111,001

Independent Power and Renewable Electricity Producers – 0.4%

Constellation Energy Generation LLC
3.25%, 6/1/2025	50,000	48,700
5.60%, 3/1/2028	40,000	40,032
5.80%, 3/1/2033	30,000	29,985
6.13%, 1/15/2034	40,000	40,930
		159,647

Industrial REITs – 0.4%

Prologis LP
REIT, 4.88%, 6/15/2028	40,000	39,367
REIT, 4.63%, 1/15/2033	47,000	44,076
REIT, 5.13%, 1/15/2034	44,000	42,448
REIT, 4.38%, 9/15/2048	7,000	5,700
REIT, 3.00%, 4/15/2050	23,000	14,582
		146,173

Insurance – 3.3%

Aflac, Inc.
3.60%, 4/1/2030	53,000	48,195

See Accompanying Notes to the Financial Statements.

378	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Allstate Corp. (The)
1.45%, 12/15/2030	$10,000	$7,734
5.25%, 3/30/2033	40,000	39,041
3.85%, 8/10/2049	26,000	19,151

American International Group, Inc.
5.13%, 3/27/2033	17,000	16,306
4.75%, 4/1/2048	50,000	43,452

Arch Capital Finance LLC
5.03%, 12/15/2046	10,000	8,777

Assurant, Inc.
2.65%, 1/15/2032	3,000	2,400

AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	17,000	15,236

Brighthouse Financial, Inc.
4.70%, 6/22/2047	20,000	15,209
3.85%, 12/22/2051	5,000	3,118

Chubb INA Holdings LLC
3.35%, 5/3/2026	170,000	163,403
1.38%, 9/15/2030	20,000	15,878
4.35%, 11/3/2045	14,000	11,731
3.05%, 12/15/2061	10,000	6,181

Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	35,000	21,113

Fidelity National Financial, Inc.
3.20%, 9/17/2051	14,000	8,530

First American Financial Corp.
2.40%, 8/15/2031	20,000	15,458

Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	10,000	8,214

Hartford Financial Services Group, Inc. (The)
4.40%, 3/15/2048	5,000	4,089
3.60%, 8/19/2049	33,000	23,442
2.90%, 9/15/2051	14,000	8,574

Lincoln National Corp.
3.05%, 1/15/2030	20,000	17,277
4.35%, 3/1/2048	8,000	5,898
4.38%, 6/15/2050	10,000	7,290

Manulife Financial Corp.
4.06%, 2/24/2032(a)	50,000	47,320
3.70%, 3/16/2032	27,000	24,077

Investments	Principal Amount	Value

Insurance – (continued)

MetLife, Inc.
4.55%, 3/23/2030	$60,000	$57,938
5.38%, 7/15/2033	15,000	14,889
10.75%, 8/1/2039	33,000	43,602
4.60%, 5/13/2046	56,000	47,816
5.00%, 7/15/2052	33,000	29,426
5.25%, 1/15/2054	14,000	13,022

Primerica, Inc.
2.80%, 11/19/2031	10,000	8,156

Principal Financial Group, Inc.
3.70%, 5/15/2029	33,000	30,321
2.13%, 6/15/2030	33,000	27,006
5.38%, 3/15/2033	10,000	9,806
5.50%, 3/15/2053	3,000	2,791

Prudential Financial, Inc.
1.50%, 3/10/2026	100,000	93,122
3.00%, 3/10/2040	23,000	16,589
4.50%, 9/15/2047(a)	50,000	46,416
3.91%, 12/7/2047	35,000	26,127
4.35%, 2/25/2050	33,000	26,362
6.00%, 9/1/2052(a)	47,000	45,448

Prudential Funding Asia plc
3.13%, 4/14/2030	15,000	13,170
3.63%, 3/24/2032	10,000	8,768

RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033	22,000	21,445

Travelers Cos., Inc. (The)
4.00%, 5/30/2047	70,000	55,140
4.05%, 3/7/2048	8,000	6,327
5.45%, 5/25/2053	27,000	26,414

Unum Group
4.00%, 6/15/2029	10,000	9,226
4.13%, 6/15/2051	24,000	17,123

W R Berkley Corp.
3.15%, 9/30/2061	20,000	11,348

Willis North America, Inc.
5.90%, 3/5/2054	20,000	19,179
		1,334,071

Interactive Media & Services – 1.5%

Alphabet, Inc.
0.80%, 8/15/2027	317,000	278,781
1.10%, 8/15/2030	10,000	7,979
1.90%, 8/15/2040	7,000	4,456
2.05%, 8/15/2050	60,000	33,483

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	379

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Interactive Media & Services – (continued)

Meta Platforms, Inc.
4.60%, 5/15/2028	$180,000	$176,804
4.80%, 5/15/2030	20,000	19,637
4.65%, 8/15/2062	55,000	45,752
5.75%, 5/15/2063	23,000	22,921
		589,813

IT Services – 2.2%

Amdocs Ltd.
2.54%, 6/15/2030	10,000	8,361

International Business Machines Corp.
4.00%, 7/27/2025	587,000	576,393
4.50%, 2/6/2026	180,000	177,691
1.95%, 5/15/2030	100,000	82,399
2.85%, 5/15/2040	72,000	49,993
		894,837

Leisure Products – 0.2%

Brunswick Corp.
4.40%, 9/15/2032	25,000	21,977
5.10%, 4/1/2052	20,000	15,300

Hasbro, Inc.
3.90%, 11/19/2029	33,000	30,051
6.35%, 3/15/2040	10,000	9,958
		77,286

Machinery – 1.0%

CNH Industrial NV
3.85%, 11/15/2027	10,000	9,523

Cummins, Inc.
1.50%, 9/1/2030	107,000	85,572
2.60%, 9/1/2050	10,000	5,901

Flowserve Corp.
3.50%, 10/1/2030	20,000	17,368

Ingersoll Rand, Inc.
5.40%, 8/14/2028	38,000	37,901

Otis Worldwide Corp.
5.25%, 8/16/2028	20,000	19,935
2.57%, 2/15/2030	40,000	34,289

Stanley Black & Decker, Inc.
3.40%, 3/1/2026	137,000	131,725
2.75%, 11/15/2050	22,000	12,279

Investments	Principal Amount	Value

Machinery – (continued)

Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(b)	$22,000	$21,175
5.61%, 3/11/2034	10,000	9,831

Xylem, Inc.
1.95%, 1/30/2028	20,000	17,718
2.25%, 1/30/2031	17,000	13,946
		417,163

Marine Transportation – 0.0%(d)

Kirby Corp.
4.20%, 3/1/2028	20,000	19,172

Media – 2.3%

Comcast Corp.
2.65%, 2/1/2030	247,000	214,131
4.65%, 2/15/2033	67,000	63,374
4.60%, 10/15/2038	20,000	17,817
4.00%, 3/1/2048	64,000	48,971
2.89%, 11/1/2051	387,000	234,046
2.99%, 11/1/2063	170,000	96,706
5.50%, 5/15/2064	3,000	2,795

Fox Corp.
4.71%, 1/25/2029	50,000	48,346
5.48%, 1/25/2039	20,000	18,318
5.58%, 1/25/2049	45,000	39,950

Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041	30,000	21,311

Paramount Global
4.95%, 1/15/2031	25,000	22,030
4.38%, 3/15/2043	30,000	19,874
5.25%, 4/1/2044	30,000	21,617
4.95%, 5/19/2050	40,000	27,920
		897,206

Metals & Mining – 0.6%

Newmont Corp.
3.25%, 5/13/2030(c)	30,000	26,549
2.60%, 7/15/2032	10,000	8,122
5.88%, 4/1/2035	57,000	57,643
4.20%, 5/13/2050(c)	25,000	19,573

Nucor Corp.
4.30%, 5/23/2027	20,000	19,424
2.70%, 6/1/2030	30,000	26,083
3.13%, 4/1/2032	33,000	28,159

See Accompanying Notes to the Financial Statements.

380	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – (continued)
4.40%, 5/1/2048	$8,000	$6,676
2.98%, 12/15/2055	14,000	8,418

Teck Resources Ltd.
3.90%, 7/15/2030	65,000	58,709
		259,356

Multi-Utilities – 1.1%

Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030	10,000	8,992
2.40%, 6/15/2031	50,000	41,305
5.20%, 3/1/2033	10,000	9,847
5.50%, 3/15/2034	50,000	49,842
Series E, 4.65%, 12/1/2048	22,000	18,460
6.15%, 11/15/2052	7,000	7,276
5.90%, 11/15/2053	10,000	10,051
4.50%, 5/15/2058	67,000	53,568
3.60%, 6/15/2061	23,000	15,461

National Grid plc
5.60%, 6/12/2028	15,000	14,986
5.81%, 6/12/2033	25,000	24,761

Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	63,000	63,661
1.60%, 8/15/2030	10,000	7,887

San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	20,000	15,976
2.95%, 8/15/2051	77,000	48,263

Sempra
5.50%, 8/1/2033	20,000	19,427
3.80%, 2/1/2038	26,000	20,641
4.00%, 2/1/2048	33,000	24,401
		454,805

Office REITs – 0.9%

Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036	160,000	150,273

Boston Properties LP
REIT, 3.25%, 1/30/2031	80,000	66,513
REIT, 2.45%, 10/1/2033	33,000	23,906

Highwoods Realty LP
REIT, 3.05%, 2/15/2030	30,000	24,791

Kilroy Realty LP
REIT, 4.38%, 10/1/2025	80,000	77,961
REIT, 6.25%, 1/15/2036	7,000	6,575

Investments	Principal Amount	Value

Office REITs – (continued)

Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030	$10,000	$7,723
REIT, 2.75%, 4/1/2032	7,000	4,920
		362,662

Oil, Gas & Consumable Fuels – 6.1%

BP Capital Markets America, Inc.
3.38%, 2/8/2061	10,000	6,473

Canadian Natural Resources Ltd.
2.95%, 7/15/2030	157,000	134,827

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	17,000	15,442
2.74%, 12/31/2039	10,000	7,925

Cheniere Energy, Inc.
4.63%, 10/15/2028	29,000	27,721
5.65%, 4/15/2034(c)	22,000	21,531

Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	10,000	9,453

Devon Energy Corp.
5.00%, 6/15/2045	30,000	25,370

Enbridge, Inc.
6.70%, 11/15/2053	60,000	64,155
5.50%, 7/15/2077(a)	50,000	46,061
8.50%, 1/15/2084(a)	50,000	52,752

Enterprise Products Operating LLC
2.80%, 1/31/2030	20,000	17,512
5.35%, 1/31/2033	75,000	74,318
4.85%, 1/31/2034	50,000	47,667
3.95%, 1/31/2060	90,000	64,505

EQT Corp.
7.00%, 2/1/2030(b)	10,000	10,438

Hess Corp.
6.00%, 1/15/2040	17,000	17,067

Kinder Morgan, Inc.
4.30%, 6/1/2025	237,000	233,568
2.00%, 2/15/2031	14,000	11,227
5.20%, 6/1/2033	50,000	47,642
5.40%, 2/1/2034	80,000	77,116
5.55%, 6/1/2045	33,000	30,270
5.20%, 3/1/2048	27,000	23,311
3.60%, 2/15/2051	10,000	6,668

Marathon Petroleum Corp.
3.80%, 4/1/2028	30,000	28,265
4.50%, 4/1/2048	48,000	38,156

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	381

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

MPLX LP
1.75%, 3/1/2026	$120,000	$111,822
2.65%, 8/15/2030	17,000	14,324
4.50%, 4/15/2038	82,000	70,077
5.20%, 12/1/2047	30,000	26,197
5.50%, 2/15/2049	30,000	27,257

Occidental Petroleum Corp.
6.45%, 9/15/2036	40,000	41,280
Zero Coupon, 10/10/2036	50,000	26,982

ONEOK, Inc.
6.10%, 11/15/2032	25,000	25,397
6.05%, 9/1/2033	100,000	101,110
5.20%, 7/15/2048	20,000	17,354
4.50%, 3/15/2050	60,000	46,086

Pioneer Natural Resources Co.
2.15%, 1/15/2031	46,000	37,874

Plains All American Pipeline LP
4.50%, 12/15/2026	100,000	97,275
3.80%, 9/15/2030	75,000	67,213

Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	17,000	15,961
5.90%, 9/15/2037	30,000	30,063

TotalEnergies Capital International SA
2.83%, 1/10/2030	50,000	44,331
3.13%, 5/29/2050	74,000	49,397

TotalEnergies Capital SA
5.49%, 4/5/2054	60,000	58,381

TransCanada PipeLines Ltd.
4.75%, 5/15/2038	20,000	17,538

Transcanada Trust
5.60%, 3/7/2082(a)	100,000	87,462

Valero Energy Corp.
4.00%, 4/1/2029	30,000	28,141
2.80%, 12/1/2031	50,000	41,474
4.00%, 6/1/2052	10,000	7,211

Williams Cos., Inc. (The)
5.65%, 3/15/2033	73,000	72,416
5.15%, 3/15/2034	15,000	14,325
5.75%, 6/24/2044	33,000	31,356
5.10%, 9/15/2045	37,000	32,574
4.85%, 3/1/2048	29,000	24,477
5.30%, 8/15/2052	14,000	12,622
		2,417,417

Investments	Principal Amount	Value

Paper & Forest Products – 0.1%

Suzano Austria GmbH
3.75%, 1/15/2031	$20,000	$17,249
Series DM3N, 3.13%, 1/15/2032	50,000	40,199
		57,448

Personal Care Products – 0.4%

Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	94,558
4.38%, 5/15/2028	20,000	19,432
2.60%, 4/15/2030	30,000	25,872
1.95%, 3/15/2031	33,000	26,588
4.15%, 3/15/2047	10,000	7,936
5.15%, 5/15/2053	5,000	4,625
		179,011

Pharmaceuticals – 5.0%

AstraZeneca Finance LLC
4.88%, 3/3/2033	33,000	31,911
5.00%, 2/26/2034	30,000	29,183

AstraZeneca plc
4.00%, 9/18/2042	30,000	24,585
4.38%, 11/16/2045	60,000	50,601
3.00%, 5/28/2051	14,000	9,187

Bristol-Myers Squibb Co.
3.55%, 3/15/2042	135,000	102,880
5.00%, 8/15/2045	73,000	66,157
3.90%, 3/15/2062	91,000	64,603
6.40%, 11/15/2063	3,000	3,196

GlaxoSmithKline Capital plc
3.38%, 6/1/2029	33,000	30,493

GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	47,000	50,811

Johnson & Johnson
3.63%, 3/3/2037	210,000	177,899
2.10%, 9/1/2040	20,000	13,036
3.70%, 3/1/2046	50,000	39,129
2.25%, 9/1/2050	20,000	11,556
2.45%, 9/1/2060	7,000	3,846

Merck & Co., Inc.
4.05%, 5/17/2028	133,000	128,435
3.40%, 3/7/2029	50,000	46,375
2.35%, 6/24/2040	133,000	88,940
4.90%, 5/17/2044	55,000	50,486
2.75%, 12/10/2051	15,000	9,150

See Accompanying Notes to the Financial Statements.

382	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

Mylan, Inc.
5.20%, 4/15/2048	$37,000	$29,198

Novartis Capital Corp.
2.00%, 2/14/2027	50,000	46,140
2.20%, 8/14/2030	35,000	29,605
2.75%, 8/14/2050	75,000	47,433

Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028	124,000	120,263
5.11%, 5/19/2043	30,000	27,927
5.34%, 5/19/2063	152,000	139,439

Pfizer, Inc.
0.80%, 5/28/2025	50,000	47,647
3.45%, 3/15/2029	50,000	46,482
1.75%, 8/18/2031	33,000	26,077
4.10%, 9/15/2038	275,000	237,785
7.20%, 3/15/2039	57,000	65,687
2.55%, 5/28/2040	33,000	22,438
2.70%, 5/28/2050	33,000	20,512

Sanofi SA
3.63%, 6/19/2028	15,000	14,277

Viatris, Inc.
3.85%, 6/22/2040	30,000	21,189
4.00%, 6/22/2050	23,000	15,049
		1,989,607

Professional Services – 0.1%

Equifax, Inc.
3.10%, 5/15/2030	37,000	32,231

Verisk Analytics, Inc.
3.63%, 5/15/2050	30,000	20,884
		53,115

Real Estate Management & Development – 0.1%

CBRE Services, Inc.
2.50%, 4/1/2031	20,000	16,229
5.95%, 8/15/2034	18,000	17,897
		34,126

Residential REITs – 0.8%

AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026	100,000	95,053
REIT, 1.90%, 12/1/2028	40,000	34,492
REIT, 5.00%, 2/15/2033	14,000	13,410
REIT, 4.35%, 4/15/2048	10,000	8,081

Investments	Principal Amount	Value

Residential REITs – (continued)

ERP Operating LP
REIT, 4.15%, 12/1/2028	$30,000	$28,561
REIT, 3.00%, 7/1/2029	67,000	59,796
REIT, 1.85%, 8/1/2031	8,000	6,346

Essex Portfolio LP
REIT, 1.65%, 1/15/2031	50,000	38,650

UDR, Inc.
REIT, 4.40%, 1/26/2029	37,000	35,132
		319,521

Retail REITs – 0.6%

Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027	33,000	31,255
REIT, 2.25%, 4/1/2028	30,000	26,230
REIT, 2.50%, 8/16/2031	7,000	5,607
REIT, 5.50%, 2/15/2034	7,000	6,681

Federal Realty OP LP
REIT, 1.25%, 2/15/2026	67,000	61,954
REIT, 3.50%, 6/1/2030	10,000	8,835
REIT, 3.63%, 8/1/2046	10,000	6,384

Kimco Realty OP LLC
REIT, 6.40%, 3/1/2034	60,000	62,082

Regency Centers LP
REIT, 4.13%, 3/15/2028	15,000	14,243
REIT, 3.70%, 6/15/2030	26,000	23,388
REIT, 4.65%, 3/15/2049	10,000	8,140
		254,799

Semiconductors & Semiconductor Equipment – 2.4%

Intel Corp.
3.75%, 3/25/2027	100,000	95,864
2.00%, 8/12/2031	47,000	37,384
5.63%, 2/10/2043	54,000	52,486
3.73%, 12/8/2047	47,000	33,665
4.75%, 3/25/2050	197,000	165,329
3.05%, 8/12/2051	35,000	21,553
4.95%, 3/25/2060	48,000	40,914

QUALCOMM, Inc.
3.45%, 5/20/2025	50,000	49,085

TSMC Arizona Corp.
1.75%, 10/25/2026	200,000	183,049
3.88%, 4/22/2027	280,000	269,027
		948,356

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	383

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – 3.0%

Adobe, Inc.
2.30%, 2/1/2030	$33,000	$28,373

Autodesk, Inc.
2.85%, 1/15/2030	20,000	17,427

Microsoft Corp.
2.40%, 8/8/2026	60,000	56,533
3.30%, 2/6/2027	263,000	251,916
3.45%, 8/8/2036	33,000	28,100
4.50%, 6/15/2047(c)	15,000	13,333
2.53%, 6/1/2050	180,000	110,156
2.92%, 3/17/2052	40,000	26,364
2.68%, 6/1/2060	113,000	66,301
3.04%, 3/17/2062	55,000	35,100

Oracle Corp.
3.60%, 4/1/2040	140,000	104,901
5.55%, 2/6/2053	120,000	110,286
4.10%, 3/25/2061	115,000	79,993

Salesforce, Inc.
1.50%, 7/15/2028	50,000	43,243
2.90%, 7/15/2051	54,000	33,908

VMware LLC
1.40%, 8/15/2026	100,000	90,938
2.20%, 8/15/2031	100,000	79,056

Workday, Inc.
3.70%, 4/1/2029	30,000	27,700
		1,203,628

Specialized REITs – 0.8%

Equinix, Inc.
REIT, 3.20%, 11/18/2029	70,000	61,718
REIT, 3.90%, 4/15/2032	140,000	123,819

Public Storage Operating Co.
REIT, 5.13%, 1/15/2029	60,000	59,624
REIT, 5.10%, 8/1/2033	20,000	19,375

Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030	30,000	27,653
REIT, 3.38%, 3/9/2033	30,000	25,328
		317,517

Specialty Retail – 2.1%

Dick’s Sporting Goods, Inc.
3.15%, 1/15/2032	5,000	4,125
4.10%, 1/15/2052	10,000	6,785

Investments	Principal Amount	Value

Specialty Retail – (continued)

Home Depot, Inc. (The)
3.30%, 4/15/2040	$100,000	$75,901
4.50%, 12/6/2048	20,000	16,933
4.95%, 9/15/2052	180,000	162,792

Lowe’s Cos., Inc.
2.50%, 4/15/2026	203,000	192,230
3.65%, 4/5/2029	50,000	46,383
2.63%, 4/1/2031	50,000	41,886
5.00%, 4/15/2033	77,000	74,365
5.15%, 7/1/2033	25,000	24,407
5.50%, 10/15/2035	33,000	32,850
2.80%, 9/15/2041	138,000	93,111
3.00%, 10/15/2050	33,000	20,272
4.45%, 4/1/2062	26,000	19,865
5.85%, 4/1/2063	14,000	13,551

Tiffany & Co.
4.90%, 10/1/2044	10,000	8,924

Tractor Supply Co.
5.25%, 5/15/2033	10,000	9,774
		844,154

Technology Hardware, Storage & Peripherals – 2.3%

Apple, Inc.
3.25%, 2/23/2026	84,000	81,166
2.38%, 2/8/2041	130,000	87,331
4.45%, 5/6/2044	114,000	102,371
4.65%, 2/23/2046	208,000	187,463
4.85%, 5/10/2053	100,000	92,758
4.10%, 8/8/2062	47,000	36,916

Dell International LLC
8.10%, 7/15/2036	110,000	128,177
3.38%, 12/15/2041	30,000	21,391

HP, Inc.
2.65%, 6/17/2031	19,000	15,656
5.50%, 1/15/2033	100,000	98,484
6.00%, 9/15/2041	53,000	52,588
		904,301

Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc.
2.85%, 3/27/2030	20,000	17,665
3.25%, 3/27/2040	50,000	38,295

PVH Corp.
4.63%, 7/10/2025	20,000	19,648

See Accompanying Notes to the Financial Statements.

384	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Ralph Lauren Corp.
2.95%, 6/15/2030	$14,000	$12,256

Tapestry, Inc.
7.70%, 11/27/2030	35,000	36,322

VF Corp.
2.80%, 4/23/2027	15,000	13,429
2.95%, 4/23/2030	26,000	20,695
		158,310

Water Utilities – 0.5%

American Water Capital Corp.
3.75%, 9/1/2028	10,000	9,389
2.80%, 5/1/2030	30,000	25,862
2.30%, 6/1/2031	100,000	81,216
4.20%, 9/1/2048	5,000	3,996

Essential Utilities, Inc.
2.70%, 4/15/2030	48,000	40,816
5.38%, 1/15/2034	10,000	9,630
5.30%, 5/1/2052	10,000	8,863
		179,772

Wireless Telecommunication Services – 0.4%

Vodafone Group plc
5.00%, 5/30/2038	23,000	21,504
5.25%, 5/30/2048	40,000	36,081
5.63%, 2/10/2053	96,000	89,862
		147,447
Total Corporate Bonds (Cost $41,027,784)		38,589,517

Total Investments – 96.8% (Cost $41,027,784)		38,589,517

Other assets less liabilities – 3.2%		1,270,250
NET ASSETS – 100.0%		$39,859,767

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2024.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $195,829 or 0.49% of net assets.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,477
Aggregate gross unrealized depreciation	(2,587,543)
Net unrealized depreciation	$(2,508,066)
Federal income tax cost	$41,097,583

Security Type	% of Net Assets
Corporate Bonds	96.8%
Others(1)	3.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	385

Schedule of Investments

FlexShares® Ultra-Short Income Fund

April 30, 2024 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 92.1%

Aerospace & Defense – 2.1%

General Dynamics Corp.
2.38%, 11/15/2024	$9,000,000	$8,845,114

General Electric Co.
Series A, (CME Term SOFR 3 Month + 0.56%), 5.89%, 5/13/2024(a)	3,000,000	3,000,131

L3Harris Technologies, Inc.
3.95%, 5/28/2024	4,065,000	4,059,328
3.83%, 4/27/2025	2,700,000	2,652,752

Northrop Grumman Corp.
2.93%, 1/15/2025	5,673,000	5,564,201

RTX Corp.
3.15%, 12/15/2024	97,000	95,451
		24,216,977

Automobiles – 3.5%

BMW US Capital LLC
(United States SOFR Compounded Index + 0.55%), 5.88%, 4/2/2026(a)(b)	8,500,000	8,523,598

Hyundai Capital America
0.88%, 6/14/2024(b)	1,000,000	994,070
(SOFR + 1.50%), 6.84%, 1/8/2027(a) (b)	9,000,000	9,129,855

Kia Corp.
2.38%, 2/14/2025(b)	730,000	710,516

Mercedes-Benz Finance North America LLC
(SOFR + 0.93%), 6.27%, 3/30/2025(a) (b)	5,000,000	5,027,742
(SOFR + 0.57%), 5.95%, 8/1/2025(a) (b)	7,000,000	7,014,518

Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(b)	900,000	882,170

Volkswagen Group of America Finance LLC
(SOFR + 0.95%), 6.31%, 6/7/2024(a) (b)	2,690,000	2,691,831
(SOFR + 0.83%), 6.18%, 3/20/2026(a) (b)	5,500,000	5,509,405
		40,483,705

Investments	Principal Amount	Value

Banks – 23.6%

ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 5.97%, 2/18/2025(a) (b)	$1,450,000	$1,453,151

Australia & New Zealand Banking Group Ltd.
5.38%, 7/3/2025	4,290,000	4,283,158
(SOFR + 0.64%), 5.98%, 10/3/2025(a) (b)	500,000	501,804
5.09%, 12/8/2025	1,505,000	1,497,237

Banco Santander SA
(SOFR + 1.24%), 6.60%, 5/24/2024(a)	5,800,000	5,803,579
2.71%, 6/27/2024	2,600,000	2,588,266
5.15%, 8/18/2025	1,400,000	1,383,237

Bank of America NA
(SOFR + 0.78%), 6.15%, 8/18/2025(a)	3,850,000	3,867,730

Bank of Montreal
2.50%, 6/28/2024	1,500,000	1,492,419
Series H, 4.25%, 9/14/2024	4,500,000	4,473,963
(United States SOFR Compounded Index + 0.95%), 6.30%, 9/25/2025(a)	5,700,000	5,736,480
(United States SOFR Compounded Index + 0.62%), 5.98%, 9/15/2026(a)	3,300,000	3,296,129

Bank of New Zealand
(SOFR + 0.81%), 6.13%, 1/27/2027(a) (b)	4,000,000	3,992,662

Bank of Nova Scotia (The)
(SOFR + 0.46%), 5.80%, 1/10/2025(a)	4,355,000	4,359,647
(United States SOFR Compounded Index + 0.55%), 5.91%, 3/2/2026(a)	5,000,000	4,998,074
(SOFR + 0.61%), 5.97%, 9/15/2026(a)	1,780,000	1,775,645

Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 6.46%, 1/23/2027(a) (b)	2,940,000	2,969,165

See Accompanying Notes to the Financial Statements.

386	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Barclays plc
(SOFR + 1.49%), 6.85%, 3/12/2028(a)	$10,000,000	$10,086,600

Canadian Imperial Bank of Commerce
(United States SOFR Compounded Index + 0.94%), 6.28%, 4/7/2025(a)	7,674,000	7,716,458

Citibank NA
(United States SOFR Compounded Index + 1.06%), 6.42%, 12/4/2026(a)	3,000,000	3,036,875

Citigroup, Inc.
(SOFR + 0.69%), 6.08%, 10/30/2024(a)	3,500,000	3,504,532
(SOFR + 0.67%), 6.06%, 5/1/2025(a)	900,000	900,013
(SOFR + 1.37%), 6.74%, 5/24/2025(a)	1,300,000	1,300,858
(SOFR + 0.69%), 6.02%, 1/25/2026(a)	2,400,000	2,404,413

Commonwealth Bank of Australia
(SOFR + 0.74%), 6.10%, 3/14/2025(a) (b)	5,000,000	5,021,045
(SOFR + 0.40%), 5.74%, 7/7/2025(a) (b)	1,800,000	1,801,526
(SOFR + 0.52%), 5.88%, 6/15/2026(a) (b)	1,900,000	1,900,517

Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.90%), 6.24%, 10/5/2026(a)	5,000,000	5,040,969

Credit Agricole SA
3.25%, 10/4/2024(b)	3,000,000	2,967,541
(SOFR + 0.87%), 6.23%, 3/11/2027(a) (b)	6,670,000	6,693,837

Danske Bank A/S
6.47%, 1/9/2026(b) (c)	6,980,000	6,989,010

Fifth Third Bank NA
5.85%, 10/27/2025(c)	8,500,000	8,486,326

Investments	Principal Amount	Value

Banks – (continued)

HSBC Holdings plc
(SOFR + 1.43%), 6.78%, 3/10/2026(a)	$7,000,000	$7,047,106

HSBC USA, Inc.
(SOFR + 0.96%), 6.32%, 3/4/2027(a)	2,500,000	2,513,775

ING Groep NV
(United States SOFR Compounded Index + 1.01%), 6.34%, 4/1/2027(a)	5,582,000	5,605,008

JPMorgan Chase & Co.
0.77%, 8/9/2025(c)	1,000,000	985,569
(SOFR + 0.60%), 5.96%, 12/10/2025(a)	1,000,000	1,001,055
(SOFR + 0.92%), 6.29%, 2/24/2026(a)	7,000,000	7,038,150
(SOFR + 0.77%), 6.12%, 9/22/2027(a)	2,500,000	2,500,044

KeyBank NA
(United States SOFR Compounded Index + 0.32%), 5.68%, 6/14/2024(a)	7,450,000	7,445,718

Lloyds Banking Group plc
4.72%, 8/11/2026(c)	2,300,000	2,263,822

Mitsubishi UFJ Financial Group, Inc.
4.79%, 7/18/2025(c)	2,000,000	1,994,340
(SOFR + 0.94%), 6.30%, 2/20/2026(a)	5,000,000	5,013,736
(SOFR + 1.44%), 6.76%, 4/17/2026(a)	2,500,000	2,520,071

Morgan Stanley Bank NA
5.48%, 7/16/2025	3,000,000	2,998,676

National Australia Bank Ltd.
(SOFR + 0.86%), 6.22%, 6/9/2025(a) (b)	5,200,000	5,228,144
(SOFR + 0.65%), 5.98%, 1/12/2027(a) (b)	4,000,000	4,011,026

NatWest Markets plc
(SOFR + 0.53%), 5.91%, 8/12/2024(a) (b)	600,000	600,214

Nordea Bank Abp
(SOFR + 0.96%), 6.32%, 6/6/2025(a) (b)	2,000,000	2,013,860

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	387

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Royal Bank of Canada
3.97%, 7/26/2024	$5,000,000	$4,980,853
4.95%, 4/25/2025	3,000,000	2,981,458
(United States SOFR Compounded Index + 0.53%), 5.85%, 1/20/2026(a)	2,750,000	2,754,235
(United States SOFR Compounded Index + 0.57%), 5.89%, 4/27/2026(a)	2,000,000	2,000,526

Skandinaviska Enskilda Banken AB
(SOFR + 0.96%), 6.32%, 6/9/2025(a) (b)	1,000,000	1,005,091
(SOFR + 0.89%), 6.25%, 3/5/2027(a) (b)	3,000,000	3,022,510

Societe Generale SA
2.63%, 10/16/2024(b)	1,000,000	983,783

Standard Chartered plc
6.17%, 1/9/2027(b) (c)	2,100,000	2,104,867

Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	7,000,000	6,956,384
(SOFR + 0.88%), 6.20%, 1/14/2027(a)	1,480,000	1,490,838

Svenska Handelsbanken AB
(SOFR + 0.91%), 6.27%, 6/10/2025(a) (b)	7,000,000	7,035,783

Swedbank AB
(United States SOFR Compounded Index + 1.38%), 6.74%, 6/15/2026(a) (b)	5,160,000	5,237,827

Toronto-Dominion Bank (The)
4.29%, 9/13/2024	3,000,000	2,985,870
(SOFR + 0.41%), 5.75%, 1/10/2025(a)	2,777,000	2,778,547
(SOFR + 1.02%), 6.38%, 6/6/2025(a)	3,000,000	3,020,943
(SOFR + 0.48%), 5.82%, 10/10/2025(a)	6,000,000	6,011,100
(SOFR + 0.59%), 5.95%, 9/10/2026(a)	2,000,000	1,997,731

Investments	Principal Amount	Value

Banks – (continued)

Truist Financial Corp.
(SOFR + 0.40%), 5.76%, 6/9/2025(a)	$3,750,000	$3,742,369

US Bancorp
2.40%, 7/30/2024	2,913,000	2,890,192

US Bank NA
2.80%, 1/27/2025	1,250,000	1,223,646

Wells Fargo & Co.
(SOFR + 1.32%), 6.64%, 4/25/2026(a)	5,600,000	5,652,406

Wells Fargo Bank NA
5.55%, 8/1/2025	1,250,000	1,250,662
(SOFR + 0.80%), 6.19%, 8/1/2025(a)	3,125,000	3,137,334
(SOFR + 0.71%), 6.04%, 1/15/2026(a)	1,475,000	1,480,197

Westpac Banking Corp.
(SOFR + 1.00%), 6.37%, 8/26/2025(a)	5,000,000	5,042,290
(SOFR + 0.72%), 6.09%, 11/17/2025(a)	2,350,000	2,358,681
(SOFR + 0.52%), 5.89%, 6/3/2026(a)	2,568,000	2,563,533
		269,792,836

Beverages – 3.3%

Constellation Brands, Inc.
3.60%, 5/9/2024	2,656,000	2,654,602

Diageo Capital plc
2.13%, 10/24/2024	7,000,000	6,886,510

Keurig Dr Pepper, Inc.
(United States SOFR Compounded Index + 0.88%), 6.24%, 3/15/2027(a)	10,000,000	10,068,800

Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR Compounded Index + 0.56%), 5.94%, 2/16/2027(a)	12,200,000	12,206,337

PepsiCo, Inc.
(United States SOFR Compounded Index + 0.40%), 5.78%, 11/12/2024(a)	3,330,000	3,334,196

See Accompanying Notes to the Financial Statements.

388	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – (continued)
(United States SOFR Compounded Index + 0.40%), 5.78%, 2/13/2026(a)	$3,000,000	$3,005,221
		38,155,666

Biotechnology – 1.5%

AbbVie, Inc.
2.60%, 11/21/2024	8,638,000	8,500,348

Amgen, Inc.
3.63%, 5/22/2024	8,000,000	7,990,361
5.25%, 3/2/2025	1,000,000	996,100
		17,486,809

Broadline Retail – 0.9%

eBay, Inc.
3.45%, 8/1/2024	8,100,000	8,052,117
1.90%, 3/11/2025	1,700,000	1,647,305
		9,699,422

Building Products – 1.9%

Carlisle Cos., Inc.
3.50%, 12/1/2024	3,608,000	3,557,334

Carrier Global Corp.
5.80%, 11/30/2025	1,290,000	1,292,382

Johnson Controls International plc
3.62%, 7/2/2024(d)	8,526,000	8,495,740

Trane Technologies Financing Ltd.
3.55%, 11/1/2024	8,000,000	7,912,734
		21,258,190

Capital Markets – 6.5%

Bank of New York Mellon Corp. (The)
2.10%, 10/24/2024	3,000,000	2,951,971
Series J, (SOFR + 0.20%), 5.52%, 10/25/2024(a)	2,800,000	2,799,902

Blackstone Private Credit Fund
2.70%, 1/15/2025	800,000	780,344

Investments	Principal Amount	Value

Capital Markets – (continued)

Charles Schwab Corp. (The)
(United States SOFR Compounded Index + 0.52%), 5.90%, 5/13/2026(a)	$1,000,000	$998,913
(United States SOFR Compounded Index + 1.05%), 6.41%, 3/3/2027(a)	6,500,000	6,555,066

Credit Suisse AG
3.63%, 9/9/2024	1,500,000	1,488,580
7.95%, 1/9/2025	720,000	729,691
3.70%, 2/21/2025	4,000,000	3,932,036

Deutsche Bank AG
0.90%, 5/28/2024	1,100,000	1,096,312

FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	960,130

Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	1,000,000	996,437
(SOFR + 0.51%), 5.86%, 9/10/2024(a)	2,600,000	2,601,209
5.70%, 11/1/2024	3,000,000	3,000,626
3.50%, 4/1/2025	1,500,000	1,470,101

Macquarie Group Ltd.
6.21%, 11/22/2024(b)	2,700,000	2,705,357
(SOFR + 0.71%), 6.04%, 10/14/2025(a) (b)	5,000,000	4,996,440

Moody’s Corp.
3.75%, 3/24/2025	8,212,000	8,069,238

Morgan Stanley
1.16%, 10/21/2025(c)	500,000	488,547
(SOFR + 0.95%), 6.32%, 2/18/2026(a)	3,111,000	3,125,559
(SOFR + 1.02%), 6.35%, 4/13/2028(a)	4,000,000	4,022,960

Nasdaq, Inc.
5.65%, 6/28/2025	2,500,000	2,497,019

State Street Corp.
(United States SOFR Compounded Index + 0.85%), 6.23%, 8/3/2026(a)	10,000,000	10,074,922

UBS AG
0.70%, 8/9/2024(b)	200,000	197,247

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	389

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

UBS Group AG
(SOFR + 1.58%), 6.96%, 5/12/2026(a) (b)	$6,000,000	$6,050,457
6.37%, 7/15/2026(b) (c)	1,900,000	1,906,933
		74,495,997

Chemicals – 1.9%

Nutrien Ltd.
5.90%, 11/7/2024	6,965,000	6,967,467
3.00%, 4/1/2025	2,000,000	1,950,080
5.95%, 11/7/2025	1,020,000	1,024,938

Sherwin-Williams Co. (The)
4.05%, 8/8/2024	7,400,000	7,365,686

Westlake Corp.
0.88%, 8/15/2024	4,700,000	4,633,733
		21,941,904

Commercial Services & Supplies – 1.5%

Element Fleet Management Corp.
6.27%, 6/26/2026(b)	2,820,000	2,834,780

Republic Services, Inc.
2.50%, 8/15/2024	8,000,000	7,923,937

Waste Management, Inc.
3.13%, 3/1/2025	6,987,000	6,852,715
		17,611,432

Consumer Finance – 8.2%

AerCap Ireland Capital DAC
2.88%, 8/14/2024	2,000,000	1,983,361
1.65%, 10/29/2024	6,750,000	6,608,828

American Express Co.
(United States SOFR Compounded Index + 0.72%), 6.11%, 5/3/2024(a)	3,000,000	3,000,044
2.50%, 7/30/2024	2,000,000	1,984,224
(United States SOFR Compounded Index + 0.93%), 6.29%, 3/4/2025(a)	1,914,000	1,928,261
(United States SOFR Compounded Index + 1.35%), 6.67%, 10/30/2026(a)	3,500,000	3,541,247

Investments	Principal Amount	Value

Consumer Finance – (continued)

American Honda Finance Corp.
0.55%, 7/12/2024	$2,000,000	$1,980,598
0.75%, 8/9/2024	2,000,000	1,974,128
2.15%, 9/10/2024	3,764,000	3,717,843
(United States SOFR Compounded Index + 0.79%), 6.13%, 10/3/2025(a)	2,100,000	2,109,756

Capital One Financial Corp.
3.20%, 2/5/2025	4,000,000	3,921,612
(SOFR + 1.35%), 6.73%, 5/9/2025(a)	2,000,000	2,000,246

Caterpillar Financial Services Corp.
(SOFR + 0.52%), 5.88%, 6/13/2025(a)	5,000,000	5,017,980
(SOFR + 0.46%), 5.83%, 2/27/2026(a)	10,000,000	10,024,493

Ford Motor Credit Co. LLC
4.06%, 11/1/2024	2,019,000	1,999,001
(SOFR + 2.95%), 8.31%, 3/6/2026(a)	3,300,000	3,409,211

General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,500,000	1,469,173
3.50%, 11/7/2024	2,600,000	2,569,100
(United States SOFR Compounded Index + 1.30%), 6.64%, 4/7/2025(a)	1,906,000	1,922,735
(United States SOFR Compounded Index + 1.35%), 6.73%, 5/8/2027(a)	1,000,000	1,008,280

John Deere Capital Corp.
(SOFR + 0.20%), 5.52%, 10/11/2024(a)	2,500,000	2,500,550
(SOFR + 0.56%), 5.91%, 3/7/2025(a)	1,720,000	1,725,329
(SOFR + 0.44%), 5.79%, 3/6/2026(a)	10,000,000	10,027,657
(United States SOFR Compounded Index + 0.79%), 6.14%, 6/8/2026(a)	1,300,000	1,311,972

Synchrony Financial
4.88%, 6/13/2025	1,493,000	1,468,132

See Accompanying Notes to the Financial Statements.

390	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

Toyota Motor Credit Corp.
Series B, (SOFR + 0.29%), 5.65%, 9/13/2024(a)	$3,000,000	$2,999,941
(SOFR + 0.32%), 5.65%, 1/13/2025(a)	7,000,000	7,003,256
(SOFR + 0.65%), 6.01%, 9/11/2025(a)	5,000,000	5,021,333
		94,228,291

Consumer Staples Distribution & Retail – 1.4%

Dollar General Corp.
4.25%, 9/20/2024	8,199,000	8,147,878

Dollar Tree, Inc.
4.00%, 5/15/2025	8,000,000	7,856,294
		16,004,172

Containers & Packaging – 0.7%

Avery Dennison Corp.
0.85%, 8/15/2024	8,190,000	8,069,918

Diversified Telecommunication Services – 0.7%

AT&T, Inc.
(CME Term SOFR 3 Month + 1.44%), 6.76%, 6/12/2024(a)	3,550,000	3,553,976

Verizon Communications, Inc.
3.38%, 2/15/2025	1,351,000	1,327,057
(United States SOFR Compounded Index + 0.79%), 6.14%, 3/20/2026(a)	2,790,000	2,810,116
		7,691,149

Electric Utilities – 1.6%

Eversource Energy
4.20%, 6/27/2024	6,924,000	6,906,085

Mississippi Power Co.
Series A, (SOFR + 0.30%), 5.65%, 6/28/2024(a)	950,000	950,028

NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	3,000,000	2,993,192
6.05%, 3/1/2025	2,950,000	2,955,841

Investments	Principal Amount	Value

Electric Utilities – (continued)
(United States SOFR Compounded Index + 0.76%), 6.08%, 1/29/2026(a)	$4,000,000	$4,009,777
		17,814,923

Electronic Equipment, Instruments & Components – 0.1%

Tyco Electronics Group SA
3.45%, 8/1/2024	1,347,000	1,339,044

Entertainment – 2.1%

Netflix, Inc.
5.88%, 2/15/2025	2,552,000	2,560,924
3.63%, 6/15/2025(b)	5,000,000	4,889,488

Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	7,380,000	7,230,243

Walt Disney Co. (The)
3.35%, 3/24/2025	9,000,000	8,827,851
		23,508,506

Financial Services – 1.7%

Corebridge Financial, Inc.
3.50%, 4/4/2025	2,300,000	2,251,664

Fiserv, Inc.
2.75%, 7/1/2024	2,649,000	2,635,029

Global Payments, Inc.
1.50%, 11/15/2024	240,000	234,589

JPMorgan Chase Bank NA
(SOFR + 0.62%), 5.94%, 4/29/2026(a)	6,500,000	6,516,021
(SOFR + 1.00%), 6.36%, 12/8/2026(a)	2,000,000	2,025,253

NTT Finance Corp.
4.14%, 7/26/2024(b)	5,050,000	5,030,818

PayPal Holdings, Inc.
2.40%, 10/1/2024	1,080,000	1,065,568
		19,758,942

Food Products – 2.6%

Campbell Soup Co.
5.30%, 3/20/2026	960,000	955,880

General Mills, Inc.
4.00%, 4/17/2025	4,000,000	3,937,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	391

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – (continued)

Hormel Foods Corp.
0.65%, 6/3/2024	$4,620,000	$4,600,153

J M Smucker Co. (The)
3.50%, 3/15/2025	6,400,000	6,281,513

McCormick & Co., Inc.
3.15%, 8/15/2024	5,000,000	4,960,741
0.90%, 2/15/2026	620,000	571,810

Tyson Foods, Inc.
3.95%, 8/15/2024	8,250,000	8,204,994
		29,512,588

Ground Transportation – 1.6%

Canadian Pacific Railway Co.
1.35%, 12/2/2024	7,410,000	7,226,621
2.90%, 2/1/2025	2,600,000	2,544,183

CSX Corp.
3.40%, 8/1/2024	6,628,000	6,591,771

Ryder System, Inc.
2.50%, 9/1/2024	2,165,000	2,140,259
		18,502,834

Health Care Equipment & Supplies – 2.7%

Baxter International, Inc.
1.32%, 11/29/2024	8,000,000	7,795,315
(United States SOFR Compounded Index + 0.44%), 5.81%, 11/29/2024(a)	1,435,000	1,434,585

Becton Dickinson & Co.
3.36%, 6/6/2024	6,800,000	6,783,507

GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	7,000,000	6,988,946

Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	8,350,000	8,152,893
		31,155,246

Health Care Providers & Services – 2.5%

Aetna, Inc.
3.50%, 11/15/2024	830,000	819,905

Elevance Health, Inc.
3.50%, 8/15/2024	5,100,000	5,066,649
3.35%, 12/1/2024	2,485,000	2,452,151

Humana, Inc.
3.85%, 10/1/2024	5,000,000	4,958,669

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

Laboratory Corp. of America Holdings
3.25%, 9/1/2024	$5,000,000	$4,955,422
3.60%, 2/1/2025	1,700,000	1,670,540

McKesson Corp.
0.90%, 12/3/2025	7,439,000	6,914,862

UnitedHealth Group, Inc.
0.55%, 5/15/2024	1,580,000	1,577,137
		28,415,335

Household Durables – 1.0%

DR Horton, Inc.
2.50%, 10/15/2024	9,200,000	9,072,006

Whirlpool Corp.
3.70%, 5/1/2025	2,500,000	2,452,507
		11,524,513

Insurance – 1.0%

Aon Global Ltd.
3.50%, 6/14/2024	9,000,000	8,977,487

New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 5.66%, 1/14/2025(a)(b)	2,000,000	2,000,868

Security Benefit Global Funding
1.25%, 5/17/2024(b)	650,000	648,708
		11,627,063

IT Services – 0.0%(e)

International Business Machines Corp.
3.00%, 5/15/2024	500,000	499,499

Life Sciences Tools & Services – 0.9%

Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	10,090,000	9,891,396

Machinery – 2.0%

AGCO Corp.
5.45%, 3/21/2027	1,150,000	1,146,042

CNH Industrial Capital LLC
3.95%, 5/23/2025	1,290,000	1,263,862

Daimler Truck Finance North America LLC
5.20%, 1/17/2025(b)	4,265,000	4,246,397

See Accompanying Notes to the Financial Statements.

392	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Otis Worldwide Corp.
2.06%, 4/5/2025	$7,150,000	$6,913,474

Parker-Hannifin Corp.
3.65%, 6/15/2024	7,600,000	7,576,068

Stanley Black & Decker, Inc.
6.27%, 3/6/2026	2,020,000	2,020,066
		23,165,909

Media – 0.5%

Fox Corp.
3.05%, 4/7/2025	6,000,000	5,852,994

Metals & Mining – 0.4%

Steel Dynamics, Inc.
2.80%, 12/15/2024	4,800,000	4,711,684

Multi-Utilities – 0.5%

Black Hills Corp.
1.04%, 8/23/2024	960,000	945,378

CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 6.03%, 5/13/2024(a)	380,000	380,043

DTE Energy Co.
4.22%, 11/1/2024(d)	4,700,000	4,658,643
		5,984,064

Oil, Gas & Consumable Fuels – 3.1%

Boardwalk Pipelines LP
4.95%, 12/15/2024	3,800,000	3,777,327

Enterprise Products Operating LLC
5.05%, 1/10/2026	720,000	716,034

Kinder Morgan Energy Partners LP
4.25%, 9/1/2024	6,870,000	6,829,685

Phillips 66 Co.
2.45%, 12/15/2024	1,109,000	1,086,184
3.61%, 2/15/2025	8,820,000	8,674,955

Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	5,070,000	5,054,562

TransCanada PipeLines Ltd.
1.00%, 10/12/2024	9,010,000	8,819,446
		34,958,193

Investments	Principal Amount	Value

Paper & Forest Products – 0.2%

Georgia-Pacific LLC
0.63%, 5/15/2024(b)	$2,200,000	$2,195,876

Personal Care Products – 0.3%

Kenvue, Inc.
5.50%, 3/22/2025	3,305,000	3,305,249

Pharmaceuticals – 0.9%

Bristol-Myers Squibb Co.
(SOFR + 0.49%), 5.86%, 2/20/2026(a)	3,182,000	3,193,259

Roche Holdings, Inc.
(SOFR + 0.74%), 6.12%, 11/13/2026(a) (b)	6,880,000	6,924,005
		10,117,264

Retail REITs – 0.5%

Kimco Realty OP LLC
REIT, 3.30%, 2/1/2025	6,000,000	5,888,877

Semiconductors & Semiconductor Equipment – 0.7%

Analog Devices, Inc.
(United States SOFR Compounded Index + 0.25%), 5.58%, 10/1/2024(a)	610,000	609,986
2.95%, 4/1/2025	2,000,000	1,954,188

KLA Corp.
4.65%, 11/1/2024	3,579,000	3,560,657

Microchip Technology, Inc.
0.98%, 9/1/2024	1,870,000	1,840,337
		7,965,168

Software – 2.1%

Adobe, Inc.
1.90%, 2/1/2025	2,900,000	2,824,850

Autodesk, Inc.
4.38%, 6/15/2025	2,000,000	1,975,437

Intuit, Inc.
0.95%, 7/15/2025	905,000	856,910
5.25%, 9/15/2026	4,950,000	4,960,052

Oracle Corp.
2.95%, 11/15/2024	9,031,000	8,897,165

Roper Technologies, Inc.
2.35%, 9/15/2024	5,000,000	4,937,125
		24,451,539

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	393

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialized REITs – 0.8%

Public Storage Operating Co.
REIT, (United States SOFR Compounded Index + 0.60%), 5.92%, 7/25/2025(a)	$4,296,000	$4,311,724
REIT, (United States SOFR Compounded Index + 0.70%), 6.03%, 4/16/2027(a)	4,180,000	4,194,484
		8,506,208

Specialty Retail – 1.0%

Home Depot, Inc. (The)
5.13%, 4/30/2025	1,960,000	1,957,015

Lowe’s Cos., Inc.
4.00%, 4/15/2025	4,085,000	4,024,166

Ross Stores, Inc.
4.60%, 4/15/2025	5,011,000	4,960,300
		10,941,481

Technology Hardware, Storage & Peripherals – 0.5%

Hewlett Packard Enterprise Co.
5.90%, 10/1/2024	6,200,000	6,201,788

Textiles, Apparel & Luxury Goods – 0.4%

VF Corp.
2.40%, 4/23/2025	5,000,000	4,822,996

Trading Companies & Distributors – 1.7%

Air Lease Corp.
0.80%, 8/18/2024	1,980,000	1,950,291
4.25%, 9/15/2024	5,000,000	4,968,201
2.30%, 2/1/2025	3,000,000	2,915,422

WW Grainger, Inc.
1.85%, 2/15/2025	9,490,000	9,217,748
		19,051,662

Wireless Telecommunication Services – 1.0%

Sprint LLC
7.13%, 6/15/2024	4,000,000	4,002,228

T-Mobile USA, Inc.
3.50%, 4/15/2025	7,000,000	6,853,753
		10,855,981
Total Corporate Bonds (Cost $1,052,808,872)		1,053,663,290

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 3.9%

BMW Vehicle Lease Trust
Series 2023-1, Class A2, 5.27%, 2/25/2025	$55,243	$55,234
Series 2023-2, Class A2, 5.95%, 8/25/2025	805,731	806,405

Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%, 11/15/2026	2,900,000	2,828,885
Series 2022-A3, Class A, 4.95%, 10/15/2027	1,882,000	1,866,867

Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	42,805	42,772

CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 9/15/2026	1,517,630	1,472,195

Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 9/15/2028	1,900,000	1,887,424

Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%, 9/22/2028(b)	1,076,333	1,076,325

Ford Credit Auto Lease Trust
Series 2022-A, Class A3, 3.23%, 5/15/2025	65,457	65,400

Ford Credit Auto Owner Trust
Series 2022-D, Class A2A, 5.37%, 8/15/2025	170,782	170,757
Series 2023-A, Class A2A, 5.14%, 3/15/2026	282,575	282,158
Series 2023-B, Class A2A, 5.57%, 6/15/2026	936,509	936,151

GM Financial Automobile Leasing Trust
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,845,008	1,840,489
Series 2024-1, Class A3, 5.09%, 3/22/2027	1,018,000	1,010,779

GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A2A, 3.50%, 9/16/2025	137,402	137,241
Series 2023-1, Class A2A, 5.19%, 3/16/2026	347,442	347,012

See Accompanying Notes to the Financial Statements.

394	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)
Series 2021-2, Class A3, 0.51%, 4/16/2026	$385,358	$379,056
Series 2021-3, Class A3, 0.48%, 6/16/2026	571,355	559,002
Series 2023-3, Class A2A, 5.74%, 9/16/2026	305,713	305,648
Series 2022-1, Class A3, 1.26%, 11/16/2026	1,396,719	1,364,511
Series 2022-3, Class A3, 3.64%, 4/16/2027	323,000	317,601

Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 3/18/2025	39,727	39,694
Series 2023-3, Class A2, 5.71%, 3/18/2026	3,109,125	3,110,839
Series 2023-4, Class A2, 5.87%, 6/22/2026	3,000,000	3,005,740
Series 2024-1, Class A2, 5.36%, 9/15/2026	2,000,000	1,996,764

Hyundai Auto Receivables Trust
Series 2021-A, Class A3, 0.38%, 9/15/2025	317,446	315,565

John Deere Owner Trust
Series 2024-A, Class A1, 5.52%, 3/17/2025	778,103	778,073

Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	242,396	242,331
Series 2023-1, Class A2, 5.09%, 1/15/2026	190,455	190,298
Series 2021-1, Class A3, 0.46%, 6/15/2026	1,168,657	1,142,115
Series 2023-2, Class A2, 5.92%, 11/16/2026	2,000,000	2,003,008

Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 8/15/2025	678,791	677,925

Santander Drive Auto Receivables Trust
Series 2023-1, Class A2, 5.36%, 5/15/2026	110,321	110,306

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)
Series 2023-3, Class A2, 6.08%, 8/17/2026	$591,657	$592,362
Series 2023-6, Class A2, 6.08%, 5/17/2027	1,558,501	1,561,069
Series 2024-2, Class A2, 5.80%, 9/15/2027	1,500,000	1,499,037

Toyota Auto Receivables Owner Trust
Series 2020-D, Class A4, 0.47%, 1/15/2026	589,490	581,300
Series 2022-D, Class A2A, 5.27%, 1/15/2026	445,506	445,148
Series 2023-C, Class A2A, 5.60%, 8/17/2026	1,098,784	1,098,786

Verizon Master Trust
Series 2021-1, Class A, 0.50%, 5/20/2027	3,000,000	2,991,939

Volkswagen Auto Lease Trust
Series 2023-A, Class A2A, 5.87%, 1/20/2026	1,821,310	1,822,931

World Omni Auto Receivables Trust
Series 2022-C, Class A2, 3.73%, 3/16/2026	456,278	454,992
Series 2021-B, Class A3, 0.42%, 6/15/2026	648,795	636,107
Series 2023-D, Class A2A, 5.91%, 2/16/2027	1,700,000	1,703,202
Total Asset-Backed Securities (Cost $44,521,061)		44,751,443

MUNICIPAL BONDS – 0.1%

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	495,837

New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	989,780
		1,485,617
Total Municipal Bonds (Cost $1,500,000)		1,485,617

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	395

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

SHORT-TERM INVESTMENTS – 3.1%(f)

U.S. TREASURY OBLIGATIONS – 3.1%

U.S. Treasury Bills
5.30%, 5/21/2024	$10,000,000	$9,970,722
5.24%, 6/4/2024	10,000,000	9,950,157
5.31%, 7/18/2024	15,000,000	14,829,375
Total U.S. Treasury Obligations (Cost $34,751,739)		34,750,254
Total Investments – 99.2% (Cost $1,133,581,672)		1,134,650,604
Other assets less liabilities – 0.8%		9,064,010
NET ASSETS – 100.0%		$1,143,714,614

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2024.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2024, the value of these securities amounted to approximately $151,720,767 or 13.27% of net assets.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2024.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown was the current yield as of April 30, 2024.

Percentages shown are based on Net Assets.

Abbreviations

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,307,060
Aggregate gross unrealized depreciation	(1,238,128)
Net unrealized appreciation	$1,068,932
Federal income tax cost	$1,133,581,672

FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2024:

Australia	3.7%
Canada	8.3
Denmark	0.6
Finland	0.2
France	1.2
Germany	3.0
Ireland	0.7
Japan	2.0
Netherlands	0.9
New Zealand	0.5
South Korea	0.1
Spain	0.9
Sweden	1.4
Switzerland	1.2
United Kingdom	2.5
United States	72.0
Other[1]	0.8
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

396	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	92.1%
Asset-Backed Securities	3.9
Municipal Bonds	0.1
Short-Term Investments	3.1
Others(1)	0.8
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	397

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2024 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 99.9%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	261,607	$12,274,025

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	19,869	823,968

FlexShares® Disciplined Duration MBS Index Fund(a)	1,059,870	21,155,005

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	148,803	3,498,358

FlexShares® Ultra-Short Income Fund(a)	124,087	9,360,006

iShares 10+ Year Investment Grade Corporate Bond ETF(b)	964	47,043

iShares 1-3 Year Treasury Bond ETF	18,584	1,508,092

iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	280,578	14,250,557

iShares 20+ Year Treasury Bond ETF	241,935	21,343,506

iShares 3-7 Year Treasury Bond ETF	178,211	20,226,948

iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	121,390	6,098,634

iShares 7-10 Year Treasury Bond ETF	184,072	16,829,702

iShares MBS ETF	455,318	40,769,174
Total Exchange Traded Funds (Cost $176,544,389)		168,185,018
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 0.2%(c)

REPURCHASE AGREEMENTS – 0.2%

CF Secured LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $388,707, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.75%, maturing 5/15/2024 – 2/15/2054; total market value $393,463 (Cost $388,650)	$388,650	388,650

Investments	Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%(d)(f)

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 5.28%, 10/3/2024 (Cost $68,449)	$70,000	$68,438
Total Investments – 100.2% (Cost $177,001,488)		168,642,106

Liabilities in excess of other assets – (0.2%)		(258,201)
NET ASSETS – 100.0%		$168,383,905

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

(b)

The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 was $423,360, collateralized in the form of cash with a value of $388,650 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $45,193 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.52%, and maturity dates ranging from May 30, 2024 – August 15, 2053; a total value of $433,843.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2024. The total value of securities purchased was $388,650.

(d)	The rate shown was the current yield as of April 30, 2024.

(f)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

As of April 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,090
Aggregate gross unrealized depreciation	(11,383,525)
Net unrealized depreciation	$(11,234,435)
Federal income tax cost	$179,775,542

See Accompanying Notes to the Financial Statements.

398	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

For the period ended April 30, 2024, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares April 30, 2024	Value April 30, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Credit-Scored US Corporate Bond Index Fund	$13,290,121	$156,759	$1,603,869	261,607	$12,274,025	$426,380	$313,686	$4,634
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	847,983	10,614	108,876	19,869	823,968	74,957	24,200	(710)
FlexShares® Disciplined Duration MBS Index Fund	23,209,155	271,519	2,790,232	1,059,870	21,155,005	363,303	421,075	101,260
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	3,854,121	44,605	455,952	148,803	3,498,358	57,690	53,298	(2,106)
FlexShares® Ultra-Short Income Fund	5,969,915	4,249,576	886,789	124,087	9,360,006	17,123	200,588	10,181
	$47,171,295	$4,733,073	$5,845,718	1,614,236	$47,111,362	$939,453	$1,012,847	$113,259

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of April 30, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
U.S. Treasury 2 Year Note	51	06/28/2024	USD	$10,335,469	$(100,999)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Exchange Traded Funds	99.9%
Securities Lending Reinvestments	0.2
Short-Term Investments	0.1
Others(1)	(0.2)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	399

Notes to the Financial Statements April 30, 2024 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-nine operational exchange-traded funds as of April 30, 2024 (each a “Fund” and collectively, the “Funds”).

FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund are non-diversified series of the Trust, pursuant to the 1940 Act. Each of the other Funds are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares® Ultra-Short Income Fund and the FlexShares® Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, and the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares® Morningstar

US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares® Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, and FlexShares® STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares® Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

The FlexShares® Real Assets Allocation Index Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other FlexShares® ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual companies. The FlexShares® Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through ETFs and other registered investment companies. The investment performance of each of the FlexShares® Real Assets Allocation Index Fund and FlexShares® Core Select Bond Fund is directly related to the performance of the underlying funds in which it invests (“Underlying Fund”).

The FlexShares® Ultra-Short Income Fund and the FlexShares® Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares® Ultra-Short Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares® Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares® Ultra-Short Income Fund and the FlexShares® Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

400	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, when market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, NTI values Fund securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. Additionally, NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by NTI on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on

FLEXSHARES SEMIANNUAL REPORT	401

Notes to the Financial Statements (cont.)

the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as

Investment Adviser. Any use of a different rate from the rates used by an Underlying Index’s index provider may adversely affect an Index Fund’s ability to track its Underlying Index. An Underlying Index’s index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

402	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2024 for each Fund based upon the three levels defined above. The value of level 3 securities compared to the total Fund net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$153,357,718	$—	$—	$153,357,718
Securities Lending Reinvestments
Repurchase Agreements	—	1,162,321	—	1,162,321

Short-Term Investments	—	29,331	—	29,331

Total Investments	$153,357,718	$1,191,652	$—	$154,549,370

Other Financial Instruments
Assets
Futures Contracts	$429	$—	$—	$429
Liabilities

Futures Contracts	(12,197)	—	—	(12,197)

Total Other Financial Instruments	$(11,768)	$—	$—	$(11,768)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$45,733,516	$—	$—	$45,733,516
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	590,125	—	590,125

Total Investments	$45,733,516	$590,125	$—	$46,323,641

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$23,517	—	$23,517
Liabilities
Futures Contracts	(31,044)	—	—	(31,044)

Forward Foreign Currency Contracts	—	(1,969)	—	(1,969)

Total Other Financial Instruments	$(31,044)	$21,548	$—	$(9,496)

FLEXSHARES SEMIANNUAL REPORT	403

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments

Common Stocks*	$11,991,311	$—	$—	$11,991,311

Total Investments	$11,991,311	$—	$—	$11,991,311

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$277	—	$277
Liabilities
Futures Contracts	(620)	—	—	(620)

Forward Foreign Currency Contracts	—	(7)	—	(7)

Total Other Financial Instruments	$(620)	$270	$—	$(350)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,525,759,752	$—	$—	$1,525,759,752
Rights	—	—	—	—
Warrants	188,984	—	—	188,984
Securities Lending Reinvestments
Certificates of Deposit	—	40,006,728	—	40,006,728
Commercial Paper	—	4,000,000	—	4,000,000

Repurchase Agreements	—	123,840,177	—	123,840,177

Total Investments	$1,525,948,736	$167,846,905	$—	$1,693,795,641

Other Financial Instruments
Liabilities

Futures Contracts	$(310,509)	$—	$—	$(310,509)

Total Other Financial Instruments	$(310,509)	$—	$—	$(310,509)

404	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$85,617	$—	$—	$85,617
Common Stocks
Distributors	624,400	38,223	—	662,623
Metals & Mining	24,280,002	—	10,092	24,290,094
Other*	482,360,717	—	—	482,360,717
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	11,519,442	—	11,519,442

Total Investments	$507,350,736	$11,557,665	$10,092	$518,918,493

Other Financial Instruments
Assets
Futures Contracts	$124,570	$—	$—	$124,570
Liabilities
Futures Contracts	(110,672)	—	—	(110,672)

Forward Foreign Currency Contracts	—	(36,460)	—	(36,460)

Total Other Financial Instruments	$13,898	$(36,460)	$—	$(22,562)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Air Freight & Logistics	$792,536	$20,809	$—	$813,345
Commercial Services & Supplies	410,877	—	30,681	441,558
Construction & Engineering	4,104,616	—	1,084	4,105,700
Construction Materials	3,794,042	175,194	—	3,969,236
Consumer Staples Distribution & Retail	2,909,114	331	—	2,909,445
Diversified Telecommunication Services	2,404,976	259,659	—	2,664,635
Food Products	5,939,782	15,736	—	5,955,518
Health Care Providers & Services	2,489,558	—	7,744	2,497,302
Hotels, Restaurants & Leisure	4,513,426	1,943	—	4,515,369
Industrial REITs	1,690,221	164,895	—	1,855,116
Paper & Forest Products	1,498,937	17,964	—	1,516,901
Real Estate Management & Development	9,602,012	—	24,135	9,626,147
Retail REITs	944,767	12,376	—	957,143
Other*	219,831,957	—	—	219,831,957
Corporate Bonds*	—	1,218	—	1,218
Rights	581	—	—	581
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	1,688,860	—	1,688,860

Total Investments	$260,927,402	$2,358,985	$63,644	$263,350,031

Other Financial Instruments
Assets
Futures Contracts	$1,463	$—	$—	$1,463
Forward Foreign Currency Contracts	—	29,791	—	29,791
Liabilities

Forward Foreign Currency Contracts	—	(4,460)	—	(4,460)

Total Other Financial Instruments	$1,463	$25,331	$—	$26,794

FLEXSHARES SEMIANNUAL REPORT	405

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$192,155,555	$—	$—	$192,155,555
Securities Lending Reinvestments

Repurchase Agreements	—	674,343	—	674,343

Total Investments	$192,155,555	$674,343	$—	$192,829,898

Other Financial Instruments
Liabilities

Futures Contracts	$(33,138)	$—	$—	$(33,138)

Total Other Financial Instruments	$(33,138)	$—	$—	$(33,138)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® STOXX® US ESG Select Index Fund
Investments

Common Stocks*	$190,473,723	$—	$—	$190,473,723

Total Investments	$190,473,723	$—	$—	$190,473,723

Other Financial Instruments
Liabilities

Futures Contracts	$(66,016)	$—	$—	$(66,016)

Total Other Financial Instruments	$(66,016)	$—	$—	$(66,016)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks*	$169,685,177	$—	$—	$169,685,177
Securities Lending Reinvestments

Repurchase Agreements	—	490,153	—	490,153

Total Investments	$169,685,177	$490,153	$—	$170,175,330

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$11,469	$—	$11,469
Liabilities

Futures Contracts	(48,502)	—	—	(48,502)

Total Other Financial Instruments	$(48,502)	$11,469	$—	$(37,033)

406	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$43,246,962	$—	$—	$43,246,962

Short-Term Investments	—	24,442	—	24,442

Total Investments	$43,246,962	$24,442	$—	$43,271,404

Other Financial Instruments
Liabilities

Futures Contracts	$(13,140)	$—	$—	$(13,140)

Total Other Financial Instruments	$(13,140)	$—	$—	$(13,140)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks*	$47,702,547	$—	$—	$47,702,547
Securities Lending Reinvestments

Repurchase Agreements	—	850,843	—	850,843

Total Investments	$47,702,547	$850,843	$—	$48,553,390

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$15,618	$—	$15,618
Liabilities
Futures Contracts	(28,877)	—	—	(28,877)

Forward Foreign Currency Contracts	—	(2,146)	—	(2,146)

Total Other Financial Instruments	$(28,877)	$13,472	$—	$(15,405)

FLEXSHARES SEMIANNUAL REPORT	407

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks
Paper & Forest Products	$204,599,209	$776,981	$—	$205,376,190
Other*	6,335,603,121	—	—	6,335,603,121
Securities Lending Reinvestments
Certificates of Deposit	—	44,008,121	—	44,008,121
Commercial Paper	—	3,000,000	—	3,000,000
Investment Companies	—	1,000,000	—	1,000,000

Repurchase Agreements	—	183,841,631	—	183,841,631

Total Investments	$6,540,202,330	$232,626,733	$—	$6,772,829,063

Other Financial Instruments
Assets
Futures Contracts	$414,180	$—	$—	$414,180
Forward Foreign Currency Contracts	—	273,401	—	273,401
Liabilities
Futures Contracts	(443,438)	—	—	(443,438)

Forward Foreign Currency Contracts	—	(375,580)	—	(375,580)

Total Other Financial Instruments	$(29,258)	$(102,179)	$—	$(131,437)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,166,440,190	$—	$—	$2,166,440,190
Securities Lending Reinvestments

Repurchase Agreements	—	33,094,387	—	33,094,387

Total Investments	$2,166,440,190	$33,094,387	$—	$2,199,534,577

Other Financial Instruments
Assets
Futures Contracts	$199,698	$—	$—	$199,698
Forward Foreign Currency Contracts	—	42,749	—	42,749
Liabilities

Futures Contracts	(145,474)	—	—	(145,474)

Total Other Financial Instruments	$54,224	$42,749	$—	$96,973

408	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$298,318,626	$—	$—	$298,318,626
Securities Lending Reinvestments

Repurchase Agreements	—	7,355,984	—	7,355,984

Total Investments	$298,318,626	$7,355,984	$—	$305,674,610

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$2,125	$—	$2,125
Liabilities
Futures Contracts	(210,939)	—	—	(210,939)

Forward Foreign Currency Contracts	—	(5,270)	—	(5,270)

Total Other Financial Instruments	$(210,939)	$(3,145)	$—	$(214,084)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$8,281,474	$—	$—	$8,281,474

Total Investments	$8,281,474	$—	$—	$8,281,474

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,649,741,316	$—	$—	$1,649,741,316
Securities Lending Reinvestments
Certificates of Deposit	—	14,002,917	—	14,002,917
Commercial Paper	—	3,000,000	—	3,000,000
Investment Companies	—	2,000,000	—	2,000,000

Repurchase Agreements	—	77,668,118	—	77,668,118

Total Investments	$1,649,741,316	$96,671,035	$—	$1,746,412,351

Other Financial Instruments
Liabilities

Futures Contracts	$(138,266)	$—	$—	$(138,266)

Total Other Financial Instruments	$(138,266)	$—	$—	$(138,266)

FLEXSHARES SEMIANNUAL REPORT	409

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$345,873,435	$—	$—	$345,873,435
Securities Lending Reinvestments

Repurchase Agreements	—	18,491,349	—	18,491,349

Total Investments	$345,873,435	$18,491,349	$—	$364,364,784

Other Financial Instruments
Liabilities

Futures Contracts	$(52,517)	$—	$—	$(52,517)

Total Other Financial Instruments	$(52,517)	$—	$—	$(52,517)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$547,494,660	$—	$—	$547,494,660
Securities Lending Reinvestments

Repurchase Agreements	—	20,997,114	—	20,997,114

Total Investments	$547,494,660	$20,997,114	$—	$568,491,774

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$225,474	$—	$225,474
Liabilities
Futures Contracts	(278,487)	—	—	(278,487)

Forward Foreign Currency Contracts	—	(19,973)	—	(19,973)

Total Other Financial Instruments	$(278,487)	$205,501	$—	$(72,986)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$22,777,608	$—	$—	$22,777,608
Securities Lending Reinvestments

Repurchase Agreements	—	1,049,261	—	1,049,261

Total Investments	$22,777,608	$1,049,261	$—	$23,826,869

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$10,002	$—	$10,002
Liabilities

Futures Contracts	(19,005)	—	—	(19,005)

Total Other Financial Instruments	$(19,005)	$10,002	$—	$(9,003)

410	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$70,023,439	$—	$—	$70,023,439
Securities Lending Reinvestments

Repurchase Agreements	—	2,313,825	—	2,313,825

Total Investments	$70,023,439	$2,313,825	$—	$72,337,264
Other Financial Instruments
Assets
Futures Contracts	$555	$—	$—	$555
Forward Foreign Currency Contracts	—	16,332	—	16,332
Liabilities
Futures Contracts	(33,733)	—	—	(33,733)

Forward Foreign Currency Contracts	—	(1,078)	—	(1,078)

Total Other Financial Instruments	$(33,178)	$15,254	$—	$(17,924)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$1,776,699,607	$—	$1,776,699,607

Total Investments	$—	$1,776,699,607	$—	$1,776,699,607

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$779,829,556	$—	$779,829,556

Total Investments	$—	$779,829,556	$—	$779,829,556

FLEXSHARES SEMIANNUAL REPORT	411

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$78,362,350	$—	$78,362,350

Total Investments	$—	$78,362,350	$—	$78,362,350

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$365,292,924	$—	$365,292,924
Securities Lending Reinvestments

Repurchase Agreements	—	5,608,828	—	5,608,828

Total Investments	$—	$370,901,752	$—	$370,901,752

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$30,449,187	$—	$30,449,187

Total Investments	$—	$30,449,187	$—	$30,449,187

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$1,339,030,266	$—	$1,339,030,266
Securities Lending Reinvestments

Repurchase Agreements	—	23,282,459	—	23,282,459

Total Investments	$—	$1,362,312,725	$—	$1,362,312,725

412	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments

Corporate Bonds*	$—	$38,589,517	$—	$38,589,517

Total Investments	$—	$38,589,517	$—	$38,589,517

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities	$—	$44,751,443	$—	$44,751,443
Corporate Bonds*	—	1,053,663,290	—	1,053,663,290
Municipal Bonds	—	1,485,617	—	1,485,617

Short-Term Investments	—	34,750,254	—	34,750,254

Total Investments	$—	$1,134,650,604	$—	$1,134,650,604

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$168,185,018	$—	$—	$168,185,018
Securities Lending Reinvestments
Repurchase Agreements	—	388,650	—	388,650

Short-Term Investments	—	68,438	—	68,438

Total Investments	$168,185,018	$457,088	$—	$168,642,106

Other Financial Instruments
Liabilities

Futures Contracts	$(100,999)	$—	$—	$(100,999)

Total Other Financial Instruments	$(100,999)	$—	$—	$(100,999)

*	See Schedules of Investments for segregation by industry type.

Foreign Securities

The FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, Flex-

Shares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund (through its

FLEXSHARES SEMIANNUAL REPORT	413

Notes to the Financial Statements (cont.)

investment in its Underlying Funds), FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares® Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares® Ultra-Short Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares® Emerging Markets Quality Low Volatility Fund, and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, and the FlexShares® International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares® Ultra-Short Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign

414	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”).

TIPS have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, trans-

portation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares® Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares® Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares® Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares® Disciplined Duration MBS Index Fund, the FlexShares® Ultra-Short Income Fund and the FlexShares® Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future

FLEXSHARES SEMIANNUAL REPORT	415

Notes to the Financial Statements (cont.)

purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JPMorgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2024, none of the Funds presented in these financial statements had repurchase agreements outstanding except as discussed below.

As of April 30, 2024, the FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, and the FlexShares® Core Select Bond Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

416	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

FLEXSHARES SEMIANNUAL REPORT	417

Notes to the Financial Statements (cont.)

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of cash, were as follows:

Fund

FlexShares® US Quality Low Volatility Index Fund	$1,162,321

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	590,125

FlexShares® Morningstar US Market Factor Tilt Index Fund	167,840,880

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	11,519,442

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,688,860

FlexShares® US Quality Large Cap Index Fund	674,343

FlexShares® STOXX® Global ESG Select Index Fund	490,153

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	850,843

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	231,842,335

FlexShares® STOXX® Global Broad Infrastructure Index Fund	33,094,387

FlexShares® Global Quality Real Estate Index Fund	7,355,984

FlexShares® Quality Dividend Index Fund	96,668,470

FlexShares® Quality Dividend Defensive Index Fund	18,491,349

FlexShares® International Quality Dividend Index Fund	20,997,114

FlexShares® International Quality Dividend Defensive Index Fund	1,049,261

FlexShares® International Quality Dividend Dynamic Index Fund	2,313,825

FlexShares® Credit-Scored US Corporate Bond Index Fund	5,608,828

FlexShares® High Yield Value-Scored Bond Index Fund	23,282,459

FlexShares® Core Select Bond Fund	388,650

As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

The cash collateral received from securities loaned as disclosed in the Statements of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedules of Investments and such borrowings have maturities that are overnight and continuous.

Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) from Expiration or closing of futures contracts”.

418	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares® Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. As of April 30, 2024, the FlexShares® Core Select Bond Fund did not hold swaps.

As of April 30, 2024, the FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® Core Select Bond Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired;

losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Underlying Index’s index provider may affect the corresponding Index Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

FLEXSHARES SEMIANNUAL REPORT	419

Notes to the Financial Statements (cont.)

Forward Foreign Currency Exchange Contracts

The FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® Ultra-Short Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The FlexShares® Ultra-Short Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statements of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2024, the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar® Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar® Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® Morningstar® Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of

420	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index

Fund, FlexShares® Morningstar® Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar® Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® ESG & Climate Developed Market ex-US Core Index Fund, FlexShares® Morningstar® Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — Citibank NA	$7,873		$—	$7,873
	Foreign Currency Contracts — Morgan Stanley	15,644	(504)	—	15,140
	Total	$23,517	$(504)	$—	$23,013
FlexShares® Emerging Markets Quality Low Volatility Index Fund	Foreign Currency Contracts — JPMorgan Chase Bank NA	$277	$(7)		$270
	Total	$277	$(7)	$—	$270
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$1,954	$—	$—	$1,954
	Foreign Currency Contracts — Bank of New York Mellon (The)	335	—	—	335
	Foreign Currency Contracts — Citibank NA	7,156	(1,511)	—	5,645
	Foreign Currency Contracts — Goldman Sachs & Co.	7,794	(2,138)	—	5,656
	Foreign Currency Contracts — JPMorgan Chase Bank NA	93	—	—	93
	Foreign Currency Contracts — Morgan Stanley	1,665	—	—	1,665
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	10,794	—	—	10,794
	Total	$29,791	$(3,649)	$—	$26,142
FlexShares® STOXX® Global ESG Select Index Fund	Foreign Currency Contracts — Morgan Stanley	11,469	$—	$—	$11,469
	Total	$11,469	$—	$—	$11,469
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts — Bank of New York Mellon (The)	$19	$—	$—	$19
	Foreign Currency Contracts — Citibank NA	7,150	(694)	—	6,456
	Foreign Currency Contracts — Goldman Sachs & Co.	1,810	—	—	1,810
	Foreign Currency Contracts — Morgan Stanley	6,639	(401)	—	6,238
	Total	$15,618	$(1,095)	$—	$14,523

FLEXSHARES SEMIANNUAL REPORT	421

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Morningstar Global Upstream Natural Resources Index	Foreign Currency Contracts — Bank of New York Mellon (The)	$1,440	$(1,440)	$—	$—
	Foreign Currency Contracts — Citibank NA	34,229	(34,229)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	70,284		—	70,284
	Foreign Currency Contracts — JPMorgan Chase Bank NA	154,223	(14,853)	—	139,370
	Foreign Currency Contracts — Morgan Stanley	51	(51)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	13,174		—	13,174
	Total	$273,401	$(50,573)	$—	$222,828
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Citibank NA	$42,749	$—	$—	$42,749
	Total	$42,749	$—	$—	$42,749
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts — BNP Paribas SA	$1,083	$—	$—	$1,083
	Foreign Currency Contracts — Citibank NA	275		—	275
	Foreign Currency Contracts — Morgan Stanley	767	(767)	—	—
	Total	$2,125	$(767)	$—	$1,358
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of New York Mellon (The)	$232	$(232)	$—	$—
	Foreign Currency Contracts — Barclays Bank plc	9,361	—	—	9,361
	Foreign Currency Contracts — Citibank NA	50,159	(14,500)	—	35,659
	Foreign Currency Contracts — Goldman Sachs & Co.	20,679	—	—	20,679
	Foreign Currency Contracts — JPMorgan Chase Bank NA	4,225	—	—	4,225
	Foreign Currency Contracts — Morgan Stanley	122,955	—	—	122,955
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	17,863	—	—	17,863
	Total	$225,474	$(14,732)	$—	$210,742
FlexShares® International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Citibank NA	$6,196	$—	$—	$6,196
	Foreign Currency Contracts — Morgan Stanley	3,806	—	—	3,806
	Total	$10,002	$—	$—	$10,002
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Citibank NA	$7,971	$—	$—	$7,971
	Foreign Currency Contracts — Morgan Stanley	8,361	—	—	8,361
	Total	$16,332	$—	$—	$16,332

422	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(282)	$—	$—	$(282)
	Foreign Currency Contracts — Bank of New York Mellon (The)	(1,183)	—	—	(1,183)
	Foreign Currency Contracts — Morgan Stanley	(504)	504	—	—
	Total	$(1,969)	$504	$—	$(1,465)
FlexShares® Emerging Markets Quality Low Volatility Index Fund	Foreign Currency Contracts — JPMorgan Chase Bank NA	$(7)	$7		$—
	Total	$(7)	$7	$—	$—
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index	Foreign Currency Contracts — Citibank NA	$(33,892)	$—	$—	$(33,892)
	Foreign Currency Contracts — Bank of New York Mellon (The)	(2,568)	—	—	(2,568)
	Total	$(36,460)	$—	$—	$(36,460)
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(1,511)	$1,511	$—	$—
	Foreign Currency Contracts —Goldman Sachs & Co.	(2,138)	2,138	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank NA	(811)	93	—	(718)
	Total	$(4,460)	$3,742	$—	$(718)
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(115)	$—	$—	$(115)
	Foreign Currency Contracts — Bank of New York Mellon (The)	(936)	—	—	(936)
	Foreign Currency Contracts — Citibank NA	(694)	694	—	—
	Foreign Currency Contracts — Morgan Stanley	(401)	401	—	—
	Total	$(2,146)	$1,095	$—	$(1,051)
FlexShares® Morningstar Global Upstream Natural Resources Index	Foreign Currency Contracts — Bank of New York Mellon (The)	$(110,625)	$1,440	$—	$(109,185)
	Foreign Currency Contracts — Barclays Bank plc	(943)		—	(943)
	Foreign Currency Contracts — Citibank NA	(229,268)	34,229	—	(195,039)
	Foreign Currency Contracts — JPMorgan Chase Bank NA	(14,853)	14,853	—	—
	Foreign Currency Contracts — Morgan Stanley	(19,891)	51	—	(19,840)
	Total	$(375,580)	$50,573	$—	$(325,007)
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of New York Mellon (The)	$(2,643)	$—	$—	$(2,643)
	Foreign Currency Contracts — Morgan Stanley	(2,627)	767	—	(1,860)
	Total	$(5,270)	$767	$—	$(4,503)
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of New York Mellon (The)	$(5,473)	$232	$—	$(5,241)
	Foreign Currency Contracts — Citibank NA	(14,500)	14,500	—	—
	Total	$(19,973)	$14,732	$—	$(5,241)
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of New York Mellon (The)	$(1,078)	$—	$—	$(1,078)
	Total	$(1,078)	$—	$—	$(1,078)

FLEXSHARES SEMIANNUAL REPORT	423

Notes to the Financial Statements (cont.)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2024

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® US Quality Low Volatility Index Fund	$429

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® US Quality Low Volatility Index Fund	(12,197)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	(31,044)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	23,517

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	(1,969)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Emerging Markets Quality Low Volatility Index Fund	(620)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Emerging Markets Quality Low Volatility Index Fund	277

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Emerging Markets Quality Low Volatility Index Fund	(7)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Morningstar US Market Factor Tilt Index Fund	(310,509)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	124,570

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(110,672)

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(36,460)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,463

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	29,791

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	(4,460)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® US Quality Large Cap Index Fund	(33,138)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® STOXX® US ESG Select Index Fund	(66,016)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® STOXX® Global ESG Select Index Fund	(48,502)

424	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® STOXX® Global ESG Select Index Fund	$11,469

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® ESG & Climate US Large Cap Core Index Fund	(13,140)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	(28,877)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	15,618

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	(2,146)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	414,180

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(443,438)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	273,401

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(375,580)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® STOXX® Global Broad Infrastructure Index Fund	199,698

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® STOXX® Global Broad Infrastructure Index Fund	(145,474)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	42,749

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Global Quality Real Estate Index Fund	(210,939)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	2,125

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	(5,270)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Quality Dividend Index Fund	(138,266)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Quality Dividend Defensive Index Fund	(52,517)

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® International Quality Dividend Index Fund	(278,487)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	225,474

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	(19,973)

FLEXSHARES SEMIANNUAL REPORT	425

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® International Quality Dividend Defensive Index Fund	$(19,005)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Defensive Index Fund	10,002

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® International Quality Dividend Dynamic Index Fund	555

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® International Quality Dividend Dynamic Index Fund	(33,733)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	16,332

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	(1,078)

Interest Rate Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Core Select Bond Fund	(100,999)

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2024

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® US Quality Low Volatility Index Fund	$130,166	$(13,733)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	119,243	48,232

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	(11,556)	12,493

426	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Emerging Markets Quality Low Volatility Index Fund	$4,747	$11,917

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Emerging Markets Quality Low Volatility Index Fund	(244)	270

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	1,746,018	420,097

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	790,446	343,663

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(28,667)	(6,569)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	9,423	53,255

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	3,038	19,493

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® US Quality Large Cap Index Fund	212,537	32,433

FLEXSHARES SEMIANNUAL REPORT	427

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® US ESG Select Index Fund	$284,870	$50,102

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® Global ESG Select Index Fund	221,790	41,607

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® STOXX® Global ESG Select Index Fund	12,793	3,713

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® ESG & Climate US Large Cap Core Index Fund	71,735	4,581

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	81,668	(7,383)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	(4,402)	10,274

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	3,075,437	1,708,850

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(304,805)	(80,179)

428	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	$1,612,483	$974,246

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	84,347	(21,277)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Global Quality Real Estate Index Fund	583,672	28,088

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	(7,198)	(347)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Index Fund	831,204	(83,159)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Defensive Index Fund	294,206	18,066

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Index Fund	817,864	226,684

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	(44,135)	128,511

FLEXSHARES SEMIANNUAL REPORT	429

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Defensive Index Fund	$75,890	$55,481

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Defensive Index Fund	1,139	10,002

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Dynamic Index Fund	103,001	29,567

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	5,143	11,297

Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Core Select Bond Fund	(17,113)	(63,750)

At April 30, 2024, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares® US Quality Low Volatility Index Fund	—	$—	24	$186,266	—	$—	—	$—	—	$—

FlexShares® Developed Markets Ex-US Quality Low Volatility Index Fund	54	75,753	16	246,513	—	—	—	—	—	—

FlexShares® Emerging Markets Quality Low Volatility Index Fund	6	41,429	10	55,810	—	—	—	—	—	—

FlexShares® Morningstar US Market Factor Tilt Index Fund	—	—	64	698,310	—	—	—	—	—	—

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	16	302,679	85	298,546	—	—	—	—	—	—

430	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	35	$163,882	37	$179,162	—	$—	—	$—	—	$—

FlexShares® US Quality Large Cap Index Fund	—	—	23	232,803	—	—	—	—	—	—

FlexShares® STOXX® US ESG Select Index Fund	—	—	14	509,340	—	—	—	—	—	—

FlexShares® STOXX® Global ESG Select Index Fund	14	156,757	31	196,263	—	—	—	—	—	—

FlexShares®® ESG & Climate US Large Cap Core Index Fund	—	—	13	123,433	—	—	—	—	—	—

FlexShares®® ESG & Climate Developed Markets ex-US Core Index Fund	57	35,049	15	145,408	—	—	—	—	—	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	104	2,061,703	202	1,194,696	—	—	—	—	—	—

FlexShares® STOXX® Global Broad Infrastructure Index Fund	9	511,471	128	567,322	—	—	—	—	—	—

FlexShares® Global Quality Real Estate Index Fund	21	90,609	40	406,795	—	—	—	—	—	—

FlexShares® Quality Dividend Index Fund	—	—	54	826,875	—	—	—	—	—	—

FlexShares® Quality Dividend Defensive Index Fund	—	—	24	416,975	—	—	—	—	—	—

FlexShares® Quality Dividend Dynamic Index Fund	—	—			—	—	—	—	—	—

FlexShares® International Quality Dividend Index Fund	63	457,240	62	426,575	—	—	—	—	—	—

FlexShares® International Quality Dividend Defensive Index Fund	27	65,567	20	117,886	—	—	—	—	—	—

FlexShares® International Quality Dividend Dynamic Index Fund	26	84,833	30	134,023	—	—	—	—	—	—

FlexShares® Core Select Bond Fund	—	—	—	—	—	—	2	10,415,828	—	—

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 30, 2023, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the

FLEXSHARES SEMIANNUAL REPORT	431

Notes to the Financial Statements (cont.)

tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares® iBoxx 3-Year Target Duration TIPs Index Fund, and the FlexShares® iBoxx 5-Year Target Duration TIPs Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: its advisory fees payable under the Advisory Agreement, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as (i) dividend expenses on short sales; (ii) non-routine items, including litigation expenses and proxy expenses; and (iii) expenses that the Fund has incurred but did not actually pay due to an expense offset agreement, if applicable.

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares® US Quality Low Volatility Index Fund[1]	0.17%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund	0.40%

FlexShares® Morningstar US Market Factor Tilt Index Fund	0.25%

432	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Unitary Management Fee

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund[2]	0.57%

FlexShares® US Quality Large Cap Index Fund	0.25%

FlexShares® STOXX® US ESG Select Index Fund	0.32%

FlexShares® STOXX® Global ESG Select Index Fund	0.42%

FlexShares® ESG & Climate US Large Cap Core Index Fund	0.09%

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	0.12%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund	0.47%

FlexShares® Global Quality Real Estate Index Fund	0.45%

FlexShares® Real Assets Allocation Index Fund	0.49%

FlexShares® Quality Dividend Index Fund	0.37%

FlexShares® Quality Dividend Defensive Index Fund	0.37%

FlexShares® International Quality Dividend Index Fund	0.47%

FlexShares® International Quality Dividend Defensive Index Fund	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares® Disciplined Duration MBS Index Fund	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund[3]	0.15%

Fund	Unitary Management Fee

FlexShares® Credit-Scored US Long Corporate Bond Index Fund[4]	0.15%

FlexShares® High Yield Value-Scored Bond Index Fund	0.37%

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	0.12%

FlexShares® Ultra-Short Income Fund	0.25%

FlexShares® Core Select Bond Fund	0.35%

[1]	Prior to January 1, 2024, the investment advisory fee for the FlexShares® US Quality Low Volatility Index Fund was 0.22%.

[2]	Prior to January 1, 2024, the investment advisory fee for the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund was 0.59%.

[3]	Prior to January 1, 2024, the investment advisory fee for the FlexShares® Credit-Scored US Corporate Bond Index Fund was 0.22%.

[4]	Prior to January 1, 2024, the investment advisory fee for the FlexShares® Credit-Scored US Long Corporate Bond Index Fund was 0.22%.

The Investment Adviser has contractually agreed until March 1, 2025 to reimburse a portion of the operating expenses of each Fund (other than Rule 12b-1 fees, tax expenses, extraordinary expenses, and acquired fund fees and expenses (“AFFE”)) so the “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) 0.0049%. In the case of the FlexShares® Real Assets Allocation Index Fund, the Investment Adviser has contractually agreed until March 1, 2025 to waive Management Fees or reimburse certain expenses in an amount equal to the AFFE attributable to the Fund’s investments in its Underlying Funds. After these dates, the contractual arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The contractual arrangements may be terminated, with respect to a Fund, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. In the case of the FlexShares® Core Select Bond Fund, the Investment Adviser has contractually agreed until March 1, 2025 to waive Management Fees or reimburse certain expenses in an amount equal

FLEXSHARES SEMIANNUAL REPORT	433

Notes to the Financial Statements (cont.)

to the sum of (a) any AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds that are not Affiliated Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of a Fund, they are not reflected on a Fund’s financial statements. After these dates, the contractual expense reimbursement agreements continue automatically for periods of one year unless terminated, as to any succeeding renewal year, by either party upon 60 days’ written notice prior to the end of the current term. The Board may terminate the contractual expense reimbursement agreements discussed above with respect to any Fund at any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the reimbursements are shown as “Investment advisory fees reimbursed” on the Statements of Operations.

The Investment Adviser may voluntarily waive or reimburse additional management fees or expenses. Any such additional voluntary expense reimbursement or fee waiver could be implemented, increased or decreased, or discontinued at any time. Amounts waived or reimbursed by the Investment Adviser pursuant to voluntary or contractual agreements discussed above may not be recouped by the Investment Adviser. These waivers and/or reimbursements are shown as “Investment advisory fees reimbursed” on the Statements of Operations. During the period ended April 30, 2024, the Investment Adviser voluntarily reimbursed additional management fees for FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, and FlexShares® High Yield Value-Scored Bond Index Fund. The amounts of the voluntary reimbursements are $7,847, $16,693, $1,056, $2,167, $68,563 and $84,821 for the six months ended April 30, 2024 and fiscal year ended October 31, 2023, respectively. The Investment Adviser discontinued voluntarily reimbursing FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares®

Credit-Scored US Long Corporate Bond Index Fund on January 1, 2024, and FlexShares® High Yield Value-Scored Bond Index Fund on February 1, 2024.

5. Related Party Transactions

During the period ended April 30, 2024, FlexShares® Morningstar Global Upstream Natural Resources Index Fund received reimbursements of approximately $41,401 from NTI in connection with the correction of errors. The reimbursements are included in Net realized gain (loss)

from transactions in investment securities on the Statements of Operations. Also during the period ended April 30, 2024, FlexShares® STOXX® Global Broad Infrastructure Index Fund received reimbursements receivable of approximately $148,579 from NTI in connection with errors. The reimbursements are included in Net realized gain (loss) from transactions in investment securities on the Statements of Operations and Receivables from Investment adviser in the Statements of Assets and Liabilities.

6. Administration Fees

Per terms of agreements JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

8. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

434	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Trust has adopted a deferred compensation plan (the “DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently available under the DC Plan are the FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® US ESG Select Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and the FlexShares® Ultra-Short Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

9. Distribution and Service Plan

ACA Foreside, formerly known as Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as described in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

10. Issuance and Redemption of Fund Shares

Each Fund only issues and redeems shares to Authorized Participants in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid by NTI in certain circumstances. In addition, the Trust may from time to time waive the standard transaction fee. The net custody fees charged to the Fund are paid for by the Investment Adviser through the Fund’s Unitary Fee. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2024	As of October 31, 2023

FlexShares® US Quality Low Volatility Index Fund	$1,050	$2,100

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	4,500	—

FlexShares® Emerging Markets Quality Low Volatility Index Fund	4,000	4,000

FlexShares® Morningstar US Market Factor Tilt Index Fund	7,500	6,000

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	25,000	50,000

FlexShares® US Quality Large Cap Index Fund	4,000	3,000

FlexShares® STOXX® US ESG Select Index Fund	1,050	700

FlexShares® STOXX® Global ESG Select Index Fund	6,000	—

FlexShares® ESG & Climate US Large Cap Core Index Fund	500	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	34,500	1,500

FlexShares® STOXX® Global Broad Infrastructure Index Fund	14,000	12,000

FLEXSHARES SEMIANNUAL REPORT	435

Notes to the Financial Statements (cont.)

Fund	As of April 30, 2024	As of October 31, 2023

FlexShares® Global Quality Real Estate Index Fund	$4,000	$4,000

FlexShares® Quality Dividend Index Fund	5,650	4,950

FlexShares® Quality Dividend Defensive Index Fund	750	2,500

FlexShares® International Quality Dividend Index Fund	8,500	12,000

FlexShares® International Quality Dividend Dynamic Index Fund	3,500	3,500

FlexShares® Disciplined Duration MBS Index Fund	800	2,000

FlexShares® Credit-Scored US Corporate Bond Index Fund	3,750	3,000

FlexShares® High Yield Value-Scored Bond Index Fund	20,750	24,500

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	2,250	2,000

FlexShares® Ultra-Short Income Fund	1,925	1,925

The FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares® Core Select Bond Fund do not charge standard creation unit transaction fees.

11. Investment Transactions

For the period ended April 30, 2024, the FlexShares® iBoxx 3-Year Target Duration TIPS Index, FlexShares® iBoxx 5-Year Target Duration TIPS Index and FlexShares® Disciplined Duration MBS Index Funds invested solely in U.S. Government, including U.S. government agency, securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2024, were as follows:

Fund	Purchases	Sales

FlexShares® US Quality Low Volatility Index Fund	$46,577,953	$47,224,522

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	13,946,870	15,609,474

FlexShares® Emerging Markets Quality Low Volatility Index Fund	10,536,728	12,745,196

FlexShares® Morningstar US Market Factor Tilt Index Fund	92,228,717	89,592,792

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	52,539,957	61,962,460

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	52,397,352	43,189,560

FlexShares® US Quality Large Cap Index Fund	10,206,867	10,039,941

FlexShares® STOXX® US ESG Select Index Fund	28,327,722	28,857,123

FlexShares® STOXX® Global ESG Select Index Fund	40,219,489	40,450,573

FlexShares® ESG & Climate US Large Cap Core Index Fund	5,238,999	5,443,990

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	6,411,879	6,175,864

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	618,476,080	721,866,567

FlexShares® STOXX® Global Broad Infrastructure Index Fund	135,699,839	123,680,398

FlexShares® Global Quality Real Estate Index Fund	72,540,436	71,973,601

FlexShares® Real Assets Allocation Index Fund	828,435	833,787

FlexShares® Quality Dividend Index Fund	280,700,058	280,480,345

436	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales

FlexShares® Quality Dividend Defensive Index Fund	$ 77,458,138	$ 77,878,988

FlexShares® International Quality Dividend Index Fund	98,269,529	111,761,077

FlexShares® International Quality Dividend Defensive Index Fund	7,755,711	9,693,780

FlexShares® International Quality Dividend Dynamic Index Fund	21,588,721	24,947,151

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	730,425,804	748,640,481

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	178,119,792	186,365,199

FlexShares® Disciplined Duration MBS Index Fund	11,383,529	8,262,350

FlexShares® Credit-Scored US Corporate Bond Index Fund	225,247,261	165,222,229

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	21,326,559	21,279,715

FlexShares® High Yield Value-Scored Bond Index Fund	1,136,382,715	974,374,098

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	20,407,514	6,568,349

FlexShares® Ultra-Short Income Fund	261,794,955	142,607,308

FlexShares® Core Select Bond Fund	45,863,930	45,798,934

12. In-Kind Transactions

During the period ended April 30, 2024, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2024, the fair value of the securities received for subscriptions for these Funds were as follows:

Fund	Fair Value

FlexShares® US Quality Low Volatility Index Fund	$13,056,874

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	2,422,168

FlexShares® Emerging Markets Quality Low Volatility Index Fund	643,498

FlexShares® Morningstar US Market Factor Tilt Index Fund	9,802,194

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	3,175,615

FlexShares® US Quality Large Cap Index Fund	31,445,636

FlexShares® STOXX® US ESG Select Index Fund	28,792,930

FlexShares® STOXX® Global ESG Select Index Fund	7,366,061

FlexShares® ESG & Climate US Large Cap Core Index Fund	5,375,210

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	4,287,017

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	10,474,104

FlexShares® STOXX® Global Broad Infrastructure Index Fund	32,524,801

FlexShares® Global Quality Real Estate Index Fund	31,520,521

FlexShares® Real Assets Allocation Index Fund	742,955

FlexShares® Quality Dividend Index Fund	162,945,357

FlexShares® Quality Dividend Defensive Index Fund	17,970,542

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	52,759,583

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	75,964,228

FlexShares® Credit-Scored US Corporate Bond Index Fund	42,249,871

FlexShares® High Yield Value-Scored Bond Index Fund	157,218,146

FlexShares® Core Select Bond Fund	2,162,015

FLEXSHARES SEMIANNUAL REPORT	437

Notes to the Financial Statements (cont.)

During the period ended April 30, 2024, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, these Funds recorded net realized gains and losses in connection with each transaction. For the period ended April 30, 2024, the fair value and realized gain (losses) of the securities transferred for redemptions for these Funds were as follows:

Fund	Fair Value	Net Realized Gains(Losses)

FlexShares® US Quality Low Volatility Index Fund	$70,850,610	$18,793,464

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	26,165,134	3,560,426

FlexShares® Emerging Markets Quality Low Volatility Index Fund	1,056,673	25,247

FlexShares® Morningstar US Market Factor Tilt Index Fund	73,020,537	44,045,582

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	20,779,886	5,965,677

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,216,652	243,899

FlexShares® US Quality Large Cap Index Fund	16,415,434	5,710,507

FlexShares® STOXX® US ESG Select Index Fund	31,623,002	11,668,282

FlexShares® STOXX® Global ESG Select Index Fund	15,067,192	7,034,461

FlexShares® ESG & Climate US Large Cap Core Index Fund	5,407,141	1,492,180

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	774,254,768	246,230,878

FlexShares® STOXX® Global Broad Infrastructure Index Fund	66,567,156	13,240,636

Fund	Fair Value	Net Realized Gains(Losses)

FlexShares® Global Quality Real Estate Index Fund	$7,928,062	$1,098,802

FlexShares® Real Assets Allocation Index Fund	10,560,429	(1,098,670)

FlexShares® Quality Dividend Index Fund	210,863,572	68,528,122

FlexShares® Quality Dividend Defensive Index Fund	30,075,047	9,382,494

FlexShares® International Quality Dividend Index Fund	13,788,676	2,992,571

FlexShares® International Quality Dividend Defensive Index Fund	4,035,988	454,688

FlexShares® International Quality Dividend Dynamic Index Fund	3,903,739	583,929

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	228,568,957	656,842

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	121,661,157	2,258,551

FlexShares® Credit-Scored US Corporate Bond Index Fund	11,716,389	(3,912)

FlexShares® High Yield Value-Scored Bond Index Fund	248,935,390	7,903,270

FlexShares® Core Select Bond Fund	22,210,231	70,644

13. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it

438	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

involves possible future claims that may or may not be made against the Funds.

14. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications and hedging transactions as a result of the global markets anticipated transition away the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021.

Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.

In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements.

15. Legal Proceedings

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants including the FlexShares® Morningstar US Market Factor Tilt Index Fund that had invested in The Jones Group Inc. (“Jones Group”). The claims in these actions stem from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The FlexShares® Morningstar US Market Factor Tilt Index Fund allegedly received $224,910 as a result of the Transactions. The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were alleged fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including FlexShares® Morningstar US Market Factor Tilt Index Fund, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. The Trustees appealed from that decision to the U.S. Court of Appeals for the Second Circuit. On November 27, 2023, the Second Circuit affirmed the District Court’s dismissal of the Trustees’ claims against the former Jones Group public shareholders, but reversed the judgment in favor of the former Jones Group directors, officers, and employees who received payment for their shares through Nine West’s payroll provider. Although certain of these former Jones Group employee shareholders petitioned the Second Circuit for rehearing of the appeal, the Trustees did not seek rehearing in connection with the dismissed claims against the former public shareholders. On January 3, 2024, the Second Circuit denied the employee shareholders’ petition for rehearing. On April 2, 2024, the employee shareholders filed a petition with the Supreme Court of the United States for a writ of certiorari. The Trustees elected not to oppose the petition or file a cross-petition. On May 13, 2024, the Supreme Court of the United States denied the employee shareholders’ petition. On May 15, 2024, the Second Circuit issued its mandate formally closing the appeal. As a result, all claims against the FlexShares® Morningstar US Market Factor Tilt Index Fund in this action remain dismissed and this action is closed.

FLEXSHARES SEMIANNUAL REPORT	439

Notes to the Financial Statements (cont.)

16. Foreign Instability

Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally.

The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.

17. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

440	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs:

(1) Transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period and held through the period ended April 30, 2024.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2024.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/24	Expenses Paid During the Period	Annualized Expense Ratio During Period

FlexShares® US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,151.30	$1.02	0.19%

Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,113.20	$1.68	0.32%

Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund

Actual	$1,000.00	$1,115.60	$2.10	0.40%

Hypothetical	$1,000.00	$1,022.87	$2.01	0.40%

FLEXSHARES SEMIANNUAL REPORT	441

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/24	Expenses Paid During the Period	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$1,208.90	$1.37	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$1,183.00	$2.12	0.39%

Hypothetical	$1,000.00	$1,022.92	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$1,144.30	$3.04	0.57%

Hypothetical	$1,000.00	$1,022.03	$2.87	0.57%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$1,219.70	$1.38	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

FlexShares® STOXX® US ESG Select Index Fund

Actual	$1,000.00	$1,181.50	$1.74	0.32%

Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%

FlexShares® STOXX® Global ESG Select Index Fund

Actual	$1,000.00	$1,191.80	$2.29	0.42%

Hypothetical	$1,000.00	$1,022.77	$2.11	0.42%

FlexShares® ESG & Climate US Large Cap Core Index Fund

Actual	$1,000.00	$1,195.10	$0.49	0.09%

Hypothetical	$1,000.00	$1,024.42	$0.45	0.09%

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

Actual	$1,000.00	$1,179.60	$0.65	0.12%

Hypothetical	$1,000.00	$1,024.27	$0.60	0.12%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$1,096.00	$2.40	0.46%

Hypothetical	$1,000.00	$1,022.58	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$1,105.10	$2.46	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$1,150.70	$2.41	0.45%

Hypothetical	$1,000.00	$1,022.63	$2.26	0.45%

442	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/24	Expenses Paid During the Period	Annualized Expense Ratio During Period

FlexShares® Real Assets Allocation Index Fund

Actual	$1,000.00	$1,103.80	$0.16	0.03%

Hypothetical	$1,000.00	$1,024.71	$0.15	0.03%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$1,161.90	$1.99	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,163.60	$1.99	0.37%

Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$1,193.10	$2.56	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,156.30	$2.52	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,209.20	$2.58	0.47%

Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,029.40	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.97	$0.91	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,034.30	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.97	$0.91	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$1,038.00	$1.01	0.20%

Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$1,057.90	$0.92	0.18%

Hypothetical	$1,000.00	$1,023.97	$0.91	0.18%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$1,119.60	$0.90	0.17%

Hypothetical	$1,000.00	$1,024.02	$0.86	0.17%

FLEXSHARES SEMIANNUAL REPORT	443

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/24	Expenses Paid During the Period	Annualized Expense Ratio During Period

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$1,089.80	$1.87	0.36%

Hypothetical	$1,000.00	$1,023.07	$1.81	0.36%

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

Actual	$1,000.00	$1,072.90	$0.62	0.12%

Hypothetical	$1,000.00	$1,024.27	$0.60	0.12%

FlexShares® Ultra-Short Income Fund

Actual	$1,000.00	$1,030.90	$1.26	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

FlexShares® Core Select Bond Fund

Actual	$1,000.00	$1,050.50	$1.27	0.25%

Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

444	FLEXSHARES SEMIANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

FlexShares Trust (the “Trust”), on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”) as required by rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Program is reasonably designed to assess and manage each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

The Trust’s Board of Trustees (the “Board”) has appointed Northern Trust Investments, Inc. (“NTI”), the investment adviser to the Funds, as the program administrator for the Program. NTI has delegated oversight of the Program to the Northern Trust Asset Management Credit & Liquidity Risk Management Committee (the “Committee”).

At a meeting of the Board held December 14, 2023, the Board received and reviewed the annual written report of the Committee, on behalf of NTI (the “Report”), concerning the operation of the Program for the review period October 1, 2022 through September 30, 2023. The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation.

The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (ii) the reliability of the classification system used to classify the liquidity of each Fund’s portfolio investments; (iii) that each Fund held primarily highly liquid investments (cash and investments that the Fund reasonably expects can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that none of the Funds required the establishment of a highly liquid investment minimum (as defined in the Rule) and the methodology for that determination; and (v) confirmation that none of the Funds had breached the 15% maximum threshold on illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit. The Report also summarized the changes made to the Program over the course of the year.

The Committee confirmed, and reported to the Board, the adequacy and effectiveness of the Program and that each Fund’s liquidity strategy was appropriate for an exchange-traded fund. The Committee also concluded that the Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s Liquidity Risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to Liquidity Risk and other risks to which an investment in the Fund may be subject.

FLEXSHARES SEMIANNUAL REPORT	445

For More Information (Unaudited)

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at flexshares.com.

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ website flexshares.com or the SEC’s website at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at sec.gov.

446	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

855.353.9383

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Select KPIs Index, STOXX® Global ESG Select KPIs Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility IndexSM, Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM, Northern Trust Emerging Markets Quality Low Volatility IndexSM, Northern Trust Quality Large Cap IndexSM, Northern Trust ESG & Climate US Large Cap Core IndexSM, Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, Northern Trust High Yield Value-Scored US Corporate Bond IndexSM, and Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofA® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00238-0624

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities divested of in accordance with Section 13(c) of the 1940 Act.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:
/s/Peter Ewing
Peter K. Ewing
President and Principal Executive Officer
July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Peter Ewing
Peter K. Ewing
President and Principal Executive Officer
July 3, 2024

By:
/s/Randal Rein
Randal E. Rein
Treasurer and Principal Financial Officer
July 3, 2024